UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Jeff Beeson

Jose Del Real, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of FlexShares® Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from FlexShares® Trust or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on FlexShares® Trust’s website (www.flexshares.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from FlexShares® Trust electronically at any time by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in FlexShares® Trust that you hold in your account at the financial intermediary. You must provide separate instructions to each of your financial intermediaries.

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2019 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

ASSETS
Securities, at cost	$983,596,928	$916,760,077	$510,572,404	$—
Affiliate securities, at cost	380,880	—	—	8,738,297
Securities Lending Reinvestments, at cost	103,201,582	14,484,118	3,577,822	—

Securities, at value†	1,478,882,201	1,013,811,165	577,172,319	—
Affiliate securities, at value	625,792	—	—	8,399,144
Securities Lending Reinvestments, at value	103,209,542	14,484,118	3,577,822	—
Cash	22,183,488	3,542,734	3,597,851	965
Cash segregated at broker*	41,548	1,226,568	180,750	3
Foreign cash††	—	8,989,753	2,385,467	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	14,878	42,394	30,338
Receivables:	—	—	—	—
Dividends and interest	1,050,442	6,849,196	1,014,826	—
Securities lending income	25,946	102,330	25,152	—
Capital shares issued	—	—	—	—
Investment adviser	81,597	59,150	30,781	957
Securities sold	—	54,899	39,845	—
Variation margin on futures contracts	1,148,100	773,845	203,613	—

Total Assets	1,607,248,656	1,049,908,636	588,270,820	8,431,407

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	46,323	11,551	11,373
Payables:
Cash collateral received from securities loaned	103,184,691	14,484,118	3,577,822	—
Deferred compensation (Note 7)	78,965	57,529	29,715	564
Investment advisory fees (Note 4)	304,948	330,635	286,919	186
Trustee fees (Note 7)	8,679	5,792	3,486	428
Securities purchased	—	2	1	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	15,000	100,000	100,000	—

Total Liabilities	103,592,283	15,024,399	4,009,494	12,551

Net Assets	$1,503,656,373	$1,034,884,237	$584,261,326	$8,418,856

NET ASSETS CONSIST OF:
Paid-in capital	$1,039,296,668	$1,018,101,478	$570,984,957	$9,658,033
Distributable earnings (loss)	464,359,705	16,782,759	13,276,369	(1,239,177)

Net Assets	$1,503,656,373	$1,034,884,237	$584,261,326	$8,418,856

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	12,700,001	16,600,001	10,900,001	300,001
Net Asset Value	$118.40	$62.34	$53.60	$28.06

† Securities on loan, at value	$141,912,223	$97,728,258	$23,130,022	$—
†† Cost of foreign cash	$—	$9,025,765	$2,407,208	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund

ASSETS
Securities, at cost	$—	$75,110,140	$38,152,052	$65,504,070
Affiliate securities, at cost	5,851,436	—	32,116	31,320
Securities Lending Reinvestments, at cost	—	653,504	111,491	879,269

Securities, at value†	—	81,260,702	45,144,270	73,125,506
Affiliate securities, at value	5,789,714	—	33,310	32,521
Securities Lending Reinvestments, at value	—	653,504	111,491	879,269
Cash	37,020	1,173,208	272,036	252,942
Cash segregated at broker*	14,847	73,312	37,461	42,132
Foreign cash††	—	—	—	362,658
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	42,495	—	—	—
Receivables:	—	—	—	—
Dividends and interest	—	49,062	51,748	218,299
Securities lending income	—	535	313	979
Capital shares issued	—	—	—	—
Investment adviser	1,722	1,910	1,079	2,008
Securities sold	—	—	—	—
Variation margin on futures contracts	2,132	64,178	13,684	31,924

Total Assets	5,887,930	83,276,411	45,665,392	74,948,238

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	921	—	—	—
Payables:
Cash collateral received from securities loaned	—	653,504	111,491	879,269
Deferred compensation (Note 7)	1,404	1,518	726	1,529
Investment advisory fees (Note 4)	88	21,599	11,417	25,212
Trustee fees (Note 7)	345	734	530	768
Securities purchased	—	—	3,146	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	3,500	1,400	7,500

Total Liabilities	2,758	680,855	128,710	914,278

Net Assets	$5,885,172	$82,595,556	$45,536,682	$74,033,960

NET ASSETS CONSIST OF:
Paid-in capital	$7,720,944	$77,734,603	$39,569,940	$68,228,604
Distributable earnings (loss)	(1,835,772)	4,860,953	5,966,742	5,805,356

Net Assets	$5,885,172	$82,595,556	$45,536,682	$74,033,960

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	200,001	2,400,001	650,001	750,001
Net Asset Value	$29.43	$34.41	$70.06	$98.71

† Securities on loan, at value	$—	$1,627,638	$1,235,716	$1,374,431
†† Cost of foreign cash	$—	$—	$—	$365,314

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

ASSETS
Securities, at cost	$4,953,560,407	$803,276,316	$293,744,634	$—
Affiliate securities, at cost	—	—	—	9,845,644
Securities Lending Reinvestments, at cost	231,495,754	23,065,024	7,855,000	—

Securities, at value†	5,608,852,141	928,430,030	331,752,981	—
Affiliate securities, at value	—	—	—	10,196,434
Securities Lending Reinvestments, at value	231,513,516	23,065,024	7,855,000	—
Cash	18,685,436	4,354,408	938,874	705
Cash segregated at broker*	1,252,342	495,774	379,434	—
Foreign cash††	7,083,309	3,421,621	607,360	—
Restricted cash**	3,445,022	—	—	—
Due from Authorized Participant	311,717	—	—	—
Unrealized appreciation on forward foreign currency contracts	558,130	9,613	8,578	—
Receivables:	—	—	—	—
Dividends and interest	14,761,083	2,483,700	944,321	—
Securities lending income	79,316	11,364	2,980	—
Capital shares issued	—	—	—	—
Investment adviser	318,056	46,018	14,173	661
Securities sold	—	9,045	—	117,465
Variation margin on futures contracts	1,259,572	375,008	108,185	—

Total Assets	5,888,119,640	962,701,605	342,611,886	10,315,265

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	367,051	16,990	11,034	—
Payables:
Cash collateral received from securities loaned	231,439,250	23,065,024	7,855,000	—
Deferred compensation (Note 7)	312,038	45,080	13,463	287
Investment advisory fees (Note 4)	2,163,712	359,181	124,134	655
Trustee fees (Note 7)	29,430	4,722	2,088	413
Securities purchased	311,718	—	—	116,306
Deferred non-US capital gains taxes	282,281	33,186	—	—
Due to Authorized Participant	3,445,022	—	—	—
Capital shares redeemed	—	—	—	—
Other	28,500	16,000	10,000	—

Total Liabilities	238,379,002	23,540,183	8,015,719	117,661

Net Assets	$5,649,740,638	$939,161,422	$334,596,167	$10,197,604

NET ASSETS CONSIST OF:
Paid-in capital	$5,675,584,910	$857,859,292	$302,267,856	$9,598,406
Distributable earnings (loss)	(25,844,272)	81,302,130	32,328,311	599,198

Net Assets	$5,649,740,638	$939,161,422	$334,596,167	$10,197,604

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	172,400,001	18,750,001	5,300,001	350,001
Net Asset Value	$32.77	$50.09	$63.13	$29.14

† Securities on loan, at value	$517,096,799	$54,397,862	$13,138,627	$—
†† Cost of foreign cash	$7,082,337	$3,425,226	$610,460	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

ASSETS
Securities, at cost	$1,465,328,259	$315,514,859	$43,634,164	$833,217,656
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	149,754,855	19,950,016	89,590	35,071,552

Securities, at value†	1,763,188,384	374,965,261	50,713,551	834,402,472
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	149,771,054	19,950,016	89,590	35,071,552
Cash	25,888,916	5,646,423	795,075	6,028,497
Cash segregated at broker*	59,883	93,563	82,038	1,038,632
Foreign cash††	—	—	—	6,101,925
Restricted cash**	—	—	—	629,638
Due from Authorized Participant	—	—	—	1,925,522
Unrealized appreciation on forward foreign currency contracts	—	—	—	69,834
Receivables:	—	—	—	—
Dividends and interest	2,096,688	349,844	59,607	4,564,113
Securities lending income	—	3,299	310	42,634
Capital shares issued	—	—	—	—
Investment adviser	98,950	18,674	5,503	42,962
Securities sold	51,171	30,902	5,839	774
Variation margin on futures contracts	1,458,730	335,790	43,613	452,923

Total Assets	1,942,613,776	401,393,772	51,795,126	890,371,478

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	30,883
Payables:
Cash collateral received from securities loaned	149,698,267	19,950,016	89,590	35,071,552
Deferred compensation (Note 7)	95,613	17,836	4,947	41,789
Investment advisory fees (Note 4)	542,433	114,721	16,475	315,583
Trustee fees (Note 7)	10,575	2,403	782	4,528
Securities purchased	—	—	—	1,961,442
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	629,638
Capital shares redeemed	—	—	—	—
Other	31,049	7,500	4,500	65,000

Total Liabilities	150,377,937	20,092,476	116,294	38,120,415

Net Assets	$1,792,235,839	$381,301,296	$51,678,832	$852,251,063

NET ASSETS CONSIST OF:
Paid-in capital	$1,433,132,941	$308,481,987	$42,293,318	$946,659,909
Distributable earnings (loss)	359,102,898	72,819,309	9,385,514	(94,408,846)

Net Assets	$1,792,235,839	$381,301,296	$51,678,832	$852,251,063

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	39,050,001	8,350,001	1,150,001	36,300,001
Net Asset Value	$45.90	$45.66	$44.94	$23.48

† Securities on loan, at value	$178,660,300	$31,231,725	$3,287,363	$69,344,177
†† Cost of foreign cash	$—	$—	$—	$6,142,215

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$93,337,637	$43,072,235	$1,252,946,409	$556,015,940
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	1,301,131	532,077	—	—

Securities, at value†	93,738,045	44,489,724	1,258,535,893	558,972,060
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	1,301,131	532,077	—	—
Cash	823,857	459,090	671,143	1,547,188
Cash segregated at broker*	42,124	66,341	—	—
Foreign cash††	797,890	81,064	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,146	—	—	—
Receivables:	—	—	—	—
Dividends and interest	522,404	243,298	1,625,747	1,135,786
Securities lending income	5,971	2,827	391	2,014
Capital shares issued	—	—	—	—
Investment adviser	6,488	3,968	183,099	62,811
Securities sold	—	—	—	—
Variation margin on futures contracts	73,584	25,698	—	—

Total Assets	97,312,640	45,904,087	1,261,016,273	561,719,859

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	53	—	—	—
Payables:
Cash collateral received from securities loaned	1,301,131	532,077	—	—
Deferred compensation (Note 7)	6,000	3,511	180,493	60,606
Investment advisory fees (Note 4)	37,390	17,613	187,034	81,215
Trustee fees (Note 7)	890	650	7,570	4,440
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	20,000	5,000	—	—

Total Liabilities	1,365,464	558,851	375,097	146,261

Net Assets	$95,947,176	$45,345,236	$1,260,641,176	$561,573,598

NET ASSETS CONSIST OF:
Paid-in capital	$112,319,423	$57,950,586	$1,325,616,199	$582,786,619
Distributable earnings (loss)	(16,372,247)	(12,605,350)	(64,975,023)	(21,213,021)

Net Assets	$95,947,176	$45,345,236	$1,260,641,176	$561,573,598

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	4,300,001	1,800,001	51,604,000	22,500,001
Net Asset Value	$22.31	$25.19	$24.43	$24.96

† Securities on loan, at value	$5,363,100	$3,664,010	$9,466,221	$54,417,027
†† Cost of foreign cash	$807,711	$81,557	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value-Scored Bond Index Fund

ASSETS
Securities, at cost	$50,877,318	$100,609,797	$27,637,372	$40,722,408
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value†	50,685,543	102,638,177	28,230,351	40,293,639
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	2,569,808	264,637	79,742	551,204
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:	—	—	—	—
Dividends and interest	167,786	920,373	352,650	769,105
Securities lending income	—	—	—	—
Capital shares issued	928	—	—	—
Investment adviser	2,871	3,025	1,258	525
Securities sold	—	2,760,647	388	2,734,994
Variation margin on futures contracts	—	—	—	—

Total Assets	53,426,936	106,586,859	28,664,389	44,349,467

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	2,422	2,681	887	410
Investment advisory fees (Note 4)	9,233	18,702	5,152	12,365
Trustee fees (Note 7)	684	764	487	275
Securities purchased	—	2,703,006	—	2,708,593
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Capital shares redeemed	2,320,657	—	—	—
Other	5,200	1,000	—	500

Total Liabilities	2,338,196	2,726,153	6,526	2,722,143

Net Assets	$51,088,740	$103,860,706	$28,657,863	$41,627,324

NET ASSETS CONSIST OF:
Paid-in capital	$53,673,369	$102,124,858	$28,788,651	$42,889,353
Distributable earnings (loss)	(2,584,629)	1,735,848	(130,788)	(1,262,029)

Net Assets	$51,088,740	$103,860,706	$28,657,863	$41,627,324

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	2,200,001	2,050,001	550,001	850,001
Net Asset Value	$23.22	$50.66	$52.11	$48.97

† Securities on loan, at value	$—	$—	$—	$—
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

	FlexShares® Ready Access Variable Income Fund	FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$251,020,797	$29,802,208
Affiliate securities, at cost	—	12,758,385
Securities Lending Reinvestments, at cost	—	—

Securities, at value†	251,550,229	30,434,879
Affiliate securities, at value	—	13,116,574
Securities Lending Reinvestments, at value	—	—
Cash	935,286	148,769
Cash segregated at broker*	—	—
Foreign cash††	—	—
Restricted cash**	—	—
Due from Authorized Participant	—	—
Unrealized appreciation on forward foreign currency contracts	—	—
Receivables:	—	—
Dividends and interest	1,568,695	—
Securities lending income	—	—
Capital shares issued	—	—
Investment adviser	10,753	7,108
Securities sold	369,719	—
Variation margin on futures contracts	—	—

Total Assets	254,434,682	43,707,330

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—
Payables:
Cash collateral received from securities loaned	—	—
Deferred compensation (Note 7)	10,212	636
Investment advisory fees (Note 4)	52,363	8,860
Trustee fees (Note 7)	1,559	546
Securities purchased	881,686	—
Deferred non-US capital gains taxes	—	—
Due to Authorized Participant	—	—
Capital shares redeemed	—	—
Other	700	—

Total Liabilities	946,520	10,042

Net Assets	$253,488,162	$43,697,288

NET ASSETS CONSIST OF:
Paid-in capital	$252,572,278	$43,250,714
Distributable earnings (loss)	915,884	446,574

Net Assets	$253,488,162	$43,697,288

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	3,350,001	1,775,001
Net Asset Value	$75.67	$24.62

† Securities on loan, at value	$—	$—
†† Cost of foreign cash	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2019 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$14,524,660	$16,772,466	$5,170,487		$—
Dividend income received from affiliate	8,485	—	—		76,672
Interest income	—	—	816		—
Securities lending income (net of fees) (Note 2)	280,027	496,429	136,397		—
Foreign withholding tax on dividends	(2,813)	(1,571,888)	(542,195)		—
Foreign withholding tax on interest	—	—	(5)		—

Total Investment Income	14,810,359	15,697,007	4,765,500		76,672

EXPENSES
Deferred compensation (Note 7)	3,701	2,413	1,402		18
Investment advisory fees	1,727,733	1,867,848	1,524,853		17,767
Trustee fees (Note 7)	31,549	21,858	11,790		181
Other expenses (Note 4)	33,680	24,568	13,030		257

Total Gross Expenses Before Fees Reimbursed	1,796,663	1,916,687	1,551,075		18,223

Less:
Deferred compensation reimbursed (Note 7)	(1,094)	(643)	(422)		(4)
Investment advisory fees reimbursed (Note 4)	—	—	—		(15,720)
Trustee fees reimbursed (Note 7)	(20,878)	(14,546)	(7,641)		(120)
Other expenses reimbursed (Note 4)	(33,680)	(24,568)	(13,030)		(257)

Total Net Expenses	1,741,011	1,876,930	1,529,982		2,122

Net Investment Income (Loss)	13,069,348	13,820,077	3,235,518		74,550

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	(29,917)	—	—		(25,178)
Transactions in investment securities	(39,845,996)	(30,626,356)	(18,497,572	)(1)	—
In-kind redemptions on investments in affiliated securities	10,530	—	—		(3,143)
In-kind redemptions on investments in securities	21,810,830	11,736,420	181,958		—
Expiration or closing of futures contracts	(2,865,010)	(756,112)	191,540		—
Settlement of forward foreign currency contracts	—	(82,014)	(23,368)		128,968
Foreign currency transactions	—	(40,100)	(147,755)		26,732

Net Realized Gain (Loss)	(20,919,563)	(19,768,162)	(18,295,197)		127,379

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	123,456,083 (2)	54,968,448	73,318,881		404,538 (3)
Securities lending	6,655	—	—		—
Futures contracts	2,317,901	1,356,636	331,579		—
Forward foreign currency contracts	—	116,519	64,225		(66,579)
Translation of other assets and liabilities denominated in foreign currencies	—	12,261	(25,628)		—

Net Change in Unrealized Appreciation (Depreciation)	125,780,639	56,453,864	73,689,057		337,959

Net Realized and Unrealized Gain (Loss)	104,861,076	36,685,702	55,393,860		465,338

Net Increase (Decrease) in Net Assets Resulting from Operations	$117,930,424	$50,505,779	$58,629,378		$539,888

(1)	Net of non-US capital gains tax of $(40,989).

(2)	Includes $15,073 change in unrealized appreciation on investments in affiliates.

(3)	Includes $404,538 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Operations (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund

INVESTMENT INCOME
Dividend income	$—	$829,711	$410,627	$1,061,776
Dividend income received from affiliate	24,041	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	—	1,652	2,146	3,347
Foreign withholding tax on dividends	—	(96)	—	(47,866)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	24,041	831,267	412,773	1,017,257

EXPENSES
Deferred compensation (Note 7)	18	238	119	187
Investment advisory fees	16,924	110,892	58,061	155,145
Trustee fees (Note 7)	118	1,580	826	1,683
Other expenses (Note 4)	153	1,577	762	1,914

Total Gross Expenses Before Fees Reimbursed	17,213	114,287	59,768	158,929

Less:
Deferred compensation reimbursed (Note 7)	(8)	(96)	(46)	(59)
Investment advisory fees reimbursed (Note 4)	(15,436)	—	—	—
Trustee fees reimbursed (Note 7)	(72)	(985)	(516)	(1,166)
Other expenses reimbursed (Note 4)	(153)	(1,577)	(762)	(1,914)

Total Net Expenses	1,544	111,629	58,444	155,790

Net Investment Income (Loss)	22,497	719,638	354,329	861,467

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	(11,099)	—	—	—
Transactions in investment securities	—	(875,284)	(1,011,676)	(2,976,953)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	68,404	—	1,787,706
Expiration or closing of futures contracts	1,071	27,572	(21,950)	(59,966)
Settlement of forward foreign currency contracts	(5,129)	—	—	—
Foreign currency transactions	(8,047)	—	—	(7,441)

Net Realized Gain (Loss)	(23,204)	(779,308)	(1,033,626)	(1,256,654)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	700,680 (1)	3,393,764	4,721,221 (2)	6,473,100 (3)
Securities lending	—	—	—	—
Futures contracts	4,911	75,331	40,578	98,308
Forward foreign currency contracts	4,370	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	5,323

Net Change in Unrealized Appreciation (Depreciation)	709,961	3,469,095	4,761,799	6,576,731

Net Realized and Unrealized Gain (Loss)	686,757	2,689,787	3,728,173	5,320,077

Net Increase (Decrease) in Net Assets Resulting from Operations	$709,254	$3,409,425	$4,082,502	$6,181,544

(1)	Includes $700,680 change in unrealized appreciation on investments in affiliates.

(2)	Includes $1,194 change in unrealized appreciation on investments in affiliates.

(3)	Includes $1,201 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

INVESTMENT INCOME
Dividend income	$110,776,964	$13,374,520		$5,883,552	$—
Dividend income received from affiliate	—	—		—	165,763
Interest income	—	—		—	—
Securities lending income (net of fees) (Note 2)	1,264,173	112,088		26,651	—
Foreign withholding tax on dividends	(4,466,929)	(763,105)		(200,262)	—
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	107,574,208	12,723,503		5,709,941	165,763

EXPENSES
Deferred compensation (Note 7)	13,446	2,233		932	22
Investment advisory fees	12,382,247	1,942,527		674,471	34,616
Trustee fees (Note 7)	122,956	18,866		6,842	275
Other expenses (Note 4)	137,300	19,787		7,108	356

Total Gross Expenses Before Fees Reimbursed	12,655,949	1,983,413		689,353	35,269

Less:
Deferred compensation reimbursed (Note 7)	(3,331)	(642)		(345)	(3)
Investment advisory fees reimbursed (Note 4)	—	—		—	(28,046)
Trustee fees reimbursed (Note 7)	(81,529)	(12,238)		(4,412)	(201)
Other expenses reimbursed (Note 4)	(137,300)	(19,787)		(7,108)	(356)

Total Net Expenses	12,433,789	1,950,746		677,488	6,663

Net Investment Income (Loss)	95,140,419	10,772,757		5,032,453	159,100

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—		—	(18,183)
Transactions in investment securities	(97,851,967)	(11,306,939	)(1)	(3,459,659)	—
In-kind redemptions on investments in affiliated securities	—	—		—	290,406
In-kind redemptions on investments in securities	31,211,188	—		—	—
Expiration or closing of futures contracts	188,345	(379,762)		(341,522)	—
Settlement of forward foreign currency contracts	(430,507)	(50,734)		11,119	—
Foreign currency transactions	(1,054,259)	(38,518)		(19,137)	—

Net Realized Gain (Loss)	(67,937,200)	(11,775,953)		(3,809,199)	272,223

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	261,688,400 (2)	97,951,815	(3)	28,339,809	898,164 (4)
Securities lending	16,259	(692)		—	—
Futures contracts	3,286,358	649,920		538,582	—
Forward foreign currency contracts	422,597	6,942		(14,417)	—
Translation of other assets and liabilities denominated in foreign currencies	(18,784)	6,926		38,887	—

Net Change in Unrealized Appreciation (Depreciation)	265,394,830	98,614,911		28,902,861	898,164

Net Realized and Unrealized Gain (Loss)	197,457,630	86,838,958		25,093,662	1,170,387

Net Increase (Decrease) in Net Assets Resulting from Operations	$292,598,049	$97,611,715		$30,126,115	$1,329,487

(1)	Net of non-US capital gains tax of $(29,616).

(2)	Net of deferred non-US capital gains tax of $282,281.

(3)	Net of deferred non-US capital gains tax of $33,186.

(4)	Includes $898,164 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$29,413,479	$5,850,047	$860,752	$19,220,507
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	401,304	24,870	6,382	225,175
Foreign withholding tax on dividends	—	(1,267)	(397)	(1,720,807)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	29,814,783	5,873,650	866,737	17,724,875

EXPENSES
Deferred compensation (Note 7)	4,158	942	152	1,720
Investment advisory fees	3,160,578	626,100	93,981	1,726,435
Trustee fees (Note 7)	39,004	7,723	1,158	16,756
Other expenses (Note 4)	44,211	8,192	1,159	19,447

Total Gross Expenses Before Fees Reimbursed	3,247,951	642,957	96,450	1,764,358

Less:
Deferred compensation reimbursed (Note 7)	(980)	(292)	(50)	(357)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(26,094)	(5,018)	(751)	(10,971)
Other expenses reimbursed (Note 4)	(44,211)	(8,192)	(1,159)	(19,447)

Total Net Expenses	3,176,666	629,455	94,490	1,733,583

Net Investment Income (Loss)	26,638,117	5,244,195	772,247	15,991,292

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	32,727,607	11,716,492	330,625	(28,656,689	)(1)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	19,117,176	—	1,961,785	(1,502,462)
Expiration or closing of futures contracts	(893,085)	(309,388)	(31,822)	28,351
Settlement of forward foreign currency contracts	—	—	—	13,164
Foreign currency transactions	—	—	—	(429,876)

Net Realized Gain (Loss)	50,951,698	11,407,104	2,260,588	(30,547,512)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	19,497,407	11,830,518	2,413,685	55,180,398
Securities lending	14,574	2	—	—
Futures contracts	2,378,740	483,218	79,080	783,223
Forward foreign currency contracts	—	—	—	55,806
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	(63,655)

Net Change in Unrealized Appreciation (Depreciation)	21,890,721	12,313,738	2,492,765	55,955,772

Net Realized and Unrealized Gain (Loss)	72,842,419	23,720,842	4,753,353	25,408,260

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,480,536	$28,965,037	$5,525,600	$41,399,552

(1)	Net of non-US capital gains tax of $(75).

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$2,374,497	$967,612	$—	$—
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	6,227,820	3,051,696
Securities lending income (net of fees) (Note 2)	26,198	15,164	7,513	4,615
Foreign withholding tax on dividends	(219,331)	(82,901)	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	2,181,364	899,875	6,235,333	3,056,311

EXPENSES
Deferred compensation (Note 7)	260	85	2,036 (1)	824 (1)
Investment advisory fees	209,082	106,123	1,253,699	621,794
Trustee fees (Note 7)	2,030	1,028	31,811	15,758
Other expenses (Note 4)	2,168	1,515	40,787	21,577

Total Gross Expenses Before Fees Reimbursed	213,540	108,751	1,328,333	659,953

Less:
Deferred compensation reimbursed (Note 7)	(84)	(6)	252 (1)	310 (1)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(1,313)	(692)	(22,705)	(11,772)
Other expenses reimbursed (Note 4)	(2,168)	(1,515)	(40,787)	(21,577)

Total Net Expenses	209,975	106,538	1,265,093	626,914

Net Investment Income (Loss)	1,971,389	793,337	4,970,240	2,429,397

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(2,631,504)	(2,947,385)	(4,363,820)	(2,029,012)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	320,505	(1,693,816)	(4,136,079)	(4,909,444)
Expiration or closing of futures contracts	(20,853)	(20,698)	—	—
Settlement of forward foreign currency contracts	(495)	—	—	—
Foreign currency transactions	(47,414)	(10,839)	—	—

Net Realized Gain (Loss)	(2,379,761)	(4,672,738)	(8,499,899)	(6,938,456)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	6,250,077	6,091,173	43,833,974	34,993,190
Securities lending	—	—	—	—
Futures contracts	151,400	55,190	—	—
Forward foreign currency contracts	2,576	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	(5,241)	(3,502)	—	—

Net Change in Unrealized Appreciation (Depreciation)	6,398,812	6,142,861	43,833,974	34,993,190

Net Realized and Unrealized Gain (Loss)	4,019,051	1,470,123	35,334,075	28,054,734

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,990,440	$2,263,460	$40,304,315	$30,484,131

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value-Scored Bond Index Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Dividend income received from affiliate	—	—	—	—
Interest income	1,042,681	1,577,696	610,548	1,867,615
Securities lending income (net of fees) (Note 2)	—	—	—	—
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,042,681	1,577,696	610,548	1,867,615

EXPENSES
Deferred compensation (Note 7)	170	323	66	57 (1)
Investment advisory fees	69,733	98,207	29,788	72,700
Trustee fees (Note 7)	1,593	2,035	615	896
Other expenses (Note 4)	1,820	1,772	678	1,128

Total Gross Expenses Before Fees Reimbursed	73,316	102,337	31,147	74,781

Less:
Deferred compensation reimbursed (Note 7)	(38)	(143)	(16)	13 (1)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(1,133)	(1,301)	(410)	(611)
Other expenses reimbursed (Note 4)	(1,820)	(1,772)	(678)	(1,128)

Total Net Expenses	70,325	99,121	30,043	73,055

Net Investment Income (Loss)	972,356	1,478,575	580,505	1,794,560

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(80,516)	163,850	(149,727)	(536,745)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	—	—	(504,890)
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(80,516)	163,850	(149,727)	(1,041,635)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	1,879,502	3,752,787	2,386,415	1,136,471
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	1,879,502	3,752,787	2,386,415	1,136,471

Net Realized and Unrealized Gain (Loss)	1,798,986	3,916,637	2,236,688	94,836

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,771,342	$5,395,212	$2,817,193	$1,889,396

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Ready Access Variable Income Fund	FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$—	$178,720
Dividend income received from affiliate	—	495,477
Interest income	3,802,926	1,864
Securities lending income (net of fees) (Note 2)	—	—
Foreign withholding tax on dividends	—	—
Foreign withholding tax on interest	—	—

Total Investment Income	3,802,926	676,061

EXPENSES
Deferred compensation (Note 7)	756	104
Investment advisory fees	320,321	74,566
Trustee fees (Note 7)	5,851	970
Other expenses (Note 4)	5,818	984

Total Gross Expenses Before Fees Reimbursed	332,746	76,624

Less:
Deferred compensation reimbursed (Note 7)	(297)	(26)
Investment advisory fees reimbursed (Note 4)	—	(39,485)
Trustee fees reimbursed (Note 7)	(4,003)	(657)
Other expenses reimbursed (Note 4)	(5,818)	(984)

Total Net Expenses	322,628	35,472

Net Investment Income (Loss)	3,480,298	640,589

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	(445,934)
Transactions in investment securities	(41,563)	24,777
In-kind redemptions on investments in affiliated securities	—	36,001
In-kind redemptions on investments in securities	(142,215)	24,128
Expiration or closing of futures contracts	—	14,881
Settlement of forward foreign currency contracts	—	—
Foreign currency transactions	—	—

Net Realized Gain (Loss)	(183,778)	(346,147)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	657,865	1,904,239 (1)
Securities lending	—	—
Futures contracts	—	—
Forward foreign currency contracts	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—

Net Change in Unrealized Appreciation (Depreciation)	657,865	1,904,239

Net Realized and Unrealized Gain (Loss)	474,087	1,558,092

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,954,385	$2,198,681

(1)	Includes $1,225,404 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$13,069,348	$22,290,316	$13,820,077	$28,117,912
Net realized gain (loss)	(20,919,563)	17,176,243	(19,768,162)	(11,314,930)
Net change in unrealized appreciation (depreciation)	125,780,639	4,166,755	56,453,864	(110,045,785)

Net Increase (Decrease) in Net Assets
Resulting from Operations	117,930,424	43,633,314	50,505,779	(93,242,803)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(11,444,908)	(21,895,299)	(8,694,857)	(33,761,589)
Tax return of capital	—	—	—	—

Total distributions	(11,444,908)	(21,895,299)	(8,694,857)	(33,761,589)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	52,913,203	244,086,962	96,868,248	122,745,608
Cost of shares redeemed	(43,407,028)	(28,359,353)	(71,890,651)	(13,253,045)

Net Increase (Decrease) from Capital Transactions	9,506,175	215,727,609	24,977,597	109,492,563

Total Increase (Decrease) in Net Assets	115,991,691	237,465,624	66,788,519	(17,511,829)

NET ASSETS
Beginning of Period	$1,387,664,682	$1,150,199,058	$968,095,718	$985,607,547

End of Period	$1,503,656,373	$1,387,664,682	$1,034,884,237	$968,095,718

SHARE TRANSACTIONS
Beginning of period	12,600,001	10,700,001	16,200,001	14,600,001
Shares issued	—	—	—	—
Shares issued in-kind	500,000	2,150,000	1,600,000	1,800,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(400,000)	(250,000)	(1,200,000)	(200,000)

Shares Outstanding, End of Period	12,700,001	12,600,001	16,600,001	16,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$3,235,518	$16,442,905	$74,550	$441,038
Net realized gain (loss)	(18,295,197)	(4,649,466)	127,379	2,153,874
Net change in unrealized appreciation (depreciation)	73,689,057	(106,291,005)	337,959	(3,308,915)

Net Increase (Decrease) in Net Assets
Resulting from Operations	58,629,378	(94,497,566)	539,888	(714,003)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(2,482,295)	(17,566,133)	(75,176)	(413,050)
Tax return of capital	—	—	—	(152,741)

Total distributions	(2,482,295)	(17,566,133)	(75,176)	(565,791)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	63,783,144	143,643,883	663,704	8,486,631
Cost of shares redeemed	(24,404,946)	(110,914,729)	(642,632)	(18,214,928)

Net Increase (Decrease) from Capital Transactions	39,378,198	32,729,154	21,072	(9,728,297)

Total Increase (Decrease) in Net Assets	95,525,281	(79,334,545)	485,784	(11,008,091)

NET ASSETS
Beginning of Period	$488,736,045	$568,070,590	$7,933,072	$18,941,163

End of Period	$584,261,326	$488,736,045	$8,418,856	$7,933,072

SHARE TRANSACTIONS
Beginning of period	10,200,001	9,900,001	300,001	650,001
Shares issued	—	—	—	—
Shares issued in-kind	1,200,000	2,400,000	25,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(500,000)	(2,100,000)	(25,000)	(650,000)

Shares Outstanding, End of Period	10,900,001	10,200,001	300,001	300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

Statements of Changes in Net Assets (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$22,497	$641,605	$719,638	$719,965
Net realized gain (loss)	(23,204)	7,159,919	(779,308)	101,624
Net change in unrealized appreciation (depreciation)	709,961	(10,069,410)	3,469,095	280,817

Net Increase (Decrease) in Net Assets
Resulting from Operations	709,254	(2,267,886)	3,409,425	1,102,406

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(22,952)	(616,733)	(593,543)	(695,332)
Tax return of capital	—	(32,884)	—	—

Total distributions	(22,952)	(649,617)	(593,543)	(695,332)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	641,441	—	19,411,459	37,735,567
Cost of shares redeemed	—	(33,809,843)	(1,490,522)	(3,339,109)

Net Increase (Decrease) from Capital Transactions	641,441	(33,809,843)	17,920,937	34,396,458

Total Increase (Decrease) in Net Assets	1,327,743	(36,727,346)	20,736,819	34,803,532

NET ASSETS
Beginning of Period	$4,557,429	$41,284,775	$61,858,737	$27,055,205

End of Period	$5,885,172	$4,557,429	$82,595,556	$61,858,737

SHARE TRANSACTIONS
Beginning of period	175,001	1,350,001	1,850,001	850,001
Shares issued	—	—	—	—
Shares issued in-kind	25,000	—	600,000	1,100,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(1,175,000)	(50,000)	(100,000)

Shares Outstanding, End of Period	200,001	175,001	2,400,001	1,850,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® US ESG Impact Index Fund		FlexShares® STOXX® Global ESG Impact Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$354,329	$369,768	$861,467	$1,333,987
Net realized gain (loss)	(1,033,626)	325,506	(1,256,654)	(836,669)
Net change in unrealized appreciation (depreciation)	4,761,799	723,737	6,576,731	(1,135,942)

Net Increase (Decrease) in Net Assets
Resulting from Operations	4,082,502	1,419,011	6,181,544	(638,624)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(291,779)	(364,337)	(682,259)	(1,253,536)
Tax return of capital	—	—	—	—

Total distributions	(291,779)	(364,337)	(682,259)	(1,253,536)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	12,799,578	15,899,635	4,612,428	42,987,562
Cost of shares redeemed	—	(1,617,494)	(9,361,860)	—

Net Increase (Decrease) from Capital Transactions	12,799,578	14,282,141	(4,749,432)	42,987,562

Total Increase (Decrease) in Net Assets	16,590,301	15,336,815	749,853	41,095,402

NET ASSETS
Beginning of Period	$28,946,381	$13,609,566	$73,284,107	$32,188,705

End of Period	$45,536,682	$28,946,381	$74,033,960	$73,284,107

SHARE TRANSACTIONS
Beginning of period	450,001	225,001	800,001	350,001
Shares issued	—	—	—	—
Shares issued in-kind	200,000	250,000	50,000	450,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(25,000)	(100,000)	—

Shares Outstanding, End of Period	650,001	450,001	750,001	800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$95,140,419	$148,910,559	$10,772,757	$24,176,292
Net realized gain (loss)	(67,937,200)	(100,926,806)	(11,775,953)	13,872,043
Net change in unrealized appreciation (depreciation)	265,394,830	40,251,675	98,614,911	(59,962,710)

Net Increase (Decrease) in Net Assets
Resulting from Operations	292,598,049	88,235,428	97,611,715	(21,914,375)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(87,574,043)	(142,689,396)	(9,001,278)	(25,040,675)
Tax return of capital	—	—	—	—

Total distributions	(87,574,043)	(142,689,396)	(9,001,278)	(25,040,675)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	168,653,544	729,840,347	77,188,230	44,339,305
Cost of shares redeemed	(159,719,972)	—	—	(99,649,945)

Net Increase (Decrease) from Capital Transactions	8,933,572	729,840,347	77,188,230	(55,310,640)

Total Increase (Decrease) in Net Assets	213,957,578	675,386,379	165,798,667	(102,265,690)

NET ASSETS
Beginning of Period	$5,435,783,060	$4,760,396,681	$773,362,755	$875,628,445

End of Period	$5,649,740,638	$5,435,783,060	$939,161,422	$773,362,755

SHARE TRANSACTIONS
Beginning of period	172,500,001	150,700,001	17,150,001	18,300,001
Shares issued	—	—	—	—
Shares issued in-kind	5,300,000	21,800,000	1,600,000	950,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(5,400,000)	—	—	(2,100,000)

Shares Outstanding, End of Period	172,400,001	172,500,001	18,750,001	17,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$5,032,453	$7,920,873	$159,100	$329,020
Net realized gain (loss)	(3,809,199)	(737,193)	272,223	(21,526)
Net change in unrealized appreciation (depreciation)	28,902,861	(18,406,740)	898,164	(839,345)

Net Increase (Decrease) in Net Assets
Resulting from Operations	30,126,115	(11,223,060)	1,329,487	(531,851)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(4,021,113)	(8,103,123)	(160,594)	(331,490)
Tax return of capital	—	—	—	—

Total distributions	(4,021,113)	(8,103,123)	(160,594)	(331,490)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	33,159,433	49,688,173	—	8,432,070
Cost of shares redeemed	—	—	(4,858,302)	—

Net Increase (Decrease) from Capital Transactions	33,159,433	49,688,173	(4,858,302)	8,432,070

Total Increase (Decrease) in Net Assets	59,264,435	30,361,990	(3,689,409)	7,568,729

NET ASSETS
Beginning of Period	$275,331,732	$244,969,742	$13,887,013	$6,318,284

End of Period	$334,596,167	$275,331,732	$10,197,604	$13,887,013

SHARE TRANSACTIONS
Beginning of period	4,750,001	3,950,001	525,001	225,001
Shares issued	—	—	—	—
Shares issued in-kind	550,000	800,000	—	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(175,000)	—

Shares Outstanding, End of Period	5,300,001	4,750,001	350,001	525,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$26,638,117	$49,327,187	$5,244,195	$8,636,341
Net realized gain (loss)	50,951,698	111,017,426	11,407,104	20,094,542
Net change in unrealized appreciation (depreciation)	21,890,721	(23,808,241)	12,313,738	(2,502,203)

Net Increase (Decrease) in Net Assets
Resulting from Operations	99,480,536	136,536,372	28,965,037	26,228,680

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(43,005,918)	(50,127,940)	(16,936,562)	(8,856,044)
Tax return of capital	—	—	—	—

Total distributions	(43,005,918)	(50,127,940)	(16,936,562)	(8,856,044)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	65,623,959	139,288,073	49,181,846	11,354,790
Cost of shares redeemed	(88,970,462)	(282,253,367)	—	(21,803,484)

Net Increase (Decrease) from Capital Transactions	(23,346,503)	(142,965,294)	49,181,846	(10,448,694)

Total Increase (Decrease) in Net Assets	33,128,115	(56,556,862)	61,210,321	6,923,942

NET ASSETS
Beginning of Period	$1,759,107,724	$1,815,664,586	$320,090,975	$313,167,033

End of Period	$1,792,235,839	$1,759,107,724	$381,301,296	$320,090,975

SHARE TRANSACTIONS
Beginning of period	39,500,001	42,650,001	7,200,001	7,450,001
Shares issued	—	—	—	—
Shares issued in-kind	1,600,000	3,100,000	1,150,000	250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(2,050,000)	(6,250,000)	—	(500,000)

Shares Outstanding, End of Period	39,050,001	39,500,001	8,350,001	7,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$772,247	$1,372,096	$15,991,292	$47,688,403
Net realized gain (loss)	2,260,588	4,811,218	(30,547,512)	(13,541,341)
Net change in unrealized appreciation (depreciation)	2,492,765	(3,581,227)	55,955,772	(135,941,569)

Net Increase (Decrease) in Net Assets
Resulting from Operations	5,525,600	2,602,087	41,399,552	(101,794,507)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(637,892)	(1,451,340)	(12,180,189)	(48,549,571)
Tax return of capital	—	—	—	—

Total distributions	(637,892)	(1,451,340)	(12,180,189)	(48,549,571)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	11,255,097	2,093,800	158,272,168	127,597,477
Cost of shares redeemed	(8,769,392)	(17,509,790)	(100,407,207)	(191,787,732)

Net Increase (Decrease) from Capital Transactions	2,485,705	(15,415,990)	57,864,961	(64,190,255)

Total Increase (Decrease) in Net Assets	7,373,413	(14,265,243)	87,084,324	(214,534,333)

NET ASSETS
Beginning of Period	$44,305,419	$58,570,662	$765,166,739	$979,701,072

End of Period	$51,678,832	$44,305,419	$852,251,063	$765,166,739

SHARE TRANSACTIONS
Beginning of period	1,050,001	1,400,001	34,200,001	37,300,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	50,000	6,800,000	4,800,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(200,000)	(400,000)	(4,700,000)	(7,900,000)

Shares Outstanding, End of Period	1,150,001	1,050,001	36,300,001	34,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$1,971,389	$4,563,748	$793,337	$4,005,554
Net realized gain (loss)	(2,379,761)	(1,641,123)	(4,672,738)	(1,562,754)
Net change in unrealized appreciation (depreciation)	6,398,812	(12,944,730)	6,142,861	(11,833,097)

Net Increase (Decrease) in Net Assets
Resulting from Operations	5,990,440	(10,022,105)	2,263,460	(9,390,297)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,360,141)	(5,084,444)	(746,942)	(3,934,883)
Tax return of capital	—	—	—	—

Total distributions	(1,360,141)	(5,084,444)	(746,942)	(3,934,883)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	20,883,895	7,592,082	9,403,018	5,669,259
Cost of shares redeemed	(17,269,699)	—	(29,055,029)	(20,658,934)

Net Increase (Decrease) from Capital Transactions	3,614,196	7,592,082	(19,652,011)	(14,989,675)

Total Increase (Decrease) in Net Assets	8,244,495	(7,514,467)	(18,135,493)	(28,314,855)

NET ASSETS
Beginning of Period	$87,702,681	$95,217,148	$63,480,729	$91,795,584

End of Period	$95,947,176	$87,702,681	$45,345,236	$63,480,729

SHARE TRANSACTIONS
Beginning of period	4,100,001	3,800,001	2,700,001	3,300,001
Shares issued	—	—	—	—
Shares issued in-kind	1,000,000	300,000	400,000	200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(800,000)	—	(1,300,000)	(800,000)

Shares Outstanding, End of Period	4,300,001	4,100,001	1,800,001	2,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$4,970,240	$56,165,230	$2,429,397	$26,492,467
Net realized gain (loss)	(8,499,899)	(25,507,752)	(6,938,456)	(8,785,489)
Net change in unrealized appreciation (depreciation)	43,833,974	(35,763,699)	34,993,190	(31,104,417)

Net Increase (Decrease) in Net Assets
Resulting from Operations	40,304,315	(5,106,221)	30,484,131	(13,397,439)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(6,634,487)	(58,646,589)	(3,900,546)	(27,570,542)
Tax return of capital	—	—	—	—

Total distributions	(6,634,487)	(58,646,589)	(3,900,546)	(27,570,542)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	46,826,166	204,979,683	48,556,430	218,359,896
Cost of shares redeemed	(461,464,856)	(612,747,018)	(417,593,640)	(92,736,712)

Net Increase (Decrease) from Capital Transactions	(414,638,690)	(407,767,335)	(369,037,210)	125,623,184

Total Increase (Decrease) in Net Assets	(380,968,862)	(471,520,145)	(342,453,625)	84,655,203

NET ASSETS
Beginning of Period	$1,641,610,038	$2,113,130,183	$904,027,223	$819,372,020

End of Period	$1,260,641,176	$1,641,610,038	$561,573,598	$904,027,223

SHARE TRANSACTIONS
Beginning of period	68,954,000	85,904,000	37,750,001	32,700,001
Shares issued	—	—	—	—
Shares issued in-kind	1,950,000	8,450,000	2,000,000	8,850,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(19,300,000)	(25,400,000)	(17,250,000)	(3,800,000)

Shares Outstanding, End of Period	51,604,000	68,954,000	22,500,001	37,750,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$972,356	$1,043,740	$1,478,575	$1,598,796
Net realized gain (loss)	(80,516)	(186,319)	163,850	(709,479)
Net change in unrealized appreciation (depreciation)	1,879,502	(1,657,657)	3,752,787	(1,967,302)

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,771,342	(800,236)	5,395,212	(1,077,985)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,305,563)	(1,511,413)	(1,362,447)	(1,546,217)
Tax return of capital	—	—	—	—

Total distributions	(1,305,563)	(1,511,413)	(1,362,447)	(1,546,217)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	6,897,150	39,295,437	39,092,171	12,378,133
Cost of shares redeemed	(28,901,773)	(3,539,176)	—	—

Net Increase (Decrease) from Capital Transactions	(22,004,623)	35,756,261	39,092,171	12,378,133

Total Increase (Decrease) in Net Assets	(20,538,844)	33,444,612	43,124,936	9,753,931

NET ASSETS
Beginning of Period	$71,627,584	$38,182,972	$60,735,770	$50,981,839

End of Period	$51,088,740	$71,627,584	$103,860,706	$60,735,770

SHARE TRANSACTIONS
Beginning of period	3,150,001	1,600,001	1,250,001	1,000,001
Shares issued	300,000	1,700,000	800,000	250,000
Shares issued in-kind	—	—	—	—
Shares redeemed	(1,250,000)	(150,000)	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	2,200,001	3,150,001	2,050,001	1,250,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® High Yield Value- Scored Bond Index Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	July 17, 2018* through October 31, 2018

OPERATIONS
Net investment income (loss)	$580,505	$977,431	$1,794,560	$1,676,609
Net realized gain (loss)	(149,727)	(624,604)	(1,041,635)	(22,286)
Net change in unrealized appreciation (depreciation)	2,386,415	(2,315,008)	1,136,471	(1,565,240)

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,817,193	(1,962,181)	1,889,396	89,083

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(583,302)	(940,216)	(1,996,361)	(1,244,147)
Tax return of capital	—	—	—	—

Total distributions	(583,302)	(940,216)	(1,996,361)	(1,244,147)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	10,468,015	2,427,008	—
Cost of shares redeemed	—	—	(9,537,705)	—

Net Increase (Decrease) from Capital Transactions	—	10,468,015	(7,110,697)	—

Total Increase (Decrease) in Net Assets	2,233,891	7,565,618	(7,217,662)	(1,155,064)

NET ASSETS
Beginning of Period	$26,423,972	$18,858,354	$48,844,986	$50,000,050 (2)

End of Period	$28,657,863	$26,423,972	$41,627,324	$48,844,986

SHARE TRANSACTIONS
Beginning of period	550,001	350,001	1,000,001	1,000,001 (2)
Shares issued	—	150,000	50,000	—
Shares issued in-kind	—	50,000	—	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(200,000)	—

Shares Outstanding, End of Period	550,001	550,001	850,001	1,000,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® Ready Access Variable Income Fund		FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

OPERATIONS
Net investment income (loss)	$3,480,298	$3,366,031	$640,589	$582,951
Net realized gain (loss)	(183,778)	10,046	(346,147)	(179,538)
Net change in unrealized appreciation (depreciation)	657,865	(425,090)	1,904,239	(933,867)

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,954,385	2,950,987	2,198,681	(530,454)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(3,328,746)	(3,138,154)	(643,159)	(583,175)
Tax return of capital	—	—	—	—

Total distributions	(3,328,746)	(3,138,154)	(643,159)	(583,175)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	97,946,794	94,240,235	7,170,205	36,542,513
Cost of shares redeemed	(56,433,952)	(45,260,520)	(3,611,338)	(608,373)

Net Increase (Decrease) from Capital Transactions	41,512,842	48,979,715	3,558,867	35,934,140

Total Increase (Decrease) in Net Assets	42,138,481	48,792,548	5,114,389	34,820,511

NET ASSETS
Beginning of Period	$211,349,681	$162,557,133	$38,582,899	$3,762,388

End of Period	$253,488,162	$211,349,681	$43,697,288	$38,582,899

SHARE TRANSACTIONS
Beginning of period	2,800,001	2,150,001	1,625,001	150,001
Shares issued	1,300,000	1,250,000	—	—
Shares issued in-kind	—	—	300,000	1,500,000
Shares redeemed	(50,000)	—	—	—
Shares redeemed in-kind	(700,000)	(600,000)	(150,000)	(25,000)

Shares Outstanding, End of Period	3,350,001	2,800,001	1,775,001	1,625,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

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FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2019 (Unaudited)	$110.13	$1.03	(a)	$8.15	$9.18	$(0.91)	$—	$—	$(0.91)
Year ended October 31, 2018	107.50	2.02	(a)	2.59	4.61	(1.98)	—	—	(1.98)
Year ended October 31, 2017	88.32	1.74	(a)	19.13	20.87	(1.69)	—	—	(1.69)
Year ended October 31, 2016	87.02	1.65	(a)	2.33	3.98	(2.68)	—	—	(2.68)
Year ended October 31, 2015	86.19	1.58	(a)	0.42	2.00	(1.17)	—	—	(1.17)
Year ended October 31, 2014	76.56	1.16	(a)	9.26	10.42	(0.79)	—	—	(0.79)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2019 (Unaudited)	59.76	0.85	(a)	2.28	3.13	(0.55)	—	—	(0.55)
Year ended October 31, 2018	67.51	1.78	(a)	(7.39)	(5.61)	(2.14)	—	—	(2.14)
Year ended October 31, 2017	55.62	1.58	(a)	11.91 (k)	13.49	(1.60)	—	—	(1.60)
Year ended October 31, 2016	58.18	1.59	(a)	(1.55)	0.04	(2.60)	—	—	(2.60)
Year ended October 31, 2015	60.74	1.51	(a)	(2.27)	(0.76)	(1.80)	—	—	(1.80)
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)	(0.49)	(0.72)	—	—	(0.72)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$118.40	8.47%	8.41%	0.26%	0.25%	1.88%	1.89%	13%	$1,503,656
110.13	4.22	4.19	0.25	0.25	1.77	1.77	15	1,387,665
107.50	23.77	23.72	0.26	0.25	1.73	1.74	22	1,150,199
88.32	4.70	4.77	0.28	0.27	1.92	1.93	26	830,253
87.02	2.30	2.30	0.28	0.27	1.81	1.81	51	761,457
86.19	13.69	13.54	0.28	0.27	1.41	1.41	25	741,260

62.34	5.32	5.80	0.40	0.39	2.88	2.89	15	1,034,884
59.76	(8.61)	(9.48)	0.39	0.39	2.65	2.65	34	968,096
67.51	24.58 (k)	25.38	0.40	0.39	2.57	2.57	22	985,608
55.62	0.20	0.80	0.43	0.42	2.91	2.92	35	622,898
58.18	(1.26)	(2.34)	0.43	0.42	2.52	2.53	26	570,188
60.74	(0.81)	(0.80)	0.43	0.42	2.84	2.85	16	643,893

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2019 (Unaudited)	$47.92	$0.32	(a)	$5.62	$5.94	$(0.26)	$—	$—	$(0.26)
Year ended October 31, 2018	57.38	1.46	(a)	(9.34)	(7.88)	(1.58)	—	—	(1.58)
Year ended October 31, 2017	47.52	1.28	(a)	9.80	11.08	(1.22)	—	—	(1.22)
Year ended October 31, 2016	45.02	0.97	(a)	3.10	4.07	(1.57)	—	—	(1.57)
Year ended October 31, 2015	52.75	0.92	(a)	(7.65)	(6.73)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)	0.26	(0.43)	—	—	(0.43)

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Six Months ended April 30, 2019 (Unaudited)	26.44	0.24	(a)	1.62	1.86	(0.24)	—	—	(0.24)
Year ended October 31, 2018	29.14	0.93	(a)	(2.53)	(1.60)	(0.78)	—	(0.32)	(1.10)
Year ended October 31, 2017	23.97	0.59	(a)	5.27	5.86	(0.69)	—	—	(0.69)
For the period 11/09/15* through 10/31/16	25.00	1.04	(a)	(0.96)	0.08	(0.98)	—	(0.13)	(1.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$53.60	12.47%	14.01%	0.60%		0.59%		1.24%	1.25%	23%	$584,261
47.92	(14.05)	(15.22)	0.59		0.59		2.56	2.56	49	488,736
57.38	23.56	23.47	0.60		0.59		2.44	2.44	34	568,071
47.52	9.41	10.65	0.66		0.65		2.23	2.23	34	299,351
45.02	(12.91)	(13.43)	0.66		0.65		1.86	1.87	30	198,073
52.75	0.52	0.52	0.66		0.65		1.96	1.97	19	258,481

28.06	7.12	7.12	0.45	(i)	0.05	(i)	1.45	1.85	2	8,419
26.44	(5.73)	(6.19)	0.46	(i)	0.05	(i)	2.84	3.25	9	7,933
29.14	24.75	24.84	0.46	(i)	0.05	(i)	1.78	2.18	6	18,941
23.97	0.59	0.97	0.55	(i)	0.05	(i)	4.12	4.62	11	3,595

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Six Months ended April 30, 2019 (Unaudited)	$26.04	$0.12	(a)	$3.40	$3.52	$(0.13)	$—	$—	$(0.13)
Year ended October 31, 2018	30.58	0.63	(a)	(4.35)	(3.72)	(0.79)	—	(0.03)	(0.82)
Year ended October 31, 2017	25.82	0.63	(a)	4.77	5.40	(0.64)	—	—	(0.64)
For the period 11/09/15* through 10/31/16	25.00	0.59	(a)	1.10	1.69	(0.87)	—	—	(0.87)

FlexShares® US Quality Large Cap Index Fund
Six Months ended April 30, 2019 (Unaudited)	33.44	0.34	(a)	0.92	1.26	(0.29)	—	—	(0.29)
Year ended October 31, 2018	31.83	0.54	(a)	1.58	2.12	(0.51)	—	—	(0.51)
Year ended October 31, 2017	26.15	0.49	(a)	5.65	6.14	(0.46)	—	—	(0.46)
Year ended October 31, 2016	26.62	0.50	(a)	(0.47)	0.03	(0.50)	—	—	(0.50)
For the period 09/23/15* through 10/31/15	25.00	0.03	(a)	1.59	1.62	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$29.43	13.58%	13.70%	0.65	%(i)	0.06	%(i)	0.26%	0.85%	1%	$5,885
26.04	(12.40)	(12.44)	0.65	(i)	0.05	(i)	1.45	2.05	6	4,557
30.58	21.16	20.75	0.65	(i)	0.05	(i)	1.67	2.27	4	41,285
25.82	7.04	7.12	0.72	(i)	0.05	(i)	1.81	2.47	4	33,567

34.41	3.86	3.83	0.33		0.32		2.07	2.08	35	82,596
33.44	6.63	6.30	0.33		0.32		1.56	1.57	94	61,859
31.83	23.65	24.08	0.34		0.32		1.65	1.67	64	27,055
26.15	0.12	0.12	0.38		0.32		1.87	1.93	59	6,538
26.62	6.48	6.48	0.42		0.32		1.10	1.20	3	2,662

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® STOXX® US ESG Impact Index Fund
Six Months ended April 30, 2019 (Unaudited)	$64.33	$0.63	(a)	$5.61	$6.24	$(0.51)	$—	$—	$(0.51)
Year ended October 31, 2018	60.49	1.09	(a)	3.84	4.93	(1.09)	—	—	(1.09)
Year ended October 31, 2017	49.96	1.05	(a)	10.45	11.50	(0.97)	—	—	(0.97)
For the period 07/13/16* through 10/31/16	50.00	0.27	(a)	(0.15)	0.12	(0.16)	—	—	(0.16)

FlexShares® STOXX® Global ESG Impact Index Fund
Six Months ended April 30, 2019 (Unaudited)	91.61	1.06	(a)	6.90	7.96	(0.86)	—	—	(0.86)
Year ended October 31, 2018	91.97	1.95	(a)	(0.61)	1.34	(1.70)	—	—	(1.70)
Year ended October 31, 2017	75.52	1.56	(a)	16.67 (k)	18.23	(1.78)	—	—	(1.78)
For the period 07/13/16* through 10/31/16	75.00	0.41	(a)	0.34	0.75	(0.23)	—	—	(0.23)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

				RATIOS/SUPPLEMENTAL DATA
	Total Return(b)			Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)		Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$70.06	9.81%		9.81%	0.33%	0.32%	1.94%	1.95%	42%	$45,537
64.33	8.13		7.97	0.33	0.32	1.66	1.67	110	28,946
60.49	23.19		23.30	0.35	0.32	1.82	1.85	67	13,610
49.96	0.24		0.28	0.37	0.32	1.75	1.80	20	4,996

98.71	8.80		8.63	0.43	0.42	2.32	2.33	36	74,034
91.61	1.38		1.71	0.43	0.42	2.03	2.04	78	73,284
91.97	24.37	(k)	24.55	0.45	0.42	1.81	1.83	64	32,189
75.52	1.00		1.03	0.45	0.42	1.74	1.77	22	7,552

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2019 (Unaudited)	$31.51	$0.56	(a)	$1.21		$1.77	$(0.51)	$—	$—	$(0.51)
Year ended October 31, 2018	31.59	0.91	(a)	(0.13)		0.78	(0.86)	—	—	(0.86)
Year ended October 31, 2017	27.40	0.70	(a)	4.13	(k)	4.83	(0.64)	—	—	(0.64)
Year ended October 31, 2016	25.52	0.55	(a)	2.73		3.28	(1.40)	—	—	(1.40)
Year ended October 31, 2015	33.18	0.94	(a)	(7.74)		(6.80)	(0.86)	—	—	(0.86)
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2019 (Unaudited)	45.09	0.61	(a)	4.90		5.51	(0.51)	—	—	(0.51)
Year ended October 31, 2018	47.85	1.36	(a)	(2.71)		(1.35)	(1.41)	—	—	(1.41)
Year ended October 31, 2017	43.49	1.37	(a)	4.40		5.77	(1.41)	—	—	(1.41)
Year ended October 31, 2016	43.30	1.34	(a)	(0.02	)(g)	1.32	(1.13)	—	—	(1.13)
Year ended October 31, 2015	45.84	1.13	(a)	(2.67)		(1.54)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	41.62	1.73	(a)	3.65		5.38	(1.16)	—	—	(1.16)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$32.77	5.73%	6.09%	0.47%	0.46%	3.53%	3.53%	12%	$5,649,741
31.51	2.33	2.01	0.46	0.46	2.72	2.72	30	5,435,783
31.59	17.81 (k)	17.97	0.47	0.46	2.36	2.36	18	4,760,397
27.40	13.84	14.05	0.49	0.48	2.20	2.20	18	2,822,012
25.52	(20.97)	(21.05)	0.49	0.48	3.17	3.17	13	2,004,234
33.18	(2.44)	(2.44)	0.49	0.48	2.27	2.27	11	2,874,838

50.09	12.35	13.06	0.48	0.47	2.60	2.61	9	939,161
45.09	(2.90)	(3.25)	0.47	0.47	2.88	2.89	13	773,363
47.85	13.44	13.23	0.48	0.47	2.97	2.98	12	875,628
43.49	3.09	3.26	0.48	0.47	3.09	3.10	14	669,676
43.30	(3.40)	(4.03)	0.48	0.47	2.52	2.53	15	467,681
45.84	13.02	13.62	0.48	0.47	3.87	3.88	17	240,664

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains		Tax return of capital	Total

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2019 (Unaudited)	$57.96	$1.01	(a)	$4.99	$6.00	$(0.83)	$—		$—	$(0.83)
Year ended October 31, 2018	62.02	1.80	(a)	(3.99)	(2.19)	(1.87)	—		—	(1.87)
Year ended October 31, 2017	57.12	0.99	(a)	5.54	6.53	(1.63)	—		—	(1.63)
Year ended October 31, 2016	57.47	1.90	(a)	(0.58)	1.32	(1.67)	—		—	(1.67)
Year ended October 31, 2015	55.24	1.36	(a)	2.25	3.61	(1.38)	—		—	(1.38)
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67	6.32	(1.08)	—		—	(1.08)

FlexShares® Real Assets Allocation Index Fund
Six Months ended April 30, 2019 (Unaudited)	26.45	0.36	(a)	2.67	3.03	(0.34)	—		—	(0.34)
Year ended October 31, 2018	28.08	0.80	(a)	(1.64)	(0.84)	(0.79)	0.00	(h)	—	(0.79)
Year ended October 31, 2017	25.63	0.66	(a)	2.54	3.20	(0.75)	—		—	(0.75)
For the period 11/23/15* through 10/31/16	25.00	0.86	(a)	0.51 (g)	1.37	(0.74)	—		—	(0.74)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$63.13	10.53%	10.95%	0.46%		0.45%		3.35%	3.36%	28%	$334,596
57.96	(3.69)	(3.95)	0.46		0.45		2.92	2.92	61	275,332
62.02	11.71	11.71	0.46		0.45		1.67	1.67	64	244,970
57.12	2.28	2.44	0.46		0.45		3.26	3.27	57	197,049
57.47	6.60	5.93	0.46		0.45		2.39	2.40	81	132,184
55.24	12.79	13.51	0.47		0.45		3.16	3.18	44	58,003

29.14	11.60	11.47	0.58	(i)	0.11	(i)	2.15	2.62	2	10,198
26.45	(3.09)	(3.32)	0.59	(i)	0.11	(i)	2.39	2.87	5	13,887
28.08	12.73	13.05	0.65	(i)	0.11	(i)	1.88	2.42	11	6,318
25.63	5.56	5.60	0.72	(i)	0.11	(i)	3.03	3.64	11	1,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2019 (Unaudited)	$44.53	$0.67	(a)	$1.79	$2.46	$(0.55)	$(0.54)	$—	$(1.09)
Year ended October 31, 2018	42.57	1.20	(a)	1.98	3.18	(1.22)	—	—	(1.22)
Year ended October 31, 2017	37.11	1.23	(a)	5.43	6.66	(1.20)	—	—	(1.20)
Year ended October 31, 2016	35.99	1.23	(a)	1.03	2.26	(1.14)	—	—	(1.14)
Year ended October 31, 2015	35.77	1.08	(a)	0.14	1.22	(1.00)	—	—	(1.00)
Year ended October 31, 2014	32.15	1.02	(a)	3.62	4.64	(1.02)	—	—	(1.02)

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2019 (Unaudited)	44.46	0.67	(a)	2.72	3.39	(0.55)	(1.64)	—	(2.19)
Year ended October 31, 2018	42.04	1.21	(a)	2.45	3.66	(1.24)	—	—	(1.24)
Year ended October 31, 2017	36.82	1.18	(a)	5.18	6.36	(1.14)	—	—	(1.14)
Year ended October 31, 2016	35.81	1.11	(a)	0.99	2.10	(1.09)	—	—	(1.09)
Year ended October 31, 2015	34.99	1.03	(a)	0.72	1.75	(0.93)	—	—	(0.93)
Year ended October 31, 2014	31.42	0.96	(a)	3.62	4.58	(1.01)	—	—	(1.01)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$45.90	5.93%	5.89%	0.38%	0.37%	3.11%	3.12%	47%	$1,792,236
44.53	7.42	7.40	0.37	0.37	2.64	2.64	76	1,759,108
42.57	18.10	18.03	0.38	0.37	3.00	3.00	89	1,815,665
37.11	6.41	6.43	0.38	0.37	3.38	3.38	85	1,438,149
35.99	3.43	3.52	0.38	0.37	2.99	2.99	86	703,615
35.77	14.61	14.47	0.38	0.37	2.99	3.00	67	586,667

45.66	8.54	8.52	0.38	0.37	3.09	3.10	34	381,301
44.46	8.69	8.74	0.38	0.37	2.70	2.71	94	320,091
42.04	17.44	17.41	0.38	0.37	2.94	2.95	74	313,167
36.82	5.96	5.96	0.38	0.37	3.09	3.10	72	252,223
35.81	5.04	5.13	0.38	0.37	2.87	2.88	92	191,606
34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2019 (Unaudited)	$42.20	$0.64	(a)	$2.65	$3.29	$(0.55)	$—	$—	$(0.55)
Year ended October 31, 2018	41.84	1.15	(a)	0.40	1.55	(1.19)	—	—	(1.19)
Year ended October 31, 2017	35.32	1.19	(a)	6.45	7.64	(1.12)	—	—	(1.12)
Year ended October 31, 2016	35.14	1.11	(a)	0.31 (g)	1.42	(1.24)	—	—	(1.24)
Year ended October 31, 2015	35.83	1.14	(a)	(0.82)	0.32	(1.01)	—	—	(1.01)
Year ended October 31, 2014	32.06	0.98	(a)	3.72	4.70	(0.93)	—	—	(0.93)

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2019 (Unaudited)	22.37	0.49	(a)	1.00	1.49	(0.38)	—	—	(0.38)
Year ended October 31, 2018	26.27	1.22	(a)	(3.86)	(2.64)	(1.26)	—	—	(1.26)
Year ended October 31, 2017	22.45	1.06	(a)	3.69	4.75	(0.93)	—	—	(0.93)
Year ended October 31, 2016	23.03	0.92	(a)	(0.68)	0.24	(0.82)	—	—	(0.82)
Year ended October 31, 2015	26.15	1.01	(a)	(3.18)	(2.17)	(0.95)	—	—	(0.95)
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)	0.19	(1.04)	—	—	(1.04)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$44.94	7.98%	7.91%	0.38%	0.37%	3.03%	3.04%	40%	$51,679
42.20	3.59	3.67	0.38	0.37	2.61	2.62	77	44,305
41.84	21.81	21.59	0.38	0.37	2.99	3.00	63	58,571
35.32	4.16	4.43	0.38	0.37	3.23	3.25	69	52,979
35.14	0.89	0.78	0.38	0.37	3.15	3.16	87	73,804
35.83	14.78	14.68	0.38	0.37	2.82	2.84	75	93,151

23.48	6.78	7.77	0.48	0.47	4.34	4.35	36	852,251
22.37	(10.48)	(11.30)	0.47	0.47	4.77	4.78	71	765,167
26.27	21.50	21.80	0.48	0.47	4.27	4.28	69	979,701
22.45	1.16	2.05	0.48	0.47	4.17	4.18	68	496,050
23.03	(8.45)	(9.95)	0.48	0.47	4.08	4.09	77	430,590
26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2019 (Unaudited)	$21.39	$0.48	(a)	$0.78	$1.26	$(0.34)	$—	$—	$(0.34)
Year ended October 31, 2018	25.06	1.14	(a)	(3.54)	(2.40)	(1.27)	—	—	(1.27)
Year ended October 31, 2017	22.16	0.99	(a)	2.81	3.80	(0.90)	—	—	(0.90)
Year ended October 31, 2016	22.54	0.83	(a)	(0.35)	0.48	(0.86)	—	—	(0.86)
Year ended October 31, 2015	25.55	0.94	(a)	(3.04)	(2.10)	(0.91)	—	—	(0.91)
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)	(0.09)	(1.02)	—	—	(1.02)

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2019 (Unaudited)	23.51	0.42	(a)	1.64	2.06	(0.38)	—	—	(0.38)
Year ended October 31, 2018	27.82	1.32	(a)	(4.34)	(3.02)	(1.29)	—	—	(1.29)
Year ended October 31, 2017	23.47	1.11	(a)	4.08	5.19	(0.84)	—	—	(0.84)
Year ended October 31, 2016	23.82	0.83	(a)	(0.13)	0.70	(0.98)	—	(0.07)	(1.05)
Year ended October 31, 2015	26.50	0.88	(a)	(2.50)	(1.62)	(1.06)	—	—	(1.06)
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)	(0.01)	(0.83)	—	—	(0.83)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$22.31	6.00%	6.49%	0.48%	0.47%	4.42%	4.43%	32%	$95,947
21.39	(10.03)	(10.91)	0.48	0.47	4.68	4.68	69	87,703
25.06	17.45	17.69	0.48	0.47	4.18	4.19	72	95,217
22.16	2.24	3.39	0.48	0.47	3.78	3.79	73	77,561
22.54	(8.37)	(9.81)	0.48	0.47	3.86	3.87	77	87,893
25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441

25.19	8.99	9.68	0.48	0.47	3.50	3.51	49	45,345
23.51	(11.34)	(12.11)	0.48	0.47	4.83	4.83	75	63,481
27.82	22.37	22.91	0.48	0.47	4.19	4.20	76	91,796
23.47	3.17	3.96	0.49	0.47	3.70	3.72	75	18,777
23.82	(6.28)	(8.00)	0.48	0.47	3.43	3.43	89	35,726
26.50	(0.18)	0.80	0.49	0.47	3.55	3.58	45	113,945

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2019 (Unaudited)	$23.81	$0.08	(a)	$0.64	$0.72	$(0.10)	$—	$—	$(0.10)
Year ended October 31, 2018	24.60	0.68	(a)	(0.78)	(0.10)	(0.69)	—	—	(0.69)
Year ended October 31, 2017	24.82	0.37	(a)	(0.27)	0.10	(0.32)	—	—	(0.32)
Year ended October 31, 2016	24.38	0.15	(a)	0.47	0.62	(0.16)	—	(0.02)	(0.18)
Year ended October 31, 2015	24.73	(0.10	)(a)	(0.23)	(0.33)	—	—	(0.02)	(0.02)
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)	(0.05)	(0.10)	—	(0.09)	(0.19)

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2019 (Unaudited)	23.95	0.08	(a)	1.05	1.13	(0.12)	—	—	(0.12)
Year ended October 31, 2018	25.06	0.71	(a)	(1.08)	(0.37)	(0.74)	—	—	(0.74)
Year ended October 31, 2017	25.45	0.47	(a)	(0.45)	0.02	(0.41)	—	—	(0.41)
Year ended October 31, 2016	24.56	0.30	(a)	0.88	1.18	(0.27)	—	(0.02)	(0.29)
Year ended October 31, 2015	24.87	0.05	(a)	(0.30)	(0.25)	(0.05)	—	(0.01)	(0.06)
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)	(0.11)	(0.24)	—	(0.07)	(0.31)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$24.43	3.04%	3.13%	0.19%	0.18%	0.70%	0.71%	22%	$1,260,641
23.81	(0.41)	(0.49)	0.18	0.18	2.79	2.80	85	1,641,610
24.60	0.42	0.46	0.21	0.20	1.49	1.50	134	2,113,130
24.82	2.55	2.55	0.21	0.20	0.62	0.63	105	1,841,902
24.38	(1.34)	(1.46)	0.21	0.20	(0.40)	(0.39)	83	1,978,311
24.73	(0.22)	(0.10)	0.21	0.20	0.40	0.41	179	2,246,873

24.96	4.72	4.72	0.19	0.18	0.69	0.70	15	561,574
23.95	(1.51)	(1.51)	0.18	0.18	2.88	2.88	65	904,027
25.06	0.08	0.08	0.21	0.20	1.86	1.87	87	819,372
25.45	4.81	4.64	0.21	0.20	1.18	1.19	72	651,605
24.56	(1.00)	(1.04)	0.21	0.20	0.19	0.20	113	432,210
24.87	(0.49)	(0.25)	0.21	0.20	0.82	0.83	150	308,335

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains		Tax return of capital	Total

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2019 (Unaudited)	$22.74	$0.32	(a)	$0.57	$0.89	$(0.41)	$—		$—	$(0.41)
Year ended October 31, 2018	23.86	0.49	(a)	(0.88)	(0.39)	(0.73)	—		—	(0.73)
Year ended October 31, 2017	24.74	0.39	(a)	(0.50)	(0.11)	(0.77)	—		—	(0.77)
Year ended October 31, 2016	24.87	0.45	(a)	0.29	0.74	(0.87)	—		—	(0.87)
Year ended October 31, 2015	25.12	0.37	(a)	0.06 (g)	0.43	(0.68)	0.00	(h)	—	(0.68)
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09	0.18	(0.06)	—		—	(0.06)

FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months ended April 30, 2019 (Unaudited)	48.59	0.81	(a)	2.03	2.84	(0.77)	—		—	(0.77)
Year ended October 31, 2018	50.98	1.40	(a)	(2.43)	(1.03)	(1.36)	—		—	(1.36)
Year ended October 31, 2017	51.49	1.26	(a)	(0.34)	0.92	(1.23)	(0.20)		—	(1.43)
Year ended October 31, 2016	50.32	1.21	(a)	1.13	2.34	(1.17)	—		—	(1.17)
For the period 11/12/14* through 10/31/15	50.00	1.12	(a)	0.18	1.30	(0.98)	—		—	(0.98)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements		Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$23.22	3.96%	3.68%	0.21%	0.20%		2.78%	2.79%		27%	$51,089
22.74	(1.65)	(1.31)	0.21	0.20		2.09	2.10		160	71,628
23.86	(0.44)	(0.53)	0.21	0.20		1.61	1.62		61	38,183
24.74	3.02	2.69	0.21	—	(j)	1.62	1.83	(j)	89	42,063
24.87	1.74	2.02	0.22	0.20		1.44	1.46		179	23,627
25.12	0.72	0.76	0.27	0.20		2.18	2.26		23	5,025

50.66	5.90	5.79	0.23	0.22		3.30	3.31		22	103,861
48.59	(2.05)	(2.23)	0.23	0.22		2.83	2.84		76	60,736
50.98	1.85	1.99	0.23	0.22		2.48	2.49		65	50,982
51.49	4.71	4.70	0.24	0.22		2.34	2.36		59	36,041
50.32	2.61	2.78	0.26	0.22		2.26	2.30		69	12,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months ended April 30, 2019 (Unaudited)	$48.04	$1.06	(a)	$4.07	$5.13	$(1.06)	$—	$—	$(1.06)
Year ended October 31, 2018	53.88	2.07	(a)	(5.87)	(3.80)	(2.04)	—	—	(2.04)
Year ended October 31, 2017	53.83	2.06	(a)	0.74	2.80	(2.07)	(0.68)	—	(2.75)
Year ended October 31, 2016	50.29	2.14	(a)	3.56	5.70	(2.16)	—	—	(2.16)
For the period 09/23/15* through 10/31/15	50.00	0.23	(a)	0.06	0.29	—	—	—	—

FlexShares® High Yield Value-Scored Bond Index Fund
Six Months ended April 30, 2019 (Unaudited)	48.84	2.16	(a)	0.36	2.52	(2.39)	—	—	(2.39)
For the period 07/17/18* through 10/31/18	50.00	1.68	(a)	(1.60)	0.08	(1.24)	—	—	(1.24)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$52.11	10.79%	11.05%	0.23%	0.22%	4.28%	4.29%	22%	$28,658
48.04	(7.24)	(7.86)	0.23	0.22	4.05	4.06	93	26,424
53.88	5.58	4.25	0.24	0.22	3.92	3.94	91	18,858
53.83	11.60	12.75	0.25	0.22	4.01	4.04	80	13,457
50.29	0.56	1.16	0.27	0.22	4.38	4.43	—	5,029

48.97	5.42	5.61	0.38	0.37	9.13	9.13	30	41,627
48.84	0.13	0.13	0.38	0.37	11.56	11.57	18	48,845

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2019 (Unaudited)	$75.48	$1.02	(a)	$0.17	$1.19	$(1.00)	$—	$—	$(1.00)
Year ended October 31, 2018	75.61	1.58	(a)	(0.24)	1.34	(1.47)	—	—	(1.47)
Year ended October 31, 2017	75.56	0.89	(a)	0.00 (h)	0.89	(0.84)	—	—	(0.84)
Year ended October 31, 2016	75.36	0.65	(a)	0.23	0.88	(0.63)	(0.05)	—	(0.68)
Year ended October 31, 2015	75.61	0.43	(a)	(0.15)	0.28	(0.42)	(0.11)	—	(0.53)
Year ended October 31, 2014	75.32	0.39	(a)	0.29	0.68	(0.39)	—	—	(0.39)

FlexShares® Core Select Bond Fund
Six Months ended April 30, 2019 (Unaudited)	23.74	0.36	(a)	0.89	1.25	(0.37)	—	—	(0.37)
Year ended October 31, 2018	25.08	0.63	(a)	(1.31)	(0.68)	(0.66)	—	—	(0.66)
For the period 11/18/16* through 10/31/17	25.00	0.55	(a)	0.15	0.70	(0.62)	—	—	(0.62)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$75.67	1.59%	1.56%	0.26%		0.25%		2.71%	2.72%	47%	$253,488
75.48	1.80	1.91	0.26		0.25		2.09	2.10	131	211,350
75.61	1.18	1.06	0.26		0.25		1.17	1.18	71	162,557
75.56	1.19	1.18	0.26		0.25		0.86	0.87	59	109,564
75.36	0.36	0.28	0.26		0.25		0.56	0.57	38	97,962
75.61	0.90	1.04	0.26		0.25		0.51	0.52	135	75,611

24.62	5.30	5.21	0.36	(i)	0.17	(i)	2.81	3.01	74	43,697
23.74	(2.73)	(2.92)	0.36	(i)	0.16	(i)	2.41	2.61	53	38,583
25.08	2.86	3.19	0.43	(i)	0.16	(i)	2.08	2.35	99	3,762

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Aerospace & Defense – 1.8%

AAR Corp.	8,128	$274,483

Aerojet Rocketdyne Holdings, Inc.* (a)	12,954	438,623

Aerovironment, Inc.*	1,778	121,900

Arconic, Inc.	12,700	272,796

Astronics Corp.*	1,152	38,408

Axon Enterprise, Inc.* (a)	5,334	338,709

Boeing Co. (The)	19,050	7,194,995

BWX Technologies, Inc.(a)	2,032	103,835

Curtiss-Wright Corp.	3,302	376,230

General Dynamics Corp.	8,636	1,543,426

Harris Corp.	3,556	599,186

HEICO Corp.(a)	8,305	876,427

Hexcel Corp.	7,112	502,890

Huntington Ingalls Industries, Inc.	2,540	565,353

Kratos Defense & Security Solutions, Inc.* (a)	12,954	205,710

L3 Technologies, Inc.	2,540	555,193

Lockheed Martin Corp.	8,128	2,709,306

Mercury Systems, Inc.*	3,810	278,206

Moog, Inc., Class A	6,096	570,829

National Presto Industries, Inc.	508	54,102

Northrop Grumman Corp.	6,096	1,767,291

Raytheon Co.	8,636	1,533,667

Spirit AeroSystems Holdings, Inc., Class A	9,398	816,686

Teledyne Technologies, Inc.*	2,794	694,337

Textron, Inc.	9,652	511,556

TransDigm Group, Inc.*	762	367,680

Triumph Group, Inc.	17,780	421,919

United Technologies Corp.	27,335	3,898,244

Wesco Aircraft Holdings, Inc.*	11,684	98,613
		27,730,600

Air Freight & Logistics – 0.6%

Air Transport Services Group, Inc.* (a)	18,288	430,317

Investments	Shares	Value

Air Freight & Logistics – (continued)

Atlas Air Worldwide Holdings, Inc.*	4,318	$208,516

CH Robinson Worldwide, Inc.	3,556	288,036

Echo Global Logistics, Inc.* (a)	1,270	29,134

Expeditors International of Washington, Inc.	4,826	383,281

FedEx Corp.	12,192	2,309,896

Forward Air Corp.	3,302	209,083

Hub Group, Inc., Class A*	10,414	432,910

United Parcel Service, Inc., Class B	32,766	3,480,404

XPO Logistics, Inc.* (a)	8,890	605,231
		8,376,808

Airlines – 0.6%

Alaska Air Group, Inc.(a)	5,588	345,897

Allegiant Travel Co.	3,556	522,305

American Airlines Group, Inc.(a)	30,480	1,041,806

Delta Air Lines, Inc.	35,052	2,043,181

Hawaiian Holdings, Inc.(a)	10,922	308,110

JetBlue Airways Corp.*	18,796	348,666

SkyWest, Inc.	19,558	1,204,577

Southwest Airlines Co.	21,590	1,170,826

Spirit Airlines, Inc.* (a)	19,812	1,077,377

United Continental Holdings, Inc.*	16,256	1,444,508
		9,507,253

Auto Components – 0.5%

Adient plc	37,084	856,640

American Axle & Manufacturing Holdings, Inc.* (a)	48,768	719,328

Aptiv plc	10,668	914,248

Autoliv, Inc.	1,016	79,746

BorgWarner, Inc.	254	10,610

Cooper Tire & Rubber Co.(a)	16,002	477,820

Cooper-Standard Holdings, Inc.*	7,620	386,105

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Dana, Inc.	22,606	$440,817

Dorman Products, Inc.* (a)	2,032	178,145

Fox Factory Holding Corp.*	2,540	197,104

Garrett Motion, Inc.*	26,775	503,370

Gentex Corp.	10,160	233,985

Gentherm, Inc.*	3,810	161,392

Goodyear Tire & Rubber Co. (The)	23,368	448,899

LCI Industries(a)	1,270	111,570

Lear Corp.	5,334	762,762

Modine Manufacturing Co.*	29,718	439,529

Motorcar Parts of America, Inc.* (a)	9,144	188,915

Standard Motor Products, Inc.(a)	3,810	190,386

Stoneridge, Inc.*	8,382	263,446

Superior Industries International, Inc.(a)	25,654	126,987

Tenneco, Inc., Class A	1,016	22,271

Tower International, Inc.(a)	9,398	219,349

Veoneer, Inc.* (a)	9,435	208,230

Visteon Corp.*	2,032	134,153
		8,275,807

Automobiles – 0.5%

Ford Motor Co.(a)	236,982	2,476,462

General Motors Co.	62,738	2,443,645

Tesla, Inc.*	5,334	1,273,172

Thor Industries, Inc.(a)	19,304	1,271,555

Winnebago Industries, Inc.(a)	1,270	44,920
		7,509,754

Banks – 7.6%

1st Source Corp.	3,048	142,738

Ameris Bancorp(a)	3,302	120,391

Associated Banc-Corp.	60,452	1,371,656

Banc of California, Inc.	10,414	151,107

BancFirst Corp.	3,556	200,558

Bancorp, Inc. (The)*	18,288	186,720

BancorpSouth Bank	6,604	201,290

Bank of America Corp.	440,436	13,468,533

Investments	Shares	Value

Banks – (continued)

Bank of Hawaii Corp.(a)	2,794	$230,170

Bank OZK	45,974	1,501,051

BankUnited, Inc.	43,180	1,579,524

Banner Corp.	2,794	148,138

BB&T Corp.	35,306	1,807,667

Berkshire Hills Bancorp, Inc.(a)	16,002	479,900

BOK Financial Corp.	4,572	398,404

Boston Private Financial Holdings, Inc.	7,112	81,432

Bridge Bancorp, Inc.	5,334	165,301

Brookline Bancorp, Inc.	11,430	172,021

Bryn Mawr Bank Corp.	2,540	96,749

Cadence Bancorp	49,132	1,117,753

Camden National Corp.	2,286	100,538

Cathay General Bancorp	6,350	233,616

CenterState Bank Corp.	3,810	94,031

Central Pacific Financial Corp.	4,064	121,961

Chemical Financial Corp.	6,858	301,272

CIT Group, Inc.	13,970	744,182

Citigroup, Inc.	102,362	7,236,993

Citizens Financial Group, Inc.	23,876	864,311

City Holding Co.(a)	2,540	201,625

Columbia Banking System, Inc.	6,350	238,379

Comerica, Inc.	10,414	818,436

Commerce Bancshares, Inc.	1,943	117,415

Community Bank System, Inc.(a)	5,588	371,378

Community Trust Bancorp, Inc.	3,302	139,509

ConnectOne Bancorp, Inc.	4,318	94,262

Cullen/Frost Bankers, Inc.(a)	1,778	180,805

CVB Financial Corp.(a)	12,192	264,566

Eagle Bancorp, Inc.*	1,778	98,252

East West Bancorp, Inc.	11,938	614,568

FB Financial Corp.	1,270	46,660

Fifth Third Bancorp	42,138	1,214,417

First Bancorp	33,528	378,866

First Busey Corp.	11,176	288,788

First Citizens BancShares, Inc., Class A	762	341,566

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

First Commonwealth Financial Corp.	10,160	$138,278

First Financial Bancorp	11,430	286,893

First Financial Bankshares, Inc.	4,318	265,643

First Foundation, Inc.	4,572	64,968

First Hawaiian, Inc.	32,766	905,980

First Horizon National Corp.	13,970	210,807

First Internet Bancorp	8,890	194,602

First Interstate BancSystem, Inc., Class A	6,858	289,819

First Merchants Corp.	6,604	242,169

First Midwest Bancorp, Inc.	6,350	136,334

First of Long Island Corp. (The)	7,112	165,496

First Republic Bank	6,350	670,687

Flushing Financial Corp.	10,668	241,097

FNB Corp.(a)	125,222	1,518,943

Franklin Financial Network, Inc.	3,810	105,347

Fulton Financial Corp.(a)	60,198	1,038,416

Glacier Bancorp, Inc.(a)	5,588	237,993

Great Southern Bancorp, Inc.	1,016	58,877

Great Western Bancorp, Inc.	21,082	741,454

Hancock Whitney Corp.	34,290	1,499,845

Hanmi Financial Corp.	2,286	54,224

Heartland Financial USA, Inc.(a)	1,270	57,023

Hilltop Holdings, Inc.	3,810	80,124

Home BancShares, Inc.(a)	61,214	1,174,697

Hope Bancorp, Inc.(a)	57,912	814,243

Huntington Bancshares, Inc.(a)	64,516	898,063

IBERIABANK Corp.	8,636	686,562

Independent Bank Corp.	4,572	366,812

Independent Bank Group, Inc.	4,572	260,604

International Bancshares Corp.	19,050	790,003

Investors Bancorp, Inc.	9,906	116,396

JPMorgan Chase & Co.	156,210	18,128,171

KeyCorp	60,452	1,060,933

Investments	Shares	Value

Banks – (continued)

Lakeland Bancorp, Inc.	12,446	$206,106

Lakeland Financial Corp.(a)	4,318	206,185

LegacyTexas Financial Group, Inc.	10,668	427,573

Live Oak Bancshares, Inc.(a)	7,112	124,247

M&T Bank Corp.	5,842	993,549

Metropolitan Bank Holding Corp.*	2,540	101,371

Midland States Bancorp, Inc.(a)	3,556	95,372

NBT Bancorp, Inc.(a)	6,096	231,770

OFG Bancorp	30,988	625,338

Old National Bancorp	51,054	872,002

Opus Bank	3,810	83,325

Pacific Premier Bancorp, Inc.(a)	18,796	546,400

PacWest Bancorp(a)	14,478	572,605

Park National Corp.(a)	1,778	173,675

Peoples Bancorp, Inc.	1,270	41,504

People’s United Financial, Inc.(a)	28,702	496,258

Pinnacle Financial Partners, Inc.	9,906	575,241

PNC Financial Services Group, Inc. (The)	19,812	2,712,857

Popular, Inc.	18,288	1,055,400

Preferred Bank	1,524	74,966

Prosperity Bancshares, Inc.(a)	9,398	692,069

Regions Financial Corp.	38,354	595,638

Renasant Corp.	3,556	128,941

S&T Bancorp, Inc.(a)	6,350	254,508

Sandy Spring Bancorp, Inc.	4,572	159,517

ServisFirst Bancshares, Inc.	2,794	94,828

Signature Bank	3,556	469,641

Simmons First National Corp., Class A	32,512	825,480

South State Corp.(a)	4,064	307,482

Southside Bancshares, Inc.(a)	3,048	107,076

Sterling Bancorp	84,074	1,800,865

Stock Yards Bancorp, Inc.	4,572	157,048

SunTrust Banks, Inc.	26,162	1,713,088

SVB Financial Group*	1,778	447,558

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Synovus Financial Corp.	26,927	$992,529

TCF Financial Corp.	53,848	1,191,656

Texas Capital Bancshares, Inc.*	19,812	1,282,431

Tompkins Financial Corp.	2,286	184,412

Towne Bank	5,334	139,111

TriCo Bancshares	1,778	70,960

Trustmark Corp.(a)	19,050	685,038

UMB Financial Corp.(a)	2,286	159,700

Umpqua Holdings Corp.	81,026	1,406,611

Union Bankshares Corp.(a)	7,620	278,130

United Bankshares, Inc.(a)	35,052	1,375,440

United Community Banks, Inc.	5,334	149,779

Univest Financial Corp.	8,890	224,206

US Bancorp	62,992	3,358,733

Valley National Bancorp(a)	113,792	1,192,540

Veritex Holdings, Inc.	7,423	196,784

Washington Trust Bancorp, Inc.(a)	2,794	144,757

Webster Financial Corp.	5,842	310,385

Wells Fargo & Co.	184,404	8,926,998

WesBanco, Inc.	14,478	583,753

Westamerica Bancorp(a)	254	16,312

Western Alliance Bancorp*	5,842	279,131

Wintrust Financial Corp.	3,810	290,322

Zions Bancorp NA	13,208	651,551
		114,289,754

Beverages – 1.2%

Boston Beer Co., Inc. (The), Class A* (a)	508	157,485

Brown-Forman Corp., Class B(a)	10,160	541,426

Coca-Cola Co. (The)	141,224	6,928,450

Coca-Cola Consolidated, Inc.	762	247,673

Constellation Brands, Inc., Class A	6,858	1,451,633

Keurig Dr Pepper, Inc.(a)	7,874	228,897

Molson Coors Brewing Co., Class B	2,032	130,434

Investments	Shares	Value

Beverages – (continued)

Monster Beverage Corp.*	16,002	$953,719

National Beverage Corp.(a)	762	42,672

PepsiCo, Inc.	54,102	6,927,761
		17,610,150

Biotechnology – 2.6%

AbbVie, Inc.	71,628	5,686,547

Abeona Therapeutics, Inc.*	6,858	52,807

ACADIA Pharmaceuticals, Inc.* (a)	9,144	219,913

Acceleron Pharma, Inc.*	2,794	113,800

Adamas Pharmaceuticals, Inc.* (a)	6,858	43,343

Agios Pharmaceuticals, Inc.* (a)	4,064	227,259

Aimmune Therapeutics, Inc.* (a)	4,064	81,849

Akebia Therapeutics, Inc.* (a)	32,004	193,304

Albireo Pharma, Inc.*	2,032	69,942

Alexion Pharmaceuticals, Inc.*	9,144	1,244,773

Alkermes plc*	7,874	238,740

Alnylam Pharmaceuticals, Inc.* (a)	4,064	363,078

AMAG Pharmaceuticals, Inc.*	9,144	102,047

Amgen, Inc.	33,274	5,966,694

Amicus Therapeutics, Inc.* (a)	14,224	189,748

AnaptysBio, Inc.* (a)	2,032	147,767

Anika Therapeutics, Inc.* (a)	1,270	40,450

Arena Pharmaceuticals, Inc.* (a)	2,540	116,205

Array BioPharma, Inc.*	14,224	321,605

Assembly Biosciences, Inc.*	3,048	48,098

Atara Biotherapeutics, Inc.*	8,382	281,635

Audentes Therapeutics, Inc.*	3,048	115,184

Biogen, Inc.*	7,366	1,688,582

BioMarin Pharmaceutical, Inc.*	6,604	564,840

Bluebird Bio, Inc.* (a)	2,794	396,273

Blueprint Medicines Corp.*	3,556	268,869

Celgene Corp.*	36,576	3,462,284

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Clovis Oncology, Inc.* (a)	18,796	$343,403

Coherus Biosciences, Inc.* (a)	10,414	165,791

CRISPR Therapeutics AG* (a)	1,524	61,250

Curis, Inc.*	1	2

CytomX Therapeutics, Inc.*	3,048	28,987

Dynavax Technologies Corp.* (a)	7,366	48,984

Editas Medicine, Inc.* (a)	3,810	94,298

Emergent BioSolutions, Inc.*	2,540	131,267

Epizyme, Inc.*	11,176	138,694

Esperion Therapeutics, Inc.*	5,842	251,790

Exact Sciences Corp.*	4,318	426,143

Exelixis, Inc.* (a)	21,590	424,459

FibroGen, Inc.*	5,588	261,127

Five Prime Therapeutics, Inc.*	7,620	84,430

Flexion Therapeutics, Inc.*	13,970	148,082

Geron Corp.* (a)	254	462

Gilead Sciences, Inc.	62,230	4,047,439

Global Blood Therapeutics, Inc.* (a)	4,318	239,217

Halozyme Therapeutics, Inc.* (a)	10,922	176,172

Heron Therapeutics, Inc.*	3,302	71,587

ImmunoGen, Inc.*	17,780	42,494

Immunomedics, Inc.* (a)	11,430	183,109

Incyte Corp.*	7,366	565,709

Insmed, Inc.* (a)	9,144	278,343

Insys Therapeutics, Inc.* (a)	8,890	38,227

Intellia Therapeutics, Inc.* (a)	4,064	62,504

Intercept Pharmaceuticals, Inc.* (a)	762	65,669

Intrexon Corp.* (a)	11,176	48,392

Ionis Pharmaceuticals, Inc.*	5,334	396,476

Iovance Biotherapeutics, Inc.* (a)	18,542	211,379

Ironwood Pharmaceuticals, Inc.* (a)	12,192	144,963

La Jolla Pharmaceutical Co.*	2,286	18,402

Investments	Shares	Value

Biotechnology – (continued)

Lexicon Pharmaceuticals, Inc.* (a)	6,858	$39,776

Ligand Pharmaceuticals, Inc.* (a)	2,032	255,727

MacroGenics, Inc.*	1,778	29,817

Madrigal Pharmaceuticals, Inc.* (a)	1,016	107,777

Minerva Neurosciences, Inc.*	17,018	125,423

Momenta Pharmaceuticals, Inc.*	8,128	113,711

Myriad Genetics, Inc.* (a)	5,080	159,918

Neurocrine Biosciences, Inc.*	4,826	348,630

Novavax, Inc.* (a)	44,958	23,886

PDL BioPharma, Inc.* (a)	74,168	242,529

Portola Pharmaceuticals, Inc.* (a)	7,366	260,020

Progenics Pharmaceuticals, Inc.*	2,794	14,361

Puma Biotechnology, Inc.* (a)	3,302	106,060

Radius Health, Inc.*	6,096	134,234

Regeneron Pharmaceuticals, Inc.*	1,524	522,945

REGENXBIO, Inc.*	1,270	64,008

Repligen Corp.* (a)	2,286	154,031

Retrophin, Inc.*	3,302	63,002

Rigel Pharmaceuticals, Inc.* (a)	254	566

Sage Therapeutics, Inc.*	2,286	384,574

Sangamo Therapeutics, Inc.* (a)	17,272	201,910

Sarepta Therapeutics, Inc.* (a)	4,826	564,352

Savara, Inc.* (a)	17,018	181,752

Seattle Genetics, Inc.* (a)	3,048	206,593

Sorrento Therapeutics, Inc.* (a)	41,402	151,117

Spark Therapeutics, Inc.*	1,778	189,695

Spectrum Pharmaceuticals, Inc.*	10,922	102,339

TG Therapeutics, Inc.* (a)	2,794	22,212

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Ultragenyx Pharmaceutical, Inc.* (a)	3,302	$217,932

United Therapeutics Corp.*	1,778	182,370

Vertex Pharmaceuticals, Inc.*	9,144	1,545,153

Viking Therapeutics, Inc.* (a)	6,096	47,732

Voyager Therapeutics, Inc.*	4,318	91,110

ZIOPHARM Oncology, Inc.* (a)	16,764	74,097
		38,374,246

Building Products – 0.6%

AAON, Inc.(a)	5,080	255,067

American Woodmark Corp.* (a)	7,620	685,267

AO Smith Corp.(a)	6,604	347,172

Apogee Enterprises, Inc.(a)	8,382	337,795

Armstrong World Industries, Inc.	254	22,014

Builders FirstSource, Inc.*	41,402	570,520

Fortune Brands Home & Security, Inc.	9,652	509,433

Gibraltar Industries, Inc.*	2,540	100,762

Griffon Corp.(a)	14,986	294,025

Insteel Industries, Inc.	762	15,956

Johnson Controls International plc	43,688	1,638,300

Lennox International, Inc.(a)	2,794	758,431

Masco Corp.	15,240	595,274

Masonite International Corp.*	8,636	444,668

NCI Building Systems, Inc.*	20,066	114,777

Owens Corning	3,556	182,316

Patrick Industries, Inc.*	11,430	570,014

Quanex Building Products Corp.(a)	12,446	208,097

Simpson Manufacturing Co., Inc.	2,032	129,398

Trex Co., Inc.*	6,096	422,270

Universal Forest Products, Inc.	18,542	685,127
		8,886,683

Investments	Shares	Value

Capital Markets – 2.6%

Affiliated Managers Group, Inc.	7,112	$788,863

Ameriprise Financial, Inc.	9,906	1,453,904

Artisan Partners Asset Management, Inc., Class A	19,558	554,274

Bank of New York Mellon Corp. (The)	47,244	2,346,137

BGC Partners, Inc., Class A	108,712	587,045

BlackRock, Inc.	5,334	2,588,270

Blucora, Inc.*	17,018	595,630

BrightSphere Investment Group plc	30,988	454,284

Charles Schwab Corp. (The)	50,546	2,313,996

CME Group, Inc.	12,446	2,226,589

Cohen & Steers, Inc.	1,016	50,952

Cowen, Inc.* (a)	14,478	242,507

E*TRADE Financial Corp.	16,764	849,264

Eaton Vance Corp.(a)	13,462	559,615

Evercore, Inc., Class A	1,778	173,231

FactSet Research Systems, Inc.	762	210,213

Federated Investors, Inc., Class B	8,128	249,774

Franklin Resources, Inc.(a)	19,050	658,940

Goldman Sachs Group, Inc. (The)	12,446	2,562,880

Greenhill & Co., Inc.(a)	4,572	94,686

Houlihan Lokey, Inc.	2,540	125,273

Intercontinental Exchange, Inc.	19,558	1,591,082

INTL. FCStone, Inc.*	7,874	319,369

Invesco Ltd.	36,576	803,575

Janus Henderson Group plc(a)	6,350	159,195

Legg Mason, Inc.	2,794	93,459

LPL Financial Holdings, Inc.	11,176	828,030

MarketAxess Holdings, Inc.(a)	2,286	636,262

Moelis & Co., Class A	3,302	135,217

Moody’s Corp.	6,858	1,348,420

Morgan Stanley	62,484	3,014,853

Morningstar, Inc.	254	36,436

MSCI, Inc.	2,540	572,465

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Nasdaq, Inc.	2,286	$210,769

Northern Trust Corp.(b)	6,350	625,792

Piper Jaffray Cos.	6,096	491,338

Raymond James Financial, Inc.	7,874	721,022

S&P Global, Inc.	9,652	2,129,810

SEI Investments Co.	8,890	484,061

State Street Corp.	21,082	1,426,408

Stifel Financial Corp.(a)	14,986	894,216

T. Rowe Price Group, Inc.	8,382	901,065

TD Ameritrade Holding Corp.	10,668	560,923

Virtu Financial, Inc., Class A(a)	23,114	568,142

Virtus Investment Partners, Inc.	3,556	436,001

Waddell & Reed Financial, Inc., Class A(a)	15,494	290,203

WisdomTree Investments, Inc.	15,494	111,557
		39,075,997

Chemicals – 1.9%

AdvanSix, Inc.*	12,446	376,243

Air Products & Chemicals, Inc.	6,604	1,359,037

Albemarle Corp.(a)	4,064	305,044

American Vanguard Corp.	254	3,998

Ashland Global Holdings, Inc.	2,540	204,546

Axalta Coating Systems Ltd.*	6,604	178,176

Balchem Corp.	2,032	206,268

Cabot Corp.	21,082	956,701

Celanese Corp.	4,572	493,273

CF Industries Holdings, Inc.	8,128	363,972

Chemours Co. (The)	14,478	521,353

DowDuPont, Inc.	91,440	3,515,868

Eastman Chemical Co.	6,350	500,888

Ecolab, Inc.	7,620	1,402,690

Element Solutions, Inc.*	23,876	259,293

Ferro Corp.* (a)	11,430	204,254

FMC Corp.	9,144	722,925

Investments	Shares	Value

Chemicals – (continued)

FutureFuel Corp.	254	$3,731

Hawkins, Inc.	254	9,375

HB Fuller Co.	1,778	87,069

Huntsman Corp.	23,876	531,002

Ingevity Corp.*	2,032	233,700

Innophos Holdings, Inc.	7,620	245,288

Innospec, Inc.	3,556	301,620

International Flavors & Fragrances, Inc.(a)	2,540	349,987

Intrepid Potash, Inc.*	19,304	71,811

Kraton Corp.*	14,732	483,504

Kronos Worldwide, Inc.	10,668	145,085

Linde plc	20,574	3,708,669

Livent Corp.*	8,552	92,191

LyondellBasell Industries NV, Class A	17,780	1,568,729

Minerals Technologies, Inc.	12,954	813,123

Mosaic Co. (The)	11,938	311,701

NewMarket Corp.	254	106,573

Olin Corp.	63,500	1,377,315

OMNOVA Solutions, Inc.*	14,224	105,258

PolyOne Corp.	6,096	168,493

PPG Industries, Inc.	8,890	1,044,575

PQ Group Holdings, Inc.*	9,906	156,614

Quaker Chemical Corp.	2,286	511,653

Rayonier Advanced Materials, Inc.(a)	26,670	395,783

RPM International, Inc.	3,048	184,861

Scotts Miracle-Gro Co. (The)(a)	2,540	215,951

Sensient Technologies Corp.(a)	2,794	195,915

Sherwin-Williams Co. (The)	3,048	1,386,322

Stepan Co.	5,588	517,114

Tredegar Corp.	6,858	123,581

Trinseo SA	2,540	114,173

Tronox Holdings plc, Class A	19,558	276,550

Valvoline, Inc.	16,510	305,435

Westlake Chemical Corp.	4,826	336,613

WR Grace & Co.	1,016	76,789
		28,130,682

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – 1.0%

ABM Industries, Inc.(a)	21,336	$810,128

ACCO Brands Corp.	43,434	396,987

ADT, Inc.	18,288	120,518

Brady Corp., Class A	6,604	322,209

BrightView Holdings, Inc.*	14,224	228,153

Brink’s Co. (The)(a)	6,858	548,160

Cimpress NV*	2,540	229,616

Cintas Corp.	2,794	606,689

Clean Harbors, Inc.*	1,524	115,824

Copart, Inc.*	6,604	444,581

Covanta Holding Corp.(a)	31,496	569,133

Deluxe Corp.	17,526	783,763

Ennis, Inc.	8,636	174,275

Healthcare Services Group, Inc.(a)	6,096	206,350

Herman Miller, Inc.	17,272	670,499

HNI Corp.(a)	11,176	410,271

Interface, Inc.	8,382	134,447

KAR Auction Services, Inc.	7,874	444,724

Kimball International, Inc., Class B	6,604	103,419

Knoll, Inc.	10,160	221,894

Matthews International Corp., Class A	12,446	498,587

McGrath RentCorp	762	47,244

Mobile Mini, Inc.	2,794	100,640

MSA Safety, Inc.	1,778	195,420

Multi-Color Corp.	6,604	329,540

Pitney Bowes, Inc.(a)	71,374	507,469

Quad/Graphics, Inc.	15,748	192,283

Republic Services, Inc.	9,398	778,342

Rollins, Inc.	5,334	206,266

RR Donnelley & Sons Co.	25,908	119,695

SP Plus Corp.*	2,540	87,681

Steelcase, Inc., Class A	23,876	412,816

Stericycle, Inc.* (a)	28,956	1,690,741

Team, Inc.* (a)	9,906	167,411

Tetra Tech, Inc.	8,128	526,044

UniFirst Corp.	1,524	240,990

US Ecology, Inc.	2,540	154,965

Viad Corp.	1,524	93,436

VSE Corp.	3,302	100,942

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Waste Management, Inc.	12,192	$1,308,689
		15,300,841

Communications Equipment – 1.2%

ADTRAN, Inc.	16,002	274,274

Arista Networks, Inc.*	1,524	475,930

CalAmp Corp.*	1,270	18,555

Calix, Inc.*	508	3,480

Ciena Corp.*	29,210	1,120,496

Cisco Systems, Inc.	165,862	9,279,979

CommScope Holding Co., Inc.*	9,906	245,471

EchoStar Corp., Class A*	5,080	202,438

Extreme Networks, Inc.*	8,128	65,024

F5 Networks, Inc.*	1,524	239,115

Finisar Corp.*	37,846	912,467

Harmonic, Inc.*	35,052	198,394

Infinera Corp.* (a)	48,768	211,653

InterDigital, Inc.	3,048	199,309

Juniper Networks, Inc.	10,668	296,250

Lumentum Holdings, Inc.* (a)	21,033	1,303,415

Motorola Solutions, Inc.	3,556	515,300

NETGEAR, Inc.* (a)	5,080	157,632

NetScout Systems, Inc.* (a)	26,416	776,630

Plantronics, Inc.	762	39,228

Ribbon Communications, Inc.*	14,478	77,602

Ubiquiti Networks, Inc.(a)	1,016	173,177

ViaSat, Inc.* (a)	3,302	299,888

Viavi Solutions, Inc.*	47,752	635,102
		17,720,809

Construction & Engineering – 0.3%

AECOM* (a)	6,858	232,486

Argan, Inc.	1,778	85,024

Comfort Systems USA, Inc.	4,826	261,087

Dycom Industries, Inc.*	2,286	113,363

EMCOR Group, Inc.	3,810	320,573

Granite Construction, Inc.(a)	3,810	171,031

HC2 Holdings, Inc.* (a)	20,828	44,572

Jacobs Engineering Group, Inc.	4,826	376,138

KBR, Inc.	48,768	1,083,625

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

MasTec, Inc.* (a)	21,336	$1,080,668

MYR Group, Inc.*	2,032	73,457

Primoris Services Corp.	3,556	77,947

Quanta Services, Inc.	6,858	278,435

Sterling Construction Co., Inc.*	7,620	103,327

Tutor Perini Corp.* (a)	19,050	380,428

Valmont Industries, Inc.	1,778	239,746

WillScot Corp.* (a)	13,716	184,755
		5,106,662

Construction Materials – 0.2%

Eagle Materials, Inc.	5,080	461,823

Forterra, Inc.* (a)	14,478	67,178

Martin Marietta Materials, Inc.(a)	2,032	450,901

Summit Materials, Inc., Class A* (a)	44,196	774,314

US Concrete, Inc.* (a)	1,524	71,826

Vulcan Materials Co.	5,334	672,670
		2,498,712

Consumer Finance – 0.8%

Ally Financial, Inc.	21,844	648,985

American Express Co.	25,146	2,947,866

Capital One Financial Corp.	20,320	1,886,306

Credit Acceptance Corp.*	1,778	882,279

Curo Group Holdings Corp.*	4,826	64,282

Discover Financial Services	17,018	1,386,797

Encore Capital Group, Inc.* (a)	254	7,178

Enova International, Inc.*	10,668	292,623

EZCORP, Inc., Class A* (a)	11,430	124,244

FirstCash, Inc.	6,096	595,457

Green Dot Corp., Class A*	3,556	226,766

Navient Corp.	3,810	51,473

Nelnet, Inc., Class A(a)	8,128	471,830

OneMain Holdings, Inc.	35,306	1,199,345

PRA Group, Inc.* (a)	254	7,143

Regional Management Corp.*	3,810	94,374

Investments	Shares	Value

Consumer Finance – (continued)

Santander Consumer USA Holdings, Inc.	12,192	$260,299

SLM Corp.	54,356	552,257

Synchrony Financial	3,810	132,093

World Acceptance Corp.*	1,270	165,087
		11,996,684

Containers & Packaging – 0.4%

AptarGroup, Inc.	1,270	141,275

Avery Dennison Corp.	2,286	252,946

Ball Corp.	11,684	700,339

Bemis Co., Inc.	4,318	247,940

Berry Global Group, Inc.*	11,938	701,954

Crown Holdings, Inc.*	1,778	103,355

Graphic Packaging Holding Co.(a)	17,780	246,786

Greif, Inc., Class A	11,684	461,752

International Paper Co.	17,018	796,613

Myers Industries, Inc.	508	9,088

Owens-Illinois, Inc.	14,478	286,085

Packaging Corp. of America	6,604	654,853

Sealed Air Corp.	8,636	402,610

Silgan Holdings, Inc.(a)	30,226	904,966

Sonoco Products Co.(a)	2,286	144,155

Westrock Co.	1,016	38,994
		6,093,711

Distributors – 0.1%

Core-Mark Holding Co., Inc.	4,572	166,192

Genuine Parts Co.	3,556	364,632

LKQ Corp.*	28,448	856,285

Pool Corp.(a)	3,302	606,710
		1,993,819

Diversified Consumer Services – 0.3%

Adtalem Global Education, Inc.*	17,272	851,855

Bright Horizons Family Solutions, Inc.*	3,810	488,251

Career Education Corp.* (a)	19,050	345,757

Chegg, Inc.* (a)	1,778	63,386

frontdoor, Inc.*	2,794	98,461

Graham Holdings Co., Class B	1,016	755,325

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – (continued)

Grand Canyon Education, Inc.*	5,080	$588,721

H&R Block, Inc.(a)	6,858	186,606

Houghton Mifflin Harcourt Co.* (a)	33,274	237,244

Laureate Education, Inc., Class A*	17,526	275,859

Service Corp. International	12,192	507,309

Strategic Education, Inc.(a)	3,810	546,164

Weight Watchers International, Inc.*	10,160	207,467
		5,152,405

Diversified Financial Services – 1.4%

AXA Equitable Holdings, Inc.	14,478	328,506

Berkshire Hathaway, Inc., Class B*	87,884	19,045,342

Cannae Holdings, Inc.*	17,526	449,892

Jefferies Financial Group, Inc.	17,272	355,285

Voya Financial, Inc.(a)	13,462	738,929
		20,917,954

Diversified Telecommunication Services – 1.6%

AT&T, Inc.	319,278	9,884,847

ATN International, Inc.	2,032	124,054

CenturyLink, Inc.	5,334	60,914

Cogent Communications Holdings, Inc.(a)	3,810	210,426

Frontier Communications Corp.* (a)	72,136	205,588

Iridium Communications, Inc.*	31,496	864,880

ORBCOMM, Inc.*	3,048	22,067

Verizon Communications, Inc.	204,724	11,708,166

Vonage Holdings Corp.*	34,036	330,830

Zayo Group Holdings, Inc.*	9,906	309,959
		23,721,731

Electric Utilities – 1.6%

ALLETE, Inc.	7,112	579,273

Alliant Energy Corp.	5,080	239,928

Investments	Shares	Value

Electric Utilities – (continued)

American Electric Power Co., Inc.	19,304	$1,651,457

Duke Energy Corp.	34,544	3,147,649

Edison International	15,240	971,855

El Paso Electric Co.	5,080	310,439

Entergy Corp.	10,414	1,009,117

Evergy, Inc.	15,036	869,382

Eversource Energy	12,954	928,284

Exelon Corp.	47,752	2,432,965

FirstEnergy Corp.	23,876	1,003,508

Hawaiian Electric Industries, Inc.	15,748	653,227

IDACORP, Inc.	4,064	402,417

MGE Energy, Inc.	2,794	189,405

NextEra Energy, Inc.	16,002	3,111,429

OGE Energy Corp.	3,048	129,052

Otter Tail Corp.	1,778	91,211

Pinnacle West Capital Corp.(a)	2,286	217,787

PNM Resources, Inc.	10,160	471,830

Portland General Electric Co.	11,938	624,477

PPL Corp.	33,020	1,030,554

Southern Co. (The)	42,672	2,271,004

Xcel Energy, Inc.	26,416	1,492,504
		23,828,754

Electrical Equipment – 0.6%

Acuity Brands, Inc.	1,524	223,007

AMETEK, Inc.	4,318	380,718

Atkore International Group, Inc.*	15,240	377,342

AZZ, Inc.(a)	1,524	72,375

Eaton Corp. plc	21,082	1,746,011

Emerson Electric Co.	18,796	1,334,328

Encore Wire Corp.(a)	1,524	90,358

EnerSys	11,430	790,842

Generac Holdings, Inc.*	11,176	614,568

Hubbell, Inc.	2,286	291,694

nVent Electric plc	12,750	356,362

Regal Beloit Corp.	13,970	1,188,568

Rockwell Automation, Inc.	4,064	734,405

Sensata Technologies Holding plc* (a)	7,112	355,173

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Sunrun, Inc.* (a)	22,098	$336,111

Vivint Solar, Inc.* (a)	1,016	5,497
		8,897,359

Electronic Equipment, Instruments & Components – 1.5%

Amphenol Corp., Class A	9,398	935,665

Anixter International, Inc.*	8,636	542,945

Arlo Technologies, Inc.*	10,055	39,918

Arrow Electronics, Inc.*	2,540	214,655

Avnet, Inc.	2,540	123,469

AVX Corp.(a)	8,890	144,996

Badger Meter, Inc.	3,048	169,103

Belden, Inc.	1,016	56,439

Benchmark Electronics, Inc.	13,716	370,744

CDW Corp.	3,556	375,514

Cognex Corp.(a)	11,684	589,224

Coherent, Inc.* (a)	2,286	338,351

Corning, Inc.	50,038	1,593,710

CTS Corp.	7,874	235,826

Dolby Laboratories, Inc., Class A	1,016	65,725

ePlus, Inc.*	4,064	383,195

Fabrinet*	12,700	768,604

Fitbit, Inc., Class A* (a)	14,732	77,785

Flex Ltd.*	183,134	2,021,799

FLIR Systems, Inc.	4,064	215,148

II-VI, Inc.* (a)	4,572	182,148

Insight Enterprises, Inc.*	13,462	761,680

IPG Photonics Corp.*	3,302	576,958

Itron, Inc.*	2,286	122,667

Jabil, Inc.	43,688	1,319,815

KEMET Corp.	19,050	340,424

Keysight Technologies, Inc.*	1,778	154,739

Knowles Corp.*	1,524	28,773

Littelfuse, Inc.	1,778	357,467

Mesa Laboratories, Inc.	254	60,119

Methode Electronics, Inc.	12,446	367,281

National Instruments Corp.	254	11,963

Novanta, Inc.*	3,810	331,546

PC Connection, Inc.	4,572	169,896

Plexus Corp.*	6,350	382,143

Rogers Corp.* (a)	1,524	255,301

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Sanmina Corp.*	20,066	$680,639

ScanSource, Inc.*	4,064	153,010

SYNNEX Corp.	13,158	1,419,485

TE Connectivity Ltd.	17,272	1,652,067

Tech Data Corp.*	12,192	1,299,789

Trimble, Inc.*	8,128	331,785

TTM Technologies, Inc.*	36,830	487,629

Vishay Intertechnology, Inc.(a)	54,102	1,071,761

Zebra Technologies Corp., Class A*	5,842	1,233,480
		23,015,380

Energy Equipment & Services – 0.8%

Apergy Corp.*	3,825	151,814

Archrock, Inc.(a)	32,258	326,128

Baker Hughes a GE Co.	20,574	494,187

Bristow Group, Inc.*	36,322	18,343

C&J Energy Services, Inc.*	24,892	349,733

Core Laboratories NV(a)	4,318	273,718

Covia Holdings Corp.* (a)	22,098	106,291

Ensco Rowan plc, Class A	54,973	767,975

Exterran Corp.*	14,986	213,101

Forum Energy Technologies, Inc.*	64,516	385,806

Halliburton Co.	40,132	1,136,939

Helix Energy Solutions Group, Inc.*	28,702	224,450

Helmerich & Payne, Inc.	6,096	356,738

Keane Group, Inc.*	18,796	197,170

KLX Energy Services Holdings, Inc.*	5,865	164,513

Liberty Oilfield Services, Inc., Class A(a)	13,716	204,505

Matrix Service Co.*	10,668	209,199

Newpark Resources, Inc.*	5,842	42,647

Oil States International, Inc.* (a)	27,432	529,986

Patterson-UTI Energy, Inc.	82,296	1,118,403

Pioneer Energy Services Corp.* (a)	46,736	81,321

ProPetro Holding Corp.* (a)	23,876	528,376

RPC, Inc.(a)	2,540	26,137

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – (continued)

Schlumberger Ltd.	68,326	$2,916,154

SEACOR Holdings, Inc.*	2,794	124,445

SEACOR Marine Holdings, Inc.*	3,556	48,290

Select Energy Services, Inc., Class A* (a)	27,432	316,017

Solaris Oilfield Infrastructure, Inc., Class A(a)	6,604	112,202

Tidewater, Inc.* (a)	3,048	68,580

Unit Corp.*	22,860	309,982

US Silica Holdings, Inc.(a)	32,258	510,321
		12,313,471

Entertainment – 1.7%

Activision Blizzard, Inc.	30,226	1,457,195

Cinemark Holdings, Inc.(a)	24,384	1,025,347

Electronic Arts, Inc.*	12,446	1,178,014

Glu Mobile, Inc.*	41,148	450,159

IMAX Corp.*	254	6,193

Liberty Media Corp-Liberty Braves, Class C*	6,350	178,752

Lions Gate Entertainment Corp., Class A	2,540	37,059

Lions Gate Entertainment Corp., Class B	18,796	255,626

Live Nation Entertainment, Inc.* (a)	11,684	763,433

Madison Square Garden Co. (The), Class A*	254	79,360

Marcus Corp. (The)	4,826	181,554

Netflix, Inc.* (a)	16,510	6,117,615

Take-Two Interactive Software, Inc.*	6,858	664,060

Viacom, Inc., Class A(a)	8,382	290,436

Viacom, Inc., Class B	12,192	352,471

Walt Disney Co. (The)	87,128	11,933,922

World Wrestling Entertainment, Inc., Class A(a)	4,064	340,766

Zynga, Inc., Class A*	42,418	240,086
		25,552,048

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – 4.1%

Acadia Realty Trust	1,270	$35,865

Agree Realty Corp.	1,270	83,147

Alexander & Baldwin, Inc.	15,748	371,968

Alexander’s, Inc.	254	96,426

Alexandria Real Estate Equities, Inc.	4,318	614,840

American Assets Trust, Inc.	3,302	152,519

American Campus Communities, Inc.	6,858	323,698

American Homes 4 Rent, Class A	8,890	213,182

American Tower Corp.	16,510	3,224,403

Apartment Investment & Management Co., Class A	5,082	250,848

Apple Hospitality REIT, Inc.	76,962	1,266,025

Ashford Hospitality Trust, Inc.	60,960	335,890

AvalonBay Communities, Inc.	5,588	1,122,797

Boston Properties, Inc.	6,858	943,798

Braemar Hotels & Resorts, Inc.	10,160	141,224

Brandywine Realty Trust	10,922	168,090

Camden Property Trust	2,286	230,086

CatchMark Timber Trust, Inc., Class A	22,606	226,060

CBL & Associates Properties, Inc.(a)	113,030	114,160

Cedar Realty Trust, Inc.	72,644	223,017

Chatham Lodging Trust	1,270	25,006

Chesapeake Lodging Trust	6,858	195,453

Colony Capital, Inc.	32,766	168,417

Columbia Property Trust, Inc.	14,224	323,027

CoreCivic, Inc.	5,842	121,572

CorEnergy Infrastructure Trust, Inc.(a)	1,270	47,993

CoreSite Realty Corp.	2,540	277,901

Cousins Properties, Inc.	23,368	223,632

Crown Castle International Corp.	16,002	2,012,732

CubeSmart	14,732	470,098

CyrusOne, Inc.	3,302	183,888

DiamondRock Hospitality Co.	6,604	71,719

Digital Realty Trust, Inc.	7,874	926,849

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Douglas Emmett, Inc.	7,366	$303,406

Duke Realty Corp.	10,414	324,084

EastGroup Properties, Inc.(a)	1,270	145,199

Empire State Realty Trust, Inc., Class A	16,764	259,171

EPR Properties	4,064	320,487

Equinix, Inc.	3,302	1,501,419

Equity Commonwealth	19,050	605,790

Equity LifeStyle Properties, Inc.	1,778	207,493

Equity Residential	11,938	912,302

Essex Property Trust, Inc.	2,286	645,795

Extra Space Storage, Inc.	5,842	605,757

Federal Realty Investment Trust	2,794	373,977

First Industrial Realty Trust, Inc.	8,890	313,550

Franklin Street Properties Corp.	33,274	261,534

Gaming and Leisure Properties, Inc.	4,572	184,617

GEO Group, Inc. (The)	10,160	203,403

Getty Realty Corp.	1,016	32,949

Global Net Lease, Inc.	6,858	130,782

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,778	47,277

HCP, Inc.	26,416	786,668

Healthcare Realty Trust, Inc.	6,604	203,932

Healthcare Trust of America, Inc., Class A	5,842	161,122

Hersha Hospitality Trust	13,208	245,273

Highwoods Properties, Inc.	10,160	452,933

Hospitality Properties Trust	17,526	455,676

Host Hotels & Resorts, Inc.	36,830	708,609

Hudson Pacific Properties, Inc.	4,318	150,525

Industrial Logistics Properties Trust	17,542	348,209

InfraREIT, Inc.	6,858	144,361

Investors Real Estate Trust(a)	1,524	91,867

Invitation Homes, Inc.	20,828	517,784

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Iron Mountain, Inc.	8,890	$288,747

iStar, Inc.(a)	2,286	19,820

JBG SMITH Properties	6,350	270,193

Kilroy Realty Corp.	4,572	351,633

Kimco Realty Corp.	26,924	468,208

Kite Realty Group Trust(a)	33,274	525,396

Lamar Advertising Co., Class A	4,826	398,965

Lexington Realty Trust	16,256	147,442

Liberty Property Trust	1,778	88,260

Life Storage, Inc.	5,334	508,277

LTC Properties, Inc.(a)	3,556	160,233

Macerich Co. (The)(a)	9,906	397,627

Mack-Cali Realty Corp.	10,922	254,264

MedEquities Realty Trust, Inc.	19,050	204,026

Medical Properties Trust, Inc.	49,530	864,794

Mid-America Apartment Communities, Inc.	4,064	444,642

Monmouth Real Estate Investment Corp.	8,128	111,679

National Health Investors, Inc.	3,048	229,911

National Retail Properties, Inc.	3,556	187,117

NorthStar Realty Europe Corp.	1,778	31,702

Office Properties Income Trust	9,108	247,191

Omega Healthcare Investors, Inc.	11,684	413,497

Outfront Media, Inc.	13,970	332,905

Paramount Group, Inc.	24,892	360,685

Park Hotels & Resorts, Inc.	25,908	831,129

Pebblebrook Hotel Trust(a)	24,290	790,882

Pennsylvania REIT(a)	41,148	247,711

Physicians Realty Trust	11,430	206,426

Piedmont Office Realty Trust, Inc., Class A	4,826	100,477

PotlatchDeltic Corp.	8,890	343,687

Preferred Apartment Communities, Inc., Class A	19,558	305,887

Prologis, Inc.	26,416	2,025,315

PS Business Parks, Inc.	1,016	156,078

Public Storage	5,334	1,179,774

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

QTS Realty Trust, Inc., Class A(a)	4,064	$184,302

Rayonier, Inc.	5,080	161,493

Realty Income Corp.	13,462	942,484

Regency Centers Corp.	8,382	563,019

Retail Opportunity Investments Corp.	6,096	106,985

Retail Properties of America, Inc., Class A	21,336	262,219

Retail Value, Inc.	8,415	281,903

RLJ Lodging Trust	20,320	374,091

RPT Realty(a)	5,080	61,620

Ryman Hospitality Properties, Inc.	5,334	424,586

Sabra Health Care REIT, Inc.	23,622	462,046

Saul Centers, Inc.	1,778	94,856

SBA Communications Corp.*	5,080	1,034,948

Senior Housing Properties Trust	93,980	754,659

Seritage Growth Properties, Class A(a)	2,540	113,259

Simon Property Group, Inc.	13,208	2,294,230

SITE Centers Corp.(a)	56,896	753,303

SL Green Realty Corp.	5,080	448,767

Spirit Realty Capital, Inc.	27,686	1,120,176

STAG Industrial, Inc.	4,064	116,962

STORE Capital Corp.	13,208	440,091

Summit Hotel Properties, Inc.(a)	21,590	250,660

Sun Communities, Inc.	4,572	562,722

Sunstone Hotel Investors, Inc.	20,574	296,266

Tanger Factory Outlet Centers, Inc.(a)	9,906	178,902

Taubman Centers, Inc.	7,874	388,188

Terreno Realty Corp.	254	11,341

Tier REIT, Inc.	4,572	129,570

UDR, Inc.	8,636	388,188

Universal Health Realty Income Trust	2,286	185,212

Urban Edge Properties	21,082	391,493

Urstadt Biddle Properties, Inc., Class A	254	5,570

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Ventas, Inc.	17,780	$1,086,536

VEREIT, Inc.	37,084	306,314

VICI Properties, Inc.	18,288	416,966

Vornado Realty Trust	10,414	720,024

Washington REIT	6,350	179,324

Weingarten Realty Investors	46,482	1,345,189

Welltower, Inc.	19,050	1,419,797

Weyerhaeuser Co.	37,084	993,851

WP Carey, Inc.	2,540	201,473

Xenia Hotels & Resorts, Inc.	23,622	511,416
		61,291,862

Food & Staples Retailing – 1.2%

Andersons, Inc. (The)	1,778	58,141

BJ’s Wholesale Club Holdings, Inc.*	21,082	597,675

Casey’s General Stores, Inc.	7,620	1,008,507

Costco Wholesale Corp.	14,986	3,679,512

Ingles Markets, Inc., Class A(a)	1,778	48,806

Kroger Co. (The)	53,086	1,368,557

Performance Food Group Co.*	28,956	1,185,748

Rite Aid Corp.* (a)	23,405	214,391

Smart & Final Stores, Inc.*	1,270	8,293

SpartanNash Co.	2,794	45,179

Sysco Corp.	13,462	947,321

United Natural Foods, Inc.* (a)	24,384	315,041

US Foods Holding Corp.*	8,382	306,362

Walgreens Boots Alliance, Inc.	39,624	2,122,658

Walmart, Inc.	60,452	6,216,884

Weis Markets, Inc.(a)	4,826	202,933
		18,326,008

Food Products – 1.0%

Archer-Daniels-Midland Co.	12,954	577,748

B&G Foods, Inc.(a)	8,128	211,328

Bunge Ltd.	6,858	359,428

Calavo Growers, Inc.(a)	1,524	146,014

Cal-Maine Foods, Inc.	9,652	396,794

Campbell Soup Co.	2,286	88,445

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Conagra Brands, Inc.	10,160	$312,725

Darling Ingredients, Inc.*	37,338	814,342

Flowers Foods, Inc.(a)	9,398	204,313

Fresh Del Monte Produce, Inc.	8,128	239,857

Freshpet, Inc.*	1,016	45,375

General Mills, Inc.	11,430	588,302

Hain Celestial Group, Inc. (The)* (a)	12,954	282,656

Hershey Co. (The)	4,572	570,814

Hormel Foods Corp.(a)	7,366	294,198

Hostess Brands, Inc.*	36,830	493,522

Ingredion, Inc.	1,270	120,332

J&J Snack Foods Corp.	1,778	279,466

JM Smucker Co. (The)	6,350	778,701

Kellogg Co.	12,446	750,494

Kraft Heinz Co. (The)	14,986	498,135

Lamb Weston Holdings, Inc.	3,810	266,890

Lancaster Colony Corp.	1,524	226,634

McCormick & Co., Inc. (Non-Voting)	3,302	508,409

Mondelez International, Inc., Class A	55,118	2,802,750

Pilgrim’s Pride Corp.*	4,064	109,362

Post Holdings, Inc.*	5,334	601,569

Sanderson Farms, Inc.(a)	5,080	770,280

Seaboard Corp.	24	107,894

Tootsie Roll Industries, Inc.(a)	2,415	93,787

TreeHouse Foods, Inc.* (a)	19,050	1,275,969

Tyson Foods, Inc., Class A	8,382	628,734
		15,445,267

Gas Utilities – 0.2%

Atmos Energy Corp.	1,778	181,960

Chesapeake Utilities Corp.	3,556	329,428

National Fuel Gas Co.	1,270	75,197

New Jersey Resources Corp.(a)	9,652	483,372

Northwest Natural Holding Co.(a)	254	16,990

ONE Gas, Inc.(a)	4,826	427,198

South Jersey Industries, Inc.	7,112	228,437

Investments	Shares	Value

Gas Utilities – (continued)

Southwest Gas Holdings, Inc.	3,810	$316,954

Spire, Inc.	11,938	1,005,060

UGI Corp.	4,572	249,220
		3,313,816

Health Care Equipment & Supplies – 2.5%

Abbott Laboratories	68,072	5,415,808

ABIOMED, Inc.*	3,302	916,008

Align Technology, Inc.*	4,318	1,401,968

AngioDynamics, Inc.*	1,778	36,520

AtriCure, Inc.* (a)	1,270	38,125

Avanos Medical, Inc.*	10,160	426,212

Axogen, Inc.* (a)	2,794	65,603

Baxter International, Inc.	19,812	1,511,656

Becton Dickinson and Co.	9,906	2,384,771

Boston Scientific Corp.*	42,926	1,593,413

Cantel Medical Corp.(a)	2,540	175,108

Cardiovascular Systems, Inc.*	1,016	36,109

Cerus Corp.*	3,302	20,241

CONMED Corp.	6,096	487,863

Cooper Cos., Inc. (The)	1,270	368,198

Danaher Corp.	21,844	2,893,019

DENTSPLY SIRONA, Inc.	11,430	584,417

DexCom, Inc.*	4,572	553,532

Edwards Lifesciences Corp.*	6,604	1,162,766

Glaukos Corp.*	762	54,963

Globus Medical, Inc., Class A*	6,604	297,774

Hill-Rom Holdings, Inc.	5,080	515,214

Hologic, Inc.*	7,366	341,635

ICU Medical, Inc.*	1,270	288,925

IDEXX Laboratories, Inc.*	2,540	589,280

Inogen, Inc.* (a)	1,016	88,697

Insulet Corp.* (a)	2,540	219,075

Integer Holdings Corp.*	10,160	701,954

Integra LifeSciences Holdings Corp.*	5,334	278,382

Intuitive Surgical, Inc.*	3,810	1,945,500

Invacare Corp.(a)	8,128	60,147

iRhythm Technologies, Inc.* (a)	762	58,148

Lantheus Holdings, Inc.*	6,350	153,416

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

LivaNova plc*	1,524	$104,988

Masimo Corp.*	5,588	727,278

Medtronic plc	49,276	4,376,202

Merit Medical Systems, Inc.*	5,334	299,664

Natus Medical, Inc.*	3,302	88,362

Neogen Corp.* (a)	4,390	266,297

Nevro Corp.* (a)	2,540	156,743

Novocure Ltd.*	3,302	145,519

NuVasive, Inc.* (a)	3,302	200,101

OraSure Technologies, Inc.*	1,016	9,611

Orthofix Medical, Inc.*	5,588	306,167

Penumbra, Inc.* (a)	1,270	170,815

Quidel Corp.* (a)	1,270	81,204

ResMed, Inc.	3,302	345,092

Stryker Corp.	11,684	2,207,225

Surmodics, Inc.*	508	22,068

Tandem Diabetes Care, Inc.*	2,540	155,981

Teleflex, Inc.	2,794	799,587

Varex Imaging Corp.*	3,048	100,096

Varian Medical Systems, Inc.*	1,778	242,110

ViewRay, Inc.* (a)	6,604	45,964

West Pharmaceutical Services, Inc.	5,588	691,739

Wright Medical Group NV*	2,794	82,619

Zimmer Biomet Holdings, Inc.	3,302	406,674
		37,696,553

Health Care Providers & Services – 2.3%

Acadia Healthcare Co., Inc.*	6,096	195,194

Amedisys, Inc.*	5,588	714,258

AmerisourceBergen Corp.	3,302	246,858

AMN Healthcare Services, Inc.*	15,240	793,394

Anthem, Inc.	12,192	3,206,862

Apollo Medical Holdings, Inc.*	2,794	54,064

BioScrip, Inc.*	28,194	54,132

BioTelemetry, Inc.*	254	13,818

Investments	Shares	Value

Health Care Providers & Services – (continued)

Brookdale Senior Living, Inc.*	73,152	$452,079

Capital Senior Living Corp.* (a)	254	1,067

Cardinal Health, Inc.	16,256	791,830

Centene Corp.*	18,796	969,122

Chemed Corp.	2,032	664,017

Cigna Corp.	15,118	2,401,343

Community Health Systems, Inc.* (a)	41,656	143,297

CorVel Corp.*	762	54,712

Cross Country Healthcare, Inc.*	4,826	34,023

CVS Health Corp.	39,370	2,140,941

DaVita, Inc.*	9,144	505,115

Encompass Health Corp.	11,684	753,034

Ensign Group, Inc. (The)	15,240	785,165

HCA Healthcare, Inc.	13,462	1,712,770

HealthEquity, Inc.* (a)	1,016	68,834

Henry Schein, Inc.* (a)	3,302	211,526

Humana, Inc.	4,064	1,037,986

Laboratory Corp. of America Holdings*	2,286	365,577

LHC Group, Inc.*	4,877	541,883

Magellan Health, Inc.*	2,794	195,580

McKesson Corp.	10,414	1,241,869

MEDNAX, Inc.*	34,290	959,091

Molina Healthcare, Inc.*	7,620	987,781

Owens & Minor, Inc.(a)	31,242	106,535

Premier, Inc., Class A*	508	16,881

Providence Service Corp. (The)*	2,794	185,326

Quest Diagnostics, Inc.	3,556	342,727

R1 RCM, Inc.* (a)	12,192	127,650

Select Medical Holdings Corp.*	37,338	536,547

Surgery Partners, Inc.* (a)	10,160	110,033

Tenet Healthcare Corp.*	30,988	678,637

Tivity Health, Inc.*	4,026	87,042

UnitedHealth Group, Inc.	33,782	7,873,571

Universal Health Services, Inc., Class B(a)	6,604	837,849

US Physical Therapy, Inc.(a)	1,524	177,531

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

WellCare Health Plans, Inc.*	3,556	$918,693
		34,296,244

Health Care Technology – 0.2%

Cerner Corp.*	14,224	945,185

Computer Programs & Systems, Inc.	254	7,719

HealthStream, Inc.*	508	13,299

HMS Holdings Corp.*	1,524	46,375

Inovalon Holdings, Inc., Class A* (a)	3,556	48,113

Medidata Solutions, Inc.* (a)	3,302	298,303

Omnicell, Inc.*	4,064	326,583

Teladoc Health, Inc.* (a)	4,318	245,608

Veeva Systems, Inc., Class A*	2,540	355,270

Vocera Communications, Inc.* (a)	4,826	153,708
		2,440,163

Hotels, Restaurants & Leisure – 2.1%

Aramark	13,462	418,399

Biglari Holdings, Inc., Class B*	508	70,780

BJ’s Restaurants, Inc.(a)	2,286	114,094

Bloomin’ Brands, Inc.	33,274	665,147

Boyd Gaming Corp.	16,510	475,158

Brinker International, Inc.	12,954	554,043

Caesars Entertainment Corp.* (a)	38,608	361,371

Carnival Corp.	21,082	1,156,559

Cheesecake Factory, Inc. (The)(a)	2,540	126,035

Chipotle Mexican Grill, Inc.*	762	524,287

Choice Hotels International, Inc.(a)	2,286	189,829

Churchill Downs, Inc.(a)	3,810	384,239

Cracker Barrel Old Country Store, Inc.(a)	2,032	342,880

Darden Restaurants, Inc.	4,572	537,667

Dave & Buster’s Entertainment, Inc.(a)	1,270	72,187

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Del Taco Restaurants, Inc.*	6,350	$63,818

Denny’s Corp.*	14,478	269,580

Dine Brands Global, Inc.	5,334	472,912

Domino’s Pizza, Inc.(a)	3,302	893,455

Drive Shack, Inc.*	14,986	77,028

Dunkin’ Brands Group, Inc.	2,286	170,604

Eldorado Resorts, Inc.* (a)	3,302	163,020

Extended Stay America, Inc.	10,160	181,966

Hilton Grand Vacations, Inc.*	33,782	1,082,375

Hilton Worldwide Holdings, Inc.	10,414	905,914

Hyatt Hotels Corp., Class A	3,048	233,873

International Speedway Corp., Class A	2,032	89,652

Jack in the Box, Inc.	2,540	195,834

Las Vegas Sands Corp.	18,796	1,260,272

Marriott International, Inc., Class A	8,636	1,178,123

Marriott Vacations Worldwide Corp.	3,302	348,790

McDonald’s Corp.	28,448	5,620,471

MGM Resorts International	24,384	649,346

Norwegian Cruise Line Holdings Ltd.*	10,414	587,245

Papa John’s International, Inc.(a)	2,540	129,946

Penn National Gaming, Inc.* (a)	39,116	847,644

Planet Fitness, Inc., Class A*	4,064	307,645

Red Robin Gourmet Burgers, Inc.*	762	24,407

Royal Caribbean Cruises Ltd.	6,858	829,407

Ruth’s Hospitality Group, Inc.	3,556	92,385

Scientific Games Corp.*	9,906	229,126

SeaWorld Entertainment, Inc.*	21,844	581,487

Six Flags Entertainment Corp.	2,794	148,333

Starbucks Corp.	44,704	3,472,607

Texas Roadhouse, Inc.	4,826	260,652

Vail Resorts, Inc.	2,794	639,407

Wendy’s Co. (The)	23,368	434,878

Wyndham Destinations, Inc.	34,290	1,493,672

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Wyndham Hotels & Resorts, Inc.	1,020	$56,834

Wynn Resorts Ltd.	5,334	770,496

Yum! Brands, Inc.	11,430	1,193,178
		31,949,057

Household Durables – 0.9%

Beazer Homes USA, Inc.*	10,668	141,778

Cavco Industries, Inc.*	762	95,075

Century Communities, Inc.* (a)	17,526	445,686

DR Horton, Inc.(a)	18,288	810,341

Ethan Allen Interiors, Inc.(a)	9,144	202,082

Garmin Ltd.	1,016	87,112

GoPro, Inc., Class A*	14,224	84,064

Green Brick Partners, Inc.*	10,668	95,372

Helen of Troy Ltd.* (a)	6,604	950,976

Installed Building Products, Inc.*	3,048	146,395

iRobot Corp.* (a)	1,778	184,094

KB Home(a)	45,212	1,171,443

La-Z-Boy, Inc.(a)	3,556	116,637

Leggett & Platt, Inc.(a)	8,382	329,916

Lennar Corp., Class A	10,414	541,840

Lennar Corp., Class B	435	18,148

LGI Homes, Inc.* (a)	7,112	492,933

M/I Homes, Inc.*	14,224	400,690

MDC Holdings, Inc.(a)	10,921	333,746

Meritage Homes Corp.* (a)	14,986	766,534

Mohawk Industries, Inc.*	4,064	553,720

Newell Brands, Inc.(a)	24,384	350,642

NVR, Inc.*	201	633,648

PulteGroup, Inc.	19,304	607,304

Roku, Inc.* (a)	4,826	306,885

Skyline Champion Corp.	2,540	53,619

Taylor Morrison Home Corp., Class A* (a)	44,958	870,387

Tempur Sealy International, Inc.*	3,048	187,147

Toll Brothers, Inc.	5,842	222,580

TopBuild Corp.*	12,700	904,621

TRI Pointe Group, Inc.* (a)	6,350	82,868

Investments	Shares	Value

Household Durables – (continued)

Tupperware Brands Corp.	2,032	$48,362

Universal Electronics, Inc.*	6,604	251,282

Whirlpool Corp.	3,810	528,904

ZAGG, Inc.*	13,716	113,020
		13,129,851

Household Products – 1.1%

Central Garden & Pet Co., Class A*	17,018	416,601

Church & Dwight Co., Inc.	7,620	571,119

Clorox Co. (The)	3,810	608,571

Colgate-Palmolive Co.	36,068	2,625,390

Kimberly-Clark Corp.	13,208	1,695,643

Procter & Gamble Co. (The)	94,996	10,115,174

Spectrum Brands Holdings, Inc.(a)	1,270	78,194

WD-40 Co.(a)	1,778	299,148
		16,409,840

Independent Power and Renewable Electricity Producers – 0.3%

AES Corp.	22,860	391,363

Clearway Energy, Inc., Class A	4,064	62,464

Clearway Energy, Inc., Class C	30,988	491,779

NRG Energy, Inc.	25,146	1,035,261

Ormat Technologies, Inc.(a)	2,794	163,058

Pattern Energy Group, Inc., Class A	29,718	687,080

Vistra Energy Corp.	45,720	1,245,870
		4,076,875

Industrial Conglomerates – 0.9%

3M Co.	22,860	4,332,199

Carlisle Cos., Inc.	1,778	251,445

General Electric Co.	324,612	3,301,304

Honeywell International, Inc.	27,178	4,718,916

Roper Technologies, Inc.	3,302	1,187,729
		13,791,593

Insurance – 2.7%

Aflac, Inc.	28,702	1,446,007

Alleghany Corp.*	508	333,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Allstate Corp. (The)	15,240	$1,509,674

Ambac Financial Group, Inc.*	21,590	403,733

American Equity Investment Life Holding Co.	32,258	948,708

American Financial Group, Inc.	1,270	131,483

American International Group, Inc.	25,400	1,208,278

American National Insurance Co.	2,794	316,532

AMERISAFE, Inc.	1,778	105,293

Aon plc	7,874	1,418,422

Arch Capital Group Ltd.*	18,796	634,929

Argo Group International Holdings Ltd.	9,319	727,534

Arthur J Gallagher & Co.	9,144	764,621

Assurant, Inc.	2,286	217,170

Assured Guaranty Ltd.	18,034	860,222

Axis Capital Holdings Ltd.	3,302	187,719

Brown & Brown, Inc.	8,128	258,064

Chubb Ltd.	18,034	2,618,537

Cincinnati Financial Corp.(a)	5,588	537,454

CNO Financial Group, Inc.	13,462	222,796

Employers Holdings, Inc.	9,398	403,362

Enstar Group Ltd.*	2,286	405,216

Erie Indemnity Co., Class A	254	48,087

Everest Re Group Ltd.	1,524	358,902

FBL Financial Group, Inc., Class A(a)	2,540	158,674

Fidelity National Financial, Inc.	15,240	608,838

First American Financial Corp.	8,128	463,784

Genworth Financial, Inc., Class A*	36,576	138,623

Hanover Insurance Group, Inc. (The)	4,826	582,064

Hartford Financial Services Group, Inc. (The)	21,336	1,116,086

HCI Group, Inc.(a)	1,270	54,127

Heritage Insurance Holdings, Inc.	7,366	100,472

Investments	Shares	Value

Insurance – (continued)

Horace Mann Educators Corp.	11,176	$431,170

James River Group Holdings Ltd.	5,842	246,649

Kemper Corp.	6,604	593,568

Lincoln National Corp.	12,700	847,344

Loews Corp.	14,478	742,577

Markel Corp.*	508	544,327

Marsh & McLennan Cos., Inc.	18,542	1,748,325

MBIA, Inc.*	26,924	260,355

Mercury General Corp.	7,874	423,464

MetLife, Inc.	29,972	1,382,608

National General Holdings Corp.	15,748	388,188

National Western Life Group, Inc., Class A	762	203,241

Navigators Group, Inc. (The)	7,112	497,413

Old Republic International Corp.	19,050	425,958

Primerica, Inc.	5,842	761,154

Principal Financial Group, Inc.	19,050	1,088,898

Progressive Corp. (The)	21,590	1,687,259

Prudential Financial, Inc.	14,224	1,503,619

Reinsurance Group of America, Inc.	5,842	885,121

RenaissanceRe Holdings Ltd.	2,286	355,153

RLI Corp.(a)	3,302	268,552

Safety Insurance Group, Inc.	2,540	236,017

Selective Insurance Group, Inc.(a)	9,398	670,171

Stewart Information Services Corp.	3,556	151,166

Torchmark Corp.	4,318	378,516

Travelers Cos., Inc. (The)	12,700	1,825,625

Trupanion, Inc.* (a)	2,032	66,650

United Fire Group, Inc.	6,096	265,847

Universal Insurance Holdings, Inc.	8,128	242,133

Unum Group	21,590	797,103

White Mountains Insurance Group Ltd.	254	238,516

Willis Towers Watson plc	4,318	795,980

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

WR Berkley Corp.	4,572	$280,264
		40,522,037

Interactive Media & Services – 3.3%

Alphabet, Inc., Class A*	11,176	13,399,577

Alphabet, Inc., Class C*	11,938	14,188,074

Care.com, Inc.*	2,286	38,291

Cargurus, Inc.*	1,270	51,740

Cars.com, Inc.*	22,860	475,717

Facebook, Inc., Class A*	91,186	17,635,372

IAC/InterActiveCorp*	2,286	513,984

Liberty TripAdvisor Holdings, Inc., Class A*	24,892	366,908

Match Group, Inc.	2,794	168,758

Snap, Inc., Class A* (a)	50,546	563,082

TripAdvisor, Inc.*	8,636	459,694

Twitter, Inc.*	25,654	1,023,851

Yelp, Inc.* (a)	4,572	183,154

Zillow Group, Inc., Class A*	5,080	168,707

Zillow Group, Inc., Class C* (a)	3,302	110,287
		49,347,196

Internet & Direct Marketing Retail – 2.5%

Amazon.com, Inc.*	15,494	29,849,501

Booking Holdings, Inc.*	1,778	3,298,172

eBay, Inc.	44,958	1,742,122

Etsy, Inc.* (a)	3,556	240,172

Expedia Group, Inc.	3,048	395,752

GrubHub, Inc.* (a)	3,556	237,505

Lands’ End, Inc.*	2,794	48,923

Liberty Expedia Holdings, Inc., Class A*	17,272	801,766

MercadoLibre, Inc.*	1,778	860,801

Overstock.com, Inc.* (a)	4,064	53,564

PetMed Express, Inc.(a)	1,016	22,200

Quotient Technology, Inc.*	2,794	25,956

Qurate Retail, Inc.*	7,264	123,851

Shutterfly, Inc.*	2,032	89,063

Stamps.com, Inc.* (a)	1,270	108,966

Wayfair, Inc., Class A* (a)	2,032	329,489
		38,227,803

Investments	Shares	Value

IT Services – 4.1%

Accenture plc, Class A	23,876	$4,361,429

Akamai Technologies, Inc.*	5,080	406,705

Alliance Data Systems Corp.	254	40,665

Automatic Data Processing, Inc.	13,208	2,171,263

Black Knight, Inc.*	2,630	148,385

Booz Allen Hamilton Holding Corp.	10,922	647,565

Broadridge Financial Solutions, Inc.	2,794	330,055

CACI International, Inc., Class A*	5,842	1,138,839

Cardtronics plc, Class A* (a)	16,510	590,398

Cass Information Systems, Inc.	658	32,459

Cognizant Technology Solutions Corp., Class A	22,352	1,630,802

Conduent, Inc.*	3,302	42,365

CoreLogic, Inc.*	5,334	216,614

CSG Systems International, Inc.	4,826	215,481

DXC Technology Co.	14,732	968,482

EPAM Systems, Inc.*	2,032	364,459

Euronet Worldwide, Inc.*	4,318	647,225

EVERTEC, Inc.	16,002	501,023

Exela Technologies, Inc.*	11,938	39,276

ExlService Holdings, Inc.*	1,524	90,526

Fidelity National Information Services, Inc.(a)	7,874	912,833

First Data Corp., Class A*	31,496	814,487

Fiserv, Inc.*	14,732	1,285,220

FleetCor Technologies, Inc.*	2,540	662,813

Gartner, Inc.*	2,794	444,162

Genpact Ltd.	6,604	239,725

Global Payments, Inc.	4,318	630,730

GoDaddy, Inc., Class A*	4,826	393,319

GreenSky, Inc., Class A*	5,842	93,355

GTT Communications, Inc.* (a)	4,064	170,485

International Business Machines Corp.	43,942	6,163,744

Jack Henry & Associates, Inc.	2,032	302,890

Leidos Holdings, Inc.	5,080	373,278

Limelight Networks, Inc.*	19,558	58,087

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

LiveRamp Holdings, Inc.*	3,048	$177,790

ManTech International Corp., Class A	5,588	346,400

Mastercard, Inc., Class A	34,036	8,653,313

MAXIMUS, Inc.	4,572	336,728

MoneyGram International, Inc.*	16,510	54,648

NIC, Inc.	2,794	48,224

Okta, Inc.*	1,270	132,118

Paychex, Inc.	8,382	706,686

PayPal Holdings, Inc.*	44,196	4,983,983

Perficient, Inc.* (a)	15,240	448,666

Perspecta, Inc.	44,625	1,029,945

Presidio, Inc.	12,954	194,569

Sabre Corp.	6,096	126,553

Science Applications International Corp.	3,048	228,448

Square, Inc., Class A*	10,414	758,347

Switch, Inc., Class A (a)	10,414	113,200

Sykes Enterprises, Inc.*	8,382	232,600

Total System Services, Inc.	5,080	519,379

Travelport Worldwide Ltd.	46,228	724,855

TTEC Holdings, Inc.	5,334	194,478

Twilio, Inc., Class A* (a)	3,157	432,951

Unisys Corp.* (a)	9,144	102,504

VeriSign, Inc.*	3,556	702,132

Virtusa Corp.*	9,144	507,949

Visa, Inc., Class A(a)	66,548	10,942,488

Western Union Co. (The)(a)	13,970	271,577

WEX, Inc.*	2,032	427,330

Worldpay, Inc., Class A*	9,652	1,131,311
		61,658,316

Leisure Products – 0.1%

Acushnet Holdings Corp.	6,858	172,890

American Outdoor Brands Corp.*	17,018	167,627

Brunswick Corp.	4,318	221,125

Callaway Golf Co.(a)	6,858	120,427

Hasbro, Inc.	2,540	258,724

Polaris Industries, Inc.	254	24,486

Sturm Ruger & Co., Inc.	5,588	312,872

Investments	Shares	Value

Leisure Products – (continued)

Vista Outdoor, Inc.* (a)	28,956	$249,890
		1,528,041

Life Sciences Tools & Services – 0.8%

Accelerate Diagnostics, Inc.* (a)	7,620	148,590

Agilent Technologies, Inc.	11,684	917,194

Bio-Rad Laboratories, Inc., Class A*	254	76,436

Bio-Techne Corp.	2,794	571,624

Bruker Corp.	6,096	235,306

Cambrex Corp.* (a)	3,302	142,052

Charles River Laboratories International, Inc.*	3,810	535,191

Illumina, Inc.*	5,334	1,664,208

IQVIA Holdings, Inc.*	5,334	740,893

Medpace Holdings, Inc.* (a)	762	42,802

Mettler-Toledo International, Inc.*	1,016	757,184

NeoGenomics, Inc.*	5,334	111,107

PerkinElmer, Inc.	3,556	340,807

PRA Health Sciences, Inc.*	1,778	172,146

Syneos Health, Inc.*	6,096	286,085

Thermo Fisher Scientific, Inc.	14,478	4,016,921

Waters Corp.*	2,794	596,631
		11,355,177

Machinery – 2.5%

Actuant Corp., Class A(a)	1,270	32,487

AGCO Corp.	3,048	215,737

Alamo Group, Inc.	1,016	105,298

Albany International Corp., Class A	4,572	338,191

Allison Transmission Holdings, Inc.	5,080	238,049

Altra Industrial Motion Corp.	5,842	219,017

Barnes Group, Inc.	8,128	452,079

Blue Bird Corp.* (a)	3,302	57,158

Briggs & Stratton Corp.	15,748	192,126

Caterpillar, Inc.	28,194	3,930,807

Chart Industries, Inc.*	8,890	784,720

CIRCOR International, Inc.* (a)	9,144	308,336

Colfax Corp.* (a)	35,560	1,072,845

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Columbus McKinnon Corp.(a)	1,016	$39,990

Crane Co.	6,350	540,067

Cummins, Inc.	7,112	1,182,654

Deere & Co.	11,684	1,935,221

Douglas Dynamics, Inc.	2,540	95,910

Dover Corp.	5,334	522,945

EnPro Industries, Inc.	3,556	264,282

ESCO Technologies, Inc.(a)	762	57,150

Federal Signal Corp.	5,842	168,074

Flowserve Corp.	2,032	99,629

Fortive Corp.(a)	10,414	899,145

Franklin Electric Co., Inc.	1,778	86,873

Gardner Denver Holdings, Inc.*	9,906	334,327

Gates Industrial Corp. plc*	3,810	61,265

Global Brass & Copper Holdings, Inc.	4,826	209,400

Gorman-Rupp Co. (The)	1,270	42,291

Graco, Inc.	3,048	156,210

Greenbrier Cos., Inc. (The)	10,668	379,034

Hillenbrand, Inc.	12,192	524,500

IDEX Corp.	1,524	238,750

Illinois Tool Works, Inc.	11,684	1,818,381

Ingersoll-Rand plc	6,350	778,573

ITT, Inc.	5,842	353,733

John Bean Technologies Corp.(a)	3,048	334,640

Kadant, Inc.	3,048	298,978

Kennametal, Inc.	28,194	1,147,496

Lincoln Electric Holdings, Inc.	1,778	155,166

Lindsay Corp.	254	21,590

Lydall, Inc.*	10,160	250,038

Manitowoc Co., Inc. (The)* (a)	8,382	149,702

Meritor, Inc.*	29,210	708,635

Middleby Corp. (The)* (a)	2,540	335,610

Milacron Holdings Corp.*	4,318	63,086

Mueller Industries, Inc.	1,016	29,637

Mueller Water Products, Inc., Class A	10,160	109,017

Investments	Shares	Value

Machinery – (continued)

Navistar International Corp.*	21,590	$737,083

NN, Inc.(a)	20,574	185,989

Nordson Corp.(a)	1,270	185,356

Oshkosh Corp.	24,384	2,013,874

PACCAR, Inc.	12,954	928,413

Parker-Hannifin Corp.	4,572	827,898

Park-Ohio Holdings Corp.	2,540	93,040

Proto Labs, Inc.*	508	55,773

RBC Bearings, Inc.*	2,032	279,502

REV Group, Inc.(a)	19,558	248,191

Rexnord Corp.*	33,782	966,165

Snap-on, Inc.	1,778	299,202

SPX Corp.*	20,066	732,409

SPX FLOW, Inc.*	10,922	392,537

Standex International Corp.	1,524	100,691

Stanley Black & Decker, Inc.	7,366	1,079,856

Sun Hydraulics Corp.	1,016	53,177

Tennant Co.(a)	1,270	84,303

Terex Corp.	23,622	787,321

Timken Co. (The)	21,336	1,023,061

Toro Co. (The)	6,858	501,663

TriMas Corp.*	11,430	353,530

Trinity Industries, Inc.(a)	48,006	1,035,009

Wabash National Corp.	13,208	199,177

WABCO Holdings, Inc.*	1,270	168,199

Wabtec Corp.(a)	4,537	336,056

Watts Water Technologies, Inc., Class A	2,540	217,399

Welbilt, Inc.*	10,160	170,993

Woodward, Inc.(a)	4,318	470,230

Xylem, Inc.	3,810	317,754
		37,182,700

Marine – 0.1%

Eagle Bulk Shipping, Inc.*	23,876	130,124

Genco Shipping & Trading Ltd.* (a)	16,256	164,186

Kirby Corp.*	3,810	311,353

Matson, Inc.	11,430	452,742
		1,058,405

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – 1.9%

Altice USA, Inc., Class A	10,414	$245,354

AMC Networks, Inc., Class A* (a)	23,622	1,379,761

CBS Corp. (Non-Voting), Class B	8,636	442,768

Charter Communications, Inc., Class A*	6,858	2,545,621

Comcast Corp., Class A	194,564	8,469,371

comScore, Inc.*	3,810	47,815

Discovery, Inc., Class A*	254	7,849

Discovery, Inc., Class C*	21,334	613,566

DISH Network Corp., Class A*	15,748	553,070

Emerald Expositions Events, Inc.	8,128	114,198

EW Scripps Co. (The), Class A	4,572	104,196

Fox Corp., Class A*	18,525	722,290

Fox Corp., Class B*	4,631	178,293

Gannett Co., Inc.	30,734	286,748

GCI Liberty, Inc., Class A* (a)	9,906	590,596

Gray Television, Inc.*	22,098	517,756

Interpublic Group of Cos., Inc. (The)	14,478	332,994

John Wiley & Sons, Inc., Class A	4,064	187,676

Liberty Broadband Corp., Class A*	5,842	574,794

Liberty Broadband Corp., Class C*	2,794	275,796

Liberty Latin America Ltd., Class A*	69,596	1,456,644

Liberty Media Corp-Liberty SiriusXM, Class A*	6,350	253,619

Liberty Media Corp-Liberty SiriusXM, Class C*	6,096	244,815

Meredith Corp.(a)	5,334	314,706

MSG Networks, Inc., Class A* (a)	21,082	485,518

National CineMedia, Inc.(a)	10,922	76,236

New York Times Co. (The), Class A(a)	14,986	496,786

Investments	Shares	Value

Media – (continued)

News Corp., Class A	28,956	$359,633

News Corp., Class B	1,524	19,035

Nexstar Media Group, Inc., Class A(a)	16,002	1,873,034

Omnicom Group, Inc.(a)	9,398	752,122

Scholastic Corp.	3,810	151,943

Sinclair Broadcast Group, Inc., Class A	5,080	232,613

Sirius XM Holdings, Inc.(a)	91,055	529,030

TEGNA, Inc.	80,010	1,273,759

Tribune Media Co., Class A	24,384	1,126,541

WideOpenWest, Inc.* (a)	9,144	73,061
		27,909,607

Metals & Mining – 0.6%

AK Steel Holding Corp.* (a)	119,888	290,129

Allegheny Technologies, Inc.* (a)	21,844	544,352

Carpenter Technology Corp.(a)	16,002	794,819

Century Aluminum Co.* (a)	16,002	134,577

Cleveland-Cliffs, Inc.(a)	96,012	959,160

Coeur Mining, Inc.* (a)	23,114	83,441

Commercial Metals Co.(a)	18,288	316,199

Compass Minerals International, Inc.(a)	2,540	145,771

Freeport-McMoRan, Inc.	80,518	991,177

Haynes International, Inc.	1,270	41,034

Hecla Mining Co.(a)	51,308	107,747

Kaiser Aluminum Corp.	3,048	299,923

Materion Corp.	1,524	88,438

McEwen Mining, Inc.(a)	18,288	25,237

Newmont Goldcorp Corp.	17,526	544,357

Nucor Corp.	13,208	753,781

Reliance Steel & Aluminum Co.	508	46,716

Royal Gold, Inc.(a)	2,286	199,019

Schnitzer Steel Industries, Inc., Class A	8,890	210,871

Southern Copper Corp.	5,588	214,691

Steel Dynamics, Inc.	11,684	370,149

SunCoke Energy, Inc.*	29,718	255,872

TimkenSteel Corp.* (a)	22,098	224,074

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

United States Steel Corp.	40,640	$633,984

Worthington Industries, Inc.	12,446	499,458
		8,774,976

Mortgage Real Estate Investment Trusts (REITs) – 0.5%

AG Mortgage Investment Trust, Inc.	12,954	221,643

Annaly Capital Management, Inc.	24,384	246,035

Anworth Mortgage Asset Corp.	5,334	22,349

Apollo Commercial Real Estate Finance, Inc.(a)	20,320	380,797

Arlington Asset Investment Corp., Class A	18,288	143,561

ARMOUR Residential REIT, Inc.	12,700	242,316

Blackstone Mortgage Trust, Inc., Class A(a)	39,116	1,392,138

Chimera Investment Corp.	77,978	1,494,838

Colony Credit Real Estate, Inc.	3,810	59,207

Exantas Capital Corp.	7,366	80,658

Invesco Mortgage Capital, Inc.	26,162	426,964

KKR Real Estate Finance Trust, Inc.	3,302	66,601

Ladder Capital Corp.	21,805	379,407

MFA Financial, Inc.	57,150	429,196

New Residential Investment Corp.	37,084	623,382

New York Mortgage Trust, Inc.(a)	41,910	264,033

PennyMac Mortgage Investment Trust	24,638	517,398

Redwood Trust, Inc.	15,494	253,482

Starwood Property Trust, Inc.	1,016	23,419

Two Harbors Investment Corp.	36,830	510,464

Western Asset Mortgage Capital Corp.	20,828	219,111
		7,996,999

Investments	Shares	Value

Multiline Retail – 0.5%

Big Lots, Inc.	14,732	$547,441

Dillard’s, Inc., Class A(a)	4,572	312,953

Dollar General Corp.	10,668	1,345,128

Dollar Tree, Inc.*	16,510	1,837,233

Kohl’s Corp.	6,350	451,485

Macy’s, Inc.	8,890	209,271

Nordstrom, Inc.(a)	5,588	229,220

Target Corp.	27,940	2,163,115
		7,095,846

Multi-Utilities – 0.9%

Ameren Corp.	9,906	720,860

Avista Corp.	5,588	241,066

Black Hills Corp.	20,066	1,460,002

CenterPoint Energy, Inc.	20,066	622,046

CMS Energy Corp.	7,366	409,181

Consolidated Edison, Inc.	12,954	1,116,117

Dominion Energy, Inc.	37,959	2,955,867

DTE Energy Co.	8,128	1,021,771

MDU Resources Group, Inc.	254	6,642

NiSource, Inc.	6,604	183,459

NorthWestern Corp.	12,446	869,353

Public Service Enterprise Group, Inc.	22,606	1,348,448

Sempra Energy	5,588	714,984

Unitil Corp.	3,048	173,462

WEC Energy Group, Inc.	13,462	1,055,825
		12,899,083

Oil, Gas & Consumable Fuels – 4.5%

Abraxas Petroleum Corp.*	94,488	130,393

Anadarko Petroleum Corp.	21,082	1,535,824

Antero Resources Corp.*	28,702	208,089

Apache Corp.(a)	24,892	819,196

Arch Coal, Inc., Class A(a)	9,652	936,051

Cabot Oil & Gas Corp.	16,764	434,020

California Resources Corp.* (a)	13,462	283,779

Callon Petroleum Co.* (a)	12,446	93,469

Carrizo Oil & Gas, Inc.* (a)	36,068	462,392

Centennial Resource Development, Inc., Class A* (a)	16,510	173,850

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Cheniere Energy, Inc.*	7,112	$457,657

Chesapeake Energy Corp.* (a)	55,356	161,086

Chevron Corp.	83,566	10,032,934

Cimarex Energy Co.	8,655	594,252

Clean Energy Fuels Corp.*	91,186	286,324

CNX Resources Corp.*	74,422	666,821

Comstock Resources, Inc.* (a)	9,906	60,427

Concho Resources, Inc.(a)	8,636	996,422

ConocoPhillips	54,102	3,414,918

CONSOL Energy, Inc.*	7,514	254,725

Continental Resources, Inc.*	4,826	221,948

CVR Energy, Inc.	9,398	428,643

Delek US Holdings, Inc.	24,130	894,258

Denbury Resources, Inc.* (a)	173,482	386,865

Devon Energy Corp.	29,210	938,809

Diamondback Energy, Inc.	6,604	702,600

Dorian LPG Ltd.*	15,318	122,850

EOG Resources, Inc.	14,986	1,439,405

EP Energy Corp., Class A* (a)	112,522	32,001

EQT Corp.	15,494	316,852

Extraction Oil & Gas, Inc.* (a)	33,528	157,582

Exxon Mobil Corp.	189,230	15,191,384

Gran Tierra Energy, Inc.*	1,270	3,035

Green Plains, Inc.(a)	13,970	242,659

Halcon Resources Corp.* (a)	96,266	125,146

Hess Corp.	3,556	228,011

HollyFrontier Corp.	18,034	860,763

Jagged Peak Energy, Inc.* (a)	14,478	153,032

Kinder Morgan, Inc.	99,314	1,973,369

Kosmos Energy Ltd.(a)	40,889	273,547

Marathon Oil Corp.	62,992	1,073,384

Marathon Petroleum Corp.	39,878	2,427,374

Matador Resources Co.* (a)	14,478	285,072

Montage Resources Corp.*	6,772	75,305

Murphy Oil Corp.(a)	8,382	228,326

Noble Energy, Inc.(a)	32,004	866,028

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Northern Oil and Gas, Inc.* (a)	71,628	$189,814

Occidental Petroleum Corp.	37,084	2,183,506

ONEOK, Inc.	13,208	897,219

Overseas Shipholding Group, Inc., Class A*	42,164	76,738

Parsley Energy, Inc., Class A*	23,622	471,495

PBF Energy, Inc., Class A	25,146	844,403

PDC Energy, Inc.* (a)	9,144	397,673

Peabody Energy Corp.	31,242	898,832

Penn Virginia Corp.*	3,556	159,664

Phillips 66	21,844	2,059,234

Pioneer Natural Resources Co.	7,366	1,226,144

Range Resources Corp.	10,414	94,143

Renewable Energy Group, Inc.* (a)	8,382	202,174

REX American Resources Corp.*	1,524	128,793

Ring Energy, Inc.* (a)	15,494	80,259

SemGroup Corp., Class A(a)	29,972	391,434

SM Energy Co.	44,450	708,089

Southwestern Energy Co.* (a)	17,526	69,228

Talos Energy, Inc.* (a)	15,240	452,628

Targa Resources Corp.(a)	4,064	163,170

Tellurian, Inc.* (a)	9,906	94,107

Valero Energy Corp.	19,050	1,727,073

W&T Offshore, Inc.* (a)	28,448	181,498

Whiting Petroleum Corp.* (a)	33,782	925,289

Williams Cos., Inc. (The)	53,594	1,518,318

WPX Energy, Inc.*	40,894	568,018
		68,359,820

Paper & Forest Products – 0.2%

Boise Cascade Co.	12,700	351,663

Clearwater Paper Corp.*	4,826	97,340

Domtar Corp.	18,796	919,124

Louisiana-Pacific Corp.	43,942	1,100,747

Mercer International, Inc.	15,748	222,992

Neenah, Inc.	2,540	172,339

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – (continued)

Resolute Forest Products, Inc.	29,972	$237,079

Schweitzer-Mauduit International, Inc.	8,382	298,148

Verso Corp., Class A* (a)	5,334	119,055
		3,518,487

Personal Products – 0.2%

Avon Products, Inc.*	24,384	77,541

Coty, Inc., Class A(a)	39,370	425,983

Edgewell Personal Care Co.* (a)	1,524	62,835

elf Beauty, Inc.* (a)	3,810	48,730

Estee Lauder Cos., Inc. (The), Class A	7,874	1,352,832

Herbalife Nutrition Ltd.*	13,208	698,043

Inter Parfums, Inc.	2,794	202,537

Medifast, Inc.	1,524	223,556

Nu Skin Enterprises, Inc., Class A	7,620	387,629

Revlon, Inc., Class A* (a)	2,794	59,652

USANA Health Sciences, Inc.*	1,778	148,392
		3,687,730

Pharmaceuticals – 3.1%

Aclaris Therapeutics, Inc.*	10,668	67,208

Aerie Pharmaceuticals, Inc.* (a)	4,318	164,732

Akorn, Inc.*	13,970	37,719

Allergan plc	10,160	1,493,520

ANI Pharmaceuticals, Inc.* (a)	1,016	72,116

Assertio Therapeutics, Inc.*	33,528	139,812

Bristol-Myers Squibb Co.(a)	63,246	2,936,512

Catalent, Inc.*	6,350	284,607

Collegium Pharmaceutical, Inc.*	7,620	106,146

Corcept Therapeutics, Inc.*	8,382	103,769

Elanco Animal Health, Inc.*	6,312	198,828

Eli Lilly & Co.	32,891	3,849,563

Horizon Pharma plc*	41,910	1,069,962

Innoviva, Inc.*	25,654	359,926

Investments	Shares	Value

Pharmaceuticals – (continued)

Intersect ENT, Inc.*	1,524	$49,515

Intra-Cellular Therapies, Inc.*	5,334	70,249

Jazz Pharmaceuticals plc*	2,286	296,654

Johnson & Johnson	101,600	14,345,920

Medicines Co. (The)* (a)	508	16,230

Merck & Co., Inc.	106,426	8,376,790

Mylan NV*	29,210	788,378

MyoKardia, Inc.* (a)	1,524	73,121

Nektar Therapeutics* (a)	5,588	178,928

Odonate Therapeutics, Inc.* (a)	6,604	129,835

Omeros Corp.* (a)	1,270	23,927

Optinose, Inc.* (a)	6,858	68,306

Pacira BioSciences, Inc.*	1,270	50,571

Paratek Pharmaceuticals, Inc.* (a)	9,652	53,182

Pfizer, Inc.	232,664	9,448,485

Prestige Consumer Healthcare, Inc.* (a)	3,048	89,672

Revance Therapeutics, Inc.*	3,810	50,444

SIGA Technologies, Inc.* (a)	6,604	34,605

Supernus Pharmaceuticals, Inc.*	3,556	130,612

TherapeuticsMD, Inc.* (a)	19,812	85,192

Theravance Biopharma, Inc.* (a)	2,794	66,637

Zoetis, Inc.	16,002	1,629,644

Zogenix, Inc.* (a)	2,540	99,035
		47,040,352

Professional Services – 0.5%

ASGN, Inc.*	8,636	544,413

CBIZ, Inc.*	11,938	230,523

CoStar Group, Inc.*	1,778	882,332

Equifax, Inc.	4,064	511,861

Exponent, Inc.	6,096	345,156

Forrester Research, Inc.	508	25,837

FTI Consulting, Inc.* (a)	8,636	733,887

GP Strategies Corp.*	6,096	77,602

Heidrick & Struggles International, Inc.	1,778	63,617

Huron Consulting Group, Inc.*	4,826	233,241

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

ICF International, Inc.	4,318	$336,243

IHS Markit Ltd.*	4,826	276,337

Insperity, Inc.	5,080	607,365

Kelly Services, Inc., Class A	3,302	73,503

Kforce, Inc.	3,810	137,236

Korn Ferry	13,208	621,040

ManpowerGroup, Inc.	4,064	390,307

Mistras Group, Inc.*	254	3,482

Navigant Consulting, Inc.(a)	18,796	429,113

Resources Connection, Inc.	3,556	57,109

Robert Half International, Inc.	2,794	173,479

TransUnion	2,794	194,602

TriNet Group, Inc.*	2,540	158,344

TrueBlue, Inc.*	13,970	337,515

Upwork, Inc.*	2,794	55,852

Verisk Analytics, Inc.(a)	3,810	537,743

WageWorks, Inc.*	2,032	99,141
		8,136,880

Real Estate Management & Development – 0.3%

Altisource Portfolio Solutions SA* (a)	2,794	66,134

CBRE Group, Inc., Class A*	16,510	859,676

Cushman & Wakefield plc*	54,102	1,062,563

eXp World Holdings, Inc.* (a)	6,096	66,446

HFF, Inc., Class A	3,556	169,230

Howard Hughes Corp. (The)* (a)	3,048	338,328

Jones Lang LaSalle, Inc.	2,032	314,086

Kennedy-Wilson Holdings, Inc.	42,926	924,626

Newmark Group, Inc., Class A	59,690	508,559

RE/MAX Holdings, Inc., Class A	3,556	154,082

Realogy Holdings Corp.	254	3,307

Redfin Corp.* (a)	7,366	152,329
		4,619,366

Road & Rail – 1.0%

AMERCO	508	189,570

Investments	Shares	Value

Road & Rail – (continued)

ArcBest Corp.	7,366	$225,105

Avis Budget Group, Inc.*	23,876	848,792

Covenant Transportation Group, Inc., Class A*	3,556	69,449

CSX Corp.	33,020	2,629,383

Daseke, Inc.*	18,288	94,366

Genesee & Wyoming, Inc., Class A*	1,778	157,620

Heartland Express, Inc.(a)	3,556	69,982

JB Hunt Transport Services, Inc.	1,270	119,989

Kansas City Southern	1,524	187,665

Knight-Swift Transportation Holdings, Inc.(a)	13,716	457,428

Landstar System, Inc.	3,302	359,786

Marten Transport Ltd.	8,636	170,820

Norfolk Southern Corp.	10,922	2,228,306

Old Dominion Freight Line, Inc.	4,064	606,674

Ryder System, Inc.	21,082	1,328,166

Saia, Inc.* (a)	7,112	457,942

Schneider National, Inc., Class B	11,938	249,504

Union Pacific Corp.	26,416	4,676,689

US Xpress Enterprises, Inc., Class A*	8,636	58,207

Werner Enterprises, Inc.(a)	1,270	42,545
		15,227,988

Semiconductors & Semiconductor Equipment – 3.6%

Advanced Energy Industries, Inc.*	4,572	264,079

Advanced Micro Devices, Inc.* (a)	60,706	1,677,307

Ambarella, Inc.* (a)	508	25,461

Amkor Technology, Inc.*	48,514	439,537

Analog Devices, Inc.	11,684	1,358,148

Applied Materials, Inc.	50,038	2,205,175

Axcelis Technologies, Inc.*	11,684	248,752

Broadcom, Inc.	16,764	5,337,658

Brooks Automation, Inc.(a)	5,334	200,078

Cabot Microelectronics Corp.	2,286	288,607

CEVA, Inc.*	254	6,398

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Cirrus Logic, Inc.*	19,558	$930,570

Cohu, Inc.	266	3,945

Cree, Inc.* (a)	4,826	318,950

Cypress Semiconductor Corp.	41,910	720,014

Diodes, Inc.*	9,144	333,024

Entegris, Inc.	18,034	736,869

First Solar, Inc.* (a)	3,810	234,429

FormFactor, Inc.*	18,288	346,558

Inphi Corp.*	2,540	115,976

Intel Corp.	227,584	11,615,887

KLA-Tencor Corp.	6,350	809,498

Kulicke & Soffa Industries, Inc.	13,970	325,082

Lam Research Corp.	5,842	1,211,806

Lattice Semiconductor Corp.*	8,128	105,258

MACOM Technology Solutions Holdings, Inc.*	5,080	70,561

MagnaChip Semiconductor Corp.* (a)	13,462	119,139

Marvell Technology Group Ltd.(a)	13,462	336,819

Maxim Integrated Products, Inc.	7,112	426,720

MaxLinear, Inc.* (a)	2,032	54,681

Mellanox Technologies Ltd.*	1,778	213,893

Microchip Technology, Inc.(a)	8,636	862,650

Micron Technology, Inc.*	35,814	1,506,337

MKS Instruments, Inc.	17,780	1,618,158

Monolithic Power Systems, Inc.(a)	3,810	593,255

Nanometrics, Inc.*	254	7,567

NVIDIA Corp.	23,114	4,183,634

ON Semiconductor Corp.*	21,590	497,865

PDF Solutions, Inc.* (a)	1,016	13,188

Photronics, Inc.* (a)	10,414	97,267

Power Integrations, Inc.	1,778	140,498

Qorvo, Inc.*	7,874	595,353

QUALCOMM, Inc.	56,642	4,878,575

Rambus, Inc.*	5,080	58,217

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Rudolph Technologies, Inc.*	1,778	$43,010

Semtech Corp.*	1,778	95,781

Silicon Laboratories, Inc.*	2,286	246,111

Skyworks Solutions, Inc.	5,842	515,148

SMART Global Holdings, Inc.* (a)	3,810	82,829

SolarEdge Technologies, Inc.* (a)	7,620	337,566

SunPower Corp.* (a)	5,080	36,678

Synaptics, Inc.* (a)	1,270	47,841

Teradyne, Inc.	6,350	311,150

Texas Instruments, Inc.	35,560	4,190,035

Ultra Clean Holdings, Inc.* (a)	20,828	249,311

Universal Display Corp.(a)	1,524	243,230

Veeco Instruments, Inc.* (a)	24,638	300,091

Versum Materials, Inc.	6,350	331,343

Xilinx, Inc.	6,350	762,889

Xperi Corp.	15,748	391,338
		54,317,794

Software – 5.3%

2U, Inc.* (a)	3,810	230,505

8x8, Inc.* (a)	7,874	188,346

ACI Worldwide, Inc.* (a)	11,938	424,038

Adobe, Inc.*	18,288	5,289,804

ANSYS, Inc.*	2,540	497,332

Appian Corp.* (a)	1,524	55,001

Aspen Technology, Inc.*	6,604	805,094

Autodesk, Inc.*	8,382	1,493,756

Avaya Holdings Corp.*	37,592	717,255

Blackbaud, Inc.(a)	3,048	241,676

Blackline, Inc.* (a)	1,016	51,897

Bottomline Technologies DE, Inc.*	508	25,690

Box, Inc., Class A*	7,366	151,887

Cadence Design Systems, Inc.*	10,414	722,523

CDK Global, Inc.	6,858	413,675

Cision Ltd.*	4,318	52,075

Citrix Systems, Inc.	5,080	512,877

Cloudera, Inc.* (a)	18,189	202,444

Cornerstone OnDemand, Inc.*	2,032	111,049

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Coupa Software, Inc.*	1,524	$157,475

Digimarc Corp.* (a)	762	22,700

Dropbox, Inc., Class A*	7,620	185,776

Ebix, Inc.(a)	3,556	179,507

Envestnet, Inc.* (a)	2,032	144,252

Fair Isaac Corp.*	2,286	639,508

FireEye, Inc.* (a)	10,668	170,901

Five9, Inc.*	2,032	107,838

Fortinet, Inc.*	10,160	949,147

Guidewire Software, Inc.*	2,540	270,510

HubSpot, Inc.* (a)	508	93,721

Intuit, Inc.	7,620	1,913,077

j2 Global, Inc.(a)	3,048	267,066

LogMeIn, Inc.	1,778	146,507

Manhattan Associates, Inc.* (a)	4,064	274,117

Microsoft Corp.	293,116	38,280,950

MicroStrategy, Inc., Class A*	1,016	152,095

Mimecast Ltd.*	2,540	130,835

Monotype Imaging Holdings, Inc.	2,032	35,032

Nuance Communications, Inc.*	8,890	149,619

Nutanix, Inc., Class A* (a)	3,302	142,613

OneSpan, Inc.*	3,302	61,219

Oracle Corp.	88,392	4,890,729

Palo Alto Networks, Inc.*	2,540	632,028

Paycom Software, Inc.*	1,016	205,770

Pegasystems, Inc.(a)	3,302	247,683

Progress Software Corp.	3,810	173,774

Proofpoint, Inc.*	2,540	318,567

PTC, Inc.*	9,144	827,258

Qualys, Inc.* (a)	1,524	137,556

RealPage, Inc.*	1,270	82,817

Red Hat, Inc.*	6,350	1,159,065

RingCentral, Inc., Class A*	762	88,674

salesforce.com, Inc.*	28,448	4,703,877

ServiceNow, Inc.*	6,350	1,724,089

Splunk, Inc.* (a)	5,334	736,305

SPS Commerce, Inc.*	762	79,050

SS&C Technologies Holdings, Inc.	7,366	498,384

Investments	Shares	Value

Software – (continued)

Symantec Corp.	32,512	$787,116

Synchronoss Technologies, Inc.*	15,748	84,724

Synopsys, Inc.*	3,810	461,315

Tableau Software, Inc., Class A*	3,048	371,277

Teradata Corp.*	16,002	727,611

Trade Desk, Inc. (The), Class A* (a)	2,032	450,047

Tyler Technologies, Inc.*	1,778	412,336

Ultimate Software Group, Inc. (The)*	1,778	587,896

Verint Systems, Inc.*	18,034	1,089,073

VMware, Inc., Class A	1,524	311,094

Workday, Inc., Class A*	5,080	1,044,600

Zendesk, Inc.*	3,048	267,553
		79,761,657

Specialty Retail – 2.5%

Aaron’s, Inc.	19,812	1,103,330

Abercrombie & Fitch Co., Class A(a)	25,654	766,798

Advance Auto Parts, Inc.	3,048	506,943

American Eagle Outfitters, Inc.	46,990	1,117,422

Asbury Automotive Group, Inc.* (a)	9,652	773,897

Ascena Retail Group, Inc.* (a)	85,852	102,164

AutoNation, Inc.* (a)	508	21,300

AutoZone, Inc.*	1,016	1,044,763

Barnes & Noble Education, Inc.*	7,112	30,582

Barnes & Noble, Inc.(a)	254	1,278

Bed Bath & Beyond, Inc.(a)	57,404	959,221

Best Buy Co., Inc.	10,414	774,906

Boot Barn Holdings, Inc.* (a)	2,794	80,439

Buckle, Inc. (The)(a)	9,906	183,063

Burlington Stores, Inc.* (a)	5,334	900,966

Caleres, Inc.	12,192	319,796

Camping World Holdings, Inc., Class A(a)	17,018	253,909

CarMax, Inc.*	10,160	791,058

Chico’s FAS, Inc.	43,688	152,908

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Children’s Place, Inc. (The)(a)	2,032	$229,250

Citi Trends, Inc.	2,540	47,015

Conn’s, Inc.*	8,382	216,842

Designer Brands, Inc.	254	5,652

Dick’s Sporting Goods, Inc.(a)	20,320	751,840

Five Below, Inc.*	1,778	260,281

Floor & Decor Holdings, Inc., Class A* (a)	6,604	317,124

Foot Locker, Inc.	18,796	1,075,319

Gap, Inc. (The)	12,954	337,840

Genesco, Inc.*	7,112	318,689

Guess?, Inc.	1,778	36,218

Haverty Furniture Cos., Inc.(a)	1,016	24,201

Hibbett Sports, Inc.*	6,604	136,703

Home Depot, Inc. (The)	45,466	9,261,424

L Brands, Inc.	14,224	364,703

Lithia Motors, Inc., Class A(a)	1,524	173,005

Lowe’s Cos., Inc.	26,416	2,988,706

MarineMax, Inc.*	3,048	52,700

Monro, Inc.(a)	2,286	191,635

Murphy USA, Inc.* (a)	5,080	434,188

National Vision Holdings, Inc.* (a)	6,858	185,166

Office Depot, Inc.	128,016	307,238

O’Reilly Automotive, Inc.*	2,794	1,057,725

Penske Automotive Group, Inc.(a)	3,810	174,955

RH* (a)	5,080	542,087

Ross Stores, Inc.	10,414	1,017,031

Sally Beauty Holdings, Inc.* (a)	42,926	759,790

Shoe Carnival, Inc.	508	18,115

Sleep Number Corp.*	4,572	159,106

Tiffany & Co.(a)	5,334	575,112

TJX Cos., Inc. (The)	44,450	2,439,416

Tractor Supply Co.	7,874	814,959

Ulta Beauty, Inc.*	1,270	443,205

Urban Outfitters, Inc.* (a)	24,384	724,936

Williams-Sonoma, Inc.(a)	13,970	798,665

Investments	Shares	Value

Specialty Retail – (continued)

Zumiez, Inc.*	6,350	$169,101
		37,294,685

Technology Hardware, Storage & Peripherals – 2.7%

3D Systems Corp.* (a)	13,462	143,236

Apple, Inc.	170,688	34,251,961

Cray, Inc.*	2,540	66,700

Dell Technologies, Inc., Class C*	6,083	410,055

Diebold Nixdorf, Inc.*	40,894	412,620

Electronics For Imaging, Inc.* (a)	2,032	75,570

Hewlett Packard Enterprise Co.	75,184	1,188,659

HP, Inc.	66,040	1,317,498

NetApp, Inc.	14,732	1,073,226

Pure Storage, Inc., Class A* (a)	20,574	470,322

Seagate Technology plc(a)	8,128	392,745

Western Digital Corp.	15,748	805,038

Xerox Corp.	10,160	338,938
		40,946,568

Textiles, Apparel & Luxury Goods – 0.7%

Capri Holdings Ltd.*	10,668	470,245

Carter’s, Inc.(a)	1,270	134,506

Columbia Sportswear Co.	3,048	304,708

Crocs, Inc.* (a)	10,414	290,030

Deckers Outdoor Corp.*	7,112	1,125,189

Fossil Group, Inc.* (a)	15,240	199,187

G-III Apparel Group Ltd.* (a)	4,318	186,322

Hanesbrands, Inc.	21,590	390,131

Lululemon Athletica, Inc.*	2,540	447,929

Movado Group, Inc.(a)	4,064	144,882

NIKE, Inc., Class B	41,402	3,636,338

Oxford Industries, Inc.(a)	4,572	379,750

Skechers U.S.A., Inc., Class A* (a)	16,256	514,665

Steven Madden Ltd.(a)	6,464	234,966

Under Armour, Inc., Class A* (a)	11,430	263,919

Under Armour, Inc., Class C*	2,032	42,103

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Unifi, Inc.*	2,540	$51,308

Vera Bradley, Inc.* (a)	14,224	174,671

VF Corp.	13,970	1,318,908

Wolverine World Wide, Inc.	26,670	981,723
		11,291,480

Thrifts & Mortgage Finance – 0.7%

Axos Financial, Inc.* (a)	16,764	548,518

Capitol Federal Financial, Inc.	1,270	17,526

Dime Community Bancshares, Inc.(a)	11,430	230,314

Essent Group Ltd.*	36,576	1,735,531

Federal Agricultural Mortgage Corp., Class C	3,810	291,389

Flagstar Bancorp, Inc.	13,970	499,427

HomeStreet, Inc.*	4,318	121,509

LendingTree, Inc.*	762	293,233

Luther Burbank Corp.	12,446	131,056

Merchants Bancorp	3,048	73,701

Meridian Bancorp, Inc.	4,826	83,104

Meta Financial Group, Inc.	7,620	196,291

MGIC Investment Corp.*	57,404	840,395

Mr Cooper Group, Inc.* (a)	7,366	63,348

Northfield Bancorp, Inc.	5,080	76,200

Northwest Bancshares, Inc.	16,002	278,915

Ocwen Financial Corp.*	102,870	173,850

Oritani Financial Corp.	1,016	17,628

PennyMac Financial Services, Inc.	22,098	492,785

Provident Financial Services, Inc.	18,288	484,998

Radian Group, Inc.	67,564	1,582,349

TFS Financial Corp.(a)	2,794	46,492

TrustCo Bank Corp.(a)	29,972	239,776

United Financial Bancorp, Inc.	2,794	36,853

Walker & Dunlop, Inc.	8,890	488,505

Washington Federal, Inc.	32,766	1,085,865

WSFS Financial Corp.	5,493	237,188
		10,366,746

Investments	Shares	Value

Tobacco – 0.7%

Altria Group, Inc.	76,454	$4,153,746

Philip Morris International, Inc.	62,992	5,452,587

Pyxus International, Inc.*	4,572	104,379

Universal Corp.	6,858	369,372
		10,080,084

Trading Companies & Distributors – 0.7%

Air Lease Corp.	26,416	1,018,601

Aircastle Ltd.	18,542	369,357

Applied Industrial Technologies, Inc.	4,318	258,821

Beacon Roofing Supply, Inc.* (a)	22,860	860,908

BMC Stock Holdings, Inc.*	21,082	433,867

CAI International, Inc.*	6,604	163,977

DXP Enterprises, Inc.*	4,064	174,305

Fastenal Co.(a)	7,112	501,752

Foundation Building Materials, Inc.*	9,652	131,171

GATX Corp.(a)	16,764	1,293,007

GMS, Inc.* (a)	13,208	232,725

H&E Equipment Services, Inc.	12,700	386,207

HD Supply Holdings, Inc.*	2,032	92,842

Herc Holdings, Inc.*	5,334	256,885

Kaman Corp.	6,350	393,128

MSC Industrial Direct Co., Inc., Class A	2,794	233,718

NOW, Inc.* (a)	39,116	571,876

Rush Enterprises, Inc., Class A	9,906	420,113

SiteOne Landscape Supply, Inc.* (a)	2,540	170,942

Systemax, Inc.	4,318	98,062

Triton International Ltd.	17,780	585,851

United Rentals, Inc.*	3,556	501,111

Univar, Inc.*	7,627	170,311

Watsco, Inc.(a)	1,778	281,760

WESCO International, Inc.*	15,494	886,877

WW Grainger, Inc.	508	143,256
		10,631,430

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.	25,146	$1,018,664

Water Utilities – 0.1%

American States Water Co.	4,826	343,466

American Water Works Co., Inc.	4,064	439,684

Aqua America, Inc.(a)	5,080	198,425

California Water Service Group	4,826	243,182

Connecticut Water Service, Inc.(a)	508	34,834

SJW Group	762	47,290
		1,306,881

Wireless Telecommunication Services – 0.2%

Boingo Wireless, Inc.*	4,826	109,743

Gogo, Inc.* (a)	22,860	120,244

NII Holdings, Inc.* (a)	21,590	42,316

Shenandoah Telecommunications Co.	8,382	346,428

Spok Holdings, Inc.	2,794	38,697

Sprint Corp.*	35,560	198,425

Telephone & Data Systems, Inc.	10,414	331,998

T-Mobile US, Inc.*	14,478	1,056,749

United States Cellular Corp.*	1,016	48,870
		2,293,470
Total Common Stocks (Cost $983,977,808)		1,479,501,471
	Number of Rights

RIGHTS – 0.0%(c)

Chemicals – 0.0%(c)

A Schulman, Inc., CVR* ‡ (d)	8,214	4,296

Media – 0.0%(c)

Media General, Inc., CVR* ‡ (d)	22,261	2,226
Total Rights (Cost $–)		6,522

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – 6.9%

CERTIFICATES OF DEPOSIT – 3.0%

ABN AMRO Bank NV
2.62%, 7/5/2019	$2,000,000	$1,990,700

Bank of Montreal, Chicago
(ICE LIBOR USD 1 Month + 0.33%), 2.80%, 8/6/2019(f)	5,000,000	5,003,380

Bank of Nova Scotia, Houston
(SOFR + 0.43%), 2.91%, 5/16/2019(f)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month + 0.22%), 2.67%, 12/30/2019(f)	1,000,000	1,000,972

Barclays Bank plc, New York
2.95%, 8/2/2019	1,000,000	1,000,428

Cooperatieve Rabobank UA, London
(ICE LIBOR USD 1 Month + 0.19%), 2.67%, 4/24/2020(f)	4,000,000	4,000,000

Credit Agricole CIB, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.70%, 12/20/2019(f)	2,000,000	2,000,492

KBC Bank NV, Brussels
2.61%, 7/2/2019	3,000,000	3,000,000

Nationwide Building Society
2.73%, 6/24/2019	1,000,000	995,943

Royal Bank of Canada, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 9/17/2019(f)	3,000,000	3,001,263

Shizuoka Bank Ltd., New York
2.59%, 6/11/2019	2,000,000	2,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

CERTIFICATES OF DEPOSIT – (continued)

Societe Generale, New York
(ICE LIBOR USD 3 Month + 0.20%), 2.71%, 8/5/2019(f)	$1,000,000	$1,000,586
(ICE LIBOR USD 3 Month + 0.20%), 2.72%, 8/21/2019(f)	1,000,000	1,000,703

Standard Chartered, New York
2.69%, 8/14/2019	2,000,000	2,000,644

Sumitomo Mitsui Trust Bank Ltd., New York
2.59%, 7/3/2019	2,000,000	2,000,166

The Chiba Bank Ltd., New York Branch
2.62%, 6/6/2019	2,000,000	2,000,000

The Sumitomo Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 5/17/2019(f)	3,000,000	3,000,000

Toronto-Dominion Bank, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 9/17/2019(f)	2,000,000	2,000,920

Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.21%), 2.80%, 10/25/2019(f) 3,500,000		3,500,000

Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.30%), 2.75%, 2/14/2020(f)	2,000,000	1,999,993
Total Certificates of Deposit (Cost $44,488,602)		44,496,190

Investments	Principal Amount	Value

COMMERCIAL PAPER – 0.4%

National Bank of Canada
(ICE LIBOR USD 1 Month + 0.27%), 2.74%, 5/7/2019(f) (g)	$5,000,000	$5,000,000

Toyota Motor Credit Corp.
2.65%, 8/29/2019	1,500,000	1,487,272
Total Commercial Paper (Cost $6,486,900)		6,487,272

REPURCHASE AGREEMENTS – 3.5%

Citadel Clearing LLC, 3.03%, dated 4/30/2019, due 7/31/2019, repurchase price $5,038,716, collateralized by various Common Stocks; total market value $5,515,709	5,000,000	5,000,000

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $14,477,186, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $14,766,772	14,476,080	14,476,080

ML Pierce Fenner & Smith, Inc., 2.97%, dated 4/30/2019, due 7/31/2019, repurchase price $6,045,540, collateralized by various Common Stocks; total market value $6,634,594	6,000,000	6,000,000

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 2.53%, dated 4/30/2019, due 5/1/2019, repurchase price $26,751,880, collateralized by various U.S. Treasury Securities, ranging from 0.38% – 2.88%, maturing 2/15/2020 – 8/15/2026; Common Stocks; total market value $29,827,815	$26,750,000	$26,750,000
Total Repurchase Agreements (Cost $52,226,080)		52,226,080
Total Securities Lending Reinvestments (Cost $103,201,582)		103,209,542
Total Investments – 105.3% (Cost $1,087,179,390)		1,582,717,535

Liabilities in excess of other assets – (5.3%)		(79,061,162)
NET ASSETS – 100.0%		$1,503,656,373

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $141,912,223, collateralized in the form of cash with a value of $103,184,691 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $40,601,715 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15,

2048 and $3,281,548 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 15, 2019 – July 22, 2068; a total value of $147,067,954.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $6,522, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $103,209,542.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$508,472,124
Aggregate gross unrealized depreciation	(12,674,705)
Net unrealized appreciation	$495,797,419
Federal income tax cost	$1,088,074,410

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$809,190	$22,035	$201,119	6,350	$625,792	$15,073	$8,485	$(19,387)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
Russell 2000 E-Mini Index	48	06/21/2019	USD	$3,826,080	$124,170
S&P 500 E-Mini Index	103	06/21/2019	USD	15,184,775	810,632
S&P Midcap 400 E-Mini Index	26	06/21/2019	USD	5,130,840	219,492
					$1,154,294

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Aerospace & Defense – 0.8%

Airbus SE	18,177	$2,482,813

BAE Systems plc(a)	82,834	533,453

Bombardier, Inc., Class A*	35,360	62,561

Bombardier, Inc., Class B*	48,735	82,964

CAE, Inc.	7,384	171,042

Cobham plc*	7,653	11,503

Dassault Aviation SA	55	83,150

Elbit Systems Ltd.	412	57,298

FACC AG	4,480	73,403

Leonardo SpA	33,772	389,648

LISI	3,196	106,915

Maxar Technologies, Inc.(a)	52,603	257,697

Meggitt plc	38,595	273,911

MTU Aero Engines AG	1,494	351,106

QinetiQ Group plc	30,657	120,458

Rolls-Royce Holdings plc*	49,219	586,847

Saab AB, Class B	2,493	81,948

Safran SA	10,624	1,546,631

Senior plc	47,440	143,357

Singapore Technologies Engineering Ltd.	17,900	52,075

Thales SA	3,818	455,482

Ultra Electronics Holdings plc	1,661	34,473
		7,958,735

Air Freight & Logistics – 0.4%

Bollore SA	12,720	60,385

bpost SA(a)	15,440	185,322

Cia de Distribucion Integral Logista Holdings SA	2,159	51,150

Deutsche Post AG (Registered)*	33,532	1,161,201

Freightways Ltd.	12,987	73,619

ID Logistics Group*	81	14,470

Kerry Logistics Network Ltd.	40,500	72,168

Kintetsu World Express, Inc.	14,000	210,927

Konoike Transport Co. Ltd.	31,000	500,175

Mainfreight Ltd.	3,192	74,506

Panalpina Welttransport Holding AG (Registered)	680	146,010

Investments	Shares	Value

Air Freight & Logistics – (continued)

PostNL NV(a)	340,738	$881,726

Royal Mail plc	20,480	67,494

SBS Holdings, Inc.(a)	16,800	282,979

SG Holdings Co. Ltd.	2,400	64,108

Yamato Holdings Co. Ltd.	12,800	277,262
		4,123,502

Airlines – 0.7%

Air Canada*	21,829	521,871

Air France-KLM*	20,252	233,773

Air New Zealand Ltd.	30,617	54,824

ANA Holdings, Inc.	4,500	157,091

Chorus Aviation, Inc.(a)	152,637	849,874

Dart Group plc(a)	79,680	967,075

Deutsche Lufthansa AG (Registered)	17,015	410,359

easyJet plc	6,640	100,715

Exchange Income Corp.(a)	30,378	801,679

Finnair OYJ	61,586	514,195

International Consolidated Airlines Group SA, DI	43,658	307,567

Japan Airlines Co. Ltd.	8,800	294,637

Norwegian Air Shuttle ASA* (a)	21,600	90,122

Qantas Airways Ltd.	41,760	164,893

SAS AB*	178,649	325,472

Singapore Airlines Ltd.	12,000	85,336

WestJet Airlines Ltd.(a)	110,048	1,546,988

Wizz Air Holdings plc* (b)	2,172	96,272
		7,522,743

Auto Components – 2.3%

Aisan Industry Co. Ltd.	12,808	86,364

Aisin Seiki Co. Ltd.	9,600	371,071

ARB Corp. Ltd.(a)	997	12,722

Autoneum Holding AG(a)	1,898	251,266

Brembo SpA	3,647	47,820

Bridgestone Corp.	35,700	1,412,294

CIE Automotive SA	3,217	89,628

Cie Generale des Etablissements Michelin SCA	8,632	1,113,948

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Cie Plastic Omnium SA	720	$21,778

CIR-Compagnie Industriali Riunite SpA	205,010	251,811

Continental AG	6,391	1,055,450

Daikyonishikawa Corp.	51,604	517,546

Denso Corp.	21,000	915,044

Dometic Group AB(c)	950	8,678

Eagle Industry Co. Ltd.	12,600	143,790

Exedy Corp.	2,800	63,806

Faurecia SA	6,640	336,949

FCC Co. Ltd.	5,300	109,022

Futaba Industrial Co. Ltd.	35,200	220,602

Gestamp Automocion SA(b)	24,236	154,412

G-Tekt Corp.	26,800	379,952

GUD Holdings Ltd.	4,852	40,366

Hella GmbH & Co. KGaA	4,777	259,435

HI-LEX Corp.	23,964	444,316

Ichikoh Industries Ltd.	17,400	107,954

Keihin Corp.	12,300	201,880

Koito Manufacturing Co. Ltd.	3,200	190,204

KYB Corp.	19,900	537,814

Leoni AG	24,798	570,830

Linamar Corp.	880	33,245

Magna International, Inc.	14,276	791,378

Martinrea International, Inc.	96,778	980,586

Musashi Seimitsu Industry Co. Ltd.(a)	38,200	594,394

NGK Spark Plug Co. Ltd.	7,400	143,316

NHK Spring Co. Ltd.(a)	17,000	152,637

Nifco, Inc.	2,400	67,448

Nihon Tokushu Toryo Co. Ltd.	25,200	271,289

Nippon Seiki Co. Ltd.	49,300	816,244

Nissin Kogyo Co. Ltd.	21,600	286,836

NOK Corp.	16,800	268,649

Nokian Renkaat OYJ	6,911	230,961

Pacific Industrial Co. Ltd.	52,100	849,505

Piolax, Inc.(a)	24,900	466,141

Press Kogyo Co. Ltd.	99,600	535,671

Riken Corp.	8,400	401,239

SAF-Holland SA(a)	47,808	594,721

Schaeffler AG (Preference)	158,115	1,348,488

Investments	Shares	Value

Auto Components – (continued)

Showa Corp.	50,800	$742,558

Stanley Electric Co. Ltd.	3,800	102,698

Sumitomo Electric Industries Ltd.	32,600	431,593

Sumitomo Riko Co. Ltd.	29,300	256,498

Sumitomo Rubber Industries Ltd.	9,300	114,147

Tachi-S Co. Ltd.	20,300	311,859

TI Fluid Systems plc(b)	133,962	370,236

Tokai Rika Co. Ltd.	10,700	185,323

Topre Corp.	6,000	111,838

Toyo Tire Corp.	4,600	53,651

Toyoda Gosei Co. Ltd.	7,800	161,778

Toyota Boshoku Corp.	2,700	39,855

Toyota Industries Corp.	9,700	548,687

TPR Co. Ltd.	34,300	671,063

TS Tech Co. Ltd.	9,400	280,628

Unipres Corp.	26,300	404,979

Valeo SA	9,831	356,640

Yokohama Rubber Co. Ltd. (The)	8,000	150,339
		24,043,870

Automobiles – 2.6%

Aston Martin Lagonda Global Holdings plc* (a) (b)	8,000	103,604

Bayerische Motoren Werke AG	15,546	1,322,360

Bayerische Motoren Werke AG (Preference)	5,324	392,603

Daimler AG (Registered)*	55,361	3,619,593

Ferrari NV	3,486	471,741

Fiat Chrysler Automobiles NV(a)	53,120	817,607

Honda Motor Co. Ltd.	102,000	2,839,973

Isuzu Motors Ltd.	36,600	524,312

Mazda Motor Corp.	19,700	232,686

Mitsubishi Motors Corp.	17,300	96,771

Nissan Motor Co. Ltd.	141,500	1,134,922

Peugeot SA	24,595	643,886

Porsche Automobil Holding SE (Preference)	9,711	673,012

Renault SA	9,545	650,596

Subaru Corp.	31,000	757,221

Suzuki Motor Corp.	17,300	786,752

Toyota Motor Corp.	142,400	8,828,480

Trigano SA	1,214	116,189

Volkswagen AG	2,914	520,556

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobiles – (continued)

Volkswagen AG (Preference)	9,054	$1,573,163

Yamaha Motor Co. Ltd.	18,900	388,267
		26,494,294

Banks – 10.6%

77 Bank Ltd. (The)	2,300	32,773

ABN AMRO Group NV, CVA(a) (b)	26,145	614,436

AIB Group plc	49,551	229,791

Aichi Bank Ltd. (The)	8,700	283,165

Akita Bank Ltd. (The)	7,900	155,553

Aozora Bank Ltd.	12,700	308,905

Australia & New Zealand Banking Group Ltd.	149,697	2,865,907

Banca Monte dei Paschi di Siena SpA* (a)	257,049	389,477

Banca Popolare di Sondrio SCPA	13,387	36,397

Banco Bilbao Vizcaya Argentaria SA	381,302	2,315,248

Banco BPM SpA* (a)	146,764	348,694

Banco Comercial Portugues SA, Class R* (a)	842,699	236,198

Banco de Sabadell SA	380,140	441,360

Banco Espirito Santo SA (Registered)* ‡ (d)	48,647	—

Banco Santander SA	896,732	4,533,911

Bank Hapoalim BM	77,522	569,413

Bank Leumi Le-Israel BM	58,183	397,635

Bank of Cyprus Holdings plc*	154,206	241,946

Bank of East Asia Ltd. (The)	21,145	66,706

Bank of Georgia Group plc	2,000	44,820

Bank of Ireland Group plc*	33,283	212,238

Bank of Kyoto Ltd. (The)	2,600	112,054

Bank of Montreal	21,082	1,658,413

Bank of Nova Scotia (The)	64,076	3,514,368

Bank of Okinawa Ltd. (The)	4,240	131,530

Bank of Queensland Ltd.(a)	41,910	273,450

Bank of the Ryukyus Ltd.	23,861	257,302

Bankia SA	33,120	91,495

Bankinter SA	21,280	169,754

Investments	Shares	Value

Banks – (continued)

Banque Cantonale de Geneve	480	$94,681

Banque Cantonale Vaudoise (Registered)*	186	146,756

Barclays plc	807,555	1,729,489

BAWAG Group AG(a) (b)	4,980	241,549

Bendigo & Adelaide Bank Ltd.	3,078	22,314

Berner Kantonalbank AG (Registered)(a)	640	149,480

BNP Paribas SA	63,661	3,385,315

BPER Banca(a)	436,746	2,096,852

Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France*	7,885	910,359

CaixaBank SA	219,452	698,223

Canadian Imperial Bank of Commerce(a)	23,157	1,941,972

Canadian Western Bank	9,211	205,693

Chiba Bank Ltd. (The)	17,400	90,769

comdirect bank AG	7,483	87,049

Commerzbank AG*	19,040	170,961

Commonwealth Bank of Australia	52,260	2,741,084

Concordia Financial Group Ltd.	43,121	167,257

Credit Agricole SA	74,202	1,017,025

Credito Emiliano SpA(a)	103,393	589,791

Credito Valtellinese SpA* (a)	4,382,151	352,615

CYBG plc	24,880	65,908

Dah Sing Banking Group Ltd.	24,640	47,110

Dah Sing Financial Holdings Ltd.	5,340	28,009

Danske Bank A/S	32,951	583,919

DBS Group Holdings Ltd.	63,629	1,320,540

DNB ASA* (a)	44,571	853,794

Ehime Bank Ltd. (The)	42,000	398,976

Erste Group Bank AG*	11,786	471,546

FIBI Holdings Ltd.	9,347	273,324

FinecoBank Banca Fineco SpA	6,110	80,355

Fukuoka Financial Group, Inc.	18,816	435,197

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Graubuendner Kantonalbank	81	$116,055

Gunma Bank Ltd. (The)(a)	38,900	153,330

Hachijuni Bank Ltd. (The)	58,100	232,661

Hang Seng Bank Ltd.	24,900	653,810

Heartland Group Holdings Ltd.(a)	213,735	220,937

Hiroshima Bank Ltd. (The)	32,000	171,816

Hokkoku Bank Ltd. (The)	20,100	617,212

Hokuhoku Financial Group, Inc.(a)	16,600	181,985

HSBC Holdings plc	654,538	5,692,287

Hyakugo Bank Ltd. (The)	287,200	925,745

Hyakujushi Bank Ltd. (The)	24,900	517,339

ING Groep NV(a)	217,543	2,768,598

Intesa Sanpaolo SpA	803,606	2,104,705

Israel Discount Bank Ltd., Class A	74,801	291,227

Juroku Bank Ltd. (The)	26,700	543,230

Jyske Bank A/S (Registered)	800	32,196

KBC Group NV	12,035	890,453

Keiyo Bank Ltd. (The)	118,500	730,950

Kiyo Bank Ltd. (The)(a)	52,000	705,939

Laurentian Bank of Canada(a)	40,504	1,277,869

Liberbank SA*	1,487,609	657,529

Liechtensteinische Landesbank AG	1,920	130,952

Lloyds Banking Group plc	4,019,275	3,278,498

Luzerner Kantonalbank AG (Registered)	259	120,604

Mebuki Financial Group, Inc.	91,910	233,540

Mediobanca Banca di Credito Finanziario SpA	27,888	295,351

Mitsubishi UFJ Financial Group, Inc.	683,500	3,374,695

Miyazaki Bank Ltd. (The)(a)	9,900	237,600

Mizrahi Tefahot Bank Ltd.	12,483	269,662

Mizuho Financial Group, Inc.	1,292,300	2,013,145

Musashino Bank Ltd. (The)	28,000	541,271

Nanto Bank Ltd. (The)	21,946	409,856

National Australia Bank Ltd.	77,128	1,376,164

Investments	Shares	Value

Banks – (continued)

National Bank of Canada	21,414	$1,015,939

Nordea Bank Abp	156,531	1,230,771

North Pacific Bank Ltd.	22,600	55,194

Ogaki Kyoritsu Bank Ltd. (The)	44,500	1,002,074

Oita Bank Ltd. (The)	9,900	297,333

Oversea-Chinese Banking Corp. Ltd.	132,800	1,180,488

Permanent TSB Group Holdings plc*	56,800	87,208

Raiffeisen Bank International AG	12,017	320,121

Resona Holdings, Inc.	115,600	487,518

Ringkjoebing Landbobank A/S	1,100	71,003

Royal Bank of Canada	43,245	3,432,403

Royal Bank of Scotland Group plc	207,666	648,654

San-In Godo Bank Ltd. (The)	24,800	163,663

Sbanken ASA(b)	12,000	117,814

Seven Bank Ltd.	48,600	131,782

Shiga Bank Ltd. (The)	1,000	23,811

Shikoku Bank Ltd. (The)	42,900	390,963

Shinsei Bank Ltd.	24,900	344,743

Shizuoka Bank Ltd. (The)	3,100	23,659

Skandinaviska Enskilda Banken AB, Class A	52,290	498,435

Skandinaviska Enskilda Banken AB, Class C	7,040	68,128

Societe Generale SA	36,520	1,154,987

Spar Nord Bank A/S	64,823	556,600

SpareBank 1 Nord Norge	93,292	708,793

Sparebank 1 Oestlandet	16,416	163,258

SpareBank 1 SMN	107,983	1,167,553

SpareBank 1 SR-Bank ASA	8,041	92,661

St Galler Kantonalbank AG (Registered)	110	49,818

Standard Chartered plc	151,143	1,379,263

Sumitomo Mitsui Financial Group, Inc.	71,700	2,588,603

Sumitomo Mitsui Trust Holdings, Inc.	23,000	797,953

Suruga Bank Ltd.(a)	226,700	997,378

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Svenska Handelsbanken AB, Class A	33,884	$369,428

Svenska Handelsbanken AB, Class B	16,864	183,065

Swedbank AB, Class A	32,785	531,254

Sydbank A/S	64,383	1,388,821

TBC Bank Group plc	31,553	669,663

Toho Bank Ltd. (The)	22,732	58,782

TOMONY Holdings, Inc.	177,200	642,773

Toronto-Dominion Bank (The)	55,444	3,149,740

Unicaja Banco SA(b)	786,093	902,118

UniCredit SpA	124,334	1,718,076

Unione di Banche Italiane SpA(a)	87,473	272,526

United Overseas Bank Ltd.	52,026	1,063,682

Valiant Holding AG (Registered)	1,743	195,339

Van Lanschot Kempen NV, CVA	37,267	966,863

Walliser Kantonalbank (Registered)	960	111,168

Westpac Banking Corp.	99,757	1,931,586

Yamagata Bank Ltd. (The)	2,200	35,338

Yamaguchi Financial Group, Inc.	19,000	139,888

Yamanashi Chuo Bank Ltd. (The)	16,600	194,058
		109,470,801

Beverages – 1.2%

AG Barr plc	4,785	53,147

Anheuser-Busch InBev SA/NV	29,750	2,642,594

Asahi Group Holdings Ltd.	17,400	754,430

Britvic plc	16,720	199,116

C&C Group plc	20,320	77,085

Carlsberg A/S, Class B	3,237	417,790

Coca-Cola Amatil Ltd.	37,516	232,370

Coca-Cola Bottlers Japan Holdings, Inc.	3,354	82,423

Coca-Cola European Partners plc	8,300	444,797

Investments	Shares	Value

Beverages – (continued)

Coca-Cola HBC AG, DI*	4,000	$142,932

Cott Corp.	2,631	40,603

Davide Campari-Milano SpA	13,794	138,899

Diageo plc	77,688	3,274,823

Fevertree Drinks plc	3,795	155,545

Goldin Financial Holdings Ltd.*	60,000	19,196

Heineken Holding NV	2,822	286,375

Heineken NV(a)	6,059	653,500

Ito En Ltd.	800	39,722

Kirin Holdings Co. Ltd.	29,638	670,464

Molson Coors Canada, Inc., Class B	8,834	566,343

Pernod Ricard SA	6,889	1,199,380

Remy Cointreau SA	580	77,221

Royal Unibrew A/S	1,210	86,641

Sapporo Holdings Ltd.(a)	1,800	36,719

Suntory Beverage & Food Ltd.	3,000	131,986

Takara Holdings, Inc.	8,600	99,918

Treasury Wine Estates Ltd.(a)	22,908	277,329
		12,801,348

Biotechnology – 0.4%

Abcam plc	10,049	170,698

Argenx SE*	394	50,426

BioGaia AB, Class B*	1,134	54,930

Biotest AG (Preference)	972	24,455

Cellectis SA*	178	3,551

CSL Ltd.	14,276	1,995,264

DBV Technologies SA* (a)	3,440	67,119

Galapagos NV* (a)	1,680	192,137

Genmab A/S*	1,412	234,215

Genus plc	6,007	188,884

Grifols SA	10,458	289,960

Grifols SA (Preference), Class B	5,680	109,361

HEALIOS KK* (a)	1,100	18,390

MorphoSys AG*	1,667	165,149

PeptiDream, Inc.* (a)	2,500	134,456

SanBio Co. Ltd.* (a)	2,200	88,691

Swedish Orphan Biovitrum AB*	6,345	115,463

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Vitrolife AB*	4,445	$93,512
		3,996,661

Building Products – 1.1%

AGC, Inc.	8,000	271,874

Aica Kogyo Co. Ltd.	1,500	51,717

Assa Abloy AB, Class B	30,046	640,312

Belimo Holding AG (Registered)	21	110,049

Bunka Shutter Co. Ltd.	51,500	378,245

Central Glass Co. Ltd.	33,400	775,810

Cie de Saint-Gobain	26,394	1,077,886

Daikin Industries Ltd.	8,900	1,126,734

dormakaba Holding AG*	212	159,988

Geberit AG (Registered)	830	348,046

GWA Group Ltd.(a)	101,841	241,564

Inwido AB	27,931	184,066

James Halstead plc	4,686	31,156

Kingspan Group plc	4,953	260,223

Lindab International AB	63,827	718,379

LIXIL Group Corp.	4,400	57,166

Munters Group AB(a) (b)	28,640	148,219

Nibe Industrier AB, Class B	9,994	134,139

Nichias Corp.	6,500	125,010

Nichiha Corp.	28,600	784,494

Nippon Sheet Glass Co. Ltd.(a)	85,700	704,067

Nitto Boseki Co. Ltd.(a)	26,600	552,181

Okabe Co. Ltd.	38,100	347,561

Reliance Worldwide Corp. Ltd.(a)	52,795	181,340

Rockwool International A/S, Class A	220	52,179

Rockwool International A/S, Class B	402	107,294

Sanwa Holdings Corp.	9,800	117,380

Schweiter Technologies AG	56	54,351

Sekisui Jushi Corp.	11,200	216,006

Takara Standard Co. Ltd.(a)	8,976	136,443

Takasago Thermal Engineering Co. Ltd.	9,100	143,639

Tarkett SA	698	16,897

Investments	Shares	Value

Building Products – (continued)

TOTO Ltd.	3,900	$164,229

Tyman plc	207,251	688,966

Uponor OYJ	50,137	598,408
		11,706,018

Capital Markets – 2.6%

3i Group plc	61,835	862,943

Amundi SA(b)	1,440	103,364

Anima Holding SpA* (b)	299,744	1,191,183

Ashmore Group plc	23,895	142,982

ASX Ltd.	2,924	153,325

Avanza Bank Holding AB	6,835	54,641

Azimut Holding SpA(a)	114,693	2,313,656

Banca Generali SpA	1,397	39,391

Bolsas y Mercados Espanoles SHMSF SA	965	27,340

Brederode SA*	9,872	685,940

Brewin Dolphin Holdings plc	40,522	172,848

Brookfield Asset Management, Inc., Class A	29,382	1,410,782

Bure Equity AB	10,080	187,036

Burford Capital Ltd.	10,031	213,807

CI Financial Corp.	21,121	302,558

Close Brothers Group plc	16,594	335,741

Credit Suisse Group AG (Registered)* (a)	132,053	1,762,435

Daiwa Securities Group, Inc.	95,700	442,604

Deutsche Bank AG (Registered)	85,324	704,643

Deutsche Boerse AG	6,227	829,755

EFG International AG*	59,179	444,278

Euronext NV(b)	1,650	114,555

Fairfax India Holdings Corp.* (b)	95,327	1,277,382

Fiera Capital Corp.	35,358	327,506

Flow Traders(a) (b)	3,572	102,320

Gimv NV	14,608	877,496

Haitong International Securities Group Ltd.(a)	93,301	33,775

Hargreaves Lansdown plc	5,061	148,912

Hong Kong Exchanges & Clearing Ltd.	37,858	1,312,537

IG Group Holdings plc	673	4,473

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

IGM Financial, Inc.	8,876	$244,136

Intermediate Capital Group plc	18,758	289,045

Investec plc	18,480	116,844

IOOF Holdings Ltd.(a)	37,120	169,564

Jafco Co. Ltd.	300	11,273

Japan Exchange Group, Inc.	19,600	318,176

Julius Baer Group Ltd.*	4,160	200,529

Jupiter Fund Management plc	4,560	22,310

London Stock Exchange Group plc	9,545	623,909

Macquarie Group Ltd.	10,873	1,030,854

Magellan Financial Group Ltd.(a)	15,106	474,309

Man Group plc	79,920	163,158

Marusan Securities Co. Ltd.	3,500	19,798

Mason Group Holdings Ltd.*	2,078,905	33,918

Monex Group, Inc.(a)	15,400	46,736

Natixis SA	19,440	114,335

Nomura Holdings, Inc.	144,900	543,562

Okasan Securities Group, Inc.	29,600	107,902

Partners Group Holding AG	581	437,660

Pendal Group Ltd.(a)	6,964	44,752

Perpetual Ltd.(a)	6,880	198,155

Platinum Asset Management Ltd.	31,440	110,203

Quilter plc(b)	168,573	324,322

Rathbone Brothers plc	1,140	37,451

Ratos AB, Class B(a)	207,417	470,391

Rothschild & Co.	6,972	239,484

Sanne Group plc	13,604	111,020

SBI Holdings, Inc.	11,200	238,632

Schroders plc	960	39,635

Schroders plc (Non-Voting)	4,377	137,802

Sparx Group Co. Ltd.(a)	56,700	121,673

St James’s Place plc	12,720	185,972

TMX Group Ltd.	1,545	98,153

Tokai Tokyo Financial Holdings, Inc.	37,200	122,914

TP ICAP plc	5,817	21,324

Investments	Shares	Value

Capital Markets – (continued)

UBS Group AG (Registered)*	215,468	$2,889,470

Value Partners Group Ltd.(a)	8,000	6,016

Vontobel Holding AG (Registered)	339	19,977

Vostok New Ventures Ltd., SDR* (a)	6,661	38,886

VZ Holding AG	57	13,928

Yunfeng Financial Group Ltd.*	136,000	85,635
		27,104,021

Chemicals – 3.0%

ADEKA Corp.	4,200	62,788

Air Liquide SA(a)	12,502	1,661,003

Air Water, Inc.	6,000	91,152

Akzo Nobel NV(a)	6,270	531,928

Arkema SA	4,980	510,446

Asahi Kasei Corp.	53,300	546,998

BASF SE	50,962	4,140,130

Borregaard ASA	6,375	64,542

Chemtrade Logistics Income Fund	14,560	94,707

Chr Hansen Holding A/S	2,988	304,557

Chugoku Marine Paints Ltd.	26,700	251,717

CI Takiron Corp.	65,200	392,810

Clariant AG (Registered)*	12,893	264,945

Corbion NV	3,198	102,144

Covestro AG(b)	7,304	399,048

Croda International plc	4,780	322,879

Daicel Corp.	15,700	175,079

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	16,600	481,419

Denka Co. Ltd.	11,000	329,877

DIC Corp.	2,899	84,725

DuluxGroup Ltd.	12,466	85,548

Elementis plc	9,933	21,042

Elkem ASA* (b)	28,160	115,929

EMS-Chemie Holding AG (Registered)(a)	449	271,868

Evonik Industries AG	4,000	119,063

FUCHS PETROLUB SE	3,256	129,539

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

FUCHS PETROLUB SE (Preference)	2,151	$93,484

Fujimori Kogyo Co. Ltd.	12,000	351,246

Fuso Chemical Co. Ltd.(a)	1,100	19,556

Givaudan SA (Registered)	249	644,859

Hexpol AB	5,784	45,022

Incitec Pivot Ltd.	54,091	128,302

Ishihara Sangyo Kaisha Ltd.	40,100	445,736

Israel Chemicals Ltd.	29,862	157,976

Israel Corp. Ltd. (The)*	243	58,459

JCU Corp.	8,100	137,018

Johnson Matthey plc	3,360	146,169

JSP Corp.	18,900	394,715

JSR Corp.	8,300	125,795

K+S AG (Registered)	714	14,467

Kaneka Corp.	4,400	169,086

Kansai Paint Co. Ltd.	6,100	115,838

Kanto Denka Kogyo Co. Ltd.	35,600	264,663

KH Neochem Co. Ltd.	9,800	283,771

Koninklijke DSM NV	5,229	596,855

Konishi Co. Ltd.(a)	20,300	311,494

Kumiai Chemical Industry Co. Ltd.(a)	29,948	218,879

Kuraray Co. Ltd.	26,400	352,474

Kureha Corp.	3,800	226,550

LANXESS AG	4,857	280,327

Lenzing AG(a)	485	54,408

Lintec Corp.	1,800	38,772

Methanex Corp.	4,897	267,347

Mitsubishi Chemical Holdings Corp.	92,000	651,827

Mitsubishi Gas Chemical Co., Inc.	17,600	262,321

Mitsui Chemicals, Inc.	17,000	414,869

Moriroku Holdings Co. Ltd.	8,400	196,622

Nihon Parkerizing Co. Ltd.	7,600	98,740

Nippon Kayaku Co. Ltd.	15,100	176,794

Nippon Paint Holdings Co. Ltd.	5,200	196,795

Nippon Shokubai Co. Ltd.	400	27,654

Nippon Soda Co. Ltd.	28,139	774,375

Nissan Chemical Corp.	3,800	168,207

Investments	Shares	Value

Chemicals – (continued)

Nitto Denko Corp.	3,300	$177,481

NOF Corp.	2,000	71,021

Novozymes A/S, Class B	7,221	336,246

Nufarm Ltd.(a)	9,690	34,511

Nutrien Ltd.	19,339	1,044,582

OCI NV*	1,318	38,183

Okamoto Industries, Inc.	600	30,976

Orica Ltd.	4,722	61,819

Osaka Soda Co. Ltd.	17,400	419,162

Sakata INX Corp.	33,600	304,399

Sanyo Chemical Industries Ltd.	11,700	589,333

Scapa Group plc	24,480	126,058

Shikoku Chemicals Corp.	10,000	107,744

Shin-Etsu Chemical Co. Ltd.	13,100	1,226,783

Shin-Etsu Polymer Co. Ltd.	23,200	176,018

Showa Denko KK	10,000	338,047

Sika AG (Registered)(a)	4,980	762,395

Sirius Minerals plc* (a)	234,473	53,248

SOL SpA	3,009	40,466

Solvay SA	2,822	338,874

Sumitomo Bakelite Co. Ltd.	3,000	116,633

Sumitomo Chemical Co. Ltd.	69,400	343,962

Sumitomo Seika Chemicals Co. Ltd.	8,300	320,822

Symrise AG	3,735	358,724

Synthomer plc	37,452	204,574

T Hasegawa Co. Ltd.	900	14,481

Taiyo Holdings Co. Ltd.	900	31,556

Taiyo Nippon Sanso Corp.(a)	7,200	119,531

Tayca Corp.(a)	8,100	182,255

Teijin Ltd.	8,200	140,403

Tenma Corp.	8,100	149,964

Tessenderlo Group SA*	779	28,111

Toagosei Co. Ltd.	6,900	75,025

Tokai Carbon Co. Ltd.(a)	11,000	126,321

Tokuyama Corp.	10,900	269,136

Tokyo Ohka Kogyo Co. Ltd.	700	22,249

Toray Industries, Inc.	61,400	417,878

Tosoh Corp.	13,800	221,172

Toyo Ink SC Holdings Co. Ltd.	1,600	38,199

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Ube Industries Ltd.	9,400	$200,027

Umicore SA(a)	5,810	224,639

Victrex plc	3,740	118,576

Wacker Chemie AG	1,924	168,272

Yara International ASA	6,474	291,302

Zeon Corp.(a)	8,000	77,791
		31,006,304

Commercial Services & Supplies – 0.8%

Babcock International Group plc	12,240	83,773

Bell System24 Holdings, Inc.	5,600	81,605

Biffa plc(b)	52,800	163,478

Bilfinger SE	4,914	181,184

Boyd Group Income Fund	300	32,826

Brambles Ltd.	66,624	565,064

Bravida Holding AB(b)	12,702	111,096

CITIC Envirotech Ltd.	406,500	119,453

Cleanaway Waste Management Ltd.	120,181	190,326

Coor Service Management Holding AB* (b)	16,960	146,465

Dai Nippon Printing Co. Ltd.	3,900	92,199

Daiseki Co. Ltd.	2,500	68,350

Derichebourg SA	40,931	177,981

Downer EDI Ltd.	46,978	255,927

Duskin Co. Ltd.	5,700	140,127

Edenred	5,894	277,493

Elis SA(a)	8,013	142,785

Elis SA – XLON	4,520	80,264

G4S plc	130,642	368,213

HomeServe plc	11,489	162,507

Intrum AB(a)	8,300	210,931

ISS A/S	1,600	49,717

IWG plc	39,525	175,140

Kokuyo Co. Ltd.	5,600	70,996

Lassila & Tikanoja OYJ	960	15,557

Loomis AB, Class B	2,271	83,847

Mitie Group plc(a)	391,843	669,693

Mitsubishi Pencil Co. Ltd.	1,800	36,897

Nippon Kanzai Co. Ltd.	1,300	23,531

Okamura Corp.	17,600	176,988

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Park24 Co. Ltd.	2,200	$46,084

PayPoint plc	3,648	47,843

Pilot Corp.	500	20,651

Prestige International, Inc.	2,000	28,534

Realord Group Holdings Ltd.*	32,000	19,497

Relia, Inc.	2,100	22,117

Rentokil Initial plc	60,756	308,898

Ritchie Bros Auctioneers, Inc.	4,230	146,597

Sato Holdings Corp.	1,100	26,637

Secom Co. Ltd.	5,400	452,752

Securitas AB, Class B	7,047	123,049

Serco Group plc*	57,046	92,663

SmartGroup Corp. Ltd.	918	5,479

Societe BIC SA	2,016	173,630

Sohgo Security Services Co. Ltd.	2,900	129,019

Tomra Systems ASA*	2,590	77,812

Toppan Printing Co. Ltd.	15,000	242,559

Transcontinental, Inc., Class A	58,183	696,362

Waste Connections, Inc.	9,545	882,267
		8,496,863

Communications Equipment – 0.2%

Nokia OYJ	190,402	998,421

Telefonaktiebolaget LM Ericsson, Class A	15,545	154,358

Telefonaktiebolaget LM Ericsson, Class B	75,707	748,565
		1,901,344

Construction & Engineering – 2.3%

ACS Actividades de Construccion y Servicios SA	17,999	825,619

Aecon Group, Inc.	294	4,185

AF Gruppen ASA	2,860	50,767

Arcadis NV(a)	60,233	1,136,078

Badger Daylighting Ltd.	2,812	94,465

Balfour Beatty plc	31,842	104,275

Boskalis Westminster(a)	218	5,959

Bouygues SA(a)	7,968	299,503

Chiyoda Corp.(a)	4,000	12,642

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Cie d’Entreprises CFE	282	$28,033

CIMIC Group Ltd.	5,661	201,576

COMSYS Holdings Corp.(a)	4,300	112,620

Dai-Dan Co. Ltd.	25,000	553,760

Eiffage SA	2,739	285,780

Elecnor SA	39,425	530,203

Electra Ltd.	996	272,469

Ferrovial SA	19,090	469,816

FLSmidth & Co. A/S(a)	2,798	140,285

Fomento de Construcciones y Contratas SA*	3,420	41,854

Galliford Try plc(a)	84,290	595,575

Gold-Finance Holdings Ltd.* (b)	89,827	1,798

Hazama Ando Corp.	33,200	222,675

Hibiya Engineering Ltd.(a)	18,200	303,456

HOCHTIEF AG	442	65,881

Hong Kong International Construction Investment Management Group Co. Ltd.	162,000	61,328

Implenia AG (Registered)(a)	9,877	310,365

JGC Corp.	5,400	76,994

John Laing Group plc(b)	418,735	2,098,378

Kajima Corp.	20,100	296,875

Kandenko Co. Ltd.	3,000	25,185

Kier Group plc(a)	136,487	667,954

Kinden Corp.	7,500	120,067

Koninklijke BAM Groep NV	240,119	1,167,900

Koninklijke Volkerwessels NV	18,680	399,015

Kumagai Gumi Co. Ltd.	6,500	189,966

Kyowa Exeo Corp.	3,900	106,101

Kyudenko Corp.	2,100	59,582

Maeda Corp.	8,100	80,145

Maeda Road Construction Co. Ltd.	3,000	59,259

Maire Tecnimont SpA* (a)	79,016	281,776

Meisei Industrial Co. Ltd.	42,000	280,943

Mirait Holdings Corp.(a)	13,700	200,626

Monadelphous Group Ltd.(a)	9,080	121,109

NCC AB, Class B	246	4,063

Nippo Corp.	2,000	40,512

Investments	Shares	Value

Construction & Engineering – (continued)

Nippon Densetsu Kogyo Co. Ltd.	1,700	$36,541

Nishimatsu Construction Co. Ltd.	2,600	56,144

Obayashi Corp.	33,300	325,600

Okumura Corp.	3,000	96,700

Peab AB	3,999	36,512

Penta-Ocean Construction Co. Ltd.(a)	17,100	78,149

Porr Ag(a)	6,880	182,737

Raito Kogyo Co. Ltd.(a)	41,600	534,497

RCR Tomlinson Ltd.* (d)	28,512	17,459

Sacyr SA(a)	270,581	661,670

Salini Impregilo SpA(a)	225,926	470,943

Sanki Engineering Co. Ltd.	34,800	379,324

Shapir Engineering and Industry Ltd.	18,954	68,215

Shikun & Binui Ltd.*	133,049	343,614

Shimizu Corp.	31,500	268,404

Shinnihon Corp.	16,200	138,618

SHO-BOND Holdings Co. Ltd.	600	41,158

Skanska AB, Class B	19,951	346,899

SNC-Lavalin Group, Inc.	6,723	166,926

Sumitomo Densetsu Co. Ltd.	16,600	283,635

Sumitomo Mitsui Construction Co. Ltd.	142,740	927,890

Sweco AB, Class B	3,381	86,207

Taihei Dengyo Kaisha Ltd.(a)	16,800	369,713

Taikisha Ltd.(a)	4,500	135,556

Taisei Corp.	11,800	516,498

Takamatsu Construction Group Co. Ltd.	13,700	294,235

Toda Corp.(a)	25,000	153,760

Toenec Corp.	8,300	229,531

Tokyu Construction Co. Ltd.	67,200	482,090

Toshiba Plant Systems & Services Corp.	3,800	67,965

Totetsu Kogyo Co. Ltd.	1,800	52,606

Veidekke ASA(a)	14,056	156,774

Vinci SA	14,691	1,482,108

WSP Global, Inc.	1,210	65,069

YIT OYJ	154,380	945,520

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Yokogawa Bridge Holdings Corp.	33,600	$543,332

Yurtec Corp.	33,400	234,812
		24,284,828

Construction Materials – 0.6%

Adelaide Brighton Ltd.	8,796	26,807

Boral Ltd.	6,400	21,848

Brickworks Ltd.	9,360	107,846

Buzzi Unicem SpA(a)	5,653	125,629

Buzzi Unicem SpA (Retirement Savings Plan)	1,925	29,297

Cementir Holding SpA	59,211	429,335

CRH plc	30,959	1,033,208

CSR Ltd.(a)	544,307	1,363,873

Fletcher Building Ltd.	17,649	60,734

HeidelbergCement AG	9,379	756,795

Ibstock plc(b)	9,600	32,689

Imerys SA	33	1,756

James Hardie Industries plc, CHDI(a)	7,840	106,391

Krosaki Harima Corp.	2,700	141,818

LafargeHolcim Ltd. (Registered)*	17,098	878,894

Mitani Sekisan Co. Ltd.	8,400	228,903

Rhi Magnesita NV	2,800	181,124

Sumitomo Osaka Cement Co. Ltd.(a)	1,700	68,992

Taiheiyo Cement Corp.	8,400	269,253

Wienerberger AG	3,846	88,187
		5,953,379

Consumer Finance – 0.5%

Acom Co. Ltd.	58,100	203,448

AEON Financial Service Co. Ltd.	4,800	99,081

Aiful Corp.*	2,100	4,902

Allied Properties HK Ltd.	1,738,000	398,756

Amigo Holdings plc(a) (b)	24,080	78,166

B2Holding ASA(a)	339,858	523,493

Cembra Money Bank AG	3,237	300,352

Credit Corp. Group Ltd.(a)	6,029	101,208

Investments	Shares	Value

Consumer Finance – (continued)

Credit Saison Co. Ltd.	16,800	$213,592

Eclipx Group Ltd.(a)	222,131	158,692

Hitachi Capital Corp.	9,700	224,265

Hoist Finance AB(a) (b)	52,456	237,704

Hong Leong Finance Ltd.	207,500	423,780

J Trust Co. Ltd.(a)	36,100	118,632

Jaccs Co. Ltd.(a)	23,000	397,944

Provident Financial plc* (a)	235,554	1,630,595

Resurs Holding AB(b)	77,868	481,617

Sun Hung Kai & Co. Ltd.	105,996	52,826
		5,649,053

Containers & Packaging – 0.4%

Amcor Ltd.	25,647	289,368

BillerudKorsnas AB	12,245	166,284

Cascades, Inc.	67,313	401,816

CCL Industries, Inc., Class B	2,960	125,754

DS Smith plc	49,385	229,839

FP Corp.(a)	600	36,364

Fuji Seal International, Inc.	2,000	69,675

Huhtamaki OYJ	2,051	78,174

Intertape Polymer Group, Inc.	57,934	801,911

Mayr Melnhof Karton AG	275	35,565

Orora Ltd.	44,370	94,626

Pack Corp. (The)	1,200	38,572

Pact Group Holdings Ltd.(a)	166,952	309,049

Rengo Co. Ltd.	16,800	147,372

RPC Group plc	34,970	359,694

Smurfit Kappa Group plc	8,964	262,501

Toyo Seikan Group Holdings Ltd.	5,600	111,573

Vidrala SA	1,239	116,222

Winpak Ltd.	4,494	147,462
		3,821,821

Distributors – 0.1%

Arata Corp.(a)	11,800	421,145

Bapcor Ltd.(a)	25,156	100,747

Canon Marketing Japan, Inc.	3,700	79,797

Doshisha Co. Ltd.	1,800	28,703

Inchcape plc	4,530	36,290

Jardine Cycle & Carriage Ltd.	10,622	277,177

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Distributors – (continued)

PALTAC Corp.	800	$43,888

Uni-Select, Inc.	43,990	467,631
		1,455,378

Diversified Consumer Services – 0.2%

AA plc(a)	496,723	480,160

AcadeMedia AB* (a) (b)	51,709	293,715

Benesse Holdings, Inc.	2,000	55,039

G8 Education Ltd.(a)	414,917	890,720

IDP Education Ltd.(a)	6,853	75,246

InvoCare Ltd.(a)	4,344	46,811
		1,841,691

Diversified Financial Services – 1.0%

Ackermans & van Haaren NV	784	125,995

Aker ASA, Class A	760	51,853

AMP Ltd.(a)	117,623	187,931

Banca Farmafactoring SpA(b)	58,764	346,407

Banca IFIS SpA(a)	15,521	267,352

Banca Mediolanum SpA(a)	28,463	208,776

Banque Nationale de Belgique	123	350,129

Cerved Group SpA	10,505	102,425

Challenger Ltd.	11,680	67,576

doBank SpA(b)	26,394	371,522

ECN Capital Corp.	210,189	670,317

Element Fleet Management Corp.	37,931	234,320

Eurazeo SE*	4,233	331,837

EXOR NV	5,312	353,379

FFP	1,130	130,185

First Pacific Co. Ltd.	320,000	132,562

Fuyo General Lease Co. Ltd.	700	34,756

GRENKE AG	495	52,507

Groupe Bruxelles Lambert SA	1,760	168,091

HAL Trust	1,802	277,076

IBJ Leasing Co. Ltd.	30,538	714,815

Industrivarden AB, Class A	8,378	193,702

Industrivarden AB, Class C	250	5,617

Investments	Shares	Value

Diversified Financial Services – (continued)

Investor AB, Class A	2,092	$99,244

Investor AB, Class B(a)	18,260	869,515

Japan Securities Finance Co. Ltd.	41,500	214,626

KBC Ancora	1,377	70,061

Kinnevik AB, Class A(a)	7,802	229,379

Kinnevik AB, Class B	3,760	109,358

L E Lundbergforetagen AB, Class B	1,348	46,026

Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	108,875

Onex Corp.(a)	1,520	87,808

ORIX Corp.	67,900	958,068

Pargesa Holding SA	1,265	99,561

Plus500 Ltd.	83,996	578,167

Ricoh Leasing Co. Ltd.	19,600	570,182

Sofina SA	330	67,827

SRH NV* ‡ (d)	2,857	—

Standard Life Aberdeen plc	96,549	351,041

Tokyo Century Corp.	600	27,583

Wendel SA	1,377	190,431

Zenkoku Hosho Co. Ltd.	1,600	55,883
		10,112,765

Diversified Telecommunication Services – 1.4%

BCE, Inc.	5,850	260,667

Bezeq The Israeli Telecommunication Corp. Ltd.	3,283	2,243

BT Group plc	440,564	1,315,529

Cellnex Telecom SA(b)	11,134	342,143

Chorus Ltd.(a)	38,130	152,319

Deutsche Telekom AG (Registered)	97,940	1,636,981

Elisa OYJ	5,434	230,380

Euskaltel SA(b)	24,537	230,438

Gamma Communications plc	1,701	24,393

HKBN Ltd.	51,500	92,164

HKT Trust & HKT Ltd.	174,400	270,312

Iliad SA(a)	1,200	121,977

Infrastrutture Wireless Italiane SpA(b)	5,179	42,834

Inmarsat plc	3,680	26,156

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Internet Initiative Japan, Inc.	2,300	$46,320

Koninklijke KPN NV	165,860	508,566

Nippon Telegraph & Telephone Corp.	33,700	1,396,716

Orange SA	114,457	1,791,318

PCCW Ltd.	206,035	124,219

Proximus SADP	11,330	316,803

Singapore Telecommunications Ltd.	199,200	463,902

Spark New Zealand Ltd.	76,951	188,339

SpeedCast International Ltd.	65,120	177,839

Sunrise Communications Group AG* (a) (b)	2,897	192,328

Swisscom AG (Registered)(a)	485	225,937

TalkTalk Telecom Group plc(a)	126,474	204,778

Telecom Italia SpA* (a)	381,195	213,004

Telecom Italia SpA (Retirement Savings Plan)	372,018	193,826

Telefonica Deutschland Holding AG	14,053	45,610

Telefonica SA	230,846	1,922,726

Telekom Austria AG*	1,426	10,675

Telenor ASA	23,655	473,784

Telia Co. AB	93,873	399,317

Telstra Corp. Ltd.	81,520	193,937

TELUS Corp.	8,715	319,589

United Internet AG (Registered)	6,061	242,698

Vocus Group Ltd.*	70,640	194,405
		14,595,172

Electric Utilities – 1.3%

Acciona SA(a)	1,497	173,305

Alpiq Holding AG (Registered)*	1,915	132,678

AusNet Services	147,818	184,674

BKW AG	1,400	89,166

Chubu Electric Power Co., Inc.	32,300	468,658

Chugoku Electric Power Co., Inc. (The)(a)	4,206	50,113

Investments	Shares	Value

Electric Utilities – (continued)

CK Infrastructure Holdings Ltd.	24,000	$194,866

CLP Holdings Ltd.	64,000	725,623

Contact Energy Ltd.	20,140	90,124

EDP – Energias de Portugal SA*	141,017	534,010

Electricite de France SA(a)	14,872	214,005

Elia System Operator SA/NV	1,089	73,349

Emera, Inc.(a)	5,346	199,938

Endesa SA	14,774	367,736

Enel SpA	394,614	2,493,813

EVN AG	2,240	33,388

Fortis, Inc.	10,644	391,831

Fortum OYJ	11,537	243,592

Genesis Energy Ltd.	13,435	27,372

HK Electric Investments & HK Electric Investments Ltd.(b)	174,000	170,332

Hokkaido Electric Power Co., Inc.	10,100	56,496

Hokuriku Electric Power Co.	15,000	111,246

Hydro One Ltd.(b)	15,272	246,132

Iberdrola SA	179,388	1,628,023

Infratil Ltd.	37,798	109,400

Kansai Electric Power Co., Inc. (The)	45,600	550,885

Kyushu Electric Power Co., Inc.(a)	33,200	321,045

Mercury NZ Ltd.	17,270	42,614

Okinawa Electric Power Co., Inc. (The)	11,215	185,180

Orsted A/S(b)	5,810	444,451

Power Assets Holdings Ltd.	57,500	400,904

Red Electrica Corp. SA	10,503	217,582

Romande Energie Holding SA (Registered)	76	89,499

Shikoku Electric Power Co., Inc.(a)	8,600	86,637

Spark Infrastructure Group(a)	1,230	1,957

SSE plc	64,334	959,881

Terna Rete Elettrica Nazionale SpA	59,096	353,530

Tohoku Electric Power Co., Inc.	22,500	256,970

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Tokyo Electric Power Co. Holdings, Inc.*	60,515	$341,220

Trustpower Ltd.	25,928	120,002

Verbund AG*	3,625	179,645
		13,561,872

Electrical Equipment – 1.2%

ABB Ltd. (Registered)* (a)	53,327	1,097,416

Daihen Corp.(a)	16,800	469,118

Fagerhult AB* (a)	3,005	25,603

Fuji Electric Co. Ltd.	4,800	169,158

Fujikura Ltd.(a)	4,700	19,328

Furukawa Electric Co. Ltd.	11,300	297,072

Futaba Corp.	3,400	55,072

Huber + Suhner AG (Registered)	867	69,258

Johnson Electric Holdings Ltd.	40,500	95,192

Legrand SA	9,877	725,251

Mabuchi Motor Co. Ltd.	2,000	73,805

Melrose Industries plc	162,846	429,259

Mersen SA	4,800	170,526

Mitsubishi Electric Corp.	76,600	1,088,047

Nexans SA	30,876	1,080,643

Nidec Corp.	7,755	1,099,104

Nippon Carbon Co. Ltd.(a)	8,400	368,054

Nissin Electric Co. Ltd.(a)	32,000	302,545

Nitto Kogyo Corp.	8,200	159,914

Nordex SE*	21,746	351,914

OSRAM Licht AG	4,338	148,230

Prysmian SpA	9,779	188,391

Sanyo Denki Co. Ltd.	11,500	535,892

Schneider Electric SE	18,426	1,558,250

Siemens Gamesa Renewable Energy SA	8,096	145,080

Signify NV(b)	10,292	308,310

Sinfonia Technology Co. Ltd.(a)	15,800	223,576

Somfy SA	275	24,902

TKH Group NV, CVA	2,194	117,826

Ushio, Inc.	5,900	71,409

Vestas Wind Systems A/S	7,719	697,551
		12,165,696

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 1.9%

accesso Technology Group plc*	3,760	$41,665

Alps Alpine Co. Ltd.	11,748	247,565

ALSO Holding AG (Registered)*	1,120	140,687

Amano Corp.	2,600	67,466

Anritsu Corp.(a)	6,200	107,216

AT&S Austria Technologie & Systemtechnik AG(a)	26,975	535,691

Azbil Corp.	3,000	71,838

Barco NV(a)	440	78,108

Canon Electronics, Inc.	13,200	217,244

Carel Industries SpA* (b)	12,720	151,962

Celestica, Inc.*	94,205	668,791

Citizen Watch Co. Ltd.	32,000	179,286

CMK Corp.* (a)	58,100	400,636

Comet Holding AG (Registered)(a)	1,120	111,011

CONEXIO Corp.	18,800	232,436

Daiwabo Holdings Co. Ltd.	16,600	845,091

Datalogic SpA	535	12,651

Dexerials Corp.	38,600	243,297

Electrocomponents plc	24,158	203,322

Elematec Corp.	2,500	45,859

Evertz Technologies Ltd.	1,712	21,585

FIH Mobile Ltd.* (a)	2,361,000	352,101

Halma plc	17,679	414,735

Hamamatsu Photonics KK	3,400	137,526

Hexagon AB, Class B	7,221	393,453

Hirose Electric Co. Ltd.	782	90,294

Hitachi High-Technologies Corp.	1,700	75,556

Hitachi Ltd.	48,200	1,596,496

Horiba Ltd.	800	48,126

Hosiden Corp.	35,600	336,901

Inficon Holding AG (Registered)	110	61,801

Ingenico Group SA	440	37,062

Iriso Electronics Co. Ltd.(a)	1,200	62,061

Japan Aviation Electronics Industry Ltd.	2,044	32,924

Japan Display, Inc.* (a)	454,500	318,303

Jenoptik AG	2,585	101,975

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Kaga Electronics Co. Ltd.(a)	10,300	$189,400

Keyence Corp.	2,700	1,675,636

Koa Corp.	8,100	111,127

Kyocera Corp.	11,900	768,224

Lagercrantz Group AB, Class B	1,944	23,638

Landis+Gyr Group AG*	2,640	184,204

LEM Holding SA (Registered)	27	36,936

Macnica Fuji Electronics Holdings, Inc.(a)	32,700	470,645

Meiko Electronics Co. Ltd.	16,800	326,120

Murata Manufacturing Co. Ltd.	19,200	1,027,448

Mycronic AB	3,001	41,984

Nichicon Corp.	72,300	701,740

Nippon Ceramic Co. Ltd.	900	25,495

Nippon Signal Co. Ltd.(a)	43,000	398,052

Nissha Co. Ltd.	34,900	403,916

Nohmi Bosai Ltd.	10,100	181,369

Ohara, Inc.(a)	8,100	101,091

Oki Electric Industry Co. Ltd.	1,200	14,017

Omron Corp.	8,600	459,439

Optex Group Co. Ltd.	1,000	16,682

Renishaw plc	1,617	95,113

Ryosan Co. Ltd.(a)	18,200	489,419

Sanshin Electronics Co. Ltd.(a)	8,100	136,073

Shimadzu Corp.	7,000	186,918

Siix Corp.(a)	2,028	32,339

Smart Metering Systems plc	19,920	128,026

Spectris plc	3,026	108,404

Taiyo Yuden Co. Ltd.(a)	2,500	60,314

Tamura Corp.(a)	92,400	569,126

TDK Corp.	4,300	374,114

Topcon Corp.(a)	2,200	26,568

V Technology Co. Ltd.	3,200	427,816

Venture Corp. Ltd.	18,100	225,652

VSTECS Holdings Ltd.	668,000	366,125

Yaskawa Electric Corp.	14,800	544,162

Yokogawa Electric Corp.	8,000	166,501
		19,776,554

Investments	Shares	Value

Energy Equipment & Services – 0.6%

Aker Solutions ASA* (a) (b)	7,535	$38,575

Borr Drilling Ltd.*	46,640	132,679

BW Offshore Ltd.* (a)	85,075	472,229

CES Energy Solutions Corp.	31,144	60,427

CGG SA*	552,697	999,724

Enerflex Ltd.	78,251	1,077,900

Ensign Energy Services, Inc.	156,704	655,846

Hunting plc	21,556	165,518

John Wood Group plc	6,800	41,709

Modec, Inc.	8,100	247,636

Northern Drilling Ltd.*	16,960	104,143

Ocean Yield ASA(a)	35,382	267,999

Odfjell Drilling Ltd.* (a)	40,528	139,944

Pason Systems, Inc.	2,356	34,941

Petrofac Ltd.	42,828	247,506

Petroleum Geo-Services ASA*	62,000	136,834

Saipem SpA*	41,391	209,530

SBM Offshore NV	9,020	166,996

Secure Energy Services, Inc.	18,144	108,173

Subsea 7 SA(a)	17,002	215,486

TechnipFMC plc	17,264	424,522

Tecnicas Reunidas SA(a)	8,964	267,222

Tenaris SA	6,336	87,907

TGS NOPEC Geophysical Co. ASA	1,140	29,714

WorleyParsons Ltd.(a)	15,811	159,361
		6,492,521

Entertainment – 0.6%

Avex, Inc.	33,200	420,012

Capcom Co. Ltd.	2,600	58,478

Cineplex, Inc.	6,480	123,415

Cineworld Group plc(a)	77,666	321,973

CTS Eventim AG & Co. KGaA	1,375	70,329

Daiichikosho Co. Ltd.	1,100	53,728

DeNA Co. Ltd.	4,000	62,312

Entertainment One Ltd.	66,815	415,135

EVENT Hospitality and Entertainment Ltd.(a)	2,282	21,041

IGG, Inc.	822,000	1,043,557

Kinepolis Group NV	1,030	61,179

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – (continued)

Koei Tecmo Holdings Co. Ltd.	1,728	$31,372

Konami Holdings Corp.	2,200	99,951

Nexon Co. Ltd.*	9,800	140,434

Nintendo Co. Ltd.	3,500	1,194,164

Paradox Interactive AB(a)	952	14,570

Shochiku Co. Ltd.(a)	300	35,959

Square Enix Holdings Co. Ltd.	1,800	61,899

Toei Animation Co. Ltd.	900	44,606

Toei Co. Ltd.	2,000	258,765

Toho Co. Ltd.	4,100	171,362

Ubisoft Entertainment SA*	2,066	196,899

Vivendi SA(a)	29,133	844,639
		5,745,779

Equity Real Estate Investment Trusts (REITs) – 2.5%

Abacus Property Group(a)	55,680	147,748

Activia Properties, Inc.	15	62,626

Advance Residence Investment Corp.	41	114,303

Aedifica SA	1,145	102,656

AEON REIT Investment Corp.	29	35,047

ALE Property Group(a)	9,405	31,841

Allied Properties REIT	6,442	227,137

alstria office REIT-AG*	6,756	105,849

Altarea SCA	120	25,337

Argosy Property Ltd.	64,665	56,709

Artis REIT	79,431	615,868

Ascendas REIT	124,500	274,390

Ascott Residence Trust	55,364	48,808

Assura plc	23,120	17,964

Aventus Group	305,715	490,605

Befimmo SA	657	37,625

Big Yellow Group plc	18,489	250,914

British Land Co. plc (The)	16,528	127,988

BWP Trust	52,734	137,332

Canadian Apartment Properties REIT	5,101	181,751

CapitaLand Mall Trust	10,900	19,379

CapitaLand Retail China Trust	95,662	106,119

CDL Hospitality Trusts	36,800	43,256

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Champion REIT	132,000	$111,719

Charter Hall Education Trust(a)	52,383	137,524

Charter Hall Group	16,271	112,347

Charter Hall Long Wale REIT(a)	87,371	282,882

Charter Hall Retail REIT	45,600	149,244

Choice Properties REIT	15,440	156,558

Cofinimmo SA	491	62,730

Comforia Residential REIT, Inc.	34	89,842

Covivio	1,956	211,537

Cromwell Property Group	213,520	169,072

Daiwa House REIT Investment Corp.	42	96,350

Derwent London plc	7,721	319,076

Dexus	42,496	373,885

Dream Global REIT	25,896	265,467

Dream Office REIT(a)	7,025	121,679

ESR-REIT	1,460,800	568,781

Far East Hospitality Trust	53,300	25,843

First REIT	26,713	19,036

Fortune REIT	48,000	62,161

Frasers Centrepoint Trust	25,000	43,895

Frasers Commercial Trust	23,748	25,821

Frasers Hospitality Trust	39,200	22,031

Frasers Logistics & Industrial Trust(b)	125,180	108,516

Frontier Real Estate Investment Corp.	12	49,886

Fukuoka REIT Corp.	26	40,433

GDI Property Group(a)	309,737	303,032

Gecina SA	1,909	284,756

Global One Real Estate Investment Corp.	48	55,380

GLP J-Reit	74	79,598

Goodman Group	56,689	525,091

Goodman Property Trust	19,085	22,019

GPT Group (The)	78,103	314,994

Granite REIT	2,800	126,949

Great Portland Estates plc	1	8

Growthpoint Properties Australia Ltd.	19,121	56,660

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Hamborner REIT AG*	6,058	$63,520

Hammerson plc	2,839	11,914

Hankyu Hanshin REIT, Inc.	26	34,620

Heiwa Real Estate REIT, Inc.(a)	73	82,455

Hibernia REIT plc	143,009	229,186

Hoshino Resorts REIT, Inc.	24	116,364

Hulic Reit, Inc.	23	37,688

ICADE	2,497	213,237

Ichigo Office REIT Investment(a)	184	169,503

Immobiliare Grande Distribuzione SIIQ SpA	23,342	176,576

Industrial & Infrastructure Fund Investment Corp.	94	106,850

Inmobiliaria Colonial Socimi SA	12,081	129,908

InterRent REIT	1,944	19,639

Intu Properties plc(a)	103,200	126,841

Invesco Office J-Reit, Inc.(a)	6,986	1,063,816

Invincible Investment Corp.	121	61,165

Japan Hotel REIT Investment Corp.	77	62,706

Japan Logistics Fund, Inc.	19	40,619

Japan Prime Realty Investment Corp.	25	99,888

Japan Real Estate Investment Corp.	18	99,717

Japan Rental Housing Investments, Inc.	26	20,053

Japan Retail Fund Investment Corp.	52	99,448

Kenedix Office Investment Corp.	9	60,202

Kenedix Residential Next Investment Corp.	34	54,919

Kenedix Retail REIT Corp.	31	75,040

Keppel DC REIT	139,440	154,683

Keppel REIT	80,733	72,358

Killam Apartment REIT	9,680	136,219

Kiwi Property Group Ltd.	3,973	4,080

Klepierre SA	3,280	116,416

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Land Securities Group plc	11,280	$135,729

LaSalle Logiport REIT	129	138,179

Link REIT	61,301	714,947

LondonMetric Property plc	99,589	262,515

Mapletree Commercial Trust	32,090	45,499

Mapletree Industrial Trust	33,211	50,261

Mapletree Logistics Trust	73,207	79,596

Mapletree North Asia Commercial Trust(b)	49,500	49,456

MCUBS MidCity Investment Corp.	100	91,583

Merlin Properties Socimi SA	24,402	332,270

Mirai Corp.(a)	1,344	590,696

Mirvac Group	149,151	297,093

Mitsui Fudosan Logistics Park, Inc.	332	1,053,755

Mori Hills REIT Investment Corp.	58	77,229

National Storage REIT(a)	70,798	89,198

Nippon Accommodations Fund, Inc.	8	40,871

Nippon Building Fund, Inc.	40	257,508

Nippon Prologis REIT, Inc.	41	87,982

NIPPON REIT Investment Corp.	33	123,111

Nomura Real Estate Master Fund, Inc.	159	232,843

Northview Apartment REIT	22,908	479,890

NorthWest Healthcare Properties REIT	39,923	340,111

One REIT, Inc.	14	34,681

Orix JREIT, Inc.	134	235,214

OUE Hospitality Trust	60,500	31,779

Parkway Life REIT	12,500	26,539

Precinct Properties New Zealand Ltd.(a)	22,735	24,259

Premier Investment Corp.	90	111,434

Primary Health Properties plc	109,786	188,063

Property for Industry Ltd.	51,499	68,174

RDI REIT plc	284,539	468,125

Regal REIT	705,000	221,958

Reit 1 Ltd.	137,863	625,954

Retail Estates NV	666	62,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Safestore Holdings plc	12,195	$102,383

Scentre Group	133,796	359,738

Secure Income REIT plc	14,030	75,539

Segro plc	48,026	424,740

Sekisui House Reit, Inc.	55	39,654

Shaftesbury plc	4,480	50,198

Shopping Centres Australasia Property Group	104,511	188,314

Societe Fonciere Lyonnaise SA	972	71,024

SPH REIT	44,800	33,900

Star Asia Investment Corp.	78	75,987

Starhill Global REIT	72,900	40,702

Stockland	76,425	202,795

Sunlight REIT	55,000	40,450

Suntec REIT	154,200	209,572

Terreis(a)	968	61,619

Tokyu REIT, Inc.	40	62,851

Tritax Big Box REIT plc	124,560	241,301

Unibail-Rodamco-Westfield(a)	4,814	826,791

Unibail-Rodamco-Westfield, CHDI	5	43

UNITE Group plc (The)	9,133	112,157

United Urban Investment Corp.	84	134,098

Vicinity Centres	23,616	42,220

Vital Healthcare Property Trust	43,976	62,468

Viva Energy REIT	403,629	698,872

Warehouses De Pauw CVA, CVA	851	127,607

Wereldhave NV	38,429	982,798

Workspace Group plc	8,954	115,153
		25,447,259

Food & Staples Retailing – 1.1%

Aeon Co. Ltd.	34,613	638,495

Ain Holdings, Inc.	800	63,497

Alimentation Couche-Tard, Inc., Class B	11,703	687,199

Investments	Shares	Value

Food & Staples Retailing – (continued)

Arcs Co. Ltd.	2,818	$56,929

Axfood AB	3,184	58,360

Axial Retailing, Inc.	1,100	32,691

Belc Co. Ltd.	800	35,735

Carrefour SA	9,745	189,702

Casino Guichard Perrachon SA(a)	3,920	160,350

Cawachi Ltd.	3,600	63,483

cocokara fine, Inc.	3,500	138,900

Colruyt SA	1,990	143,312

Cosmos Pharmaceutical Corp.(a)	100	15,928

Create SD Holdings Co. Ltd.	2,000	46,043

Daikokutenbussan Co. Ltd.	400	13,701

Dairy Farm International Holdings Ltd.	7,600	59,508

Empire Co. Ltd., Class A	1,666	36,907

FamilyMart UNY Holdings Co. Ltd.	10,948	291,750

George Weston Ltd.	1,920	142,773

Heiwado Co. Ltd.	1,200	22,088

ICA Gruppen AB(a)	4,604	166,352

Inageya Co. Ltd.	2,398	28,615

Itochu-Shokuhin Co. Ltd.	400	16,826

J Sainsbury plc	109,809	318,514

Kato Sangyo Co. Ltd.	1,400	45,504

Kesko OYJ, Class A	562	26,957

Kesko OYJ, Class B	2,318	120,277

Kobe Bussan Co. Ltd.	800	31,713

Koninklijke Ahold Delhaize NV	67,147	1,614,900

Kusuri no Aoki Holdings Co. Ltd.	600	42,128

Loblaw Cos. Ltd.	4,980	242,966

MARR SpA(a)	1,155	28,024

Matsumotokiyoshi Holdings Co. Ltd.	3,600	118,141

Maxvalu Nishinihon Co. Ltd.	4,400	68,741

Metcash Ltd.(a)	125,413	253,340

METRO AG	13,612	230,350

Metro, Inc.(a)	11,102	400,273

Ministop Co. Ltd.	1,000	15,731

Nihon Chouzai Co. Ltd.	3,400	123,331

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – (continued)

North West Co., Inc. (The)	95	$1,999

Olam International Ltd.	35,100	51,056

Qol Holdings Co. Ltd.	1,500	22,680

Rallye SA(a)	31,170	362,596

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	12,680

Retail Partners Co. Ltd.	23,400	244,137

Seven & i Holdings Co. Ltd.	25,200	873,148

Sheng Siong Group Ltd.	51,500	38,969

Shufersal Ltd.	3,578	23,747

Sligro Food Group NV(a)	1,155	42,133

Sogo Medical Holdings Co. Ltd.	2,000	37,082

Sonae SGPS SA	76,391	85,098

Sugi Holdings Co. Ltd.	800	40,296

Sundrug Co. Ltd.	1,600	42,753

Tesco plc	262,861	856,012

Tsuruha Holdings, Inc.	900	76,525

United Super Markets Holdings, Inc.	2,000	18,029

Valor Holdings Co. Ltd.	10,700	259,970

Welcia Holdings Co. Ltd.	1,800	70,707

Wm Morrison Supermarkets plc	105,493	296,919

Woolworths Group Ltd.	36,354	814,970

Yaoko Co. Ltd.	1,800	85,333

Yokohama Reito Co. Ltd.(a)	41,300	325,950
		11,472,823

Food Products – 2.6%

a2 Milk Co. Ltd.* (a)	46,940	524,973

AAK AB	5,004	81,191

Agrana Beteiligungs AG	3,909	87,616

Ajinomoto Co., Inc.	22,700	365,340

Ariake Japan Co. Ltd.	800	46,402

Aryzta AG* (a)	861,570	1,288,127

Associated British Foods plc	6,314	210,638

Austevoll Seafood ASA	8,913	103,379

Bakkafrost P/F	2,188	112,088

Bakkavor Group plc(b)	72,800	122,808

Investments	Shares	Value

Food Products – (continued)

Barry Callebaut AG (Registered)	38	$69,586

Bega Cheese Ltd.(a)	7,095	25,269

Bell Food Group AG (Registered)* (a)	320	92,012

Bellamy’s Australia Ltd.* (a)	1,296	9,833

Bonduelle SCA	3,725	119,185

Bourbon Corp.	14,500	244,368

Calbee, Inc.	3,200	87,919

Chocoladefabriken Lindt & Spruengli AG	43	285,893

Chocoladefabriken Lindt & Spruengli AG (Registered)	6	455,152

Costa Group Holdings Ltd.	13,860	55,313

Cranswick plc	2,274	85,911

Danone SA(a)	18,274	1,476,175

DyDo Group Holdings, Inc.(a)	500	22,267

Ebro Foods SA	4,297	90,534

Elders Ltd.	75,281	320,039

Emmi AG (Registered)	41	36,111

First Resources Ltd.	24,300	32,669

ForFarmers NV	16,757	143,100

Freedom Foods Group Ltd.	4,139	15,091

Fuji Oil Holdings, Inc.	3,400	108,831

Fujicco Co. Ltd.	2,000	39,398

Fujiya Co. Ltd.	400	7,424

Glanbia plc	5,838	107,234

GrainCorp Ltd., Class A	10,837	68,649

Greencore Group plc	27,840	83,475

Grieg Seafood ASA	8,400	96,701

House Foods Group, Inc.(a)	2,400	96,323

Inghams Group Ltd.(a)	43,760	137,062

Itoham Yonekyu Holdings, Inc.(a)	6,500	40,444

Japfa Ltd.	182,200	85,666

Kagome Co. Ltd.	900	24,444

Kameda Seika Co. Ltd.	900	42,182

Kerry Group plc, Class A	5,146	575,559

Kikkoman Corp.	4,000	185,320

Kotobuki Spirits Co. Ltd.	1,000	44,759

LDC SA	1,458	171,568

Leroy Seafood Group ASA	18,318	132,055

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Lotus Bakeries NV	13	$34,092

Maple Leaf Foods, Inc.	1,946	45,221

Maruha Nichiro Corp.	4,400	139,062

MEIJI Holdings Co. Ltd.	3,800	298,541

Mitsui Sugar Co. Ltd.	14,600	351,580

Morinaga & Co. Ltd.	1,100	45,679

Morinaga Milk Industry Co. Ltd.	1,200	39,488

Mowi ASA	19,819	428,352

Nestle SA (Registered)	95,616	9,200,342

NH Foods Ltd.	8,400	337,131

Nichirei Corp.	3,500	80,512

Nippon Flour Mills Co. Ltd.	7,000	117,845

Nippon Suisan Kaisha Ltd.	45,500	317,428

Nisshin Oillio Group Ltd. (The)	1,100	31,358

Nisshin Seifun Group, Inc.	7,090	164,494

Nissin Foods Holdings Co. Ltd.	1,500	98,721

Norway Royal Salmon ASA	5,200	112,148

Origin Enterprises plc	110,556	682,690

Orkla ASA	26,005	203,409

Premium Brands Holdings Corp.	1,100	65,851

Prima Meat Packers Ltd.	30,800	562,489

Riken Vitamin Co. Ltd.	17,500	573,513

S Foods, Inc.	4,500	154,747

Sakata Seed Corp.	2,800	88,871

Salmar ASA	3,870	175,431

Saputo, Inc.	4,455	151,712

Savencia SA	3,237	246,684

Schouw & Co. A/S	1,160	82,399

Showa Sangyo Co. Ltd.	6,800	183,776

Starzen Co. Ltd.	9,500	342,469

Strauss Group Ltd.	952	24,251

Suedzucker AG	8,802	135,142

Synlait Milk Ltd.* (a)	26,640	187,789

Tassal Group Ltd.	37,680	135,788

Tate & Lyle plc	1,134	11,348

Toyo Suisan Kaisha Ltd.	2,800	106,469

United International Enterprises	1,079	224,331

Investments	Shares	Value

Food Products – (continued)

Vilmorin & Cie SA(a)	6,937	$385,605

Viscofan SA	825	49,511

Vitasoy International Holdings Ltd.	16,000	80,557

Wessanen	9,410	121,909

WH Group Ltd.(b)	551,500	653,752

Wilmar International Ltd.	141,100	377,317

Yakult Honsha Co. Ltd.	4,300	291,493

Yamazaki Baking Co. Ltd.	2,900	43,015
		26,840,395

Gas Utilities – 0.3%

AltaGas Ltd.(a)	11,723	155,209

APA Group	30,793	208,500

Hong Kong & China Gas Co. Ltd.	288,317	687,957

Italgas SpA	28,609	178,265

Naturgy Energy Group SA	14,608	414,518

Nippon Gas Co. Ltd.(a)	2,000	52,471

Osaka Gas Co. Ltd.	11,700	215,879

Rubis SCA	4,187	228,988

Saibu Gas Co. Ltd.	28,500	598,788

Shizuoka Gas Co. Ltd.	17,600	142,380

Superior Plus Corp.	18,859	163,747

Toho Gas Co. Ltd.	2,000	82,245

Tokyo Gas Co. Ltd.	7,700	195,447
		3,324,394

Health Care Equipment & Supplies – 0.8%

Ambu A/S, Class B(a)	9,093	260,642

Ansell Ltd.	6,098	115,886

Arjo AB, Class B	4,131	15,295

Asahi Intecc Co. Ltd.	5,600	282,074

BioMerieux	825	65,414

Carl Zeiss Meditec AG	715	70,154

Cochlear Ltd.	1,232	162,442

Coloplast A/S, Class B	4,067	438,468

CYBERDYNE, Inc.* (a)	24,300	152,291

Demant A/S*	2,796	88,140

DiaSorin SpA	869	84,826

Draegerwerk AG & Co. KGaA	5,893	275,068

Draegerwerk AG & Co. KGaA (Preference)	5,010	300,387

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Eiken Chemical Co. Ltd.(a)	1,600	$28,732

Elekta AB, Class B	6,069	71,818

Fisher & Paykel Healthcare Corp. Ltd.	12,815	135,117

Fukuda Denshi Co. Ltd.	3,563	248,250

GN Store Nord A/S	3,824	195,573

Hogy Medical Co. Ltd.	1,200	39,219

Hoya Corp.	11,100	778,869

Koninklijke Philips NV	29,880	1,271,316

Mani, Inc.	1,300	74,819

Menicon Co. Ltd.	1,600	45,971

Nagaileben Co. Ltd.	1,500	33,657

Nakanishi, Inc.	5,100	97,673

Nanosonics Ltd.* (a)	26,752	93,017

Nihon Kohden Corp.	2,300	66,806

Nikkiso Co. Ltd.	26,000	320,521

Nipro Corp.(a)	5,200	64,291

Olympus Corp.	37,600	419,972

Paramount Bed Holdings Co. Ltd.	800	37,495

Sartorius AG (Preference)	1,451	265,385

Sectra AB, Class B*	1,654	56,022

Siemens Healthineers AG(b)	3,645	155,310

Smith & Nephew plc	29,133	562,282

Sonova Holding AG (Registered)	1,577	318,031

Straumann Holding AG (Registered)	219	176,790

Sysmex Corp.	4,200	239,537

Terumo Corp.	19,600	589,012

Ypsomed Holding AG (Registered)*	81	10,620
		8,707,192

Health Care Providers & Services – 0.5%

Alfresa Holdings Corp.	12,600	350,141

Ambea AB(b)	10,800	87,588

Amplifon SpA	3,837	73,661

As One Corp.	700	55,874

Australian Pharmaceutical Industries Ltd.(a)	260,786	264,318

BML, Inc.	3,300	92,889

Chartwell Retirement Residences	14,947	163,226

Investments	Shares	Value

Health Care Providers & Services – (continued)

CVS Group plc	14,160	$116,019

EBOS Group Ltd.(a) (d)	1,980	28,284

Evergrande Health Industry Group Ltd.*	125,000	173,987

Fagron	8,568	169,670

Fresenius Medical Care AG & Co. KGaA	5,146	432,303

Fresenius SE & Co. KGaA	10,707	606,926

Galenica AG* (b)	3,128	159,470

Healius Ltd.	52,880	116,125

Healthscope Ltd.	71,257	122,878

Japan Lifeline Co. Ltd.	3,000	47,192

Korian SA(a)	4,471	179,682

Mediclinic International plc	34,000	152,076

Medipal Holdings Corp.	7,100	159,053

Metlifecare Ltd.(a)	62,748	207,141

NichiiGakkan Co. Ltd.	9,200	112,589

NMC Health plc(a)	1,466	53,933

Orpea(a)	1,118	136,195

Raffles Medical Group Ltd.	4,037	3,203

Ramsay Health Care Ltd.(a)	2,640	121,375

RHOEN-KLINIKUM AG	579	17,066

Ryman Healthcare Ltd.(a)	13,156	106,601

Ship Healthcare Holdings, Inc.	3,300	135,259

Sienna Senior Living, Inc.	2,835	38,946

Sonic Healthcare Ltd.	17,852	322,296

Summerset Group Holdings Ltd.	11,425	42,744

Suzuken Co. Ltd.	3,380	194,227

Toho Holdings Co. Ltd.(a)	4,200	98,047

Town Health International Medical Group Ltd.* (d)	398,000	35,004

UDG Healthcare plc	11,405	97,684

Vital KSK Holdings, Inc.(a)	33,600	319,785
		5,593,457

Health Care Technology – 0.0%(e)

CompuGroup Medical SE	624	41,260

M3, Inc.(a)	10,000	176,790
		218,050

Hotels, Restaurants & Leisure – 1.9%

Accor SA	7,885	331,907

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Aeon Fantasy Co. Ltd.	500	$11,906

Arcland Service Holdings Co. Ltd.	1,400	24,876

Ardent Leisure Group Ltd.(a)	43,861	39,516

Aristocrat Leisure Ltd.	16,849	309,287

Atom Corp.(a)	5,800	50,097

Autogrill SpA	6,257	60,761

Basic-Fit NV* (b)	3,008	106,526

Carnival plc	8,051	423,501

Cie des Alpes	7,470	225,197

Codere SA*	13,520	55,304

Colowide Co. Ltd.(a)	3,500	70,141

Compass Group plc	46,065	1,046,717

Corporate Travel Management Ltd.(a)	3,366	63,138

Create Restaurants Holdings, Inc.	2,200	26,311

Crown Resorts Ltd.	11,014	103,027

Dalata Hotel Group plc	16,255	107,298

Domino’s Pizza Enterprises Ltd.(a)	1,460	44,188

Domino’s Pizza Group plc	15,345	53,512

Doutor Nichires Holdings Co. Ltd.	2,700	51,418

EI Group plc*	437,908	1,217,113

Evolution Gaming Group AB(b)	1,265	129,603

Flight Centre Travel Group Ltd.(a)	3,119	84,300

Fuji Kyuko Co. Ltd.	1,000	37,755

Galaxy Entertainment Group Ltd.	67,000	500,873

Genting Hong Kong Ltd.	2,016,000	269,814

Genting Singapore Ltd.	144,000	104,202

GL Ltd.	310,200	181,170

Great Canadian Gaming Corp.*	2,860	109,472

Greene King plc	260,454	2,176,457

Greggs plc	8,343	195,448

GVC Holdings plc	19,520	166,120

Hiday Hidaka Corp.	2,191	39,758

HIS Co. Ltd.	800	25,428

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Hongkong & Shanghai Hotels Ltd. (The)	24,000	$35,119

Ichibanya Co. Ltd.	1,000	40,898

InterContinental Hotels Group plc	6,308	408,540

J D Wetherspoon plc	3,795	67,680

Kindred Group plc, SDR	4,675	40,717

Kisoji Co. Ltd.(a)	1,700	39,609

KOMEDA Holdings Co. Ltd.	1,200	21,980

Kyoritsu Maintenance Co. Ltd.	1,600	81,886

LeoVegas AB(a) (b)	23,920	65,117

Macau Legend Development Ltd.	456,000	73,816

Mandarin Oriental International Ltd.	8,000	15,440

Marston’s plc(a)	664,083	878,718

McDonald’s Holdings Co. Japan Ltd.	1,100	50,864

Melco International Development Ltd.	21,000	51,500

Merlin Entertainments plc(b)	6,309	30,119

MGM China Holdings Ltd.	32,400	66,738

Millennium & Copthorne Hotels plc	22,400	130,240

Miramar Hotel & Investment	249,000	523,048

Mitchells & Butlers plc*	219,203	730,127

MOS Food Services, Inc.	2,100	49,156

NagaCorp Ltd.(a)	244,000	312,876

NetEnt AB*	4,549	14,441

Ohsho Food Service Corp.	1,504	97,633

Oriental Land Co. Ltd.	8,300	914,397

Paddy Power Betfair plc – SGMX	2,766	233,951

Paddy Power Betfair plc – XDUB	405	33,896

Pandox AB	5,720	97,953

Parques Reunidos Servicios Centrales SAU(b)	600	9,347

Playtech plc	292,824	1,668,967

Plenus Co. Ltd.	1,000	16,485

Rank Group plc	106,502	222,146

Restaurant Brands International, Inc.	4,178	271,576

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Restaurant Brands International, Inc.*	3,458	$224,775

Restaurant Brands New Zealand Ltd.	1,154	6,542

Ringer Hut Co. Ltd.(a)	1,700	35,916

Round One Corp.	10,800	144,873

Royal Holdings Co. Ltd.(a)	1,600	39,061

Saizeriya Co. Ltd.	9,400	210,914

Sands China Ltd.	71,600	393,346

Scandic Hotels Group AB(b)	65,902	612,797

Shangri-La Asia Ltd.	32,000	45,356

SJM Holdings Ltd.	76,000	91,738

SkiStar AB	2,828	34,150

Skylark Holdings Co. Ltd.	3,700	60,894

Sodexo SA	3,410	390,757

SSP Group plc	25,786	233,967

St Marc Holdings Co. Ltd.	1,400	31,362

Star Entertainment Grp Ltd. (The)	38,963	124,505

Stars Group, Inc. (The)*	6,337	119,090

Tabcorp Holdings Ltd.	39,123	131,901

Thomas Cook Group plc* (a)	562,789	195,746

Tokyo Dome Corp.	7,000	69,324

Toridoll Holdings Corp.(a)	1,600	35,714

Tosho Co. Ltd.	800	20,507

TUI AG, DI	30,461	339,048

Whitbread plc	5,146	299,203

William Hill plc	1,450	3,038

Wynn Macau Ltd.	50,400	144,543

Yoshinoya Holdings Co. Ltd.(a)	4,900	74,176

Zensho Holdings Co. Ltd.(a)	3,600	80,937
		19,931,301

Household Durables – 1.8%

Bang & Olufsen A/S* (a)	1,701	14,810

Barratt Developments plc	72,542	569,118

Bellway plc	5,360	217,453

Berkeley Group Holdings plc	5,229	256,038

Bonava AB, Class B(a)	85,158	1,084,764

Bovis Homes Group plc	109,228	1,580,585

Investments	Shares	Value

Household Durables – (continued)

Breville Group Ltd.	4,514	$61,129

Cairn Homes plc*	123,064	176,811

Casio Computer Co. Ltd.	10,000	125,791

Countryside Properties plc(b)	424,877	1,877,690

Crest Nicholson Holdings plc(a)	249,000	1,249,744

De’ Longhi SpA*	4,522	115,749

Electrolux AB, Series B	23,941	587,520

ES-Con Japan Ltd.(a)	33,600	238,028

Fiskars OYJ Abp	574	13,026

Forbo Holding AG (Registered)	81	130,125

Foster Electric Co. Ltd.	3,437	53,418

Fujitsu General Ltd.	2,100	30,564

Haseko Corp.	18,700	225,156

Husqvarna AB, Class B(a)	10,433	95,103

Iida Group Holdings Co. Ltd.	15,400	259,812

JM AB(a)	1,842	35,031

Kaufman & Broad SA	13,612	542,467

Man Wah Holdings Ltd.(a)	30,400	15,655

McCarthy & Stone plc(b)	530,785	887,090

Nagawa Co. Ltd.	500	27,565

Neinor Homes SA* (a) (b)	10,080	114,661

Nikon Corp.	17,000	236,588

Nobia AB*	100,679	632,765

Panasonic Corp.	66,500	609,621

Persimmon plc	12,782	372,590

Pressance Corp.	21,600	263,758

Redrow plc	23,420	188,074

Rinnai Corp.	100	6,716

Sangetsu Corp.	2,256	42,213

SEB SA	560	102,423

Sekisui Chemical Co. Ltd.	20,700	331,014

Sekisui House Ltd.	28,300	455,341

Sharp Corp.* (a)	16,200	179,782

Sony Corp.	41,500	1,942,070

Starts Corp., Inc.	5,200	115,369

Sumitomo Forestry Co. Ltd.(a)	7,800	106,941

Tamron Co. Ltd.	6,800	132,367

Taylor Wimpey plc	115,622	273,425

Techtronic Industries Co. Ltd.	94,000	679,354

Token Corp.(a)	8,510	518,050

TomTom NV*	19,325	166,503

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Zojirushi Corp.(a)	14,600	$149,965
		18,089,832

Household Products – 0.4%

Earth Corp.(a)	600	27,475

Essity AB, Class A	7,815	230,583

Essity AB, Class B	13,793	408,851

Henkel AG & Co. KGaA	3,176	302,366

Henkel AG & Co. KGaA (Preference)	4,150	419,698

Lion Corp.	7,900	162,291

Pigeon Corp.(a)	2,400	101,603

PZ Cussons plc	54,000	144,314

Reckitt Benckiser Group plc	21,663	1,750,093

Unicharm Corp.	17,400	570,079
		4,117,353

Independent Power and Renewable Electricity Producers – 0.3%

Boralex, Inc., Class A	2,081	28,294

China Smarter Energy Group Holdings Ltd.*	162,000	10,738

ContourGlobal plc(b)	192,108	545,963

Drax Group plc	45,660	202,979

EDP Renovaveis SA*	6,490	64,369

Electric Power Development Co. Ltd.	8,600	199,219

Encavis AG	3,696	26,882

ERG SpA	2,090	38,530

Innergex Renewable Energy, Inc.	559	5,884

Meridian Energy Ltd.	28,875	78,182

Northland Power, Inc.(a)	2,116	37,469

Renewables Infrastructure Group Ltd. (The)(a)	988,708	1,603,428

Scatec Solar ASA* (b)	988	9,346

Uniper SE	11,039	334,152
		3,185,435

Industrial Conglomerates – 0.9%

CK Hutchison Holdings Ltd.	144,856	1,521,418

DCC plc	2,080	185,690

Guoco Group Ltd.	4,000	59,500

Investments	Shares	Value

Industrial Conglomerates – (continued)

Hopewell Holdings Ltd.(d)	8,000	$39,361

Indus Holding AG	1,013	53,869

Investment AB Latour, Class B(a)	15,896	224,893

Italmobiliare SpA	245	5,447

Jardine Matheson Holdings Ltd.	8,300	546,140

Jardine Strategic Holdings Ltd.	9,200	347,944

Keppel Corp. Ltd.	30,500	151,693

Lifco AB, Class B	2,000	95,174

Mie Kotsu Group Holdings, Inc.	58,800	311,488

Nisshinbo Holdings, Inc.	19,200	169,805

Nolato AB, Class B*	710	32,905

NWS Holdings Ltd.	53,401	110,949

Rheinmetall AG	2,435	279,167

Sembcorp Industries Ltd.	17,200	33,612

Shun Tak Holdings Ltd.	1,270,000	564,955

Siemens AG (Registered)	25,315	3,028,269

Smiths Group plc	14,359	284,998

TOKAI Holdings Corp.	21,395	177,883

Toshiba Corp.	33,300	1,106,263
		9,331,423

Insurance – 5.1%

Admiral Group plc	14,366	412,770

Aegon NV	55,776	291,038

Ageas	10,458	550,853

AIA Group Ltd.	384,200	3,915,261

Allianz SE (Registered)	22,410	5,394,678

Alm Brand A/S	16,240	154,681

ASR Nederland NV	8,971	398,130

Assicurazioni Generali SpA	60,258	1,168,289

AUB Group Ltd.	2,255	20,062

Aviva plc	233,728	1,308,684

AXA SA(a)	113,378	3,017,104

Baloise Holding AG (Registered)	3,237	554,642

Beazley plc	40,089	301,029

CBL Corp. Ltd.* (d)	102,937	217,616

Clal Insurance Enterprises Holdings Ltd.*	4,320	59,923

CNP Assurances(a)	12,616	297,479

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Coface SA(a)	89,889	$906,647

Dai-ichi Life Holdings, Inc.	60,500	866,420

Direct Insurance Financial Investments Ltd.	3,564	40,034

Direct Line Insurance Group plc	112,332	482,379

Fairfax Financial Holdings Ltd.	581	275,936

Gjensidige Forsikring ASA	945	18,310

Great Eastern Holdings Ltd.	6,800	129,636

Great-West Lifeco, Inc.	8,799	220,237

Grupo Catalana Occidente SA	2,102	79,388

Hannover Rueck SE	3,071	462,560

Harel Insurance Investments & Financial Services Ltd.	19,063	142,668

Hastings Group Holdings plc(b)	315,940	783,798

Helvetia Holding AG (Registered)*	253	160,763

Hiscox Ltd.	15,272	333,282

iA Financial Corp., Inc.	9,326	369,795

IDI Insurance Co. Ltd.	1,760	82,111

Insurance Australia Group Ltd.	59,926	332,370

Intact Financial Corp.	5,478	446,360

Japan Post Holdings Co. Ltd.	69,300	773,422

Japan Post Insurance Co. Ltd.(a)	7,600	153,194

Just Group plc	786,348	699,134

Lancashire Holdings Ltd.	25,424	227,865

Legal & General Group plc	280,357	1,016,786

Manulife Financial Corp.	97,193	1,782,450

Mapfre SA	86,403	259,025

Medibank Pvt Ltd.(a)	62,011	124,829

Menora Mivtachim Holdings Ltd.	24,805	318,862

Migdal Insurance & Financial Holding Ltd.	90,400	93,538

MS&AD Insurance Group Holdings, Inc.	23,000	709,980

Investments	Shares	Value

Insurance – (continued)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	8,217	$2,053,561

nib holdings Ltd.(a)	19,924	80,635

NN Group NV(a)	18,675	812,467

Phoenix Group Holdings plc	16,000	150,702

Phoenix Holdings Ltd. (The)	21,712	123,603

Poste Italiane SpA(b)	18,839	200,783

Power Corp. of Canada	13,224	302,190

Power Financial Corp.	6,237	148,043

Prudential plc	133,547	3,020,610

QBE Insurance Group Ltd.	82,004	746,300

RSA Insurance Group plc	38,512	272,117

Sabre Insurance Group plc(b)	170,150	590,031

Saga plc	898,558	689,958

Sampo OYJ, Class A	11,872	542,310

SCOR SE(a)	10,707	436,296

Societa Cattolica di Assicurazioni SC	161,186	1,501,128

Sompo Holdings, Inc.	20,400	762,150

Sony Financial Holdings, Inc.	8,500	173,015

Steadfast Group Ltd.	52,828	126,794

Storebrand ASA	17,930	150,946

Sun Life Financial, Inc.	29,465	1,219,166

Suncorp Group Ltd.	25,079	234,240

Swiss Life Holding AG (Registered)*	1,992	936,572

Swiss Re AG	15,189	1,461,662

T&D Holdings, Inc.	24,900	267,500

Talanx AG	3,690	147,302

Tokio Marine Holdings, Inc.	43,200	2,172,897

Topdanmark A/S	1,650	88,820

Tryg A/S	2,365	72,211

Unipol Gruppo SpA	69,056	351,046

UnipolSai Assicurazioni SpA(a)	27,841	76,194

UNIQA Insurance Group AG	4,884	51,998

Wuestenrot & Wuerttembergische AG	14,608	299,593

Zurich Insurance Group AG	7,720	2,461,460
		53,078,318

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – 0.1%

Auto Trader Group plc(b)	28,947	$213,364

carsales.com Ltd.	634	6,006

Dip Corp.(a)	1,400	21,244

Funding Circle Holdings plc* (b)	10,653	35,136

Kakaku.com, Inc.(a)	1,600	32,754

LINE Corp.* (a)	900	30,182

REA Group Ltd.(a)	2,748	154,541

Rightmove plc	32,130	226,437

Scout24 AG(b)	2,584	132,921

XING SE	165	61,299

Yahoo Japan Corp.	40,000	106,308
		1,020,192

Internet & Direct Marketing Retail – 0.3%

ASKUL Corp.(a)	500	13,423

ASOS plc*	3,749	191,634

Belluna Co. Ltd.	16,300	122,351

boohoo Group plc*	21,836	69,942

Delivery Hero SE* (b)	4,128	190,093

Dustin Group AB(a) (b)	3,680	32,941

Just Eat plc*	13,319	121,369

Moneysupermarket.com Group plc	22,168	105,107

Ocado Group plc*	33,307	591,607

Rakuten, Inc.	24,300	269,454

Rocket Internet SE* (b)	1,646	43,350

Takeaway.com NV* (a) (b)	1,022	87,849

Takkt AG	31,955	502,084

Trade Me Group Ltd.	9,564	41,012

Webjet Ltd.(a)	2,707	32,124

Zalando SE* (b)	1,921	90,291

zooplus AG*	207	22,433

ZOZO, Inc.	4,000	70,572
		2,597,636

IT Services – 1.0%

Adyen NV* (a) (b)	581	472,457

Afterpay Touch Group Ltd.*	2,660	47,911

Alten SA	1,130	123,220

Altran Technologies SA(a)	16,181	210,446

Amadeus IT Group SA	14,027	1,114,867

Investments	Shares	Value

IT Services – (continued)

Atea ASA*	10,346	$147,398

Atos SE	5,727	589,067

Bechtle AG	1,192	122,099

Cancom SE	2,336	117,703

Capgemini SE	4,814	583,205

CGI, Inc.*	8,964	642,580

Computacenter plc	9,339	146,950

Computershare Ltd.	18,304	229,709

Digital Garage, Inc.	1,300	37,701

DTS Corp.	2,000	70,483

Econocom Group SA/NV(a)	134,958	560,220

Evry A/S(b)	119,105	441,436

FDM Group Holdings plc	3,850	49,187

Formula Systems 1985 Ltd.	4,749	226,174

Fujitsu Ltd.	10,600	774,240

Global Dominion Access SA* (b)	2,113	11,272

GMO internet, Inc.	1,200	18,521

Indra Sistemas SA*	5,627	66,215

Infocom Corp.	1,600	30,599

Itochu Techno-Solutions Corp.	2,400	58,634

Link Administration Holdings Ltd.	6,763	36,177

Matrix IT Ltd.	2,464	32,803

NEC Networks & System Integration Corp.	4,300	103,354

NET One Systems Co. Ltd.	8,100	208,582

NEXTDC Ltd.* (a)	16,647	74,872

Nihon Unisys Ltd.	2,600	66,368

Nomura Research Institute Ltd.	4,215	205,499

NS Solutions Corp.	800	21,448

NSD Co. Ltd.	2,580	63,866

NTT Data Corp.	34,500	400,835

Obic Co. Ltd.	1,500	173,199

Otsuka Corp.	3,400	133,405

Reply SpA	880	57,200

SCSK Corp.	900	42,586

Shopify, Inc., Class A*	2,558	619,438

Softcat plc	12,119	143,296

Sopra Steria Group	1,463	186,585

SUNeVision Holdings Ltd.	134,000	114,266

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Tieto OYJ	1,598	$45,345

TIS, Inc.	2,300	104,494

Transcosmos, Inc.	2,100	45,743

Wirecard AG	2,822	422,842

Worldline SA* (a) (b)	1,045	65,759
		10,260,256

Leisure Products – 0.2%

Bandai Namco Holdings, Inc.	9,500	452,076

Beneteau SA	8,838	112,023

BRP, Inc.	3,584	110,941

Heiwa Corp.	8,850	175,768

Mizuno Corp.	16,600	381,260

Sega Sammy Holdings, Inc.	5,300	66,812

Shimano, Inc.	2,800	409,535

Spin Master Corp.* (b)	2,048	67,795

Technogym SpA(b)	4,905	60,082

Thule Group AB(b)	2,805	65,147

Tomy Co. Ltd.	10,900	116,267

Universal Entertainment Corp.	300	9,401

Yamaha Corp.	4,600	237,486

Yonex Co. Ltd.	10,000	61,594
		2,326,187

Life Sciences Tools & Services – 0.2%

Clinigen Group plc	5,270	68,393

EPS Holdings, Inc.	1,900	33,863

Eurofins Scientific SE(a)	622	284,407

Evotec SE*	9,067	224,363

Gerresheimer AG*	755	56,691

Lonza Group AG (Registered)*	2,241	692,093

QIAGEN NV*	7,147	278,447

Sartorius Stedim Biotech	770	104,416

Siegfried Holding AG (Registered)*	165	62,583

Tecan Group AG (Registered)	779	175,524
		1,980,780

Investments	Shares	Value

Machinery – 3.5%

Aalberts NV	5,787	$226,992

Ag Growth International, Inc.	912	39,668

Aichi Corp.	32,000	217,787

Aida Engineering Ltd.	32,400	253,673

Alfa Laval AB	6,238	144,618

Alstom SA	3,962	174,056

Amada Holdings Co. Ltd.	18,600	206,416

ANDRITZ AG(a)	3,620	172,420

Atlas Copco AB, Class A(a)	15,604	484,527

Atlas Copco AB, Class B	21,248	604,129

ATS Automation Tooling Systems, Inc.*	1,400	22,324

Bando Chemical Industries Ltd.	42,000	408,404

Beijer Alma AB	2,304	32,378

Biesse SpA	14,691	326,650

Bodycote plc	16,467	183,974

Bucher Industries AG (Registered)	275	93,430

Cargotec OYJ, Class B	684	27,995

CKD Corp.	41,300	475,020

CNH Industrial NV	20,335	220,328

Concentric AB	914	14,652

Construcciones y Auxiliar de Ferrocarriles SA	5,727	269,566

Conzzeta AG (Registered)	55	47,444

Daetwyler Holding AG(a)	1,134	175,831

Daifuku Co. Ltd.	4,800	292,202

Daiwa Industries Ltd.	1,600	18,633

Danieli & C Officine Meccaniche SpA	3,209	65,309

Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	50,345

Deutz AG*	134,134	1,319,844

DMG Mori AG	1,007	51,857

DMG Mori Co. Ltd.(a)	2,100	29,980

Duerr AG	1,232	55,408

Epiroc AB, Class A*	40,753	420,956

FANUC Corp.(a)	5,300	988,620

Fincantieri SpA	79,280	96,846

Fluidra SA*	912	9,965

Fuji Corp.	13,000	194,810

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Fujitec Co. Ltd.	61,100	$744,446

Furukawa Co. Ltd.	44,800	555,098

GEA Group AG	10,292	287,433

Georg Fischer AG (Registered)	290	281,747

Gima TT SpA(b)	12,720	100,785

Glory Ltd.	8,400	211,178

Harmonic Drive Systems, Inc.(a)	1,500	58,990

Hino Motors Ltd.	16,000	150,554

Hitachi Construction Machinery Co. Ltd.(a)	13,500	357,576

Hitachi Zosen Corp.(a)	104,600	323,074

Hoshizaki Corp.	1,200	77,576

Hosokawa Micron Corp.	8,400	393,697

IHI Corp.	2,500	59,192

IMA Industria Macchine Automatiche SpA	495	38,832

Interpump Group SpA	3,884	145,732

Interroll Holding AG (Registered)	34	74,239

Japan Steel Works Ltd. (The)	8,600	164,935

JTEKT Corp.	2,300	29,510

Jungheinrich AG (Preference)*	2,364	82,182

Kawasaki Heavy Industries Ltd.	2,800	65,013

KION Group AG	3,984	272,536

Kitz Corp.	87,300	664,695

Koenig & Bauer AG	12,436	602,358

Komatsu Ltd.	28,600	732,365

Komax Holding AG (Registered)(a)	645	147,863

Komori Corp.	4,400	50,726

Kone OYJ, Class B	11,952	654,460

Konecranes OYJ	2,273	94,558

Krones AG	1,610	149,669

Kubota Corp.	45,387	685,848

Kurita Water Industries Ltd.	3,400	88,102

Kyokuto Kaihatsu Kogyo Co. Ltd.	33,300	467,022

Makino Milling Machine Co. Ltd.	25,000	1,052,750

Investments	Shares	Value

Machinery – (continued)

Makita Corp.	6,600	$240,000

Manitou BF SA(a)	4,640	152,361

Max Co. Ltd.(a)	9,800	149,497

Meidensha Corp.	28,400	403,401

Metso OYJ	507	18,870

MINEBEA MITSUMI, Inc.	16,611	293,815

MISUMI Group, Inc.	8,500	219,645

Mitsubishi Heavy Industries Ltd.	7,011	290,890

Mitsui E&S Holdings Co. Ltd.(a)	8,100	79,491

Miura Co. Ltd.	3,300	83,644

Morgan Advanced Materials plc	39,032	142,170

Morita Holdings Corp.	9,000	151,838

Nabtesco Corp.	10,700	325,684

Nachi-Fujikoshi Corp.(a)	20,900	1,028,346

NFI Group, Inc.(a)	1,903	47,929

NGK Insulators Ltd.	8,700	128,420

Nippon Thompson Co. Ltd.	75,600	388,945

Nitta Corp.	3,400	111,731

Nittoku Engineering Co. Ltd.(a)	8,100	202,182

Noritake Co. Ltd.	16,700	808,198

Norma Group SE	234	11,051

NSK Ltd.	42,600	439,865

OC Oerlikon Corp. AG (Registered)	13,878	181,136

Oiles Corp.(a)	8,620	143,570

OKUMA Corp.	1,000	58,451

OSG Corp.	1,500	30,020

Outotec OYJ*	35,725	188,014

Palfinger AG	2,657	86,651

Pfeiffer Vacuum Technology AG	1,102	184,881

Rational AG	55	37,106

Rieter Holding AG (Registered)	960	139,054

Rotork plc	23,256	94,561

Ryobi Ltd.	26,600	604,008

Sandvik AB(a)	30,710	567,406

Schindler Holding AG	1,579	340,593

Schindler Holding AG (Registered)	602	127,844

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

SFS Group AG* (a)	1,600	$147,753

Shima Seiki Manufacturing Ltd.	1,300	43,479

Shinmaywa Industries Ltd.	11,400	140,331

Shinwa Co. Ltd.	8,100	164,145

Sintokogio Ltd.	69,400	649,914

SKF AB, Class A	2,427	44,829

SKF AB, Class B	3,120	57,679

SMC Corp.	1,800	744,404

Sodick Co. Ltd.(a)	22,800	204,304

Spirax-Sarco Engineering plc	2,851	306,628

Stabilus SA	3,183	177,147

Star Micronics Co. Ltd.(a)	31,100	504,860

Sumitomo Heavy Industries Ltd.	5,200	183,255

Tadano Ltd.(a)	14,600	153,112

Takeuchi Manufacturing Co. Ltd.	3,800	71,445

Takuma Co. Ltd.	16,800	201,977

THK Co. Ltd.	10,600	276,576

Tocalo Co. Ltd.	58,800	480,959

Toshiba Machine Co. Ltd.	14,049	318,633

Trelleborg AB, Class B	2,480	40,956

Tsubaki Nakashima Co. Ltd.(a)	5,600	103,578

Tsubakimoto Chain Co.	2,200	81,481

Tsugami Corp.(a)	16,200	145,018

Union Tool Co.	500	13,737

Valmet OYJ	5,005	137,423

Vesuvius plc	179,197	1,442,543

Volvo AB, Class A	23,489	375,308

Volvo AB, Class B	85,319	1,364,128

Vossloh AG	1,458	66,993

Wacker Neuson SE	5,236	144,939

Wartsila OYJ Abp	11,288	179,890

Washtec AG	2,080	163,407

Weir Group plc (The)	2,400	51,922

YAMABIKO Corp.	50,000	492,031

Yangzijiang Shipbuilding Holdings Ltd.	174,600	201,383
		36,659,233

Investments	Shares	Value

Marine – 0.3%

AP Moller – Maersk A/S, Class A	249	$303,137

AP Moller – Maersk A/S, Class B(a)	166	216,095

Dfds A/S(a)	1,509	71,535

Golden Ocean Group Ltd.(a)	8,000	47,680

Iino Kaiun Kaisha Ltd.(a)	120,600	419,054

Irish Continental Group plc(a)	11,810	66,574

Kawasaki Kisen Kaisha Ltd.* (a)	8,100	117,091

Kuehne + Nagel International AG (Registered)	1,360	197,594

NS United Kaiun Kaisha Ltd.	8,400	183,423

Orient Overseas International Ltd.*	7,000	47,289

Pacific Basin Shipping Ltd.(a)	3,701,000	759,504

SITC International Holdings Co. Ltd.	182,000	193,242

Stolt-Nielsen Ltd.	9,680	120,895

Wallenius Wilhelmsen ASA	19,252	68,125

Wilh Wilhelmsen Holding ASA, Class A	4,368	78,546

Wilh Wilhelmsen Holding ASA, Class B	2,216	40,233
		2,930,017

Media – 1.3%

Altice Europe NV* (a)	11,083	35,026

Ascential plc	19,337	89,894

Atresmedia Corp. de Medios de Comunicacion SA(a)	53,535	287,984

Axel Springer SE	2,916	165,032

Cogeco Communications, Inc.	22,825	1,509,620

Cogeco, Inc.	5,035	308,044

Corus Entertainment, Inc., Class B	133,962	758,839

CyberAgent, Inc.	2,200	87,506

Daily Mail & General Trust plc, Class A	6,037	51,707

Dentsu, Inc.	10,400	423,470

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Euromoney Institutional Investor plc	4,083	$65,364

Eutelsat Communications SA	9,628	173,613

Hakuhodo DY Holdings, Inc.	7,400	124,446

Informa plc	52,788	536,085

IPSOS	30,959	896,885

ITV plc	138,195	246,186

JCDecaux SA(a)	6,806	222,723

Lagardere SCA(a)	10,031	272,725

Mediaset SpA* (a)	7,888	26,202

Metropole Television SA	1,295	25,674

Modern Times Group MTG AB, Class B	1,546	19,970

Nine Entertainment Co. Holdings Ltd.(a)	1,336,495	1,646,211

Nippon Television Holdings, Inc.	8,100	118,109

NOS SGPS SA	1,360	9,122

NRJ Group(a)	13,770	108,024

oOh!media Ltd.(a)	6,533	17,335

Pearson plc	31,872	344,948

Promotora de Informaciones SA, Class A*	205,940	375,276

ProSiebenSat.1 Media SE	4,941	77,717

Publicis Groupe SA	4,370	258,978

Quebecor, Inc., Class B	8,092	200,977

RAI Way SpA(b)	8,120	42,770

Sanoma OYJ	10,880	110,836

Schibsted ASA, Class A	2,349	61,499

Schibsted ASA, Class B	3,483	83,133

SES SA, FDR(a)	15,853	269,517

Seven West Media Ltd.* (a)	569,712	226,560

Shaw Communications, Inc., Class B	5,981	120,625

Singapore Press Holdings Ltd.	119,500	220,353

SKY Network Television Ltd.	369,931	300,983

SKY Perfect JSAT Holdings, Inc.	15,200	60,595

Southern Cross Media Group Ltd.	568,550	504,219

Stroeer SE & Co. KGaA	620	41,864

Investments	Shares	Value

Media – (continued)

Tamedia AG (Registered)(a)	1,826	$193,173

Telenet Group Holding NV	4,897	259,695

Television Francaise 1(a)	16,320	178,143

Vector, Inc.	1,500	17,737

Wowow, Inc.	3,630	93,736

WPP plc	59,428	740,955

Zenrin Co. Ltd.	2,400	52,148
		13,062,233

Metals & Mining – 4.1%

Acacia Mining plc*	143,039	272,810

Acerinox SA	231	2,401

Agnico Eagle Mines Ltd.	4,296	177,180

Aichi Steel Corp.	10,000	305,724

Alamos Gold, Inc., Class A	48,720	225,274

Alumina Ltd.	94,737	149,365

Anglo American plc(a)	77,107	1,991,714

Antofagasta plc	20,046	237,287

APERAM SA(a)	1,904	58,466

ArcelorMittal	27,971	605,877

Asahi Holdings, Inc.	34,000	659,394

Aurelia Metals Ltd.* (a)	598,181	313,667

Aurubis AG	1,572	76,495

Ausdrill Ltd.	547,903	632,452

B2Gold Corp.*	52,817	142,918

Barrick Gold Corp.	57,166	723,712

Bekaert SA(a)	39,238	1,070,328

BHP Group Ltd.	93,624	2,464,557

BHP Group plc	117,777	2,778,152

BlueScope Steel Ltd.	27,805	263,224

Boliden AB*	10,458	310,215

Centamin plc	48,989	56,520

Centerra Gold, Inc.*	194,220	984,672

Daido Steel Co. Ltd.(a)	2,000	80,988

Detour Gold Corp.*	21,360	188,956

Dowa Holdings Co. Ltd.(a)	2,200	71,407

Endeavour Mining Corp.*	2,501	35,362

Eramet	818	57,131

Evolution Mining Ltd.	42,290	94,953

Evraz plc	12,821	104,898

Ferrexpo plc	307,930	832,170

First Quantum Minerals Ltd.	13,080	137,587

Fortescue Metals Group Ltd.	22,032	110,877

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Franco-Nevada Corp.	4,760	$339,661

Fresnillo plc	13,040	127,293

Galaxy Resources Ltd.* (a)	97,360	100,049

Glencore plc*	694,378	2,755,055

Granges AB	66,068	715,804

Hill & Smith Holdings plc	4,063	67,586

Hitachi Metals Ltd.(a)	4,740	54,518

Hochschild Mining plc	14,099	34,206

Hudbay Minerals, Inc.	245,016	1,624,697

IAMGOLD Corp.*	47,672	142,818

Independence Group NL(a)	36,717	115,261

Ivanhoe Mines Ltd., Class A*	21,170	51,304

JFE Holdings, Inc.	38,700	661,939

KAZ Minerals plc	17,892	150,819

Kinross Gold Corp.*	27,217	86,191

Kirkland Lake Gold Ltd.	9,462	304,638

Kobe Steel Ltd.	8,200	62,508

Kyoei Steel Ltd.(a)	14,300	236,632

Labrador Iron Ore Royalty Corp.	59,013	1,359,949

Lundin Gold, Inc.* (a)	17,172	67,018

Lundin Mining Corp.	48,956	261,666

Lynas Corp. Ltd.* (a)	50,800	70,796

MAG Silver Corp.*	11,120	108,786

Mineral Resources Ltd.(a)	23,157	254,102

Mitsubishi Materials Corp.	8,400	217,514

Mitsui Mining & Smelting Co. Ltd.	11,100	286,632

Newcrest Mining Ltd.	28,386	499,687

Nippon Light Metal Holdings Co. Ltd.	66,500	146,285

Nippon Steel Corp.	43,615	775,574

Norsk Hydro ASA	53,120	227,038

Northern Star Resources Ltd.	34,658	199,787

Novagold Resources, Inc.* (a)	5,530	21,952

OceanaGold Corp.	66,819	186,767

OM Holdings Ltd.(a)	255,051	183,108

Osaka Steel Co. Ltd.	1,000	17,104

Outokumpu OYJ	38,697	147,407

OZ Minerals Ltd.	13,621	95,488

Pacific Metals Co. Ltd.(a)	16,800	366,696

Investments	Shares	Value

Metals & Mining – (continued)

Pan American Silver Corp.	11,396	$144,526

Pilbara Minerals Ltd.* (a)	182,560	78,382

Polymetal International plc	20,874	219,495

Pretium Resources, Inc.* (a)	163,510	1,236,171

Regis Resources Ltd.	75,945	256,044

Resolute Mining Ltd.(a)	528,793	420,576

Rio Tinto Ltd.	13,114	880,293

Rio Tinto plc	59,677	3,473,677

Salzgitter AG	6,334	208,483

Sandfire Resources NL(a)	145,416	720,551

Sandstorm Gold Ltd.*	16,268	87,193

Sanyo Special Steel Co. Ltd.	22,900	457,280

Saracen Mineral Holdings Ltd.* (a)	93,458	183,527

SEMAFO, Inc.* (a)	22,315	59,055

Sims Metal Management Ltd.(a)	5,940	43,147

South32 Ltd.	285,188	670,437

SSAB AB, Class A(a)	13,394	50,480

SSR Mining, Inc.*	9,309	106,709

St Barbara Ltd.	43,360	97,661

Stelco Holdings, Inc.	6,320	70,473

Sumitomo Metal Mining Co. Ltd.	9,000	281,131

Teck Resources Ltd., Class B	25,979	611,816

thyssenkrupp AG	6,960	97,774

Toho Titanium Co. Ltd.	200	1,670

Toho Zinc Co. Ltd.(a)	11,500	299,542

Tokyo Steel Manufacturing Co. Ltd.	79,200	675,556

Topy Industries Ltd.(a)	9,700	223,133

Torex Gold Resources, Inc.*	9,122	86,867

Turquoise Hill Resources Ltd.*	84,560	125,721

UACJ Corp.	26,100	525,632

voestalpine AG	2,640	84,706

Western Areas Ltd.(a)	54,000	85,898

Wheaton Precious Metals Corp.	11,744	253,004

Yamana Gold, Inc.	43,348	94,739

Yodogawa Steel Works Ltd.	27,800	528,169
		42,780,586

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multiline Retail – 0.4%

B&M European Value Retail SA	52,349	$269,226

Canadian Tire Corp. Ltd., Class A(a)	1,992	218,362

Dollarama, Inc.	8,383	250,767

Fuji Co. Ltd.	33,300	553,430

H2O Retailing Corp.(a)	11,315	143,552

Harvey Norman Holdings Ltd.	5,610	16,466

Hudson’s Bay Co.(a)	117,196	649,056

Isetan Mitsukoshi Holdings Ltd.	14,400	136,921

Izumi Co. Ltd.(a)	1,300	56,610

J Front Retailing Co. Ltd.	10,700	130,177

Marks & Spencer Group plc	46,851	174,620

Marui Group Co. Ltd.	5,500	111,457

Next plc	4,565	343,144

Pan Pacific International Holdings Corp.	3,400	218,882

Parco Co. Ltd.(a)	17,600	168,296

Ryohin Keikaku Co. Ltd.	600	113,885

Seria Co. Ltd.	1,000	29,630

Takashimaya Co. Ltd.	9,100	102,051

Wesfarmers Ltd.	29,631	751,017
		4,437,549

Multi-Utilities – 0.8%

A2A SpA	180,138	300,802

ACEA SpA	1,552	28,142

AGL Energy Ltd.	28,801	450,637

Algonquin Power & Utilities Corp.	27,211	309,290

Centrica plc	313,242	433,880

E.ON SE	54,883	588,503

Engie SA	91,798	1,358,504

Hera SpA	71,330	253,728

Innogy SE*	6,400	277,575

Iren SpA	50,950	118,996

Keppel Infrastructure Trust	170,047	59,339

National Grid plc	117,694	1,282,843

REN – Redes Energeticas Nacionais SGPS SA	338,474	967,286

Investments	Shares	Value

Multi-Utilities – (continued)

RWE AG*	25,674	$655,158

RWE AG (Preference) (Non-Voting)*	6,955	177,324

Suez	11,724	164,567

Telecom Plus plc	7,522	138,462

Veolia Environnement SA	28,220	666,047
		8,231,083

Oil, Gas & Consumable Fuels – 5.9%

Aker BP ASA	4,404	144,890

ARC Resources Ltd.(a)	24,960	157,902

Baytex Energy Corp.* (a)	545,310	1,102,619

Beach Energy Ltd.(a)	208,579	312,702

Birchcliff Energy Ltd.	183,670	477,881

BP plc	1,092,397	7,960,737

Brightoil Petroleum Holdings Ltd.* (d)	50,147	9,588

BW LPG Ltd.* (b)	39,840	181,981

Cairn Energy plc*	616,072	1,374,979

Caltex Australia Ltd.	8,880	170,068

Cameco Corp.	13,932	153,074

Canadian Natural Resources Ltd.	68,724	2,054,772

Cenovus Energy, Inc.	41,998	414,610

China Aviation Oil Singapore Corp. Ltd.	96,000	96,621

Cosmo Energy Holdings Co. Ltd.(a)	7,000	144,368

Delek Group Ltd.	543	103,187

Diversified Gas & Oil plc(b)	465,547	752,569

DNO ASA	153,633	347,684

Enagas SA	7,259	206,633

Enbridge, Inc.	64,906	2,387,896

Encana Corp.	26,400	182,123

Enerplus Corp.	16,456	149,978

Eni SpA	139,357	2,376,707

Equinor ASA	59,345	1,320,722

Equital Ltd.*	14,504	431,777

Etablissements Maurel et Prom*	71,463	269,898

Euronav NV(a)	19,296	182,083

Galp Energia SGPS SA	7,324	122,874

Gaztransport Et Technigaz SA	1,680	151,846

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Genel Energy plc* (a)	191,315	$576,132

Gibson Energy, Inc.	7,625	125,213

Husky Energy, Inc.	11,656	125,987

Idemitsu Kosan Co. Ltd.	18,382	594,991

Imperial Oil Ltd.	5,120	148,134

Inpex Corp.	43,500	422,209

Inter Pipeline Ltd.(a)	23,264	377,357

Itochu Enex Co. Ltd.	49,900	406,817

Iwatani Corp.	2,197	68,647

Japan Petroleum Exploration Co. Ltd.	8,000	173,612

JXTG Holdings, Inc.	204,450	992,558

Keyera Corp.	1,840	42,348

Koninklijke Vopak NV	2,356	104,955

Lundin Petroleum AB	4,170	136,327

MEG Energy Corp.* (a)	20,320	90,029

Mitsuuroko Group Holdings Co. Ltd.	41,500	333,863

Naphtha Israel Petroleum Corp. Ltd.	28,780	174,950

Neste OYJ	16,434	542,214

New Hope Corp. Ltd.	48,560	91,941

New Zealand Refining Co. Ltd. (The)	67,959	94,269

NexGen Energy Ltd.* (a)	22,998	36,244

Oil Refineries Ltd.*	182,503	89,503

OMV AG	9,711	519,669

Origin Energy Ltd.	70,799	367,261

Parex Resources, Inc.*	6,710	113,828

Parkland Fuel Corp.	2,333	71,610

Pembina Pipeline Corp.	13,861	493,564

PrairieSky Royalty Ltd.	486	6,976

Premier Oil plc* (a)	607,477	790,195

Repsol SA	68,932	1,168,824

Royal Dutch Shell plc, Class A	244,435	7,807,113

Royal Dutch Shell plc, Class B	198,545	6,378,944

San-Ai Oil Co. Ltd.	62,200	523,848

Santos Ltd.	86,154	435,998

Saras SpA(a)	428,363	764,266

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Seven Generations Energy Ltd., Class A*	29,548	$230,638

Snam SpA	40,631	206,593

Suncor Energy, Inc.	47,061	1,545,610

Tamarack Valley Energy Ltd.*	75,040	152,847

TORC Oil & Gas Ltd.	28,276	100,896

TOTAL SA(a)	138,808	7,707,325

Tourmaline Oil Corp.	80	1,191

TransCanada Corp.	30,677	1,458,138

Tullow Oil plc	31,712	93,142

United Energy Group Ltd.*	560,000	104,928

Vermilion Energy, Inc.(a)	347	8,825

Washington H Soul Pattinson & Co. Ltd.	8,285	134,064

Whitehaven Coal Ltd.(a)	24,365	72,027

Woodside Petroleum Ltd.	26,614	662,935
		61,412,324

Paper & Forest Products – 0.6%

Ahlstrom-Munksjo OYJ	72,192	1,084,135

Altri SGPS SA	89,972	704,309

Canfor Corp.*	7,392	76,986

Canfor Pulp Products, Inc.	28,718	313,183

Daiken Corp.(a)	12,500	235,466

Daio Paper Corp.(a)	3,745	43,175

Ence Energia y Celulosa SA	22,640	121,586

Hokuetsu Corp.	121,300	660,003

Holmen AB, Class B(a)	4,070	85,495

Interfor Corp.*	48,389	600,726

Metsa Board OYJ	6,595	36,778

Mondi plc	15,023	329,121

Navigator Co. SA (The)	6,520	28,789

Nippon Paper Industries Co. Ltd.(a)	8,100	160,291

Norbord, Inc.	3,136	79,542

Oji Holdings Corp.	45,500	272,081

Semapa-Sociedade de Investimento e Gestao	20,584	337,261

Stella-Jones, Inc.	1,045	35,540

Stora Enso OYJ, Class R	25,813	320,095

Svenska Cellulosa AB SCA, Class A	3,160	30,813

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – (continued)

Svenska Cellulosa AB SCA, Class B	14,939	$130,143

UPM-Kymmene OYJ	18,592	523,193

West Fraser Timber Co. Ltd.	2,213	113,463
		6,322,174

Personal Products – 1.2%

Beiersdorf AG	2,822	308,165

Blackmores Ltd.(a)	798	51,977

Fancl Corp.	5,000	148,148

Interparfums SA	541	27,071

Kao Corp.	14,800	1,137,092

Kobayashi Pharmaceutical Co. Ltd.	1,400	111,371

Kose Corp.	700	131,044

L’Oreal SA(a)	7,977	2,191,151

Mandom Corp.	2,600	66,976

Milbon Co. Ltd.	1,000	50,999

Noevir Holdings Co. Ltd.	1,900	99,798

Ontex Group NV(a)	58,471	1,467,837

Oriflame Holding AG	2,061	42,600

Pola Orbis Holdings, Inc.	2,000	62,851

Shiseido Co. Ltd.	13,800	1,080,210

Unilever NV, CVA(a)	51,188	3,095,490

Unilever plc	37,516	2,277,878

YA-MAN Ltd.(a)	800	7,650
		12,358,308

Pharmaceuticals – 4.0%

ALK-Abello A/S*	532	90,322

Almirall SA	4,648	74,801

Aphria, Inc.* (a)	4,500	34,188

Astellas Pharma, Inc.	64,100	868,479

AstraZeneca plc	40,421	3,017,306

Aurora Cannabis, Inc.* (a)	36,271	328,143

Bausch Health Cos., Inc.*	11,620	267,263

Bayer AG (Registered)	50,630	3,367,013

BTG plc*	28,367	308,973

CannTrust Holdings, Inc.* (a)	10,800	73,702

Canopy Growth Corp.* (a)	10,126	509,386

Chugai Pharmaceutical Co. Ltd.	8,800	556,247

Investments	Shares	Value

Pharmaceuticals – (continued)

COSMO Pharmaceuticals NV* (a)	1,040	$98,183

Cronos Group, Inc.* (a)	10,880	185,620

Daiichi Sankyo Co. Ltd.	19,300	949,794

Dechra Pharmaceuticals plc	5,318	184,413

Eisai Co. Ltd.	9,400	544,715

Faes Farma SA	27,831	127,568

Financiere de Tubize SA(a)	1,549	108,324

GlaxoSmithKline plc	147,440	3,024,234

GW Pharmaceuticals plc* (d)	1	10

H Lundbeck A/S	1,852	77,843

Haw Par Corp. Ltd.	3,200	34,088

HEXO Corp.* (a)	15,680	121,691

Hikma Pharmaceuticals plc	7,104	163,505

Hisamitsu Pharmaceutical Co., Inc.	1,900	80,350

Hutchison China MediTech Ltd.*	715	42,784

Indivior plc*	28,963	14,435

Ipsen SA	770	89,832

JCR Pharmaceuticals Co. Ltd.(a)	600	33,670

Kaken Pharmaceutical Co. Ltd.	1,500	63,906

Kissei Pharmaceutical Co. Ltd.	1,400	34,568

Knight Therapeutics, Inc.*	11,684	63,406

Kyowa Hakko Kirin Co. Ltd.	5,000	96,790

Mayne Pharma Group Ltd.*	148,797	73,312

Merck KGaA	2,905	308,894

Mitsubishi Tanabe Pharma Corp.	4,700	58,995

Mochida Pharmaceutical Co. Ltd.(a)	3,200	148,256

Nippon Shinyaku Co. Ltd.	2,000	137,553

Novartis AG (Registered)	78,456	6,406,598

Novo Nordisk A/S, Class B	52,350	2,557,914

Ono Pharmaceutical Co. Ltd.	17,200	321,144

Orion OYJ, Class A	1,474	49,227

Orion OYJ, Class B	6,896	228,991

Otsuka Holdings Co. Ltd.	17,900	637,891

Recipharm AB, Class B* (a)	3,741	53,478

Recordati SpA	2,359	95,148

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Roche Holding AG – BR	925	$242,007

Roche Holding AG – Genusschein	21,497	5,666,432

Rohto Pharmaceutical Co. Ltd.	2,000	55,937

Sanofi(a)	34,315	2,980,019

Santen Pharmaceutical Co. Ltd.	16,700	254,005

Seikagaku Corp.	1,800	19,749

Shionogi & Co. Ltd.	9,600	558,201

Sosei Group Corp.* (a)	67,200	879,709

Sumitomo Dainippon Pharma Co. Ltd.	10,700	235,376

Taisho Pharmaceutical Holdings Co. Ltd.	2,500	230,752

Takeda Pharmaceutical Co. Ltd.	47,217	1,743,266

Teva Pharmaceutical Industries Ltd.*	46,057	708,058

Torii Pharmaceutical Co. Ltd.	700	13,871

Towa Pharmaceutical Co. Ltd.	1,200	29,425

Tsumura & Co.	900	27,596

UCB SA	4,150	328,912

Vifor Pharma AG	1,511	197,512

Virbac SA*	532	94,679

ZERIA Pharmaceutical Co. Ltd.	1,800	31,758
		41,010,217

Professional Services – 1.0%

Adecco Group AG (Registered)	10,956	629,191

AF POYRY AB, Class B*	4,429	82,460

ALS Ltd.(a)	13,503	75,462

Applus Services SA	17,548	219,866

Benefit One, Inc.	2,000	41,499

Bureau Veritas SA	3,536	89,480

Capita plc*	4,240	7,045

DKSH Holding AG	660	40,513

en-japan, Inc.	1,700	54,950

Experian plc	30,544	885,966

Investments	Shares	Value

Professional Services – (continued)

Funai Soken Holdings, Inc.	2,700	$69,648

Groupe Crit	720	55,031

Hays plc	34,264	67,717

Intertek Group plc	4,482	312,598

Intertrust NV(b)	9,280	175,866

IPH Ltd.(a)	31,760	159,386

JAC Recruitment Co. Ltd.	1,300	31,725

McMillan Shakespeare Ltd.	18,234	170,307

Meitec Corp.	2,400	111,192

Morneau Shepell, Inc.	2,428	50,195

Nihon M&A Center, Inc.	2,400	67,879

Nomura Co. Ltd.	3,000	83,502

Outsourcing, Inc.	11,100	144,811

Pagegroup plc	20,728	145,379

Persol Holdings Co. Ltd.	5,700	106,656

Randstad NV	4,482	255,770

Recruit Holdings Co. Ltd.	56,400	1,685,797

RELX plc	63,080	1,446,500

RWS Holdings plc	3,113	24,512

SEEK Ltd.(a)	5,653	72,455

SGS SA (Registered)	210	554,161

SMS Co. Ltd.	3,200	61,256

Stantec, Inc.	1,027	25,614

Synergie SA	2,720	108,824

TechnoPro Holdings, Inc.	1,900	113,446

Teleperformance*	1,743	334,614

Thomson Reuters Corp.(a)	7,387	454,631

Wolters Kluwer NV(a)	9,794	682,496

World Holdings Co. Ltd.	8,100	137,164
		9,835,564

Real Estate Management & Development – 3.0%

ADLER Real Estate AG	7,360	105,579

ADO Group Ltd.*	8,847	185,490

ADO Properties SA(b)	2,400	125,877

Aedas Homes SAU* (b)	486	12,091

Aeon Mall Co. Ltd.	7,690	117,654

Africa Israel Properties Ltd.*	4,400	119,292

Airport City Ltd.*	18,019	298,732

Allreal Holding AG (Registered)*	1,510	240,948

Alrov Properties and Lodgings Ltd.	3,440	122,659

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Altus Group Ltd.	1,792	$36,048

Amot Investments Ltd.	14,530	85,542

Aroundtown SA	13,148	106,475

Ashtrom Properties Ltd.	7,227	36,105

Atrium Ljungberg AB, Class B	7,605	123,993

Aveo Group(a)	304,241	456,118

Azrieli Group Ltd.	2,518	143,206

Bayside Land Corp.	144	70,500

Big Shopping Centers Ltd.*	3,360	234,575

Blue Square Real Estate Ltd.	1,280	50,937

Bukit Sembawang Estates Ltd.	132,800	555,122

CA Immobilien Anlagen AG	1,760	61,639

CapitaLand Ltd.	136,400	353,726

Castellum AB	18,177	326,474

Catena AB	4,800	123,196

City Developments Ltd.	21,400	140,550

Citycon OYJ	66,514	679,080

CK Asset Holdings Ltd.	166,000	1,333,010

CLS Holdings plc	14,403	45,251

Colliers International Group, Inc.	1,940	124,142

Corem Property Group AB, Class B*	89,200	129,013

Corestate Capital Holding SA(a)	9,213	369,119

Daejan Holdings plc	8,881	671,507

Daibiru Corp.	3,300	29,126

Daito Trust Construction Co. Ltd.	1,900	253,589

Daiwa House Industry Co. Ltd.	36,200	1,011,162

Deutsche Wohnen SE	10,790	484,541

Dios Fastigheter AB	76,858	546,514

DREAM Unlimited Corp., Class A	73,372	407,986

Emperor International Holdings Ltd.	574,000	170,472

Fabege AB	12,308	170,700

Far East Consortium International Ltd.(a)	925,969	439,060

Fastighets AB Balder, Class B*	8,858	279,713

Investments	Shares	Value

Real Estate Management & Development – (continued)

FastPartner AB(a)	6,642	$48,068

First Capital Realty, Inc.	17,100	271,398

FirstService Corp.	1,780	154,261

Gazit-Globe Ltd.	3,498	28,239

Goldcrest Co. Ltd.	9,100	119,372

Grainger plc	33,054	108,589

Grand City Properties SA	2,508	58,913

Great Eagle Holdings Ltd.	8,646	40,721

GuocoLand Ltd.	257,300	368,598

Heiwa Real Estate Co. Ltd.	11,700	224,598

Hembla AB*	6,592	124,396

Hemfosa Fastigheter AB	10,627	87,750

Henderson Land Development Co. Ltd.	54,763	337,147

Hiag Immobilien Holding AG	355	45,464

HKR International Ltd.	682,560	376,716

Ho Bee Land Ltd.	56,000	104,907

Hufvudstaden AB, Class A	2,610	43,432

Hulic Co. Ltd.	4,900	42,148

Hysan Development Co. Ltd.	19,000	106,317

Ichigo, Inc.	14,300	45,965

IMMOFINANZ AG* (a)	4,089	104,711

Industrial Buildings Corp. Ltd.*	28,014	48,466

Intershop Holding AG	131	64,150

Isras Investment Co. Ltd.	312	44,968

Jerusalem Economy Ltd.*	1,782	5,919

Jeudan A/S	112	16,897

K Wah International Holdings Ltd.	1,120,089	702,429

Kabuki-Za Co. Ltd.	2,300	118,536

Kenedix, Inc.	13,500	64,000

Kerry Properties Ltd.	39,000	166,531

Klovern AB, Class B(a)	383,792	518,758

Kowloon Development Co. Ltd.	324,000	440,238

Kungsleden AB	18,080	137,120

Lai Sun Development Co. Ltd.(a)	159,009	248,078

Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	58,714

LEG Immobilien AG	2,739	318,471

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Lendlease Group	6,640	$62,158

Leopalace21 Corp.(a)	237,900	401,573

Melisron Ltd.	3,992	201,318

Mitsubishi Estate Co. Ltd.	36,000	606,222

Mitsui Fudosan Co. Ltd.	29,200	673,009

Mobimo Holding AG (Registered)	232	53,503

Morguard Corp.	3,237	466,251

New World Development Co. Ltd.	196,362	324,876

Nexity SA	1,546	72,215

Nomura Real Estate Holdings, Inc.	5,800	122,640

Norwegian Property ASA	16,948	20,775

Open House Co. Ltd.(a)	2,000	72,997

Oxley Holdings Ltd.	449,988	107,439

PATRIZIA Immobilien AG	3,248	67,595

Platzer Fastigheter Holding AB, Class B	33,895	275,958

Property & Building Corp. Ltd.	3,302	291,229

PSP Swiss Property AG (Registered)	1,501	153,193

Purplebricks Group plc* (a)	64,960	113,478

Relo Group, Inc.	2,270	61,756

S IMMO AG	8,160	178,326

Sagax AB, Class B	5,743	101,125

SAMTY Co. Ltd.(a)	25,200	325,818

Savills plc	114,457	1,345,891

SEA Holdings Ltd.	33,170	42,364

Sino Land Co. Ltd.	195,823	344,451

Sirius Real Estate Ltd.	90,571	74,976

St Modwen Properties plc	2,689	14,408

Sumitomo Realty & Development Co. Ltd.	11,300	416,286

Summit Real Estate Holdings Ltd.	42,994	390,779

Sun Frontier Fudousan Co. Ltd.	16,200	164,945

Sun Hung Kai Properties Ltd.	86,435	1,491,740

Swire Pacific Ltd., Class A	3,500	44,300

Swire Properties Ltd.	47,600	193,242

Investments	Shares	Value

Real Estate Management & Development – (continued)

Swiss Prime Site AG (Registered)*	2,656	$213,210

TAG Immobilien AG	7,739	173,809

TLG Immobilien AG	2,046	60,190

Tokyo Tatemono Co. Ltd.	16,000	179,717

Tokyu Fudosan Holdings Corp.	20,000	112,413

Tosei Corp.	8,200	67,882

Tricon Capital Group, Inc.	124,168	983,043

United Engineers Ltd.	77,800	144,603

United Industrial Corp. Ltd.	5,656	13,172

Unizo Holdings Co. Ltd.	22,800	402,467

UOL Group Ltd.	26,999	150,347

Vonovia SE	16,645	829,546

Wallenstam AB, Class B	21,531	206,889

Wharf Holdings Ltd. (The)	57,000	163,835

Wharf Real Estate Investment Co. Ltd.	21,000	160,871

Wheelock & Co. Ltd.	24,000	170,852

Wihlborgs Fastigheter AB	8,338	110,772

Wing Tai Holdings Ltd.	59,200	89,157

Wing Tai Properties Ltd.	332,000	251,791
		30,932,900

Road & Rail – 1.7%

Aurizon Holdings Ltd.	31,840	106,674

Canadian National Railway Co.	23,738	2,195,924

Canadian Pacific Railway Ltd.	4,814	1,074,203

Central Japan Railway Co.	6,600	1,416,000

ComfortDelGro Corp. Ltd.	139,500	275,680

DSV A/S	6,059	559,364

East Japan Railway Co.	10,900	1,024,184

Europcar Mobility Group(a) (b)	81,864	682,124

Firstgroup plc*	1,158,763	1,667,726

Fukuyama Transporting Co. Ltd.	1,000	38,339

Go-Ahead Group plc (The)	38,180	964,110

Hamakyorex Co. Ltd.	10,700	394,375

Hankyu Hanshin Holdings, Inc.	5,400	201,212

Hitachi Transport System Ltd.	2,700	74,667

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – (continued)

Keikyu Corp.(a)	6,000	$102,141

Keio Corp.	2,800	168,440

Keisei Electric Railway Co. Ltd.	5,100	178,128

Kintetsu Group Holdings Co. Ltd.	8,900	394,357

Kyushu Railway Co.	2,100	68,256

Maruzen Showa Unyu Co. Ltd.	11,800	311,382

MTR Corp. Ltd.	44,381	264,179

Nankai Electric Railway Co. Ltd.	3,000	81,616

National Express Group plc	37,840	202,747

Nikkon Holdings Co. Ltd.	2,600	61,093

Nippon Express Co. Ltd.	3,700	202,649

Nishi-Nippon Railroad Co. Ltd.	1,000	23,461

Odakyu Electric Railway Co. Ltd.	16,800	394,300

Sankyu, Inc.	2,333	111,439

Seibu Holdings, Inc.	8,100	131,418

Seino Holdings Co. Ltd.	7,500	101,616

Senko Group Holdings Co. Ltd.	136,400	1,092,425

Sixt SE	550	61,176

Sixt SE (Preference)	1,518	116,194

Stagecoach Group plc	410,933	705,534

Stef SA	2,490	235,522

TFI International, Inc.	6,708	219,411

Tobu Railway Co. Ltd.	4,000	112,772

Tokyu Corp.	22,400	364,434

Tonami Holdings Co. Ltd.	5,000	273,401

Trancom Co. Ltd.	600	34,747

Transport International Holdings Ltd.	223,231	681,467

West Japan Railway Co.	7,000	519,273
		17,888,160

Semiconductors & Semiconductor Equipment – 1.2%

Advantest Corp.(a)	3,100	87,398

ams AG* (a)	5,280	222,755

ASM International NV	3,477	235,983

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

ASM Pacific Technology Ltd.	5,000	$57,900

ASML Holding NV(a)	13,197	2,744,114

BE Semiconductor Industries NV(a)	70,637	2,028,153

Dialog Semiconductor plc*	7,304	282,403

Disco Corp.(a)	1,700	291,232

Infineon Technologies AG	31,208	735,345

IQE plc* (a)	80,000	83,069

Japan Material Co. Ltd.	3,900	57,743

Lasertec Corp.	500	22,581

Melexis NV(a)	495	39,664

Mimasu Semiconductor Industry Co. Ltd.(a)	16,800	249,643

Nordic Semiconductor ASA* (a)	153,633	728,413

NuFlare Technology, Inc.(a)	3,300	204,148

Rohm Co. Ltd.	3,800	278,070

Sanken Electric Co. Ltd.	17,800	381,172

SCREEN Holdings Co. Ltd.(a)	1,800	86,303

Shindengen Electric Manufacturing Co. Ltd.(a)	8,300	340,198

Shinko Electric Industries Co. Ltd.	5,800	50,983

Siltronic AG*	2,114	206,970

SOITEC* (a)	816	82,441

STMicroelectronics NV	22,327	409,733

SUMCO Corp.	20,900	273,975

Tokyo Electron Ltd.	4,300	681,244

Tokyo Seimitsu Co. Ltd.	35,000	1,011,897

Tower Semiconductor Ltd.*	3,423	62,272

u-blox Holding AG*	81	6,788

Ulvac, Inc.	1,700	56,781

X-Fab Silicon Foundries SE* (b)	11,600	69,291
		12,068,662

Software – 0.9%

Altium Ltd.	5,461	129,918

AVEVA Group plc	2,580	112,473

BlackBerry Ltd.*	5,490	50,158

Blue Prism Group plc*	4,832	116,536

Constellation Software, Inc.	668	586,993

Dassault Systemes SE	4,253	672,292

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Descartes Systems Group, Inc. (The)*	4,000	$159,084

Enghouse Systems Ltd.	3,344	81,412

Fuji Soft, Inc.	1,600	63,066

Hilan Ltd.	1,569	43,218

Infomart Corp.(a)	5,500	79,852

IRESS Ltd.	8,665	87,397

Justsystems Corp.	5,600	160,395

Kinaxis, Inc.*	1,436	78,152

Micro Focus International plc	15,541	392,596

Miroku Jyoho Service Co. Ltd.	1,000	26,828

Nemetschek SE	770	141,953

Nice Ltd.*	2,214	305,201

Open Text Corp.	11,703	448,041

Oracle Corp. Japan	800	54,662

RIB Software SE	8,720	171,019

Sage Group plc (The)	31,125	294,339

SAP SE	32,536	4,177,941

SimCorp A/S	2,552	249,965

Software AG	1,320	50,238

Sophos Group plc(b)	11,880	55,336

Systena Corp.	5,200	62,097

Technology One Ltd.	33,615	207,971

Temenos AG (Registered)*	1,377	228,914

Trend Micro, Inc.	2,500	124,804

WiseTech Global Ltd.(a)	4,953	78,020
		9,490,871

Specialty Retail – 2.3%

ABC-Mart, Inc.	700	43,493

Accent Group Ltd.(a)	301,362	342,564

Alpen Co. Ltd.(a)	10,600	164,270

AOKI Holdings, Inc.	12,000	125,091

Arcland Sakamoto Co. Ltd.	28,400	367,957

AT-Group Co. Ltd.	16,600	301,371

Autobacs Seven Co. Ltd.	2,100	36,579

Automotive Holdings Group Ltd.(a)	305,108	515,401

BCA Marketplace plc	702,512	1,888,441

Bic Camera, Inc.	4,100	43,881

Bilia AB, Class A	68,973	591,293

Investments	Shares	Value

Specialty Retail – (continued)

Carasso Motors Ltd.	31,120	$147,952

Card Factory plc	330,755	882,212

CECONOMY AG*	188,978	1,266,490

Chiyoda Co. Ltd.	2,800	44,247

Chow Sang Sang Holdings International Ltd.	319,000	529,403

Clas Ohlson AB, Class B(a)	11,920	98,803

DCM Holdings Co. Ltd.(a)	26,900	265,921

Delek Automotive Systems Ltd.	38,245	171,736

Dixons Carphone plc	877	1,659

Dunelm Group plc	324	3,611

EDION Corp.	11,500	97,266

Fast Retailing Co. Ltd.	1,900	1,096,242

Fenix Outdoor International AG*	369	37,262

Fielmann AG	607	43,061

Fnac Darty SA*	14,433	1,267,316

Geo Holdings Corp.	29,300	398,033

Giordano International Ltd.	1,106,000	525,834

GrandVision NV(b)	11,205	251,902

Halfords Group plc	205,176	624,828

Hennes & Mauritz AB, Class B	29,714	517,529

Hikari Tsushin, Inc.	600	110,653

Hornbach Baumarkt AG	1,840	35,468

Hornbach Holding AG & Co. KGaA	6,723	364,291

Industria de Diseno Textil SA	36,686	1,108,845

JB Hi-Fi Ltd.(a)	9,194	166,763

JD Sports Fashion plc	8,827	72,427

JINS, Inc.	900	48,081

Joshin Denki Co. Ltd.	31,000	663,560

Joyful Honda Co. Ltd.(a)	8,400	97,293

Kathmandu Holdings Ltd.	107,190	167,990

Kingfisher plc	68,983	237,504

Kohnan Shoji Co. Ltd.	24,900	549,756

Komeri Co. Ltd.	1,000	21,037

K’s Holdings Corp.	6,100	54,387

Leon’s Furniture Ltd.	16,766	180,971

LIXIL VIVA Corp.	16,600	195,101

L’Occitane International SA	81,000	145,576

Luk Fook Holdings International Ltd.(a)	16,672	59,714

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Maisons du Monde SA(b)	40,247	$865,110

Mekonomen AB(a)	20,335	148,446

Nishimatsuya Chain Co. Ltd.	1,300	10,342

Nitori Holdings Co. Ltd.	2,300	273,625

Nojima Corp.	33,200	569,058

PAL GROUP Holdings Co. Ltd.	1,800	55,030

Pets at Home Group plc(a)	407,696	804,680

Premier Investments Ltd.	6,508	78,238

Sa Sa International Holdings Ltd.(a)	204,700	69,404

Shimachu Co. Ltd.	1,300	31,293

Shimamura Co. Ltd.	1,700	126,536

Super Retail Group Ltd.(a)	103,833	632,898

Superdry plc(a)	68,045	457,727

T-Gaia Corp.	7,600	123,238

United Arrows Ltd.	4,400	138,864

USS Co. Ltd.	6,200	118,350

Vivo Energy plc(b)	330,008	559,279

VT Holdings Co. Ltd.(a)	61,800	248,587

WH Smith plc	3,339	89,147

World Co. Ltd.	16,800	324,159

Xebio Holdings Co. Ltd.	38,600	405,148

XXL ASA(a) (b)	63,181	192,155

Yamada Denki Co. Ltd.(a)	27,000	127,758

Yellow Hat Ltd.	33,400	421,042
		23,841,179

Technology Hardware, Storage & Peripherals – 0.5%

Brother Industries Ltd.	8,200	160,724

Canon, Inc.	53,400	1,481,056

Eizo Corp.	1,400	53,549

Elecom Co. Ltd.	5,700	190,384

FUJIFILM Holdings Corp.	16,600	772,655

Konica Minolta, Inc.	18,900	189,042

Logitech International SA (Registered)	3,669	143,447

MCJ Co. Ltd.	15,400	110,064

NEC Corp.	12,000	403,502

Neopost SA	29,548	723,882

Ricoh Co. Ltd.	28,300	285,350

Riso Kagaku Corp.	1,700	28,131

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

S&T AG*	228	$6,143

Seiko Epson Corp.	8,300	132,576

Toshiba TEC Corp.	3,800	104,745
		4,785,250

Textiles, Apparel & Luxury Goods – 1.4%

adidas AG	5,727	1,470,421

Asics Corp.	12,200	149,522

Brunello Cucinelli SpA	1,556	56,430

Burberry Group plc	14,525	381,929

Cie Financiere Richemont SA (Registered)	14,193	1,037,663

Coats Group plc	98,856	111,347

Crystal International Group Ltd.(b)	630,000	305,147

Delta-Galil Industries Ltd.	7,636	229,864

Descente Ltd.(a)	2,400	50,834

EssilorLuxottica SA – IM*	2,578	313,619

EssilorLuxottica SA – MO*	5,888	715,957

Gildan Activewear, Inc.	9,296	341,378

Goldwin, Inc.	1,200	190,922

Gunze Ltd.	700	29,728

Hermes International	978	687,439

HUGO BOSS AG	511	35,598

Japan Wool Textile Co. Ltd. (The)	53,500	430,882

Kering SA	2,407	1,421,596

Kurabo Industries Ltd.	19,000	356,714

Li & Fung Ltd.	800,000	132,562

LVMH Moet Hennessy Louis Vuitton SE	8,383	3,279,265

Moncler SpA	3,061	125,452

Pandora A/S	8,248	345,686

Puma SE	208	128,558

Regina Miracle International Holdings Ltd.(b)	20,000	16,111

Samsonite International SA* (b)	36,600	104,966

Seiko Holdings Corp.(a)	25,200	569,503

Seiren Co. Ltd.	11,200	167,133

Stella International Holdings Ltd.	488,000	867,097

Swatch Group AG (The)	1,411	430,916

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Swatch Group AG (The) (Registered)	1,997	$117,194

Tod’s SpA(a)	245	12,032

TSI Holdings Co. Ltd.	4,800	29,823

Wacoal Holdings Corp.	1,500	36,983

Yondoshi Holdings, Inc.	1,400	30,759

Yue Yuen Industrial Holdings Ltd.	22,000	71,086
		14,782,116

Thrifts & Mortgage Finance – 0.6%

Aareal Bank AG	3,120	108,779

Charter Court Financial Services Group plc(b)	104,791	484,968

Deutsche Pfandbriefbank AG(b)	107,817	1,499,507

Equitable Group, Inc.	7,885	428,071

First National Financial Corp.	12,782	305,582

Genworth Mortgage Insurance Australia Ltd.(a)	47,182	79,370

Home Capital Group, Inc.*	57,602	811,018

OneSavings Bank plc	144,918	821,812

Paragon Banking Group plc	250,826	1,499,573
		6,038,680

Tobacco – 0.6%

British American Tobacco plc	74,285	2,895,565

Imperial Brands plc	47,959	1,523,030

Japan Tobacco, Inc.	39,900	922,850

Scandinavian Tobacco Group A/S(b)	49,214	585,472

Swedish Match AB	6,474	315,024
		6,241,941

Trading Companies & Distributors – 2.2%

AddTech AB, Class B	4,329	105,415

Advan Co. Ltd.	6,400	59,475

Ashtead Group plc	20,086	555,648

BayWa AG	6,830	200,927

Beijer Ref AB	3,795	80,157

Brenntag AG	2,605	140,307

Bunzl plc	13,446	404,742

Cramo OYJ	42,081	884,253

Diploma plc	6,602	137,707

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Emeco Holdings Ltd.*	34,080	$49,893

Ferguson plc	6,723	476,785

Finning International, Inc.(a)	387	6,919

Grafton Group plc	178,533	2,052,807

Hanwa Co. Ltd.	4,200	120,485

Howden Joinery Group plc	35,048	232,107

IMCD NV	2,440	196,885

Inaba Denki Sangyo Co. Ltd.	800	32,503

Inabata & Co. Ltd.	37,400	511,763

Indutrade AB*	2,198	67,003

ITOCHU Corp.	84,100	1,510,213

Japan Pulp & Paper Co. Ltd.	9,800	374,402

Kamei Corp.	16,000	159,461

Kanamoto Co. Ltd.	34,323	811,117

Kanematsu Corp.	81,500	900,799

Kloeckner & Co. SE	52,705	369,461

Marubeni Corp.	102,600	732,456

Mitsubishi Corp.	91,900	2,521,629

Mitsui & Co. Ltd.	100,400	1,617,218

MonotaRO Co. Ltd.(a)	2,800	64,409

Nagase & Co. Ltd.(a)	4,900	74,396

Nippon Steel Trading Corp.	600	25,024

Nishio Rent All Co. Ltd.	17,700	489,481

Okaya & Co. Ltd.	2,000	165,208

Ramirent OYJ	51,294	359,282

Reece Ltd.(a)	5,999	43,575

Rexel SA	4,641	62,310

Richelieu Hardware Ltd.	1,340	20,730

Russel Metals, Inc.	61,088	1,071,719

Seven Group Holdings Ltd.(a)	10,640	146,709

SIG plc	590,047	1,164,591

Sojitz Corp.(a)	68,100	234,185

Sumitomo Corp.	60,300	860,578

Toromont Industries Ltd.	3,554	184,067

Toyota Tsusho Corp.	17,500	578,227

Travis Perkins plc	22,710	413,742

Yamazen Corp.	76,900	804,386

Yuasa Trading Co. Ltd.	16,600	471,731
		22,546,887

Transportation Infrastructure – 0.6%

Aena SME SA(b)	2,075	384,514

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Aeroports de Paris	1,529	$311,181

ASTM SpA	36,703	933,720

Atlantia SpA	19,090	520,306

Atlas Arteria Ltd.(a)	40,499	199,537

Auckland International Airport Ltd.	22,540	119,804

BBA Aviation plc	31,120	110,349

Enav SpA(b)	12,657	68,994

Flughafen Zurich AG (Registered)	320	52,695

Fraport AG Frankfurt Airport Services Worldwide	890	73,650

Getlink SE	16,715	268,811

Hamburger Hafen und Logistik AG	1,220	30,626

Hutchison Port Holdings Trust	461,700	108,500

James Fisher & Sons plc	1,322	33,951

Kamigumi Co. Ltd.	6,500	154,774

Nissin Corp.	14,500	248,274

Port of Tauranga Ltd.	5,225	20,559

Qube Holdings Ltd.	113,817	226,712

SATS Ltd.	19,000	73,002

Societa Iniziative Autostradali e Servizi SpA	4,167	68,462

Sumitomo Warehouse Co. Ltd. (The)	63,100	804,507

Sydney Airport	52,290	280,449

Transurban Group	69,423	656,724

Westshore Terminals Investment Corp.(a)	5,020	78,442
		5,828,543

Water Utilities – 0.1%

Pennon Group plc	2,760	26,935

Severn Trent plc	11,371	301,813

United Utilities Group plc	40,684	439,576
		768,324

Wireless Telecommunication Services – 0.9%

1&1 Drillisch AG	2,659	99,053

Cellcom Israel Ltd.*	21,851	91,324

Freenet AG	2,198	51,483

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Hutchison Telecommunications Hong Kong Holdings Ltd.	566,000	$239,519

KDDI Corp.	93,100	2,123,641

Millicom International Cellular SA, SDR	415	24,249

NTT DOCOMO, Inc.	43,800	947,968

Okinawa Cellular Telephone Co.	2,800	87,614

Rogers Communications, Inc., Class B	12,865	645,067

SmarTone Telecommunications Holdings Ltd.	4,740	4,936

SoftBank Group Corp.	26,541	2,753,592

StarHub Ltd.	137,700	156,799

Tele2 AB, Class B	13,980	186,316

VEON Ltd.	48,560	115,917

Vodafone Group plc	770,107	1,425,609
		8,953,087
Total Common Stocks (Cost $915,873,158)		1,012,811,184

CLOSED END FUNDS – 0.1%

Capital Markets – 0.0%(e)

HBM Healthcare Investments AG Class A*	1,660	271,725

Equity Real Estate Investment Trusts (REITs) – 0.1%

UK Commercial Property REIT Ltd.(a)	604,074	696,939
Total Closed End Funds (Cost $882,409)		968,664
	Number of Rights

RIGHTS – 0.0%(e)

Equity Real Estate Investment Trusts (REITs) – 0.0%(e)

Aedifica SA, expiring 5/6/2019, price 68.00 EUR*	1,145	5,004

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value

RIGHTS – (continued)

Metals & Mining – 0.0%(e)

Pan American Silver Corp., CVR* ‡ (a) (d)	41,840	$21,757
Total Rights (Cost $–)		26,761
	Shares

PREFERRED STOCKS – 0.0%(e)

Aerospace & Defense – 0.0%(e)

Rolls-Royce Holdings plc* (d) (Cost $4,510)	3,494,549	4,556
	Number of Warrants

WARRANTS – 0.0%

Pharmaceuticals – 0.0%

Australis Capital, Inc., expiring 8/23/2019, price 0.25 CAD* ‡ (d) (Cost $–)	597	—
	Principal Amount

SECURITIES LENDING REINVESTMENTS(f) – 1.4%

REPURCHASE AGREEMENTS – 1.4%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $13,485,148, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $13,754,890	$13,484,118	13,484,118

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 2.53%, dated 4/30/2019, due 5/1/2019, repurchase price $1,000,070, collateralized by various U.S. Treasury Securities, ranging from 0.38% – 2.88%, maturing 2/15/2020 – 8/15/2026; Common Stocks; total market value $1,115,059	$1,000,000	$1,000,000
		14,484,118
Total Securities Lending Reinvestments (Cost $14,484,118)		14,484,118
Total Investments – 99.4% (Cost $931,244,195)		1,028,295,283

Other Assets Less Liabilities – 0.6%		6,588,954
NET ASSETS – 100.0%		$1,034,884,237

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $97,728,258, collateralized in the form of cash with a value of $14,484,118 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $29,043,944 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15, 2048 and $61,204,563 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 15, 2019 – September 20, 2117; a total value of $104,732,625.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(d)

Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $373,635, which represents approximately 0.04% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $14,484,118.

Percentages shown are based on Net Assets.

Abbreviations

CAD – Canadian Dollar

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

CVR – Contingent Value Rights

DI – Depositary Interest

EUR – Euro

FDR – Fiduciary Depositary Receipt

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,692,462
Aggregate gross unrealized depreciation	(59,131,105)
Net unrealized appreciation	$90,561,357
Federal income tax cost	$938,478,629

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	171	06/21/2019	EUR	$6,615,402	$372,995
FTSE 100 Index	46	06/21/2019	GBP	4,420,534	126,560
Hang Seng Index	2	05/30/2019	HKD	375,608	(5,527)
S&P/TSX 60 Index	15	06/20/2019	CAD	2,215,433	67,342
SGX Nikkei 225 Index	55	06/13/2019	JPY	5,512,346	179,155
SPI 200 Index	16	06/20/2019	AUD	1,774,828	35,623
					$776,148

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	330,000	Morgan Stanley	AUD	464,974	06/19/2019	$2,336
USD	112,369	Morgan Stanley	CHF	112,030	06/19/2019	1,902
USD	116,782	Citibank NA	DKK	763,595	06/19/2019	1,633
USD	800,000	Citibank NA	JPY	87,743,272	06/19/2019	8,994
USD	2,828	Societe Generale	SGD	3,828	06/19/2019	13
Total unrealized appreciation						$14,878

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	277,587	JPMorgan Chase Bank	USD	196,599	06/19/2019	$(985)
CAD	141,233	Citibank NA	USD	106,207	06/19/2019	(1,083)
EUR	799,132	JPMorgan Chase Bank	USD	910,734	06/19/2019	(11,338)
EUR	623,971	Toronto-Dominion Bank (The)	USD	707,000	06/19/2019	(4,742)
GBP	664,454	Morgan Stanley	USD	881,850	06/19/2019	(13,359)
GBP	261,983	Toronto-Dominion Bank (The)	USD	347,000	06/19/2019	(4,568)
JPY	143,493,057	JPMorgan Chase Bank	USD	1,297,932	06/19/2019	(4,341)
SEK	2,390,159	Citibank NA	USD	258,321	06/19/2019	(5,907)
Total unrealized depreciation						$(46,323)
Net unrealized depreciation						$(31,445)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	5.1%
Austria	0.3
Belgium	1.2
Canada	8.8
Denmark	1.2
Finland	1.0
France	7.4
Germany	6.5
Hong Kong	3.1
Ireland	0.4
Israel	0.9
Italy	3.1
Japan	26.3
Netherlands	2.9
New Zealand	0.4
Norway	1.2
Portugal	0.3
Singapore	1.2
Spain	2.5
Sweden	2.7
Switzerland	5.0
United Kingdom	16.5
Other[1]	2.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Aerospace & Defense – 0.1%

Aselsan Elektronik Sanayi ve Ticaret A/S	18,009	$61,664

AviChina Industry & Technology Co. Ltd., Class H(a)	114,000	66,987

Bharat Electronics Ltd.	17,280	21,652

Embraer SA	32,700	162,577

Hanwha Aerospace Co. Ltd.*	1,767	46,741

Korea Aerospace Industries Ltd.	3,318	99,413

LIG Nex1 Co. Ltd.	430	13,785

United Aircraft Corp. PJSC* ^	25,155,036	272,673
		745,492

Air Freight & Logistics – 0.4%

Aramex PJSC	24,595	31,806

BEST, Inc., ADR* (a)	4,700	27,871

GD Express Carrier Bhd.	51,838	4,012

Gulf Warehousing Co.	39,894	498,613

Hyundai Glovis Co. Ltd.	2,180	297,659

Imperial Logistics Ltd.	17,331	75,435

Kerry TJ Logistics Co. Ltd.	14,000	16,650

Pos Malaysia Bhd.	20,800	9,206

Sinotrans Ltd., Class H	3,052,000	1,252,637

ZTO Express Cayman, Inc., ADR	17,331	345,407
		2,559,296

Airlines – 0.9%

Aegean Airlines SA	37,169	351,154

Aeroflot PJSC	19,139	28,547

Air Arabia PJSC*	3,221,931	894,701

Air China Ltd., Class H	212,000	252,658

AirAsia Group Bhd.	183,000	120,834

Asiana Airlines, Inc.*	143,880	814,148

Azul SA (Preference)*	10,900	93,816

Bangkok Airways PCL, NVDR	52,000	19,220

Cebu Air, Inc.	284,490	447,650

China Airlines Ltd.	87,000	27,591

China Eastern Airlines Corp. Ltd., Class H	132,000	93,716

Investments	Shares	Value

Airlines – (continued)

China Southern Airlines Co. Ltd., Class H(a)	218,000	$190,063

Eva Airways Corp.	138,661	67,982

Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	20,183

Grupo Aeromexico SAB de CV*	10,400	10,623

Hanjin Kal Corp.	5,014	158,814

InterGlobe Aviation Ltd.(b)	5,142	112,149

Jeju Air Co. Ltd.	755	26,402

Jin Air Co. Ltd.	16,786	354,932

Korean Air Lines Co. Ltd.	4,578	129,915

Latam Airlines Group SA	12,862	127,110

SpiceJet Ltd.*	7,072	13,254

Thai Airways International PCL, NVDR*	915,600	364,232

Turk Hava Yollari AO*	69,542	166,705

Tway Air Co. Ltd.*	27,250	186,387
		5,072,786

Auto Components – 1.3%

Apollo Tyres Ltd.	14,352	42,517

Balkrishna Industries Ltd.	4,462	58,657

Bharat Forge Ltd.	10,573	71,788

Bosch Ltd.	327	84,714

Cayman Engley Industrial Co. Ltd.	58,796	233,083

Ceat Ltd.	936	14,184

Cheng Shin Rubber Industry Co. Ltd.	109,000	145,505

China First Capital Group Ltd.*	158,000	66,459

Cub Elecparts, Inc.	2,811	24,971

Endurance Technologies Ltd.(b)	1,456	24,636

Exide Industries Ltd.	5,676	17,476

Fuyao Glass Industry Group Co. Ltd., Class H(b)	14,400	50,567

Halla Holdings Corp.	11,772	446,432

Hankook Tire Co. Ltd.	8,451	287,572

Hanon Systems	8,720	93,683

Hota Industrial Manufacturing Co. Ltd.	9,826	35,773

Hyundai Mobis Co. Ltd.	6,867	1,366,757

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Hyundai Wia Corp.	1,853	$79,155

Kenda Rubber Industrial Co. Ltd.	29,307	28,595

Kumho Tire Co., Inc.*	3,552	13,744

Mahindra CIE Automotive Ltd.*	6,379	20,878

Mando Corp.	3,161	90,380

Minda Industries Ltd.	5,154	26,954

Minth Group Ltd.	28,000	88,332

Motherson Sumi Systems Ltd.	41,856	88,161

MRF Ltd.	36	27,383

Nan Kang Rubber Tire Co. Ltd.	20,000	22,912

Nemak SAB de CV(b)	62,400	33,951

Nexen Tire Corp.	50,249	432,310

Nexteer Automotive Group Ltd.	44,000	68,871

S&T Motiv Co. Ltd.	13,516	440,833

Sebang Global Battery Co. Ltd.	8,938	365,355

SL Corp.	32,591	677,962

Sri Trang Agro-Industry PCL, NVDR	20,800	8,535

Sundaram Finance Holdings Ltd.	1,310	1,505

Sundram Fasteners Ltd.	3,224	25,584

Tianneng Power International Ltd.(a)	1,002,000	940,006

Tong Yang Industry Co. Ltd.	42,400	60,511

Tupy SA	98,100	434,587

WABCO India Ltd.	172	15,474

Xinyi Glass Holdings Ltd.	244,000	278,665
		7,335,417

Automobiles – 1.8%

Astra International Tbk. PT	948,300	507,424

BAIC Motor Corp. Ltd., Class H(b)	2,234,500	1,566,491

Bajaj Auto Ltd.	3,379	144,971

Brilliance China Automotive Holdings Ltd.	280,000	308,002

BYD Co. Ltd., Class H(a)	31,000	211,003

China Motor Corp.	61,000	54,780

Chongqing Changan Automobile Co. Ltd., Class B	991,900	519,630

Investments	Shares	Value

Automobiles – (continued)

Dongfeng Motor Group Co. Ltd., Class H	256,000	$248,319

DRB-Hicom Bhd.	7,300	3,849

Eicher Motors Ltd.	654	191,519

Ford Otomotiv Sanayi A/S	6,454	56,977

Geely Automobile Holdings Ltd.	545,000	1,093,418

Great Wall Motor Co. Ltd., Class H(a)	327,000	265,505

Guangzhou Automobile Group Co. Ltd., Class H	268,400	288,400

Hero MotoCorp Ltd.	4,469	161,393

Hyundai Motor Co.	14,388	1,705,892

Hyundai Motor Co. (2nd Preference)	3,597	269,432

Hyundai Motor Co. (3rd Preference)	312	20,512

Hyundai Motor Co. (Preference)	2,071	143,604

Kia Motors Corp.	26,487	1,026,013

Mahindra & Mahindra Ltd.	27,795	257,874

Maruti Suzuki India Ltd.	5,559	532,804

Oriental Holdings Bhd.	359,700	590,728

Sanyang Motor Co. Ltd.	51,000	33,256

Ssangyong Motor Co.*	771	3,485

Tata Motors Ltd.*	45,126	139,036

Tata Motors Ltd., Class A*	25,527	37,545

Tofas Turk Otomobil Fabrikasi A/S	6,639	19,941

TVS Motor Co. Ltd.	3,564	25,223

UMW Holdings Bhd.	20,800	27,418

Yadea Group Holdings Ltd.(b)	40,000	13,715

Yulon Motor Co. Ltd.	97,000	61,212
		10,529,371

Banks – 14.5%

Absa Group Ltd.	70,850	811,776

Abu Dhabi Commercial Bank PJSC	191,513	515,130

AFFIN Bank Bhd.	38,816	21,030

Agricultural Bank of China Ltd., Class H	2,834,000	1,307,655

Akbank T.A.S.*	257,048	263,529

Akbank T.A.S., ADR*	20,016	40,132

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Al Khalij Commercial Bank PQSC	231,189	$749,202

Alior Bank SA*	2,987	45,764

Alliance Bank Malaysia Bhd.	28,200	27,692

Alpha Bank AE*	74,447	115,304

AMMB Holdings Bhd.	163,500	176,767

AU Small Finance Bank Ltd.(b)	2,288	21,206

Axis Bank Ltd.*	82,077	904,922

Banco Bradesco SA*	46,992	368,770

Banco Bradesco SA (Preference)*	187,320	1,687,175

Banco Davivienda SA (Preference)	3,395	41,971

Banco de Bogota SA	4,469	95,137

Banco de Chile	1,477,836	216,061

Banco de Credito e Inversiones SA	2,180	144,641

Banco del Bajio SA* (a) (b)	25,800	55,281

Banco do Brasil SA*	119,900	1,507,894

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	21,800	134,763

Banco Santander Chile	2,761,842	193,420

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	87,200	145,953

Bancolombia SA	27,359	333,151

Bancolombia SA (Preference)	44,908	567,665

Bank Al Habib Ltd.	1,253,500	720,962

Bank Alfalah Ltd.	2,500	782

Bank BTPN Tbk. PT*	97,000	25,254

Bank Central Asia Tbk. PT	512,300	1,033,588

Bank Danamon Indonesia Tbk. PT	150,800	93,655

Bank Handlowy w Warszawie SA	2,012	32,692

Bank Mandiri Persero Tbk. PT*	861,100	466,807

Bank Millennium SA*	25,240	63,593

Bank Negara Indonesia Persero Tbk. PT*	730,300	491,992

Bank of Baroda*	50,031	83,908

Investments	Shares	Value

Banks – (continued)

Bank of China Ltd., Class H	7,521,000	$3,585,355

Bank of Chongqing Co. Ltd., Class H	654,000	424,307

Bank of Communications Co. Ltd., Class H	2,113,000	1,780,270

Bank of Gansu Co. Ltd., Class H* (b)	1,962,000	547,681

Bank of India*	15,737	19,967

Bank of Jinzhou Co. Ltd., Class H(b) (c)	258,000	230,199

Bank of Sharjah* (c)	889,767	224,310

Bank of the Philippine Islands	79,570	129,557

Bank of Tianjin Co. Ltd., Class H(b)	898,000	515,079

Bank of Zhengzhou Co. Ltd., Class H(b)	1,417,000	577,969

Bank Pan Indonesia Tbk. PT*	325,900	29,617

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT*	249,600	35,557

Bank Pembangunan Daerah Jawa Timur Tbk. PT*	10,289,600	491,013

Bank Polska Kasa Opieki SA	7,303	216,909

Bank Rakyat Indonesia Persero Tbk. PT*	2,463,400	755,443

Bank Tabungan Negara Persero Tbk. PT*	501,400	89,021

BDO Unibank, Inc.	78,480	201,800

BIMB Holdings Bhd.	14,780	16,587

BNK Financial Group, Inc.	26,814	160,909

BOC Hong Kong Holdings Ltd.	163,500	731,492

Canara Bank*	11,983	44,871

Capitec Bank Holdings Ltd.	3,379	315,053

Chang Hwa Commercial Bank Ltd.	302,534	181,123

China Banking Corp.	51,084	26,026

China CITIC Bank Corp. Ltd., Class H	1,141,000	731,541

China Construction Bank Corp., Class H	10,682,000	9,435,626

China Development Financial Holding Corp.	1,308,000	421,171

China Everbright Bank Co. Ltd., Class H	327,000	161,303

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

China Merchants Bank Co. Ltd., Class H	368,000	$1,822,316

China Minsheng Banking Corp. Ltd., Class H	654,000	490,996

China Zheshang Bank Co. Ltd., Class H	136,000	75,061

Chong Hing Bank Ltd.	243,000	457,789

Chongqing Rural Commercial Bank Co. Ltd., Class H	3,540,000	2,066,587

CIMB Group Holdings Bhd.	234,449	298,838

City Union Bank Ltd.	9,675	28,210

Commercial Bank PQSC (The)	9,374	131,037

Commercial International Bank Egypt SAE	73,431	326,042

Credicorp Ltd.	3,052	723,019

Credit Agricole Egypt SAE	11,960	29,212

Credit Bank of Moscow PJSC*	948,708	87,118

CTBC Financial Holding Co. Ltd.	1,962,000	1,342,879

DCB Bank Ltd.	1,720	5,251

DGB Financial Group, Inc.	18,094	130,421

Doha Bank QPSC	17,573	104,726

Dubai Islamic Bank PJSC	163,500	230,128

E.Sun Financial Holding Co. Ltd.	496,151	407,023

Eurobank Ergasias SA*	157,723	131,686

Far Eastern International Bank	119,838	44,598

Federal Bank Ltd.	65,664	87,563

First Abu Dhabi Bank PJSC	129,274	563,109

First Financial Holding Co. Ltd.	436,000	311,116

Grupo Aval Acciones y Valores SA (Preference)	449,843	173,091

Grupo Elektra SAB de CV(a)	2,725	144,455

Grupo Financiero Banorte SAB de CV, Class O(a)	133,400	840,320

Grupo Financiero Inbursa SAB de CV, Class O	98,100	149,655

Grupo Security SA	33,325	13,463

Habib Bank Ltd.	67,900	61,182

Habib Metropolitan Bank Ltd.	708,500	203,023

Hana Financial Group, Inc.	29,648	933,995

Harbin Bank Co. Ltd., Class H(b)	4,251,000	969,905

Investments	Shares	Value

Banks – (continued)

Hong Leong Bank Bhd.	21,800	$105,349

Hong Leong Financial Group Bhd.	12,600	58,573

Housing & Development Bank	72,267	202,222

Hua Nan Financial Holdings Co. Ltd.	436,000	285,013

Huishang Bank Corp. Ltd., Class H	1,199,000	513,503

ICICI Bank Ltd.	146,060	855,733

IDBI Bank Ltd.*	20,447	11,568

IDFC First Bank Ltd.	76,061	54,623

Indian Bank*	9,984	36,216

Industrial & Commercial Bank of China Ltd., Class H	7,739,000	5,810,119

Industrial Bank of Korea	26,487	320,842

ING Bank Slaski SA	1,853	93,422

Intercorp Financial Services, Inc.(b)	1,040	45,864

Itau CorpBanca	7,481,695	66,596

Itau Unibanco Holding SA (Preference)	228,900	1,960,278

Itausa – Investimentos Itau SA	44,709	156,187

Itausa – Investimentos Itau SA (Preference)	218,000	657,261

JB Financial Group Co. Ltd.	14,892	72,538

Jiangxi Bank Co. Ltd., Class H* (b)	28,500	22,886

Karur Vysya Bank Ltd. (The)	13,613	15,149

KB Financial Group, Inc.	39,348	1,556,207

Kiatnakin Bank PCL, NVDR	43,600	90,136

King’s Town Bank Co. Ltd.	109,000	116,580

Komercni banka A/S	4,033	152,616

Kotak Mahindra Bank Ltd.	38,041	758,345

Krung Thai Bank PCL, NVDR	316,100	187,135

LH Financial Group PCL, NVDR	5,133,900	239,609

Malayan Banking Bhd.	256,200	573,189

Masraf Al Rayan QSC	16,568	165,168

mBank SA	763	88,297

MCB Bank Ltd.	54,500	73,272

Mega Financial Holding Co. Ltd.	493,000	473,041

Metropolitan Bank & Trust Co.	86,114	122,695

Moneta Money Bank A/S(b)	17,472	55,886

National Bank of Greece SA*	58,078	127,182

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

National Bank of Pakistan*	52,000	$14,551

Nedbank Group Ltd.	37,932	703,963

Oriental Bank of Commerce*	208,408	289,748

OTP Bank Nyrt	10,137	449,019

Philippine National Bank*	718,590	723,933

Piraeus Bank SA*	453,985	918,350

Postal Savings Bank of China Co. Ltd., Class H(a) (b)	828,000	503,424

Powszechna Kasa Oszczednosci Bank Polski SA	39,785	407,817

Public Bank Bhd.	119,900	652,497

Punjab National Bank*	25,105	30,644

Qatar International Islamic Bank QSC	2,042	38,751

Qatar Islamic Bank SAQ	5,450	249,506

Qatar National Bank QPSC	20,710	1,114,714

RBL Bank Ltd.(b)	3,686	35,976

Regional SAB de CV	9,900	53,765

RHB Bank Bhd.	109,000	157,127

Rizal Commercial Banking Corp.*	43,139	21,523

Santander Bank Polska SA	1,417	146,879

Sberbank of Russia PJSC	1,069,181	3,728,040

Sberbank of Russia PJSC (Preference)	96,901	297,692

Security Bank Corp.	13,750	47,493

Shengjing Bank Co. Ltd., Class H(b)	708,500	411,803

Shinhan Financial Group Co. Ltd.	46,979	1,773,551

Siam Commercial Bank PCL (The), NVDR	152,600	626,174

SinoPac Financial Holdings Co. Ltd.	436,000	167,904

Sociedad Matriz del Banco de Chile SA, Class B	182,030	88,918

Standard Bank Group Ltd.(a)	127,857	1,774,770

State Bank of India*	81,641	363,814

Syndicate Bank*	573,776	310,177

Taichung Commercial Bank Co. Ltd.	229,977	89,309

Investments	Shares	Value

Banks – (continued)

Taishin Financial Holding Co. Ltd.	981,000	$444,452

Taiwan Business Bank	180,440	74,451

Taiwan Cooperative Financial Holding Co. Ltd.	436,000	289,246

Thanachart Capital PCL, NVDR	65,400	108,573

Tisco Financial Group PCL, NVDR	20,800	54,565

TMB Bank PCL, NVDR	1,199,000	75,865

Turkiye Garanti Bankasi A/S*	207,100	283,442

Turkiye Halk Bankasi A/S	62,292	61,045

Turkiye Is Bankasi A/S, Class C*	139,847	125,568

Turkiye Vakiflar Bankasi TAO, Class D	106,464	72,052

Union Bank of India*	325,474	390,735

Union Bank of Taiwan	214,296	75,937

Union Bank of the Philippines	16,100	18,830

Union National Bank PJSC	109,872	174,986

United Bank Ltd.	54,500	57,053

VTB Bank PJSC	478,658,251	263,131

Woori Financial Group, Inc.	49,869	591,265

Yapi ve Kredi Bankasi A/S*	194,562	67,467

Yes Bank Ltd.	169,059	408,345
		84,920,934

Beverages – 0.6%

Ambev SA	207,100	968,316

Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	36,263

Arca Continental SAB de CV	13,700	77,499

Becle SAB de CV	34,400	53,871

Carabao Group PCL, NVDR	13,100	23,902

Carlsberg Brewery Malaysia Bhd.	5,100	31,159

China Resources Beer Holdings Co. Ltd.	69,107	315,788

Cia Cervecerias Unidas SA	8,175	112,580

Coca-Cola Embonor SA (Preference), Class B	4,368	10,238

Coca-Cola Femsa SAB de CV	27,000	171,641

Coca-Cola Icecek A/S	360	1,909

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – (continued)

Embotelladora Andina SA (Preference), Class B	9,513	$33,843

Emperador, Inc.*	145,600	20,759

Fomento Economico Mexicano SAB de CV(a)	87,200	847,710

Fraser & Neave Holdings Bhd.	3,700	31,232

Heineken Malaysia Bhd.	7,700	45,628

Hey Song Corp.	2,000	2,055

Hite Jinro Co. Ltd.	1,790	31,106

Lotte Chilsung Beverage Co. Ltd.(c)	15	22,228

Muhak Co. Ltd.	761	8,860

Osotspa PCL, NVDR	22,400	21,576

Tibet Water Resources Ltd.*	52,000	15,178

Tsingtao Brewery Co. Ltd., Class H	18,000	114,717

United Breweries Ltd.	4,200	85,683

United Spirits Ltd.*	15,260	123,105

Varun Beverages Ltd.	774	9,745

Vina Concha y Toro SA	19,880	41,709
		3,258,300

Biotechnology – 0.4%

3SBio, Inc.(b)	33,480	61,878

Alteogen, Inc.*	574	21,670

Amicogen, Inc.*	514	14,036

Anterogen Co. Ltd.*	328	18,841

BeiGene Ltd.*	24,000	231,269

Biocon Ltd.	4,765	40,660

Celltrion, Inc.*	4,770	865,753

China Biologic Products Holdings, Inc.* (a)	1,456	145,979

CrystalGenomics, Inc.*	2,433	35,407

Genexine Co. Ltd.*	650	41,621

Green Cross Cell Corp.	258	10,370

Green Cross Corp.	300	36,982

Green Cross Holdings Corp.	1,787	37,250

Helixmith Co. Ltd.*	709	157,987

Hugel, Inc.*	104	36,894

iNtRON Biotechnology, Inc.*	920	15,200

Medy-Tox, Inc.	223	106,732

OBI Pharma, Inc.*	9,000	45,290

Investments	Shares	Value

Biotechnology – (continued)

PharmaEngine, Inc.	4,172	$14,379

PharmaEssentia Corp.*	9,000	41,649

Pharmicell Co. Ltd.*	3,360	32,503

Seegene, Inc.*	999	20,097

SillaJen, Inc.*	2,834	158,664

STCUBE*	750	13,932

TaiMed Biologics, Inc.*	8,000	40,646

Tanvex BioPharma, Inc.*	9,000	20,562
		2,266,251

Building Products – 0.2%

Astral Poly Technik Ltd.	1,823	32,305

China Lesso Group Holdings Ltd.	97,000	68,620

Elementia SAB de CV* (b)	10,400	5,680

IS Dongseo Co. Ltd.	1,106	34,416

Kajaria Ceramics Ltd.	2,608	22,312

KCC Corp.	327	99,375

Kyung Dong Navien Co. Ltd.	208	9,224

LG Hausys Ltd.	8,175	425,493

National Central Cooling Co. PJSC	13,871	6,042

Taiwan Glass Industry Corp.	56,000	22,381

Trakya Cam Sanayii A/S	542,275	287,966
		1,013,814

Capital Markets – 2.1%

B3 SA – Brasil Bolsa Balcao*	98,100	855,516

Banco BTG Pactual SA*	5,200	54,471

Bolsa Mexicana de Valores SAB de CV(a)	24,100	49,523

Brait SE*	9,064	14,542

Bursa Malaysia Bhd.	17,700	28,897

Capital Securities Corp.	209,680	63,106

China Bills Finance Corp.	71,000	33,890

China Cinda Asset Management Co. Ltd., Class H	872,000	232,299

China Ding Yi Feng Holdings Ltd.* (a) (c)	40,000	117,776

China Everbright Ltd.	72,000	131,053

China Galaxy Securities Co. Ltd., Class H	381,500	249,458

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

China Huarong Asset Management Co. Ltd., Class H* (b)	872,000	$186,729

China International Capital Corp. Ltd., Class H(a) (b)	43,600	93,587

China Merchants Securities Co. Ltd., Class H(b)	1,177,200	1,608,533

CITIC Securities Co. Ltd., Class H(a)	218,000	471,267

Coronation Fund Managers Ltd.(a)	7,009	24,997

CSC Financial Co. Ltd., Class H(b)	1,144,500	975,948

Daishin Securities Co. Ltd.	4,440	48,461

Daishin Securities Co. Ltd. (Preference)	1,603	12,625

Daou Technology, Inc.	2,355	44,655

Dubai Financial Market PJSC*	67,052	14,074

Edelweiss Financial Services Ltd.	22,568	48,265

Egypt Kuwait Holding Co. SAE	36,677	53,438

Egyptian Financial Group-Hermes Holding Co.*	741,636	685,582

Everbright Securities Co. Ltd., Class H(b)	392,400	376,125

GF Securities Co. Ltd., Class H	130,800	176,725

Guotai Junan International Holdings Ltd.(a)	4,469,000	900,020

Guotai Junan Securities Co. Ltd., Class H(b)	19,600	41,871

Haitong Securities Co. Ltd., Class H	305,200	392,908

Hanwha Investment & Securities Co. Ltd.*	177,670	358,945

HDFC Asset Management Co. Ltd.(b)	862	21,007

Huatai Securities Co. Ltd., Class H(b)	65,400	123,041

IIFL Holdings Ltd.	3,988	24,761

Indiabulls Ventures Ltd.	9,273	39,570

Investec Ltd.	13,843	88,207

Jih Sun Financial Holdings Co. Ltd.	96,907	30,796

Investments	Shares	Value

Capital Markets – (continued)

JM Financial Ltd.	11,544	$14,689

JSE Ltd.	4,205	40,679

KIWOOM Securities Co. Ltd.	448	31,525

Korea Investment Holdings Co. Ltd.	4,033	236,149

Kresna Graha Investama Tbk. PT*	187,300	7,623

Macquarie Korea Infrastructure Fund	16,350	157,461

Meritz Securities Co. Ltd.	32,046	138,812

Mirae Asset Daewoo Co. Ltd.	36,842	246,002

Moscow Exchange MICEX-RTS PJSC	79,243	111,727

NH Investment & Securities Co. Ltd.	7,957	93,660

NH Investment & Securities Co. Ltd. (Preference)	1,352	10,416

Norte Grande SA	1,317	7

Orient Securities Co. Ltd., Class H(b)	19,600	14,165

Pioneers Holding for Financial Investments SAE*	613,125	263,430

Pool Advista Indonesia Tbk. PT*	39,300	5,957

President Securities Corp.	1,308,000	569,321

PSG Konsult Ltd.	3,256	2,407

Reinet Investments SCA	11,554	194,205

Samsung Securities Co. Ltd.	6,104	186,284

Shinyoung Securities Co. Ltd.*	6,104	307,251

Sociedad de Inversiones Oro Blanco SA	43,485,877	236,726

Warsaw Stock Exchange	1,040	11,302

Waterland Financial Holdings Co. Ltd.	150,929	50,796

Yuanta Financial Holding Co. Ltd.	1,199,000	694,544

Yuanta Securities Korea Co. Ltd.*	7,207	20,483

Zeder Investments Ltd.	19,109	5,745
		12,324,034

Chemicals – 3.4%

Acron PJSC	605	42,159

AECI Ltd.	154,998	1,036,077

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

AK Holdings, Inc.	7,412	$327,406

Akzo Nobel India Ltd.	832	20,558

Alpek SAB de CV(a)	14,100	17,285

Asian Paints Ltd.	13,080	275,154

Barito Pacific Tbk. PT	719,400	203,451

BASF India Ltd.	836	16,389

Batu Kawan Bhd.	24,200	98,334

Berger Paints India Ltd.	10,816	49,599

Braskem SA (Preference), Class A	10,900	131,839

Castrol India Ltd.	9,090	19,943

Chambal Fertilizers and Chemicals Ltd.	5,408	12,067

China General Plastics Corp.	470,550	345,668

China Lumena New Materials Corp.* ‡ (c)	888,000	—

China Man-Made Fiber Corp.	68,000	21,390

China Petrochemical Development Corp.*	222,700	83,960

China Steel Chemical Corp.	8,000	34,821

Ciech SA	36,188	452,338

Coremax Corp.	4,228	11,794

Coromandel International Ltd.	1,898	11,853

D&L Industries, Inc.	110,800	23,218

DCM Shriram Ltd.	868	5,428

Dongjin Semichem Co. Ltd.	48,832	470,282

Dongyue Group Ltd.	1,635,000	1,189,978

Eastern Polymer Group PCL, NVDR	52,200	10,628

Ecopro Co. Ltd.*	624	14,503

Engro Corp. Ltd.	32,700	73,500

Engro Fertilizers Ltd.	69,500	34,150

Eternal Materials Co. Ltd.	46,010	38,043

Everlight Chemical Industrial Corp.	54,000	29,184

Fauji Fertilizer Co. Ltd.	61,000	44,859

Finolex Industries Ltd.	145	967

Foosung Co. Ltd.*	1,768	12,138

Formosa Chemicals & Fibre Corp.	190,000	682,502

Formosa Plastics Corp.	207,000	750,267

Fufeng Group Ltd.* (a)	1,688,000	892,905

Investments	Shares	Value

Chemicals – (continued)

Grand Pacific Petrochemical	1,130,000	$777,078

Grupa Azoty SA	66,926	723,789

Gujarat Fluorochemicals Ltd.	1,704	25,502

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	51,775	233,329

Hansol Chemical Co. Ltd.	528	38,646

Hanwha Chemical Corp.	10,573	186,452

Himadri Speciality Chemical Ltd.	7,638	12,140

Huabao International Holdings Ltd.	1,150,000	539,424

Huchems Fine Chemical Corp.	2,040	38,245

Indorama Ventures PCL, NVDR	104,000	149,037

International CSRC Investment Holdings Co.	83,031	112,854

Kansai Nerolac Paints Ltd.	7,592	48,142

Kolon Industries, Inc.	1,962	77,597

Korea Petrochemical Ind Co. Ltd.	420	53,931

Kumho Petrochemical Co. Ltd.	1,744	137,054

LG Chem Ltd.	2,180	673,698

LG Chem Ltd. (Preference)	436	74,835

Lotte Chemical Corp.	1,635	375,806

Lotte Chemical Titan Holding Bhd.(b)	17,500	14,941

LOTTE Fine Chemical Co. Ltd.	1,649	67,900

Mexichem SAB de CV(a)	54,500	126,087

Misr Fertilizers Production Co. SAE*	1,204	5,087

Namhae Chemical Corp.	1,040	9,571

Nan Ya Plastics Corp.	256,000	647,021

OCI Co. Ltd.	1,962	156,369

Omnia Holdings Ltd.	2,184	8,866

Oriental Union Chemical Corp.	34,000	28,607

Petkim Petrokimya Holding A/S	70,602	52,867

Petronas Chemicals Group Bhd.	109,000	237,272

PhosAgro PJSC	1,080	39,519

PI Industries Ltd.	1,268	19,035

Pidilite Industries Ltd.	5,450	96,735

PTT Global Chemical PCL, NVDR	163,500	352,095

Rain Industries Ltd.	112,270	185,466

Sasol Ltd.	26,487	876,646

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Scientex Bhd.	8,700	$17,991

Shinkong Synthetic Fibers Corp.	2,017,000	887,712

Sidi Kerir Petrochemicals Co.	3,797	3,859

Sinofert Holdings Ltd.* (a)	172,000	21,266

Sinopec Shanghai Petrochemical Co. Ltd., Class H	286,000	129,413

SK Chemicals Co. Ltd.	213	12,344

SK Discovery Co. Ltd.	15,914	414,147

SK Materials Co. Ltd.	312	45,966

SKC Co. Ltd.	1,946	59,555

SKCKOLONPI, Inc.	520	13,488

Sociedad Quimica y Minera de Chile SA (Preference), Class B	9,047	321,439

Soda Sanayii A/S	30,857	40,112

Solar Industries India Ltd.	1,040	16,078

Songwon Industrial Co. Ltd.	22,563	386,303

Soulbrain Co. Ltd.	416	17,913

SRF Ltd.	774	28,573

Supreme Industries Ltd.	1,204	19,785

Taekwang Industrial Co. Ltd.	52	66,728

Taiwan Fertilizer Co. Ltd.	37,000	53,822

Taiwan Styrene Monomer	654,000	529,109

Tata Chemicals Ltd.	1,541	12,787

TOA Paint Thailand PCL, NVDR	12,000	11,840

TSRC Corp.	34,000	31,303

Unid Co. Ltd.	8,284	355,996

Unipar Carbocloro SA (Preference)	60,100	590,152

UPC Technology Corp.	1,147,000	467,694

UPL Ltd.	16,677	232,374

USI Corp.	1,090,000	417,996
		19,892,025

Commercial Services & Supplies – 0.2%

China Everbright International Ltd.	351,444	344,035

Cleanaway Co. Ltd.	3,000	16,553

Country Garden Services Holdings Co. Ltd.*	45,887	84,809

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Eastern Media International Corp.	436,000	$175,664

ECOVE Environment Corp.	1,000	6,052

Greentown Service Group Co. Ltd.(b)	68,000	58,679

KEPCO Plant Service & Engineering Co. Ltd.	1,144	35,892

S-1 Corp.	981	82,299

Sunny Friend Environmental Technology Co. Ltd.	3,000	25,533

Taiwan Secom Co. Ltd.	11,165	31,218

Taiwan Shin Kong Security Co. Ltd.	8,240	10,200
		870,934

Communications Equipment – 0.3%

Accton Technology Corp.	21,000	89,026

Advanced Ceramic X Corp.	1,000	10,032

Arcadyan Technology Corp.	218,000	603,890

BYD Electronic International Co. Ltd.(a)	70,500	125,986

Sercomm Corp.	302,000	664,574

Sterlite Technologies Ltd.	5,616	15,414

Wistron NeWeb Corp.	10,093	26,130

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a) (b)	6,000	14,775

ZTE Corp., Class H	23,400	74,268
		1,624,095

Construction & Engineering – 1.8%

Acter Co. Ltd.	72,000	420,569

Arabtec Holding PJSC*	57,790	32,567

BES Engineering Corp.	55,000	13,883

Budimex SA	460	17,712

CH Karnchang PCL, NVDR	737	618

China Communications Construction Co. Ltd., Class H	436,000	419,583

China Energy Engineering Corp. Ltd., Class H	8,720,000	1,044,791

China Railway Construction Corp. Ltd., Class H	184,500	217,767

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

China Railway Group Ltd., Class H	376,000	$296,184

China State Construction International Holdings Ltd.(a)	185,750	192,488

Continental Holdings Corp.	616,000	306,993

CTCI Corp.	23,000	35,653

Daelim Industrial Co. Ltd.	2,725	225,810

Daewoo Engineering & Construction Co. Ltd.*	23,326	100,640

Dilip Buildcon Ltd.(b)	1,768	13,697

Engineers India Ltd.	7,880	12,638

Gamuda Bhd.	83,200	70,432

GEK Terna Holding Real Estate Construction SA*	2,367	13,635

GMR Infrastructure Ltd.*	102,144	24,452

GS Engineering & Construction Corp.	6,867	238,668

HDC Holdings Co. Ltd.	5,090	74,946

Hyundai Engineering & Construction Co. Ltd.	7,194	323,319

IJM Corp. Bhd.	147,900	83,707

IRB Infrastructure Developers Ltd.	211,133	370,336

Kalpataru Power Transmission Ltd.	542	3,631

KEC International Ltd.	516	2,121

KEPCO Engineering & Construction Co., Inc.	602	11,750

Kumho Industrial Co. Ltd.	27,468	337,427

Larsen & Toubro Ltd.	15,073	292,235

Larsen & Toubro Ltd., GDR(b)	296	5,695

Malaysian Resources Corp. Bhd.	83,200	20,727

Metallurgical Corp. of China Ltd., Class H	4,033,000	1,115,508

NCC Ltd.	15,600	22,249

PP Persero Tbk. PT	3,749,600	631,512

Salfacorp SA*	10,456	13,604

Samsung Engineering Co. Ltd.*	7,893	115,204

Sinopec Engineering Group Co. Ltd., Class H	38,000	36,714

Sino-Thai Engineering & Construction PCL, NVDR	41,571	32,879

Investments	Shares	Value

Construction & Engineering – (continued)

Taeyoung Engineering & Construction Co. Ltd.	59,296	$649,736

Tekfen Holding A/S	18,899	84,277

Totalindo Eka Persada Tbk. PT*	262,900	12,730

United Integrated Services Co. Ltd.	218,000	970,033

Voltas Ltd.	5,928	51,368

Waskita Karya Persero Tbk. PT*	385,600	57,366

Wijaya Karya Persero Tbk. PT	4,414,500	749,690

Wilson Bayly Holmes-Ovcon Ltd.	74,338	585,889
		10,353,433

Construction Materials – 1.7%

ACC Ltd.	1,926	45,193

Ambuja Cements Ltd.	28,776	91,226

Anhui Conch Cement Co. Ltd., Class H	54,500	332,402

Asia Cement China Holdings Corp.(a)	599,500	710,652

Asia Cement Co. Ltd.	2,507	217,832

Asia Cement Corp.	114,020	154,051

BBMG Corp., Class H(a)	3,270,000	1,150,381

Cahya Mata Sarawak Bhd.	32,900	26,578

Cementos Argos SA	26,160	65,246

Cementos Argos SA (Preference)	10,296	21,002

Cementos Pacasmayo SAA	4,992	9,651

CEMEX Latam Holdings SA*	7,998	12,038

Cemex SAB de CV* (a)	730,300	336,685

Century Textiles & Industries Ltd.	1,872	24,686

Chia Hsin Cement Corp.	763,000	370,376

China National Building Material Co. Ltd., Class H	362,050	336,419

China Resources Cement Holdings Ltd.	218,000	218,128

Corp. Moctezuma SAB de CV	6,900	21,890

DG Khan Cement Co. Ltd.	327,000	169,563

Eagle Cement Corp.	62,400	18,991

Eugene Corp.	82,513	435,822

Goldsun Building Materials Co. Ltd.	1,729,000	464,969

Grasim Industries Ltd.	16,535	214,242

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – (continued)

Grupo Argos SA	31,610	$179,758

Grupo Argos SA (Preference)	18,327	87,228

Grupo Cementos de Chihuahua SAB de CV(a)	20,900	119,349

Huaxin Cement Co. Ltd., Class B	316,100	929,650

Indocement Tunggal Prakarsa Tbk. PT	76,300	117,797

Lucky Cement Ltd.	10,400	28,587

POSCO Chemical Co. Ltd.	1,144	56,115

PPC Ltd.*	54,720	19,046

Prism Johnson Ltd.	10,157	13,742

Qatar National Cement Co. QSC	360	6,702

Qatari Investors Group QSC	1,720	11,195

Ramco Cements Ltd. (The)	3,536	39,369

Semen Baturaja Persero Tbk. PT*	86,000	5,914

Semen Indonesia Persero Tbk. PT	130,800	123,916

Shree Cement Ltd.	436	124,051

Siam Cement PCL (The), NVDR	31,500	455,850

Siam City Cement PCL, NVDR	4,700	31,947

Ssangyong Cement Industrial Co. Ltd.	6,660	32,897

Taiwan Cement Corp.	436,000	592,602

Titan Cement Co. SA	1,371	29,746

TPI Polene PCL, NVDR	377,200	23,394

UltraTech Cement Ltd.	5,123	340,052

Union Andina de Cementos SAA	32,705	24,698

Waskita Beton Precast Tbk. PT*	11,979,100	369,881

West China Cement Ltd.	3,270,000	458,485
		9,669,994

Consumer Finance – 0.9%

51 Credit Card, Inc.*	926,500	635,349

AEON Credit Service M Bhd.	4,400	17,347

AEON Thana Sinsap Thailand PCL, NVDR	3,500	20,227

Bajaj Finance Ltd.	7,957	354,179

Bharat Financial Inclusion Ltd.*	3,621	52,469

Investments	Shares	Value

Consumer Finance – (continued)

Cholamandalam Investment and Finance Co. Ltd.	1,997	$39,875

Chong Sing Holdings FinTech Gr* (a)	19,620,000	142,547

Gentera SAB de CV(a)	1,406,100	1,278,750

KRUK SA*	858	38,887

Krungthai Card PCL, NVDR	36,800	46,685

LexinFintech Holdings Ltd., ADR*	68,424	882,670

Mahindra & Mahindra Financial Services Ltd.	14,104	81,243

Manappuram Finance Ltd.	18,492	31,359

Muangthai Capital PCL, NVDR	39,400	63,558

Muthoot Finance Ltd.	3,784	32,479

PPDAI Group, Inc., ADR	87,200	455,184

Safmar Financial Investment	73,902	549,537

Samsung Card Co. Ltd.	3,052	96,930

Shriram City Union Finance Ltd.	1,537	36,509

Shriram Transport Finance Co. Ltd.	6,540	104,460

Srisawad Corp. PCL, NVDR	24,821	42,567

Sundaram Finance Ltd.	1,310	27,197

Transaction Capital Ltd.	17,028	22,698

Unifin Financiera SAB de CV SOFOM ENR(a)	141,700	316,803

Yixin Group Ltd.* (b)	122,000	29,857

Yulon Finance Corp.	11,000	41,115
		5,440,481

Containers & Packaging – 0.4%

Cheng Loong Corp.	42,000	26,844

Dongwon Systems Corp.	7,085	215,919

Greatview Aseptic Packaging Co. Ltd.	12,000	7,296

Klabin SA	32,700	137,412

Lock&Lock Co. Ltd.	728	10,657

Nampak Ltd.*	902,193	660,774

Taiwan Hon Chuan Enterprise Co. Ltd.	392,000	629,210

Ton Yi Industrial Corp.	38,000	15,433

Vitro SAB de CV, Series A	163,500	459,913
		2,163,458

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Distributors – 0.1%

Dah Chong Hong Holdings Ltd.	1,199,000	$438,617

Inter Cars SA	402	22,893
		461,510

Diversified Consumer Services – 0.4%

China Education Group Holdings Ltd.(b)	31,000	47,969

China Maple Leaf Educational Systems Ltd.	56,000	26,125

China Yuhua Education Corp. Ltd.(b)	66,000	29,444

Curro Holdings Ltd.	7,904	14,743

Daekyo Co. Ltd.	1,248	6,592

Estacio Participacoes SA	13,500	92,887

Fu Shou Yuan International Group Ltd.	42,000	35,975

Kroton Educacional SA	76,300	188,321

Lung Yen Life Service Corp.	14,000	27,773

New Oriental Education & Technology Group, Inc., ADR*	5,341	509,852

Ser Educacional SA(b)	87,200	509,253

TAL Education Group, ADR*	16,677	641,564

Virscend Education Co. Ltd.(b)	67,000	29,719

Wisdom Education International Holdings Co. Ltd.(b)	40,000	23,453
		2,183,670

Diversified Financial Services – 0.9%

Aditya Birla Capital Ltd.*	14,160	19,900

Al Waha Capital PJSC	1,345,387	399,241

Amanat Holdings PJSC	49,192	13,928

Ayala Corp.	10,900	189,083

Bajaj Holdings & Investment Ltd.	1,005	44,590

Chailease Holding Co. Ltd.	62,260	264,949

China Shandong Hi-Speed Financial Group Ltd.*	12,426,000	570,189

Corp. Financiera Colombiana SA*	4,814	37,434

Far East Horizon Ltd.	109,000	121,012

FirstRand Ltd.	160,230	759,000

Investments	Shares	Value

Diversified Financial Services – (continued)

Grupo de Inversiones Suramericana SA	27,488	$305,838

Grupo de Inversiones Suramericana SA (Preference)	10,464	112,738

GT Capital Holdings, Inc.	7,630	126,648

Haci Omer Sabanci Holding A/S	135,596	174,904

Hankook Tire Worldwide Co. Ltd.	2,460	35,905

IDFC Ltd.	1,064,058	614,229

Inversiones La Construccion SA	3,744	65,215

L&T Finance Holdings Ltd.	25,376	47,831

Meritz Financial Group, Inc.	4,139	46,770

Metro Pacific Investments Corp.	804,000	70,507

NICE Holdings Co. Ltd.	728	13,929

Power Finance Corp. Ltd.*	58,248	96,810

PSG Group Ltd.	7,630	141,080

REC Ltd.	60,604	128,564

Reliance Capital Ltd.	166,116	317,526

Remgro Ltd.	24,089	326,227

RMB Holdings Ltd.	34,335	199,933
		5,243,980

Diversified Telecommunication Services – 1.2%

Asia Pacific Telecom Co. Ltd.*	104,000	27,194

Bharti Infratel Ltd.	37,496	141,539

China Communications Services Corp. Ltd., Class H	234,000	188,503

China Telecom Corp. Ltd., Class H	1,368,000	707,941

China Tower Corp. Ltd., Class H(b)	2,056,000	555,577

China Unicom Hong Kong Ltd.	262,000	310,911

Chunghwa Telecom Co. Ltd.	181,000	650,173

CITIC Telecom International Holdings Ltd.	2,071,000	857,923

Emirates Telecommunications Group Co. PJSC	80,333	365,234

Hellenic Telecommunications Organization SA	11,227	155,766

Inscobee, Inc.*	5,160	18,663

Jasmine International PCL, NVDR	76,400	13,401

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

LG Uplus Corp.	21,146	$258,860

Link Net Tbk. PT*	31,200	9,524

Magyar Telekom Telecommunications plc	599,936	944,630

O2 Czech Republic A/S	3,092	33,575

Oi SA*	541,700	231,748

Oi SA (Preference)*	10,800	4,593

Ooredoo QPSC	10,355	184,847

Orange Polska SA*	33,592	43,314

Rostelecom PJSC	105,839	121,282

Rostelecom PJSC (Preference)	15,392	14,444

Tata Communications Ltd.	5,003	40,364

Telecom Egypt Co.	37,657	30,914

Telefonica Brasil SA (Preference)	18,000	212,202

Telekom Malaysia Bhd.	60,000	42,230

Telekomunikasi Indonesia Persero Tbk. PT	2,256,300	600,097

Telesites SAB de CV* (a)	60,200	40,760

Telkom SA SOC Ltd.	29,975	177,283

TIME dotCom Bhd.	18,200	39,398

Tower Bersama Infrastructure Tbk. PT	81,300	22,536

True Corp. PCL, NVDR	577,700	93,192

Turk Telekomunikasyon A/S*	55,009	39,256
		7,177,874

Electric Utilities – 1.4%

Adani Transmission Ltd.*	14,456	45,527

Alupar Investimento SA	3,500	20,697

Celsia SA ESP	11,648	16,128

Centrais Eletricas Brasileiras SA	32,700	270,686

Centrais Eletricas Brasileiras SA (Preference), Class B	21,800	191,218

CESC Ltd.	1,337	13,480

CEZ A/S	7,412	172,144

Cia de Transmissao de Energia Eletrica Paulista (Preference)	7,600	40,402

Cia Energetica de Minas Gerais	6,200	27,733

Cia Energetica de Minas Gerais (Preference)	43,600	162,687

Investments	Shares	Value

Electric Utilities – (continued)

Cia Energetica do Ceara (Preference)	14,700	$193,467

Cia Paranaense de Energia	4,400	42,426

Cia Paranaense de Energia (Preference)	8,600	89,695

EDP – Energias do Brasil SA	32,700	144,945

Enea SA*	17,968	35,907

Enel Americas SA	2,671,154	467,083

Enel Chile SA	2,624,938	263,583

Energa SA*	15,903	31,157

Energisa SA	13,000	137,559

Enerjisa Enerji A/S(b)	328,526	296,083

Engie Energia Chile SA	15,830	30,254

Equatorial Energia SA*	6,800	141,326

Federal Grid Co. Unified Energy System PJSC	27,804,080	71,472

First Philippine Holdings Corp.	299,750	453,256

Inter RAO UES PJSC	3,150,754	191,258

Interconexion Electrica SA ESP	40,875	199,852

Korea District Heating Corp.*	4,033	198,517

Korea Electric Power Corp.	25,397	615,276

Light SA	107,500	576,646

Manila Electric Co.	14,170	104,686

Mosenergo PJSC	11,012,924	381,409

PGE Polska Grupa Energetyczna SA*	80,878	201,133

Power Grid Corp. of India Ltd.	79,570	213,243

Public Power Corp. SA*	156,742	221,333

Reliance Infrastructure Ltd.	181,267	281,203

ROSSETI PJSC	2,682,436	44,404

RusHydro PJSC	16,025,507	134,006

Tata Power Co. Ltd. (The)	50,856	49,574

Tauron Polska Energia SA*	1,479,457	669,371

Tenaga Nasional Bhd.	119,900	356,119

Torrent Power Ltd.	5,978	21,762

Transmissora Alianca de Energia Eletrica SA	15,200	101,005
		7,919,712

Electrical Equipment – 0.4%

ABB India Ltd.	2,058	43,770

AcBel Polytech, Inc.	545,000	396,832

Amara Raja Batteries Ltd.	2,733	26,026

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Bharat Heavy Electricals Ltd.	37,473	$38,144

Bizlink Holding, Inc.	5,103	32,863

China High Speed Transmission Equipment Group Co. Ltd.	20,000	15,092

Doosan Heavy Industries & Construction Co. Ltd.*	6,499	38,889

ElSewedy Electric Co.	88,192	80,091

Feelux Co. Ltd.*	1,427	10,701

Finolex Cables Ltd.	2,600	16,457

Fullshare Holdings Ltd.* (a)	305,000	34,211

GE T&D India Ltd.	3,640	13,348

Graphite India Ltd.	2,600	14,308

Gunkul Engineering PCL, NVDR	144,480	12,491

Havells India Ltd.	13,734	152,961

HEG Ltd.	645	15,140

Honbridge Holdings Ltd.*	208,000	23,331

Korea Electric Terminal Co. Ltd.	9,156	456,174

Kung Long Batteries Industrial Co. Ltd.	5,000	26,536

LS Corp.	2,616	110,964

LS Industrial Systems Co. Ltd.	608	25,035

Shanghai Electric Group Co. Ltd., Class H(a)	54,000	21,062

Shihlin Electric & Engineering Corp.	16,000	21,617

Taihan Electric Wire Co. Ltd.*	7,800	6,604

Teco Electric and Machinery Co. Ltd.	199,000	148,762

V-Guard Industries Ltd.	1,032	3,233

Voltronic Power Technology Corp.	3,323	65,598

Walsin Lihwa Corp.	218,000	122,048

Yuyang DNU Co. Ltd.*	2,979	20,605

Zhuzhou CRRC Times Electric Co. Ltd., Class H	26,800	135,957
		2,128,850

Electronic Equipment, Instruments & Components – 3.6%

AAC Technologies Holdings, Inc.(a)	35,000	226,183

Asia Optical Co., Inc.	13,000	37,148

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

AU Optronics Corp.	436,000	$155,911

Aurora Corp.	4,900	15,619

BH Co. Ltd.*	33,899	570,231

Camsing International Holding Ltd.	22,000	23,415

Career Technology MFG. Co. Ltd.	11,000	12,032

Chang Wah Electromaterials, Inc.	41,000	237,500

Cheng Uei Precision Industry Co. Ltd.	488,000	592,214

Chilisin Electronics Corp.	286,490	910,434

China Railway Signal & Communication Corp. Ltd., Class H(b)	43,008	31,576

China Youzan Ltd.*	232,000	18,334

Chin-Poon Industrial Co. Ltd.	459,000	570,389

Chroma ATE, Inc.	19,000	90,693

Chunghwa Precision Test Tech Co. Ltd.	1,000	15,582

Compeq Manufacturing Co. Ltd.	126,000	104,181

Concraft Holding Co. Ltd.	3,355	14,277

Coretronic Corp.	573,000	888,214

Daea TI Co. Ltd.	1,964	10,222

Daeduck Electronics Co.	81,968	743,792

Delta Electronics, Inc.	93,000	489,062

E Ink Holdings, Inc.	73,000	87,290

Elite Material Co. Ltd.	407,000	1,306,573

FLEXium Interconnect, Inc.	27,138	85,100

Flytech Technology Co. Ltd.	235	595

Foxconn Technology Co. Ltd.	109,000	244,096

General Interface Solution Holding Ltd.	24,000	92,813

Genius Electronic Optical Co. Ltd.	3,000	38,397

G-treeBNT Co. Ltd.*	525	11,640

Hana Microelectronics PCL, NVDR	22,400	22,803

Hannstar Board Corp.	386,000	408,472

HannStar Display Corp.	327,000	84,552

Hollysys Automation Technologies Ltd.	1,700	35,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Holy Stone Enterprise Co. Ltd.	4,000	$13,268

Hon Hai Precision Industry Co. Ltd.	1,229,920	3,458,789

Iljin Materials Co. Ltd.*	936	29,887

Inari Amertron Bhd.	78,000	32,638

Innolux Corp.	436,000	139,685

ITEQ Corp.	327,000	1,074,091

KCE Electronics PCL, NVDR	27,600	21,440

Kingboard Holdings Ltd.	71,500	232,853

Kingboard Laminates Holdings Ltd.	64,000	67,137

L&F Co. Ltd.	574	14,717

Largan Precision Co. Ltd.	4,300	647,066

LG Display Co. Ltd.	21,691	370,445

LG Innotek Co. Ltd.	746	78,231

Lotes Co. Ltd.	3,256	23,076

Merry Electronics Co. Ltd.	10,161	58,531

Pan-International Industrial Corp.	587,000	500,549

Partron Co. Ltd.	1,768	20,962

Samsung Electro-Mechanics Co. Ltd.	2,616	242,979

Samsung SDI Co. Ltd.	2,616	529,627

SFA Engineering Corp.	2,398	86,116

Simplo Technology Co. Ltd.	6,200	52,568

Sinbon Electronics Co. Ltd.	3,253	11,475

Sunny Optical Technology Group Co. Ltd.	32,700	398,674

Supreme Electronics Co. Ltd.	556,000	554,183

Synnex Technology International Corp.	127,000	158,231

Taiwan Union Technology Corp.	7,000	25,485

Telcon RF Pharmaceutical, Inc.*	2,328	14,727

Thinking Electronic Industrial Co. Ltd.	109,000	293,479

Tong Hsing Electronic Industries Ltd.	6,000	22,329

Tongda Group Holdings Ltd.(a)	6,080,000	658,730

TPK Holding Co. Ltd.	456,000	841,138

Tripod Technology Corp.	39,000	124,821

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Unimicron Technology Corp.	75,000	$83,614

Unitech Printed Circuit Board Corp.	814,000	497,867

VS Industry Bhd.	30,000	8,272

Wah Lee Industrial Corp.	239,000	418,430

Walsin Technology Corp.	10,378	63,475

Wintek Corp.* ‡ (c)	64,000	—

WiSoL Co. Ltd.	26,269	401,405

WPG Holdings Ltd.	135,440	178,608

WT Microelectronics Co. Ltd.	56,182	74,180

Yageo Corp.	13,575	133,769

Zhen Ding Technology Holding Ltd.	43,150	154,302
		20,986,770

Energy Equipment & Services – 0.4%

Bumi Armada Bhd.*	4,022,100	228,611

China Oilfield Services Ltd., Class H	76,000	81,373

Dialog Group Bhd.	185,300	144,314

Gulf International Services QSC*	4,696	20,403

Sapura Energy Bhd.*	13,276,200	1,043,600

Serba Dinamik Holdings Bhd.	25,800	26,084

TMK PJSC	512,845	469,345

Wison Engineering Services Co. Ltd.	1,308,000	193,397

Yinson Holdings Bhd.	34,400	40,270
		2,247,397

Entertainment – 0.5%

Alibaba Pictures Group Ltd.* (a)	520,000	116,654

Bilibili, Inc., ADR* (a)	1,800	32,040

CD Projekt SA*	3,161	177,451

CJ CGV Co. Ltd.	670	24,634

Com2uSCorp	520	44,426

FingerTango, Inc.* (b)	1,090,000	213,960

Gamania Digital Entertainment Co. Ltd.	6,000	14,660

HUYA, Inc., ADR*	700	16,723

IMAX China Holding, Inc.(b)	1,900	5,231

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – (continued)

International Games System Co. Ltd.	3,000	$24,853

iQIYI, Inc., ADR* (a)	5,836	129,034

Jcontentree Corp.*	2,396	11,568

JYP Entertainment Corp.	1,093	27,883

Major Cineplex Group PCL, NVDR	25,300	22,586

Nan Hai Corp. Ltd.	2,300,000	45,441

NCSoft Corp.	763	343,567

NetDragon Websoft Holdings Ltd.	12,000	35,027

NetEase, Inc., ADR	3,488	992,441

Netmarble Corp.* (b)	1,853	202,249

NHN Corp.*	624	44,871

Pearl Abyss Corp.*	312	46,554

PVR Ltd.	1,040	26,458

SM Entertainment Co. Ltd.*	831	29,416

SMI Holdings Group Ltd.* (c)	72,000	21,475

Soft-World International Corp.	5,000	11,860

Studio Dragon Corp.*	480	37,721

Webzen, Inc.*	474	7,547

Wemade Co. Ltd.	723	29,708

XPEC Entertainment, Inc.* ‡ (c)	14,800	—
		2,736,038

Equity Real Estate Investment Trusts (REITs) – 0.8%

Attacq Ltd.	22,672	22,140

Concentradora Fibra Danhos SA de CV	41,600	60,641

CPN Retail Growth Leasehold REIT	76,300	69,907

Emira Property Fund Ltd.	614,324	609,771

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,724,782	689,241

Equites Property Fund Ltd.	11,527	16,403

Fibra Uno Administracion SA de CV	152,600	226,699

Fortress REIT Ltd., Class A	47,763	64,200

Fortress REIT Ltd., Class B	37,279	28,240

Grivalia Properties REIC AE*	2,704	34,364

Growthpoint Properties Ltd.	150,134	260,552

Hyprop Investments Ltd.	13,080	63,866

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

IGB REIT	68,800	$30,951

Investec Property Fund Ltd.	709,590	786,990

KLCCP Stapled Group	18,100	33,665

Korea Asset In Trust Co. Ltd.	77,210	280,247

Macquarie Mexico Real Estate Management SA de CV* (b)	19,100	22,631

Pavilion REIT	46,200	20,337

PLA Administradora Industrial S de RL de CV	25,800	42,763

Prologis Property Mexico SA de CV	10,400	22,164

Redefine Properties Ltd.	242,634	166,706

Resilient REIT Ltd.(a)	32,155	127,353

SA Corporate Real Estate Ltd.(a)	3,560,376	881,635

Spring REIT	43,000	19,074

Sunway REIT	39,400	17,820

Vukile Property Fund Ltd.	32,833	47,064

YTL Hospitality REIT	43,000	13,624

Yuexiu REIT	56,000	37,831
		4,696,879

Food & Staples Retailing – 0.9%

Al Meera Consumer Goods Co. QSC	199	7,815

Almacenes Exito SA	22,563	101,114

Atacadao SA*	15,300	82,110

Avenue Supermarts Ltd.* (b)	4,687	87,300

Berli Jucker PCL	500	807

Berli Jucker PCL, NVDR	64,900	104,694

BGF retail Co. Ltd.	436	81,553

Bid Corp. Ltd.	15,260	321,534

BIM Birlesik Magazalar A/S	10,028	139,513

Cencosud SA	71,177	134,567

Cia Brasileira de Distribuicao (Preference)*	6,300	153,900

Clicks Group Ltd.	12,208	166,614

Cosco Capital, Inc.	4,033,000	578,105

CP ALL PCL, NVDR*	196,200	476,288

Dino Polska SA* (b)	1,806	59,915

Dis-Chem Pharmacies Ltd.(b)	17,784	33,468

Dongsuh Cos., Inc.	2,427	40,618

E-MART, Inc.	872	128,395

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – (continued)

Eurocash SA	4,433	$25,129

Grupo Comercial Chedraui SA de CV	10,400	20,480

GS Retail Co. Ltd.	1,264	42,362

Hyundai Greenfood Co. Ltd.	2,808	33,533

InRetail Peru Corp.* (b)	1,980	77,220

Magnit PJSC	3,052	175,811

Massmart Holdings Ltd.	5,387	35,404

Migros Ticaret A/S*	126,113	291,119

Philippine Seven Corp.	12,771	28,183

Pick n Pay Stores Ltd.	19,293	93,355

President Chain Store Corp.	28,000	260,962

Puregold Price Club, Inc.	26,060	20,953

Raia Drogasil SA*	13,100	229,282

Robinsons Retail Holdings, Inc.	25,190	37,703

Shoprite Holdings Ltd.	19,838	238,478

SMU SA*	125,632	33,031

Sok Marketler Ticaret A/S*	7,298	11,296

SPAR Group Ltd. (The)	10,246	138,650

Sumber Alfaria Trijaya Tbk. PT	774,400	55,702

Sun Art Retail Group Ltd.(a)	119,000	103,902

Taiwan FamilyMart Co. Ltd.	3,000	21,456

Taiwan TEA Corp.	8,000	4,039

Wal-Mart de Mexico SAB de CV(a)	228,900	670,351
		5,346,711

Food Products – 1.8%

Alicorp SAA	24,418	78,922

Astra Agro Lestari Tbk. PT	20,800	15,874

Astral Foods Ltd.	53,519	679,429

Avanti Feeds Ltd.	2,250	11,727

AVI Ltd.	16,023	102,757

Binggrae Co. Ltd.	321	20,280

Boustead Plantations Bhd.	60,200	11,648

BRF SA*	33,300	261,743

Britannia Industries Ltd.	2,507	104,385

Camil Alimentos SA*	174,400	304,625

Century Pacific Food, Inc.	17,700	5,210

Charoen Pokphand Enterprise	254,000	482,502

Charoen Pokphand Foods PCL, NVDR	141,700	120,950

Investments	Shares	Value

Food Products – (continued)

Charoen Pokphand Indonesia Tbk. PT	335,400	$124,157

China Agri-Industries Holdings Ltd.	218,000	70,301

China Foods Ltd.	46,789	18,369

China Huishan Dairy Holdings Co. Ltd.* ‡ (c)	158,000	—

China Huiyuan Juice Group Ltd.* (c)	24,000	6,179

China Mengniu Dairy Co. Ltd.*	125,000	462,054

China Modern Dairy Holdings Ltd.*	185,000	27,825

CJ CheilJedang Corp.	872	235,141

CJ CheilJedang Corp. (Preference)	104	12,331

CP Pokphand Co. Ltd.	720,000	61,488

Daesang Corp.	29,648	673,847

Dali Foods Group Co. Ltd.(b)	109,000	77,526

Dongwon F&B Co. Ltd.	79	16,704

Dongwon Industries Co. Ltd.	94	21,485

Dutch Lady Milk Industries Bhd.	700	10,846

Easy Bio, Inc.	58,206	403,105

Farmsco	688	5,124

FGV Holdings Bhd.*	106,100	32,078

Genting Plantations Bhd.	10,400	26,462

GlaxoSmithKline Consumer Healthcare Ltd.	442	46,251

Great Wall Enterprise Co. Ltd.	77,896	88,481

Gruma SAB de CV, Class B	10,355	103,148

Grupo Bimbo SAB de CV, Series A	98,100	217,726

Grupo Lala SAB de CV	16,800	22,344

Grupo Nutresa SA	14,295	118,403

Harim Holdings Co. Ltd.	4,823	55,325

Health & Happiness H&H International Holdings Ltd.*	10,000	61,310

Hortifrut SA	5,552	15,367

Indofood CBP Sukses Makmur Tbk. PT	124,800	85,171

Indofood Sukses Makmur Tbk. PT	228,900	111,639

Industrias Bachoco SAB de CV, Series B	7,300	29,810

IOI Corp. Bhd.	150,600	164,278

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Japfa Comfeed Indonesia Tbk. PT	178,000	$19,486

JBS SA	98,100	490,959

Juhayna Food Industries	35,793	26,886

Kernel Holding SA	5,952	82,405

KRBL Ltd.	2,726	13,024

Kuala Lumpur Kepong Bhd.	16,500	98,733

Lien Hwa Industrial Corp.	22,826	25,041

Lotte Food Co. Ltd.	16	8,629

M Dias Branco SA*	6,500	68,434

Marfrig Global Foods SA*	272,500	504,949

Mayora Indah Tbk. PT	83,900	15,308

Multiexport Foods SA*	695,638	399,146

Namchow Holdings Co. Ltd.	6,000	10,349

Namyang Dairy Products Co. Ltd.	35	18,397

Naturecell Co. Ltd.*	679	7,411

Nestle India Ltd.	1,199	187,991

Nestle Malaysia Bhd.	2,300	81,275

NongShim Co. Ltd.	208	49,946

Oceana Group Ltd.	2,143	10,464

Orion Corp.	1,090	90,417

Orion Holdings Corp.	1,890	30,903

Ottogi Corp.	94	58,421

Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	9,378

Pioneer Foods Group Ltd.(a)	6,240	37,511

PPB Group Bhd.	26,480	120,151

Pulmuone Co. Ltd.(c)	2,071	228,703

QL Resources Bhd.	28,330	46,731

RCL Foods Ltd.	6,412	6,150

Samyang Corp.	139	7,318

Samyang Foods Co. Ltd.	86	5,816

Samyang Holdings Corp.	479	32,968

Sao Martinho SA	7,300	35,278

Sawit Sumbermas Sarana Tbk. PT	135,700	10,332

Sime Darby Plantation Bhd.	115,300	143,898

SLC Agricola SA	2,400	24,970

SPC Samlip Co. Ltd.	191	21,992

Standard Foods Corp.	17,652	31,247

Investments	Shares	Value

Food Products – (continued)

Taokaenoi Food & Marketing PCL, Class R, NVDR	48,800	$16,509

Tata Global Beverages Ltd.	12,584	37,849

Thai Union Group PCL, NVDR	114,400	67,726

Thai Vegetable Oil PCL, NVDR	15,570	13,168

Tiger Brands Ltd.	8,284	143,563

Tingyi Cayman Islands Holding Corp.	76,000	124,965

Tongaat Hulett Ltd.(a)	153,690	229,738

Ulker Biskuvi Sanayi A/S	9,138	29,115

Uni-President China Holdings Ltd.	69,000	63,148

Uni-President Enterprises Corp.	228,000	541,575

United Plantations Bhd.	3,700	23,894

Universal Robina Corp.	47,960	140,164

Want Want China Holdings Ltd.	327,000	259,253

Yashili International Holdings Ltd.*	34,000	4,637

Yihai International Holding Ltd.	18,000	88,791

Zhou Hei Ya International Holdings Co. Ltd.* (b)	43,000	22,691
		10,472,130

Gas Utilities – 0.5%

Aygaz A/S	121,862	188,422

Beijing Enterprises Holdings Ltd.	49,000	260,758

China Gas Holdings Ltd.(a)	109,000	350,811

China Resources Gas Group Ltd.	40,000	185,076

China Tian Lun Gas Holdings Ltd.	490,500	510,169

ENN Energy Holdings Ltd.	36,500	344,743

GAIL India Ltd.	23,980	122,721

Great Taipei Gas Co. Ltd.	21,000	19,844

Grupo Energia Bogota SA ESP	98,072	67,592

Gujarat State Petronet Ltd.	8,528	24,510

Indraprastha Gas Ltd.	7,224	32,488

Infraestructura Energetica Nova SAB de CV(a)	27,000	117,621

Korea Gas Corp.	2,725	107,656

Mahanagar Gas Ltd.(b)	1,456	20,220

Perusahaan Gas Negara Persero Tbk.	472,100	76,861

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – (continued)

Petronas Gas Bhd.	24,500	$104,767

Samchully Co. Ltd.	2,834	225,866

SUI Northern Gas Pipeline*	568,900	304,541

Towngas China Co. Ltd.*	58,339	46,401

Zhongyu Gas Holdings Ltd.	52,000	48,783
		3,159,850

Health Care Equipment & Supplies – 0.1%

Dentium Co. Ltd.	344	20,997

DIO Corp.*	520	17,539

Ginko International Co. Ltd.	3,000	20,533

Hartalega Holdings Bhd.	65,400	79,565

Kossan Rubber Industries	34,400	30,286

Lifetech Scientific Corp.*	82,000	17,246

Microport Scientific Corp.	11,035	10,380

Osstem Implant Co. Ltd.*	612	30,282

Pihsiang Machinery Manufacturing Co. Ltd.* (c)	5,000	2,799

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	100,000	98,147

St Shine Optical Co. Ltd.	2,000	37,280

Top Glove Corp. Bhd.	77,900	91,758

Value Added Technology Co. Ltd.	510	11,635
		468,447

Health Care Providers & Services – 0.5%

Apollo Hospitals Enterprise Ltd.	3,911	68,404

Bangkok Chain Hospital PCL, NVDR	72,800	41,502

Bangkok Dusit Medical Services PCL, NVDR	174,400	139,301

Bumrungrad Hospital PCL, NVDR	20,000	110,885

Celltrion Healthcare Co. Ltd.*	2,487	160,926

Chabiotech Co. Ltd.*	1,560	25,574

China Resources Medical Holdings Co. Ltd.	30,000	21,796

Chularat Hospital PCL, NVDR	183,100	11,241

Dr Lal PathLabs Ltd.(b)	430	6,456

Fleury SA	7,200	37,820

Investments	Shares	Value

Health Care Providers & Services – (continued)

Fortis Healthcare Ltd.*	9,651	$19,225

Genertec Universal Medical Group Co. Ltd.(b)	1,253,500	998,595

Global Cord Blood Corp.	2,900	19,546

Hapvida Participacoes e Investimentos SA(b)	5,300	40,599

HLB Life Science CO Ltd.*	1,132	16,135

IHH Healthcare Bhd.	130,800	175,897

Instituto Hermes Pardini SA	1,800	9,295

KPJ Healthcare Bhd.	145,424	34,470

Life Healthcare Group Holdings Ltd.	71,111	129,214

Medipost Co. Ltd.*	446	13,897

Mitra Keluarga Karyasehat Tbk. PT* (b)	312,000	47,293

Narayana Hrudayalaya Ltd.* (b)	946	2,753

Netcare Ltd.	72,001	120,435

Notre Dame Intermedica Participacoes SA	12,700	112,909

Odontoprev SA	12,000	50,730

Qualicorp Consultoria e Corretora de Seguros SA	12,000	52,249

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	87,200	182,505

Sinopharm Group Co. Ltd., Class H	54,400	213,567

Vibhavadi Medical Center PCL, NVDR	382,700	23,136
		2,886,355

Health Care Technology – 0.1%

Alibaba Health Information Technology Ltd.*	160,000	191,297

Ping An Healthcare and Technology Co. Ltd.* (a) (b)	21,800	106,702
		297,999

Hotels, Restaurants & Leisure – 0.6%

Alsea SAB de CV* (a)	21,900	48,790

AmRest Holdings SE*	4,110	44,288

Ananti, Inc.*	1,058	13,133

Berjaya Sports Toto Bhd.	11,300	7,188

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

BK Brasil Operacao e Assessoria a Restaurantes SA*	2,800	$16,083

Bloomberry Resorts Corp.	239,200	58,478

Central Plaza Hotel PCL	32,800	43,922

China Travel International Investment Hong Kong Ltd.(a)	120,200	27,731

Coffee Day Enterprises Ltd.* (b)	1,720	6,420

CVC Brasil Operadora e Agencia de Viagens SA*	5,900	84,819

DoubleUGames Co. Ltd.	312	20,165

Famous Brands Ltd.*	4,669	27,416

Formosa International Hotels Corp.	2,311	11,742

Genting Bhd.	228,900	389,758

Genting Malaysia Bhd.	141,700	108,987

Gourmet Master Co. Ltd.	4,868	31,035

Grand Korea Leisure Co. Ltd.	1,040	20,699

Haichang Ocean Park Holdings Ltd.* (b)	49,000	10,368

Haidilao International Holding Ltd.* (b)	33,164	127,661

Hana Tour Service, Inc.	403	22,183

Huazhu Group Ltd., ADR(a)	4,796	203,350

Imperial Pacific International Holdings Ltd.*	2,660,000	61,029

Indian Hotels Co. Ltd. (The)	22,940	50,907

Jollibee Foods Corp.	23,980	140,164

Jubilant Foodworks Ltd.	2,807	53,615

Kangwon Land, Inc.	5,232	152,282

Magnum Bhd.	19,400	11,402

Minor International PCL, NVDR	133,100	156,343

MK Restaurants Group PCL, NVDR	10,400	23,699

Modetour Network, Inc.	520	9,971

OPAP SA	11,990	128,997

Paradise Co. Ltd.	2,112	33,538

Sun International Ltd.*	183,338	701,956

Thomas Cook India Ltd.	2,244	7,933

Travellers International Hotel Group, Inc.*	209,900	22,677

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Tsogo Sun Holdings Ltd.	18,411	$27,637

Tuniu Corp., ADR*	4,100	18,860

Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	11,500	20,228

Yum China Holdings, Inc.	17,767	844,643
		3,790,097

Household Durables – 0.8%

AmTRAN Technology Co. Ltd.*	1,090,000	421,524

Arcelik A/S*	6,720	20,646

Crompton Greaves Consumer Electricals Ltd.	23,762	81,189

Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,400	51,310

Dom Development SA	11,009	232,943

Ez Tec Empreendimentos e Participacoes SA	3,515	19,229

Haier Electronics Group Co. Ltd.	120,000	343,386

Hanssem Co. Ltd.	650	57,313

Hyundai Livart Furniture Co. Ltd.	17,222	308,128

Kasen International Holdings Ltd.	32,000	25,982

Kinpo Electronics	1,744,000	620,821

LG Electronics, Inc.	10,682	693,143

LG Electronics, Inc. (Preference)	1,345	34,887

MRV Engenharia e Participacoes SA	26,400	96,971

Nien Made Enterprise Co. Ltd.	8,000	62,652

PIK Group PJSC	3,702	20,953

Skyworth Digital Holdings Ltd.(a)	2,616,000	773,590

Socovesa SA	23,620	13,840

Symphony Ltd.	1,272	25,016

Tatung Co. Ltd.*	110,000	84,722

TCL Electronics Holdings Ltd.	872,000	466,821

TTK Prestige Ltd.	202	23,809

Whirlpool of India Ltd.	1,664	33,319

Woongjin Coway Co. Ltd.	2,507	188,430

Wuxi Little Swan Co. Ltd., Class B	5,200	34,996
		4,735,620

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – 0.2%

Hindustan Unilever Ltd.	33,136	$837,383

Jyothy Laboratories Ltd.	3,300	8,521

Kimberly-Clark de Mexico SAB de CV, Class A* (a)	58,000	99,914

Unilever Indonesia Tbk. PT	54,500	174,018

Vinda International Holdings Ltd.	20,000	38,341
		1,158,177

Independent Power and Renewable Electricity Producers – 1.9%

Aboitiz Power Corp.	93,600	67,714

Adani Power Ltd.*	43,621	28,159

AES Gener SA	216,720	58,666

AES Tiete Energia SA	2	1

AES Tiete Energia SA – UNIT*	5,573	15,236

AES Tiete Energia SA (Preference)	30	16

B Grimm Power PCL, NVDR	41,600	43,978

Banpu Power PCL, NVDR	41,600	29,710

BCPG PCL, NVDR	41,600	23,585

Beijing Enterprises Clean Energy Group Ltd.*	45,780,000	735,244

CGN Power Co. Ltd., Class H(b)	981,000	258,836

China Everbright Greentech Ltd.(b)	34,000	24,962

China Longyuan Power Group Corp. Ltd., Class H	327,000	225,075

China Power International Development Ltd.	500,332	133,288

China Resources Power Holdings Co. Ltd.	184,000	257,517

Cia Energetica de Sao Paulo (Preference), Class B	9,700	63,401

Colbun SA	397,523	88,549

Datang International Power Generation Co. Ltd., Class H	3,924,000	1,015,336

Electricity Generating PCL, NVDR	12,600	116,824

Energy Absolute PCL, NVDR	76,300	133,241

Eneva SA*	316,100	1,589,982

Engie Brasil Energia SA	13,450	151,480

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

First Gen Corp.	1,678,600	$711,865

GCL New Energy Holdings Ltd.* (a)	10,028,000	377,069

Global Power Synergy PCL, NVDR	17,200	33,538

Glow Energy PCL, NVDR	24,800	71,079

Gulf Energy Development PCL, NVDR	36,000	117,839

Huadian Power International Corp. Ltd., Class H	2,290,000	977,834

Huaneng Power International, Inc., Class H	436,000	278,981

Huaneng Renewables Corp. Ltd., Class H	6,758,000	1,946,756

Hub Power Co. Ltd. (The)	31,200	16,322

JSW Energy Ltd.*	22,880	22,978

Kot Addu Power Co. Ltd.	381,500	110,994

Malakoff Corp. Bhd.	188,100	40,036

NHPC Ltd.	265,633	89,176

NTPC Ltd.	103,071	198,647

OGK-2 PJSC	42,401,545	268,352

Ratch Group PCL, NVDR	9,300	18,134

Reliance Power Ltd.*	932,822	81,140

SPCG PCL, NVDR	664,900	374,885

Super Energy Corp. PCL, NVDR*	638,800	12,606

Taiwan Cogeneration Corp.	18,000	15,669

Terna Energy SA*	3,821	29,719

TPI Polene Power PCL, NVDR	156,000	30,296

Unipro PJSC	1,105,000	44,643
		10,929,358

Industrial Conglomerates – 1.7%

3M India Ltd.*	131	43,181

Aamal Co.	9,622	23,783

Aboitiz Equity Ventures, Inc.	100,280	106,991

AG Anadolu Grubu Holding A/S	174,073	370,046

Alfa SAB de CV, Class A(a)	305,200	307,400

Alliance Global Group, Inc.	348,800	100,130

AntarChile SA	12,787	177,127

BGF Co. Ltd.	48,941	345,224

Bidvest Group Ltd. (The)	15,478	234,390

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial Conglomerates – (continued)

Boustead Holdings Bhd.	31,200	$9,659

CITIC Ltd.	625,000	909,769

CJ Corp.	1,308	133,806

CJ Corp. (Preference)* (c)	174	4,022

DMCI Holdings, Inc.	149,300	31,973

Dogan Sirketler Grubu Holding A/S	35,602	6,322

Doosan Corp.	1,444	126,705

Doosan Corp. (Preference)	416	27,314

Dubai Investments PJSC	214,077	79,263

Enka Insaat ve Sanayi A/S	147,259	132,470

Far Eastern New Century Corp.	378,000	412,239

Fosun International Ltd.	230,500	357,264

Godrej Industries Ltd.	3,377	24,973

Grupo Carso SAB de CV, Series A1	18,700	72,262

Hanwha Corp.	5,014	127,051

Hanwha Corp. (Preference)	1,425	17,993

HAP Seng Consolidated Bhd.	33,600	80,292

Hong Leong Industries Bhd.	8,600	21,965

Hosken Consolidated Investments Ltd.	75,973	588,229

Hyosung Corp.	13,952	896,970

Industries Qatar QSC	9,374	311,501

JG Summit Holdings, Inc.	151,120	191,392

KAP Industrial Holdings Ltd.	63,408	32,508

KOC Holding A/S	114,777	311,481

Kolon Corp.	9,265	216,526

LG Corp.	12,753	796,960

Lotte Corp.	4,687	196,805

LT Group, Inc.	131,600	40,506

MMC Corp. Bhd.	708,500	179,931

Mytilineos Holdings SA	11,990	129,871

Quinenco SA	12,939	34,742

Reunert Ltd.	4,870	26,330

Samsung C&T Corp.	4,251	373,006

San Miguel Corp.	17,400	60,268

Shanghai Industrial Holdings Ltd.	37,000	86,966

Siemens Ltd.	5,868	98,941

Sigdo Koppers SA	16,555	31,179

Sime Darby Bhd.	150,000	84,170

Investments	Shares	Value

Industrial Conglomerates – (continued)

SK Holdings Co. Ltd.	3,379	$741,954

SM Investments Corp.	21,800	397,409

Turkiye Sise ve Cam Fabrikalari A/S	78,480	80,196
		10,191,455

Insurance – 3.4%

Anadolu Anonim Turk Sigorta Sirketi	279,476	193,824

Bajaj Finserv Ltd.	1,853	200,354

BB Seguridade Participacoes SA	32,700	233,932

Cathay Financial Holding Co. Ltd.	823,000	1,190,515

China Life Insurance Co. Ltd.	282,000	234,536

China Life Insurance Co. Ltd., Class H	341,000	964,922

China Pacific Insurance Group Co. Ltd., Class H(a)	261,600	1,072,022

China Reinsurance Group Corp., Class H	8,611,000	1,756,137

China Taiping Insurance Holdings Co. Ltd.	140,800	427,134

Cholamandalam Financial Holdings Ltd.	3,206	23,791

DB Insurance Co. Ltd.	4,796	280,826

Discovery Ltd.	20,165	202,631

Fanhua, Inc., ADR	1,700	44,166

Fubon Financial Holding Co. Ltd.	710,000	1,047,733

General Insurance Corp. of India(b)	8,949	30,905

Hanwha General Insurance Co. Ltd.	80,224	345,441

Hanwha Life Insurance Co. Ltd.	23,544	80,418

HDFC Life Insurance Co. Ltd.(b)	17,222	100,169

Hyundai Marine & Fire Insurance Co. Ltd.	5,886	192,732

ICICI Lombard General Insurance Co. Ltd.(b)	3,640	57,219

ICICI Prudential Life Insurance Co. Ltd.(b)	19,875	105,528

IRB Brasil Resseguros S/A	4,100	97,458

Korean Reinsurance Co.	12,862	100,416

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Liberty Holdings Ltd.	14,170	$102,300

Lotte Non-Life Insurance Co. Ltd.*	93,631	220,822

LPI Capital Bhd.	9,127	34,173

Max Financial Services Ltd.*	5,068	30,432

Mercuries & Associates Holding Ltd.	654,000	370,376

Mercuries Life Insurance Co. Ltd.*	123,268	44,279

Meritz Fire & Marine Insurance Co. Ltd.	5,668	115,480

Mirae Asset Life Insurance Co. Ltd.	110,090	499,488

MMI Holdings Ltd.	75,864	94,458

New China Life Insurance Co. Ltd., Class H	39,100	216,547

Old Mutual Ltd.(a)	489,737	785,356

Orange Life Insurance Ltd.(b)	3,161	96,333

Panin Financial Tbk. PT*	20,731,800	587,765

People’s Insurance Co. Group of China Ltd. (The), Class H*	704,000	288,047

PICC Property & Casualty Co. Ltd., Class H	680,000	763,607

Ping An Insurance Group Co. of China Ltd., Class H	234,500	2,823,123

Porto Seguro SA	4,000	54,801

Powszechny Zaklad Ubezpieczen SA	26,269	288,210

Qatar Insurance Co. SAQ	5,917	62,286

Qualitas Controladora SAB de CV, Class I* (a)	261,600	691,580

Rand Merchant Investment Holdings Ltd.	45,671	110,321

Samsung Fire & Marine Insurance Co. Ltd.	3,270	850,987

Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	32,800

Samsung Life Insurance Co. Ltd.	8,720	633,761

Sanlam Ltd.	82,295	439,136

Santam Ltd.	2,471	57,858

Shin Kong Financial Holding Co. Ltd.	1,078,291	304,983

Investments	Shares	Value

Insurance – (continued)

Shinkong Insurance Co. Ltd.	291,000	$365,386

Sul America SA	13,200	104,255

Tongyang Life Insurance Co. Ltd.	9,125	35,425

ZhongAn Online P&C Insurance Co. Ltd., Class H* (a) (b)	8,100	29,218
		20,116,402

Interactive Media & Services – 3.0%

58.com, Inc., ADR*	4,142	297,354

AfreecaTV Co. Ltd.	468	25,601

Autohome, Inc., ADR* (a)	2,616	302,122

Baidu, Inc., ADR*	13,080	2,174,288

Bitauto Holdings Ltd., ADR* (a)	1,200	15,408

Info Edge India Ltd.	2,280	63,373

Kakao Corp.	2,944	302,427

Momo, Inc., ADR(a)	6,540	229,358

NAVER Corp.	6,867	702,484

SINA Corp.*	2,943	185,232

Tencent Holdings Ltd.	257,500	12,734,851

Tian Ge Interactive Holdings Ltd.(b)	25,000	7,743

Weibo Corp., ADR*	2,943	201,596

YY, Inc., ADR*	2,289	193,672
		17,435,509

Internet & Direct Marketing Retail – 3.6%

Alibaba Group Holding Ltd., ADR*	60,495	11,226,057

B2W Cia Digital*	6,247	60,489

Baozun, Inc., ADR* (a)	1,300	63,050

CJ ENM Co. Ltd.	1,090	204,255

Ctrip.com International Ltd., ADR*	17,876	787,438

GS Home Shopping, Inc.	133	19,492

Hyundai Home Shopping Network Corp.	293	25,082

JD.com, Inc., ADR*	38,259	1,158,100

Meituan Dianping, Class B* (a) (b)	177,700	1,291,062

momo.com, Inc.	1,000	8,916

Naspers Ltd., Class N	20,383	5,196,750

NS Shopping Co. Ltd.	23,108	282,878

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Internet & Direct Marketing Retail – (continued)

PChome Online, Inc.*	2,763	$11,758

Pinduoduo, Inc., ADR* (a)	4,156	92,388

Vipshop Holdings Ltd., ADR*	43,600	375,396
		20,803,111

IT Services – 1.0%

21Vianet Group, Inc., ADR*	2,400	18,864

AGTech Holdings Ltd.* (a)	84,000	5,032

Cafe24 Corp.*	360	29,585

Chinasoft International Ltd.*	102,000	58,116

Cielo SA	54,500	105,956

Digital China Holdings Ltd.	58,000	27,649

GDS Holdings Ltd., ADR* (a)	2,400	93,912

HCL Technologies Ltd.	25,724	437,654

Hexaware Technologies Ltd.	3,640	18,236

Infosys Ltd.	177,452	1,916,914

Kginicis Co. Ltd.	23,544	288,216

Larsen & Toubro Infotech Ltd.(b)	2,651	65,437

Mindtree Ltd.	4,608	65,009

Mphasis Ltd.	3,418	47,638

My EG Services Bhd.*	130,600	47,382

NIIT Technologies Ltd.	928	17,258

Persistent Systems Ltd.	900	8,233

Posco ICT Co. Ltd.	2,080	10,203

Samsung SDS Co. Ltd.	1,853	344,220

SONDA SA	24,083	37,438

Systex Corp.	9,000	19,776

Tata Consultancy Services Ltd.	42,074	1,367,316

Tech Mahindra Ltd.	21,800	262,056

TravelSky Technology Ltd., Class H	38,000	97,599

Wipro Ltd.	65,684	281,940
		5,671,639

Leisure Products – 0.0%(d)

Giant Manufacturing Co. Ltd.	13,000	99,075

HLB, Inc.*	1,635	117,431

KMC Kuei Meng International, Inc.	3,315	12,122

Merida Industry Co. Ltd.	9,350	54,464
		283,092

Investments	Shares	Value

Life Sciences Tools & Services – 0.1%

Divi’s Laboratories Ltd.	4,147	$104,152

Genscript Biotech Corp.*	46,000	117,266

LegoChem Biosciences, Inc.*	478	24,224

Samsung Biologics Co. Ltd.* (b)	763	222,078

ST Pharm Co. Ltd.	344	6,729

Syngene International Ltd.(b)	860	7,588

Wuxi Biologics Cayman, Inc.* (b)	19,500	196,109
		678,146

Machinery – 0.6%

AIA Engineering Ltd.*	1,599	41,719

Airtac International Group	6,784	90,450

Ashok Leyland Ltd.	66,163	82,711

China Conch Venture Holdings Ltd.	82,000	276,978

China International Marine Containers Group Co. Ltd., Class H(a)	37,400	47,147

CIMC Enric Holdings Ltd.	36,000	34,966

CRRC Corp. Ltd., Class H	180,000	157,162

Cummins India Ltd.	2,280	23,820

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,692	42,077

Doosan Bobcat, Inc.	1,462	39,987

Doosan Infracore Co. Ltd.*	15,587	97,006

Escorts Ltd.	1,997	21,215

Famur SA	1,118	1,414

Haitian International Holdings Ltd.	30,000	75,101

Hiwin Technologies Corp.	9,629	91,457

Hyundai Construction Equipment Co. Ltd.	624	26,175

Hyundai Elevator Co. Ltd.	633	46,602

Hyundai Heavy Industries Co. Ltd.*	2,071	220,725

Hyundai Heavy Industries Holdings Co. Ltd.	436	127,648

Hyundai Mipo Dockyard Co. Ltd.	1,392	66,969

Hyundai Rotem Co. Ltd.*	1,951	36,243

Iochpe Maxion SA*	7,700	38,750

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

King Slide Works Co. Ltd.	3,000	$31,504

Lakshmi Machine Works Ltd.	148	12,284

Lonking Holdings Ltd.	2,289,000	776,090

Marcopolo SA (Preference)*	32,659	29,102

QST International Corp.	80,000	209,443

Randon SA Implementos e Participacoes (Preference)	11,300	24,315

Rechi Precision Co. Ltd.	21,969	18,378

Samsung Heavy Industries Co. Ltd.*	24,376	171,528

Sany Heavy Equipment International Holdings Co. Ltd.*	46,000	21,987

Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	37,440	14,414

Shin Zu Shing Co. Ltd.	4,000	15,210

Sinotruk Hong Kong Ltd.(a)	69,000	149,338

SKF India Ltd.	624	17,718

Sunonwealth Electric Machine Industry Co. Ltd.	8,000	9,372

Thermax Ltd.	2,214	31,025

WEG SA	32,700	153,803

Weichai Power Co. Ltd., Class H(a)	181,000	295,768
		3,667,601

Marine – 0.5%

Cia Sud Americana de Vapores SA*	797,784	25,377

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	34,000	21,972

COSCO SHIPPING Holdings Co. Ltd., Class H*	3,651,500	1,698,827

Evergreen Marine Corp. Taiwan Ltd.	115,420	50,611

Hyundai Merchant Marine Co. Ltd.*	10,455	35,979

Korea Line Corp.*	19,184	393,320

MISC Bhd.	65,400	109,145

Pan Ocean Co. Ltd.*	13,007	53,057

Qatar Navigation QSC	2,231	41,418

Investments	Shares	Value

Marine – (continued)

U-Ming Marine Transport Corp.	25,000	$26,132

Wan Hai Lines Ltd.	61,000	32,177

Wisdom Marine Lines Co. Ltd.*	460,000	437,656

Yang Ming Marine Transport Corp.*	53,000	15,042
		2,940,713

Media – 0.5%

Astro Malaysia Holdings Bhd.	133,000	46,644

Cheil Worldwide, Inc.	3,633	79,151

China Literature Ltd.* (a) (b)	16,800	76,233

CJ Hello Co. Ltd.	625	4,633

Cyfrowy Polsat SA	13,080	90,546

Dish TV India Ltd.	17,517	9,067

Grupo Televisa SAB, Series CPO(a)	109,000	220,946

Innocean Worldwide, Inc.	520	31,739

KT Skylife Co. Ltd.	28,558	288,477

Media Nusantara Citra Tbk. PT	8,720,000	575,214

Megacable Holdings SAB de CV(a)	9,700	42,583

Plan B Media PCL, NVDR*	72,800	15,506

Smiles Fidelidade SA	81,300	1,008,455

Sun TV Network Ltd.	4,576	37,781

Surya Citra Media Tbk. PT	342,700	44,731

TV18 Broadcast Ltd.*	16,016	7,208

VGI Global Media PCL, NVDR	114,400	34,580

Zee Entertainment Enterprises Ltd.	23,980	149,147
		2,762,641

Metals & Mining – 4.7%

African Rainbow Minerals Ltd.	8,502	100,853

Alrosa PJSC	250,918	366,134

Aluminum Corp. of China Ltd., Class H* (a)	114,000	44,610

Aneka Tambang Tbk.*	1,158,010	70,293

Angang Steel Co. Ltd., Class H(a)	1,526,000	1,025,062

Anglo American Platinum Ltd.(a)	2,682	135,065

AngloGold Ashanti Ltd.	40,875	491,284

Assore Ltd.	4,687	121,423

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Bradespar SA*	3,600	$25,626

Bradespar SA (Preference)*	10,900	88,021

CAP SA	103,114	1,173,929

Century Iron & Steel Industrial Co. Ltd.	8,000	15,766

China Hongqiao Group Ltd.	218,000	179,504

China Metal Recycling Holdings Ltd.* ‡ (c)	51,000	—

China Metal Resources Utilization Ltd.* (b)	56,000	27,410

China Molybdenum Co. Ltd., Class H(a)	5,086,200	1,912,495

China Nonferrous Mining Corp. Ltd.	1,199,000	310,242

China Oriental Group Co. Ltd.	110,000	67,441

China Steel Corp.	585,000	472,339

China Zhongwang Holdings Ltd.	174,400	95,143

Chung Hung Steel Corp.*	1,199,000	477,256

Cia Siderurgica Nacional SA*	32,700	120,360

Dongkuk Steel Mill Co. Ltd.*	1,767	11,420

Eregli Demir ve Celik Fabrikalari TAS	159,685	245,031

Feng Hsin Steel Co. Ltd.	26,000	51,157

Gerdau SA (Preference)	47,982	171,872

Gloria Material Technology Corp.	18,000	11,504

Gold Fields Ltd.	81,096	305,179

Grupa Kety SA	331	29,917

Grupo Mexico SAB de CV, Series B	348,800	1,019,287

Harmony Gold Mining Co. Ltd.*	654,109	1,119,668

Hindalco Industries Ltd.	40,657	120,445

Hyundai Steel Co.	8,393	332,659

Impala Platinum Holdings Ltd.*	23,398	93,453

Industrias CH SAB de CV, Series B*	6,600	30,681

Industrias Penoles SAB de CV	6,540	74,800

Jastrzebska Spolka Weglowa SA*	5,123	77,686

Jenax, Inc.*	705	8,811

Investments	Shares	Value

Metals & Mining – (continued)

Jiangxi Copper Co. Ltd., Class H	109,000	$144,492

Jinchuan Group International Resources Co. Ltd.* (a)	5,559,000	517,255

Jindal Steel & Power Ltd.*	20,072	51,397

JSW Steel Ltd.	47,197	209,237

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	17,887	6,772

KGHM Polska Miedz SA*	13,407	360,207

KISWIRE Ltd.	720	15,810

Korea Zinc Co. Ltd.	545	211,114

Koza Altin Isletmeleri A/S*	2,182	15,564

Kumba Iron Ore Ltd.	2,246	67,155

Maanshan Iron & Steel Co. Ltd., Class H(a)	2,502,000	1,151,276

Magnitogorsk Iron & Steel Works PJSC	183,338	125,485

Mechel PJSC*	291,793	308,026

Mechel PJSC (Preference)	115,649	190,099

Metalurgica Gerdau SA (Preference)	54,500	93,816

MMC Norilsk Nickel PJSC	2,903	644,727

MMG Ltd.*	192,000	82,963

MOIL Ltd.	2,808	6,211

National Aluminium Co. Ltd.	27,956	20,820

Nickel Asia Corp.	6,816,800	313,942

NMDC Ltd.	72,049	104,054

Northam Platinum Ltd.*	10,806	44,924

Novolipetsk Steel PJSC	95,375	252,699

Polyus PJSC	2,465	192,287

Poongsan Corp.	24,852	591,436

POSCO	7,957	1,736,964

Press Metal Aluminium Holdings Bhd.	119,900	137,749

Raspadskaya OJSC*	179,741	380,427

Seah Besteel Corp.	17,113	287,866

Severstal PJSC	20,274	328,139

Shandong Gold Mining Co. Ltd., Class H* (b)	15,000	32,388

Shougang Fushan Resources Group Ltd.	4,796,000	1,161,496

Sibanye Gold Ltd.* (a)	161,974	151,961

Stalprodukt SA	2,398	216,115

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Steel Authority of India Ltd.*	79,638	$63,890

TA Chen Stainless Pipe	80,962	114,889

Tata Steel Ltd.	25,942	207,823

Tung Ho Steel Enterprise Corp.	64,000	45,772

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	23,300	50,902

Vale Indonesia Tbk. PT*	134,900	28,873

Vale SA	309,000	3,918,918

Vedanta Ltd.	163,936	393,260

Volcan Cia Minera SAA, Class B	3,435,571	570,779

YC INOX Co. Ltd.	436,000	368,965

Yieh Phui Enterprise Co. Ltd.	1,962,000	598,105

Young Poong Corp.	65	43,124

Zhaojin Mining Industry Co. Ltd., Class H(a)	36,000	30,974

Zijin Mining Group Co. Ltd., Class H	336,000	131,053
		27,746,026

Multiline Retail – 0.3%

Aeon Co. M Bhd.	28,000	9,752

El Puerto de Liverpool SAB de CV, Class C1	10,900	70,318

Far Eastern Department Stores Ltd.	83,012	44,057

Future Retail Ltd.*	7,735	46,730

Golden Eagle Retail Group Ltd.	27,000	32,006

Hyundai Department Store Co. Ltd.	1,853	161,006

Lojas Americanas SA*	5,250	17,011

Lojas Americanas SA (Preference)	32,700	130,128

Lojas Renner SA	32,700	388,066

Lotte Shopping Co. Ltd.	545	83,046

Magazine Luiza SA	3,100	150,091

Matahari Department Store Tbk. PT	228,900	65,377

Mitra Adiperkasa Tbk. PT	258,000	18,015

Poya International Co. Ltd.	3,000	36,358

Ripley Corp. SA	50,856	43,646

Investments	Shares	Value

Multiline Retail – (continued)

Robinson PCL, NVDR	24,900	$45,432

SACI Falabella	28,014	206,078

Shinsegae, Inc.	327	95,176

Woolworths Holdings Ltd.	44,908	149,451
		1,791,744

Multi-Utilities – 0.0%(d)

Qatar Electricity & Water Co. QSC	2,289	104,975

YTL Corp. Bhd.	186,726	51,034

YTL Power International Bhd.	250,900	54,009
		210,018

Oil, Gas & Consumable Fuels – 5.7%

Adaro Energy Tbk. PT	1,547,800	141,746

Bangchak Corp. PCL, NVDR	41,600	42,349

Banpu PCL, NVDR	185,300	95,189

Bashneft PJSC	720	23,637

Bashneft PJSC (Preference)	1,163	34,119

Bharat Petroleum Corp. Ltd.	76,845	419,669

Bukit Asam Tbk. PT*	130,900	36,376

Bumi Resources Tbk. PT*	1,552,600	13,401

China Coal Energy Co. Ltd., Class H	218,000	96,143

China Petroleum & Chemical Corp., Class H	2,518,000	1,935,343

China Shenhua Energy Co. Ltd., Class H	338,000	747,052

CNOOC Ltd.	1,588,000	2,870,197

Coal India Ltd.	62,457	226,423

Cosan SA	6,700	79,495

Dana Gas PJSC	350,544	91,044

E1 Corp.	5,886	323,991

Ecopetrol SA	233,151	215,093

Empresas COPEC SA	16,350	204,471

Empresas Lipigas SA	4,766	37,816

Enauta Participacoes SA	4,600	15,604

Esso Thailand PCL, NVDR	135,200	47,008

Exxaro Resources Ltd.	24,852	283,134

Formosa Petrochemical Corp.	81,000	300,136

Gazprom PJSC	541,754	1,375,410

Gazprom PJSC, ADR	10,779	53,830

Great Eastern Shipping Co. Ltd. (The)	878	3,646

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Grupa Lotos SA	8,611	$187,062

GS Holdings Corp.	4,796	213,493

Hellenic Petroleum SA	6,163	56,982

Hindustan Petroleum Corp. Ltd.	62,784	262,902

IDG Energy Investment Ltd.*	162,000	22,920

Indian Oil Corp. Ltd.	205,792	467,630

Indika Energy Tbk. PT	2,343,500	280,398

Indo Tambangraya Megah Tbk. PT	41,600	56,124

Inner Mongolia Yitai Coal Co. Ltd., Class B	98,100	117,426

Inner Mongolia Yitai Coal Co. Ltd., Class H	20,800	18,400

IRPC PCL, NVDR	991,900	175,544

Kunlun Energy Co. Ltd.	324,000	341,948

Lubelski Wegiel Bogdanka SA*	16,132	170,671

LUKOIL PJSC	17,549	1,497,620

Mangalore Refinery & Petrochemicals Ltd.	15,060	15,557

Mari Petroleum Co. Ltd.	1,804	14,912

Medco Energi Internasional Tbk. PT*	405,400	25,035

MOL Hungarian Oil & Gas plc	46,979	539,093

Motor Oil Hellas Corinth Refineries SA	6,540	166,670

Novatek PJSC	39,785	742,501

Oil & Gas Development Co. Ltd.	76,300	76,019

Oil & Natural Gas Corp. Ltd.	277,405	674,830

Oil India Ltd.	32,214	83,761

Pakistan Oilfields Ltd.	6,240	18,746

Pakistan Petroleum Ltd.	56,525	67,798

Pakistan State Oil Co. Ltd.	15,854	21,793

PetroChina Co. Ltd., Class H	974,000	618,263

Petroleo Brasileiro SA*	294,300	2,232,040

Petroleo Brasileiro SA (Preference)	436,000	2,992,168

Petron Corp.	3,128,300	372,184

Petronas Dagangan Bhd.	15,200	88,895

Petronet LNG Ltd.	33,681	116,776

Pilipinas Shell Petroleum Corp.	24,960	21,649

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Polski Koncern Naftowy ORLEN SA	28,776	$736,069

Polskie Gornictwo Naftowe i Gazownictwo SA	158,813	240,619

PTT Exploration & Production PCL	469	1,961

PTT Exploration & Production PCL, NVDR	64,931	271,520

PTT PCL, NVDR	850,200	1,298,269

Qatar Fuel QSC	2,071	114,321

Qatar Gas Transport Co. Ltd.	11,058	65,050

Reliance Industries Ltd.	145,079	2,905,178

Rosneft Oil Co. PJSC	48,460	321,778

Rosneft Oil Co. PJSC, GDR(b)	6,040	40,178

RussNeft PJSC*	2,048	17,937

Semirara Mining & Power Corp.	102,400	46,865

Siamgas & Petrochemicals PCL, NVDR	1,013,700	330,226

Sinopec Kantons Holdings Ltd.	1,390,000	620,109

SK Gas Ltd.	5,608	412,419

SK Innovation Co. Ltd.	6,104	953,628

S-Oil Corp.	1,853	146,254

S-Oil Corp. (Preference)	208	11,520

Star Petroleum Refining PCL, NVDR	51,900	17,232

Surgutneftegas PJSC	353,977	134,651

Surgutneftegas PJSC, ADR	3,506	13,119

Surgutneftegas PJSC, ADR, OTC	12,422	74,843

Surgutneftegas PJSC (Preference)	252,553	153,169

Tatneft PJSC	41,249	483,855

Tatneft PJSC, ADR	5,424	381,090

Tatneft PJSC (Preference)	7,007	68,857

Thai Oil PCL, NVDR	76,300	165,506

Transneft PJSC (Preference)	79	205,521

Tupras Turkiye Petrol Rafinerileri A/S	12,208	252,156

Ultrapar Participacoes SA	43,600	231,780

United Tractors Tbk. PT	76,300	145,505

Yanzhou Coal Mining Co. Ltd., Class H	184,000	196,069
		33,527,386

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – 0.7%

Duratex SA	16,474	$41,453

Empresas CMPC SA	53,301	178,784

Hansol Paper Co. Ltd.	23,762	304,106

Indah Kiat Pulp & Paper Corp. Tbk. PT	261,600	135,848

Lee & Man Paper Manufacturing Ltd.	139,000	112,683

Long Chen Paper Co. Ltd.	849,350	497,500

Mondi Ltd.	5,668	124,654

Moorim P&P Co., Ltd.	29,757	155,389

Nine Dragons Paper Holdings Ltd.	159,000	146,933

Pabrik Kertas Tjiwi Kimia Tbk. PT	119,900	84,771

Pfleiderer Group SA	38,913	253,111

Sappi Ltd.	55,372	263,337

Shandong Chenming Paper Holdings Ltd., Class B	697,600	354,784

Shandong Chenming Paper Holdings Ltd., Class H(a)	436,000	226,186

Suzano SA	28,474	293,584

YFY, Inc.	1,853,000	713,592
		3,886,715

Personal Products – 0.4%

Amorepacific Corp.	1,417	252,310

Amorepacific Corp. (Preference)	545	54,586

AMOREPACIFIC Group	1,417	91,220

AMOREPACIFIC Group (Preference)	312	9,014

Chlitina Holding Ltd.	2,000	16,375

Colgate-Palmolive India Ltd.	2,518	43,738

Cosmax, Inc.	322	38,178

Dabur India Ltd.	24,089	137,877

Emami Ltd.	4,766	26,529

Gillette India Ltd.	615	66,664

Godrej Consumer Products Ltd.	17,222	161,390

Grape King Bio Ltd.	5,000	34,708

Hengan International Group Co. Ltd.	35,000	308,493

It’s Hanbul Co. Ltd.	501	12,974

Investments	Shares	Value

Personal Products – (continued)

Kolmar BNH Co. Ltd.	688	$17,021

Kolmar Korea Co. Ltd.	643	40,733

Kolmar Korea Holdings Co. Ltd.	10,028	311,618

LG Household & Health Care Ltd.	436	530,747

LG Household & Health Care Ltd. (Preference)	97	67,177

Marico Ltd.	19,620	101,381

Natura Cosmeticos SA	6,800	89,925

Procter & Gamble Hygiene & Health Care Ltd.	344	50,465

TCI Co. Ltd.	3,644	54,363
		2,517,486

Pharmaceuticals – 0.8%

Adcock Ingram Holdings Ltd.	5,074	23,303

Ajanta Pharma Ltd.	1,415	20,149

Alembic Pharmaceuticals Ltd.	2,150	17,225

Alkem Laboratories Ltd.	1,560	38,540

Aspen Pharmacare Holdings Ltd.	17,767	127,525

Aurobindo Pharma Ltd.	15,042	177,131

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	18,941

Bukwang Pharmaceutical Co. Ltd.	1,970	30,946

Cadila Healthcare Ltd.	14,770	69,110

Caregen Co. Ltd.(c)	258	16,896

Celltrion Pharm, Inc.*	697	35,442

Center Laboratories, Inc.	3,541	8,995

China Grand Pharmaceutical and Healthcare Holdings Ltd.*	32,000	18,844

China Medical System Holdings Ltd.	72,000	63,783

China Resources Pharmaceutical Group Ltd.(b)	85,500	121,623

China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	64,662

Chong Kun Dang Pharmaceutical Corp.	269	23,488

Cipla Ltd.	17,113	139,013

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Consun Pharmaceutical Group Ltd.	16,000	$11,217

CSPC Pharmaceutical Group Ltd.	218,000	420,139

Daewoong Co. Ltd.	1,791	33,194

Daewoong Pharmaceutical Co. Ltd.	266	46,225

Dong-A Socio Holdings Co. Ltd.	104	9,615

Dong-A ST Co. Ltd.	299	26,108

DongKook Pharmaceutical Co. Ltd.	450	22,189

Dr Reddy’s Laboratories Ltd.	3,597	151,720

Genomma Lab Internacional SAB de CV, Class B*	12,000	9,614

Glenmark Pharmaceuticals Ltd.	8,180	75,080

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	31,088

Hanall Biopharma Co. Ltd.*	1,501	41,953

Hanmi Pharm Co. Ltd.	342	127,209

Hanmi Science Co. Ltd.	1,343	86,456

Hua Han Health Industry Holdings Ltd.* (c)	3,780,000	255,360

Hypera SA*	18,500	131,504

Il Dong Pharmaceutical Co. Ltd.	479	9,144

Ilyang Pharmaceutical Co. Ltd.*	756	18,153

Ipca Laboratories Ltd.	1,664	22,788

Jubilant Life Sciences Ltd.	1,723	16,371

JW Holdings Corp.	59,805	340,456

JW Pharmaceutical Corp.	224	7,037

Kalbe Farma Tbk. PT	1,122,700	121,724

Kolon Life Science, Inc.*	291	10,438

Komipharm International Co. Ltd.*	1,432	25,866

Livzon Pharmaceutical Group, Inc., Class H	5,408	19,646

Lotus Pharmaceutical Co. Ltd.*	5,000	15,210

Lupin Ltd.	9,156	114,796

Luye Pharma Group Ltd.(a) (b)	75,000	67,874

Mega Lifesciences PCL, NVDR	23,000	25,936

Investments	Shares	Value

Pharmaceuticals – (continued)

Mezzion Pharma Co. Ltd.*	198	$20,340

Natco Pharma Ltd.	2,480	19,443

Oscotec, Inc.*	808	18,641

Pfizer Ltd.	341	15,409

Pharmally International Holding Co. Ltd.	2,000	13,915

Piramal Enterprises Ltd.	4,251	144,361

Richter Gedeon Nyrt	5,341	105,629

Sam Chun Dang Pharm Co. Ltd.	823	32,232

Samjin Pharmaceutical Co. Ltd.	344	11,499

Sanofi India Ltd.	163	13,149

ScinoPharm Taiwan Ltd.	22,000	18,048

Searle Co. Ltd. (The)	5,980	7,847

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,000	68,703

Sihuan Pharmaceutical Holdings Group Ltd.	436,000	117,261

Sino Biopharmaceutical Ltd.	327,000	314,271

SSY Group Ltd.	80,165	75,716

Sun Pharma Advanced Research Co. Ltd.*	4,836	11,695

Sun Pharmaceutical Industries Ltd.	48,069	316,285

Tong Ren Tang Technologies Co. Ltd., Class H(a)	17,000	23,576

Torrent Pharmaceuticals Ltd.	2,009	51,757

TTY Biopharm Co. Ltd.	12,686	33,664

Wockhardt Ltd.*	175	1,039

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	800	3,962

Yuhan Corp.	476	100,037

Yungjin Pharmaceutical Co. Ltd.*	5,316	29,853

YungShin Global Holding Corp.	11,000	14,987
		4,893,045

Professional Services – 0.0%(d)

51job, Inc., ADR*	1,000	92,340

Benefit Systems SA*	98	17,715

L&T Technology Services Ltd.(b)	1,966	49,106

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Quess Corp. Ltd.* (b)	1,560	$15,676

Sporton International, Inc.	2,386	14,130
		188,967

Real Estate Management & Development – 6.2%

8990 Holdings, Inc.	126,000	34,817

Agile Group Holdings Ltd.(a)	148,000	223,734

Aldar Properties PJSC	356,539	172,778

Aliansce Shopping Centers SA	3,500	16,834

Amata Corp. PCL	44,900	31,504

AP Thailand PCL, NVDR	1,297,100	320,974

Ayala Land, Inc.	261,600	245,725

Bangkok Land PCL, NVDR	100	5

Barwa Real Estate Co.	8,938	85,201

BR Malls Participacoes SA*	43,600	135,757

BR Properties SA	4,577	10,138

Bumi Serpong Damai Tbk. PT*	499,200	50,270

C C Land Holdings Ltd.	56,000	12,920

C&D International Investment Group Ltd.	327,000	432,643

Cathay Real Estate Development Co. Ltd.	33,100	26,940

Central China Real Estate Ltd.	981,000	487,662

China Aoyuan Group Ltd.	133,000	161,219

China Evergrande Group(a)	301,000	964,916

China Jinmao Holdings Group Ltd.	436,000	282,316

China Logistics Property Holdings Co. Ltd.* (b)	59,000	22,335

China Merchants Land Ltd.	1,744,000	304,545

China Oceanwide Holdings Ltd.*	202,000	13,904

China Overseas Grand Oceans Group Ltd.	1,962,000	1,045,346

China Overseas Land & Investment Ltd.	372,000	1,391,669

China Overseas Property Holdings Ltd.	70,000	33,102

China Resources Land Ltd.	263,777	1,148,187

China SCE Group Holdings Ltd.	2,817,000	1,328,536

China South City Holdings Ltd.	6,104,000	925,862

Investments	Shares	Value

Real Estate Management & Development – (continued)

China Vanke Co. Ltd., Class H	130,800	$506,001

China Vast Industrial Urban Development Co. Ltd.(b)	545,000	234,800

Chong Hong Construction Co. Ltd.	24,000	67,571

CIFI Holdings Group Co. Ltd.	343,149	227,880

Ciputra Development Tbk. PT	597,049	47,345

Corp. Inmobiliaria Vesta SAB de CV(a)	773,900	1,216,001

Country Garden Holdings Co. Ltd.	700,000	1,127,795

DAMAC Properties Dubai Co. PJSC	104,520	35,284

DLF Ltd.	19,408	48,203

Dongwon Development Co. Ltd.	54,282	220,957

DoubleDragon Properties Corp.*	42,720	20,658

Echo Investment SA	249,065	251,466

Eco World International Bhd.*	68,800	11,815

E-House China Enterprise Holdings Ltd.* (b)	29,100	37,834

Emaar Development PJSC	81,859	87,360

Emaar Malls PJSC	96,296	45,616

Emaar Properties PJSC	343,568	448,968

Fantasia Holdings Group Co. Ltd.	1,962,000	372,623

Farglory Land Development Co. Ltd.	21,000	25,926

Filinvest Land, Inc.	14,388,000	425,186

Future Land Development Holdings Ltd.	172,000	204,986

Gemdale Properties & Investment Corp. Ltd.(a)	6,540,000	875,290

Globe Trade Centre SA	30,503	70,200

Godrej Properties Ltd.*	3,326	39,685

Greenland Hong Kong Holdings Ltd.	1,090,000	447,370

Greentown China Holdings Ltd.	49,000	44,344

Guangzhou R&F Properties Co. Ltd., Class H	106,400	211,297

Guorui Properties Ltd.(b)	981,000	206,318

Hanson International Tbk. PT*	2,409,275	16,738

Highwealth Construction Corp.	81,000	129,622

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Hongkong Land Holdings Ltd.	54,500	$379,865

Hopson Development Holdings Ltd.	56,000	61,458

Huaku Development Co. Ltd.	327,000	827,527

Hung Sheng Construction Ltd.	763,000	556,799

Iguatemi Empresa de Shopping Centers SA	4,800	46,392

IOI Properties Group Bhd.	145,600	48,246

Jaya Real Property Tbk. PT	5,123,000	213,908

Jiayuan International Group Ltd.(a)	40,430	18,088

Joy City Property Ltd.	480,000	68,524

Kaisa Group Holdings Ltd.* (a)	3,052,000	1,295,429

Kindom Construction Corp.	480,000	326,980

Korea Real Estate Investment & Trust Co. Ltd.	234,023	521,876

KWG Group Holdings Ltd.	109,000	127,542

LAMDA Development SA*	50,467	385,163

Land & Houses PCL, NVDR	155,700	54,623

LOG Commercial Properties e Participacoes SA*	1,731	7,686

Logan Property Holdings Co. Ltd.(a)	130,000	207,128

Longfor Group Holdings Ltd.	143,000	526,767

LSR Group PJSC	57,879	596,917

LVGEM China Real Estate Investment Co. Ltd.	84,000	26,339

Mah Sing Group Bhd.	1,700,400	394,820

MAS Real Estate, Inc.	13,905	21,435

MBK PCL, NVDR	29,800	19,602

Medinet Nasr Housing*	20,044	7,388

Megaworld Corp.	585,000	62,864

Midea Real Estate Holding Ltd.* (b)	23,000	60,832

Mingfa Group International Co. Ltd.* (c)	36,000	8,673

Multiplan Empreendimentos Imobiliarios SA*	11,400	69,145

NEPI Rockcastle plc	22,790	189,537

Oberoi Realty Ltd.	4,021	29,328

Origin Property PCL	78,900	19,524

Pakuwon Jati Tbk. PT	534,400	26,814

Investments	Shares	Value

Real Estate Management & Development – (continued)

Palm Hills Developments SAE*	1,797,083	$253,890

Parque Arauco SA*	36,297	99,864

Phoenix Mills Ltd. (The)	1,462	12,616

Poly Property Group Co. Ltd.	2,725,000	1,142,740

Powerlong Real Estate Holdings Ltd.	2,180,000	1,058,684

Prestige Estates Projects Ltd.	6,656	25,001

Prince Housing & Development Corp.	93,000	33,557

Pruksa Holding PCL, NVDR	62,400	36,746

Quality Houses PCL, NVDR	5,984,100	554,830

Red Star Macalline Group Corp. Ltd., Class H(b)	959,200	907,189

Redco Group(b)	52,000	20,746

Redsun Properties Group Ltd.*	1,308,000	453,484

Renhe Commercial Holdings Co. Ltd.*	1,126,000	37,316

Road King Infrastructure Ltd.	344,000	781,360

Robinsons Land Corp.*	103,906	48,850

Ronshine China Holdings Ltd.* (b)	54,500	75,025

Ruentex Development Co. Ltd.	65,400	89,737

Sansiri PCL, NVDR	8,000,600	358,367

Shanghai Industrial Urban Development Group Ltd.	1,962,000	392,630

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	31,200	47,237

Shenzhen Investment Ltd.	306,793	122,007

Shimao Property Holdings Ltd.	109,000	332,054

Shining Building Business Co. Ltd.*	13,650	4,484

Shui On Land Ltd.	339,000	82,531

Sime Darby Property Bhd.	73,800	19,813

Singha Estate PCL, NVDR	77,400	7,710

Sino-Ocean Group Holding Ltd.	330,267	148,181

Sinyi Realty, Inc.	22,738	23,142

SK D&D Co. Ltd.	258	6,515

Skyfame Realty Holdings Ltd.	96,000	15,785

SM Prime Holdings, Inc.	523,200	416,150

SOHO China Ltd.*	104,000	37,648

SP Setia Bhd. Group	52,000	28,550

Summarecon Agung Tbk. PT	433,400	34,064

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Sunac China Holdings Ltd.	226,000	$1,165,231

Sunway Bhd.	101,237	40,891

Supalai PCL, NVDR	48,600	33,643

Talaat Moustafa Group*	51,370	33,898

Tian An China Investment Co. Ltd.	654,000	357,619

Times China Holdings Ltd.	66,000	119,963

Tomson Group Ltd.	1,420,000	544,803

UEM Sunrise Bhd.	71,900	16,173

United Development Co. QSC	4,850	17,981

UOA Development Bhd.	17,600	9,621

Vista Land & Lifescapes, Inc.	5,896,900	827,179

WHA Corp. PCL, NVDR	394,090	54,068

Yuexiu Property Co. Ltd.	654,000	151,717

Yuzhou Properties Co. Ltd.	188,395	99,416

Zall Smart Commerce Group Ltd.	211,000	82,298

Zhenro Properties Group Ltd.(b)	132,000	91,024

Zhuguang Holdings Group Co. Ltd.*	150,000	23,517
		36,199,742

Road & Rail – 0.2%

BTS Group Holdings PCL, NVDR	220,640	81,552

CAR, Inc.* (a)	25,000	20,235

Cia de Locacao das Americas*	1,500	15,568

CJ Logistics Corp.*	416	56,089

Container Corp. of India Ltd.	11,990	85,020

Cosan Logistica SA*	4,018	14,810

GMexico Transportes SAB de CV(b)	21,300	25,977

Localiza Rent a Car SA*	28,100	257,505

PKP Cargo SA*	41,965	488,921

Rumo SA*	54,500	249,715
		1,295,392

Semiconductors & Semiconductor Equipment – 4.0%

A-DATA Technology Co. Ltd.	285,000	461,150

Ardentec Corp.	582,720	596,844

ASE Technology Holding Co. Ltd.	303,420	704,029

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

ASMedia Technology, Inc.	1,104	$19,078

ASPEED Technology, Inc.	1,000	20,776

Chang Wah Technology Co. Ltd.	21,000	188,926

Chipbond Technology Corp.	26,000	58,898

ChipMOS Techinologies, Inc.	677,000	589,343

Darwin Precisions Corp.	11,000	6,870

DB HiTek Co. Ltd.	55,263	756,930

Elan Microelectronics Corp.	8,400	22,726

Elite Advanced Laser Corp.	3,960	8,381

Elite Semiconductor Memory Technology, Inc.	12,000	12,679

eMemory Technology, Inc.	3,000	37,426

Eo Technics Co. Ltd.	390	23,704

Epistar Corp.	58,000	50,678

Everlight Electronics Co. Ltd.	22,000	21,999

Faraday Technology Corp.	6,000	9,883

Formosa Advanced Technologies Co. Ltd.	218,000	248,681

Foxsemicon Integrated Technology, Inc.	109,000	504,417

GCL-Poly Energy Holdings Ltd.* (a)	17,113,000	1,221,516

GemVax & Kael Co. Ltd.*	2,692	42,633

Global Unichip Corp.	5,000	36,730

Globalwafers Co. Ltd.	9,000	98,152

Greatek Electronics, Inc.	26,000	35,970

Hanmi Semiconductor Co. Ltd.	1,248	9,893

Holtek Semiconductor, Inc.	1,000	2,395

Hua Hong Semiconductor Ltd.(b)	20,000	47,263

Innox Advanced Materials Co. Ltd.*	535	24,136

Jusung Engineering Co. Ltd.	774	5,427

King Yuan Electronics Co. Ltd.	109,000	100,883

Kinsus Interconnect Technology Corp.	347,000	523,291

Koh Young Technology, Inc.	416	34,401

LandMark Optoelectronics Corp.	2,000	17,864

LEENO Industrial, Inc.	416	20,370

Lextar Electronics Corp.*	12,000	6,796

Machvision, Inc.	1,000	13,640

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Macronix International	218,000	$168,962

MediaTek, Inc.	76,000	726,773

Nanya Technology Corp.	109,000	230,692

Novatek Microelectronics Corp.	24,000	156,500

On-Bright Electronics, Inc.	2,000	11,585

Pan Jit International, Inc.*	436,000	383,780

Parade Technologies Ltd.	3,400	57,545

Phison Electronics Corp.	6,000	56,406

Pixart Imaging, Inc.	5,000	15,970

Powertech Technology, Inc.	81,000	201,838

Radiant Opto-Electronics Corp.	19,330	65,057

Realtek Semiconductor Corp.	19,070	128,981

SDI Corp.	7,000	15,834

Semiconductor Manufacturing International Corp.* (a)	163,500	174,850

Seoul Semiconductor Co. Ltd.	1,370	22,459

Sigurd Microelectronics Corp.	478,000	476,438

Silergy Corp.	3,000	49,125

Silicon Works Co. Ltd.	416	17,379

Sino-American Silicon Products, Inc.*	46,000	99,440

Sitronix Technology Corp.	5,000	20,550

SK Hynix, Inc.	57,770	3,906,887

Taiwan Semiconductor Co. Ltd.	9,000	16,252

Taiwan Semiconductor Manufacturing Co. Ltd.	872,000	7,308,760

Tokai Carbon Korea Co. Ltd.	86	4,565

Topco Scientific Co. Ltd.	195,000	559,108

Toptec Co. Ltd.	29,784	257,517

United Microelectronics Corp.	545,000	237,217

United Renewable Energy Co. Ltd.*	42,000	14,271

Vanguard International Semiconductor Corp.	35,000	77,587

Visual Photonics Epitaxy Co. Ltd.	6,000	16,388

Wafer Works Corp.	16,798	21,228

Win Semiconductors Corp.	17,961	120,317

Winbond Electronics Corp.	271,000	140,758

WONIK IPS Co. Ltd.	44,798	1,071,869

XinTec, Inc.*	6,000	7,689

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Xinyi Solar Holdings Ltd.	276,000	$157,254
		23,582,609

Software – 0.1%

Ahnlab, Inc.	190	10,052

Asseco Poland SA	7,412	102,619

Douzone Bizon Co. Ltd.	669	32,758

Kingdee International Software Group Co. Ltd.(a)	76,000	92,997

Kingsoft Corp. Ltd.	40,000	102,226

Linx SA	3,300	26,874

Oracle Financial Services Software Ltd.	883	44,685

Tata Elxsi Ltd.	516	6,902

TOTVS SA	3,500	39,472
		458,585

Specialty Retail – 0.9%

Ace Hardware Indonesia Tbk. PT	517,600	59,933

Beauty Community PCL, NVDR	114,400	24,905

Bermaz Auto Bhd.	20,800	12,074

China Harmony New Energy Auto Holding Ltd.	981,000	347,615

China Yongda Automobiles Services Holdings Ltd.	1,717,500	1,663,778

China ZhengTong Auto Services Holdings Ltd.(a)	1,526,000	844,169

Detsky Mir PJSC(b)	382,045	523,217

Foschini Group Ltd. (The)	11,990	154,522

GOME Retail Holdings Ltd.* (a)	623,447	71,520

Grand Baoxin Auto Group Ltd.	926,500	323,579

Home Product Center PCL, NVDR	228,900	112,568

Hotai Motor Co. Ltd.	17,000	256,917

Hotel Shilla Co. Ltd.	1,558	153,379

Italtile Ltd.	10,931	11,056

JUMBO SA	5,559	100,926

LOTTE Himart Co. Ltd.	936	38,100

M.Video PJSC*	2,600	16,990

Mr Price Group Ltd.	11,554	174,588

Padini Holdings Bhd.	17,200	15,975

Petrobras Distribuidora SA	15,000	89,993

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Pou Sheng International Holdings Ltd.(a)	97,000	$22,750

PTG Energy PCL, NVDR	26,300	9,062

Seobu T&D*	508	4,547

Shinsegae International, Inc.	81	21,738

Siam Global House PCL, NVDR	61,282	33,208

Super Group Ltd.*	9,092	23,275

Truworths International Ltd.	23,762	125,289

Via Varejo SA*	17,100	17,748

Zhongsheng Group Holdings Ltd.(a)	54,500	143,103
		5,396,524

Technology Hardware, Storage & Peripherals – 5.6%

Acer, Inc.	154,858	104,989

Advantech Co. Ltd.	16,220	131,226

Asustek Computer, Inc.	70,000	534,611

Casetek Holdings Ltd.	238,875	398,885

Catcher Technology Co. Ltd.	77,000	609,252

Chicony Electronics Co. Ltd.	23,992	59,085

China Goldjoy Group Ltd.(a)	15,260,000	602,978

Clevo Co.*	25,000	23,786

CMC Magnetics Corp.*	44,000	10,024

Compal Electronics, Inc.	436,000	281,486

Coolpad Group Ltd.* (c)	326,000	29,918

Darfon Electronics Corp.	264,000	406,666

Ennoconn Corp.	74,868	659,011

Getac Technology Corp.	16,000	24,051

Gigabyte Technology Co. Ltd.	44,000	70,697

HTC Corp.*	29,000	39,228

Inventec Corp.	143,000	114,766

Legend Holdings Corp., Class H(a) (b)	54,500	148,313

Lenovo Group Ltd.	654,000	606,034

Lite-On Technology Corp.	218,000	307,236

Meitu, Inc.* (b)	82,500	30,285

Micro-Star International Co. Ltd.	28,000	77,564

Mitac Holdings Corp.	82,409	85,340

Pegatron Corp.	218,000	411,294

Primax Electronics Ltd.	593,000	1,212,828

Qisda Corp.	136,000	86,483

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Quanta Computer, Inc.	266,000	$509,602

Ritek Corp.*	32,590	10,863

Samsung Electronics Co. Ltd.	537,379	21,092,177

Samsung Electronics Co. Ltd. (Preference)	81,641	2,599,876

Sindoh Co. Ltd.	16	688

Transcend Information, Inc.	7,000	15,857

Wistron Corp.	269,573	223,328

Xiaomi Corp., Class B* (a) (b)	610,400	935,199
		32,453,626

Textiles, Apparel & Luxury Goods – 1.6%

Aditya Birla Fashion and Retail Ltd.*	6,536	20,274

Alpargatas SA (Preference)*	7,375	29,218

ANTA Sports Products Ltd.	42,000	296,046

Arezzo Industria e Comercio SA	1,600	20,657

Arvind Ltd.	7,361	8,821

Bata India Ltd.	2,024	42,311

Bosideng International Holdings Ltd.	126,000	34,690

CCC SA	1,067	57,808

China Dongxiang Group Co. Ltd.	5,123,000	757,473

China Lilang Ltd.	22,000	22,938

Cia Hering	4,800	38,798

Citychamp Watch & Jewellery Group Ltd.	1,962,000	435,144

Eclat Textile Co. Ltd.	9,698	138,090

F&F Co. Ltd.	11,990	834,471

Feng TAY Enterprise Co. Ltd.	17,122	138,800

FF Group* (c)	3,536	19,021

Fila Korea Ltd.	2,527	178,252

Formosa Taffeta Co. Ltd.	33,000	39,780

Fuguiniao Co. Ltd., Class H* (c)	334,800	165,578

Grendene SA	18,822	34,973

Guararapes Confeccoes SA*	300	10,943

Handsome Co. Ltd.	1,177	43,124

Hansae Co. Ltd.	1,034	25,625

HengTen Networks Group Ltd.* (a)	1,032,000	29,597

HS Industries Co. Ltd.	51,775	472,032

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Hwaseung Enterprise Co. Ltd.	331	$3,840

JNBY Design Ltd.(b)	10,000	19,757

Lao Feng Xiang Co. Ltd., Class B	294,300	1,016,512

LF Corp.	27,141	578,531

Li Ning Co. Ltd.*	77,000	139,957

LPP SA	83	185,704

Makalot Industrial Co. Ltd.	7,650	52,731

Nan Liu Enterprise Co. Ltd.	2,000	10,679

Nishat Mills Ltd.	258,800	221,986

Page Industries Ltd.	218	72,376

Pou Chen Corp.	239,000	290,426

Quang Viet Enterprise Co. Ltd.	4,000	20,323

Rajesh Exports Ltd.	6,498	63,024

Raymond Ltd.	60	666

Roo Hsing Co. Ltd.*	654,000	292,068

Ruentex Industries Ltd.	37,800	90,277

Shenzhou International Group Holdings Ltd.	33,600	450,975

Shinkong Textile Co. Ltd.	327,000	447,626

Tainan Spinning Co. Ltd.	48,555	18,934

Taiwan Paiho Ltd.	11,000	26,912

Texhong Textile Group Ltd.	346,500	469,043

Titan Co. Ltd.	13,952	232,397

Welspun India Ltd.	11,024	8,440

Xtep International Holdings Ltd.	39,000	22,221

Youngone Corp.	890	28,152

Youngone Holdings Co. Ltd.	7,521	418,495
		9,076,516

Thrifts & Mortgage Finance – 0.5%

Dewan Housing Finance Corp. Ltd.	265,306	515,517

GRUH Finance Ltd.*	6,573	30,033

Housing Development Finance Corp. Ltd.	80,115	2,297,984

Indiabulls Housing Finance Ltd.	15,260	152,581

LIC Housing Finance Ltd.	13,843	98,866

Malaysia Building Society Bhd.	94,322	22,699

PNB Housing Finance Ltd.(b)	860	8,756

Sangsangin Co. Ltd.*	753	12,409
		3,138,845

Investments	Shares	Value

Tobacco – 0.2%

British American Tobacco Malaysia Bhd.	5,900	$49,746

Eastern Co. SAE	83,603	88,318

Gudang Garam Tbk. PT	23,000	136,345

ITC Ltd.	134,615	583,236

KT&G Corp.	5,886	513,951
		1,371,596

Trading Companies & Distributors – 0.5%

Adani Enterprises Ltd.	15,288	27,926

AKR Corporindo Tbk. PT	71,700	22,391

Barloworld Ltd.	9,025	80,107

BOC Aviation Ltd.(a) (b)	21,800	187,562

Brighton-Best International Taiwan, Inc.	16,000	17,993

China Aircraft Leasing Group Holdings Ltd.(b)	410,500	470,913

CITIC Resources Holdings Ltd.	3,270,000	308,435

Ferreycorp SAA	1,367,950	1,012,378

HC Group, Inc.*	50,000	25,493

LG International Corp.	40,548	661,250

Posco International Corp.	3,955	61,958

SK Networks Co. Ltd.	12,371	62,059
		2,938,465

Transportation Infrastructure – 1.5%

Adani Ports & Special Economic Zone Ltd.	34,880	196,982

Airports of Thailand PCL	54,000	115,443

Airports of Thailand PCL, NVDR	142,200	305,112

ALEATICA SAB de CV(a)	26,500	28,767

Bangkok Aviation Fuel Services PCL, NVDR	18,800	21,494

Bangkok Expressway & Metro PCL, NVDR	414,200	141,418

Beijing Capital International Airport Co. Ltd., Class H	74,000	65,837

CCR SA	54,500	161,280

China Merchants Port Holdings Co. Ltd.	140,123	282,911

COSCO SHIPPING Ports Ltd.	69,384	69,159

DP World plc	7,412	148,240

Grupo Aeroportuario del Centro Norte SAB de CV	16,000	98,240

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,200	$154,022

Grupo Aeroportuario del Sureste SAB de CV, Class B	8,720	143,134

International Container Terminal Services, Inc.	42,650	103,530

Jasa Marga Persero Tbk. PT*	88,423	37,851

Jiangsu Expressway Co. Ltd., Class H	62,000	88,194

Lingkaran Trans Kota Holdings Bhd.	17,200	17,889

Malaysia Airports Holdings Bhd.	57,900	106,851

Novorossiysk Commercial Sea Port PJSC	289,596	32,221

Promotora y Operadora de Infraestructura SAB de CV	10,900	110,496

Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	15,052

Qingdao Port International Co. Ltd., Class H* (b)	1,526,000	1,060,074

Shenzhen Expressway Co. Ltd., Class H	976,000	1,188,059

Shenzhen International Holdings Ltd.	54,500	117,539

Sociedad Matriz SAAM SA	6,523,432	623,281

Taiwan High Speed Rail Corp.	109,000	132,630

TAV Havalimanlari Holding A/S	19,402	82,230

Tianjin Port Development Holdings Ltd.*	2,180,000	252,862

Westports Holdings Bhd.	61,600	56,616

Yuexiu Transport Infrastructure Ltd.(a)	938,000	763,992

Zhejiang Expressway Co. Ltd., Class H	2,014,000	2,158,939
		8,880,345

Water Utilities – 0.5%

Aguas Andinas SA, Class A	150,093	86,121

Beijing Enterprises Water Group Ltd.*	534,000	331,478

Investments	Shares	Value

Water Utilities – (continued)

China Everbright Water Ltd.	42,900	$13,867

China Water Affairs Group Ltd.	28,000	28,802

Cia de Saneamento Basico do Estado de Sao Paulo*	32,700	389,059

Cia de Saneamento de Minas Gerais-COPASA	5,400	94,322

Cia de Saneamento do Parana (Preference)	479,600	1,728,857

Guangdong Investment Ltd.	142,000	266,067

Inversiones Aguas Metropolitanas SA	11,208	17,231

Manila Water Co., Inc.	33,800	14,658

TTW PCL, NVDR	68,000	26,412
		2,996,874

Wireless Telecommunication Services – 1.9%

Advanced Info Service PCL, NVDR	47,500	282,694

America Movil SAB de CV, Series L(a)	1,079,100	800,976

Axiata Group Bhd.	141,700	136,062

Bharti Airtel Ltd.	129,383	595,818

China Mobile Ltd.	548,117	5,222,391

DiGi.Com Bhd.	87,200	97,018

Empresa Nacional de Telecomunicaciones SA	5,699	59,472

Far EasTone Telecommunications Co. Ltd.	81,000	198,693

Global Telecom Holding SAE*	170,720	44,467

Globe Telecom, Inc.	1,560	53,285

Indosat Tbk. PT	1,580,500	289,481

Maxis Bhd.	76,300	98,916

Mobile TeleSystems PJSC	93,849	370,440

MTN Group Ltd.	79,243	571,373

PLAY Communications SA(b)	10,800	66,468

PLDT, Inc.	3,600	84,970

Sarana Menara Nusantara Tbk. PT	963,500	52,401

Sistema PJSFC	274,100	37,441

SK Telecom Co. Ltd.	3,924	831,392

Taiwan Mobile Co. Ltd.	79,000	288,890

TIM Participacoes SA*	32,700	96,768

Turkcell Iletisim Hizmetleri A/S	106,275	222,537

Vodacom Group Ltd.	30,193	242,871

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

Vodafone Idea Ltd.*	526,713	$116,999

Vodafone Qatar QSC	20,384	43,217

XL Axiata Tbk. PT*	149,675	30,670
		10,935,710
Total Common Stocks (Cost $510,572,404)		577,104,064
	Number of Rights

RIGHTS – 0.0%(d)

Biotechnology – 0.0%(d)

OBI Pharma, Inc., expiring 6/10/2019, price 135.00 TWD* (c)	584	387

Capital Markets – 0.0%

Haitong Securities Co. Ltd., expiring 12/31/2019* ‡ (c)	10,900	—

Diversified Telecommunication Services – 0.0%(d)

Bharti Airtel Services Ltd., expiring 5/17/2019, price 220.00 INR* (c)	36,690	52,909

Electric Utilities – 0.0%

RusHydro PJSC, expiring 6/28/2019, price 1.00 RUB* ‡ (c)	565,935	—

Electrical Equipment – 0.0%(d)

Doosan Heavy Industries & Construction Co. Ltd., expiring 5/9/2019, price 5,550.00 KRW* (c)	3,772	5,150

Independent Power and Renewable Electricity Producers – 0.0%(d)

Hub Power Co. Ltd. (The), expiring 6/4/2019, price 50.00 PKR* (c)	3,775	639

Investments	Number of Rights	Value

Machinery – 0.0%

China International Marine Containers Group Co. Ltd., expiring 12/31/2019* ‡ (c)	363	$—
Total Rights (Cost $—)		59,085
	Principal Amount

CORPORATE BONDS – 0.0%(d)

Independent Power and Renewable Electricity Producers – 0.0%(d)

NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $—)	INR49,126	9,170
	Number of Warrants

WARRANTS – 0.0%

Hotels, Restaurants & Leisure – 0.0%

Minor International PCL, expiring 12/31/2021, price 43.00 THB* ‡ (c) (Cost $—)	6,655	—
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 0.6%

REPURCHASE AGREEMENTS – 0.6%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $3,328,076, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $3,394,647	$3,327,822	3,327,822

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 2.53%, dated 4/30/2019, due 5/1/2019, repurchase price $250,018, collateralized by various U.S. Treasury Securities, ranging from 0.38% – 2.88%, maturing 2/15/2020 – 8/15/2026; Common Stocks; total market value $278,765	$250,000	$250,000
		3,577,822
Total Securities Lending Reinvestments (Cost $3,577,822)		3,577,822
Total Investments – 99.4% (Cost $514,150,226)		580,750,141

Other Assets Less Liabilities – 0.6%		3,511,185
NET ASSETS – 100.0%		$584,261,326

*	Non-income producing security.

^	Security subject to restrictions on resale.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $23,130,022, collateralized in the form of cash with a value of $3,577,822 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,553,536 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15, 2048 and $15,653,001 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 15, 2019 – September 20, 2117; a total value of $24,784,359.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $1,412,222, which represents approximately 0.24% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $3,577,822.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

INR – Indian Rupee

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

PKR – Pakistani Rupee

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

RUB – Russian Ruble

SCA – Limited partnership with share capital

THB – Thai Baht

TWD – Taiwan Dollar

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,150,347
Aggregate gross unrealized depreciation	(37,845,669)
Net unrealized appreciation	$60,304,678
Federal income tax cost	$520,681,609

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	130	06/21/2019	USD	$7,021,300	$205,303

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	385,152	BNP Paribas SA	BRL*	1,481,938	06/19/2019	$11,440
USD	173,325	Goldman Sachs & Co.	HKD	1,357,384	06/19/2019	183
USD	907,815	Morgan Stanley	KRW*	1,022,697,890	06/19/2019	30,760
USD	108,539	Goldman Sachs & Co.	TWD*	3,342,878	06/19/2019	11
Total unrealized appreciation						$42,394
BRL*	815,839	Citibank NA	USD	215,000	06/19/2019	$(9,264)
HKD	782,962	Credit Suisse International	USD	100,000	06/19/2019	(129)
USD	196,204	Goldman Sachs & Co.	INR*	13,841,415	06/19/2019	(1,571)
USD	24,457	Goldman Sachs & Co.	RUB*	1,628,891	06/19/2019	(587)
Total unrealized depreciation						$(11,551)
Net unrealized appreciation						$30,843

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

RUB – Russian Ruble

TWD – Taiwan Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Brazil	5.9%
Chile	1.1
China	33.6
Colombia	0.5
Czech Republic	0.1
Egypt	0.4
Greece	0.5
Hungary	0.4
India	6.1
Indonesia	1.9
Malaysia	1.6
Mexico	2.1
Pakistan	0.4
Peru	0.4
Philippines	1.5
Poland	1.3
Qatar	0.7
Russia	3.0
South Africa	4.8
South Korea	16.0
Taiwan	12.9
Thailand	1.9
Turkey	0.9
United Arab Emirates	0.8
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 99.8%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $8,738,297)	134,688	$8,399,144

Total Investments – 99.8% (Cost $8,738,297)		8,399,144

Other Assets Less Liabilities – 0.2%		19,712
NET ASSETS – 100.0%		$8,418,856

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,383
Aggregate gross unrealized depreciation	(373,108)
Net unrealized depreciation	$(344,725)
Federal income tax cost	$8,762,834

The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$7,846,364	$958,605	$782,042	134,688	$8,399,144	$404,538	$76,672	$(28,321)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	435,046	Morgan Stanley	AUD	608,000	05/21/2019	$6,896
USD	744,646	Morgan Stanley	CAD	995,000	05/21/2019	4,600
USD	420,401	Morgan Stanley	CHF	425,000	05/21/2019	2,530
USD	102,497	Morgan Stanley	DKK	679,000	05/21/2019	382
USD	2,211,051	Morgan Stanley	EUR	1,962,000	05/21/2019	8,519
USD	269,706	Morgan Stanley	HKD	2,115,000	05/21/2019	38
USD	74,980	Morgan Stanley	ILS	269,000	05/21/2019	179
USD	100,750	Morgan Stanley	NOK	857,000	05/21/2019	1,566
USD	26,721	Morgan Stanley	NZD	40,000	05/21/2019	35
USD	235,815	Morgan Stanley	SEK	2,189,000	05/21/2019	5,190
USD	100,346	Morgan Stanley	SGD	136,000	05/21/2019	403
Total unrealized appreciation						$30,338
USD	1,412,180	Morgan Stanley	GBP	1,084,000	05/21/2019	$(2,481)
USD	2,273,002	Morgan Stanley	JPY	253,729,000	05/21/2019	(8,892)
Total unrealized depreciation						$(11,373)
Net unrealized appreciation						$18,965

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 98.4%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $5,851,436)	107,376	$5,789,714

Total Investments – 98.4% (Cost $5,851,436)		5,789,714

Other Assets Less Liabilities – 1.6%		95,458
NET ASSETS – 100.0%		$5,885,172

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,771
Aggregate gross unrealized depreciation	(98,937)
Net unrealized depreciation	$(80,166)
Federal income tax cost	$5,913,584

The FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$4,467,575	$689,882	$57,324	107,376	$5,789,714	$700,680	$24,041	$(11,099)

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contract as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	1	06/21/2019	USD	$54,010	$2,130

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares®	Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	342,049	Morgan Stanley	BRL*	1,350,000	05/22/2019	$860
USD	66,175	Morgan Stanley	CLP*	43,820,000	05/22/2019	1,710
USD	33,811	Morgan Stanley	EUR	30,000	05/22/2019	130
USD	1,786,602	Morgan Stanley	HKD	14,010,000	05/22/2019	258
USD	112,275	Morgan Stanley	IDR*	1,585,310,000	05/22/2019	1,294

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	984,394	Morgan Stanley	KRW*	1,118,610,000	05/22/2019	$26,105
USD	124,909	Morgan Stanley	MXN	2,360,000	05/22/2019	1,260
USD	86,210	Morgan Stanley	PHP*	4,470,000	05/22/2019	577
USD	81,500	Morgan Stanley	PLN	310,000	05/22/2019	471
USD	173,944	Morgan Stanley	RUB*	11,180,000	05/22/2019	1,335
USD	110,640	Morgan Stanley	THB	3,520,000	05/22/2019	331
USD	57,321	Morgan Stanley	TRY	340,000	05/22/2019	1,094
USD	772,628	Morgan Stanley	TWD*	23,790,000	05/22/2019	1,721
USD	290,642	Morgan Stanley	ZAR	4,100,000	05/22/2019	5,349
Total unrealized appreciation						$42,495
USD	371,316	Morgan Stanley	INR*	25,900,000	05/22/2019	$(71)
USD	93,436	Morgan Stanley	MYR*	390,000	05/24/2019	(850)
Total unrealized depreciation						$(921)
Net unrealized appreciation						$41,574

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Aerospace & Defense – 2.4%

Boeing Co. (The)	4,128	$1,559,104

Textron, Inc.	7,968	422,304
		1,981,408

Air Freight & Logistics – 1.1%

CH Robinson Worldwide, Inc.	4,800	388,800

Expeditors International of Washington, Inc.	6,144	487,956
		876,756

Airlines – 1.0%

Southwest Airlines Co.	7,296	395,662

United Continental Holdings, Inc.*	4,800	426,528
		822,190

Banks – 3.9%

Bank of America Corp.	16,608	507,873

Citigroup, Inc.	23,904	1,690,013

Citizens Financial Group, Inc.	11,520	417,024

Fifth Third Bancorp	16,992	489,709

JPMorgan Chase & Co.	1,344	155,971
		3,260,590

Beverages – 0.5%

Molson Coors Brewing Co., Class B	6,240	400,546

Biotechnology – 2.7%

AbbVie, Inc.	1,728	137,186

Amgen, Inc.	7,488	1,342,748

Biogen, Inc.*	3,264	748,239
		2,228,173

Capital Markets – 2.7%

Goldman Sachs Group, Inc. (The)	5,952	1,225,636

Morgan Stanley	21,216	1,023,672
		2,249,308

Chemicals – 1.8%

Celanese Corp.(a)	1,920	207,149

CF Industries Holdings, Inc.	8,928	399,796

LyondellBasell Industries NV, Class A	5,664	499,735

Investments	Shares	Value

Chemicals – (continued)

Mosaic Co. (The)	13,632	$355,931
		1,462,611

Communications Equipment – 2.4%

Cisco Systems, Inc.	35,904	2,008,829

Construction & Engineering – 0.6%

Jacobs Engineering Group, Inc.(a)	6,240	486,346

Consumer Finance – 2.7%

Ally Financial, Inc.	16,512	490,571

Capital One Financial Corp.	7,488	695,111

Discover Financial Services	6,336	516,321

Synchrony Financial	15,072	522,546
		2,224,549

Diversified Financial Services – 0.4%

Berkshire Hathaway, Inc., Class B*	1,440	312,062

Diversified Telecommunication Services – 2.5%

CenturyLink, Inc.	32,832	374,942

Verizon Communications, Inc.	29,664	1,696,484
		2,071,426

Electric Utilities – 1.5%

Exelon Corp.	15,072	767,918

Pinnacle West Capital Corp.	4,800	457,296
		1,225,214

Electrical Equipment – 0.7%

Eaton Corp. plc	7,008	580,403

Electronic Equipment, Instruments & Components – 0.6%

CDW Corp.	4,800	506,880

Entertainment – 0.5%

Viacom, Inc., Class B	15,072	435,732

Equity Real Estate Investment Trusts (REITs) – 3.0%

Duke Realty Corp.	15,072	469,041

Equity Residential	2,208	168,735

HCP, Inc.	14,208	423,114

Host Hotels & Resorts, Inc.	23,808	458,066

Public Storage	2,592	573,298

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

SL Green Realty Corp.	4,608	$407,071
		2,499,325

Food & Staples Retailing – 2.9%

Kroger Co. (The)	16,320	420,730

Walgreens Boots Alliance, Inc.	13,536	725,123

Walmart, Inc.	12,288	1,263,698
		2,409,551

Food Products – 0.6%

Archer-Daniels-Midland Co.	11,424	509,510

Gas Utilities – 0.0%(b)

UGI Corp.	576	31,398

Health Care Equipment & Supplies – 1.5%

Danaher Corp.	5,184	686,569

Medtronic plc	5,952	528,597
		1,215,166

Health Care Providers & Services – 3.6%

Anthem, Inc.	4,032	1,060,537

Cardinal Health, Inc.	8,256	402,150

Humana, Inc.	2,208	563,945

McKesson Corp.	3,648	435,024

UnitedHealth Group, Inc.	2,016	469,869
		2,931,525

Hotels, Restaurants & Leisure – 1.3%

Hilton Worldwide Holdings, Inc.	5,856	509,413

Yum! Brands, Inc.	5,472	571,222
		1,080,635

Independent Power and Renewable Electricity Producers – 1.1%

AES Corp.	26,688	456,899

NRG Energy, Inc.	9,984	411,041
		867,940

Insurance – 3.2%

Aflac, Inc.	12,672	638,415

Allstate Corp. (The)	5,664	561,076

Athene Holding Ltd., Class A*	576	26,012

Investments	Shares	Value

Insurance – (continued)

Loews Corp.	960	$49,239

MetLife, Inc.	13,632	628,844

Progressive Corp. (The)	9,504	742,738

Torchmark Corp.	96	8,415
		2,654,739

Interactive Media & Services – 2.7%

Alphabet, Inc., Class A*	192	230,200

Alphabet, Inc., Class C*	384	456,377

Facebook, Inc., Class A*	3,360	649,824

IAC/InterActiveCorp*	2,112	474,862

Match Group, Inc.(a)	7,488	452,275
		2,263,538

Internet & Direct Marketing Retail – 2.2%

Amazon.com, Inc.*	731	1,408,286

eBay, Inc.	10,560	409,200
		1,817,486

IT Services – 5.8%

Cognizant Technology Solutions Corp., Class A	9,408	686,408

DXC Technology Co.	7,296	479,639

Fidelity National Information Services, Inc.(a)	5,280	612,110

International Business Machines Corp.	10,176	1,427,387

Mastercard, Inc., Class A	4,032	1,025,096

VeriSign, Inc.*	2,784	549,701
		4,780,341

Life Sciences Tools & Services – 0.5%

Waters Corp.*	1,920	409,997

Machinery – 1.8%

Cummins, Inc.	3,072	510,843

Dover Corp.	4,992	489,416

PACCAR, Inc.	7,296	522,904
		1,523,163

Media – 1.8%

CBS Corp. (Non-Voting), Class B	7,968	408,519

Discovery, Inc., Class C*	192	5,522

Fox Corp., Class A*	4,286	167,111

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Interpublic Group of Cos., Inc. (The)	18,336	$421,728

Omnicom Group, Inc.(a)	5,664	453,290
		1,456,170

Metals & Mining – 1.0%

Nucor Corp.	7,776	443,776

Steel Dynamics, Inc.	11,520	364,954
		808,730

Multiline Retail – 1.5%

Kohl’s Corp.	6,624	470,967

Macy’s, Inc.	17,184	404,511

Nordstrom, Inc.	8,160	334,723
		1,210,201

Multi-Utilities – 1.1%

CenterPoint Energy, Inc.	14,208	440,448

DTE Energy Co.	4,032	506,863
		947,311

Oil, Gas & Consumable Fuels – 6.4%

Chevron Corp.	14,784	1,774,967

ConocoPhillips	17,760	1,121,011

Exxon Mobil Corp.	4,320	346,810

HollyFrontier Corp.	7,488	357,402

Marathon Petroleum Corp.	6,912	420,733

Phillips 66	7,296	687,794

Valero Energy Corp.	6,624	600,532
		5,309,249

Personal Products – 0.5%

Herbalife Nutrition Ltd.*	7,104	375,446

Pharmaceuticals – 3.7%

Allergan plc	5,376	790,272

Johnson & Johnson	13,536	1,911,283

Mylan NV*	14,400	388,656
		3,090,211

Professional Services – 0.5%

Robert Half International, Inc.	6,144	381,481

Investments	Shares	Value

Road & Rail – 0.6%

Norfolk Southern Corp.	2,592	$528,820

Semiconductors & Semiconductor Equipment – 5.8%

Broadcom, Inc.	4,896	1,558,887

Intel Corp.	34,656	1,768,842

Lam Research Corp.	2,784	577,485

Micron Technology, Inc.*	18,336	771,212

NXP Semiconductors NV	1,440	152,093
		4,828,519

Software – 5.9%

Citrix Systems, Inc.(a)	4,032	407,071

Intuit, Inc.	3,936	988,172

Microsoft Corp.	14,400	1,880,640

Oracle Corp.	28,992	1,604,127
		4,880,010

Specialty Retail – 4.2%

Advance Auto Parts, Inc.	288	47,900

AutoZone, Inc.*	480	493,589

Best Buy Co., Inc.	7,488	557,182

Gap, Inc. (The)	13,824	360,530

Home Depot, Inc. (The)	9,024	1,838,189

O’Reilly Automotive, Inc.*	384	145,371
		3,442,761

Technology Hardware, Storage & Peripherals – 3.7%

Apple, Inc.	9,792	1,964,962

Hewlett Packard Enterprise Co.	30,720	485,683

HP, Inc.	26,688	532,426

NetApp, Inc.	1,152	83,923
		3,066,994

Textiles, Apparel & Luxury Goods – 1.2%

Ralph Lauren Corp.	3,264	429,477

VF Corp.	5,760	543,802
		973,279

Tobacco – 1.8%

Altria Group, Inc.	26,784	1,455,175

Trading Companies & Distributors – 0.5%

WW Grainger, Inc.	1,344	379,008
Total Common Stocks (Cost $75,110,140)		81,260,702

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 0.8%

REPURCHASE AGREEMENTS – 0.8%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $653,554, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $666,626 (Cost $653,504)	$653,504	$653,504
Total Investments – 99.2% (Cost $75,763,644)		81,914,206

Other Assets Less Liabilities – 0.8%		681,350
NET ASSETS – 100.0%		$82,595,556

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $1,627,638, collateralized in the form of cash with a value of
$653,504 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $590,129 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.13%, and maturity dates ranging from May 9, 2019 – May 15, 2048 and $468,663 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from October 7, 2019 – March 22, 2068; a total value of $1,712,296.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $653,504.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,468,999
Aggregate gross unrealized depreciation	(2,254,278)
Net unrealized appreciation	$6,214,721
Federal income tax cost	$75,763,644

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	9	06/21/2019	USD	$1,326,825	$64,159

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Aerospace & Defense – 0.1%

Arconic, Inc.	1,404	$30,158

Spirit AeroSystems Holdings, Inc., Class A	78	6,778
		36,936

Air Freight & Logistics – 0.8%

Expeditors International of Washington, Inc.	598	47,493

FedEx Corp.(a)	728	137,927

United Parcel Service, Inc., Class B	1,612	171,227
		356,647

Airlines – 0.4%

Delta Air Lines, Inc.	1,274	74,261

Southwest Airlines Co.	1,066	57,809

United Continental Holdings, Inc.*	338	30,035
		162,105

Auto Components – 0.1%

Aptiv plc	312	26,738

Autoliv, Inc.	52	4,082

BorgWarner, Inc.	182	7,602

Lear Corp.(a)	130	18,590
		57,012

Automobiles – 0.5%

Ford Motor Co.	5,330	55,698

General Motors Co.	3,900	151,905

Tesla, Inc.* (a)	156	37,236
		244,839

Banks – 6.8%

Bank of America Corp.	27,066	827,678

BB&T Corp.	676	34,611

Citigroup, Inc.	7,150	505,505

Citizens Financial Group, Inc.	364	13,177

Comerica, Inc.	286	22,477

Fifth Third Bancorp	2,106	60,695

JPMorgan Chase & Co.	10,114	1,173,730

KeyCorp	2,964	52,018

M&T Bank Corp.	104	17,687

Investments	Shares	Value

Banks – (continued)

PNC Financial Services Group, Inc. (The)	1,118	$153,088

Regions Financial Corp.	754	11,710

SunTrust Banks, Inc.	416	27,240

US Bancorp	3,458	184,380
		3,083,996

Beverages – 2.4%

Brown-Forman Corp., Class B(a)	728	38,795

Coca-Cola Co. (The)	9,776	479,611

Coca-Cola European Partners plc	572	30,653

Constellation Brands, Inc., Class A	234	49,531

Molson Coors Brewing Co., Class B	260	16,689

PepsiCo, Inc.	3,796	486,078
		1,101,357

Biotechnology – 2.7%

AbbVie, Inc.	4,368	346,776

Alexion Pharmaceuticals, Inc.*	208	28,315

Alnylam Pharmaceuticals, Inc.*	104	9,291

Amgen, Inc.	1,872	335,687

Biogen, Inc.*	442	101,324

Celgene Corp.* (a)	1,690	159,975

Gilead Sciences, Inc.	1,378	89,625

Incyte Corp.*	208	15,974

Regeneron Pharmaceuticals, Inc.*	156	53,530

Vertex Pharmaceuticals, Inc.*	624	105,444
		1,245,941

Building Products – 0.2%

Allegion plc	182	18,060

Johnson Controls International plc	2,106	78,975

Lennox International, Inc.(a)	52	14,115
		111,150

Capital Markets – 2.7%

Bank of New York Mellon Corp. (The)	2,262	112,331

BlackRock, Inc.	338	164,011

Charles Schwab Corp. (The)	2,340	107,125

CME Group, Inc.	702	125,588

E*TRADE Financial Corp.	104	5,269

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Goldman Sachs Group, Inc. (The)	884	$182,033

Intercontinental Exchange, Inc.	416	33,842

Invesco Ltd.	572	12,567

MarketAxess Holdings, Inc.	26	7,236

Morgan Stanley	3,224	155,558

MSCI, Inc.	208	46,879

Nasdaq, Inc.	390	35,958

Northern Trust Corp.(b)	338	33,310

S&P Global, Inc.	624	137,692

SEI Investments Co.	78	4,247

State Street Corp.	1,092	73,885
		1,237,531

Chemicals – 2.0%

Air Products & Chemicals, Inc.	598	123,062

Celanese Corp.(a)	442	47,687

CF Industries Holdings, Inc.	182	8,150

DowDuPont, Inc.	5,824	223,933

Eastman Chemical Co.	468	36,916

Ecolab, Inc.	1,014	186,657

FMC Corp.	286	22,611

International Flavors & Fragrances, Inc.(a)	208	28,660

LyondellBasell Industries NV, Class A	728	64,231

Mosaic Co. (The)	650	16,972

PPG Industries, Inc.	546	64,155

Sherwin-Williams Co. (The)	156	70,954
		893,988

Commercial Services & Supplies – 0.5%

Cintas Corp.(a)	208	45,165

Republic Services, Inc.	702	58,140

Waste Management, Inc.	1,066	114,424
		217,729

Communications Equipment – 1.8%

Arista Networks, Inc.*	52	16,239

Cisco Systems, Inc.	13,650	763,717

Juniper Networks, Inc.	702	19,495
		799,451

Investments	Shares	Value

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	52	$11,539

Vulcan Materials Co.	104	13,115
		24,654

Consumer Finance – 0.7%

Ally Financial, Inc.	1,222	36,306

American Express Co.	1,274	149,351

Capital One Financial Corp.	1,222	113,438

Discover Financial Services	208	16,950

Synchrony Financial	624	21,634
		337,679

Containers & Packaging – 0.3%

Avery Dennison Corp.	104	11,508

Ball Corp.	780	46,753

International Paper Co.	962	45,031

Westrock Co.	572	21,953
		125,245

Distributors – 0.0%(c)

Genuine Parts Co.	182	18,662

Diversified Financial Services – 0.7%

Berkshire Hathaway, Inc., Class B*	1,482	321,164

Voya Financial, Inc.(a)	260	14,272
		335,436

Diversified Telecommunication Services – 3.1%

AT&T, Inc.	21,840	676,166

CenturyLink, Inc.	3,016	34,443

Verizon Communications, Inc.	12,636	722,653
		1,433,262

Electric Utilities – 1.8%

Alliant Energy Corp.	156	7,368

American Electric Power Co., Inc.	1,196	102,318

Duke Energy Corp.	1,794	163,469

Entergy Corp.	130	12,597

Evergy, Inc.	260	15,033

Eversource Energy	1,118	80,116

Exelon Corp.	2,340	119,223

FirstEnergy Corp.	1,196	50,268

NextEra Energy, Inc.	598	116,275

Pinnacle West Capital Corp.	234	22,293

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

PPL Corp.	676	$21,098

Southern Co. (The)	936	49,814

Xcel Energy, Inc.	1,222	69,043
		828,915

Electrical Equipment – 0.5%

AMETEK, Inc.	312	27,509

Eaton Corp. plc	1,378	114,126

Emerson Electric Co.	780	55,372

Rockwell Automation, Inc.	260	46,985
		243,992

Electronic Equipment, Instruments & Components – 0.3%

CDW Corp.	390	41,184

Cognex Corp.	78	3,933

TE Connectivity Ltd.	754	72,120

Zebra Technologies Corp., Class A*	26	5,490
		122,727

Energy Equipment & Services – 0.4%

Baker Hughes a GE Co.	1,196	28,728

Halliburton Co.	2,730	77,341

National Oilwell Varco, Inc.	546	14,272

Schlumberger Ltd.	910	38,839
		159,180

Entertainment – 2.2%

Netflix, Inc.*	442	163,779

Spotify Technology SA*	260	35,300

Viacom, Inc., Class B	1,066	30,818

Walt Disney Co. (The)	5,590	765,662
		995,559

Equity Real Estate Investment Trusts (REITs) – 1.8%

Alexandria Real Estate Equities, Inc.	26	3,702

AvalonBay Communities, Inc.	390	78,363

Camden Property Trust	52	5,234

Digital Realty Trust, Inc.(a)	182	21,423

Duke Realty Corp.	182	5,664

Equinix, Inc.	156	70,933

Equity LifeStyle Properties, Inc.	156	18,205

Equity Residential	260	19,869

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Extra Space Storage, Inc.	104	$10,784

Federal Realty Investment Trust	26	3,480

HCP, Inc.(a)	858	25,551

Host Hotels & Resorts, Inc.	2,600	50,024

Iron Mountain, Inc.	650	21,112

Mid-America Apartment Communities, Inc.	52	5,689

Prologis, Inc.	1,196	91,697

Public Storage	260	57,507

Realty Income Corp.	182	12,742

Regency Centers Corp.	104	6,986

SBA Communications Corp.*	78	15,891

Simon Property Group, Inc.	598	103,873

SL Green Realty Corp.	52	4,594

Sun Communities, Inc.	26	3,200

UDR, Inc.	130	5,843

Ventas, Inc.	676	41,310

VEREIT, Inc.	260	2,148

Vornado Realty Trust	494	34,155

Weyerhaeuser Co.	2,392	64,106

WP Carey, Inc.	182	14,436
		798,521

Food & Staples Retailing – 1.1%

Kroger Co. (The)	1,664	42,898

Sysco Corp.	1,898	133,562

Walgreens Boots Alliance, Inc.	1,690	90,533

Walmart, Inc.	2,210	227,277
		494,270

Food Products – 1.0%

Archer-Daniels-Midland Co.	390	17,394

Conagra Brands, Inc.	962	29,610

General Mills, Inc.	2,054	105,719

Hershey Co. (The)	416	51,938

Hormel Foods Corp.(a)	468	18,692

JM Smucker Co. (The)(a)	286	35,072

Kellogg Co.(a)	26	1,568

Kraft Heinz Co. (The)	1,274	42,348

McCormick & Co., Inc. (Non-Voting)	234	36,029

Mondelez International, Inc., Class A	2,366	120,311
		458,681

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – 2.9%

Abbott Laboratories	5,642	$448,878

Baxter International, Inc.	1,144	87,287

Becton Dickinson and Co.	780	187,777

Danaher Corp.	572	75,756

DexCom, Inc.*	78	9,443

Edwards Lifesciences Corp.*	546	96,134

Hologic, Inc.*	884	41,000

IDEXX Laboratories, Inc.*	52	12,064

Intuitive Surgical, Inc.*	104	53,106

Medtronic plc	2,288	203,197

Teleflex, Inc.	26	7,441

Varian Medical Systems, Inc.*	260	35,404

Zimmer Biomet Holdings, Inc.	364	44,830
		1,302,317

Health Care Providers & Services – 2.9%

Anthem, Inc.	598	157,292

Centene Corp.*	416	21,449

Cigna Corp.	832	132,155

CVS Health Corp.	3,978	216,324

DaVita, Inc.*	260	14,362

HCA Healthcare, Inc.	260	33,080

Humana, Inc.	286	73,047

Laboratory Corp. of America Holdings*	156	24,948

McKesson Corp.	416	49,608

UnitedHealth Group, Inc.	2,444	569,623

WellCare Health Plans, Inc.*	52	13,434
		1,305,322

Health Care Technology – 0.1%

Veeva Systems, Inc., Class A*	338	47,276

Hotels, Restaurants & Leisure – 2.8%

Carnival Corp.	1,326	72,744

Chipotle Mexican Grill, Inc.* (a)	26	17,889

Darden Restaurants, Inc.	286	33,634

Hilton Worldwide Holdings, Inc.	806	70,114

Las Vegas Sands Corp.	754	50,556

Marriott International, Inc., Class A(a)	858	117,048

McDonald’s Corp.	2,366	467,451

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

MGM Resorts International	962	$25,618

Royal Caribbean Cruises Ltd.	312	37,733

Starbucks Corp.	4,004	311,031

Vail Resorts, Inc.(a)	78	17,850

Yum! Brands, Inc.	676	70,568
		1,292,236

Household Durables – 0.1%

Garmin Ltd.	104	8,917

Lennar Corp., Class A	832	43,289

PulteGroup, Inc.	208	6,544
		58,750

Household Products – 2.4%

Church & Dwight Co., Inc.	676	50,666

Clorox Co. (The)	442	70,600

Colgate-Palmolive Co.	1,638	119,230

Kimberly-Clark Corp.	468	60,082

Procter & Gamble Co. (The)	7,566	805,628
		1,106,206

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp.	2,860	48,963

Vistra Energy Corp.	338	9,211
		58,174

Industrial Conglomerates – 1.0%

3M Co.	1,222	231,581

General Electric Co.	15,600	158,652

Roper Technologies, Inc.	130	46,761
		436,994

Insurance – 2.2%

Aflac, Inc.	1,976	99,551

Alleghany Corp.*	26	17,079

Allstate Corp. (The)	936	92,720

American International Group, Inc.	1,742	82,867

Aon plc	624	112,407

Arthur J Gallagher & Co.	130	10,871

Hartford Financial Services Group, Inc. (The)	546	28,561

Lincoln National Corp.	312	20,817

Loews Corp.	182	9,335

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Marsh & McLennan Cos., Inc.	936	$88,255

MetLife, Inc.	1,560	71,963

Principal Financial Group, Inc.	468	26,751

Progressive Corp. (The)	1,690	132,074

Prudential Financial, Inc.	728	76,957

Reinsurance Group of America, Inc.	338	51,210

Travelers Cos., Inc. (The)	442	63,537

Unum Group	312	11,519
		996,474

Interactive Media & Services – 3.7%

Alphabet, Inc., Class C*	962	1,143,318

Facebook, Inc., Class A*	2,548	492,783

Twitter, Inc.*	702	28,017
		1,664,118

Internet & Direct Marketing Retail – 5.6%

Amazon.com, Inc.*	1,256	2,419,709

eBay, Inc.	2,548	98,735

Expedia Group, Inc.	78	10,127

Wayfair, Inc., Class A* (a)	52	8,432
		2,537,003

IT Services – 4.9%

Accenture plc, Class A	1,924	351,457

Akamai Technologies, Inc.*	494	39,550

Alliance Data Systems Corp.	130	20,813

Amdocs Ltd.	52	2,864

Cognizant Technology Solutions Corp., Class A	1,170	85,363

DXC Technology Co.	702	46,150

Fidelity National Information Services, Inc.	312	36,170

Fiserv, Inc.*	650	56,706

Gartner, Inc.*	78	12,400

Global Payments, Inc.	104	15,191

GoDaddy, Inc., Class A*	156	12,714

International Business Machines Corp.	2,652	371,996

Leidos Holdings, Inc.	286	21,015

Mastercard, Inc., Class A	2,756	700,685

PayPal Holdings, Inc.*	3,588	404,619

Investments	Shares	Value

IT Services – (continued)

Total System Services, Inc.	130	$13,291

VeriSign, Inc.*	104	20,535

Western Union Co. (The)	286	5,560
		2,217,079

Leisure Products – 0.0%(c)

Hasbro, Inc.	182	18,539

Life Sciences Tools & Services – 1.1%

Agilent Technologies, Inc.	910	71,435

Mettler-Toledo International, Inc.* (a)	78	58,130

Thermo Fisher Scientific, Inc.	1,170	324,617

Waters Corp.*	130	27,760
		481,942

Machinery – 1.6%

Caterpillar, Inc.	754	105,123

Cummins, Inc.	468	77,824

Deere & Co.	936	155,030

Dover Corp.	286	28,039

Fortive Corp.	104	8,979

IDEX Corp.	130	20,366

Illinois Tool Works, Inc.	494	76,881

Ingersoll-Rand plc	598	73,321

PACCAR, Inc.	676	48,449

Parker-Hannifin Corp.	234	42,373

Pentair plc	260	10,137

Snap-on, Inc.	26	4,375

Stanley Black & Decker, Inc.	364	53,362

Xylem, Inc.	442	36,863
		741,122

Media – 1.6%

CBS Corp. (Non-Voting), Class B	286	14,663

Charter Communications, Inc., Class A*	156	57,906

Comcast Corp., Class A	13,832	602,107

Interpublic Group of Cos., Inc. (The)	572	13,156

Liberty Broadband Corp., Class C*	156	15,399

Sirius XM Holdings, Inc.(a)	962	5,589
		708,820

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – 0.2%

Newmont Goldcorp Corp.(a)	2,080	$64,605

Nucor Corp.	416	23,741
		88,346

Mortgage Real Estate Investment Trusts (REITs) – 0.0%(c)

AGNC Investment Corp.	312	5,551

Annaly Capital Management, Inc.	1,378	13,904
		19,455

Multiline Retail – 0.6%

Dollar General Corp.	806	101,628

Kohl’s Corp.	416	29,578

Target Corp.	1,586	122,788
		253,994

Multi-Utilities – 1.3%

Ameren Corp.	754	54,869

CenterPoint Energy, Inc.	364	11,284

CMS Energy Corp.	546	30,330

Consolidated Edison, Inc.	234	20,161

Dominion Energy, Inc.	2,288	178,167

DTE Energy Co.	494	62,101

NiSource, Inc.	1,690	46,948

Public Service Enterprise Group, Inc.	650	38,772

Sempra Energy	858	109,781

WEC Energy Group, Inc.	676	53,019
		605,432

Oil, Gas & Consumable Fuels – 1.8%

Cabot Oil & Gas Corp.	338	8,751

Cimarex Energy Co.	52	3,570

Concho Resources, Inc.	182	20,999

ConocoPhillips	2,990	188,729

Devon Energy Corp.	1,898	61,002

Diamondback Energy, Inc.	130	13,831

EOG Resources, Inc.	1,456	139,849

Hess Corp.	1,014	65,018

HollyFrontier Corp.	130	6,205

Kinder Morgan, Inc.	1,482	29,447

Marathon Oil Corp.	598	10,190

ONEOK, Inc.(a)	936	63,582

Phillips 66	390	36,765

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Pioneer Natural Resources Co.	156	$25,968

Valero Energy Corp.	1,066	96,643

Williams Cos., Inc. (The)	988	27,990
		798,539

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The), Class A	650	111,677

Pharmaceuticals – 3.6%

Allergan plc	806	118,482

Bristol-Myers Squibb Co.(a)	3,302	153,312

Eli Lilly & Co.	1,976	231,271

Merck & Co., Inc.	7,852	618,031

Mylan NV*	26	702

Pfizer, Inc.	11,466	465,634

Zoetis, Inc.	728	74,139
		1,661,571

Professional Services – 0.1%

Robert Half International, Inc.	26	1,615

TransUnion	52	3,622

Verisk Analytics, Inc.	338	47,705
		52,942

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	1,456	75,814

Road & Rail – 1.1%

CSX Corp.	1,638	130,434

JB Hunt Transport Services, Inc.	104	9,826

Kansas City Southern	78	9,605

Norfolk Southern Corp.	520	106,091

Union Pacific Corp.	1,482	262,373
		518,329

Semiconductors & Semiconductor Equipment – 4.1%

Advanced Micro Devices, Inc.* (a)	1,976	54,597

Intel Corp.	14,404	735,180

Lam Research Corp.	286	59,325

Maxim Integrated Products, Inc.	494	29,640

Microchip Technology, Inc.(a)	546	54,540

NVIDIA Corp.	1,222	221,182

ON Semiconductor Corp.*	1,794	41,369

QUALCOMM, Inc.	2,990	257,529

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Teradyne, Inc.	364	$17,836

Texas Instruments, Inc.	2,782	327,803

Xilinx, Inc.	572	68,720
		1,867,721

Software – 9.1%

Adobe, Inc.*	1,222	353,463

Autodesk, Inc.*	650	115,836

Citrix Systems, Inc.(a)	104	10,500

Fortinet, Inc.*	104	9,716

Intuit, Inc.	754	189,299

Microsoft Corp.	18,850	2,461,810

Oracle Corp.	7,878	435,890

Paycom Software, Inc.*	26	5,266

salesforce.com, Inc.*	2,314	382,620

ServiceNow, Inc.*	182	49,415

Splunk, Inc.*	520	71,781

Symantec Corp.	1,924	46,580

Tableau Software, Inc., Class A*	52	6,334

Tyler Technologies, Inc.*	26	6,030
		4,144,540

Specialty Retail – 1.3%

Advance Auto Parts, Inc.	78	12,973

AutoZone, Inc.*	52	53,472

Best Buy Co., Inc.	702	52,236

Burlington Stores, Inc.* (a)	156	26,350

Gap, Inc. (The)	1,118	29,157

Lowe’s Cos., Inc.	1,924	217,681

TJX Cos., Inc. (The)	3,744	205,471

Tractor Supply Co.	104	10,764
		608,104

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	12,090	2,426,100

Dell Technologies, Inc., Class C*	390	26,290

Hewlett Packard Enterprise Co.	4,056	64,125

HP, Inc.	3,640	72,618

NetApp, Inc.	468	34,094
		2,623,227

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.3%

PVH Corp.	286	$36,891

Tapestry, Inc.(a)	702	22,654

VF Corp.	988	93,277
		152,822

Tobacco – 1.1%

Altria Group, Inc.	2,522	137,020

Philip Morris International, Inc.	3,978	344,336
		481,356

Trading Companies & Distributors – 0.4%

Fastenal Co.(a)	1,040	73,372

HD Supply Holdings, Inc.*	468	21,383

United Rentals, Inc.*	260	36,639

WW Grainger, Inc.	130	36,660
		168,054

Water Utilities – 0.1%

American Water Works Co., Inc.(a)	442	47,820
Total Common Stocks (Cost $38,184,168)		45,177,580
	Principal Amount

SECURITIES LENDING REINVESTMENTS(d) – 0.2%

REPURCHASE AGREEMENTS – 0.2%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $111,500, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $113,729 (Cost $111,491)	$111,491	111,491
Total Investments – 99.5% (Cost $38,295,659)		45,289,071

Other Assets Less Liabilities – 0.5%		247,611
NET ASSETS – 100.0%		$45,536,682

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $1,235,716, collateralized in the form of cash with a value of

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

$111,491 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $931,872 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15, 2048 and $264,536 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from October 7, 2019 – March 22, 2068; a total value of $1,307,899.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $111,491.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,235,347
Aggregate gross unrealized depreciation	(288,386)
Net unrealized appreciation	$6,946,961
Federal income tax cost	$38,355,790

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
Northern Trust Corp.	$—	$32,116	$—	338	$33,310	$1,194	$—	$—

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	2	06/21/2019	USD	$294,850	$13,680

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Aerospace & Defense – 0.0%(a)

Arconic, Inc.	900	$19,332

Cobham plc*	2,325	3,495

Saab AB, Class B	285	9,368
		32,195

Air Freight & Logistics – 0.3%

Bollore SA	3,825	18,158

Deutsche Post AG (Registered)*	1,125	38,958

Expeditors International of Washington, Inc.	420	33,357

United Parcel Service, Inc., Class B	990	105,158
		195,631

Airlines – 0.4%

Air France-KLM*	750	8,657

Delta Air Lines, Inc.	1,320	76,943

Deutsche Lufthansa AG (Registered)	735	17,726

easyJet plc	1,005	15,244

International Consolidated Airlines Group SA, DI	4,830	34,027

Qantas Airways Ltd.	1,890	7,463

Singapore Airlines Ltd.	1,500	10,667

Southwest Airlines Co.	1,185	64,262

United Continental Holdings, Inc.*	510	45,319
		280,308

Auto Components – 0.5%

Aptiv plc	285	24,425

BorgWarner, Inc.	210	8,772

Bridgestone Corp.	4,500	178,020

Cie Generale des Etablissements Michelin SCA	540	69,686

Continental AG	330	54,498

Hella GmbH & Co. KGaA	210	11,405

Nokian Renkaat OYJ	420	14,036

Pirelli & C SpA* (b)	1,800	13,128
		373,970

Automobiles – 2.1%

Bayerische Motoren Werke AG	1,050	89,314

Daimler AG (Registered)*	1,665	108,860

Investments	Shares	Value

Automobiles – (continued)

Ferrari NV	300	$40,597

Fiat Chrysler Automobiles NV(c)	1,905	29,321

Ford Motor Co.	6,870	71,792

General Motors Co.	4,740	184,623

Honda Motor Co. Ltd.	9,000	250,586

Nissan Motor Co. Ltd.(c)	6,000	48,124

Peugeot SA	1,680	43,982

Renault SA	645	43,964

Toyota Motor Corp.	10,500	650,976
		1,562,139

Banks – 10.5%

ABN AMRO Group NV, CVA(b)	1,800	42,302

Australia & New Zealand Banking Group Ltd.	6,435	123,196

Banco Bilbao Vizcaya Argentaria SA	17,865	108,475

Banco Santander SA	51,300	259,375

Bank of America Corp.	35,100	1,073,358

Bank of Ireland Group plc*	2,490	15,878

Bank of Montreal	1,140	89,678

Bank of Nova Scotia (The)	2,640	144,796

Bank Polska Kasa Opieki SA	315	9,356

Bankia SA	4,575	12,639

Bankinter SA	1,005	8,017

Barclays plc	38,280	81,982

BNP Paribas SA	2,715	144,376

Citigroup, Inc.	9,810	693,567

Commerzbank AG*	3,570	32,055

Commonwealth Bank of Australia	6,585	345,389

DBS Group Holdings Ltd.	4,500	93,392

DNB ASA* (c)	2,055	39,365

Erste Group Bank AG*	915	36,608

Fifth Third Bancorp	1,185	34,152

Hang Seng Bank Ltd.	1,800	47,263

HSBC Holdings plc	51,300	446,138

ING Groep NV(c)	12,180	155,011

Intesa Sanpaolo SpA	38,430	100,651

JPMorgan Chase & Co.	13,155	1,526,638

KBC Group NV	870	64,370

KeyCorp	3,780	66,339

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Lloyds Banking Group plc	184,470	$150,471

Mediobanca Banca di Credito Finanziario SpA	1,650	17,475

Mitsubishi UFJ Financial Group, Inc.	30,000	148,121

Mizuho Financial Group, Inc.	118,500	184,599

National Australia Bank Ltd.	6,420	114,550

Nordea Bank Abp	3,375	26,537

Royal Bank of Canada	3,015	239,304

Royal Bank of Scotland Group plc	7,800	24,364

Skandinaviska Enskilda Banken AB, Class A	3,810	36,317

Societe Generale SA	2,160	68,313

Standard Chartered plc	9,075	82,814

Sumitomo Mitsui Trust Holdings, Inc.	1,500	52,040

Svenska Handelsbanken AB, Class A	4,245	46,282

Swedbank AB, Class A	1,365	22,119

Toronto-Dominion Bank (The)	3,645	207,070

UniCredit SpA	6,915	95,553

Unione di Banche Italiane SpA	4,680	14,581

United Overseas Bank Ltd.	3,000	61,336

US Bancorp	3,720	198,350

Westpac Banking Corp.	9,735	188,498
		7,773,060

Beverages – 2.5%

Anheuser-Busch InBev SA/NV	810	71,950

Brown-Forman Corp., Class B	870	46,362

Carlsberg A/S, Class B	180	23,232

Coca-Cola Amatil Ltd.	1,785	11,056

Coca-Cola Co. (The)	11,610	569,587

Coca-Cola European Partners plc	570	30,546

Coca-Cola HBC AG, DI*	570	20,368

Diageo plc	4,965	209,292

Heineken Holding NV	210	21,311

Heineken NV(c)	675	72,803

Kirin Holdings Co. Ltd.	3,000	67,865

Molson Coors Brewing Co., Class B	255	16,368

PepsiCo, Inc.	4,575	585,829

Pernod Ricard SA	495	86,180

Remy Cointreau SA	30	3,994

Royal Unibrew A/S	60	4,296

Investments	Shares	Value

Beverages – (continued)

Suntory Beverage & Food Ltd.	400	$17,598

Thai Beverage PCL	27,000	16,662

Treasury Wine Estates Ltd.	150	1,816
		1,877,115

Biotechnology – 1.6%

AbbVie, Inc.	4,515	358,446

Amgen, Inc.	1,845	330,846

Biogen, Inc.*	405	92,842

Celgene Corp.*	1,185	112,172

CSL Ltd.	1,155	161,427

Regeneron Pharmaceuticals, Inc.*	60	20,588

Vertex Pharmaceuticals, Inc.*	735	124,200
		1,200,521

Building Products – 0.4%

Assa Abloy AB, Class B	3,000	63,933

Cie de Saint-Gobain	255	10,414

Daikin Industries Ltd.	1,500	189,899

Geberit AG (Registered)	120	50,320

Kingspan Group plc	210	11,033

Rockwool International A/S, Class B	30	8,007
		333,606

Capital Markets – 2.3%

3i Group plc	2,145	29,935

Bank of New York Mellon Corp. (The)	2,325	115,460

BlackRock, Inc.	525	254,751

Charles Schwab Corp. (The)	2,580	118,112

Credit Suisse Group AG (Registered)*	3,870	51,651

Deutsche Bank AG (Registered)	1,815	14,989

Deutsche Boerse AG	435	57,964

Goldman Sachs Group, Inc. (The)	915	188,417

Hong Kong Exchanges & Clearing Ltd.	2,327	80,677

Invesco Ltd.	720	15,818

Investec plc	3,600	22,762

Julius Baer Group Ltd.*	810	39,045

Jupiter Fund Management plc	1,710	8,366

Macquarie Group Ltd.	1,245	118,037

Morgan Stanley	3,735	180,214

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Natixis SA	3,030	$17,821

Northern Trust Corp.(d)	330	32,521

S&P Global, Inc.	705	155,565

Schroders plc	75	3,096

St James’s Place plc	1,110	16,229

State Street Corp.	1,110	75,103

UBS Group AG (Registered)*	9,525	127,732
		1,724,265

Chemicals – 1.7%

Air Liquide SA	810	107,616

Akzo Nobel NV	861	73,045

Arkema SA	150	15,375

BASF SE	570	46,307

Celanese Corp.	300	32,367

Chr Hansen Holding A/S	210	21,405

Clariant AG (Registered)*	645	13,254

Croda International plc	322	21,758

DowDuPont, Inc.	5,160	198,402

Ecolab, Inc.	720	132,538

FUCHS PETROLUB SE (Preference)	255	11,082

Givaudan SA (Registered)	15	38,847

Hexpol AB	1,050	8,173

International Flavors & Fragrances, Inc.	285	39,270

Johnson Matthey plc	675	29,364

Koninklijke DSM NV	796	90,858

LyondellBasell Industries NV, Class A	405	35,733

Mitsubishi Chemical Holdings Corp.	6,000	42,510

Novozymes A/S, Class B	555	25,844

Orica Ltd.	840	10,997

PPG Industries, Inc.	600	70,500

Sherwin-Williams Co. (The)	195	88,692

Sika AG (Registered)	225	34,445

Sumitomo Chemical Co. Ltd.	7,500	37,172

Symrise AG	165	15,847

Umicore SA(c)	330	12,759

Victrex plc	240	7,609

Yara International ASA	540	24,298
		1,286,067

Investments	Shares	Value

Commercial Services & Supplies – 0.4%

Brambles Ltd.	6,690	$56,741

Cintas Corp.	180	39,085

Downer EDI Ltd.	750	4,086

Edenred	810	38,135

Elis SA(c)	840	14,968

ISS A/S	45	1,398

Rentokil Initial plc	6,960	35,386

Republic Services, Inc.	420	34,784

Securitas AB, Class B	1,485	25,930

Societe BIC SA	105	9,043

SPIE SA	495	9,542

Tomra Systems ASA*	270	8,112

Waste Management, Inc.	390	41,863
		319,073

Communications Equipment – 1.3%

Cisco Systems, Inc.	14,295	799,805

Nokia OYJ	10,380	54,430

Telefonaktiebolaget LM Ericsson, Class B	7,875	77,866
		932,101

Construction & Engineering – 0.3%

Balfour Beatty plc	2,610	8,547

Bouygues SA(c)	930	34,957

Eiffage SA	195	20,346

Ferrovial SA	810	19,935

HOCHTIEF AG	60	8,943

Kajima Corp.	3,000	44,310

Skanska AB, Class B	1,650	28,689

Vinci SA	900	90,797
		256,524

Construction Materials – 0.2%

Boral Ltd.	1,215	4,148

CRH plc	1,005	33,710

HeidelbergCement AG	285	22,997

LafargeHolcim Ltd. (Registered)*	1,230	63,226

Wienerberger AG	285	6,535
		130,616

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Finance – 0.4%

American Express Co.	1,350	$158,260

Capital One Financial Corp.	1,200	111,396
		269,656

Containers & Packaging – 0.2%

Amcor Ltd.	2,385	26,909

Ball Corp.	990	59,341

DS Smith plc	4,305	20,036

Huhtamaki OYJ	255	9,719

International Paper Co.	135	6,319

Orora Ltd.	3,810	8,125

RPC Group plc	1,440	14,812

Smurfit Kappa Group plc	690	20,206
		165,467

Diversified Financial Services – 0.2%

Eurazeo SE*	78	6,115

EXOR NV	375	24,947

Kinnevik AB, Class B	690	20,068

L E Lundbergforetagen AB, Class B	495	16,901

Voya Financial, Inc.	840	46,107

Wendel SA	30	4,149
		118,287

Diversified Telecommunication Services – 3.5%

AT&T, Inc.	27,600	854,496

BCE, Inc.	1,245	55,475

BT Group plc	23,520	70,231

Deutsche Telekom AG (Registered)	8,265	138,142

Elisa OYJ	405	17,170

Inmarsat plc	1,020	7,250

Koninklijke KPN NV	13,815	42,360

Orange SA	5,865	91,791

PCCW Ltd.	15,000	9,044

Proximus SADP	585	16,357

Singapore Telecommunications Ltd.	24,000	55,892

Spark New Zealand Ltd.	7,080	17,328

Sunrise Communications Group AG* (b) (c)	120	7,967

Swisscom AG (Registered)(c)	90	41,926

Telecom Italia SpA* (c)	30,675	17,141

Telenor ASA	1,920	38,456

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Telia Co. AB	8,055	$34,264

Telstra Corp. Ltd.	46,635	110,945

TELUS Corp.	900	33,004

United Internet AG (Registered)	345	13,815

Verizon Communications, Inc.	15,585	891,306
		2,564,360

Electric Utilities – 1.1%

American Electric Power Co., Inc.	510	43,631

CK Infrastructure Holdings Ltd.	1,500	12,179

CLP Holdings Ltd.	5,000	56,689

Contact Energy Ltd.	2,310	10,337

Duke Energy Corp.	915	83,375

EDP – Energias de Portugal SA*	4,635	17,552

Electricite de France SA	1,830	26,333

Endesa SA	390	9,707

Enel SpA	24,150	152,619

Eversource Energy	885	63,419

Exelon Corp.	915	46,619

FirstEnergy Corp.	375	15,761

Fortis, Inc.	975	35,892

Fortum OYJ	1,350	28,504

Iberdrola SA	15,364	139,435

Orsted A/S(b)	435	33,277

Red Electrica Corp. SA	585	12,119

Spark Infrastructure Group	4,830	7,683

Terna Rete Elettrica Nazionale SpA	5,145	30,779

Xcel Energy, Inc.	450	25,425
		851,335

Electrical Equipment – 0.6%

ABB Ltd. (Registered)* (c)	2,250	46,303

Eaton Corp. plc	1,005	83,234

Legrand SA	570	41,854

Mitsubishi Electric Corp.	7,500	106,532

Prysmian SpA	945	18,205

Schneider Electric SE	945	79,917

Siemens Gamesa Renewable Energy SA	465	8,333

Signify NV(b)	165	4,943

Vestas Wind Systems A/S	495	44,732
		434,053

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares		Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – 0.8%

AAC Technologies Holdings, Inc.(c)	2,000		$12,925

Electrocomponents plc	3,165		26,638

Halma plc	960		22,521

Hexagon AB, Class B	795		43,317

Hitachi Ltd.	6,100		202,046

Ingenico Group SA	90		7,581

Murata Manufacturing Co. Ltd.	2,400		128,431

Omron Corp.	1,500		80,135

Shimadzu Corp.	1,500		40,054

Spectris plc	750		26,868
			590,516

Energy Equipment & Services – 0.1%

Halliburton Co.	1,920		54,394

John Wood Group plc	990		6,072

Saipem SpA*	2,835		14,351

Tenaris SA	630		8,741

TGS NOPEC Geophysical Co. ASA	330		8,601

WorleyParsons Ltd.	1,387		13,980
			106,139

Entertainment – 1.5%

CD Projekt SA*	60		3,368

Spotify Technology SA*	225		30,548

Ubisoft Entertainment SA*	330		31,450

Viacom, Inc., Class B	1,500		43,365

Vivendi SA	2,340		67,843

Walt Disney Co. (The)	6,975		955,366
			1,131,940

Equity Real Estate Investment Trusts (REITs) – 1.2%

AvalonBay Communities, Inc.	360		72,335

British Land Co. plc (The)(c)	3,150		24,393

Cofinimmo SA	60		7,666

Covivio	105		11,355

Derwent London plc	420		17,357

Dexus	1,710		15,045

Equinix, Inc.	165		75,025

Gecina SA	15		2,237

GPT Group (The)	3,150		12,704

Great Portland Estates plc	—	(e)	4

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Hammerson plc	3,135	$13,156

HCP, Inc.	390	11,614

Host Hotels & Resorts, Inc.	2,685	51,659

ICADE	135	11,529

Iron Mountain, Inc.	1,155	37,514

Klepierre SA	720	25,555

Land Securities Group plc	3,210	38,625

Link REIT	4,500	52,483

Mapletree Commercial Trust	3,000	4,254

Merlin Properties Socimi SA	2,175	29,616

Mirvac Group	8,775	17,479

Prologis, Inc.	1,110	85,104

Simon Property Group, Inc.	615	106,825

Stockland	765	2,030

Suntec REIT	6,000	8,155

Ventas, Inc.	540	32,999

Vicinity Centres	12,345	22,070

Weyerhaeuser Co.	2,640	70,752
		859,540

Food & Staples Retailing – 1.7%

Aeon Co. Ltd.	3,000	55,340

Carrefour SA	1,755	34,164

Casino Guichard Perrachon SA(c)	150	6,136

Colruyt SA	75	5,401

ICA Gruppen AB(c)	135	4,878

J Sainsbury plc	5,355	15,533

Jeronimo Martins SGPS SA	645	10,496

Kesko OYJ, Class B	165	8,561

Koninklijke Ahold Delhaize NV	4,125	99,207

Kroger Co. (The)	2,715	69,993

Lawson, Inc.	700	32,619

Loblaw Cos. Ltd.	705	34,396

Metro, Inc.	255	9,194

Seven & i Holdings Co. Ltd.	1,500	51,973

Sysco Corp.	2,205	155,166

Tesco plc	26,685	86,900

Walgreens Boots Alliance, Inc.	2,415	129,371

Walmart, Inc.	3,615	371,767

Woolworths Group Ltd.	3,780	84,739
		1,265,834

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – 1.4%

AAK AB	360	$5,841

Archer-Daniels-Midland Co.	1,500	66,900

Danone SA	1,845	149,039

General Mills, Inc.	2,040	104,999

Hershey Co. (The)	480	59,928

Kellogg Co.	720	43,416

Kerry Group plc, Class A	285	31,876

Mondelez International, Inc., Class A	2,445	124,328

Mowi ASA	1,335	28,854

Nestle SA (Registered)	3,420	329,078

Nichirei Corp.	1,500	34,505

Salmar ASA	105	4,760

Tate & Lyle plc	1,110	11,107

Vitasoy International Holdings Ltd.	2,000	10,070
		1,004,701

Gas Utilities – 0.1%

APA Group	585	3,961

Italgas SpA	315	1,963

Rubis SCA	270	14,766

Tokyo Gas Co. Ltd.	1,500	38,074
		58,764

Health Care Equipment & Supplies – 1.7%

Abbott Laboratories	5,565	442,751

Ansell Ltd.	1,005	19,099

Baxter International, Inc.	1,185	90,415

Becton Dickinson and Co.	720	173,333

Coloplast A/S, Class B	255	27,492

Edwards Lifesciences Corp.*	480	84,514

Fisher & Paykel Healthcare Corp. Ltd.	1,020	10,755

Getinge AB, Class B	465	6,537

Hologic, Inc.*	525	24,349

Koninklijke Philips NV	2,115	89,988

Sartorius AG (Preference)	165	30,178

Sonova Holding AG (Registered)	225	45,375

Straumann Holding AG (Registered)	45	36,327

Sysmex Corp.	1,400	79,846

Varian Medical Systems, Inc.*	195	26,553

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Zimmer Biomet Holdings, Inc.	510	$62,812
		1,250,324

Health Care Providers & Services – 1.7%

Anthem, Inc.	495	130,200

Cigna Corp.	885	140,573

CVS Health Corp.	3,450	187,611

DaVita, Inc.*	150	8,286

Fresenius Medical Care AG & Co. KGaA	285	23,942

Fresenius SE & Co. KGaA	1,260	71,423

Healthscope Ltd.	3,465	5,975

Humana, Inc.	285	72,792

Laboratory Corp. of America Holdings*	105	16,792

McKesson Corp.	360	42,930

NMC Health plc	210	7,726

Orpea	105	12,791

Ramsay Health Care Ltd.	225	10,344

Ryman Healthcare Ltd.	300	2,431

Sonic Healthcare Ltd.	1,965	35,476

UnitedHealth Group, Inc.	2,145	499,935
		1,269,227

Health Care Technology – 0.0%(a)

Veeva Systems, Inc., Class A*	135	18,882

Hotels, Restaurants & Leisure – 2.7%

Accor SA	900	37,884

Aristocrat Leisure Ltd.	720	13,217

Carnival Corp.	1,485	81,467

Carnival plc	120	6,312

Compass Group plc	4,200	95,435

Darden Restaurants, Inc.	165	19,404

Domino’s Pizza Enterprises Ltd.(c)	225	6,810

Flight Centre Travel Group Ltd.(c)	180	4,865

Genting Singapore Ltd.	10,500	7,598

GVC Holdings plc	1,065	9,063

Hilton Worldwide Holdings, Inc.	780	67,852

InterContinental Hotels Group plc	456	29,533

Kindred Group plc, SDR	1,005	8,753

Las Vegas Sands Corp.	795	53,305

Marriott International, Inc., Class A	1,080	147,333

McDonald’s Corp.	2,910	574,929

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Merlin Entertainments plc(b)	4,005	$19,120

MGM Resorts International	1,140	30,358

Oriental Land Co. Ltd.	900	99,151

Royal Caribbean Cruises Ltd.	450	54,423

Sands China Ltd.	6,000	32,962

Shangri-La Asia Ltd.	2,000	2,835

Sodexo SA	285	32,659

SSP Group plc	1,085	9,845

Starbucks Corp.	5,610	435,785

Tabcorp Holdings Ltd.	4,230	14,261

Whitbread plc(c)	735	42,735

Yum! Brands, Inc.	810	84,556
		2,022,450

Household Durables – 0.7%

Barratt Developments plc	2,910	22,830

Berkeley Group Holdings plc	435	21,300

Husqvarna AB, Class B(c)	1,695	15,451

Lennar Corp., Class A	375	19,511

Panasonic Corp.	3,000	27,502

Persimmon plc	855	24,923

SEB SA	90	16,461

Sekisui House Ltd.	3,000	48,269

Sony Corp.	6,000	280,781

Taylor Wimpey plc	7,845	18,552

Techtronic Industries Co. Ltd.	2,000	14,454
		510,034

Household Products – 1.6%

Church & Dwight Co., Inc.	480	35,976

Clorox Co. (The)	240	38,335

Colgate-Palmolive Co.	1,755	127,747

Essity AB, Class B	1,815	53,800

Henkel AG & Co. KGaA (Preference)	405	40,958

Kimberly-Clark Corp.	600	77,028

Procter & Gamble Co. (The)	5,910	629,297

Reckitt Benckiser Group plc	1,890	152,688
		1,155,829

Independent Power and Renewable Electricity Producers – 0.0%(a)

AES Corp.	225	3,852

Investments	Shares	Value

Industrial Conglomerates – 0.8%

3M Co.	1,035	$196,143

CK Hutchison Holdings Ltd.	7,500	78,772

General Electric Co.	10,560	107,395

Hopewell Holdings Ltd.(f)	1,000	4,920

Keppel Corp. Ltd.	1,500	7,461

Rheinmetall AG	120	13,758

Siemens AG (Registered)	1,665	199,173

Smiths Group plc	210	4,168
		611,790

Insurance – 3.4%

Admiral Group plc	435	12,499

Aegon NV	2,760	14,402

Aflac, Inc.	2,310	116,378

AIA Group Ltd.	24,000	244,576

Allstate Corp. (The)	1,080	106,985

American International Group, Inc.	1,950	92,761

Aon plc	720	129,701

ASR Nederland NV	105	4,660

Assicurazioni Generali SpA	3,975	77,068

Aviva plc	14,610	81,804

AXA SA	5,790	154,078

CNP Assurances(c)	690	16,270

Direct Line Insurance Group plc	4,305	18,487

Hartford Financial Services Group, Inc. (The)	1,275	66,695

Hiscox Ltd.	315	6,874

Insurance Australia Group Ltd.	7,290	40,433

Legal & General Group plc	20,055	72,735

Lincoln National Corp.	285	19,015

Manulife Financial Corp.	2,895	53,092

Mapfre SA	1,950	5,846

Marsh & McLennan Cos., Inc.	930	87,690

Medibank Pvt Ltd.	6,615	13,316

MetLife, Inc.	1,650	76,114

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	330	82,472

Phoenix Group Holdings plc	1,755	16,530

Poste Italiane SpA(b)	1,890	20,143

Power Corp. of Canada	330	7,541

Powszechny Zaklad Ubezpieczen SA	1,425	15,634

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Principal Financial Group, Inc.	585	$33,439

Progressive Corp. (The)	1,545	120,742

Prudential Financial, Inc.	720	76,111

Prudential plc	7,275	164,548

RSA Insurance Group plc	1,950	13,778

Sampo OYJ, Class A	750	34,260

Storebrand ASA	3,465	29,171

Suncorp Group Ltd.	570	5,324

Swiss Life Holding AG (Registered)*	120	56,420

Swiss Re AG	930	89,495

Travelers Cos., Inc. (The)	405	58,219

Tryg A/S	255	7,786

Unum Group	285	10,522

Zurich Insurance Group AG	480	153,044
		2,506,658

Interactive Media & Services – 1.6%

Alphabet, Inc., Class C*	975	1,158,768

carsales.com Ltd.	660	6,253

Scout24 AG(b)	75	3,858

Yahoo Japan Corp.	19,500	51,825
		1,220,704

Internet & Direct Marketing Retail – 4.3%

Amazon.com, Inc.*	1,590	3,063,167

eBay, Inc.	2,985	115,669

Zalando SE* (b)	30	1,410
		3,180,246

IT Services – 3.3%

Accenture plc, Class A	2,280	416,488

Akamai Technologies, Inc.*	360	28,822

Alliance Data Systems Corp.	60	9,606

Alten SA	45	4,907

Altran Technologies SA	420	5,462

Amadeus IT Group SA	1,005	79,877

Amdocs Ltd.	285	15,698

Atos SE(c)	270	27,772

Capgemini SE	390	47,247

CGI, Inc.*	315	22,581

Cognizant Technology Solutions Corp., Class A	645	47,059

Investments	Shares	Value

IT Services – (continued)

Computershare Ltd.	540	$6,777

DXC Technology Co.	405	26,625

Fujitsu Ltd.	1,500	109,562

International Business Machines Corp.	3,000	420,810

Link Administration Holdings Ltd.	390	2,086

Mastercard, Inc., Class A	3,360	854,246

PayPal Holdings, Inc.*	2,580	290,947

Sopra Steria Group	30	3,826

Wirecard AG	225	33,713
		2,454,111

Leisure Products – 0.1%

Hasbro, Inc.	465	47,365

Yamaha Corp.	900	46,465
		93,830

Life Sciences Tools & Services – 0.6%

Eurofins Scientific SE	30	13,717

Evotec SE*	270	6,681

Lonza Group AG (Registered)*	105	32,427

Mettler-Toledo International, Inc.*	45	33,537

Thermo Fisher Scientific, Inc.	1,125	312,131

Waters Corp.*	60	12,813

Wuxi Biologics Cayman, Inc.* (b)	500	5,029
		416,335

Machinery – 1.2%

Alfa Laval AB	1,035	23,995

Alstom SA	450	19,769

Atlas Copco AB, Class A(c)	1,770	54,961

CNH Industrial NV	2,820	30,555

Cummins, Inc.	405	67,347

Deere & Co.	600	99,378

Dover Corp.	315	30,883

GEA Group AG	390	10,892

IMI plc	810	11,093

Ingersoll-Rand plc	135	16,552

KION Group AG	195	13,339

Komatsu Ltd.	3,000	76,822

Kone OYJ, Class B	1,125	61,602

Konecranes OYJ	225	9,360

Metso OYJ	240	8,932

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

PACCAR, Inc.	660	$47,302

Rotork plc	3,180	12,930

Sandvik AB(c)	3,495	64,574

Schindler Holding AG	150	32,355

SKF AB, Class B(c)	1,140	21,075

Spirax-Sarco Engineering plc	90	9,680

Stanley Black & Decker, Inc.	330	48,378

Trelleborg AB, Class B	1,230	20,313

Valmet OYJ	240	6,590

Volvo AB, Class B	2,295	36,694

Wartsila OYJ Abp	1,065	16,972

Xylem, Inc.	525	43,785
		896,128

Marine – 0.1%

AP Moller – Maersk A/S, Class B	15	19,527

Kuehne + Nagel International AG (Registered)	135	19,614
		39,141

Media – 1.3%

Comcast Corp., Class A	17,010	740,445

Eutelsat Communications SA(c)	510	9,197

Informa plc	3,255	33,056

ITV plc	6,675	11,891

JCDecaux SA	75	2,454

Lagardere SCA	585	15,905

Pearson plc	3,465	37,502

Publicis Groupe SA	450	26,668

Schibsted ASA, Class A	90	2,356

SES SA, FDR(c)	1,200	20,401

Shaw Communications, Inc., Class B	195	3,933

Singapore Press Holdings Ltd.	13,500	24,894

Telenet Group Holding NV	195	10,341

WPP plc	240	2,992
		942,035

Metals & Mining – 1.5%

Agnico Eagle Mines Ltd.	360	14,848

Alumina Ltd.	7,170	11,304

ArcelorMittal(c)	660	14,296

Investments	Shares	Value

Metals & Mining – (continued)

Aurubis AG	180	$8,759

BHP Group Ltd.	10,230	269,294

BHP Group plc	6,825	160,990

BlueScope Steel Ltd.	2,490	23,572

Boliden AB*	720	21,357

Evraz plc	750	6,136

Glencore plc*	27,375	108,615

Iluka Resources Ltd.	1,215	7,389

Newmont Goldcorp Corp.	1,650	51,249

Newmont Goldcorp Corp.*	364	11,205

Norsk Hydro ASA	210	898

Northern Star Resources Ltd.	1,350	7,782

OZ Minerals Ltd.	2,175	15,248

Rio Tinto Ltd.	1,230	82,565

Rio Tinto plc	3,540	206,056

South32 Ltd.	20,145	47,358

Sumitomo Metal Mining Co. Ltd.	1,500	46,855

Teck Resources Ltd., Class B	405	9,538
		1,125,314

Multiline Retail – 0.7%

Dollar General Corp.	885	111,590

Isetan Mitsukoshi Holdings Ltd.	1,500	14,262

Kohl’s Corp.	450	31,995

Marui Group Co. Ltd.(c)	1,500	30,397

Next plc	390	29,316

Target Corp.	1,890	146,324

Wesfarmers Ltd.	4,770	120,899
		484,783

Multi-Utilities – 0.5%

A2A SpA	8,250	13,776

AGL Energy Ltd.	2,040	31,919

DTE Energy Co.	60	7,543

Engie SA	3,615	53,498

Hera SpA	3,465	12,325

National Grid plc	7,905	86,163

NiSource, Inc.	285	7,917

Sempra Energy	645	82,528

Suez	1,005	14,107

Veolia Environnement SA	1,800	42,484

WEC Energy Group, Inc.	135	10,588
		362,848

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 2.7%

Aker BP ASA	240	$7,896

Caltex Australia Ltd.	585	11,204

Canadian Natural Resources Ltd.	3,105	92,836

Cenovus Energy, Inc.	960	9,477

ConocoPhillips	2,460	155,275

Devon Energy Corp.	1,350	43,389

Enagas SA	510	14,518

Eni SpA	7,590	129,446

EOG Resources, Inc.	1,305	125,345

Equinor ASA	3,600	80,118

Galp Energia SGPS SA	705	11,828

Hess Corp.	585	37,510

JXTG Holdings, Inc.	13,500	65,539

Koninklijke Vopak NV	285	12,696

Lundin Petroleum AB	285	9,317

Neste OYJ	1,170	38,602

Oil Search Ltd.	6,075	33,266

OMV AG	420	22,476

ONEOK, Inc.	705	47,891

Pembina Pipeline Corp.	255	9,080

Polski Koncern Naftowy ORLEN SA	645	16,499

Royal Dutch Shell plc, Class A	13,770	439,505

Santos Ltd.	1,545	7,819

Snam SpA	6,825	34,703

TOTAL SA	6,837	379,625

TransCanada Corp.	1,170	55,612

Woodside Petroleum Ltd.	3,240	80,706
		1,972,178

Paper & Forest Products – 0.1%

Stora Enso OYJ, Class R	1,410	17,484

Svenska Cellulosa AB SCA, Class B(c)	2,265	19,732

UPM-Kymmene OYJ	915	25,749
		62,965

Personal Products – 1.5%

Beiersdorf AG	255	27,846

Estee Lauder Cos., Inc. (The), Class A	690	118,549

L’Oreal SA(c)	675	185,412

Shiseido Co. Ltd.	3,000	234,828

Investments	Shares	Value

Personal Products – (continued)

Unilever NV, CVA(c)	4,965	$300,248

Unilever plc	3,615	219,494
		1,086,377

Pharmaceuticals – 5.2%

Allergan plc	540	79,380

Astellas Pharma, Inc.	12,000	162,586

AstraZeneca plc	3,960	295,602

Bayer AG (Registered)	1,545	102,746

Bristol-Myers Squibb Co.	2,355	109,343

Eisai Co. Ltd.	1,500	86,923

Eli Lilly & Co.	1,571	183,870

GlaxoSmithKline plc	10,080	206,757

Hikma Pharmaceuticals plc	195	4,488

Ipsen SA	75	8,750

Merck & Co., Inc.	7,635	600,951

Merck KGaA	375	39,874

Novo Nordisk A/S, Class B	5,025	245,530

Orion OYJ, Class B	405	13,449

Otsuka Holdings Co. Ltd.	3,000	106,909

Pfizer, Inc.	9,660	392,293

Recordati SpA	105	4,235

Roche Holding AG	1,890	498,188

Sanofi	3,060	265,740

Shionogi & Co. Ltd.	2,000	116,292

Takeda Pharmaceutical Co. Ltd.	7,567	279,376

Vifor Pharma AG	165	21,568
		3,824,850

Professional Services – 0.4%

Adecco Group AG (Registered)	30	1,723

Bureau Veritas SA	1,065	26,950

Capita plc*	4,395	7,302

DKSH Holding AG	90	5,525

RELX plc	5,400	123,829

SEEK Ltd.	555	7,113

Teleperformance*	195	37,435

Thomson Reuters Corp.(c)	135	8,309

Wolters Kluwer NV	990	68,988
		287,174

Real Estate Management & Development – 0.6%

Aroundtown SA	1,305	10,568

CapitaLand Ltd.	7,500	19,450

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Castellum AB	840	$15,087

CBRE Group, Inc., Class A*	960	49,987

CK Asset Holdings Ltd.	7,500	60,227

Fabege AB	930	12,898

Hulic Co. Ltd.	3,000	25,805

Hysan Development Co. Ltd.	1,000	5,596

LEG Immobilien AG	60	6,976

Mitsubishi Estate Co. Ltd.	6,000	101,037

Mitsui Fudosan Co. Ltd.	4,500	103,717

New World Development Co. Ltd.	15,000	24,817

Swire Pacific Ltd., Class A	1,000	12,657

Swire Properties Ltd.	3,000	12,179
		461,001

Road & Rail – 0.9%

Aurizon Holdings Ltd.	5,730	19,198

Canadian National Railway Co.	1,815	167,900

Canadian Pacific Railway Ltd.	270	60,248

ComfortDelGro Corp. Ltd.	4,500	8,893

CSX Corp.	1,035	82,417

DSV A/S	495	45,698

MTR Corp. Ltd.	2,500	14,881

Norfolk Southern Corp.	345	70,387

Union Pacific Corp.	1,080	191,203
		660,825

Semiconductors & Semiconductor Equipment – 2.7%

Advanced Micro Devices, Inc.*	345	9,532

ams AG*	195	8,227

ASML Holding NV	1,020	212,093

Infineon Technologies AG	1,380	32,517

Intel Corp.	14,520	741,101

Lam Research Corp.	285	59,118

Microchip Technology, Inc.	645	64,429

NVIDIA Corp.	915	165,615

ON Semiconductor Corp.*	1,275	29,401

QUALCOMM, Inc.	3,300	284,229

STMicroelectronics NV	975	17,898

Texas Instruments, Inc.	2,895	341,118
		1,965,278

Investments	Shares	Value

Software – 8.0%

Adobe, Inc.*	1,185	$342,761

Altium Ltd.	225	5,353

Autodesk, Inc.*	645	114,946

Dassault Systemes SE	392	61,965

Intuit, Inc.	780	195,827

Micro Focus International plc	622	15,718

Microsoft Corp.	29,700	3,878,820

Oracle Corp.	9,945	550,257

salesforce.com, Inc.*	2,175	359,636

SAP SE	1,980	254,251

SimCorp A/S	315	30,854

Splunk, Inc.*	375	51,765

Symantec Corp.	1,800	43,578

Temenos AG (Registered)*	90	14,962

Xero Ltd.*	120	4,599
		5,925,292

Specialty Retail – 1.4%

AutoZone, Inc.*	45	46,274

Best Buy Co., Inc.	810	60,272

Burlington Stores, Inc.*	255	43,072

Fast Retailing Co. Ltd.	300	173,091

Gap, Inc. (The)	1,500	39,120

Hennes & Mauritz AB, Class B	1,980	34,486

Industria de Diseno Textil SA	1,590	48,058

JB Hi-Fi Ltd.	690	12,515

Kingfisher plc	8,070	27,785

Lowe’s Cos., Inc.	2,610	295,295

TJX Cos., Inc. (The)	4,305	236,258

WH Smith plc	150	4,005
		1,020,231

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	19,755	3,964,236

Hewlett Packard Enterprise Co.	5,310	83,951

HP, Inc.	4,620	92,169

Logitech International SA (Registered)	150	5,864

NEC Corp.	1,500	50,438

NetApp, Inc.	360	26,226

Ricoh Co. Ltd.	4,500	45,374
		4,268,258

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – 1.2%

adidas AG	465	$119,390

Burberry Group plc	1,425	37,470

Cie Financiere Richemont SA (Registered)	945	69,090

EssilorLuxottica SA – IM*	282	34,306

EssilorLuxottica SA – MO* (c)	468	56,907

Hermes International	45	31,630

HUGO BOSS AG	210	14,629

Kering SA	225	132,887

LVMH Moet Hennessy Louis Vuitton SE	705	275,782

Moncler SpA	450	18,443

Pandora A/S	315	13,202

Shenzhou International Group Holdings Ltd.	1,000	13,422

Tapestry, Inc.	270	8,713

VF Corp.	855	80,720
		906,591

Thrifts & Mortgage Finance – 0.0%(a)

Aareal Bank AG	405	14,120

Tobacco – 1.2%

Altria Group, Inc.	3,390	184,179

British American Tobacco plc	3,015	117,522

Imperial Brands plc	2,370	75,264

Japan Tobacco, Inc.	6,000	138,774

Philip Morris International, Inc.	4,575	396,012
		911,751

Trading Companies & Distributors – 0.7%

Brenntag AG	330	17,774

Bunzl plc	1,380	41,540

Fastenal Co.	450	31,748

Ferguson plc	615	43,615

ITOCHU Corp.	6,000	107,744

Marubeni Corp.	7,500	53,542

Mitsui & Co. Ltd.	7,500	120,808

Rexel SA	135	1,813

Sojitz Corp.(c)	7,500	25,791

Sumitomo Corp.	1,500	21,407

Toyota Tsusho Corp.	1,500	49,562

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Travis Perkins plc	570	$10,385

WW Grainger, Inc.	60	16,920
		542,649

Transportation Infrastructure – 0.2%

Aeroports de Paris	165	33,581

Atlas Arteria Ltd.	810	3,991

Auckland International Airport Ltd.	3,930	20,889

Flughafen Zurich AG (Registered)	75	12,350

Fraport AG Frankfurt Airport Services Worldwide	135	11,172

Getlink SE	1,515	24,364

Transurban Group	7,875	74,495
		180,842

Water Utilities – 0.1%

American Water Works Co., Inc.	405	43,817

Severn Trent plc	1,020	27,073

United Utilities Group plc	1,230	13,290
		84,180

Wireless Telecommunication Services – 1.0%

KDDI Corp.	6,000	136,862

NTT DOCOMO, Inc.	4,500	97,394

Rogers Communications, Inc., Class B	570	28,580

SoftBank Group Corp.	3,000	311,246

Tele2 AB, Class B	1,185	15,793

Vodafone Group plc	70,920	131,286
		721,161
Total Common Stocks (Cost $65,535,390)		73,158,027

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(g) – 1.2%

REPURCHASE AGREEMENTS – 1.2%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $879,336, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $896,925 (Cost $879,269)	$879,269	$879,269
Total Investments – 100.0% (Cost $66,414,659)		74,037,296

Liabilities in excess of other assets – 0.0%(a)		(3,336)
NET ASSETS – 100.0%		$74,033,960

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $1,374,431, collateralized in the form of cash with a value of $879,269 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $121,463 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from May 15, 2019 – May 15, 2048 and $459,430 of collateral in the form of Foreign Government Fixed

Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from October 7, 2019 – November 2, 2086; a total value of $1,460,162.

(d)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(e)	Amount represents less than one share.

(f)

Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $4,920, which represents approximately 0.01% of net assets of the Fund.

(g)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $879,269.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

DI – Depositary Interest

FDR – Fiduciary Depositary Receipt

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,950,102
Aggregate gross unrealized depreciation	(1,302,240)
Net unrealized appreciation	$7,647,862
Federal income tax cost	$66,421,568

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
Northern Trust Corp.	$—	$31,320	$—	330	$32,521	$1,201	$—	$—

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	3	06/21/2019	USD	$287,550	$7,927
S&P 500 E-Mini Index	4	06/21/2019	USD	589,700	24,207
					$32,134

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	3.4%
Austria	0.1
Belgium	0.3
Canada	1.9
Denmark	0.7
Finland	0.5
France	4.8
Germany	2.5
Hong Kong	1.1
Ireland	0.2
Italy	1.3
Japan	8.4
Luxembourg	0.0 †
Netherlands	1.8
New Zealand	0.1
Norway	0.4
Poland	0.1
Portugal	0.1
Singapore	0.4
Spain	1.0
Sweden	1.2
Switzerland	2.6
United Kingdom	6.8
United States	59.1
Other[1]	1.2
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Building Products – 0.1%

Universal Forest Products, Inc.	213,776	$7,899,023

Chemicals – 13.7%

CF Industries Holdings, Inc.	1,875,712	83,994,383

FMC Corp.	1,220,592	96,500,004

Incitec Pivot Ltd.	13,119,640	31,119,450

Israel Chemicals Ltd.	5,571,968	29,476,809

K+S AG (Registered)	1,558,496	31,578,645

Mosaic Co. (The)	3,013,552	78,683,843

Nutrien Ltd.	4,882,368	263,717,558

Sasol Ltd.	575,816	19,057,908

Scotts Miracle-Gro Co. (The)(a)	310,320	26,383,407

Sirius Minerals plc* (a)	38,972,744	8,850,547

UPL Ltd.	2,875,632	40,068,562

Yara International ASA(a)	1,437,816	64,695,485
		774,126,601

Diversified Financial Services – 0.1%

Metro Pacific Investments Corp.	44,824,000	3,930,836

Equity Real Estate Investment Trusts (REITs) – 1.5%

Rayonier, Inc.	441,344	14,030,326

Weyerhaeuser Co.(a)	2,561,864	68,657,955
		82,688,281

Food Products – 15.2%

a2 Milk Co. Ltd.* (a)	5,696,096	63,704,637

Archer-Daniels-Midland Co.	4,492,744	200,376,382

Austevoll Seafood ASA	679,256	7,878,505

Bunge Ltd.(a)	1,165,424	61,079,872

Charoen Pokphand Foods PCL, NVDR	32,411,200	27,665,002

Charoen Pokphand Indonesia Tbk. PT	58,271,200	21,570,567

CJ CheilJedang Corp.	68,960	18,595,557

Costa Group Holdings Ltd.(a)	2,658,408	10,609,253

GrainCorp Ltd., Class A	1,882,608	11,925,662

IOI Corp. Bhd.	19,308,800	21,062,447

Investments	Shares	Value

Food Products – (continued)

Kuala Lumpur Kepong Bhd.	3,448,000	$20,632,125

Maruha Nichiro Corp.	344,800	10,897,383

Mowi ASA	3,354,904	72,510,154

PPB Group Bhd.	4,137,600	18,774,066

Salmar ASA	410,312	18,599,862

Sime Darby Plantation Bhd.	21,722,400	27,110,312

Tyson Foods, Inc., Class A	2,275,680	170,698,757

Wilmar International Ltd.	28,618,400	76,528,780
		860,219,323

Metals & Mining – 28.7%

Agnico Eagle Mines Ltd.	796,488	32,849,516

Alcoa Corp.* (a)	648,224	17,294,616

Alumina Ltd.	7,789,032	12,280,374

Anglo American plc(a)	4,651,352	120,146,842

AngloGold Ashanti Ltd.	1,468,848	17,654,352

Barrick Gold Corp.(a)	5,896,080	74,643,356

BHP Group Ltd.	9,819,904	258,499,044

Boliden AB*	913,720	27,103,656

First Quantum Minerals Ltd.	2,361,880	24,844,337

Fortescue Metals Group Ltd.(a)	5,289,232	26,618,204

Franco-Nevada Corp.	620,640	44,287,269

Freeport-McMoRan, Inc.(a)	4,965,120	61,120,627

Glencore plc*	40,051,968	158,912,537

Grupo Mexico SAB de CV, Series B(a)	12,068,000	35,265,923

Korea Zinc Co. Ltd.	41,376	16,027,599

MMC Norilsk Nickel PJSC	58,433	12,977,370

MMC Norilsk Nickel PJSC, ADR	1,373,692	30,495,962

Newcrest Mining Ltd.	2,579,104	45,400,710

Newmont Goldcorp Corp.(a)	1,806,752	56,117,717

Norsk Hydro ASA(a)	4,685,832	20,027,563

Rio Tinto plc	3,823,832	222,577,500

Royal Gold, Inc.(a)	220,672	19,211,704

South32 Ltd.	17,515,840	41,177,269

Sumitomo Metal Mining Co. Ltd.	903,500	28,222,460

Teck Resources Ltd., Class B	1,682,624	39,626,471

Vale SA	10,344,000	131,188,619

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Vedanta Ltd.	5,809,880	$13,937,113

Wheaton Precious Metals Corp.	1,502,433	32,367,312
		1,620,876,022

Multi-Utilities – 1.2%

Suez(a)	1,472,296	20,666,277

Veolia Environnement SA(a)	1,955,016	46,142,174
		66,808,451

Oil, Gas & Consumable Fuels – 29.4%

Anadarko Petroleum Corp.	510,304	37,175,646

Apache Corp.(a)	386,176	12,709,052

BP plc	20,212,170	147,294,233

Cameco Corp.	1,303,344	14,320,119

Canadian Natural Resources Ltd.	1,293,000	38,659,277

Chevron Corp.	1,865,368	223,956,082

China Petroleum & Chemical Corp., Class H	27,584,000	21,201,152

CNOOC Ltd.	16,329,000	29,513,501

Concho Resources, Inc.(a)	210,328	24,267,645

ConocoPhillips	1,151,632	72,691,012

Devon Energy Corp.	486,168	15,625,440

Eni SpA	2,561,864	43,692,110

EOG Resources, Inc.	596,504	57,294,209

Equinor ASA	1,103,360	24,555,263

Exxon Mobil Corp.	3,520,408	282,618,354

Gazprom PJSC	4,154,842	10,548,354

Gazprom PJSC, ADR	4,038,301	20,167,275

Gazprom PJSC, ADR, OTC	155,011	778,155

Hess Corp.(a)	258,600	16,581,432

LUKOIL PJSC	38,086	3,250,233

LUKOIL PJSC, ADR	327,402	27,757,142

Marathon Oil Corp.	830,968	14,159,695

Occidental Petroleum Corp.	762,008	44,867,031

PetroChina Co. Ltd., Class H	20,688,000	13,132,057

Petroleo Brasileiro SA (Preference)	4,482,400	30,761,680

Pioneer Natural Resources Co.	175,848	29,271,658

Repsol SA	1,330,928	22,567,469

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Royal Dutch Shell plc, Class A	4,544,464	$145,147,562

Suncor Energy, Inc.	1,668,832	54,808,949

Tatneft PJSC	1,603,320	18,807,091

TOTAL SA(a)	2,510,144	139,375,950

Woodside Petroleum Ltd.	972,336	24,220,161
		1,661,774,989

Paper & Forest Products – 3.2%

Canfor Corp.*	224,120	2,334,167

Duratex SA	1,034,400	2,602,824

Interfor Corp.* (a)	224,120	2,782,340

Mondi plc(a)	1,193,008	26,136,225

Oji Holdings Corp.	3,448,000	20,618,343

Stella-Jones, Inc.	193,088	6,566,887

Stora Enso OYJ, Class R	1,903,296	23,601,909

Suzano SA	2,068,800	21,330,589

Svenska Cellulosa AB SCA, Class B(a)	2,058,456	17,932,567

UPM-Kymmene OYJ	1,786,064	50,261,228

West Fraser Timber Co. Ltd.	186,192	9,546,285
		183,713,364

Trading Companies & Distributors – 2.3%

Marubeni Corp.	13,968,700	99,721,781

Mitsui & Co. Ltd.	1,724,000	27,769,751
		127,491,532

Water Utilities – 3.9%

Aguas Andinas SA, Class A	9,523,376	5,464,368

American States Water Co.(a)	131,024	9,324,978

American Water Works Co., Inc.(a)	634,432	68,639,198

Aqua America, Inc.(a)	634,432	24,780,914

California Water Service Group(a)	168,952	8,513,491

China Water Affairs Group Ltd.	2,942,000	3,026,224

Cia de Saneamento Basico do Estado de Sao Paulo*	1,210,100	14,397,565

Cia de Saneamento de Minas Gerais-COPASA	218,200	3,811,305

Guangdong Investment Ltd.	10,123,576	18,968,640

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Pennon Group plc	1,479,192	$14,435,618

Severn Trent plc	841,312	22,330,366

United Utilities Group plc	2,372,224	25,631,052
		219,323,719
Total Common Stocks (Cost $4,953,560,407)		5,608,852,141
	Principal Amount

SECURITIES LENDING REINVESTMENTS(b) – 4.1%

CERTIFICATES OF DEPOSIT – 1.8%

ABN AMRO Bank NV 2.62%, 7/5/2019	$5,000,000	4,976,750

Bank of Montreal, Chicago
(SOFR + 0.44%), 2.78%, 5/9/2019(c)	3,000,000	3,000,094
(ICE LIBOR USD 1 Month + 0.33%), 2.80%, 8/6/2019(c)	5,000,000	5,003,380

Bank of Nova Scotia, Houston
(SOFR + 0.43%), 2.91%, 5/16/2019(c)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month + 0.22%), 2.67%, 12/30/2019(c)	3,000,000	3,002,916

Barclays Bank plc, New York 2.95%, 8/2/2019	4,000,000	4,001,712

Canadian Imperial Bank of Commerce, New York
(ICE LIBOR USD 1 Month + 0.25%), 2.72%, 10/15/2019(c)	5,000,000	5,003,225

Cooperatieve Rabobank UA, London
(ICE LIBOR USD 1 Month + 0.19%), 2.67%, 4/24/2020(c)	5,000,000	5,000,000

Credit Agricole CIB, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.70%, 12/20/2019(c)	5,000,000	5,001,230

	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

KBC Bank NV, Brussels 2.61%, 7/2/2019	$5,000,000	$5,000,000

Mitsubishi UFJ Trust & Banking Corp., New York 2.62%, 6/13/2019	2,000,000	1,999,880

MUFG Bank Ltd., New York Branch
(ICE LIBOR USD 3 Month + 0.10%), 2.68%, 10/24/2019(c)	2,500,000	2,499,540

Nationwide Building Society 2.73%, 6/24/2019	5,000,000	4,979,714

Royal Bank of Canada, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 9/17/2019(c)	4,000,000	4,001,684

Shizuoka Bank Ltd., New York 2.59%, 6/11/2019	2,000,000	2,000,000

Societe Generale, New York
(ICE LIBOR USD 3 Month + 0.20%), 2.71%, 8/5/2019(c)	4,000,000	4,002,344
(ICE LIBOR USD 3 Month + 0.20%), 2.72%, 8/21/2019(c)	3,000,000	3,002,109

Standard Chartered, New York 2.69%, 8/14/2019	6,000,000	6,001,932

Sumitomo Mitsui Trust Bank Ltd., New York 2.59%, 7/3/2019	5,000,000	5,000,415

Svenska Handelsbanken, New York
(ICE LIBOR USD 3 Month + 0.02%), 2.61%, 7/19/2019(c)	5,000,000	5,000,715

The Chiba Bank Ltd., New York Branch 2.62%, 6/6/2019	5,000,000	5,000,000
2.62%, 7/29/2019	2,000,000	1,999,972

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – (continued)

CERTIFICATES OF DEPOSIT – (continued)

The Sumitomo Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 5/17/2019(c)	$3,000,000	$3,000,000

Toronto-Dominion Bank, New York 2.75%, 6/17/2019	2,000,000	2,000,000
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 9/17/2019(c)	4,000,000	4,001,840

Wells Fargo Bank (San Francisco) NA
(ICE LIBOR USD 3 Month + 0.21%), 2.80%, 10/25/2019(c)	3,500,000	3,500,000

Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.30%), 2.75%, 2/14/2020(c)	4,000,000	3,999,985
Total Certificates of Deposit (Cost $103,962,917)		103,979,437

COMMERCIAL PAPER – 0.2%

National Bank of Canada
(ICE LIBOR USD 1 Month + 0.27%), 2.74%, 5/7/2019(c) (d)	5,000,000	5,000,000

Toyota Motor Credit Corp. 2.65%, 8/29/2019	5,000,000	4,957,575
Total Commercial Paper (Cost $9,956,333)		9,957,575

	Principal Amount	Value

FUNDING AGREEMENTS – 0.1%

United of Omaha Life Insurance
(ICE LIBOR USD 3 Month + 0.12%), 2.75%, 5/30/2019(c) (Cost $3,000,000)	$3,000,000	$3,000,000

REPURCHASE AGREEMENTS – 2.0%

Citadel Clearing LLC, 3.03%, dated 4/30/2019, due 7/31/2019, repurchase price $5,038,716, collateralized by various Common Stocks; total market value $5,515,709	5,000,000	5,000,000

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $51,580,444, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $52,612,202	51,576,504	51,576,504

ML Pierce Fenner & Smith, Inc., 2.97%, dated 4/30/2019, due 7/31/2019, repurchase price $8,060,720, collateralized by various Common Stocks; total market value $8,846,125	8,000,000	8,000,000

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 2.53%, dated 4/30/2019, due 5/1/2019, repurchase price $50,003,514, collateralized by various U.S. Treasury Securities, ranging from 0.38% – 2.88%, maturing 2/15/2020 – 8/15/2026; Common Stocks; total market value $55,752,926	$50,000,000	$50,000,000
Total Repurchase Agreements (Cost $114,576,504)		114,576,504
Total Securities Lending Reinvestments (Cost $231,495,754)		231,513,516
Total Investments – 103.4% (Cost $5,185,056,161)		5,840,365,657

Liabilities in excess of other assets – (3.4%)		(190,625,019)
NET ASSETS – 100.0%		$5,649,740,638

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $517,096,799, collateralized in the form of cash with a value of $231,439,250 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $53,821,472 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 15, 2019 – November 15, 2047 and $257,792,624 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 15, 2019 – September 20, 2117; a total value of $543,053,346.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $231,513,516.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$776,912,651
Aggregate gross unrealized depreciation	(146,187,677)
Net unrealized appreciation	$630,724,974
Federal income tax cost	$5,211,297,499

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	17	06/21/2019	EUR	$657,672	$34,794
FTSE 100 Index	116	06/21/2019	GBP	11,147,432	477,083
FTSE/JSE Top 40 Index	30	06/20/2019	ZAR	1,101,460	55,826
Hang Seng Index	3	05/30/2019	HKD	563,413	(8,291)
MSCI Emerging Markets E-Mini Index	16	06/21/2019	USD	864,160	36,082
S&P Midcap 400 E-Mini Index	24	06/21/2019	USD	4,736,160	263,504
S&P/TSX 60 Index	82	06/20/2019	CAD	12,111,032	487,032
SPI 200 Index	50	06/20/2019	AUD	5,546,338	113,861
TOPIX Index	2	06/13/2019	JPY	290,011	5,846
					$1,465,737

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	277,011	JPMorgan Chase Bank	USD	310,000	06/19/2019	$1,766
GBP	268,051	Bank of New York	USD	348,000	06/19/2019	2,363
INR*	11,240,485	Goldman Sachs & Co.	USD	159,336	06/19/2019	1,276
MXN	15,588,275	Morgan Stanley	USD	800,000	06/19/2019	12,986
RUB*	102,583,422	Goldman Sachs & Co.	USD	1,540,243	06/19/2019	36,991
USD	543,000	Goldman Sachs & Co.	AUD	758,098	06/19/2019	8,774
USD	2,200,000	Morgan Stanley	AUD	3,099,828	06/19/2019	15,576
USD	1,351,000	Goldman Sachs & Co.	BRL*	5,222,573	06/19/2019	33,986
USD	800,000	Morgan Stanley	BRL*	3,156,160	06/19/2019	4,088
USD	1,775,000	Citibank NA	CAD	2,362,237	06/19/2019	16,719
USD	4,400,000	Morgan Stanley	CAD	5,855,869	06/19/2019	41,310
USD	964,443	Morgan Stanley	CHF	961,534	06/19/2019	16,326
USD	3,470,000	Citibank NA	EUR	3,033,456	06/19/2019	55,949
USD	2,080,000	Toronto-Dominion Bank (The)	EUR	1,822,499	06/19/2019	28,839
USD	10,067,377	Morgan Stanley	GBP	7,559,966	06/19/2019	185,936
USD	176,000	Citibank NA	HKD	1,378,604	06/19/2019	151
USD	2,510,000	Citibank NA	JPY	275,294,516	06/19/2019	28,218
USD	1,450,000	Morgan Stanley	JPY	160,612,144	06/19/2019	2,080
USD	417,510	Morgan Stanley	KRW*	470,345,728	06/19/2019	14,147
USD	910,000	Citibank NA	NOK	7,703,452	06/19/2019	17,424
USD	420,000	Toronto-Dominion Bank (The)	NOK	3,575,013	06/19/2019	5,774
USD	280,000	Goldman Sachs & Co.	NZD	407,941	06/19/2019	7,696
USD	340,000	Morgan Stanley	RUB*	21,932,210	06/19/2019	2,789
USD	465,000	Toronto-Dominion Bank (The)	SEK	4,281,483	06/19/2019	12,851

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	191,000	JPMorgan Chase Bank	SGD	258,701	06/19/2019	$787
USD	480,000	Morgan Stanley	SGD	648,302	06/19/2019	3,328
Total unrealized appreciation						$558,130
AUD	5,635,712	Citibank NA	USD	3,990,997	06/19/2019	$(19,556)
AUD	1,067,930	Morgan Stanley	USD	760,000	06/19/2019	(7,438)
AUD	353,053	Toronto-Dominion Bank (The)	USD	250,000	06/19/2019	(1,206)
BRL*	6,578,755	BNP Paribas SA	USD	1,709,800	06/19/2019	(50,788)
BRL*	2,093,245	Citibank NA	USD	550,000	06/19/2019	(22,131)
CAD	11,506,917	Citibank NA	USD	8,653,203	06/19/2019	(88,277)
CAD	574,572	Societe Generale	USD	430,000	06/19/2019	(2,330)
EUR	882,154	JPMorgan Chase Bank	USD	1,000,000	06/19/2019	(7,165)
EUR	3,911,918	Morgan Stanley	USD	4,460,059	06/19/2019	(57,328)
GBP	9,168,498	Citibank NA	USD	12,000,000	06/19/2019	(16,087)
GBP	257,043	Goldman Sachs & Co.	USD	337,000	06/19/2019	(1,025)
GBP	366,124	Morgan Stanley	USD	480,000	06/19/2019	(1,448)
GBP	301,998	Toronto-Dominion Bank (The)	USD	400,000	06/19/2019	(5,266)
HKD	2,410,919	Goldman Sachs & Co.	USD	307,852	06/19/2019	(324)
JPY	225,628,220	JPMorgan Chase Bank	USD	2,040,865	06/19/2019	(6,825)
MXN	534,260	JPMorgan Chase Bank	USD	27,969	06/19/2019	(105)
NOK	20,904,320	Citibank NA	USD	2,440,872	06/19/2019	(18,751)
NOK	2,059,549	Morgan Stanley	USD	240,000	06/19/2019	(1,366)
NZD	895,559	Citibank NA	USD	613,078	06/19/2019	(15,285)
SEK	4,945,891	Citibank NA	USD	534,537	06/19/2019	(12,222)
SGD	1,471,336	Societe Generale	USD	1,086,934	06/19/2019	(5,115)
USD	170,000	JPMorgan Chase Bank	CAD	228,828	06/19/2019	(323)
USD	150,000	Goldman Sachs & Co.	GBP	115,920	06/19/2019	(1,516)
USD	192,000	JPMorgan Chase Bank	JPY	21,401,662	06/19/2019	(936)
USD	823,080	Societe Generale	MXN	16,122,535	06/19/2019	(17,770)
USD	410,000	Goldman Sachs & Co.	RUB*	27,087,114	06/19/2019	(6,468)
Total unrealized depreciation						$(367,051)
Net unrealized appreciation						$191,079

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	8.2%
Brazil	3.6
Canada	11.4
Chile	0.1
China	1.5
Finland	1.3
France	3.6
Germany	0.6
India	1.0
Indonesia	0.4
Israel	0.5
Italy	0.8
Japan	3.3
Malaysia	1.5
Mexico	0.6
New Zealand	1.1
Norway	3.7
Philippines	0.1
Russia	2.2
Singapore	1.4
South Africa	0.6
South Korea	0.6
Spain	0.4
Sweden	0.8
Thailand	0.5
United Kingdom	15.8
United States	33.7
Other[1]	0.7
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Air Freight & Logistics – 2.4%

bpost SA(a)	44,625	$535,620

CTT-Correios de Portugal SA	44,625	126,328

Deutsche Post AG (Registered)*	546,750	18,933,750

Oesterreichische Post AG	15,375	597,908

PostNL NV(a)	214,125	554,091

Royal Mail plc	532,500	1,754,921

Singapore Post Ltd.	675,000	515,722
		23,018,340

Commercial Services & Supplies – 3.6%

Advanced Disposal Services, Inc.* (a)	18,000	582,120

Bingo Industries Ltd.(a) (b)	191,250	226,820

China Everbright International Ltd.(a)	1,875,000	1,835,470

Clean Harbors, Inc.*	10,125	769,500

Cleanaway Waste Management Ltd.	1,200,000	1,900,395

Covanta Holding Corp.(a)	24,750	447,233

Daiseki Co. Ltd.(a)	37,500	1,025,253

Insun ENT Co. Ltd.*	20,250	169,364

Koentec Co. Ltd.	22,875	222,258

Republic Services, Inc.(a)	39,000	3,229,980

Shanghai Youngsun Investment Co. Ltd., Class B* ^ (c)	57,800	168,892

Stericycle, Inc.* (a)	16,875	985,331

Waste Connections, Inc.(a)	148,500	13,726,204

Waste Management, Inc.	76,125	8,171,257
		33,460,077

Diversified Financial Services – 0.1%

Metro Pacific Investments Corp.	6,375,000	559,055

Diversified Telecommunication Services – 14.6%

AT&T, Inc.	1,279,125	39,601,710

BCE, Inc.	163,875	7,302,013

BT Group plc	1,587,375	4,739,918

Cellnex Telecom SA(b)	40,875	1,256,072

CenturyLink, Inc.(a)	163,875	1,871,453

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

China Telecom Corp. Ltd., Class H	3,000,000	$1,552,502

China Tower Corp. Ltd., Class H(b)	8,250,000	2,229,332

Chunghwa Telecom Co. Ltd.	942,000	3,383,774

Deutsche Telekom AG (Registered)	593,625	9,921,919

Infrastrutture Wireless Italiane SpA(b)	54,375	449,723

Nippon Telegraph & Telephone Corp.	206,500	8,558,510

Swisscom AG (Registered)(a)	4,875	2,271,013

Telefonica SA	850,875	7,086,974

Telstra Corp. Ltd.	2,157,750	5,133,315

Verizon Communications, Inc.	726,375	41,541,387
		136,899,615

Electric Utilities – 12.2%

American Electric Power Co., Inc.	87,750	7,507,012

CLP Holdings Ltd.	694,000	7,868,471

Duke Energy Corp.	126,000	11,481,120

Enel SpA	3,021,000	19,091,594

Eversource Energy	54,375	3,896,512

Exelon Corp.	172,125	8,769,769

Iberdrola SA	2,317,875	21,035,709

NextEra Energy, Inc.	84,375	16,405,875

PPL Corp.	126,375	3,944,164

Southern Co. (The)(a)	177,000	9,419,940

Xcel Energy, Inc.	92,250	5,212,125
		114,632,291

Equity Real Estate Investment Trusts (REITs) – 4.4%

American Tower Corp.	78,000	15,233,400

CoreCivic, Inc.(a)	16,125	335,561

Crown Castle International Corp.	73,875	9,291,998

CyrusOne, Inc.(a)	16,875	939,769

Digital Realty Trust, Inc.(a)	35,625	4,193,419

Equinix, Inc.	14,250	6,479,475

GEO Group, Inc. (The)	16,875	337,838

Keppel DC REIT	262,500	291,195

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

QTS Realty Trust, Inc., Class A(a)	11,250	$510,187

SBA Communications Corp.*	20,625	4,201,931
		41,814,773

Gas Utilities – 0.5%

APA Group	396,000	2,681,330

Beijing Enterprises Holdings Ltd.	187,500	997,798

Petronas Gas Bhd.	150,000	641,432
		4,320,560

Health Care Providers & Services – 2.9%

Acadia Healthcare Co., Inc.* (a)	12,375	396,247

Bangkok Chain Hospital PCL, NVDR	937,500	534,456

Bangkok Dusit Medical Services PCL, NVDR	5,962,500	4,762,529

Bumrungrad Hospital PCL, NVDR	262,500	1,455,364

Encompass Health Corp.	18,000	1,160,100

Hapvida Participacoes e Investimentos SA(b)	75,000	574,513

HCA Healthcare, Inc.(a)	49,125	6,250,174

Healthscope Ltd.	864,000	1,489,910

IHH Healthcare Bhd.	1,912,500	2,571,895

Life Healthcare Group Holdings Ltd.	651,000	1,182,914

Netcare Ltd.	632,625	1,058,181

Ramsay Health Care Ltd.(a)	74,625	3,430,920

Tenet Healthcare Corp.*	19,875	435,263

Universal Health Services, Inc., Class B(a)	15,000	1,903,050
		27,205,516

IT Services – 0.0%(d)

NEXTDC Ltd.* (a)	43,125	193,959

Media – 5.9%

Charter Communications, Inc., Class A*	27,750	10,300,522

Comcast Corp., Class A	797,625	34,720,616

DISH Network Corp., Class A*	37,500	1,317,000

Investments	Shares	Value

Media – (continued)

Liberty Broadband Corp., Class C* (a)	27,750	$2,739,203

Liberty Global plc, Class C*	91,125	2,382,919

SES SA, FDR(a)	76,125	1,294,203

Shaw Communications, Inc., Class B	94,500	1,905,876

Sirius XM Holdings, Inc.(a)	223,500	1,298,535
		55,958,874

Multi-Utilities – 8.5%

Consolidated Edison, Inc.	55,875	4,814,190

Dominion Energy, Inc.	136,125	10,600,054

DTE Energy Co.(a)	31,125	3,912,724

E.ON SE	859,875	9,220,317

Engie SA	713,625	10,560,824

National Grid plc	1,311,750	14,297,835

Public Service Enterprise Group, Inc.	90,375	5,390,869

Sempra Energy	48,000	6,141,600

Suez(a)	208,875	2,931,930

Veolia Environnement SA(a)	312,375	7,372,656

WEC Energy Group, Inc.(a)	56,625	4,441,099
		79,684,098

Oil, Gas & Consumable Fuels – 9.5%

Enagas SA	90,750	2,583,270

Enbridge, Inc.(a)	780,000	28,696,253

Equitrans Midstream Corp.(a)	40,125	835,804

Inter Pipeline Ltd.(a)	149,250	2,420,930

Keyera Corp.	76,500	1,760,660

Kinder Morgan, Inc.(a)	340,500	6,765,735

Koninklijke Vopak NV(a)	23,625	1,052,442

ONEOK, Inc.(a)	73,500	4,992,855

Pembina Pipeline Corp.	197,625	7,037,048

Plains GP Holdings LP, Class A* (a)	25,125	592,950

Polskie Gornictwo Naftowe i Gazownictwo SA	661,875	1,002,815

Snam SpA	873,375	4,440,776

Tallgrass Energy LP(a)	28,875	697,043

Targa Resources Corp.(a)	42,750	1,716,413

TransCanada Corp.	351,375	16,701,544

Transneft PJSC (Preference)	624	1,623,352

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Williams Cos., Inc. (The)	210,000	$5,949,300
		88,869,190

Road & Rail – 19.1%

Aurizon Holdings Ltd.	1,086,000	3,638,454

Canadian National Railway Co.	406,125	37,569,280

Canadian Pacific Railway Ltd.	79,125	17,656,074

Central Japan Railway Co.	115,500	24,780,000

CSX Corp.(a)	150,000	11,944,500

East Japan Railway Co.	211,300	19,854,137

Hankyu Hanshin Holdings, Inc.	150,000	5,589,226

Kansas City Southern	18,750	2,308,875

Keisei Electric Railway Co. Ltd.	97,800	3,415,865

Kyushu Railway Co.	75,000	2,437,710

MTR Corp. Ltd.	937,500	5,580,499

Norfolk Southern Corp.(a)	48,375	9,869,468

Tobu Railway Co. Ltd.	112,500	3,171,717

Union Pacific Corp.	130,500	23,103,720

West Japan Railway Co.	112,500	8,345,455
		179,264,980

Transportation Infrastructure – 8.0%

Adani Ports & Special Economic Zone Ltd.	532,875	3,009,375

Aena SME SA(b)	40,500	7,504,964

Aeroports de Paris	15,750	3,205,426

Airports of Thailand PCL, NVDR	2,437,500	5,230,031

Atlantia SpA	257,625	7,021,679

Atlas Arteria Ltd.(a)	382,875	1,886,406

Auckland International Airport Ltd.	542,250	2,882,163

Bangkok Expressway & Metro PCL, NVDR	4,912,500	1,677,252

CCR SA	675,000	1,997,507

China Merchants Port Holdings Co. Ltd.	750,000	1,514,263

COSCO SHIPPING Ports Ltd.	751,677	749,244

Flughafen Zurich AG (Registered)	10,125	1,667,296

Getlink SE	250,500	4,028,552

Investments	Shares	Value

Transportation Infrastructure – (continued)

Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	225,000	$2,279,936

Grupo Aeroportuario del Sureste SAB de CV, Class B	118,125	1,938,954

International Container Terminal Services, Inc.	948,750	2,303,034

Jiangsu Expressway Co. Ltd., Class H	750,000	1,066,867

Promotora y Operadora de Infraestructura SAB de CV(a)	112,500	1,140,441

Qube Holdings Ltd.(a)	856,875	1,706,806

Shenzhen International Holdings Ltd.	562,500	1,213,131

Sydney Airport	1,278,750	6,858,367

Transurban Group	1,504,500	14,232,184

Westshore Terminals Investment Corp.(a)	21,375	334,004
		75,447,882

Water Utilities – 2.6%

Aguas Andinas SA, Class A	1,381,875	792,899

American States Water Co.	6,000	427,020

American Water Works Co., Inc.	32,625	3,529,699

Aqua America, Inc.(a)	31,125	1,215,742

Beijing Enterprises Water Group Ltd.*	3,000,000	1,862,238

California Water Service Group(a)	8,250	415,717

Cia de Saneamento Basico do Estado de Sao Paulo*	187,500	2,230,843

Cia de Saneamento de Minas Gerais-COPASA	37,500	655,014

Cia de Saneamento do Parana (Preference)	225,000	811,078

Guangdong Investment Ltd.	1,500,000	2,810,564

Pennon Group plc	226,500	2,210,441

Severn Trent plc	131,250	3,483,679

United Utilities Group plc	373,500	4,035,537
		24,480,471

Wireless Telecommunication Services – 4.5%

China Mobile Ltd.	1,018,500	9,704,142

KDDI Corp.	314,700	7,178,410

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

SoftBank Group Corp.	160,900	$16,693,149

Vodafone Group plc	4,885,875	9,044,648
		42,620,349
Total Common Stocks (Cost $803,276,316)		928,430,030
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 2.5%

REPURCHASE AGREEMENTS – 2.5%

Citigroup Global Markets Ltd., 2.43%, dated 4/30/2019, due 5/1/2019, repurchase price $17,001,147, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 2.13%, maturing 9/5/2019 – 3/31/2024; total market value $17,338,387	$17,000,000	17,000,000

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $4,065,335, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $4,146,653	4,065,024	4,065,024

	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

ML Pierce Fenner & Smith, Inc., 2.97%, dated 4/30/2019, due 7/31/2019, repurchase price $2,015,180, collateralized by various Common Stocks; total market value $2,211,531	$2,000,000	$2,000,000
		23,065,024
Total Securities Lending Reinvestments (Cost $23,065,024)		23,065,024
Total Investments – 101.3% (Cost $826,341,340)		951,495,054

Liabilities in excess of other assets – (1.3%)		(12,333,632)
NET ASSETS – 100.0%		$939,161,422

*	Non-income producing security.

^	Security subject to restrictions on resale.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $54,397,862, collateralized in the form of cash with a value of $23,065,024 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,472,953 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 15, 2019 – November 15, 2048 and $30,815,191 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 15, 2019 – September 20, 2117; a total value of $57,353,168.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $168,892, which represents approximately 0.02% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $23,065,024.

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

FDR – Fiduciary Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,845,112
Aggregate gross unrealized depreciation	(39,408,337)
Net unrealized appreciation	$123,436,775
Federal income tax cost	$828,430,729

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	27	06/21/2019	EUR	$1,044,537	$61,146
FTSE 100 Index	5	06/21/2019	GBP	480,493	9,962
S&P 500 E-Mini Index	27	06/21/2019	USD	3,980,475	195,306
S&P/TSX 60 Index	17	06/20/2019	CAD	2,510,824	83,762
SPI 200 Index	10	06/20/2019	AUD	1,109,267	21,286
TOPIX Index	11	06/13/2019	JPY	1,595,062	8,365
					$379,827

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	373,976	Citibank NA	AUD	528,093	06/19/2019	$1,833
USD	220,000	Citibank NA	EUR	193,708	06/19/2019	1,988
USD	19,130	Morgan Stanley	GBP	14,414	06/19/2019	290
USD	460,000	Citibank NA	JPY	50,452,381	06/19/2019	5,171
USD	190,000	JPMorgan Chase Bank	JPY	21,039,238	06/19/2019	331
Total unrealized appreciation						$9,613
AUD	139,927	Citibank NA	USD	100,000	06/19/2019	$(1,394)
CAD	740,643	Citibank NA	USD	556,976	06/19/2019	(5,694)
CAD	187,682	Toronto-Dominion Bank (The)	USD	140,000	06/19/2019	(303)
EUR	185,183	Citibank NA	USD	210,000	06/19/2019	(1,582)
EUR	306,603	Morgan Stanley	USD	349,565	06/19/2019	(4,493)
EUR	97,082	Toronto-Dominion Bank (The)	USD	110,000	06/19/2019	(738)
GBP	99,286	Citibank NA	USD	130,000	06/19/2019	(225)
JPY	14,367,847	Citibank NA	USD	130,000	06/19/2019	(474)
JPY	69,000,212	JPMorgan Chase Bank	USD	624,125	06/19/2019	(2,087)
Total unrealized depreciation						$(16,990)
Net unrealized depreciation						$(7,377)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	4.6%
Austria	0.1
Belgium	0.1
Brazil	0.7
Canada	14.4
Chile	0.1
China	2.7
France	3.0
Germany	4.0
Hong Kong	1.4
India	0.3
Italy	3.3
Japan	10.8
Luxembourg	0.1
Malaysia	0.3
Mexico	0.6
Netherlands	0.2
New Zealand	0.3
Philippines	0.3
Poland	0.1
Portugal	0.0	†
Russia	0.2
Singapore	0.1
South Africa	0.2
South Korea	0.0	†
Spain	4.2
Switzerland	0.4
Taiwan	0.4
Thailand	1.5
United Kingdom	4.2
United States	40.2
Other[1]	1.2
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.2%

Equity Real Estate Investment Trusts (REITs) – 77.7%

AEON REIT Investment Corp.	848	$1,024,833

Agree Realty Corp.	18,974	1,242,228

alstria office REIT-AG*	86,920	1,361,809

American Homes 4 Rent, Class A	139,708	3,350,198

Apartment Investment & Management Co., Class A	92,008	4,541,515

Argosy Property Ltd.	153,594	134,698

AvalonBay Communities, Inc.	74,094	14,887,707

Big Yellow Group plc	91,160	1,237,132

British Land Co. plc (The)(a)	334,218	2,588,077

Brixmor Property Group, Inc.(a)	173,522	3,102,573

BWP Trust	337,292	878,391

Camden Property Trust	56,074	5,643,848

Canadian Apartment Properties REIT	43,030	1,533,176

Champion REIT	1,272,000	1,076,565

Charter Hall Group	173,098	1,195,202

Chesapeake Lodging Trust(a)	34,768	990,888

Derwent London plc	61,268	2,531,943

Dexus	587,134	5,165,678

DiamondRock Hospitality Co.	120,204	1,305,415

Dream Global REIT	110,558	1,133,359

Dream Office REIT(a)	41,340	716,044

Duke Realty Corp.	206,806	6,435,803

EastGroup Properties, Inc.	20,988	2,399,558

EPR Properties	43,036	3,393,819

Equity Commonwealth	69,748	2,217,986

Equity LifeStyle Properties, Inc.	49,290	5,752,143

Equity Residential	205,004	15,666,406

Four Corners Property Trust, Inc.	37,736	1,073,212

Frasers Centrepoint Trust	487,600	856,130

Frontier Real Estate Investment Corp.	248	1,030,967

Fukuoka REIT Corp.	530	824,207

Gecina SA	26,500	3,952,877

Getty Realty Corp.	26,818	869,708

Goodman Group	104,092	964,169

Goodman Property Trust	612,574	706,749

Granite REIT	19,080	865,068

Green REIT plc	527,244	1,000,955

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Growthpoint Properties Australia Ltd.	282,808	$838,019

H&R REIT(a)	80,242	1,365,402

Hansteen Holdings plc	437,886	536,599

HCP, Inc.	277,084	8,251,562

Healthcare Trust of America, Inc., Class A	119,250	3,288,915

Host Hotels & Resorts, Inc.	428,876	8,251,574

Ichigo Office REIT Investment(a)	954	878,836

Inmobiliaria Colonial Socimi SA	164,406	1,767,877

Investors Real Estate Trust(a)	13,356	805,100

Japan Excellent, Inc.	636	910,244

Japan Rental Housing Investments, Inc.	1,060	817,544

Kenedix Office Investment Corp.	212	1,418,092

Kenedix Residential Next Investment Corp.	530	856,090

Killam Apartment REIT	66,886	941,237

Kimco Realty Corp.	243,270	4,230,465

Lexington Realty Trust	122,112	1,107,556

Liberty Property Trust	85,224	4,230,519

Life Storage, Inc.	26,818	2,555,487

Link REIT	1,219,000	14,217,057

LondonMetric Property plc	409,266	1,078,817

LTC Properties, Inc.(a)	22,790	1,026,917

Mapletree North Asia Commercial Trust(b)	1,293,200	1,292,060

Medical Properties Trust, Inc.(a)	213,908	3,734,834

Merlin Properties Socimi SA	203,308	2,768,344

MGM Growth Properties LLC, Class A	37,206	1,200,266

Mirvac Group	440,430	877,291

Mori Trust Sogo Reit, Inc.	636	958,782

National Health Investors, Inc.	24,274	1,830,988

Nippon Accommodations Fund, Inc.	246	1,256,781

Nippon Building Fund, Inc.	567	3,650,182

NIPPON REIT Investment Corp.	212	790,896

Park Hotels & Resorts, Inc.	62,116	1,992,681

Parkway Life REIT	381,600	810,185

Piedmont Office Realty Trust, Inc., Class A	74,306	1,547,051

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Precinct Properties New Zealand Ltd.(a)	819,274	$874,198

Premier Investment Corp.	848	1,049,959

Prologis, Inc.	258,958	19,854,310

PS Business Parks, Inc.	11,872	1,823,777

Public Storage	1,908	422,011

Rayonier, Inc.	74,730	2,375,667

Retail Properties of America, Inc., Class A	124,126	1,525,509

RioCan REIT	85,330	1,634,033

RPT Realty	63,070	765,039

Sabra Health Care REIT, Inc.(a)	102,926	2,013,233

Safestore Holdings plc(a)	125,822	1,056,339

Scentre Group	3,072,092	8,259,955

Segro plc	585,326	5,176,600

Simon Property Group, Inc.	48,124	8,359,139

SL Green Realty Corp.	48,336	4,270,002

SmartCentres REIT(a)	41,234	1,038,513

Societe Fonciere Lyonnaise SA	1,802	131,671

Spirit Realty Capital, Inc.	49,502	2,002,851

Sunlight REIT	212,000	155,918

Sunstone Hotel Investors, Inc.	131,758	1,897,315

Tritax Big Box REIT plc	848,848	1,644,409

UNITE Group plc (The)	151,898	1,865,366

VICI Properties, Inc.	167,586	3,820,961

Weingarten Realty Investors	70,066	2,027,710
		259,779,771

Household Durables – 0.4%

Iida Group Holdings Co. Ltd.(a)	84,800	1,430,655

Industrial Conglomerates – 0.2%

Hopewell Holdings Ltd.(c)	159,000	782,293

Real Estate Management & Development – 20.9%

ADO Properties SA(b)	16,960	889,531

Aeon Mall Co. Ltd.	63,600	973,059

Aroundtown SA	449,758	3,642,220

Castellum AB	157,516	2,829,118

City Developments Ltd.	233,200	1,531,596

CK Asset Holdings Ltd.	811,500	6,516,494

CLS Holdings plc	243,800	765,970

Investments	Shares	Value

Real Estate Management & Development – (continued)

Daejan Holdings plc	1,590	$120,223

Daibiru Corp.	63,600	561,336

Entra ASA(b)	68,370	988,291

Fabege AB	152,640	2,116,967

First Capital Realty, Inc.	102,290	1,623,470

Heiwa Real Estate Co. Ltd.	42,400	813,928

Helical plc	21,624	96,974

Henderson Land Development Co. Ltd.	760,530	4,682,183

HKR International Ltd.(a)	169,600	93,605

Hongkong Land Holdings Ltd.	678,400	4,728,448

Hufvudstaden AB, Class A	64,342	1,070,697

Kenedix, Inc.(a)	148,400	703,526

Kennedy-Wilson Holdings, Inc.(a)	75,260	1,621,100

Kungsleden AB	121,900	924,495

Leopalace21 Corp.(a)	159,000	268,390

Nomura Real Estate Holdings, Inc.	74,200	1,568,943

Olav Thon Eiendomsselskap ASA	5,724	105,246

PSP Swiss Property AG (Registered)	23,744	2,423,333

Realogy Holdings Corp.(a)	68,370	890,177

St Joe Co. (The)* (a)	44,732	762,233

St Modwen Properties plc	163,240	874,640

Sumitomo Realty & Development Co. Ltd.	205,100	7,555,783

Swire Pacific Ltd., Class A	289,000	3,657,901

Swire Pacific Ltd., Class B	530,000	1,049,813

Swire Properties Ltd.	678,400	2,754,103

TAG Immobilien AG	71,550	1,606,929

TOC Co. Ltd.(a)	95,400	594,457

Tricon Capital Group, Inc.	23,850	188,821

Vonovia SE	70,384	3,507,765

Wharf Real Estate Investment Co. Ltd.	366,000	2,803,758

Wihlborgs Fastigheter AB	81,726	1,085,748

Wing Tai Holdings Ltd.	95,400	143,675

Yanlord Land Group Ltd.	583,000	625,316
		69,760,262
Total Common Stocks (Cost $293,744,634)		331,752,981

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(d) – 2.3%

REPURCHASE AGREEMENTS – 2.3%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $7,855,600, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $8,012,735 (Cost $7,855,000)	$7,855,000	$7,855,000
Total Investments – 101.5% (Cost $301,599,634)		339,607,981

Liabilities in excess of other assets – (1.5%)		(5,011,814)
NET ASSETS – 100.0%		$334,596,167

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $13,138,627, collateralized in the form of cash with a value of $7,855,000 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,763,973 of collateral in the form of U.S. Government

Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 15, 2019 – November 15, 2048 and $3,155,626 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from October 7, 2019 – July 22, 2068; a total value of $13,774,599.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2019 amounted to $782,293, which represents approximately 0.23% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $7,855,000.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,258,040
Aggregate gross unrealized depreciation	(4,197,228)
Net unrealized appreciation	$37,060,812
Federal income tax cost	$302,662,906

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	8	06/21/2019	EUR	$309,492	$19,963
Hang Seng Index	3	05/30/2019	HKD	563,413	(8,291)
S&P 500 E-Mini Index	3	06/21/2019	USD	442,275	19,804
S&P Midcap 400 E-Mini Index	7	06/21/2019	USD	1,381,380	65,812
SGX Nikkei 225 Index	2	06/13/2019	JPY	200,449	9,615
SPI 200 Index	5	06/20/2019	AUD	554,634	11,290
					$118,193

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® Global Quality Real Estate Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	687,039	Citibank NA	AUD	970,173	06/19/2019	$3,367
USD	60,209	Morgan Stanley	CHF	60,028	06/19/2019	1,019
USD	69,000	Morgan Stanley	GBP	51,742	06/19/2019	1,369
USD	1,000,000	Toronto-Dominion Bank (The)	HKD	7,827,450	06/19/2019	1,563
USD	148,910	JPMorgan Chase Bank	JPY	16,462,741	06/19/2019	498
USD	162,008	Societe Generale	SGD	219,304	06/19/2019	762
Total unrealized appreciation						$8,578
AUD	983,543	JPMorgan Chase Bank	USD	700,000	06/19/2019	$(6,905)
CAD	72,402	Citibank NA	USD	54,446	06/19/2019	(555)
EUR	18,716	Morgan Stanley	USD	21,339	06/19/2019	(274)
GBP	97,024	Morgan Stanley	USD	128,768	06/19/2019	(1,951)
HKD	2,342,842	Goldman Sachs & Co.	USD	299,159	06/19/2019	(316)
SGD	216,205	Toronto-Dominion Bank (The)	USD	160,000	06/19/2019	(1,033)
Total unrealized depreciation						$(11,034)
Net unrealized depreciation						$(2,456)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	5.4%
Canada	3.3
France	1.2
Germany	3.3
Hong Kong	11.3
Ireland	0.3
Japan	9.0
New Zealand	0.5
Norway	0.3
Singapore	3.0
Spain	1.4
Sweden	2.4
Switzerland	0.7
United Kingdom	5.9
United States	51.2
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	64,540	$4,086,673

FlexShares® Global Upstream Natural Resources Index Fund(a)	30,366	998,130

FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	101,724	5,111,631
Total Exchange Traded Funds (Cost $9,845,644)		10,196,434

Total Investments – 100.0% (Cost $9,845,644)		10,196,434

Other Assets Less Liabilities – 0.0%(b)		1,170
NET ASSETS – 100.0%		$10,197,604
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,243
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$335,243
Federal income tax cost	$9,861,191

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares® Global Quality Real Estate Index Fund	$5,511,512	$130,526	$2,004,212	64,540	$4,086,673	$346,580	$75,777	$102,267
FlexShares® Global Upstream Natural Resources Index Fund	1,361,164	65,510	473,627	30,366	998,130	(10,237)	18,525	55,320
FlexShares® STOXX® Global Broad Infrastructure Index Fund	7,009,193	83,488	2,657,507	101,724	5,111,631	561,821	71,461	114,636
	$13,881,869	$279,524	$5,135,346	196,630	$10,196,434	$898,164	$165,763	$272,223

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Aerospace & Defense – 2.2%

Boeing Co. (The)	38,269	$14,453,819

Lockheed Martin Corp.	74,976	24,991,750
		39,445,569

Airlines – 0.3%

Copa Holdings SA, Class A	70,290	5,852,345

Banks – 3.1%

Bank of America Corp.	343,640	10,508,511

Bank of NT Butterfield & Son Ltd. (The)(a)	171,820	6,876,236

Citigroup, Inc.	60,918	4,306,903

JPMorgan Chase & Co.	179,630	20,846,062

Wells Fargo & Co.	269,445	13,043,832
		55,581,544

Beverages – 0.7%

Coca-Cola Co. (The)	148,390	7,280,013

PepsiCo, Inc.	43,736	5,600,395
		12,880,408

Biotechnology – 1.6%

AbbVie, Inc.	371,756	29,513,709

Capital Markets – 4.3%

Ameriprise Financial, Inc.	71,071	10,431,091

BGC Partners, Inc., Class A(a)	388,157	2,096,048

Eaton Vance Corp.(a)	224,147	9,317,791

Evercore, Inc., Class A	144,485	14,077,173

Franklin Resources, Inc.(a)	7,029	243,133

Invesco Ltd.	205,403	4,512,704

Janus Henderson Group plc(a)	392,843	9,848,574

LPL Financial Holdings, Inc.	45,087	3,340,496

T. Rowe Price Group, Inc.	148,390	15,951,925

TD Ameritrade Holding Corp.	146,047	7,679,151
		77,498,086

Investments	Shares	Value

Chemicals – 2.0%

Chemours Co. (The)	277,255	$9,983,953

Huntsman Corp.	483,439	10,751,683

LyondellBasell Industries NV, Class A	108,559	9,578,161

Trinseo SA	106,997	4,809,515
		35,123,312

Communications Equipment – 3.7%

Cisco Systems, Inc.	1,185,558	66,331,970

Consumer Finance – 1.8%

Navient Corp.(a)	678,689	9,169,088

Santander Consumer USA Holdings, Inc.	325,677	6,953,204

Synchrony Financial	485,782	16,842,062
		32,964,354

Diversified Consumer Services – 0.2%

H&R Block, Inc.(a)	106,216	2,890,137

Diversified Telecommunication Services – 3.0%

AT&T, Inc.	636,515	19,706,504

Verizon Communications, Inc.	584,188	33,409,712
		53,116,216

Electric Utilities – 3.2%

Edison International	180,411	11,504,810

Exelon Corp.	260,854	13,290,511

NextEra Energy, Inc.	94,501	18,374,774

Portland General Electric Co.	160,886	8,415,947

PPL Corp.	165,572	5,167,502
		56,753,544

Electrical Equipment – 0.2%

Rockwell Automation, Inc.	21,868	3,951,766

Electronic Equipment, Instruments & Components – 0.7%

CDW Corp.	118,712	12,535,987

Energy Equipment & Services – 0.5%

RPC, Inc.(a)	857,538	8,824,066

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 0.6%

Activision Blizzard, Inc.	58,575	$2,823,901

Viacom, Inc., Class B	1,562	45,157

Walt Disney Co. (The)	62,496	8,560,077
		11,429,135

Equity Real Estate Investment Trusts (REITs) – 6.6%

Apple Hospitality REIT, Inc.	147,609	2,428,168

Brixmor Property Group, Inc.(a)	460,009	8,224,961

Host Hotels & Resorts, Inc.(a)	709,148	13,644,007

Iron Mountain, Inc.(a)	240,548	7,812,999

Kimco Realty Corp.(a)	640,420	11,136,904

Lamar Advertising Co., Class A(a)	129,646	10,717,835

Medical Properties Trust, Inc.(a)	448,294	7,827,213

Park Hotels & Resorts, Inc.	397,529	12,752,730

Public Storage	42,955	9,500,787

Retail Properties of America, Inc., Class A	304,590	3,743,411

Senior Housing Properties Trust	639,639	5,136,301

Simon Property Group, Inc.	53,108	9,224,860

Spirit Realty Capital, Inc.	231,957	9,384,980

Weingarten Realty Investors(a)	243,672	7,051,868
		118,587,024

Food & Staples Retailing – 0.1%

Walmart, Inc.	17,182	1,766,997

Gas Utilities – 0.5%

National Fuel Gas Co.(a)	150,733	8,924,901

Health Care Equipment & Supplies – 0.1%

ResMed, Inc.	14,839	1,550,824

Health Care Providers & Services – 2.0%

AmerisourceBergen Corp.	115,588	8,641,359

Cardinal Health, Inc.	189,002	9,206,287

McKesson Corp.	70,290	8,382,083

UnitedHealth Group, Inc.	39,831	9,283,411
		35,513,140

Investments	Shares	Value

Hotels, Restaurants & Leisure – 0.9%

Las Vegas Sands Corp.	64,823	$4,346,382

Wyndham Destinations, Inc.	280,379	12,213,309
		16,559,691

Household Products – 1.4%

Clorox Co. (The)(a)	35,145	5,613,711

Kimberly-Clark Corp.	114,026	14,638,658

Procter & Gamble Co. (The)	52,327	5,571,779
		25,824,148

Industrial Conglomerates – 1.9%

3M Co.	178,068	33,745,667

Insurance – 2.9%

Aflac, Inc.	295,218	14,873,083

Allstate Corp. (The)	103,873	10,289,659

Principal Financial Group, Inc.(a)	184,316	10,535,503

Prudential Financial, Inc.	49,203	5,201,249

Travelers Cos., Inc. (The)(a)	79,662	11,451,412
		52,350,906

IT Services – 5.5%

Accenture plc, Class A	203,841	37,235,635

Broadridge Financial Solutions, Inc.	90,596	10,702,106

International Business Machines Corp.	282,722	39,657,415

Mastercard, Inc., Class A	14,058	3,574,106

Visa, Inc., Class A(a)	49,203	8,090,449
		99,259,711

Machinery – 2.7%

Caterpillar, Inc.	156,200	21,777,404

Cummins, Inc.	73,414	12,208,014

Illinois Tool Works, Inc.(a)	87,472	13,613,268
		47,598,686

Media – 1.9%

CBS Corp. (Non-Voting), Class B	206,965	10,611,095

Comcast Corp., Class A	160,886	7,003,368

Fox Corp., Class B*	61,961	2,385,498

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Interpublic Group of Cos., Inc. (The)(a)	440,484	$10,131,132

Omnicom Group, Inc.(a)	42,955	3,437,689
		33,568,782

Metals & Mining – 0.8%

Nucor Corp.	142,142	8,112,044

Steel Dynamics, Inc.	196,812	6,235,004
		14,347,048

Multiline Retail – 1.5%

Kohl’s Corp.(a)	200,717	14,270,979

Macy’s, Inc.	324,896	7,648,052

Nordstrom, Inc.(a)	133,551	5,478,262
		27,397,293

Multi-Utilities – 2.4%

Black Hills Corp.	135,113	9,830,822

CenterPoint Energy, Inc.(a)	322,553	9,999,143

MDU Resources Group, Inc.	196,031	5,126,210

NorthWestern Corp.	246,015	17,184,148
		42,140,323

Oil, Gas & Consumable Fuels – 7.3%

Chevron Corp.	206,965	24,848,218

CVR Energy, Inc.	206,184	9,404,052

Equitrans Midstream Corp.(a)	54,670	1,138,776

Exxon Mobil Corp.	521,708	41,882,718

HollyFrontier Corp.	209,308	9,990,271

Occidental Petroleum Corp.	39,050	2,299,264

PBF Energy, Inc., Class A	331,925	11,146,042

Phillips 66(a)	136,675	12,884,352

Plains GP Holdings LP, Class A* (a)	142,142	3,354,551

Valero Energy Corp.	148,390	13,453,038
		130,401,282

Pharmaceuticals – 6.9%

Johnson & Johnson	454,542	64,181,330

Merck & Co., Inc.	378,004	29,752,695

Pfizer, Inc.	731,016	29,686,560
		123,620,585

Investments	Shares	Value

Professional Services – 0.6%

ManpowerGroup, Inc.	110,902	$10,651,028

Semiconductors & Semiconductor Equipment – 6.1%

Broadcom, Inc.	121,055	38,543,912

Intel Corp.	217,118	11,081,703

KLA-Tencor Corp.(a)	108,559	13,839,101

Lam Research Corp.(a)	35,926	7,452,130

Texas Instruments, Inc.	325,677	38,374,521
		109,291,367

Software – 4.4%

Intuit, Inc.	68,728	17,254,852

Microsoft Corp.	452,980	59,159,188

Oracle Corp.(a)	47,641	2,635,976
		79,050,016

Specialty Retail – 4.7%

Best Buy Co., Inc.	203,060	15,109,695

Foot Locker, Inc.	172,601	9,874,503

Gap, Inc. (The)(a)	303,809	7,923,339

Home Depot, Inc. (The)	214,775	43,749,667

Signet Jewelers Ltd.(a)	2,343	54,311

Williams-Sonoma, Inc.(a)	126,522	7,233,263
		83,944,778

Technology Hardware, Storage & Peripherals – 3.8%

Apple, Inc.	206,184	41,374,943

HP, Inc.	693,528	13,835,884

Seagate Technology plc(a)	248,358	12,000,659
		67,211,486

Textiles, Apparel & Luxury Goods – 0.6%

VF Corp.	113,245	10,691,461

Tobacco – 3.5%

Altria Group, Inc.	395,967	21,512,887

Philip Morris International, Inc.	472,505	40,900,033
		62,412,920

Trading Companies & Distributors – 1.2%

Fastenal Co.	138,237	9,752,620

WW Grainger, Inc.	43,736	12,333,552
		22,086,172
Total Common Stocks (Cost $1,465,328,259)		1,763,188,384

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – 8.3%

CERTIFICATES OF DEPOSIT – 5.6%

ABN AMRO Bank NV 2.62%, 7/5/2019	$5,000,000	$4,976,750

Bank of Montreal, Chicago
(SOFR + 0.44%), 2.78%, 5/9/2019(c)	3,000,000	3,000,095
(ICE LIBOR USD 1 Month + 0.33%), 2.80%, 8/6/2019(c)	5,000,000	5,003,380

Bank of Nova Scotia, Houston
(SOFR + 0.43%), 2.91%, 5/16/2019(c)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month + 0.22%), 2.67%, 12/30/2019(c)	3,000,000	3,002,916

Barclays Bank plc, New York 2.95%, 8/2/2019	4,000,000	4,001,712

Canadian Imperial Bank of Commerce, New York
(ICE LIBOR USD 1 Month + 0.25%), 2.72%, 10/15/2019(c)	5,000,000	5,003,225

Cooperatieve Rabobank UA, London
(ICE LIBOR USD 1 Month + 0.19%), 2.67%, 4/24/2020(c)	5,000,000	5,000,000

Credit Agricole CIB, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.70%, 12/20/2019(c)	5,000,000	5,001,230

KBC Bank NV, Brussels 2.61%, 7/2/2019	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp., New York 2.62%, 6/13/2019	2,000,000	1,999,880

MUFG Bank Ltd., New York Branch
(ICE LIBOR USD 3 Month + 0.10%), 2.68%, 10/24/2019(c)	2,500,000	2,499,540

Investments	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

Nationwide Building Society 2.73%, 6/24/2019	$5,000,000	$4,979,714

Royal Bank of Canada, New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 9/17/2019(c)	3,000,000	3,001,263

Shizuoka Bank Ltd., New York 2.59%, 6/11/2019	5,000,000	5,000,000

Societe Generale, New York
(ICE LIBOR USD 3 Month + 0.20%), 2.71%, 8/5/2019(c)	4,000,000	4,002,344
(ICE LIBOR USD 3 Month + 0.20%), 2.72%, 8/21/2019(c)	3,000,000	3,002,109

Standard Chartered, New York 2.69%, 8/14/2019	4,000,000	4,001,288

Sumitomo Mitsui Trust Bank Ltd., New York 2.59%, 7/3/2019	4,000,000	4,000,332

Svenska Handelsbanken, New York
(ICE LIBOR USD 3 Month + 0.02%), 2.61%, 7/19/2019(c)	5,000,000	5,000,715

The Chiba Bank Ltd., New York Branch 2.62%, 6/6/2019	5,000,000	5,000,000

The Sumitomo Bank Ltd., New York
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 5/17/2019(c)	4,000,000	4,000,000

Toronto-Dominion Bank, New York 2.75%, 6/17/2019	2,000,000	2,000,000
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 9/17/2019(c)	3,000,000	3,001,380

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – (continued)

CERTIFICATES OF DEPOSIT – (continued)

Wells Fargo Bank (San Francisco) NA
(ICE LIBOR USD 3 Month + 0.21%), 2.80%, 10/25/2019(c)	$3,000,000	$3,000,000

Westpac Banking Corp., New York
(US Federal Funds Effective Rate (continuous series) + 0.30%), 2.75%, 2/14/2020(c)	4,000,000	3,999,985
Total Certificates of Deposit (Cost $100,462,901)		100,477,858

COMMERCIAL PAPER – 0.5%

National Bank of Canada
(ICE LIBOR USD 1 Month + 0.27%), 2.74%, 5/7/2019(c) (d)	5,000,000	5,000,000

Toyota Motor Credit Corp. 2.65%, 8/29/2019	5,000,000	4,957,575
Total Commercial Paper (Cost $9,956,333)		9,957,575

REPURCHASE AGREEMENTS – 2.2%

Citadel Clearing LLC, 3.03%, dated 4/30/2019, due 7/31/2019, repurchase price $5,038,716, collateralized by various Common Stocks; total market value $5,515,709	5,000,000	5,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets Ltd., 2.43%, dated 4/30/2019, due 5/1/2019, repurchase price $18,001,215, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 2.13%, maturing 9/5/2019 – 3/31/2024; total market value $18,358,292	$18,000,000	$18,000,000

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $8,336,258, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $8,503,007	8,335,621	8,335,621

ML Pierce Fenner & Smith, Inc., 2.97%, dated 4/30/2019, due 7/31/2019, repurchase price $8,060,720, collateralized by various Common Stocks; total market value $8,846,125	8,000,000	8,000,000
Total Repurchase Agreements (Cost $39,335,621)		39,335,621
Total Securities Lending Reinvestments (Cost $149,754,855)		149,771,054
Total Investments – 106.7% (Cost $1,615,083,114)		1,912,959,438

Liabilities in excess of other assets – (6.7%)		(120,723,599)
NET ASSETS – 100.0%		$1,792,235,839

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $178,660,300, collateralized in the form of cash with a value of $149,698,267 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $29,319,559 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15, 2048 and $3,505,430 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 15, 2019 – July 22, 2068; a total value of $182,523,256.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $149,771,054.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,768,208
Aggregate gross unrealized depreciation	(12,080,198)
Net unrealized appreciation	$299,688,010
Federal income tax cost	$1,614,768,239

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	196	06/21/2019	USD	$28,895,300	$1,496,811

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Aerospace & Defense – 2.2%

Boeing Co. (The)	6,346	$2,396,821

Lockheed Martin Corp.	17,535	5,844,941
		8,241,762

Air Freight & Logistics – 0.8%

CH Robinson Worldwide, Inc.	16,032	1,298,592

Expeditors International of Washington, Inc.(a)	20,541	1,631,366
		2,929,958

Auto Components – 0.2%

Delphi Technologies plc	31,428	695,502

Banks – 2.9%

Bank of America Corp.	68,303	2,088,706

Bank of Hawaii Corp.(a)	16,366	1,348,231

Citigroup, Inc.	6,179	436,855

Fifth Third Bancorp	35,070	1,010,717

Investors Bancorp, Inc.(a)	13,694	160,905

JPMorgan Chase & Co.	31,062	3,604,745

Wells Fargo & Co.	50,935	2,465,763
		11,115,922

Beverages – 0.9%

Coca-Cola Co. (The)	11,189	548,932

PepsiCo, Inc.	21,877	2,801,350
		3,350,282

Biotechnology – 1.8%

AbbVie, Inc.	87,675	6,960,518

Capital Markets – 2.6%

BGC Partners, Inc., Class A(a)	47,595	257,013

Intercontinental Exchange, Inc.	7,348	597,760

Janus Henderson Group plc(a)	74,983	1,879,824

MarketAxess Holdings, Inc.(a)	8,350	2,324,055

MSCI, Inc.	11,523	2,597,054

T. Rowe Price Group, Inc.	18,537	1,992,727

Virtu Financial, Inc., Class A	18,203	447,430
		10,095,863

Investments	Shares	Value

Chemicals – 0.6%

LyondellBasell Industries NV, Class A	24,883	$2,195,427

Commercial Services & Supplies – 0.4%

Rollins, Inc.(a)	38,577	1,491,773

Communications Equipment – 4.1%

Cisco Systems, Inc.	240,814	13,473,544

Motorola Solutions, Inc.	15,197	2,202,197
		15,675,741

Consumer Finance – 1.2%

Santander Consumer USA Holdings, Inc.	74,148	1,583,060

Synchrony Financial	83,834	2,906,525
		4,489,585

Diversified Consumer Services – 0.5%

H&R Block, Inc.(a)	71,142	1,935,774

Diversified Telecommunication Services – 2.4%

AT&T, Inc.	160,988	4,984,188

Verizon Communications, Inc.	74,315	4,250,075
		9,234,263

Electric Utilities – 4.1%

Edison International	33,400	2,129,918

Exelon Corp.	67,969	3,463,020

NextEra Energy, Inc.	20,875	4,058,935

Portland General Electric Co.	40,080	2,096,585

PPL Corp.	72,144	2,251,614

Southern Co. (The)	30,394	1,617,569
		15,617,641

Electronic Equipment, Instruments & Components – 0.7%

CDW Corp.	23,881	2,521,834

Jabil, Inc.	8,262	249,595
		2,771,429

Energy Equipment & Services – 0.5%

RPC, Inc.(a)	167,668	1,725,304

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 1.4%

Activision Blizzard, Inc.	50,267	$2,423,372

Cinemark Holdings, Inc.	17,368	730,325

Walt Disney Co. (The)	15,364	2,104,407
		5,258,104

Equity Real Estate Investment Trusts (REITs) – 5.4%

Apple Hospitality REIT, Inc.	18,036	296,692

Brixmor Property Group, Inc.(a)	121,075	2,164,821

CubeSmart	501	15,987

EPR Properties	17,535	1,382,810

HCP, Inc.	51,102	1,521,818

Healthcare Trust of America, Inc., Class A	63,794	1,759,438

Iron Mountain, Inc.(a)	56,112	1,822,518

Kimco Realty Corp.(a)	173,012	3,008,679

Medical Properties Trust, Inc.(a)	138,610	2,420,131

Omega Healthcare Investors, Inc.(a)	4,050	143,329

Public Storage	5,177	1,145,049

Retail Properties of America, Inc., Class A	28,724	353,018

Senior Housing Properties Trust	47,094	378,165

Simon Property Group, Inc.	3,173	551,150

Spirit Realty Capital, Inc.	47,595	1,925,694

Uniti Group, Inc.(a)	167	1,835

Weingarten Realty Investors	63,126	1,826,866
		20,718,000

Food & Staples Retailing – 1.9%

Sysco Corp.	28,557	2,009,556

Walmart, Inc.	50,434	5,186,633
		7,196,189

Food Products – 0.6%

Flowers Foods, Inc.(a)	18,203	395,733

Kellogg Co.	32,398	1,953,600
		2,349,333

Health Care Equipment & Supplies – 0.3%

ResMed, Inc.	10,020	1,047,190

Investments	Shares	Value

Health Care Providers & Services – 1.8%

AmerisourceBergen Corp.	14,696	$1,098,673

Anthem, Inc.	2,222	584,453

Cardinal Health, Inc.	9,519	463,670

UnitedHealth Group, Inc.	19,539	4,553,955
		6,700,751

Hotels, Restaurants & Leisure – 3.1%

Darden Restaurants, Inc.	3,381	397,606

McDonald’s Corp.	8,350	1,649,709

Starbucks Corp.	85,170	6,616,006

Wyndham Destinations, Inc.	41,583	1,811,355

Yum! Brands, Inc.	11,857	1,237,752
		11,712,428

Household Products – 2.7%

Clorox Co. (The)	11,690	1,867,244

Colgate-Palmolive Co.	52,772	3,841,274

Kimberly-Clark Corp.	23,881	3,065,843

Procter & Gamble Co. (The)	14,195	1,511,483
		10,285,844

Industrial Conglomerates – 0.9%

3M Co.	17,869	3,386,354

Insurance – 5.1%

Aflac, Inc.	50,434	2,540,865

Allstate Corp. (The)	16,700	1,654,302

Everest Re Group Ltd.	7,849	1,848,440

Fidelity National Financial, Inc.	54,609	2,181,630

First American Financial Corp.	37,241	2,124,971

Marsh & McLennan Cos., Inc.	29,058	2,739,879

Principal Financial Group, Inc.	20,040	1,145,486

Progressive Corp. (The)	37,742	2,949,537

Reinsurance Group of America, Inc.	14,529	2,201,289
		19,386,399

IT Services – 3.7%

Broadridge Financial Solutions, Inc.	16,199	1,913,588

International Business Machines Corp.	50,434	7,074,377

Mastercard, Inc., Class A	2,839	721,787

Paychex, Inc.	16,700	1,407,977

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Visa, Inc., Class A(a)	7,014	$1,153,312

Western Union Co. (The)(a)	95,190	1,850,494
		14,121,535

Machinery – 0.9%

Cummins, Inc.	10,187	1,693,996

Toro Co. (The)(a)	22,378	1,636,951
		3,330,947

Media – 1.4%

CBS Corp. (Non-Voting), Class B	7,849	402,418

Comcast Corp., Class A	1,002	43,617

Fox Corp., Class B*	15,306	589,281

Interpublic Group of Cos., Inc. (The)	74,315	1,709,245

Omnicom Group, Inc.(a)	7,849	628,156

Tribune Media Co., Class A	40,247	1,859,411
		5,232,128

Mortgage Real Estate Investment Trusts (REITs) – 0.6%

Chimera Investment Corp.(a)	98,530	1,888,820

New Residential Investment Corp.	23,046	387,403
		2,276,223

Multiline Retail – 1.6%

Kohl’s Corp.(a)	40,247	2,861,562

Macy’s, Inc.	74,649	1,757,237

Nordstrom, Inc.(a)	39,078	1,602,980
		6,221,779

Multi-Utilities – 2.2%

Black Hills Corp.	19,372	1,409,507

CenterPoint Energy, Inc.	54,943	1,703,233

Consolidated Edison, Inc.	5,678	489,216

DTE Energy Co.	11,690	1,469,550

NorthWestern Corp.	48,096	3,359,506
		8,431,012

Oil, Gas & Consumable Fuels – 7.3%

Chevron Corp.	38,076	4,571,405

CVR Energy, Inc.	38,410	1,751,880

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Equitrans Midstream Corp.(a)	16,032	$333,946

Exxon Mobil Corp.	147,127	11,811,356

HollyFrontier Corp.(a)	38,410	1,833,309

Occidental Petroleum Corp.	20,374	1,199,621

Phillips 66	13,861	1,306,676

Plains GP Holdings LP, Class A*	85,838	2,025,777

Valero Energy Corp.	34,903	3,164,306
		27,998,276

Pharmaceuticals – 6.7%

Johnson & Johnson	99,198	14,006,758

Merck & Co., Inc.	68,804	5,415,563

Pfizer, Inc.	149,465	6,069,774
		25,492,095

Professional Services – 0.1%

Nielsen Holdings plc	2,004	51,162

Thomson Reuters Corp.	7,082	437,951
		489,113

Semiconductors & Semiconductor Equipment – 6.4%

Broadcom, Inc.	27,388	8,720,339

Intel Corp.	33,400	1,704,736

KLA-Tencor Corp.	14,863	1,894,735

Lam Research Corp.	11,022	2,286,294

Skyworks Solutions, Inc.	24,048	2,120,553

Texas Instruments, Inc.	64,629	7,615,235
		24,341,892

Software – 4.1%

CDK Global, Inc.(a)	25,551	1,541,236

j2 Global, Inc.(a)	19,539	1,712,007

Microsoft Corp.	93,186	12,170,092

Oracle Corp.	501	27,720
		15,451,055

Specialty Retail – 5.0%

Aaron’s, Inc.(a)	31,396	1,748,443

Dick’s Sporting Goods, Inc.(a)	47,595	1,761,015

Foot Locker, Inc.	50,267	2,875,775

Gap, Inc. (The)(a)	69,806	1,820,540

Home Depot, Inc. (The)	36,740	7,483,938

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

L Brands, Inc.	67,301	$1,725,598

Signet Jewelers Ltd.(a)	68,971	1,598,748
		19,014,057

Technology Hardware, Storage & Peripherals – 3.6%

Apple, Inc.	53,273	10,690,293

HP, Inc.	29,432	587,168

Seagate Technology plc(a)	50,267	2,428,901

Western Digital Corp.	2,754	140,785
		13,847,147

Textiles, Apparel & Luxury Goods – 0.1%

Hanesbrands, Inc.(a)	25,718	464,724

NIKE, Inc., Class B	324	28,457

Tapestry, Inc.	2,338	75,447
		568,628

Thrifts & Mortgage Finance – 0.1%

New York Community Bancorp, Inc.(a)	39,746	462,246

Tobacco – 3.9%

Altria Group, Inc.	125,417	6,813,906

Philip Morris International, Inc.	91,683	7,936,080
		14,749,986

Trading Companies & Distributors – 1.1%

Fastenal Co.(a)	648	45,716

MSC Industrial Direct Co., Inc., Class A	20,207	1,690,316

WW Grainger, Inc.	9,185	2,590,170
		4,326,202

Transportation Infrastructure – 0.0%(b)

Macquarie Infrastructure Corp.	4,843	196,190

Wireless Telecommunication Services – 0.5%

Telephone & Data Systems, Inc.	57,949	1,847,414
Total Common Stocks (Cost $315,514,859)		374,965,261

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 5.2%

REPURCHASE AGREEMENTS – 5.2%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $13,951,082, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $14,230,143	$13,950,016	$13,950,016

ML Pierce Fenner & Smith, Inc., 2.97%, dated 4/30/2019, due 7/31/2019, repurchase price $1,007,590, collateralized by various Common Stocks; total market value $1,105,766	1,000,000	1,000,000

Societe Generale, 2.53%, dated 4/30/2019, due 5/1/2019, repurchase price $5,000,351, collateralized by various U.S. Treasury Securities, ranging from 0.38% – 2.88%, maturing 2/15/2020 – 8/15/2026; Common Stocks; total market value $5,575,293	5,000,000	5,000,000
		19,950,016
Total Securities Lending Reinvestments (Cost $19,950,016)		19,950,016
Total Investments – 103.6% (Cost $335,464,875)		394,915,277

Liabilities in excess of other assets – (3.6%)		(13,613,981)
NET ASSETS – 100.0%		$381,301,296

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares® Quality Dividend Defensive Index Fund (cont.)

$31,231,725, collateralized in the form of cash with a value of $19,950,016 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $9,555,919 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15, 2048 and $2,838,790 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 15, 2019 – July 22, 2068; a total value of $32,344,725.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $19,950,016.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,103,005
Aggregate gross unrealized depreciation	(4,223,687)
Net unrealized appreciation	$59,879,318
Federal income tax cost	$335,372,632

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	42	06/21/2019	USD	$6,191,850	$336,673

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.1%

Aerospace & Defense – 1.6%

Boeing Co. (The)	2,001	$755,758

Harris Corp.	391	65,883
		821,641

Airlines – 0.5%

Copa Holdings SA, Class A	3,266	271,927

Banks – 8.5%

Bank of America Corp.	15,272	467,018

Bank of NT Butterfield & Son Ltd. (The)(a)	7,061	282,581

Citigroup, Inc.	3,404	240,663

JPMorgan Chase & Co.	18,630	2,162,011

PacWest Bancorp	3,473	137,357

Popular, Inc.	5,175	298,649

Regions Financial Corp.	6,072	94,298

SunTrust Banks, Inc.	5,290	346,389

Wells Fargo & Co.	5,336	258,316

Zions Bancorp NA	2,047	100,979
		4,388,261

Beverages – 0.4%

Coca-Cola Co. (The)	2,346	115,095

PepsiCo, Inc.	667	85,409
		200,504

Biotechnology – 3.9%

AbbVie, Inc.	12,098	960,460

Amgen, Inc.	5,819	1,043,463
		2,003,923

Capital Markets – 4.9%

Ameriprise Financial, Inc.	2,093	307,190

Ares Management Corp.(a)	2,277	55,673

BGC Partners, Inc., Class A(a)	15,663	84,580

BlackRock, Inc.	667	323,655

Eaton Vance Corp.	8,487	352,805

Evercore, Inc., Class A	3,151	307,002

Invesco Ltd.	7,935	174,332

LPL Financial Holdings, Inc.(a)	3,404	252,202

Moelis & Co., Class A	2,691	110,196

Investments	Shares	Value

Capital Markets – (continued)

T. Rowe Price Group, Inc.	3,128	$336,260

TD Ameritrade Holding Corp.	4,301	226,146
		2,530,041

Chemicals – 1.8%

Chemours Co. (The)	7,452	268,346

Huntsman Corp.	16,928	376,479

LyondellBasell Industries NV, Class A	2,783	245,544

Trinseo SA	1,265	56,862
		947,231

Communications Equipment – 3.8%

Cisco Systems, Inc.	34,776	1,945,717

Consumer Finance – 0.8%

Navient Corp.	6,877	92,908

OneMain Holdings, Inc.	8,280	281,272

Santander Consumer USA Holdings, Inc.	3,105	66,292
		440,472

Containers & Packaging – 0.4%

International Paper Co.	2,806	131,349

Packaging Corp. of America	1,012	100,350
		231,699

Diversified Telecommunication Services – 2.3%

AT&T, Inc.	15,341	474,957

Verizon Communications, Inc.	12,742	728,715
		1,203,672

Electrical Equipment – 1.1%

Eaton Corp. plc	3,910	323,826

Emerson Electric Co.	3,220	228,588
		552,414

Electronic Equipment, Instruments & Components – 0.7%

CDW Corp.	3,680	388,608

Energy Equipment & Services – 0.2%

Helmerich & Payne, Inc.	1,863	109,023

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 1.3%

Cinemark Holdings, Inc.	2,898	$121,861

Viacom, Inc., Class B	1,978	57,184

Walt Disney Co. (The)	2,070	283,528

World Wrestling Entertainment, Inc., Class A	2,668	223,712
		686,285

Equity Real Estate Investment Trusts (REITs) – 6.4%

Apple Hospitality REIT, Inc.	1,541	25,349

Brixmor Property Group, Inc.(a)	19,044	340,507

EPR Properties	3,082	243,047

Gaming and Leisure Properties, Inc.	2,438	98,446

Host Hotels & Resorts, Inc.	14,651	281,885

Iron Mountain, Inc.(a)	6,923	224,859

Kimco Realty Corp.	10,028	174,387

Lamar Advertising Co., Class A(a)	3,703	306,127

Medical Properties Trust, Inc.	15,571	271,870

Omega Healthcare Investors, Inc.(a)	2,507	88,723

Outfront Media, Inc.	12,075	287,747

Park Hotels & Resorts, Inc.	7,797	250,128

RLJ Lodging Trust(a)	15,295	281,581

Ryman Hospitality Properties, Inc.	3,910	311,236

Senior Housing Properties Trust	4,048	32,505

Spirit Realty Capital, Inc.	1,472	59,557

Weyerhaeuser Co.	1,104	29,587
		3,307,541

Food & Staples Retailing – 0.8%

Walgreens Boots Alliance, Inc.	5,750	308,027

Walmart, Inc.	828	85,152
		393,179

Health Care Equipment & Supplies – 1.0%

Abbott Laboratories	6,440	512,366

Health Care Providers & Services – 0.9%

AmerisourceBergen Corp.	92	6,878

Cardinal Health, Inc.	5,336	259,917

Humana, Inc.	92	23,498

UnitedHealth Group, Inc.	805	187,621
		477,914

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.2%

Las Vegas Sands Corp.	2,461	$165,010

McDonald’s Corp.	69	13,632

Restaurant Brands International, Inc.	1,564	102,036

Six Flags Entertainment Corp.	1,357	72,043

Wyndham Destinations, Inc.	5,934	258,485
		611,206

Household Durables – 0.1%

Whirlpool Corp.	207	28,736

Household Products – 0.6%

Procter & Gamble Co. (The)	3,036	323,273

Independent Power and Renewable Electricity Producers – 0.8%

AES Corp.	23,092	395,335

Industrial Conglomerates – 1.6%

3M Co.	4,393	832,517

Insurance – 1.8%

Lincoln National Corp.	2,898	193,355

MetLife, Inc.	5,612	258,882

Primerica, Inc.	2,070	269,700

Principal Financial Group, Inc.	2,990	170,908

Prudential Financial, Inc.	414	43,764
		936,609

IT Services – 3.5%

Broadridge Financial Solutions, Inc.	2,093	247,246

International Business Machines Corp.	7,314	1,025,935

Mastercard, Inc., Class A	437	111,103

Paychex, Inc.	2,346	197,791

Visa, Inc., Class A(a)	1,518	249,605
		1,831,680

Machinery – 3.8%

Caterpillar, Inc.	4,094	570,785

Cummins, Inc.	2,737	455,136

Dover Corp.	2,944	288,630

Illinois Tool Works, Inc.	1,472	229,087

Kennametal, Inc.(a)	2,829	115,140

Oshkosh Corp.	3,496	288,735
		1,947,513

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – 1.7%

Comcast Corp., Class A	414	$18,021

Fox Corp., Class A*	2,064	80,475

Interpublic Group of Cos., Inc. (The)	12,213	280,899

Nexstar Media Group, Inc., Class A	2,553	298,829

Omnicom Group, Inc.(a)	1,518	121,486

Tribune Media Co., Class A	1,472	68,006
		867,716

Metals & Mining – 0.9%

Freeport-McMoRan, Inc.	8,602	105,891

Nucor Corp.	1,978	112,884

United States Steel Corp.(a)	14,996	233,938
		452,713

Mortgage Real Estate Investment Trusts (REITs) – 0.2%

Chimera Investment Corp.	3,703	70,987

New Residential Investment Corp.	1,173	19,718
		90,705

Multiline Retail – 0.7%

Kohl’s Corp.	4,370	310,707

Macy’s, Inc.	1,541	36,275
		346,982

Multi-Utilities – 0.5%

CenterPoint Energy, Inc.	7,682	238,142

Oil, Gas & Consumable Fuels – 7.6%

Chevron Corp.	12,558	1,507,714

CVR Energy, Inc.	6,946	316,807

EnLink Midstream LLC	6,417	75,015

Equitrans Midstream Corp.(a)	3,818	79,529

Exxon Mobil Corp.	6,394	513,310

Hess Corp.	782	50,142

Murphy Oil Corp.(a)	4,025	109,641

ONEOK, Inc.	2,185	148,427

PBF Energy, Inc., Class A	6,831	229,385

Plains GP Holdings LP, Class A*	11,247	265,429

SM Energy Co.(a)	14,996	238,886

Valero Energy Corp.	4,370	396,184
		3,930,469

Investments	Shares	Value

Paper & Forest Products – 0.3%

Domtar Corp.	3,404	$166,456

Pharmaceuticals – 4.3%

Allergan plc	1,748	256,956

Johnson & Johnson	3,680	519,616

Merck & Co., Inc.	9,223	725,942

Pfizer, Inc.	17,733	720,137
		2,222,651

Professional Services – 0.4%

Insperity, Inc.	1,725	206,241

Road & Rail – 0.4%

Norfolk Southern Corp.	1,081	220,546

Semiconductors & Semiconductor Equipment – 6.6%

Applied Materials, Inc.	5,244	231,103

Broadcom, Inc.	1,794	571,210

Cypress Semiconductor Corp.(a)	9,660	165,959

Intel Corp.	3,381	172,566

KLA-Tencor Corp.	3,703	472,058

Lam Research Corp.	1,702	353,046

Maxim Integrated Products, Inc.	1,610	96,600

Texas Instruments, Inc.	10,074	1,187,019

Versum Materials, Inc.	1,403	73,209

Xilinx, Inc.	828	99,476
		3,422,246

Software – 4.6%

Intuit, Inc.	2,116	531,243

Microsoft Corp.	14,007	1,829,314

Oracle Corp.	759	41,996
		2,402,553

Specialty Retail – 5.7%

Best Buy Co., Inc.	4,669	347,420

Home Depot, Inc. (The)	8,786	1,789,708

Lowe’s Cos., Inc.	7,038	796,280
		2,933,408

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	11,132	2,233,858

Hewlett Packard Enterprise Co.	8,234	130,180

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

HP, Inc.	17,388	$346,891

Seagate Technology plc	6,279	303,401
		3,014,330

Tobacco – 2.4%

Altria Group, Inc.	13,570	737,258

Philip Morris International, Inc.	5,612	485,775
		1,223,033

Trading Companies & Distributors – 0.8%

Fastenal Co.(a)	5,612	395,927

Transportation Infrastructure – 0.0%(b)

Macquarie Infrastructure Corp.	322	13,044

Wireless Telecommunication Services – 0.5%

Telephone & Data Systems, Inc.	7,751	247,102
Total Common Stocks (Cost $43,634,164)		50,713,551
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 0.2%

REPURCHASE AGREEMENTS – 0.2%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $89,597, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $91,389 (Cost $89,590)	$89,590	89,590
Total Investments – 98.3% (Cost $43,723,754)		50,803,141

Other Assets Less Liabilities – 1.7%		875,691
NET ASSETS – 100.0%		$51,678,832
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $3,287,363, collateralized in the form of cash with a value of $89,590 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,092,303 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 9, 2019 – November 15, 2048 and $1,367,627 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from October 7, 2019 – March 22, 2068; a total value of $3,549,520.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $89,590.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,659,216
Aggregate gross unrealized depreciation	(521,066)
Net unrealized appreciation	$7,138,150
Federal income tax cost	$43,713,724

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	6	06/21/2019	USD	$884,550	$48,733

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Air Freight & Logistics – 0.7%

Royal Mail plc(a)	1,767,084	$5,823,650

Airlines – 0.7%

Aeroflot PJSC	4,101,900	6,118,153

Auto Components – 1.5%

Bridgestone Corp.	181,500	7,180,148

Xinyi Glass Holdings Ltd.(a)	5,082,000	5,804,003
		12,984,151

Automobiles – 2.1%

Ford Otomotiv Sanayi A/S	606,936	5,358,159

Subaru Corp.	254,100	6,206,770

Tofas Turk Otomobil Fabrikasi A/S	1,679,238	5,043,762

Toyota Motor Corp.	23,400	1,450,747
		18,059,438

Banks – 9.7%

ABN AMRO Group NV, CVA(a) (b)	256,278	6,022,810

Agricultural Bank of China Ltd., Class H	4,719,000	2,177,426

Australia & New Zealand Banking Group Ltd.	585,882	11,216,547

Bank of China Ltd., Class H	7,623,000	3,633,979

Bank Polska Kasa Opieki SA	222,156	6,598,348

Commonwealth Bank of Australia	29,040	1,523,174

Danske Bank A/S	110,715	1,961,962

HSBC Holdings plc	326,700	2,841,195

Intesa Sanpaolo SpA	1,536,579	4,024,417

National Australia Bank Ltd.	284,955	5,084,337

National Bank of Canada	78,771	3,737,114

Nordea Bank Abp	312,543	2,457,461

Royal Bank of Canada(a)	225,060	17,863,259

Skandinaviska Enskilda Banken AB, Class A	654,852	6,242,131

Swedbank AB, Class A	311,817	5,052,742

Toronto-Dominion Bank (The)	5,445	309,327

Investments	Shares	Value

Banks – (continued)

VTB Bank PJSC	3,934,736,322	$2,163,031
		82,909,260

Capital Markets – 3.4%

China Huarong Asset Management Co. Ltd., Class H* (b)	29,766,000	6,374,038

CI Financial Corp.	374,979	5,371,577

IG Group Holdings plc	307,098	2,040,976

Macquarie Group Ltd.	83,490	7,915,569

Natixis SA	251,559	1,479,527

SBI Holdings, Inc.	254,100	5,413,956
		28,595,643

Chemicals – 1.2%

BASF SE	2,541	206,430

Mitsubishi Gas Chemical Co., Inc.	72,600	1,082,074

Showa Denko KK	181,500	6,135,555

Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,534,000	2,956,599
		10,380,658

Commercial Services & Supplies – 0.6%

Edenred	113,256	5,332,161

Diversified Financial Services – 0.8%

AMP Ltd.(a)	3,384,612	5,407,728

Banca Mediolanum SpA(a)	169,158	1,240,771
		6,648,499

Diversified Telecommunication Services – 3.0%

O2 Czech Republic A/S	566,643	6,153,027

Proximus SADP	160,446	4,486,305

Spark New Zealand Ltd.	2,308,680	5,650,547

Telenor ASA(a)	359,733	7,205,060

Telia Co. AB	496,584	2,112,368
		25,607,307

Electric Utilities – 1.7%

Endesa SA	262,086	6,523,517

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Federal Grid Co. Unified Energy System PJSC	2,456,251,116	$6,313,928

Red Electrica Corp. SA	76,956	1,594,231
		14,431,676

Electrical Equipment – 0.7%

Mitsubishi Electric Corp.	145,200	2,062,459

Signify NV(b)	136,851	4,099,551
		6,162,010

Electronic Equipment, Instruments & Components – 0.4%

AU Optronics Corp.	5,082,000	1,817,291

Innolux Corp.	4,719,000	1,511,863
		3,329,154

Entertainment – 0.8%

Nintendo Co. Ltd.	20,300	6,926,150

Equity Real Estate Investment Trusts (REITs) – 0.9%

Covivio	15,609	1,688,075

Hui Xian REIT	12,705,000	6,298,940
		7,987,015

Food & Staples Retailing – 0.9%

InRetail Peru Corp.* (b)	50,043	1,951,677

President Chain Store Corp.	604,000	5,629,332
		7,581,009

Food Products – 2.3%

Mowi ASA	280,962	6,072,483

Nestle SA (Registered)	80,586	7,754,129

Salmar ASA	4,719	213,917

Uni-President Enterprises Corp.	2,370,000	5,629,527
		19,670,056

Gas Utilities – 0.2%

Naturgy Energy Group SA	63,888	1,812,894

Health Care Equipment & Supplies – 0.1%

Alcon, Inc.*	8,846	509,405

Hotels, Restaurants & Leisure – 0.9%

Sands China Ltd.	1,452,000	7,976,802

Investments	Shares	Value

Household Durables – 1.6%

Persimmon plc	208,362	$6,073,671

Taylor Wimpey plc	3,052,104	7,217,680
		13,291,351

Insurance – 8.6%

Admiral Group plc	82,401	2,367,582

Aegon NV	1,089,363	5,684,273

AIA Group Ltd.	72,600	739,844

Allianz SE (Registered)	52,998	12,758,016

BB Seguridade Participacoes SA	726,000	5,193,722

Legal & General Group plc	2,037,519	7,389,580

MS&AD Insurance Group Holdings, Inc.	181,500	5,602,667

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	33,396	8,346,198

Poste Italiane SpA(b)	735,075	7,834,324

Powszechny Zaklad Ubezpieczen SA	373,890	4,102,134

Sampo OYJ, Class A	45,012	2,056,136

Tokio Marine Holdings, Inc.	122,900	6,181,691

Zurich Insurance Group AG	15,609	4,976,805
		73,232,972

Interactive Media & Services – 0.8%

Tencent Holdings Ltd.	134,700	6,661,687

IT Services – 0.2%

Nomura Research Institute Ltd.	36,300	1,769,778

Machinery – 2.2%

Atlas Copco AB, Class A(a)	19,965	619,942

Atlas Copco AB, Class B	22,506	639,897

FANUC Corp.(a)	42,700	7,964,916

Kone OYJ, Class B	50,457	2,762,894

Sinotruk Hong Kong Ltd.(a)	3,267,000	7,070,852
		19,058,501

Marine – 0.7%

Kuehne + Nagel International AG (Registered)	39,567	5,748,670

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – 2.3%

Eutelsat Communications SA(a)	310,002	$5,589,975

ITV plc	1,218,591	2,170,844

ProSiebenSat.1 Media SE	355,014	5,584,024

Smiles Fidelidade SA	471,900	5,853,505
		19,198,348

Metals & Mining – 6.6%

BHP Group Ltd.	48,642	1,280,451

BHP Group plc	151,371	3,570,576

Eregli Demir ve Celik Fabrikalari TAS	3,726,558	5,718,280

Evraz plc	909,678	7,442,719

Kumba Iron Ore Ltd.(a)	86,757	2,594,011

Magnitogorsk Iron & Steel Works PJSC	9,661,608	6,612,877

Novolipetsk Steel PJSC	2,528,295	6,698,793

Rio Tinto plc	135,762	7,902,430

Severstal PJSC	413,457	6,691,886

Vedanta Ltd.	3,043,392	7,300,684
		55,812,707

Multiline Retail – 0.9%

Wesfarmers Ltd.	294,393	7,461,578

Multi-Utilities – 1.8%

AGL Energy Ltd.	425,799	6,662,300

Centrica plc	3,727,647	5,163,269

Engie SA	211,992	3,137,236
		14,962,805

Oil, Gas & Consumable Fuels – 9.0%

BP plc	2,243,889	16,352,124

Bukit Asam Tbk. PT*	12,922,800	3,591,178

China Petroleum & Chemical Corp., Class H	2,904,000	2,232,024

Eni SpA	520,905	8,883,937

Equinor ASA	233,409	5,194,514

Formosa Petrochemical Corp.	945,000	3,501,586

Inter Pipeline Ltd.(a)	359,733	5,835,098

Pilipinas Shell Petroleum Corp.	6,933,300	6,013,627

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Royal Dutch Shell plc, Class A	67,155	$2,144,892

Royal Dutch Shell plc, Class B	37,752	1,212,913

TOTAL SA(a)	134,553	7,471,066

TransCanada Corp.	178,597	8,489,067

Tupras Turkiye Petrol Rafinerileri A/S	236,676	4,888,542

Woodside Petroleum Ltd.	22,869	569,650
		76,380,218

Paper & Forest Products – 0.3%

UPM-Kymmene OYJ	99,825	2,809,153

Personal Products – 2.9%

L’Oreal SA(a)	2,178	598,261

Pola Orbis Holdings, Inc.	202,000	6,347,923

Unilever NV, CVA(a)	299,838	18,132,095
		25,078,279

Pharmaceuticals – 6.3%

AstraZeneca plc	3,267	243,872

GlaxoSmithKline plc	1,013,496	20,788,454

Livzon Pharmaceutical Group, Inc., Class H	1,778,700	6,461,487

Novartis AG (Registered)	44,286	3,616,328

Orion OYJ, Class B	190,212	6,316,245

Roche Holding AG	40,656	10,716,586

Sanofi(a)	61,710	5,359,084
		53,502,056

Professional Services – 0.8%

Adecco Group AG (Registered)(a)	116,160	6,670,936

Real Estate Management & Development – 3.8%

Agile Group Holdings Ltd.	4,698,000	7,102,032

China Evergrande Group(a)	1,629,000	5,222,085

Daito Trust Construction Co. Ltd.	5,500	734,074

Land & Houses PCL, NVDR	18,767,100	6,583,916

SOHO China Ltd.*	14,701,500	5,321,878

Wharf Holdings Ltd. (The)	1,966,000	5,650,865

Yuzhou Properties Co. Ltd.	3,267,000	1,723,989
		32,338,839

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – 0.8%

Aurizon Holdings Ltd.	1,980,528	$6,635,414

Semiconductors & Semiconductor Equipment – 2.7%

Disco Corp.(a)	36,300	6,218,667

Novatek Microelectronics Corp.	1,089,000	7,101,178

Taiwan Semiconductor Manufacturing Co. Ltd.	500,222	4,192,663

Tokyo Electron Ltd.	16,600	2,629,917

Vanguard International Semiconductor Corp.	1,452,000	3,218,731
		23,361,156

Software – 0.7%

Oracle Corp. Japan	9,400	642,281

SAP SE	1,089	139,838

Trend Micro, Inc.	108,900	5,436,444
		6,218,563

Specialty Retail – 0.9%

Hennes & Mauritz AB, Class B	454,476	7,915,612

Technology Hardware, Storage & Peripherals – 2.6%

Brother Industries Ltd.	145,200	2,845,985

Canon, Inc.	254,100	7,047,497

Chicony Electronics Co. Ltd.	726,000	1,787,923

Compal Electronics, Inc.	2,904,000	1,874,852

Inventec Corp.	2,178,000	1,747,982

Lite-On Technology Corp.	1,452,000	2,046,361

Pegatron Corp.	891,000	1,681,023

Samsung Electronics Co. Ltd.	84,216	3,305,486
		22,337,109

Textiles, Apparel & Luxury Goods – 1.9%

HUGO BOSS AG	81,312	5,664,414

Kering SA	9,438	5,574,167

Ruentex Industries Ltd.	2,178,000	5,201,657
		16,440,238

Tobacco – 1.6%

Imperial Brands plc	218,163	6,928,183

Investments	Shares	Value

Tobacco – (continued)

Japan Tobacco, Inc.	290,400	$6,716,682

KT&G Corp.	1,089	95,089
		13,739,954

Trading Companies & Distributors – 1.3%

ITOCHU Corp.	145,200	2,607,407

Marubeni Corp.	871,200	6,219,449

Sumitomo Corp.	145,200	2,072,237
		10,899,093

Transportation Infrastructure – 1.7%

Aena SME SA(b)	37,752	6,995,738

Atlantia SpA	78,771	2,146,937

Sydney Airport	754,677	4,047,587

TAV Havalimanlari Holding A/S	238,491	1,010,775
		14,201,037

Wireless Telecommunication Services – 2.3%

Intouch Holdings PCL, NVDR	1,415,700	2,638,501

NTT DOCOMO, Inc.	326,700	7,070,800

Vodafone Group plc	5,467,869	10,122,026
		19,831,327
Total Common Stocks (Cost $833,217,656)		834,402,472
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 4.1%

REPURCHASE AGREEMENTS – 4.1%

Citigroup Global Markets Ltd., 2.43%, dated 4/30/2019, due 5/1/2019, repurchase price $25,001,688, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 2.13%, maturing 9/5/2019 – 3/31/2024; total market value $25,497,628	$25,000,000	25,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – (continued)

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $10,072,321, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $10,273,797	$10,071,552	$10,071,552
		35,071,552
Total Securities Lending Reinvestments (Cost $35,071,552)		35,071,552
Total Investments – 102.0% (Cost $868,289,208)		869,474,024

Liabilities in excess of other assets – (2.0%)		(17,222,961)
NET ASSETS – 100.0%		$852,251,063

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $69,344,177, collateralized in the form of cash with a value of $35,071,552 that was reinvested in the securities shown in the

Securities Lending Reinvestment section of the Schedule of Investments; $6,252,452 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 15, 2019 – August 15, 2047 and $32,193,826 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 15, 2019 – September 20, 2117; a total value of $73,517,830.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $35,071,552.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,218,416
Aggregate gross unrealized depreciation	(53,271,527)
Net unrealized depreciation	$(3,053,111)
Federal income tax cost	$873,023,564

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	120	06/21/2019	EUR	$4,642,388	$230,145
FTSE 100 Index	36	06/21/2019	GBP	3,459,548	85,352
Hang Seng Index	2	05/30/2019	HKD	375,609	(3,296)
MSCI Emerging Markets E-Mini Index	71	06/21/2019	USD	3,834,710	81,227
S&P/TSX 60 Index	7	06/20/2019	CAD	1,033,868	32,265
SPI 200 Index	13	06/20/2019	AUD	1,442,048	23,725
TOPIX Index	19	06/13/2019	JPY	2,755,106	8,060
					$457,478

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
TWD*	17,722,250	Goldman Sachs & Co.	USD	574,000	06/19/2019	$1,359
USD	329,091	JPMorgan Chase Bank	AUD	464,658	06/19/2019	1,650
USD	723,384	BNP Paribas SA	BRL*	2,783,346	06/19/2019	21,487
USD	102,227	Morgan Stanley	CHF	101,919	06/19/2019	1,731
USD	500,000	Toronto-Dominion Bank (The)	EUR	438,101	06/19/2019	6,932
USD	956,000	Morgan Stanley	GBP	716,890	06/19/2019	18,970
USD	330,000	JPMorgan Chase Bank	JPY	36,348,074	06/19/2019	2,322
USD	437,000	Morgan Stanley	JPY	48,405,177	06/19/2019	627
USD	264,595	Morgan Stanley	KRW*	298,079,395	06/19/2019	8,965
USD	221,000	Toronto-Dominion Bank (The)	SEK	2,037,857	06/19/2019	5,791
Total unrealized appreciation						$69,834
CAD	274,850	Citibank NA	USD	206,687	06/19/2019	$(2,109)
CZK	1,820,806	Goldman Sachs & Co.	USD	80,218	06/19/2019	(543)
EUR	846,544	JPMorgan Chase Bank	USD	964,767	06/19/2019	(12,010)
EUR	234,761	Toronto-Dominion Bank (The)	USD	266,000	06/19/2019	(1,784)
GBP	18,882	Morgan Stanley	USD	25,060	06/19/2019	(380)
GBP	176,669	Toronto-Dominion Bank (The)	USD	234,000	06/19/2019	(3,080)
HKD	3,616,494	Citibank NA	USD	462,000	06/19/2019	(695)
HKD	2,263,627	Goldman Sachs & Co.	USD	289,044	06/19/2019	(305)
JPY	54,169,328	JPMorgan Chase Bank	USD	489,975	06/19/2019	(1,639)
NOK	902,040	Citibank NA	USD	105,326	06/19/2019	(809)
RUB*	31,056,204	BNP Paribas SA	USD	479,000	06/19/2019	(1,507)
SEK	2,070,607	Citibank NA	USD	223,785	06/19/2019	(5,117)
SGD	17,194	Societe Generale	USD	12,702	06/19/2019	(60)
TWD*	3,873,072	Goldman Sachs & Co.	USD	125,753	06/19/2019	(12)
USD	104,055	Goldman Sachs & Co.	INR*	7,340,681	06/19/2019	(833)
Total unrealized depreciation						$(30,883)
Net unrealized appreciation						$38,951

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

FlexShares® International Quality Dividend Index Fund (cont.)

TWD – Taiwan Dollar

USD – US Dollar

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	6.8%
Belgium	0.5
Brazil	1.3
Canada	4.9
China	7.4
Czech Republic	0.7
Denmark	0.2
Finland	1.6
France	4.3
Germany	3.8
Hong Kong	2.4
India	0.9
Indonesia	0.4
Italy	2.8
Japan	13.4
Netherlands	4.0
New Zealand	0.7
Norway	2.2
Peru	0.2
Philippines	0.7
Poland	1.3
Russia	4.1
South Africa	0.3
South Korea	0.4
Spain	2.0
Sweden	2.9
Switzerland	4.7
Taiwan	5.5
Thailand	1.1
Turkey	2.6
United Kingdom	13.8
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.7%

Air Freight & Logistics – 0.7%

Royal Mail plc	198,832	$655,276

Airlines – 1.4%

Aeroflot PJSC	457,778	682,795

Japan Airlines Co. Ltd.	18,700	626,103
		1,308,898

Auto Components – 0.9%

Bridgestone Corp.	19,700	779,333

Nokian Renkaat OYJ	3,612	120,710
		900,043

Automobiles – 1.7%

Ford Otomotiv Sanayi A/S	15,523	137,040

Subaru Corp.	30,600	747,450

Tofas Turk Otomobil Fabrikasi A/S	191,737	575,902

Toyota Motor Corp.	3,200	198,393
		1,658,785

Banks – 10.4%

ABN AMRO Group NV, CVA(a) (b)	28,552	671,003

Aozora Bank Ltd.	5,600	136,210

Australia & New Zealand Banking Group Ltd.	66,693	1,276,819

Bank Polska Kasa Opieki SA	6,536	194,128

Commonwealth Bank of Australia	20,081	1,053,266

Danske Bank A/S	14,018	248,411

DNB ASA* (a)	14,405	275,940

Grupo Financiero Banorte SAB de CV, Class O(a)	141,900	893,864

HSBC Holdings plc	40,248	350,023

Intesa Sanpaolo SpA	164,518	430,885

National Australia Bank Ltd.	31,003	553,174

National Bank of Canada	10,836	514,090

Royal Bank of Canada	22,317	1,771,325

Sberbank of Russia PJSC	45,279	157,880

Skandinaviska Enskilda Banken AB, Class A	74,003	705,406

Investments	Shares	Value

Banks – (continued)

Societe Generale SA	3,784	$119,673

Swedbank AB, Class A	34,357	556,727

Toronto-Dominion Bank (The)	774	43,970
		9,952,794

Beverages – 0.6%

Coca-Cola Amatil Ltd.	95,116	589,137

Capital Markets – 2.0%

China Huarong Asset Management Co. Ltd., Class H* (b)	3,311,000	709,012

CI Financial Corp.	13,287	190,336

IG Group Holdings plc	86,430	574,414

Natixis SA	30,315	178,296

Singapore Exchange Ltd.	43,000	233,133
		1,885,191

Chemicals – 0.1%

BASF SE	473	38,426

Formosa Chemicals & Fibre Corp.	15,000	53,882

Israel Chemicals Ltd.	5,203	27,525
		119,833

Commercial Services & Supplies – 0.1%

Edenred	817	38,465

Societe BIC SA	731	62,958
		101,423

Construction & Engineering – 0.0%(c)

Kajima Corp.	1,500	22,155

Diversified Financial Services – 0.8%

AMP Ltd.(a)	369,155	589,813

Banca Mediolanum SpA	22,188	162,749
		752,562

Diversified Telecommunication Services – 3.7%

BCE, Inc.	5,246	233,753

Nippon Telegraph & Telephone Corp.	19,700	816,478

O2 Czech Republic A/S	67,768	735,875

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Proximus SADP	6,708	$187,565

Spark New Zealand Ltd.	253,270	619,884

Telenor ASA	38,012	761,339

Telia Co. AB	54,137	230,288
		3,585,182

Electric Utilities – 3.9%

EDP – Energias de Portugal SA*	62,909	238,227

Emera, Inc.(a)	5,762	215,497

Endesa SA	30,659	763,125

Enel SpA	187,523	1,185,075

Federal Grid Co. Unified Energy System PJSC	275,942,309	709,325

Fortis, Inc.	5,948	218,960

Fortum OYJ	7,396	156,159

SSE plc	16,471	245,752
		3,732,120

Electrical Equipment – 1.0%

Signify NV(b)	2,193	65,694

Vestas Wind Systems A/S	9,460	854,882
		920,576

Electronic Equipment, Instruments & Components – 0.9%

AU Optronics Corp.	516,000	184,518

Innolux Corp.	2,193,000	702,589
		887,107

Equity Real Estate Investment Trusts (REITs) – 2.0%

Growthpoint Properties Ltd.	126,248	219,098

H&R REIT(a)	12,771	217,312

Hui Xian REIT	1,462,000	724,837

Link REIT	43,000	501,504

RioCan REIT	11,481	219,856

Scentre Group	6,493	17,458
		1,900,065

Food & Staples Retailing – 1.1%

InRetail Peru Corp.* (b)	5,203	202,917

METRO AG	13,072	221,212

Investments	Shares	Value

Food & Staples Retailing – (continued)

President Chain Store Corp.	70,000	$652,406
		1,076,535

Food Products – 4.5%

Mowi ASA	31,562	682,155

Nestle SA (Registered)	20,253	1,948,780

Orkla ASA	35,819	280,173

Salmar ASA	13,803	625,704

Uni-President Enterprises Corp.	311,000	738,727
		4,275,539

Health Care Equipment & Supplies – 0.1%

Alcon, Inc.*	1,797	103,482

Hotels, Restaurants & Leisure – 1.2%

Crown Resorts Ltd.	24,080	225,249

Sands China Ltd.	165,600	909,751

Tsogo Sun Holdings Ltd.	11,653	17,492
		1,152,492

Household Durables – 1.9%

Persimmon plc	24,338	709,443

Taylor Wimpey plc	338,797	801,194

Woongjin Coway Co. Ltd.	4,257	319,963
		1,830,600

Insurance – 8.5%

Admiral Group plc	9,288	266,867

Aegon NV	58,050	302,904

Ageas	9,116	480,166

AIA Group Ltd.	5,000	50,953

Allianz SE (Registered)	516	124,215

Assicurazioni Generali SpA	16,469	319,303

AXA SA(a)	23,220	617,908

BB Seguridade Participacoes SA	17,200	123,047

Direct Line Insurance Group plc	48,719	209,210

Legal & General Group plc	234,780	851,489

MS&AD Insurance Group Holdings, Inc.	25,800	796,412

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	3,612	902,697

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

NN Group NV	2,881	$125,340

Orange Life Insurance Ltd.(b)	1,978	60,281

Poste Italiane SpA(b)	83,893	894,120

Powszechny Zaklad Ubezpieczen SA	66,994	735,025

Sampo OYJ, Class A	6,235	284,813

Tokio Marine Holdings, Inc.	8,600	432,567

Zurich Insurance Group AG	1,763	562,118
		8,139,435

Interactive Media & Services – 0.8%

Tencent Holdings Ltd.	15,200	751,727

IT Services – 0.9%

Larsen & Toubro Infotech Ltd.(b)	4,730	116,754

Otsuka Corp.	19,600	769,042
		885,796

Machinery – 2.2%

FANUC Corp.	4,500	839,394

Kone OYJ, Class B	14,878	814,681

Sinotruk Hong Kong Ltd.(a)	193,500	418,797
		2,072,872

Media – 2.1%

Eutelsat Communications SA	34,572	623,405

Lagardere SCA(a)	3,182	86,513

ProSiebenSat.1 Media SE	39,689	624,269

Smiles Fidelidade SA	53,700	666,101
		2,000,288

Metals & Mining – 6.2%

Alrosa PJSC	109,908	160,375

Alumina Ltd.	98,900	155,928

Eregli Demir ve Celik Fabrikalari TAS	413,101	633,890

Evraz plc	99,846	816,911

Kumba Iron Ore Ltd.(a)	26,531	793,270

Magnitogorsk Iron & Steel Works PJSC	1,058,359	724,393

Novolipetsk Steel PJSC	283,972	752,392

Rio Tinto plc	11,352	660,777

Severstal PJSC	15,422	249,608

Investments	Shares	Value

Metals & Mining – (continued)

Severstal PJSC, GDR(b)	30,760	$498,004

Vedanta Ltd.	227,556	545,876
		5,991,424

Multiline Retail – 0.9%

Wesfarmers Ltd.	34,142	865,351

Multi-Utilities – 1.4%

AGL Energy Ltd.	24,467	382,825

Centrica plc	413,015	572,079

Engie SA	23,306	344,902
		1,299,806

Oil, Gas & Consumable Fuels – 9.0%

BP plc	247,766	1,805,571

Bukit Asam Tbk. PT*	559,000	155,343

China Petroleum & Chemical Corp., Class H	344,000	264,399

China Shenhua Energy Co. Ltd., Class H	200,500	443,148

Coal India Ltd.	184,857	670,154

Eni SpA	29,584	504,550

Equinor ASA	15,781	351,206

Hindustan Petroleum Corp. Ltd.	38,958	163,133

Inter Pipeline Ltd.(a)	39,474	640,293

Neste OYJ	21,156	698,009

Pilipinas Shell Petroleum Corp.	774,090	671,410

Royal Dutch Shell plc, Class A	8,299	265,065

Royal Dutch Shell plc, Class B	2,881	92,562

TOTAL SA	23,826	1,322,941

Tupras Turkiye Petrol Rafinerileri A/S	27,004	557,767

Vermilion Energy, Inc.(a)	1,849	47,022
		8,652,573

Personal Products – 0.6%

L’Oreal SA(a)	1,806	496,079

Unilever NV, CVA(a)	1,032	62,408
		558,487

Pharmaceuticals – 6.0%

Astellas Pharma, Inc.	54,300	735,701

GlaxoSmithKline plc	113,434	2,326,716

H Lundbeck A/S	5,633	236,764

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Novartis AG (Registered)	8,987	$733,865

Orion OYJ, Class B	13,287	441,213

Roche Holding AG	4,300	1,133,444

Sanofi(a)	1,892	164,307
		5,772,010

Professional Services – 0.9%

Recruit Holdings Co. Ltd.	30,100	899,689

Real Estate Management & Development – 3.2%

Agile Group Holdings Ltd.	536,000	810,279

Daito Trust Construction Co. Ltd.	5,300	707,381

Land & Houses PCL, NVDR	2,064,000	724,097

SOHO China Ltd.*	1,763,000	638,198

Wharf Holdings Ltd. (The)	62,000	178,206
		3,058,161

Road & Rail – 0.8%

Aurizon Holdings Ltd.	225,922	756,912

Semiconductors & Semiconductor Equipment – 1.3%

Novatek Microelectronics Corp.	129,000	841,186

Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	427,462
		1,268,648

Software – 0.5%

SAP SE	258	33,130

Trend Micro, Inc.	8,600	429,324
		462,454

Specialty Retail – 0.9%

Hennes & Mauritz AB, Class B	50,869	885,986

Technology Hardware, Storage & Peripherals – 2.5%

Asustek Computer, Inc.	26,000	198,570

Canon, Inc.	28,600	793,225

Catcher Technology Co. Ltd.	23,000	181,984

Compal Electronics, Inc.	301,000	194,329

Inventec Corp.	258,000	207,061

Lite-On Technology Corp.	175,000	246,634

Pegatron Corp.	98,000	184,894

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Samsung Electronics Co. Ltd.	9,718	$381,432
		2,388,129

Textiles, Apparel & Luxury Goods – 2.0%

HUGO BOSS AG	9,847	685,969

Pandora A/S	14,448	605,538

Ruentex Industries Ltd.	258,000	616,174
		1,907,681

Thrifts & Mortgage Finance – 0.8%

Indiabulls Housing Finance Ltd.	80,969	809,588

Tobacco – 2.0%

British American Tobacco Malaysia Bhd.	43,000	362,554

British American Tobacco plc	1,247	48,607

Imperial Brands plc	24,811	787,921

Japan Tobacco, Inc.	32,700	756,320
		1,955,402

Trading Companies & Distributors – 1.1%

ITOCHU Corp.	43,700	784,736

Marubeni Corp.	4,300	30,697

Sumitomo Corp.	17,200	245,472
		1,060,905

Transportation Infrastructure – 1.7%

Atlantia SpA	10,449	284,792

Sydney Airport	140,352	752,755

TAV Havalimanlari Holding A/S	133,945	567,687
		1,605,234

Wireless Telecommunication Services – 2.4%

China Mobile Ltd.	11,500	109,570

KDDI Corp.	12,200	278,286

NTT DOCOMO, Inc.	35,100	759,673

Vodafone Group plc	611,589	1,132,163
		2,279,692
Total Common Stocks (Cost $93,337,637)		93,738,045

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(d) – 1.4%

REPURCHASE AGREEMENTS – 1.4%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $1,301,230, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $1,327,259 (Cost $1,301,131)	$1,301,131	$1,301,131
Total Investments – 99.1% (Cost $94,638,768)		95,039,176

Other Assets Less Liabilities – 0.9%		908,000
NET ASSETS – 100.0%		$95,947,176

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $5,363,100, collateralized in the form of cash with a value of $1,301,131 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $852,493 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 15, 2019 – November 15,

2048 and $3,544,929 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 15, 2019 – November 2, 2086; a total value of $5,698,553.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $1,301,131.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

SCA – Limited partnership with share capital

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,451,816
Aggregate gross unrealized depreciation	(6,475,824)
Net unrealized depreciation	$(24,008)
Federal income tax cost	$95,139,667

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	18	06/21/2019	USD	$1,725,300	$62,651
MSCI Emerging Markets E-Mini Index	9	06/21/2019	USD	486,090	12,739
					$75,390

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	74,623	JPMorgan Chase Bank	AUD	105,364	06/19/2019	$374
USD	25,990	BNP Paribas SA	BRL*	100,000	06/19/2019	772
Total unrealized appreciation						$1,146
NOK	59,477	Citibank NA	USD	6,945	06/19/2019	$(53)
Total unrealized depreciation						$(53)
Net unrealized appreciation						$1,093

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

NOK – Norwegian Krone

USD – US Dollar

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	7.5%
Belgium	0.7
Brazil	0.8
Canada	4.5
China	5.1
Czech Republic	0.8
Denmark	2.0
Finland	2.6
France	4.2
Germany	2.7
Hong Kong	1.7
India	2.4
Indonesia	0.2
Israel	0.0 †
Italy	3.9
Japan	13.1
Malaysia	0.4
Mexico	0.9
Netherlands	1.3
New Zealand	0.6
Norway	3.1
Peru	0.2
Philippines	0.7
Poland	1.0
Portugal	0.3
Russia	4.1
Singapore	0.2
South Africa	1.1
South Korea	0.8
Spain	0.8
Sweden	2.5
Switzerland	4.7
Taiwan	5.7
Thailand	0.8
Turkey	2.6
United Kingdom	13.7
Other[1]	2.3
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.1%

Auto Components – 2.0%

Faurecia SA	7,524	$381,808

Magna International, Inc.	2,448	135,703

Xinyi Glass Holdings Ltd.	360,000	411,145
		928,656

Automobiles – 2.0%

Honda Motor Co. Ltd.	3,600	100,234

Subaru Corp.	16,200	395,709

Tofas Turk Otomobil Fabrikasi A/S	115,272	346,231

Yamaha Motor Co. Ltd.	3,600	73,956
		916,130

Banks – 9.6%

Agricultural Bank of China Ltd., Class H	252,000	116,277

Australia & New Zealand Banking Group Ltd.	15,660	299,806

Bank of China Ltd., Class H	432,000	205,940

Bank Polska Kasa Opieki SA	3,150	93,559

China Construction Bank Corp., Class H	234,000	206,697

China Merchants Bank Co. Ltd., Class H(a)	108,000	534,810

HSBC Holdings plc	5,022	43,675

Industrial & Commercial Bank of China Ltd., Class H	54,000	40,541

ING Groep NV(a)	15,750	200,445

National Australia Bank Ltd.	13,932	248,583

Royal Bank of Canada	12,456	988,646

Skandinaviska Enskilda Banken AB, Class A	44,226	421,568

Standard Bank Group Ltd.	34,560	479,724

Swedbank AB, Class A	21,042	340,969

Toronto-Dominion Bank (The)	270	15,338

VTB Bank PJSC	232,411,428	127,763
		4,364,341

Beverages – 0.1%

Ambev SA	9,000	42,080

Investments	Shares	Value

Building Products – 0.3%

Cie de Saint-Gobain	2,970	$121,290

Capital Markets – 3.7%

China Huarong Asset Management Co. Ltd., Class H* (b)	2,034,000	435,557

CI Financial Corp.	3,636	52,086

Hong Kong Exchanges & Clearing Ltd.	10,926	378,804

Macquarie Group Ltd.	5,544	525,619

Natixis SA	14,094	82,893

SBI Holdings, Inc.	9,000	191,758
		1,666,717

Chemicals – 2.7%

Covestro AG(b)	7,866	429,752

Mitsubishi Gas Chemical Co., Inc.	3,600	53,657

Nutrien Ltd.	2,718	146,811

Showa Denko KK	12,600	425,939

Sinopec Shanghai Petrochemical Co. Ltd., Class H	360,000	162,898
		1,219,057

Construction & Engineering – 1.1%

ACS Actividades de Construccion y Servicios SA	10,692	490,445

Diversified Financial Services – 1.4%

EXOR NV	6,984	464,609

Wendel SA	1,134	156,826
		621,435

Diversified Telecommunication Services – 2.3%

O2 Czech Republic A/S	13,392	145,420

Telefonica SA	28,080	233,880

Telenor ASA	23,760	475,887

Telia Co. AB	24,786	105,435

Telstra Corp. Ltd.	32,760	77,936
		1,038,558

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – 2.5%

Endesa SA	18,252	$454,306

Enel SpA	37,692	238,199

Federal Grid Co. Unified Energy System PJSC	173,163,096	445,125
		1,137,630

Electrical Equipment – 1.3%

ABB Ltd. (Registered)* (a)	20,898	430,060

Mitsubishi Electric Corp.	10,800	153,406
		583,466

Electronic Equipment, Instruments & Components – 1.1%

AU Optronics Corp.	234,000	83,677

Hitachi Ltd.	4,300	142,426

Omron Corp.	2,400	128,215

Yaskawa Electric Corp.	3,600	132,364
		486,682

Food & Staples Retailing – 1.1%

InRetail Peru Corp.* (b)	2,610	101,790

President Chain Store Corp.	43,000	400,764
		502,554

Food Products – 1.8%

China Agri-Industries Holdings Ltd.	252,000	81,265

Mowi ASA	19,278	416,659

Nestle SA (Registered)	3,114	299,635
		797,559

Health Care Equipment & Supplies – 0.7%

Alcon, Inc.*	745	42,901

Hoya Corp.	4,200	294,707
		337,608

Hotels, Restaurants & Leisure – 1.2%

Sands China Ltd.	93,600	514,207

Wynn Macau Ltd.	7,200	20,649
		534,856

Household Durables – 0.9%

Persimmon plc	14,418	420,279

Investments	Shares	Value

Insurance – 8.3%

Aegon NV	74,232	$387,341

Allianz SE (Registered)	3,672	883,947

AXA SA(a)	11,664	310,391

BB Seguridade Participacoes SA	16,200	115,893

Dai-ichi Life Holdings, Inc.	30,600	438,222

Legal & General Group plc	137,322	498,033

Ping An Insurance Group Co. of China Ltd., Class H	18,000	216,700

Poste Italiane SpA(b)	13,050	139,085

Powszechny Zaklad Ubezpieczen SA	13,932	152,855

Tokio Marine Holdings, Inc.	7,200	362,150

Zurich Insurance Group AG	828	264,001
		3,768,618

Interactive Media & Services – 0.5%

Tencent Holdings Ltd.	4,700	232,442

Internet & Direct Marketing Retail – 0.7%

Naspers Ltd., Class N	1,242	316,654

IT Services – 1.2%

Nomura Research Institute Ltd.	10,800	526,545

Machinery – 5.2%

Atlas Copco AB, Class A(a)	17,748	551,101

Atlas Copco AB, Class B	522	14,842

FANUC Corp.	2,400	447,677

NSK Ltd.	41,400	427,475

Sinotruk Hong Kong Ltd.(a)	171,000	370,100

SMC Corp.	1,300	537,625

Weichai Power Co. Ltd., Class H(a)	18,000	29,413
		2,378,233

Media – 2.3%

Eutelsat Communications SA	13,374	241,161

ITV plc	223,272	397,745

ProSiebenSat.1 Media SE	24,534	385,896
		1,024,802

Metals & Mining – 6.7%

BHP Group plc	6,300	148,606

Cia Siderurgica Nacional SA*	151,200	556,527

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Eregli Demir ve Celik Fabrikalari TAS	147,384	$226,156

Evraz plc	63,036	515,742

Kumba Iron Ore Ltd.	14,094	421,407

Novolipetsk Steel PJSC	109,044	288,915

Rio Tinto plc	7,236	421,193

Severstal PJSC	28,332	458,559
		3,037,105

Multiline Retail – 0.4%

Wesfarmers Ltd.	6,822	172,908

Multi-Utilities – 0.3%

Engie SA	10,368	153,434

Oil, Gas & Consumable Fuels – 5.9%

BP plc	119,568	871,340

China Petroleum & Chemical Corp., Class H	144,000	110,679

China Shenhua Energy Co. Ltd., Class H	72,000	159,135

Eni SpA	13,806	235,459

Equinor ASA	7,614	169,450

Inter Pipeline Ltd.(a)	24,714	400,877

OMV AG	8,586	459,466

TransCanada Corp.	5,922	281,484
		2,687,890

Paper & Forest Products – 0.3%

UPM-Kymmene OYJ	5,400	151,960

Personal Products – 2.3%

Kose Corp.	2,600	486,734

L’Oreal SA(a)	1,800	494,430

Pola Orbis Holdings, Inc.	1,800	56,566
		1,037,730

Pharmaceuticals – 7.8%

AstraZeneca plc	7,380	550,895

Bayer AG (Registered)	522	34,714

GlaxoSmithKline plc	52,902	1,085,106

Livzon Pharmaceutical Group, Inc., Class H	122,400	444,643

Novartis AG (Registered)	3,726	304,260

Investments	Shares	Value

Pharmaceuticals – (continued)

Orion OYJ, Class B	12,816	$425,573

Roche Holding AG	1,062	279,934

Roche Holding AG – BR	504	131,861

Sanofi(a)	3,420	297,003
		3,553,989

Professional Services – 1.2%

Recruit Holdings Co. Ltd.	18,000	538,020

Real Estate Management & Development – 4.8%

Agile Group Holdings Ltd.	324,000	489,795

China Evergrande Group(a)	54,000	173,108

Daiwa House Industry Co. Ltd.	1,800	50,279

Future Land Development Holdings Ltd.	108,000	128,712

Ruentex Development Co. Ltd.	144,000	197,586

Shimao Property Holdings Ltd.	171,000	520,930

SOHO China Ltd.*	1,035,000	374,665

Wharf Holdings Ltd. (The)	54,000	155,212

Yuzhou Properties Co. Ltd.	126,549	66,780
		2,157,067

Semiconductors & Semiconductor Equipment – 4.6%

Disco Corp.(a)	2,900	496,808

Globalwafers Co. Ltd.	38,000	414,420

Novatek Microelectronics Corp.	78,000	508,625

Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	108,961

Tokyo Electron Ltd.	900	142,586

Vanguard International Semiconductor Corp.	180,000	399,016
		2,070,416

Software – 1.0%

Trend Micro, Inc.	9,000	449,293

Specialty Retail – 1.0%

Hennes & Mauritz AB, Class B	25,956	452,076

Technology Hardware, Storage & Peripherals – 1.1%

Catcher Technology Co. Ltd.	11,000	87,036

Lite-On Technology Corp.	90,000	126,841

Logitech International SA (Registered)	270	10,556

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

Samsung Electronics Co. Ltd.	3,852	$151,191

Samsung Electronics Co. Ltd. (Preference)	3,942	125,534
		501,158

Textiles, Apparel & Luxury Goods – 1.0%

HUGO BOSS AG	4,788	333,545

Ruentex Industries Ltd.	54,000	128,967
		462,512

Tobacco – 2.0%

Imperial Brands plc	14,202	451,012

Japan Tobacco, Inc.	19,800	457,955
		908,967

Trading Companies & Distributors – 2.0%

Ashtead Group plc	13,374	369,971

ITOCHU Corp.	9,000	161,616

Toyota Tsusho Corp.	11,600	383,282
		914,869

Transportation Infrastructure – 0.7%

Atlantia SpA	12,078	329,191

Wireless Telecommunication Services – 1.0%

Vodafone Group plc	245,520	454,502
Total Common Stocks (Cost $43,072,235)		44,489,724

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 1.2%

REPURCHASE AGREEMENTS – 1.2%

Citigroup Global Markets, Inc., 2.75%, dated 4/30/2019, due 5/1/2019, repurchase price $532,118, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/2/2019 – 11/7/2019; total market value $542,761 (Cost $532,077)	$532,077	$532,077
Total Investments – 99.3% (Cost $43,604,312)		45,021,801

Other Assets Less Liabilities – 0.7%		323,435
NET ASSETS – 100.0%		$45,345,236

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $3,664,010, collateralized in the form of cash with a value of $532,077 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,384,456 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.50%, and maturity dates ranging from May 15, 2019 – August 15, 2047 and $1,992,363 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from October 7, 2019 – March 22, 2068; a total value of $3,908,896.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2019. The total value of securities purchased was $532,077.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,709,152
Aggregate gross unrealized depreciation	(2,421,122)
Net unrealized appreciation	$1,288,030
Federal income tax cost	$43,759,447

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	7	06/21/2019	USD	$670,950	$20,154
MSCI Emerging Markets E-Mini Index	4	06/21/2019	USD	216,040	5,522
					$25,676

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	2.9%
Austria	1.0
Brazil	1.6
Canada	4.5
China	11.2
Czech Republic	0.3
Finland	1.3
France	4.9
Germany	4.6
Hong Kong	3.3
Italy	3.1
Japan	17.8
Netherlands	1.3
Norway	2.3
Peru	0.2
Poland	0.5
Russia	2.9
South Africa	2.7
South Korea	0.6
Spain	2.6
Sweden	4.2
Switzerland	3.9
Taiwan	5.4
Turkey	1.3
United Kingdom	13.7
Other[1]	1.9
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.8%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$42,838,564	$47,515,043
2.00%, 1/15/2026	29,050,360	31,966,075
2.38%, 1/15/2027	23,589,929	26,892,786

U.S. Treasury Inflation Linked Notes
1.25%, 7/15/2020	42,576,118	43,129,908
1.13%, 1/15/2021	48,309,243	48,888,769
0.13%, 4/15/2021(a)	54,589,272	54,164,510
0.63%, 7/15/2021	45,758,832	46,147,906
0.13%, 1/15/2022	52,429,115	52,014,970
0.13%, 4/15/2022	128,733,648	127,501,528
0.13%, 7/15/2022	126,160,680	125,587,640
0.13%, 1/15/2023	125,565,313	124,319,194
0.63%, 4/15/2023	133,851,505	134,930,062
0.38%, 7/15/2023	124,124,362	124,569,742
0.63%, 1/15/2024(a)	50,591,978	51,148,948
0.50%, 4/15/2024	19,042,750	19,116,752
0.13%, 7/15/2024	49,832,054	49,324,922
0.25%, 1/15/2025	49,908,543	49,394,022
0.38%, 7/15/2025	49,922,363	49,873,558
0.63%, 1/15/2026	51,563,355	52,049,558
Total U.S. Treasury Obligations (Cost $1,252,946,409)		1,258,535,893

Total Investments – 99.8% (Cost $1,252,946,409)		1,258,535,893

Other Assets Less Liabilities – 0.2%		2,105,283
NET ASSETS – 100.0%		$1,260,641,176
(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $9,466,221, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from May 28, 2019 – May 15, 2046; a total value of $10,459,935.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,294,014
Aggregate gross unrealized depreciation	(1,305,950)
Net unrealized appreciation	$4,988,064
Federal income tax cost	$1,253,547,829

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.5%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$23,823,043	$26,423,689
2.00%, 1/15/2026	26,839,425	29,533,234
2.38%, 1/15/2027(a)	21,797,496	24,849,391
1.75%, 1/15/2028	11,957,307	13,183,818
3.63%, 4/15/2028(a)	16,667,795	21,110,705
2.50%, 1/15/2029	10,572,603	12,504,151
3.88%, 4/15/2029	19,251,128	25,377,246
3.38%, 4/15/2032	4,521,486	6,074,732

U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023	30,336,147	30,580,591
0.38%, 7/15/2023	28,263,750	28,365,165
0.63%, 1/15/2024(a)	28,205,840	28,516,360
0.50%, 4/15/2024	11,024,750	11,067,594
0.13%, 7/15/2024	27,667,914	27,386,343
0.25%, 1/15/2025	27,755,191	27,469,054
0.38%, 7/15/2025	27,707,524	27,680,437
0.63%, 1/15/2026	47,600,626	48,049,463
0.13%, 7/15/2026(a)	40,948,177	40,009,768
0.38%, 1/15/2027	42,511,625	42,070,293
0.38%, 7/15/2027	24,159,723	23,937,338
0.50%, 1/15/2028	25,224,714	25,144,093
0.75%, 7/15/2028	23,443,193	23,941,891
0.88%, 1/15/2029	15,231,432	15,696,704
Total U.S. Treasury Obligations (Cost $556,015,940)		558,972,060

Total Investments – 99.5% (Cost $556,015,940)		558,972,060

Other Assets Less Liabilities – 0.5%		2,601,538
NET ASSETS – 100.0%		$561,573,598
(a)

The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 was $54,417,027, collateralized by $53,137,345 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from May 9, 2019 – February 15, 2048 and $10,809,903 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from July 17, 2019 – June 22, 2066; a total value of $63,947,248.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,219,595
Aggregate gross unrealized depreciation	(725,913)
Net unrealized appreciation	$2,493,682
Federal income tax cost	$556,478,378

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 99.2%

FHLMC
4.00%, 7/1/2024	$205,992	$212,671
4.00%, 9/1/2024	140,736	145,300
4.00%, 4/1/2025	54,326	56,088
4.00%, 6/1/2025	181,374	187,255
3.50%, 10/1/2025	259,408	265,272
4.00%, 10/1/2025	127,046	131,166
3.50%, 11/1/2025	232,619	237,878
3.50%, 2/1/2026	81,799	83,867
4.00%, 3/1/2026	148,583	154,171
4.00%, 4/1/2026	458,519	473,468
3.50%, 6/1/2026	400,006	409,651
3.00%, 9/1/2026	447,770	451,470
3.50%, 10/1/2026	106,188	108,862
3.00%, 12/1/2026	141,489	142,660
3.00%, 1/1/2027	170,938	172,350
2.50%, 4/1/2027	206,431	205,487
4.00%, 5/1/2027	155,145	160,175
3.50%, 8/1/2027	184,517	188,688
2.50%, 11/1/2027	332,126	330,344
2.50%, 2/1/2028	48,658	48,435
2.50%, 4/1/2028	188,626	187,762
2.50%, 11/1/2028	19,154	19,066
3.00%, 11/1/2028	245,079	247,109
3.00%, 1/1/2029	186,843	188,391
2.00%, 10/1/2031	149,567	145,093
2.00%, 11/1/2031	254,313	246,706
5.50%, 10/1/2032	106,729	116,711
3.00%, 4/1/2033	261,005	262,293
6.00%, 4/1/2034	63,378	70,458
5.00%, 5/1/2034	449,234	482,507
3.00%, 5/1/2035	173,963	174,359
5.50%, 5/1/2035	279,455	306,921
6.00%, 5/1/2035	125,724	139,882
5.50%, 6/1/2035	55,884	60,821
5.00%, 7/1/2035	65,133	70,034
5.50%, 10/1/2035	34,116	37,436
3.00%, 11/1/2035	176,651	177,524
6.00%, 12/1/2035	122,112	135,808
5.50%, 1/1/2036	156,399	171,643
6.00%, 5/1/2036	261,691	290,705
5.50%, 12/1/2036	161,296	176,822
5.50%, 2/1/2037	45,472	49,876
6.00%, 4/1/2037	61,464	68,379

Investments	Principal Amount	Value
5.50%, 7/1/2037	$109,967	$120,762
5.50%, 9/1/2037	51,563	56,596
6.00%, 9/1/2037	205,072	228,092
5.50%, 12/1/2037	97,531	106,486
5.50%, 1/1/2038	25,785	28,304
5.00%, 7/1/2038	71,247	76,583
5.50%, 7/1/2038	5,652	6,187
5.50%, 8/1/2038	244,301	266,522
5.00%, 10/1/2038	51,825	55,704
5.50%, 12/1/2038	18,488	20,186
5.00%, 2/1/2039	506,491	542,887
5.00%, 5/1/2039	116,759	126,663
5.00%, 8/1/2039	9,258	9,951
5.00%, 9/1/2039	11,561	12,427
4.50%, 10/1/2039	23,035	24,509
5.50%, 1/1/2040	89,418	97,645
4.00%, 2/1/2040	14,155	14,668
4.50%, 4/1/2040	217,800	231,725
6.00%, 4/1/2040	92,804	103,122
6.00%, 5/1/2040	204,312	227,037
5.50%, 6/1/2040	63,708	69,174
6.00%, 7/1/2040	783,582	871,371
3.50%, 12/1/2040	156,380	159,209
4.00%, 1/1/2041	107,285	111,296
4.50%, 3/1/2041	155,357	165,300
4.00%, 4/1/2041	111,261	116,224
5.50%, 4/1/2041	24,583	26,409
5.50%, 6/1/2041	426,114	466,959
4.50%, 8/1/2041	146,886	156,280
3.50%, 11/1/2041	219,239	223,206
4.00%, 1/1/2042	123,973	129,650
3.50%, 2/1/2042	224,946	229,016
5.00%, 2/1/2042	134,700	145,095
4.00%, 4/1/2042	105,112	108,916
3.00%, 3/1/2043	35,609	35,389
3.00%, 4/1/2043	121,009	120,260
3.00%, 6/1/2043	181,535	180,412
4.50%, 3/1/2044	100,806	106,814
4.00%, 6/1/2044	16,496	17,046
4.50%, 7/1/2044	168,884	178,441
4.00%, 8/1/2044	48,193	49,760
5.00%, 8/1/2044	84,214	90,462
4.50%, 9/1/2044	73,736	78,017
4.50%, 12/1/2044	39,185	41,242
3.00%, 7/1/2045	34,838	34,537

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 7/1/2045	$120,195	$123,953
4.50%, 9/1/2045	59,376	62,102
4.00%, 10/1/2045	176,913	182,444
4.50%, 12/1/2045	64,130	67,492
4.00%, 4/1/2046	88,354	91,098
3.50%, 5/1/2046	55,608	56,362
4.00%, 5/1/2046	37,608	38,774
4.50%, 5/1/2046	93,127	97,863
2.50%, 12/1/2046	305,032	293,559
4.50%, 3/1/2047	119,259	125,498
3.00%, 9/1/2047	88,971	88,131

FNMA
4.50%, 1/1/2020	2,958	3,012
4.50%, 4/1/2020	5,330	5,426
4.50%, 11/1/2020	18,219	18,550
4.00%, 5/1/2024	106,107	109,342
4.00%, 1/1/2025	182,996	188,505
3.50%, 9/1/2025	107,027	109,341
4.00%, 9/1/2025	266,003	273,998
3.00%, 11/1/2025	180,098	181,775
3.50%, 11/1/2025	194,330	198,530
3.00%, 12/1/2025	144,040	145,384
3.50%, 12/1/2025	137,006	139,967
3.00%, 1/1/2026	120,319	121,436
3.50%, 2/1/2026	240,175	245,366
4.00%, 4/1/2026	83,879	86,896
4.00%, 5/1/2026	267,997	276,129
3.00%, 8/1/2026	260,942	263,374
2.50%, 11/1/2026	56,253	55,807
3.00%, 12/1/2026	322,588	325,600
4.00%, 5/1/2027	188,731	194,436
2.50%, 6/1/2027	20,930	20,834
3.50%, 6/1/2027	261,959	267,622
2.50%, 10/1/2027	218,569	217,566
2.50%, 12/1/2027	115,241	114,712
3.50%, 1/1/2028	531,455	543,929
3.00%, 3/1/2028	41,873	42,265
3.00%, 6/1/2028	610,665	616,291
3.00%, 7/1/2028	39,576	39,870
2.50%, 8/1/2028	67,990	67,678
2.50%, 9/1/2028	268,944	267,710
3.00%, 11/1/2028	36,286	36,569
4.00%, 7/1/2029	300,142	309,212
4.00%, 11/1/2029	131,282	135,247
3.50%, 10/1/2030	127,606	129,604

Investments	Principal Amount	Value
3.50%, 11/1/2030	$29,544	$30,007
2.00%, 9/1/2031	163,541	158,538
2.00%, 11/1/2031	230,552	223,498
6.00%, 12/1/2032	24,768	27,725
3.00%, 3/1/2033	115,175	115,305
3.00%, 7/1/2033	32,878	32,915
3.00%, 10/1/2033	184,701	184,909
6.00%, 8/1/2034	92,323	103,251
6.50%, 9/1/2034	110,804	127,054
5.00%, 12/1/2034	43,084	46,247
5.00%, 1/1/2035	54,979	59,014
5.00%, 6/1/2035	287,083	308,139
5.00%, 7/1/2035	113,826	122,109
5.00%, 11/1/2035	107,272	115,184
6.00%, 11/1/2035	40,586	45,432
5.00%, 2/1/2036	113,749	122,699
5.50%, 12/1/2036	121,981	134,082
6.50%, 12/1/2036	188,814	211,156
5.50%, 1/1/2037	35,743	39,379
5.50%, 2/1/2037	10,855	11,936
6.00%, 8/1/2037	76,717	85,870
6.00%, 9/1/2037	160,340	179,806
6.00%, 12/1/2037	172,705	192,990
5.00%, 3/1/2038	232,692	249,382
5.00%, 5/1/2038	97,447	104,630
5.50%, 6/1/2038	148,676	163,708
5.50%, 9/1/2038	36,352	40,000
6.00%, 9/1/2038	62,595	70,070
5.50%, 11/1/2038	186,666	203,779
5.00%, 1/1/2039	12,191	13,068
5.50%, 3/1/2039	192,646	210,706
4.50%, 4/1/2039	117,093	124,193
5.50%, 4/1/2039	192,338	211,753
5.50%, 8/1/2039	98,893	107,618
5.50%, 1/1/2040	34,702	37,363
4.50%, 4/1/2040	21,342	22,626
5.50%, 4/1/2040	41,289	45,193
6.00%, 6/1/2040	460,758	515,713
4.50%, 7/1/2040	214,715	227,625
4.00%, 9/1/2040	90,411	93,619
4.00%, 11/1/2040	115,356	119,449
3.50%, 1/1/2041	40,335	41,032
3.50%, 2/1/2041	74,083	75,362
4.00%, 2/1/2041	157,489	163,076
4.50%, 4/1/2041	103,883	110,111
5.50%, 4/1/2041	13,124	14,101
4.50%, 6/1/2041	34,476	36,540

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.50%, 7/1/2041	$84,558	$92,132
6.00%, 7/1/2041	260,203	291,235
4.50%, 8/1/2041	45,365	48,134
5.00%, 8/1/2041	225,301	241,815
5.50%, 8/1/2041	270,492	291,669
5.50%, 9/1/2041	167,343	183,509
4.00%, 12/1/2041	164,373	170,816
3.50%, 1/1/2042	138,848	141,246
4.00%, 1/1/2042	84,715	87,721
4.50%, 1/1/2042	48,056	50,922
6.00%, 1/1/2042	248,782	282,634
3.00%, 4/1/2042	148,300	147,367
3.50%, 5/1/2042	198,932	202,368
3.50%, 8/1/2042	146,872	149,405
3.50%, 1/1/2043	100,409	102,143
3.00%, 2/1/2043	196,602	195,364
3.50%, 3/1/2043	185,157	188,787
3.00%, 5/1/2043	13,137	13,066
3.50%, 5/1/2043	239,572	243,666
3.00%, 6/1/2043	110,470	109,446
3.50%, 7/1/2043	49,265	50,115
3.50%, 8/1/2043	95,385	96,947
4.00%, 8/1/2043	29,204	30,195
3.00%, 9/1/2043	152,474	151,514
4.00%, 9/1/2043	166,736	173,663
4.50%, 9/1/2043	55,721	58,652
4.00%, 11/1/2043	137,057	141,692
5.00%, 1/1/2044	254,254	272,435
5.00%, 3/1/2044	101,350	109,944
5.00%, 5/1/2044	119,860	128,757
5.50%, 5/1/2044	579,084	637,082
5.00%, 6/1/2044	33,011	35,433
4.50%, 10/1/2044	168,118	176,988
3.00%, 12/1/2044	409,244	406,415
3.00%, 2/1/2045	56,753	56,299
4.00%, 2/1/2045	89,425	92,320
3.00%, 4/1/2045	53,305	52,879
4.00%, 4/1/2045	54,581	56,854
4.00%, 11/1/2045	129,291	134,674
4.00%, 3/1/2046	61,636	63,841
4.50%, 3/1/2046	157,643	165,315
3.50%, 5/1/2046	56,569	57,243
4.00%, 5/1/2046	62,084	64,074
4.50%, 7/1/2046	78,238	81,887
2.50%, 9/1/2046	596,011	573,459

Investments	Principal Amount	Value
4.50%, 2/1/2047	$264,542	$278,507
5.50%, 1/1/2049	216,608	232,215

GNMA
3.00%, 2/20/2027	761,977	770,225
2.50%, 4/20/2027	122,401	122,311
2.50%, 11/20/2027	134,259	134,160
2.50%, 1/20/2028	67,595	67,546
3.00%, 3/20/2028	134,450	135,913
3.00%, 7/20/2028	216,344	218,699
2.50%, 8/20/2028	287,959	287,748
2.50%, 11/20/2028	139,966	139,863
2.50%, 12/20/2028	28,003	27,983
2.50%, 3/20/2031	203,961	202,807
2.50%, 9/20/2031	299,086	297,394
2.50%, 10/20/2031	102,968	102,386
6.00%, 3/15/2033	227,224	256,195
5.50%, 6/15/2033	195,131	215,793
5.50%, 8/20/2033	44,824	49,126
6.00%, 10/20/2033	117,867	133,577
5.50%, 11/20/2033	62,835	68,845
6.00%, 12/15/2033	186,947	210,770
5.50%, 2/15/2034	100,766	109,820
5.50%, 3/20/2034	73,462	80,515
5.50%, 7/20/2034	48,365	53,002
6.00%, 8/15/2034	124,984	140,933
6.00%, 2/15/2035	108,791	120,708
5.50%, 3/15/2035	258,068	284,990
5.50%, 3/20/2036	152,095	166,620
5.50%, 9/20/2038	98,121	107,526
5.50%, 11/20/2038	218,474	239,442
6.00%, 12/20/2038	281,675	316,196
5.50%, 2/15/2039	87,685	96,877
5.50%, 2/20/2039	119,123	130,549
4.50%, 5/15/2039	124,734	131,663
5.00%, 5/15/2039	91,712	98,375
5.50%, 5/15/2039	54,574	60,302
5.00%, 9/15/2039	188,655	202,219
5.50%, 9/15/2039	24,923	27,565
4.00%, 9/20/2039	39,052	40,704
4.50%, 10/15/2039	224,127	236,944
4.50%, 12/15/2039	204,642	215,638
5.50%, 12/15/2039	69,635	77,003
5.00%, 1/20/2040	318,347	340,420
5.50%, 3/15/2040	147,119	162,579
4.50%, 4/15/2040	340,445	358,727
5.00%, 4/15/2040	210,802	225,980
4.50%, 6/15/2040	339,871	357,820

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 8/15/2040	$21,501	$22,404
4.00%, 10/15/2040	13,873	14,392
3.50%, 11/15/2040	169,925	173,657
5.50%, 1/20/2041	39,741	43,567
4.00%, 3/15/2041	5,689	5,903
4.50%, 6/15/2041	187,087	197,004
4.00%, 8/15/2041	106,332	110,315
3.50%, 9/15/2041	115,449	117,994
5.50%, 9/20/2041	148,380	162,522
3.50%, 11/20/2041	94,296	96,328
3.50%, 1/15/2042	28,095	28,714
5.50%, 2/20/2042	34,417	37,567
4.50%, 3/15/2042	144,976	152,661
3.50%, 4/20/2042	149,701	152,795
3.00%, 5/15/2042	86,615	86,506
3.50%, 6/15/2042	189,594	193,761
3.50%, 8/20/2042	49,629	50,645
3.00%, 9/15/2042	211,412	211,636
3.00%, 12/20/2042	119,173	119,162
3.50%, 12/20/2042	18,655	19,002
3.00%, 2/20/2043	82,858	82,879
5.50%, 2/20/2043	21,749	23,834
2.50%, 3/20/2043	98,324	96,783
3.00%, 3/20/2043	104,714	104,741
3.00%, 4/15/2043	85,894	85,985
3.00%, 5/15/2043	233,575	233,966
2.50%, 5/20/2043	140,322	138,125
3.50%, 6/15/2043	271,119	277,071
3.00%, 9/20/2043	133,883	133,877
3.50%, 10/20/2043	265,772	271,216
5.00%, 12/20/2043	102,588	109,700
5.00%, 1/20/2044	7,305	7,810
5.50%, 4/20/2044	96,911	106,207
4.00%, 7/15/2044	94,319	97,906
3.50%, 8/20/2044	108,459	110,582
4.00%, 9/15/2044	45,726	47,167
3.50%, 10/15/2044	78,936	80,293
3.50%, 10/20/2044	18,179	18,529
2.50%, 11/20/2044	110,397	108,675
4.00%, 12/15/2044	70,911	73,146
3.00%, 12/20/2044	57,279	57,372
3.50%, 12/20/2044	55,956	57,021
3.50%, 1/15/2045	242,087	246,421

Investments	Principal Amount	Value
3.00%, 1/20/2045	$112,809	$112,803
3.50%, 2/20/2045	74,749	76,161
3.00%, 3/20/2045	88,265	88,261
3.50%, 5/15/2045	88,078	89,593
3.00%, 7/15/2045	344,766	344,334
3.00%, 12/20/2045	136,890	136,883
3.50%, 12/20/2045	149,726	152,559
3.00%, 1/20/2046	189,173	189,398
4.00%, 3/15/2046	173,997	179,527
4.00%, 3/20/2046	220,349	228,163
3.50%, 4/20/2046	133,710	136,237
4.00%, 5/20/2046	99,313	102,714
4.00%, 7/15/2046	115,856	120,178
3.00%, 9/20/2046	150,993	151,078
3.00%, 12/20/2046	156,447	156,439
4.50%, 11/15/2047	351,106	370,827
5.00%, 2/20/2048	360,284	377,604
5.00%, 4/20/2048	170,734	178,762
5.50%, 11/20/2048	544,671	575,553
Total Mortgage-Backed Securities (Cost $50,877,318)		50,685,543

Total Investments – 99.2% (Cost $50,877,318)		50,685,543

Other Assets Less Liabilities – 0.8%		403,197
NET ASSETS – 100.0%		$51,088,740

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,786
Aggregate gross unrealized depreciation	(481,577)
Net unrealized depreciation	$(193,791)
Federal income tax cost	$50,879,334

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.8%

Aerospace & Defense – 1.6%

General Dynamics Corp.
3.75%, 5/15/2028	$100,000	$105,141

Lockheed Martin Corp.
3.35%, 9/15/2021	155,000	157,520
3.55%, 1/15/2026	70,000	71,942

Northrop Grumman Corp.
2.93%, 1/15/2025	400,000	396,032

Rockwell Collins, Inc.
3.50%, 3/15/2027	200,000	198,367

United Technologies Corp.
3.10%, 6/1/2022	500,000	503,681
3.13%, 5/4/2027	200,000	196,960
		1,629,643

Air Freight & Logistics – 0.4%

FedEx Corp.
3.40%, 1/14/2022	200,000	202,830
3.20%, 2/1/2025	130,000	131,235

United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	79,602
		413,667

Automobiles – 0.3%

General Motors Co.
4.88%, 10/2/2023	300,000	316,230

Banks – 29.5%

Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	247,906

Banco Santander SA
3.13%, 2/23/2023	400,000	399,304

Bank of America Corp.
2.50%, 10/21/2022	700,000	690,886
3.30%, 1/11/2023	400,000	405,311
3.12%, 1/20/2023(a)	250,000	250,852
3.00%, 12/20/2023(a)	500,000	498,206
4.20%, 8/26/2024	320,000	332,228
4.00%, 1/22/2025	255,000	261,441
3.88%, 8/1/2025	600,000	621,574
3.50%, 4/19/2026	200,000	201,986

Investments	Principal Amount	Value

Banks – (continued)
3.82%, 1/20/2028(a)	$500,000	$509,043
3.71%, 4/24/2028(a)	175,000	176,283
3.42%, 12/20/2028(a)	200,000	196,563
3.97%, 3/5/2029(a)	250,000	255,808
4.27%, 7/23/2029(a)	600,000	627,585

Bank of Montreal
4.34%, 10/5/2028(a)	300,000	307,957

Bank of Nova Scotia (The)
4.50%, 12/16/2025	100,000	104,969

Barclays plc
3.20%, 8/10/2021	200,000	199,946
3.65%, 3/16/2025	200,000	197,017
4.38%, 1/12/2026	200,000	203,706
4.84%, 5/9/2028	200,000	200,713

BB&T Corp.
2.85%, 10/26/2024	150,000	149,887

Citibank NA
3.40%, 7/23/2021	250,000	253,732

Citigroup, Inc.
2.70%, 3/30/2021	425,000	424,562
2.90%, 12/8/2021	500,000	500,524
4.50%, 1/14/2022	150,000	156,211
4.05%, 7/30/2022	100,000	103,286
3.50%, 5/15/2023	250,000	252,995
3.30%, 4/27/2025	200,000	201,044
4.40%, 6/10/2025	325,000	339,237
3.40%, 5/1/2026	200,000	200,075
3.20%, 10/21/2026	250,000	245,035
4.45%, 9/29/2027	200,000	207,738
3.89%, 1/10/2028(a)	200,000	204,010
3.67%, 7/24/2028(a)	155,000	155,551
4.13%, 7/25/2028	200,000	203,295
3.52%, 10/27/2028(a)	250,000	246,963
4.07%, 4/23/2029(a)	150,000	154,081

Citizens Bank NA
2.55%, 5/13/2021	250,000	248,922

Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	61,913

Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/2021	250,000	252,713
3.80%, 9/15/2022	250,000	255,339
3.75%, 3/26/2025	250,000	253,171

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Discover Bank
3.20%, 8/9/2021	$250,000	$251,462

Fifth Third Bancorp
3.50%, 3/15/2022	295,000	300,779

Fifth Third Bank
3.85%, 3/15/2026	200,000	205,092

HSBC Holdings plc
2.95%, 5/25/2021	350,000	350,833
4.00%, 3/30/2022	510,000	525,916
4.25%, 8/18/2025	300,000	308,346
3.90%, 5/25/2026	200,000	204,098
4.29%, 9/12/2026(a)	250,000	260,613
4.04%, 3/13/2028(a)	200,000	203,868

Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	207,967

ING Groep NV
4.55%, 10/2/2028	200,000	210,562

JPMorgan Chase & Co.
3.38%, 5/1/2023	520,000	527,408
3.56%, 4/23/2024(a)	100,000	101,688
3.13%, 1/23/2025	230,000	230,316
3.90%, 7/15/2025	250,000	259,441
3.30%, 4/1/2026	470,000	470,315
3.20%, 6/15/2026	700,000	696,139
2.95%, 10/1/2026	450,000	440,790
4.13%, 12/15/2026	125,000	129,527
4.25%, 10/1/2027	125,000	130,408
3.78%, 2/1/2028(a)	875,000	890,429
4.20%, 7/23/2029(a)	350,000	365,393
4.45%, 12/5/2029(a)	350,000	372,667

Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	200,586
4.38%, 3/22/2028	200,000	207,144
3.57%, 11/7/2028(a)	200,000	195,312

Mitsubishi UFJ Financial Group, Inc.
2.19%, 9/13/2021	500,000	492,385
2.67%, 7/25/2022	450,000	446,691
3.85%, 3/1/2026	200,000	207,369
3.68%, 2/22/2027	350,000	359,240
3.29%, 7/25/2027	150,000	149,909
3.74%, 3/7/2029	200,000	205,247

Mizuho Financial Group, Inc.
2.95%, 2/28/2022	400,000	400,468
4.02%, 3/5/2028	400,000	421,021

Investments	Principal Amount	Value

Banks – (continued)

National Australia Bank Ltd.
1.88%, 7/12/2021	$250,000	$245,525
2.80%, 1/10/2022	250,000	250,151

PNC Bank NA
3.50%, 6/8/2023	250,000	256,663

PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	386,552
3.90%, 4/29/2024	50,000	51,994
3.15%, 5/19/2027	250,000	250,022

Royal Bank of Canada
2.75%, 2/1/2022	100,000	100,281
4.65%, 1/27/2026	200,000	213,193

Santander Holdings USA, Inc.
4.50%, 7/17/2025	200,000	208,672

Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	196,556

Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	482,000	474,357
2.78%, 7/12/2022	400,000	399,258
3.78%, 3/9/2026	250,000	257,817
2.63%, 7/14/2026	600,000	575,150
3.36%, 7/12/2027	350,000	351,655

SunTrust Bank
3.53%, 10/26/2021(a)	100,000	101,056
3.30%, 5/15/2026	200,000	198,092

US Bancorp
Series X, 3.15%, 4/27/2027	150,000	150,634

Wells Fargo & Co.
4.60%, 4/1/2021	100,000	103,357
3.50%, 3/8/2022	400,000	406,796
2.63%, 7/22/2022	300,000	297,561
3.07%, 1/24/2023	250,000	250,595
4.48%, 1/16/2024	225,000	236,914
3.55%, 9/29/2025	200,000	203,955
4.10%, 6/3/2026	500,000	512,327
3.58%, 5/22/2028(a)	250,000	251,196

Westpac Banking Corp.
2.75%, 1/11/2023	200,000	198,949
2.85%, 5/13/2026	150,000	146,044
3.40%, 1/25/2028	400,000	405,655
4.32%, 11/23/2031(a)	100,000	100,434
		30,670,408

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – 1.2%

Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/2023	$180,000	$182,534

Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	156,889
4.40%, 11/15/2025	300,000	317,281

Diageo Capital plc
2.63%, 4/29/2023	100,000	99,853

PepsiCo, Inc.
3.10%, 7/17/2022	200,000	203,404
2.38%, 10/6/2026	300,000	288,186
		1,248,147

Biotechnology – 3.3%

AbbVie, Inc.
2.90%, 11/6/2022	250,000	249,435
3.20%, 11/6/2022	240,000	242,257
3.60%, 5/14/2025	150,000	151,009
3.20%, 5/14/2026	100,000	97,109
4.25%, 11/14/2028	400,000	409,863

Amgen, Inc.
3.88%, 11/15/2021	250,000	256,076
2.70%, 5/1/2022	370,000	368,374
3.63%, 5/22/2024	100,000	102,784

Celgene Corp.
2.25%, 8/15/2021	150,000	147,862
3.25%, 2/20/2023	200,000	201,366
3.63%, 5/15/2024	300,000	305,096
3.90%, 2/20/2028	200,000	204,599

Gilead Sciences, Inc.
3.70%, 4/1/2024	350,000	361,460
3.50%, 2/1/2025	225,000	229,428
2.95%, 3/1/2027	100,000	97,237
		3,423,955

Capital Markets – 11.3%

Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	300,000	299,304
2.05%, 5/3/2021	300,000	296,596
Series 0012, 3.65%, 2/4/2024	300,000	310,097
3.40%, 1/29/2028	150,000	152,756

BlackRock, Inc.
3.20%, 3/15/2027	100,000	100,884

Investments	Principal Amount	Value

Capital Markets – (continued)

Charles Schwab Corp. (The)
3.20%, 1/25/2028	$100,000	$99,656

Deutsche Bank AG
3.70%, 5/30/2024	295,000	285,627

Goldman Sachs Group, Inc. (The)
5.25%, 7/27/2021	200,000	210,353
5.75%, 1/24/2022	1,135,000	1,217,838
3.00%, 4/26/2022	400,000	400,394
3.63%, 1/22/2023	300,000	306,176
4.00%, 3/3/2024	210,000	217,234
3.85%, 7/8/2024	700,000	717,819
3.50%, 1/23/2025	255,000	256,487
3.27%, 9/29/2025(a)	500,000	494,451
3.85%, 1/26/2027	150,000	151,234
3.69%, 6/5/2028(a)	250,000	247,849
3.81%, 4/23/2029(a)	500,000	496,947
4.22%, 5/1/2029(a)	400,000	408,956

Morgan Stanley
2.63%, 11/17/2021	400,000	398,553
2.75%, 5/19/2022	1,600,000	1,592,556
3.75%, 2/25/2023	200,000	205,505
4.00%, 7/23/2025	200,000	208,103
5.00%, 11/24/2025	700,000	757,226
3.88%, 1/27/2026	200,000	205,138
4.35%, 9/8/2026	400,000	415,477
3.77%, 1/24/2029(a)	1,000,000	1,009,901

State Street Corp.
3.10%, 5/15/2023	200,000	201,970
3.55%, 8/18/2025	100,000	103,615
		11,768,702

Chemicals – 0.8%

Dow Chemical Co. (The)
4.13%, 11/15/2021	100,000	102,830

Ecolab, Inc.
2.70%, 11/1/2026	200,000	194,774

LYB International Finance BV
4.00%, 7/15/2023	243,000	250,927

LYB International Finance II BV
3.50%, 3/2/2027	187,000	182,177

Sherwin-Williams Co. (The)
2.75%, 6/1/2022	150,000	149,234
		879,942

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – 0.4%

Republic Services, Inc.
3.55%, 6/1/2022	$200,000	$204,174
3.95%, 5/15/2028	100,000	104,492

Waste Management, Inc.
3.13%, 3/1/2025	105,000	106,069
		414,735

Communications Equipment – 0.4%

Cisco Systems, Inc.
1.85%, 9/20/2021	200,000	196,907
2.95%, 2/28/2026	100,000	99,784

Motorola Solutions, Inc.
3.75%, 5/15/2022	100,000	102,470
		399,161

Consumer Finance – 4.9%

AerCap Ireland Capital DAC
5.00%, 10/1/2021	150,000	156,044
3.95%, 2/1/2022	200,000	202,961
3.88%, 1/23/2028	200,000	192,151

American Express Co.
2.50%, 8/1/2022	200,000	197,838
3.00%, 10/30/2024	450,000	450,058
3.63%, 12/5/2024	390,000	402,348

American Honda Finance Corp.
1.70%, 9/9/2021	155,000	152,045

Capital One Financial Corp.
3.50%, 6/15/2023	200,000	203,944
3.20%, 2/5/2025	750,000	742,357
4.20%, 10/29/2025	300,000	309,099
3.75%, 7/28/2026	150,000	147,784
3.75%, 3/9/2027	100,000	99,243

Caterpillar Financial Services Corp.
3.45%, 5/15/2023	200,000	205,601

Discover Financial Services
4.10%, 2/9/2027	150,000	150,584

General Motors Financial Co., Inc.
3.20%, 7/6/2021	350,000	349,904
4.38%, 9/25/2021	300,000	307,496
4.35%, 1/17/2027	450,000	450,202

Synchrony Financial
4.25%, 8/15/2024	150,000	152,019

Investments	Principal Amount	Value

Consumer Finance – (continued)

Toyota Motor Credit Corp.
1.90%, 4/8/2021	$200,000	$197,498
		5,069,176

Containers & Packaging – 0.2%

International Paper Co.
3.65%, 6/15/2024	200,000	204,547

Diversified Financial Services – 1.4%

Berkshire Hathaway, Inc.
3.13%, 3/15/2026	130,000	130,822

Jefferies Financial Group, Inc.
5.50%, 10/18/2023	200,000	210,514

Shell International Finance BV
3.25%, 5/11/2025	200,000	203,947
2.88%, 5/10/2026	175,000	173,706
3.88%, 11/13/2028	200,000	211,445

Synchrony Bank
3.65%, 5/24/2021	250,000	253,168
3.00%, 6/15/2022	250,000	248,323
		1,431,925

Diversified Telecommunication Services – 1.7%

AT&T, Inc.
3.00%, 2/15/2022	200,000	201,322
3.20%, 3/1/2022	100,000	101,044
3.40%, 5/15/2025	150,000	150,803

Verizon Communications, Inc.
5.15%, 9/15/2023	550,000	602,229
3.50%, 11/1/2024	200,000	204,958
2.63%, 8/15/2026	100,000	96,059
4.13%, 3/16/2027	400,000	422,211
		1,778,626

Electric Utilities – 2.0%

Duke Energy Corp.
1.80%, 9/1/2021	300,000	293,454
3.15%, 8/15/2027	200,000	196,633

Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	150,152

Exelon Corp.
3.50%, 6/1/2022(b)	400,000	405,789

Southern Co. (The)
2.95%, 7/1/2023	300,000	299,807
3.25%, 7/1/2026	100,000	98,727

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	$200,000	$209,781

Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	49,961
Series A, 3.50%, 3/15/2027	100,000	102,280
Series A, 3.80%, 4/1/2028	200,000	207,863

Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	104,373
		2,118,820

Energy Equipment & Services – 0.3%

Halliburton Co.
3.50%, 8/1/2023	200,000	203,682
3.80%, 11/15/2025	75,000	76,785
		280,467

Entertainment – 0.4%

TWDC Enterprises 18 Corp.
3.00%, 2/13/2026	160,000	160,391
1.85%, 7/30/2026	100,000	92,678

Walt Disney Co. (The)
3.70%, 10/15/2025(c)	100,000	104,382

Warner Media LLC
3.40%, 6/15/2022	100,000	101,617
		459,068

Equity Real Estate Investment Trusts (REITs) – 3.9%

American Tower Corp.
3.45%, 9/15/2021	145,000	147,156
3.50%, 1/31/2023	250,000	254,000
3.38%, 10/15/2026	300,000	296,179
3.60%, 1/15/2028	50,000	49,349

Boston Properties LP
3.85%, 2/1/2023	250,000	258,013
3.65%, 2/1/2026	255,000	257,652

Brixmor Operating Partnership LP
3.88%, 8/15/2022	200,000	202,727

Crown Castle International Corp.
4.88%, 4/15/2022	250,000	263,655
5.25%, 1/15/2023	200,000	214,849

Digital Realty Trust LP
3.95%, 7/1/2022	74,000	76,108

Investments	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

ERP Operating LP
4.63%, 12/15/2021	$200,000	$208,571

GLP Capital LP
5.38%, 4/15/2026	200,000	211,712

HCP, Inc.
4.25%, 11/15/2023	350,000	365,409

Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	254,911

Realty Income Corp.
3.65%, 1/15/2028	250,000	255,620

Simon Property Group LP
3.75%, 2/1/2024	120,000	124,429
3.38%, 10/1/2024	200,000	204,187

Ventas Realty LP
3.50%, 2/1/2025	50,000	50,328
4.00%, 3/1/2028	150,000	152,102

Welltower, Inc.
3.75%, 3/15/2023	30,000	30,804
4.25%, 4/1/2026	150,000	155,313
		4,033,074

Food & Staples Retailing – 1.2%

Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	75,384

Kroger Co. (The)
3.85%, 8/1/2023	100,000	102,922

Sysco Corp.
3.75%, 10/1/2025	200,000	206,573

Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	305,000	307,691

Walmart, Inc.
3.70%, 6/26/2028	550,000	576,599
		1,269,169

Food Products – 0.8%

General Mills, Inc.
4.00%, 4/17/2025	250,000	260,329

Tyson Foods, Inc.
4.50%, 6/15/2022	124,000	129,580
3.55%, 6/2/2027	100,000	99,277

Unilever Capital Corp.
2.90%, 5/5/2027	200,000	196,869
3.50%, 3/22/2028	100,000	102,442
		788,497

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Equipment & Supplies – 0.8%

Abbott Laboratories
2.90%, 11/30/2021	$200,000	$201,025

Becton Dickinson and Co.
3.73%, 12/15/2024	100,000	101,678

Medtronic, Inc.
3.50%, 3/15/2025	350,000	360,953

Stryker Corp.
3.65%, 3/7/2028	150,000	153,053
		816,709

Health Care Providers & Services – 1.7%

Anthem, Inc.
3.30%, 1/15/2023	100,000	100,931
3.50%, 8/15/2024	100,000	101,288

CVS Health Corp.
3.50%, 7/20/2022	200,000	202,539

Express Scripts Holding Co.
3.90%, 2/15/2022	350,000	358,717

Laboratory Corp. of America Holdings
3.20%, 2/1/2022	100,000	100,566
3.25%, 9/1/2024	200,000	199,321

UnitedHealth Group, Inc.
2.38%, 10/15/2022	250,000	246,855
3.75%, 7/15/2025	75,000	78,131
3.10%, 3/15/2026	350,000	350,879
3.88%, 12/15/2028	55,000	57,498
		1,796,725

Hotels, Restaurants & Leisure – 1.3%

Marriott International, Inc.
2.30%, 1/15/2022	80,000	78,734

McDonald’s Corp.
2.63%, 1/15/2022	150,000	149,872
3.38%, 5/26/2025	125,000	127,339
3.80%, 4/1/2028	150,000	154,849

Sands China Ltd.
5.13%, 8/8/2025	400,000	422,547

Starbucks Corp.
3.10%, 3/1/2023	200,000	202,142
3.50%, 3/1/2028	200,000	202,251
		1,337,734

Investments	Principal Amount	Value

Household Products – 0.2%

Procter & Gamble Co. (The)
3.10%, 8/15/2023	$150,000	$153,084

Industrial Conglomerates – 0.4%

3M Co.
2.25%, 9/19/2026	100,000	95,847

Honeywell International, Inc.
1.85%, 11/1/2021	80,000	78,840

Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	202,125
		376,812

Insurance – 1.3%

American International Group, Inc.
3.90%, 4/1/2026	100,000	101,251
4.25%, 3/15/2029	250,000	255,027

Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	273,474

Marsh & McLennan Cos., Inc.
2.75%, 1/30/2022	200,000	199,985
3.50%, 3/10/2025	75,000	76,804
4.38%, 3/15/2029	200,000	213,754

MetLife, Inc.
3.00%, 3/1/2025	100,000	101,103

Prudential Financial, Inc.
5.20%, 3/15/2044(a)	10,000	10,189
5.70%, 9/15/2048(a)	150,000	155,638
		1,387,225

Interactive Media & Services – 0.1%

Alphabet, Inc.
3.38%, 2/25/2024	100,000	103,486

Internet & Direct Marketing Retail – 0.9%

Alibaba Group Holding Ltd.
3.13%, 11/28/2021	200,000	201,329
3.60%, 11/28/2024	300,000	307,188

Amazon.com, Inc.
3.15%, 8/22/2027	300,000	302,282

eBay, Inc.
3.45%, 8/1/2024	120,000	121,346
		932,145

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

IT Services – 1.9%

Fidelity National Information Services, Inc.
3.50%, 4/15/2023	$100,000	$101,708
3.00%, 8/15/2026	100,000	96,967

Fiserv, Inc.
3.80%, 10/1/2023	250,000	258,294

International Business Machines Corp.
3.45%, 2/19/2026	450,000	458,345
3.30%, 1/27/2027	150,000	151,740

Total System Services, Inc.
4.00%, 6/1/2023	250,000	257,295

Visa, Inc.
2.80%, 12/14/2022	350,000	352,621
3.15%, 12/14/2025	200,000	203,109
2.75%, 9/15/2027	100,000	98,741
		1,978,820

Life Sciences Tools & Services – 0.3%

Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	300,000	300,691

Media – 2.0%

CBS Corp.
3.70%, 8/15/2024	300,000	306,605
2.90%, 1/15/2027	100,000	93,762

Charter Communications Operating LLC
4.46%, 7/23/2022	250,000	259,461

Comcast Corp.
3.13%, 7/15/2022	400,000	405,749
3.60%, 3/1/2024	300,000	309,195
3.95%, 10/15/2025	600,000	629,060

Omnicom Group, Inc.
3.60%, 4/15/2026	100,000	99,880
		2,103,712

Multiline Retail – 0.3%

Dollar Tree, Inc.
3.70%, 5/15/2023	300,000	305,143

Multi-Utilities – 0.9%

Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	100,000	99,565

CenterPoint Energy, Inc.
3.85%, 2/1/2024	250,000	256,458

Investments	Principal Amount	Value

Multi-Utilities – (continued)

DTE Energy Co.
3.80%, 3/15/2027	$100,000	$101,231

Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	198,281

Sempra Energy
3.40%, 2/1/2028	300,000	291,508
		947,043

Oil, Gas & Consumable Fuels – 8.3%

BP Capital Markets America, Inc.
3.25%, 5/6/2022	339,000	344,418
3.22%, 4/14/2024	300,000	302,935
3.12%, 5/4/2026	300,000	298,869
3.02%, 1/16/2027	150,000	147,112

BP Capital Markets plc
3.28%, 9/19/2027	350,000	349,559

Canadian Natural Resources Ltd.
3.80%, 4/15/2024	250,000	254,707

Chevron Corp.
2.95%, 5/16/2026	300,000	299,842

ConocoPhillips Co.
4.95%, 3/15/2026	300,000	333,188

Continental Resources, Inc.
4.50%, 4/15/2023	400,000	413,726

Energy Transfer Operating LP
4.65%, 6/1/2021	200,000	206,932
4.50%, 4/15/2024	300,000	313,478

Enterprise Products Operating LLC
2.85%, 4/15/2021	100,000	100,048
3.35%, 3/15/2023	430,000	435,768
3.75%, 2/15/2025	200,000	206,688
4.15%, 10/16/2028	100,000	105,369

EOG Resources, Inc.
4.15%, 1/15/2026	150,000	158,782

Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	160,558

Kinder Morgan Energy Partners LP
4.25%, 9/1/2024	500,000	521,696

Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	104,921

MPLX LP
3.38%, 3/15/2023	200,000	201,340
4.13%, 3/1/2027	350,000	354,104

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Occidental Petroleum Corp.
2.70%, 2/15/2023	$80,000	$78,901
3.40%, 4/15/2026	200,000	200,068

ONEOK Partners LP
4.90%, 3/15/2025	150,000	159,948

Plains All American Pipeline LP
3.65%, 6/1/2022	250,000	252,489
4.65%, 10/15/2025	50,000	52,281

Spectra Energy Partners LP
4.75%, 3/15/2024	600,000	641,960

Total Capital International SA
3.75%, 4/10/2024	180,000	187,502
3.46%, 2/19/2029	200,000	204,508

TransCanada PipeLines Ltd.
2.50%, 8/1/2022	600,000	592,245

Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/2026	150,000	187,749

Valero Energy Corp.
3.65%, 3/15/2025	200,000	203,309

Williams Cos., Inc. (The)
3.75%, 6/15/2027	250,000	250,935
		8,625,935

Pharmaceuticals – 3.2%

AstraZeneca plc
2.38%, 6/12/2022	400,000	394,638
3.38%, 11/16/2025	50,000	50,610

GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023	300,000	306,844
3.88%, 5/15/2028	200,000	209,581

Johnson & Johnson
2.63%, 1/15/2025	400,000	399,702

Merck & Co., Inc.
2.75%, 2/10/2025	365,000	364,220

Novartis Capital Corp.
3.40%, 5/6/2024	200,000	205,969
3.10%, 5/17/2027	100,000	100,360

Pfizer, Inc.
1.95%, 6/3/2021	150,000	148,573
3.00%, 12/15/2026	250,000	250,334

Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	350,000	345,552
3.20%, 9/23/2026	300,000	292,235

Investments	Principal Amount	Value

Pharmaceuticals – (continued)

Zoetis, Inc.
3.25%, 2/1/2023	$150,000	$151,311
3.00%, 9/12/2027	100,000	96,019
		3,315,948

Road & Rail – 1.0%

CSX Corp.
2.60%, 11/1/2026	150,000	143,620
3.25%, 6/1/2027	100,000	99,602
4.25%, 3/15/2029	200,000	213,594

Norfolk Southern Corp.
2.90%, 2/15/2023	250,000	250,729

Union Pacific Corp.
4.16%, 7/15/2022	100,000	103,961
3.95%, 9/10/2028	250,000	262,993
		1,074,499

Semiconductors & Semiconductor Equipment – 1.0%

Analog Devices, Inc.
3.50%, 12/5/2026	250,000	251,204

Intel Corp.
2.70%, 12/15/2022	200,000	200,722
2.60%, 5/19/2026	150,000	146,181

QUALCOMM, Inc.
3.00%, 5/20/2022	200,000	201,456
3.25%, 5/20/2027	250,000	248,813
		1,048,376

Software – 2.2%

Microsoft Corp.
2.38%, 2/12/2022	400,000	399,030
2.88%, 2/6/2024	200,000	202,068
2.70%, 2/12/2025	140,000	139,757
3.13%, 11/3/2025	150,000	153,381
2.40%, 8/8/2026	100,000	96,905

Oracle Corp.
2.63%, 2/15/2023	660,000	658,133
2.95%, 5/15/2025	200,000	199,231
2.65%, 7/15/2026	200,000	194,156
3.25%, 11/15/2027	200,000	201,309
		2,243,970

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialty Retail – 0.7%

Home Depot, Inc. (The)
2.63%, 6/1/2022	$200,000	$200,533
3.00%, 4/1/2026	130,000	130,702

Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	101,139
3.10%, 5/3/2027	300,000	292,937
		725,311

Technology Hardware, Storage & Peripherals – 1.9%

Apple, Inc.
2.50%, 2/9/2022	350,000	349,522
3.00%, 2/9/2024	225,000	227,294
3.45%, 5/6/2024	450,000	464,326
3.20%, 5/13/2025	250,000	254,974
2.90%, 9/12/2027	500,000	492,197

Hewlett Packard Enterprise Co.
4.40%, 10/15/2022(b)	200,000	209,291
		1,997,604

Tobacco – 1.9%

Altria Group, Inc.
3.49%, 2/14/2022	200,000	202,702
2.85%, 8/9/2022	160,000	159,188
4.00%, 1/31/2024	100,000	102,832
2.63%, 9/16/2026	160,000	148,606

Philip Morris International, Inc.
2.50%, 11/2/2022	300,000	297,035
2.75%, 2/25/2026	400,000	389,735

Reynolds American, Inc.
4.00%, 6/12/2022	650,000	665,295
		1,965,393

Trading Companies & Distributors – 0.5%

Air Lease Corp.
3.38%, 6/1/2021	105,000	105,720
3.00%, 9/15/2023	405,000	398,133
		503,853
Total Corporate Bonds (Cost $100,609,797)		102,638,177

Total Investments – 98.8% (Cost $100,609,797)		102,638,177

Other Assets Less Liabilities – 1.2%		1,222,529
NET ASSETS – 100.0%		$103,860,706
(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2019.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,125,375
Aggregate gross unrealized depreciation	(106,387)
Net unrealized appreciation	$2,018,988
Federal income tax cost	$100,619,189

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.4%

Aerospace & Defense – 2.9%

Harris Corp.
5.05%, 4/27/2045	$25,000	$27,730

Lockheed Martin Corp.
4.70%, 5/15/2046	150,000	167,822

Northrop Grumman Corp.
4.75%, 6/1/2043	125,000	135,776

Raytheon Co.
4.88%, 10/15/2040	20,000	23,152

United Technologies Corp.
5.70%, 4/15/2040	140,000	164,140
4.50%, 6/1/2042	205,000	213,108
4.05%, 5/4/2047	115,000	111,421
		843,149

Air Freight & Logistics – 1.5%

FedEx Corp.
3.90%, 2/1/2035	100,000	94,942
5.10%, 1/15/2044	65,000	68,424
4.75%, 11/15/2045	120,000	118,683

United Parcel Service, Inc.
3.75%, 11/15/2047	50,000	47,686
4.25%, 3/15/2049	100,000	102,979
		432,714

Automobiles – 0.9%

Daimler Finance North America LLC
8.50%, 1/18/2031	75,000	108,223

General Motors Co.
6.25%, 10/2/2043	150,000	158,363
		266,586

Banks – 9.9%

Bank of America Corp.
4.24%, 4/24/2038(a)	300,000	310,104
5.00%, 1/21/2044	95,000	107,945

Citigroup, Inc.
6.63%, 6/15/2032	250,000	310,218
8.13%, 7/15/2039	27,000	40,938
5.88%, 1/30/2042	40,000	49,769
5.30%, 5/6/2044	145,000	162,720
4.65%, 7/30/2045	105,000	112,664

Investments	Principal Amount	Value

Banks – (continued)
4.75%, 5/18/2046	$40,000	$42,118
4.28%, 4/24/2048(a)	70,000	72,572
4.65%, 7/23/2048	50,000	54,031

Fifth Third Bancorp
8.25%, 3/1/2038	30,000	42,339

HSBC Holdings plc
6.10%, 1/14/2042	175,000	229,137

JPMorgan Chase & Co.
6.40%, 5/15/2038	205,000	269,008
4.95%, 6/1/2045	265,000	295,203
4.26%, 2/22/2048(a)	250,000	256,861
3.90%, 1/23/2049(a)	120,000	116,611

Wells Fargo & Co.
5.38%, 11/2/2043	175,000	198,113
5.61%, 1/15/2044	135,000	158,166
		2,828,517

Beverages – 0.7%

Diageo Capital plc
5.88%, 9/30/2036	50,000	62,391

PepsiCo, Inc.
3.45%, 10/6/2046	135,000	129,635
		192,026

Biotechnology – 4.8%

AbbVie, Inc.
4.50%, 5/14/2035	80,000	78,387
4.40%, 11/6/2042	170,000	157,842
4.70%, 5/14/2045	200,000	191,911

Amgen, Inc.
6.38%, 6/1/2037	20,000	24,695
5.15%, 11/15/2041	65,000	69,937
4.40%, 5/1/2045	150,000	147,557
4.66%, 6/15/2051	80,000	80,946

Biogen, Inc.
5.20%, 9/15/2045	95,000	101,340

Celgene Corp.
5.00%, 8/15/2045	200,000	215,445

Gilead Sciences, Inc.
4.75%, 3/1/2046	150,000	157,014
4.15%, 3/1/2047	160,000	153,338
		1,378,412

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Building Products – 0.4%

Johnson Controls International plc
5.13%, 9/14/2045	$100,000	$104,009

Capital Markets – 5.9%

CME Group, Inc.
5.30%, 9/15/2043	30,000	36,366

Credit Suisse USA, Inc.
7.13%, 7/15/2032	75,000	101,537

Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	195,000	240,983
4.02%, 10/31/2038(a)	150,000	145,850
6.25%, 2/1/2041	220,000	276,407
5.15%, 5/22/2045	200,000	214,287
4.75%, 10/21/2045	115,000	122,833

Morgan Stanley
6.38%, 7/24/2042	90,000	117,949
4.30%, 1/27/2045	170,000	174,696
4.38%, 1/22/2047	200,000	208,073

Raymond James Financial, Inc.
4.95%, 7/15/2046	50,000	52,610
		1,691,591

Chemicals – 1.1%

Eastman Chemical Co.
4.80%, 9/1/2042	50,000	50,559

International Flavors & Fragrances, Inc.
4.38%, 6/1/2047	50,000	48,079

LYB International Finance BV
4.88%, 3/15/2044	150,000	149,541

Praxair, Inc.
3.55%, 11/7/2042	10,000	9,585

Sherwin-Williams Co. (The)
4.50%, 6/1/2047	50,000	49,682
		307,446

Communications Equipment – 0.4%

Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	130,226

Containers & Packaging – 0.1%

Sonoco Products Co.
5.75%, 11/1/2040	25,000	27,390

Investments	Principal Amount	Value

Diversified Financial Services – 0.9%

Shell International Finance BV
6.38%, 12/15/2038	$100,000	$133,545
4.38%, 5/11/2045	125,000	135,233
		268,778

Diversified Telecommunication Services – 9.3%

AT&T, Inc.
4.50%, 5/15/2035	50,000	50,286
5.35%, 9/1/2040	100,000	107,050
4.30%, 12/15/2042	400,000	378,327

Bell Canada, Inc.
4.46%, 4/1/2048	50,000	51,358

British Telecommunications plc
9.63%, 12/15/2030(b)	95,000	137,361

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	180,000	251,826

Orange SA
9.00%, 3/1/2031(b)	90,000	131,958

Verizon Communications, Inc.
4.27%, 1/15/2036	175,000	179,346
5.25%, 3/16/2037	230,000	262,156
4.75%, 11/1/2041	230,000	247,726
4.86%, 8/21/2046	135,000	147,080
5.50%, 3/16/2047	270,000	321,856
5.01%, 8/21/2054	350,000	391,745
		2,658,075

Electric Utilities – 3.8%

Alabama Power Co.
Series A, 4.30%, 7/15/2048	150,000	158,903

Appalachian Power Co.
7.00%, 4/1/2038	35,000	47,031

Commonwealth Edison Co.
5.90%, 3/15/2036	125,000	154,980

Duke Energy Carolinas LLC
3.95%, 3/15/2048	150,000	151,539

Duke Energy Corp.
3.95%, 8/15/2047	150,000	143,716

FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	60,000	79,382

Florida Power & Light Co.
4.13%, 2/1/2042	85,000	88,876

Public Service Electric & Gas Co.
3.80%, 3/1/2046	50,000	49,815

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

South Carolina Electric & Gas Co.
6.05%, 1/15/2038	$75,000	$92,953

Virginia Electric & Power Co.
Series D, 4.65%, 8/15/2043	100,000	108,972
		1,076,167

Electrical Equipment – 0.1%

Eaton Corp.
4.15%, 11/2/2042	35,000	35,025

Electronic Equipment, Instruments & Components – 0.2%

Corning, Inc.
4.75%, 3/15/2042	50,000	51,421

Energy Equipment & Services – 0.9%

Halliburton Co.
4.85%, 11/15/2035	260,000	272,897

Entertainment – 1.4%

NBCUniversal Media LLC
5.95%, 4/1/2041	115,000	142,151
4.45%, 1/15/2043	165,000	171,672

Walt Disney Co. (The)
6.20%, 12/15/2034(c)	75,000	97,460
		411,283

Equity Real Estate Investment Trusts (REITs) – 0.8%

ERP Operating LP
4.50%, 7/1/2044	25,000	27,171

Federal Realty Investment Trust
4.50%, 12/1/2044	30,000	31,380

Simon Property Group LP
4.75%, 3/15/2042	85,000	94,506

Welltower, Inc.
4.95%, 9/1/2048	15,000	15,932

Weyerhaeuser Co.
7.38%, 3/15/2032	40,000	53,678
		222,667

Food & Staples Retailing – 1.4%

Sysco Corp.
4.85%, 10/1/2045	40,000	42,874

Walgreen Co.
4.40%, 9/15/2042	105,000	93,233

Investments	Principal Amount	Value

Food & Staples Retailing – (continued)

Walmart, Inc.
6.50%, 8/15/2037	$100,000	$136,799
4.05%, 6/29/2048	125,000	131,697
		404,603

Food Products – 1.0%

Archer-Daniels-Midland Co.
4.50%, 3/15/2049	50,000	54,544

Kellogg Co.
Series B, 7.45%, 4/1/2031	50,000	64,480

Mead Johnson Nutrition Co.
4.60%, 6/1/2044	35,000	38,185

Tyson Foods, Inc.
4.88%, 8/15/2034	100,000	106,247

Unilever Capital Corp.
5.90%, 11/15/2032	25,000	31,241
		294,697

Gas Utilities – 0.7%

Atmos Energy Corp.
4.13%, 10/15/2044	50,000	51,583

Dominion Energy Gas Holdings LLC
4.60%, 12/15/2044	50,000	51,615

Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	100,000	106,030
		209,228

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories
4.90%, 11/30/2046	100,000	114,166

Koninklijke Philips NV
5.00%, 3/15/2042	40,000	44,578

Medtronic, Inc.
4.38%, 3/15/2035	145,000	156,365

Stryker Corp.
4.63%, 3/15/2046	40,000	42,948
		358,057

Health Care Providers & Services – 0.7%

AmerisourceBergen Corp.
4.25%, 3/1/2045	50,000	44,164

Humana, Inc.
4.95%, 10/1/2044	15,000	15,612

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

Laboratory Corp. of America Holdings
4.70%, 2/1/2045	$50,000	$48,762

UnitedHealth Group, Inc.
4.45%, 12/15/2048	100,000	106,261
		214,799

Hotels, Restaurants & Leisure – 1.6%

McDonald’s Corp.
6.30%, 3/1/2038	185,000	230,456
4.88%, 12/9/2045	150,000	162,117

Starbucks Corp.
3.75%, 12/1/2047	75,000	67,685
		460,258

Household Products – 0.2%

Kimberly-Clark Corp.
6.63%, 8/1/2037	50,000	66,791

Industrial Conglomerates – 0.3%

3M Co.
3.63%, 10/15/2047	50,000	48,560

Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	25,000	29,397
		77,957

Insurance – 3.6%

Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	16,526

American International Group, Inc.
3.88%, 1/15/2035	130,000	120,656
4.50%, 7/16/2044	40,000	39,130

Aon plc
4.60%, 6/14/2044	65,000	66,591

Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	75,000	93,107

Chubb Corp. (The)
6.00%, 5/11/2037	65,000	82,837

Manulife Financial Corp.
5.38%, 3/4/2046	35,000	41,383

Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	75,000	76,304
4.90%, 3/15/2049	75,000	82,896

Investments	Principal Amount	Value

Insurance – (continued)

MetLife, Inc.
6.40%, 12/15/2036	$70,000	$77,582
4.13%, 8/13/2042	80,000	81,405
4.60%, 5/13/2046	55,000	59,983

Principal Financial Group, Inc.
6.05%, 10/15/2036	30,000	36,111

Prudential Financial, Inc.
3.94%, 12/7/2049	50,000	48,986

Travelers Cos., Inc. (The)
4.05%, 3/7/2048	100,000	102,958
		1,026,455

Internet & Direct Marketing Retail – 1.7%

Alibaba Group Holding Ltd.
4.00%, 12/6/2037	300,000	292,529

Amazon.com, Inc.
4.25%, 8/22/2057	150,000	158,961

eBay, Inc.
4.00%, 7/15/2042	40,000	35,287
		486,777

IT Services – 1.0%

Fidelity National Information Services, Inc.
4.75%, 5/15/2048	50,000	51,418

International Business Machines Corp.
5.88%, 11/29/2032	125,000	154,077

Visa, Inc.
4.30%, 12/14/2045	80,000	87,403
		292,898

Life Sciences Tools & Services – 0.2%

Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	50,000	49,421

Machinery – 0.2%

Fortive Corp.
4.30%, 6/15/2046	30,000	29,291

Illinois Tool Works, Inc.
3.90%, 9/1/2042	30,000	31,040
		60,331

Media – 3.4%

CBS Corp.
4.60%, 1/15/2045	100,000	96,699

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

Comcast Corp.
4.60%, 10/15/2038	$500,000	$539,073
3.40%, 7/15/2046	165,000	146,745
4.00%, 11/1/2049	200,000	194,975
		977,492

Metals & Mining – 1.4%

BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	50,000	58,105

Newmont Goldcorp Corp.
5.88%, 4/1/2035	150,000	171,610

Nucor Corp.
4.40%, 5/1/2048	75,000	77,474

Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	88,839
		396,028

Multi-Utilities – 2.8%

Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	130,000	149,823
4.50%, 2/1/2045	110,000	116,519

Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	131,000	139,416
4.50%, 5/15/2058	150,000	156,695

Dominion Energy, Inc.
Series B, 5.95%, 6/15/2035	155,000	180,270

Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	50,000	46,708
		789,431

Oil, Gas & Consumable Fuels – 9.1%

Apache Corp.
6.00%, 1/15/2037	70,000	77,280
4.75%, 4/15/2043	100,000	96,023

Canadian Natural Resources Ltd.
6.25%, 3/15/2038	100,000	120,270

Concho Resources, Inc.
4.88%, 10/1/2047	50,000	53,032

ConocoPhillips
5.90%, 10/15/2032	140,000	173,426

Devon Energy Corp.
5.60%, 7/15/2041	100,000	110,879

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Enterprise Products Operating LLC
5.95%, 2/1/2041	$125,000	$148,628
4.85%, 3/15/2044	150,000	158,961
4.25%, 2/15/2048	100,000	98,208

Exxon Mobil Corp.
4.11%, 3/1/2046	75,000	79,961

Kinder Morgan, Inc.
5.55%, 6/1/2045	225,000	245,448

Magellan Midstream Partners LP
5.15%, 10/15/2043	20,000	21,749
4.20%, 10/3/2047	80,000	77,262

Marathon Petroleum Corp.
6.50%, 3/1/2041	80,000	97,416

MPLX LP
5.50%, 2/15/2049	50,000	54,059

Occidental Petroleum Corp.
4.63%, 6/15/2045	100,000	102,470

ONEOK Partners LP
6.13%, 2/1/2041	60,000	67,352

Petro-Canada
5.95%, 5/15/2035	120,000	143,450

Phillips 66
5.88%, 5/1/2042	155,000	186,061
4.88%, 11/15/2044	50,000	53,784

Phillips 66 Partners LP
4.90%, 10/1/2046	30,000	30,393

Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	96,771

Suncor Energy, Inc.
4.00%, 11/15/2047	135,000	132,063

TransCanada PipeLines Ltd.
4.63%, 3/1/2034	50,000	52,024

Valero Energy Corp.
6.63%, 6/15/2037	105,000	128,882
		2,605,852

Pharmaceuticals – 4.4%

AstraZeneca plc
6.45%, 9/15/2037	50,000	63,572
4.38%, 11/16/2045	135,000	139,383

Eli Lilly & Co.
3.70%, 3/1/2045	30,000	29,164
4.15%, 3/15/2059	100,000	102,762

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)

GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	$35,000	$41,916
6.38%, 5/15/2038	50,000	65,946

Johnson & Johnson
3.63%, 3/3/2037	100,000	100,881
3.70%, 3/1/2046	120,000	120,159

Merck & Co., Inc.
3.70%, 2/10/2045	55,000	53,997
4.00%, 3/7/2049	50,000	51,244

Novartis Capital Corp.
4.40%, 5/6/2044	75,000	82,472

Wyeth LLC
6.50%, 2/1/2034	240,000	316,005

Zoetis, Inc.
4.70%, 2/1/2043	90,000	95,816
		1,263,317

Road & Rail – 4.2%

Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	175,000	205,956

Canadian National Railway Co.
3.20%, 8/2/2046	50,000	46,416

CSX Corp.
6.15%, 5/1/2037	160,000	195,313
4.10%, 3/15/2044	115,000	113,980

Norfolk Southern Corp.
4.84%, 10/1/2041	165,000	180,915
3.94%, 11/1/2047	100,000	97,334

Union Pacific Corp.
4.05%, 3/1/2046	160,000	157,214
4.50%, 9/10/2048	50,000	53,079
4.30%, 3/1/2049	150,000	154,711
		1,204,918

Semiconductors & Semiconductor Equipment – 1.3%

Applied Materials, Inc.
5.85%, 6/15/2041	25,000	30,821
4.35%, 4/1/2047	80,000	83,675

Intel Corp.
3.73%, 12/8/2047	100,000	97,812

QUALCOMM, Inc.
4.80%, 5/20/2045	45,000	48,290
4.30%, 5/20/2047	115,000	116,496
		377,094

Investments	Principal Amount	Value

Software – 4.1%

Microsoft Corp.
3.50%, 2/12/2035	$235,000	$236,774
3.95%, 8/8/2056	205,000	209,659
4.50%, 2/6/2057	130,000	146,346

Oracle Corp.
6.13%, 7/8/2039	125,000	160,764
4.38%, 5/15/2055	395,000	412,138
		1,165,681

Specialty Retail – 1.5%

Home Depot, Inc. (The)
5.88%, 12/16/2036	195,000	246,639
3.50%, 9/15/2056	55,000	50,250

Lowe’s Cos., Inc.
4.05%, 5/3/2047	145,000	135,647
		432,536

Technology Hardware, Storage & Peripherals – 1.9%

Apple, Inc.
4.65%, 2/23/2046	345,000	383,804

Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	100,000	106,523

HP, Inc.
6.00%, 9/15/2041	40,000	42,523
		532,850

Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc.
3.63%, 5/1/2043	50,000	48,922

Tobacco – 2.4%

Altria Group, Inc.
4.25%, 8/9/2042	105,000	93,149
5.38%, 1/31/2044	145,000	147,827
5.95%, 2/14/2049	100,000	108,271

Philip Morris International, Inc.
6.38%, 5/16/2038	130,000	163,434
4.13%, 3/4/2043	95,000	90,284

Reynolds American, Inc.
5.70%, 8/15/2035	90,000	95,238
		698,203

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Trading Companies & Distributors – 0.1%

GATX Corp.
4.70%, 4/1/2029	$15,000	$15,736

Water Utilities – 0.3%

American Water Capital Corp.
4.20%, 9/1/2048	80,000	81,331

Wireless Telecommunication Services – 1.5%

America Movil SAB de CV
6.13%, 3/30/2040	150,000	187,399

Rogers Communications, Inc.
5.00%, 3/15/2044	115,000	126,639

Telefonica Europe BV
8.25%, 9/15/2030	50,000	67,451

Vodafone Group plc
7.88%, 2/15/2030	30,000	38,611
		420,100
Total Corporate Bonds (Cost $27,617,673)		28,210,142

ASSET-BACKED SECURITIES – 0.1%

Latam Airlines Pass-Through Trust A
Series 2015-1, Class A, 4.20%, 11/15/2027 (Cost $19,699)	20,293	20,209
Total Investments – 98.5% (Cost $27,637,372)		28,230,351

Other Assets Less Liabilities – 1.5%		427,512
NET ASSETS – 100.0%		$28,657,863
(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2019.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$783,222
Aggregate gross unrealized depreciation	(208,402)
Net unrealized appreciation	$574,820
Federal income tax cost	$27,655,531

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 96.8%

Aerospace & Defense – 2.3%

Arconic, Inc.
6.75%, 1/15/2028	$100,000	$106,839

Bombardier, Inc.
7.88%, 4/15/2027(a)	100,000	100,750

TransDigm UK Holdings plc
6.88%, 5/15/2026(a)	205,000	206,538

TransDigm, Inc.
6.00%, 7/15/2022	200,000	203,250
6.38%, 6/15/2026	240,000	241,500

Triumph Group, Inc.
4.88%, 4/1/2021	100,000	99,000
		957,877

Air Freight & Logistics – 0.2%

XPO Logistics, Inc.
6.13%, 9/1/2023(a)	100,000	102,500

Auto Components – 2.0%

Allison Transmission, Inc.
5.00%, 10/1/2024(a)	100,000	101,517

Dana Financing Luxembourg Sarl
6.50%, 6/1/2026(a)	130,000	136,662

Icahn Enterprises LP
6.38%, 12/15/2025	210,000	219,450

JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	80,000	82,000

Panther BF Aggregator 2 LP
8.50%, 5/15/2027(a)	300,000	310,950
		850,579

Banks – 0.9%

Societe Generale SA
7.38%, 9/13/2021(a) (b) (c)	160,000	166,800
8.00%, 9/29/2025(a) (b) (c)	195,000	211,502
		378,302

Building Products – 1.4%

Griffon Corp.
5.25%, 3/1/2022	160,000	160,600

NCI Building Systems, Inc.
8.00%, 4/15/2026(a)	160,000	149,800

Investments	Principal Amount	Value

Building Products – (continued)

PGT Escrow Issuer, Inc.
6.75%, 8/1/2026(a)	$80,000	$83,576

Standard Industries, Inc.
5.38%, 11/15/2024(a)	100,000	102,250
4.75%, 1/15/2028(a)	80,000	76,900
		573,126

Capital Markets – 1.4%

Credit Suisse Group AG
7.50%, 7/17/2023(a) (b) (c)	270,000	284,677

Deutsche Bank AG
4.30%, 5/24/2028(c)	200,000	181,888

Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	80,000	81,600

LPL Holdings, Inc.
5.75%, 9/15/2025(a)	30,000	30,600
		578,765

Chemicals – 2.3%

CF Industries, Inc.
5.15%, 3/15/2034	80,000	77,800

Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	100,000	97,750

FXI Holdings, Inc.
7.88%, 11/1/2024(a)	160,000	151,200

NOVA Chemicals Corp.
5.25%, 6/1/2027(a)	50,000	49,313

Rain CII Carbon LLC
7.25%, 4/1/2025(a)	100,000	95,000

SPCM SA
4.88%, 9/15/2025(a)	160,000	156,800

Starfruit Finco BV
8.00%, 10/1/2026(a)	150,000	154,320

TPC Group, Inc.
8.75%, 12/15/2020(a)	160,000	159,000
		941,183

Commercial Services & Supplies – 4.9%

ADT Security Corp. (The)
3.50%, 7/15/2022	200,000	194,750

Algeco Global Finance plc
8.00%, 2/15/2023(a)	160,000	164,400

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – (continued)

APX Group, Inc.
7.88%, 12/1/2022	$240,000	$240,600

Covanta Holding Corp.
5.88%, 7/1/2025	160,000	164,600

Garda World Security Corp.
8.75%, 5/15/2025(a)	160,000	151,632

GFL Environmental, Inc.
5.38%, 3/1/2023(a)	160,000	156,400

Harland Clarke Holdings Corp.
9.25%, 3/1/2021(a)	180,000	184,950

KAR Auction Services, Inc.
5.13%, 6/1/2025(a)	130,000	130,650

Nielsen Finance LLC
5.00%, 4/15/2022(a)	190,000	189,692

Pitney Bowes, Inc.
3.88%, 10/1/2021(d)	190,000	189,050

Star Merger Sub, Inc.
10.25%, 2/15/2027(a)	125,000	130,938

West Corp.
8.50%, 10/15/2025(a)	160,000	141,800
		2,039,462

Communications Equipment – 0.9%

CommScope Technologies LLC
6.00%, 6/15/2025(a)	100,000	101,940

CommScope, Inc.
5.50%, 6/15/2024(a)	160,000	161,600

Riverbed Technology, Inc.
8.88%, 3/1/2023(a)	130,000	91,000
		354,540

Construction & Engineering – 0.5%

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	240,000	226,200

Consumer Finance – 1.9%

Ally Financial, Inc.
8.00%, 11/1/2031	65,000	83,525

Navient Corp.
5.50%, 1/25/2023	265,000	270,631
6.75%, 6/15/2026	150,000	151,514

TMX Finance LLC
11.13%, 4/1/2023(a)	180,000	171,675

Investments	Principal Amount	Value

Consumer Finance – (continued)

Voyager Aviation Holdings LLC
8.50%, 8/15/2021(a)	$130,000	$134,309
		811,654

Containers & Packaging – 2.4%

Berry Global, Inc.
5.13%, 7/15/2023	30,000	30,562

BWAY Holding Co.
7.25%, 4/15/2025(a)	300,000	293,250

Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	70,000	78,750

Flex Acquisition Co., Inc.
6.88%, 1/15/2025(a)	130,000	121,875
7.88%, 7/15/2026(a)	50,000	46,985

Intertape Polymer Group, Inc.
7.00%, 10/15/2026(a)	50,000	51,250

Pactiv LLC
8.38%, 4/15/2027	95,000	98,087

Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)	85,000	79,900

Reynolds Group Issuer, Inc.
7.00%, 7/15/2024(a)	100,000	103,563

Sealed Air Corp.
5.25%, 4/1/2023(a)	100,000	104,500
		1,008,722

Distributors – 0.3%

Core & Main LP
6.13%, 8/15/2025(a)	130,000	129,675

Diversified Consumer Services – 0.6%

Laureate Education, Inc.
8.25%, 5/1/2025(a)	160,000	174,000

Midas Intermediate Holdco II LLC
7.88%, 10/1/2022(a)	80,000	74,000
		248,000

Diversified Financial Services – 2.2%

ACE Cash Express, Inc.
12.00%, 12/15/2022(a)	70,000	65,800

Jefferies Finance LLC
7.25%, 8/15/2024(a)	160,000	158,800

Refinitiv US Holdings, Inc.
8.25%, 11/15/2026(a)	250,000	253,982

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Financial Services – (continued)

Tempo Acquisition LLC
6.75%, 6/1/2025(a)	$190,000	$194,988

Verscend Escrow Corp.
9.75%, 8/15/2026(a)	130,000	137,963

Voya Financial, Inc.
5.65%, 5/15/2053(c)	100,000	100,421
		911,954

Diversified Telecommunication Services – 3.1%

CCO Holdings LLC
5.75%, 2/15/2026(a)	105,000	109,935
5.13%, 5/1/2027(a)	110,000	111,925
5.00%, 2/1/2028(a)	160,000	160,200

CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	265,000	273,636
Series Y, 7.50%, 4/1/2024	200,000	215,250

Level 3 Financing, Inc.
5.38%, 1/15/2024	50,000	50,750

Sprint Capital Corp.
6.88%, 11/15/2028	220,000	211,200

Telecom Italia Capital SA
6.38%, 11/15/2033	155,000	151,464
		1,284,360

Electrical Equipment – 0.5%

Vertiv Group Corp.
9.25%, 10/15/2024(a)	200,000	196,500

Electronic Equipment, Instruments & Components – 0.2%

CDW LLC
5.00%, 9/1/2025	100,000	103,000

Energy Equipment & Services – 3.1%

Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	160,000	157,200

KCA Deutag UK Finance plc
9.63%, 4/1/2023(a)	160,000	137,200

KLX Energy Services Holdings, Inc.
11.50%, 11/1/2025(a)	100,000	105,500

Nabors Industries, Inc.
5.75%, 2/1/2025	100,000	91,500

Nine Energy Service, Inc.
8.75%, 11/1/2023(a)	100,000	103,750

Investments	Principal Amount	Value

Energy Equipment & Services – (continued)

Noble Holding International Ltd.
7.88%, 2/1/2026(a)	$160,000	$155,400

SESI LLC
7.75%, 9/15/2024	180,000	133,650

Transocean, Inc.
9.00%, 7/15/2023(a)	190,000	204,013
7.50%, 1/15/2026(a)	100,000	99,000

USA Compression Partners LP
6.88%, 4/1/2026	80,000	84,550
		1,271,763

Entertainment – 0.9%

Lions Gate Capital Holdings LLC
6.38%, 2/1/2024(a)	100,000	104,875

Netflix, Inc.
5.88%, 11/15/2028	240,000	253,800
		358,675

Equity Real Estate Investment Trusts (REITs) – 3.3%

Equinix, Inc.
5.38%, 1/1/2022	200,000	205,500
5.75%, 1/1/2025	80,000	83,300

ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	160,000	161,000

GEO Group, Inc. (The)
5.88%, 10/15/2024	130,000	119,600

Iron Mountain, Inc.
5.75%, 8/15/2024	160,000	161,600

iStar, Inc.
6.00%, 4/1/2022	155,000	159,068

SBA Communications Corp.
4.00%, 10/1/2022	110,000	111,100

Uniti Group LP
6.00%, 4/15/2023(a)	100,000	96,250
8.25%, 10/15/2023	295,000	276,194
		1,373,612

Food & Staples Retailing – 0.6%

Beverages & More, Inc.
11.50%, 6/15/2022(a)	80,000	58,800

Fresh Market, Inc. (The)
9.75%, 5/1/2023(a)	130,000	100,321

Rite Aid Corp.
7.70%, 2/15/2027	160,000	98,400
		257,521

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – 1.5%

Chobani LLC
7.50%, 4/15/2025(a)	$80,000	$73,200

Dole Food Co., Inc.
7.25%, 6/15/2025(a)	80,000	74,400

Pilgrim’s Pride Corp.
5.88%, 9/30/2027(a)	80,000	82,800

Post Holdings, Inc.
5.50%, 3/1/2025(a)	80,000	82,200

Sigma Holdco BV
7.88%, 5/15/2026(a)	160,000	152,400

Simmons Foods, Inc.
5.75%, 11/1/2024(a)	160,000	148,000
		613,000

Gas Utilities – 1.0%

AmeriGas Partners LP
5.50%, 5/20/2025	210,000	216,038

Suburban Propane Partners LP
5.50%, 6/1/2024	160,000	160,003

Superior Plus LP
7.00%, 7/15/2026(a)	30,000	30,900
		406,941

Health Care Equipment & Supplies – 1.4%

Avantor, Inc.
9.00%, 10/1/2025(a)	210,000	228,900

Immucor, Inc.
11.13%, 2/15/2022(a)	80,000	81,600

Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	200,000	157,000

Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	125,000	122,734
		590,234

Health Care Providers & Services – 6.0%

AHP Health Partners, Inc.
9.75%, 7/15/2026(a)	80,000	87,100

Centene Corp.
4.75%, 1/15/2025	100,000	101,700

Encompass Health Corp.
5.13%, 3/15/2023	150,000	152,437

Envision Healthcare Corp.
8.75%, 10/15/2026(a)	200,000	189,000

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

HCA, Inc.
5.88%, 5/1/2023	$200,000	$215,020
7.69%, 6/15/2025	250,000	286,250

MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	240,000	241,848

One Call Corp.
10.00%, 10/1/2024(a)	160,000	143,600

RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	125,000	130,781

Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	240,000	205,200

Tenet Healthcare Corp.
8.13%, 4/1/2022	400,000	428,284

WellCare Health Plans, Inc.
5.25%, 4/1/2025	150,000	155,438

West Street Merger Sub, Inc.
6.38%, 9/1/2025(a)	160,000	155,600
		2,492,258

Hotels, Restaurants & Leisure – 4.4%

1011778 BC ULC
5.00%, 10/15/2025(a)	160,000	159,200

24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/2022(a)	80,000	81,000

Carlson Travel, Inc.
6.75%, 12/15/2023(a)	200,000	203,000

Cirsa Finance International Sarl
7.88%, 12/20/2023(a)	160,000	166,411

Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023(a)	80,000	84,000

Enterprise Development Authority (The)
12.00%, 7/15/2024(a)	80,000	82,400

Golden Nugget, Inc.
6.75%, 10/15/2024(a)	240,000	246,000

Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	100,000	100,385

IRB Holding Corp.
6.75%, 2/15/2026(a)	80,000	79,600

MGM Resorts International
6.00%, 3/15/2023	150,000	160,500

Mohegan Gaming & Entertainment
7.88%, 10/15/2024(a)	85,000	82,663

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	$100,000	$100,250

Viking Cruises Ltd.
6.25%, 5/15/2025(a)	160,000	166,400

Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	130,000	131,950
		1,843,759

Household Durables – 1.8%

American Greetings Corp.
8.75%, 4/15/2025(a)	160,000	149,200

Brookfield Residential Properties, Inc.
6.38%, 5/15/2025(a)	160,000	157,600

Mattamy Group Corp.
6.50%, 10/1/2025(a)	160,000	163,600

Shea Homes LP
5.88%, 4/1/2023(a)	100,000	100,500

TRI Pointe Group, Inc.
5.88%, 6/15/2024	160,000	162,533
		733,433

Household Products – 0.3%

Kronos Acquisition Holdings, Inc.
9.00%, 8/15/2023(a)	160,000	143,200

Independent Power and Renewable Electricity Producers – 1.5%

Calpine Corp.
5.75%, 1/15/2025	200,000	198,500

NRG Energy, Inc.
7.25%, 5/15/2026	160,000	174,800

Talen Energy Supply LLC
10.50%, 1/15/2026(a)	240,000	250,800
		624,100

Insurance – 2.3%

Acrisure LLC
7.00%, 11/15/2025(a)	250,000	227,500

AmWINS Group, Inc.
7.75%, 7/1/2026(a)	125,000	126,562

Ardonagh Midco 3 plc
8.63%, 7/15/2023(a)	160,000	135,600

AssuredPartners, Inc.
7.00%, 8/15/2025(a)	100,000	95,000

Investments	Principal Amount	Value

Insurance – (continued)

Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/2025(a)	$30,000	$30,450

HUB International Ltd.
7.00%, 5/1/2026(a)	130,000	131,463

NFP Corp.
6.88%, 7/15/2025(a)	130,000	128,375

USI, Inc.
6.88%, 5/1/2025(a)	80,000	79,900
		954,850

Interactive Media & Services – 0.9%

Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	400,000	374,000

IT Services – 1.6%

Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	240,000	241,200

VeriSign, Inc.
4.63%, 5/1/2023	200,000	203,500

Zayo Group LLC
6.00%, 4/1/2023	100,000	102,125
6.38%, 5/15/2025	100,000	102,125
		648,950

Machinery – 1.5%

Apex Tool Group LLC
9.00%, 2/15/2023(a)	80,000	78,900

Cloud Crane LLC
10.13%, 8/1/2024(a)	160,000	172,400

Grinding Media, Inc.
7.38%, 12/15/2023(a)	100,000	98,250

Novelis Corp.
6.25%, 8/15/2024(a)	160,000	167,000

Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	130,000	119,925
		636,475

Marine – 0.4%

Stena AB
7.00%, 2/1/2024(a)	160,000	154,000

Media – 8.2%

AMC Networks, Inc.
5.00%, 4/1/2024	100,000	101,500

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	$150,000	$161,813

CSC Holdings LLC
6.75%, 11/15/2021	200,000	214,500

DISH DBS Corp.
6.75%, 6/1/2021	210,000	217,074
5.88%, 7/15/2022	200,000	195,890
5.00%, 3/15/2023	225,000	207,000
7.75%, 7/1/2026	200,000	179,500

Entercom Media Corp.
7.25%, 11/1/2024(a)	85,000	88,400

Lamar Media Corp.
5.38%, 1/15/2024	200,000	205,750

McGraw-Hill Global Education Holdings LLC
7.88%, 5/15/2024(a)	35,000	30,056

MDC Partners, Inc.
6.50%, 5/1/2024(a)	160,000	136,000

Meredith Corp.
6.88%, 2/1/2026	210,000	219,450

Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(a)	105,000	106,859

Outfront Media Capital LLC
5.25%, 2/15/2022	100,000	101,625

Radiate Holdco LLC
6.63%, 2/15/2025(a)	160,000	158,000

Sinclair Television Group, Inc.
5.38%, 4/1/2021	100,000	100,250

Sirius XM Radio, Inc.
5.38%, 4/15/2025(a)	275,000	282,906

Univision Communications, Inc.
5.13%, 5/15/2023(a)	85,000	82,450
5.13%, 2/15/2025(a)	140,000	132,125

UPC Holding BV
5.50%, 1/15/2028(a)	160,000	162,000

Videotron Ltd.
5.00%, 7/15/2022	200,000	208,906

Ziggo BV
5.50%, 1/15/2027(a)	130,000	130,325
		3,422,379

Metals & Mining – 2.0%

Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	100,000	101,375

Investments	Principal Amount	Value

Metals & Mining – (continued)

Commercial Metals Co.
5.75%, 4/15/2026	$30,000	$30,375

FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(a)	80,000	81,000

Freeport-McMoRan, Inc.
5.45%, 3/15/2043	65,000	58,987

Northwest Acquisitions ULC
7.13%, 11/1/2022(a)	55,000	46,338

SunCoke Energy Partners LP
7.50%, 6/15/2025(a)	160,000	162,000

United States Steel Corp.
6.88%, 8/15/2025	175,000	165,095

Warrior Met Coal, Inc.
8.00%, 11/1/2024(a)	160,000	167,700
		812,870

Mortgage Real Estate Investment Trusts (REITs) – 0.2%

Starwood Property Trust, Inc.
5.00%, 12/15/2021	78,000	79,853

Multiline Retail – 0.2%

Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	160,000	89,600

Oil, Gas & Consumable Fuels – 9.9%

Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	50,000	52,625

Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	80,000	78,900

Calumet Specialty Products Partners LP
7.63%, 1/15/2022	80,000	74,600

Cheniere Energy Partners LP
5.25%, 10/1/2025	100,000	102,375

Chesapeake Energy Corp.
8.00%, 1/15/2025	240,000	244,200

CNX Resources Corp.
5.88%, 4/15/2022	100,000	100,000

Comstock Resources, Inc.
9.75%, 8/15/2026(a)	100,000	91,500

Covey Park Energy LLC
7.50%, 5/15/2025(a)	130,000	121,550

DCP Midstream LP
Series A, 7.38%, 12/15/2022(b) (c)	100,000	98,671

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Denbury Resources, Inc.
9.00%, 5/15/2021(a)	$150,000	$153,000

Energy Transfer Operating LP
Series A, 6.25%, 2/15/2023(b) (c)	160,000	152,526

EnLink Midstream Partners LP
5.05%, 4/1/2045	100,000	86,500

Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(a)	150,000	135,750

Foresight Energy LLC
11.50%, 4/1/2023(a)	80,000	62,400

Genesis Energy LP
6.75%, 8/1/2022	270,000	274,849
6.25%, 5/15/2026	150,000	149,250

Gulfport Energy Corp.
6.38%, 1/15/2026	160,000	138,800

Indigo Natural Resources LLC
6.88%, 2/15/2026(a)	210,000	195,825

Jonah Energy LLC
7.25%, 10/15/2025(a)	160,000	96,400

MEG Energy Corp.
7.00%, 3/31/2024(a)	320,000	304,701

Montage Resources Corp.
8.88%, 7/15/2023	160,000	154,000

NGL Energy Partners LP
7.50%, 11/1/2023	80,000	83,584

Oasis Petroleum, Inc.
6.88%, 3/15/2022	100,000	100,625

PBF Holding Co. LLC
7.25%, 6/15/2025	100,000	103,375

Peabody Energy Corp.
6.38%, 3/31/2025(a)	75,000	74,625

Range Resources Corp.
5.00%, 3/15/2023	100,000	97,663

Sable Permian Resources Land LLC
7.38%, 11/1/2021(a)	160,000	40,000

SemGroup Corp.
5.63%, 11/15/2023	160,000	152,800

Southwestern Energy Co.
6.20%, 1/23/2025(d)	160,000	158,101

Sunoco LP
4.88%, 1/15/2023	100,000	101,875

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Vine Oil & Gas LP
9.75%, 4/15/2023(a)	$150,000	$118,500

W&T Offshore, Inc.
9.75%, 11/1/2023(a)	100,000	102,250

Whiting Petroleum Corp.
6.63%, 1/15/2026	100,000	100,095
		4,101,915

Paper & Forest Products – 0.3%

Clearwater Paper Corp.
5.38%, 2/1/2025(a)	130,000	119,600

Personal Products – 0.7%

Avon Products, Inc.
7.00%, 3/15/2023(d)	160,000	160,400

Revlon Consumer Products Corp.
5.75%, 2/15/2021(d)	160,000	144,800
		305,200

Pharmaceuticals – 1.3%

Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	450,000	456,187

Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	100,000	103,980
		560,167

Real Estate Management & Development – 2.0%

Five Point Operating Co. LP
7.88%, 11/15/2025(a)	160,000	160,000

Forestar Group, Inc.
8.00%, 4/15/2024(a)	100,000	103,000

Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	160,000	162,153

Hunt Cos., Inc.
6.25%, 2/15/2026(a)	80,000	75,400

Kennedy-Wilson, Inc.
5.88%, 4/1/2024	190,000	192,850

Realogy Group LLC
4.88%, 6/1/2023(a)	160,000	153,354
		846,757

Road & Rail – 0.2%

Neovia Logistics Services LLC
8.88%, 8/1/2020(a)	80,000	80,648

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Semiconductors & Semiconductor Equipment – 0.4%

Sensata Technologies UK Financing Co. plc
6.25%, 2/15/2026(a)	$160,000	$169,800

Software – 1.6%

Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	80,000	79,600

j2 Cloud Services LLC
6.00%, 7/15/2025(a)	130,000	136,012

Open Text Corp.
5.88%, 6/1/2026(a)	100,000	105,000

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	50,000	51,375

Symantec Corp.
5.00%, 4/15/2025(a)	100,000	102,049

Veritas US, Inc.
10.50%, 2/1/2024(a)	190,000	174,325
		648,361

Specialty Retail – 2.9%

Guitar Center Escrow Issuer, Inc.
9.50%, 10/15/2021(a)	160,000	156,200

J. Crew Brand LLC
13.00%, 9/15/2021(a)	80,000	85,200

KGA Escrow LLC
7.50%, 8/15/2023(a)	55,000	56,994

L Brands, Inc.
5.63%, 2/15/2022	90,000	93,712

Penske Automotive Group, Inc.
5.50%, 5/15/2026	160,000	160,200

PetSmart, Inc.
5.88%, 6/1/2025(a)	100,000	91,125
8.88%, 6/1/2025(a)	400,000	357,500

Staples, Inc.
10.75%, 4/15/2027(a)	200,000	203,750
		1,204,681

Technology Hardware, Storage & Peripherals – 0.8%

NCR Corp.
5.00%, 7/15/2022	160,000	161,000

Western Digital Corp.
4.75%, 2/15/2026	80,000	77,400

Investments	Principal Amount	Value

Technology Hardware, Storage & Peripherals – (continued)

Xerox Corp.
3.80%, 5/15/2024	$100,000	$96,400
		334,800

Thrifts & Mortgage Finance – 0.5%

Provident Funding Associates LP
6.38%, 6/15/2025(a)	30,000	28,200

Quicken Loans, Inc.
5.75%, 5/1/2025(a)	160,000	163,200
		191,400

Tobacco – 0.3%

Vector Group Ltd.
6.13%, 2/1/2025(a)	160,000	144,400

Trading Companies & Distributors – 0.3%

Ahern Rentals, Inc.
7.38%, 5/15/2023(a)	130,000	116,350

Wireless Telecommunication Services – 4.5%

C&W Senior Financing DAC
7.50%, 10/15/2026(a)	200,000	208,000

Hughes Satellite Systems Corp.
6.63%, 8/1/2026	200,000	202,750

Intelsat Connect Finance SA
9.50%, 2/15/2023(a)	220,000	205,150

Sprint Communications, Inc.
11.50%, 11/15/2021	400,000	462,000

Sprint Corp.
7.88%, 9/15/2023	200,000	208,840

T-Mobile USA, Inc.
6.50%, 1/15/2026	320,000	343,104

Wind Tre SpA
5.00%, 1/20/2026(a)	285,000	261,844
		1,891,688
Total Corporate Bonds (Cost $40,722,408)		40,293,639

Total Investments – 96.8% (Cost $40,722,408)		40,293,639

Other Assets Less Liabilities – 3.2%		1,333,685
NET ASSETS – 100.0%		$41,627,324

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	291

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Perpetual security. The rate reflected was the rate in effect on April 30, 2019. The maturity date reflects the next call date.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2019.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$627,145
Aggregate gross unrealized depreciation	(1,055,914)
Net unrealized depreciation	$(428,769)
Federal income tax cost	$40,722,408

See Accompanying Notes to the Financial Statements.

292	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2019 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 87.4%

Aerospace & Defense – 2.2%

Boeing Co. (The) 8.75%, 8/15/2021	$827,000	$935,136

Lockheed Martin Corp. 4.25%, 11/15/2019	534,000	538,292

Northrop Grumman Corp. 2.08%, 10/15/2020	1,000,000	991,763
3.50%, 3/15/2021	204,000	206,809

Rockwell Collins, Inc. 1.95%, 7/15/2019	1,726,000	1,723,188

Spirit AeroSystems, Inc. (ICE LIBOR USD 3 Month + 0.80%), 3.41%, 6/15/2021(a)	711,000	710,266

United Technologies Corp. (ICE LIBOR USD 3 Month + 0.35%), 3.09%, 11/1/2019(a)	466,000	466,549
		5,572,003

Air Freight & Logistics – 0.5%

FedEx Corp.
2.30%, 2/1/2020	1,393,000	1,387,999

Airlines – 0.5%

Southwest Airlines Co.
2.75%, 11/6/2019	225,000	224,987
2.65%, 11/5/2020	1,060,000	1,058,588
		1,283,575

Asset Management & Custody Banks – 0.4%

Ameriprise Financial, Inc.
3.00%, 3/22/2022	900,000	903,774

Automobile Manufacturers – 3.4%

Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 3.13%, 5/4/2020(a) (b)	1,500,000	1,499,350
(ICE LIBOR USD 3 Month + 0.53%), 3.26%, 5/5/2020(a) (b)	92,000	92,090

Investments	Principal Amount	Value

Automobile Manufacturers – (continued)
(ICE LIBOR USD 3 Month + 0.45%), 3.11%, 2/22/2021(a) (b)	$1,650,000	$1,647,560

Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.24%, 9/21/2021(a) (b)	762,000	757,524

Volkswagen Group of America Finance LLC
2.13%, 5/23/2019(b)	500,000	499,816
2.45%, 11/20/2019(b)	640,000	638,732
(ICE LIBOR USD 3 Month + 0.77%), 3.46%, 11/13/2020(a) (b)	3,500,000	3,513,503
		8,648,575

Automotive Retail – 1.1%

AutoZone, Inc.
4.00%, 11/15/2020	850,000	864,670
3.70%, 4/15/2022	2,000,000	2,041,888
		2,906,558

Biotechnology – 2.8%

AbbVie, Inc.
2.50%, 5/14/2020	770,000	767,660

Amgen, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 3.02%, 5/10/2019(a)	792,000	792,083
2.20%, 5/22/2019	1,346,000	1,345,742

Gilead Sciences, Inc.
1.85%, 9/20/2019	342,000	340,902
(ICE LIBOR USD 3 Month + 0.25%), 2.88%, 9/20/2019(a)	82,000	82,064
2.35%, 2/1/2020	3,730,000	3,719,779
		7,048,230

Broadcasting – 0.1%

Fox Corp.
3.67%, 1/25/2022(b)	300,000	306,403

Cable & Satellite – 0.6%

Comcast Corp.
5.15%, 3/1/2020	1,550,000	1,581,546

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	293

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – 7.8%

American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 3.21%, 5/17/2021(a)	$62,000	$62,287

American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.49%), 3.17%, 8/15/2019(a)	414,000	414,515
(ICE LIBOR USD 3 Month + 0.43%), 3.05%, 3/3/2020(a)	913,000	914,829
2.38%, 5/26/2020	10,000	9,967
(ICE LIBOR USD 3 Month + 0.73%), 3.38%, 5/26/2020(a)	975,000	980,124
Series F, (ICE LIBOR USD 3 Month + 1.05%), 3.64%, 9/14/2020(a)	750,000	758,430

American Honda Finance Corp.
2.00%, 11/13/2019	1,150,000	1,146,591
(ICE LIBOR USD 3 Month + 0.26%), 2.87%, 6/16/2020(a)	302,000	302,608
(ICE LIBOR USD 3 Month + 0.27%), 2.86%, 7/20/2020(a)	209,000	209,304

Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 3.55%, 3/9/2022(a)	235,000	237,021

Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 2.89%, 9/7/2021(a)	2,091,000	2,091,869

Ford Motor Credit Co. LLC
1.90%, 8/12/2019	250,000	249,213

General Motors Financial Co., Inc.
2.40%, 5/9/2019	585,000	584,972
3.15%, 1/15/2020	1,417,000	1,419,747
2.45%, 11/6/2020	751,000	744,338

John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.77%, 1/7/2020(a)	532,000	532,573

Investments	Principal Amount	Value

Consumer Finance – (continued)
(ICE LIBOR USD 3 Month + 0.30%), 2.91%, 3/13/2020(a)	$228,000	$228,516
(ICE LIBOR USD 3 Month + 0.29%), 2.90%, 6/22/2020(a)	596,000	598,129
(ICE LIBOR USD 3 Month + 0.17%), 2.76%, 10/9/2020(a)	690,000	690,395
(ICE LIBOR USD 3 Month + 0.26%), 2.86%, 9/10/2021(a)	1,554,000	1,554,434

PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.96%, 5/10/2021(a)	1,664,000	1,666,286

Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.85%, 4/17/2020(a)	776,000	777,521
(ICE LIBOR USD 3 Month + 0.17%), 2.78%, 9/18/2020(a)	500,000	500,423
(ICE LIBOR USD 3 Month + 0.15%), 2.75%, 10/9/2020(a)	3,000,000	3,002,595
		19,676,687

Distillers & Vintners – 0.1%

Diageo Capital plc
(ICE LIBOR USD 3 Month + 0.24%), 2.92%, 5/18/2020(a)	300,000	300,345

Diversified Banks – 24.2%

Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.97%, 1/23/2022(a)	1,742,000	1,740,336

Bank of Montreal
1.75%, 9/11/2019	1,785,000	1,779,524
2.90%, 3/26/2022	1,500,000	1,503,318

Bank of Nova Scotia (The)
1.65%, 6/14/2019	2,581,000	2,578,090

See Accompanying Notes to the Financial Statements.

294	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Banks – (continued)
(ICE LIBOR USD 3 Month + 0.29%), 2.88%, 1/8/2021(a)	$670,000	$671,045
(ICE LIBOR USD 3 Month + 0.42%), 3.00%, 1/25/2021(a)	1,000,000	1,002,949

Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.65%), 3.39%, 8/7/2020(a)	144,000	144,216

BNP Paribas SA
5.00%, 1/15/2021	1,000,000	1,037,296

Citibank NA
(SOFR + 0.60%), 3.08%, 3/13/2021(a)	1,000,000	1,002,788
(ICE LIBOR USD 3 Month + 0.57%), 3.16%, 7/23/2021(a)	900,000	904,318
3.16%, 2/19/2022(c)	2,000,000	2,009,851

Citigroup, Inc.
2.50%, 7/29/2019	766,000	765,752
2.65%, 10/26/2020	560,000	559,373

Commonwealth Bank of Australia
2.30%, 9/6/2019	300,000	299,676

Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.43%), 3.02%, 4/26/2021(a)	520,000	521,777

Credit Agricole SA
(ICE LIBOR USD 3 Month + 1.02%), 3.60%, 4/24/2023(a) (b)	100,000	99,767

DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.49%), 3.08%, 6/8/2020(a) (b)	100,000	100,174
2.85%, 4/16/2022(b)	1,200,000	1,204,159

HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 3.28%, 5/18/2021(a)	1,605,000	1,607,762

Investments	Principal Amount	Value

Diversified Banks – (continued)
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 9/11/2021(a)	$2,000,000	$2,003,923

HSBC USA, Inc.
2.38%, 11/13/2019	897,000	895,421

JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.68%), 3.31%, 6/1/2021(a)	504,000	506,325

JPMorgan Chase Bank NA
(SOFR + 0.55%), 3.03%, 10/19/2020(a)	3,000,000	3,001,893
(ICE LIBOR USD 3 Month + 0.29%), 3.03%, 2/1/2021(a)	1,105,000	1,105,601
(ICE LIBOR USD 3 Month + 0.37%), 3.05%, 2/19/2021(a)	500,000	500,716

Lloyds Bank plc
(ICE LIBOR USD 3 Month + 0.49%), 3.23%, 5/7/2021(a)	1,038,000	1,038,993

Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 7/26/2021(a)	695,000	698,715
3.22%, 3/7/2022	1,200,000	1,211,740

National Australia Bank Ltd.
1.38%, 7/12/2019	250,000	249,425
2.25%, 1/10/2020	1,000,000	997,247
1.88%, 7/12/2021	1,000,000	982,100
(ICE LIBOR USD 3 Month + 0.71%), 3.45%, 11/4/2021(a) (b)	2,000,000	2,013,865

Nordea Bank AB
(ICE LIBOR USD 3 Month + 0.94%), 3.57%, 8/30/2023(a) (b)	600,000	592,721

Nordea Bank Abp
2.13%, 5/29/2020(b)	1,000,000	993,624

Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.38%), 3.00%, 3/2/2020(a)	2,854,000	2,862,708

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	295

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Banks – (continued)
(ICE LIBOR USD 3 Month + 0.47%), 3.05%, 4/29/2022(a)	$2,600,000	$2,602,899

Santander UK plc
2.35%, 9/10/2019	596,000	595,337
(ICE LIBOR USD 3 Month + 0.62%), 3.25%, 6/1/2021(a)	1,900,000	1,903,311

Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 3.11%, 5/17/2021(a) (b)	1,110,000	1,112,601

Sumitomo Mitsui Banking Corp.
2.45%, 1/16/2020	1,300,000	1,297,828

Svenska Handelsbanken AB
(ICE LIBOR USD 3 Month + 0.47%), 3.12%, 5/24/2021(a)	2,250,000	2,260,037
3.35%, 5/24/2021	1,705,000	1,725,000

Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 0.26%), 2.87%, 9/17/2020(a)	251,000	251,618

US Bank NA
(ICE LIBOR USD 3 Month + 0.13%), 2.71%, 1/17/2020(a)	750,000	750,400
2.35%, 1/23/2020	1,375,000	1,372,839
2.00%, 1/24/2020	740,000	736,895
(ICE LIBOR USD 3 Month + 0.31%), 3.05%, 2/4/2021(a)	1,500,000	1,505,105

Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	12,000	11,953

Wells Fargo Bank NA
1.75%, 5/24/2019	1,800,000	1,799,081
2.40%, 1/15/2020	650,000	648,817
(SOFR + 0.48%), 2.96%, 3/25/2020(a)	500,000	501,078
(ICE LIBOR USD 3 Month + 0.50%), 3.09%, 7/23/2021(a)	2,400,000	2,405,688

Investments	Principal Amount	Value

Diversified Banks – (continued)

Westpac Banking Corp.
1.65%, 5/13/2019	$229,000	$228,937
(ICE LIBOR USD 3 Month + 0.43%), 3.04%, 3/6/2020(a)	273,000	273,856
(ICE LIBOR USD 3 Month + 0.28%), 2.96%, 5/15/2020(a)	194,000	194,439
		61,364,907

Diversified Capital Markets – 1.7%

Credit Suisse AG
2.30%, 5/28/2019	3,000,000	2,999,403

Macquarie Bank Ltd.
2.40%, 1/21/2020(b)	500,000	498,795

Macquarie Group Ltd.
6.00%, 1/14/2020(b)	800,000	817,651
		4,315,849

Diversified Chemicals – 0.1%

Eastman Chemical Co.
2.70%, 1/15/2020	107,000	106,938

EI du Pont de Nemours & Co.
(ICE LIBOR USD 3 Month + 0.53%), 3.27%, 5/1/2020(a)	88,000	88,307
		195,245

Drug Retail – 0.6%

Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	1,541,000	1,540,468

Electric Utilities – 0.9%

Duke Energy Corp.
5.05%, 9/15/2019	1,232,000	1,241,373

NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/2022	1,000,000	1,005,021
		2,246,394

Environmental & Facilities Services – 2.0%

Republic Services, Inc.
5.50%, 9/15/2019	2,874,000	2,902,040

Waste Management, Inc.
4.75%, 6/30/2020	2,000,000	2,047,631
		4,949,671

See Accompanying Notes to the Financial Statements.

296	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Fertilizers & Agricultural Chemicals – 0.6%

Nutrien Ltd.
6.50%, 5/15/2019	$1,539,000	$1,540,974

Financial Exchanges & Data – 0.4%

Nasdaq, Inc.
5.55%, 1/15/2020	1,066,000	1,086,849

General Merchandise Stores – 0.0%(d)

Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.29%, 4/17/2020(a)	120,000	120,010

Health Care Distributors – 0.8%

Cardinal Health, Inc.
1.95%, 6/14/2019	1,272,000	1,270,752

McKesson Corp.
3.65%, 11/30/2020	762,000	772,334
		2,043,086

Health Care REITs – 1.7%

HCP, Inc., REIT
2.63%, 2/1/2020	2,250,000	2,245,402

Ventas Realty LP, REIT
2.70%, 4/1/2020	1,993,000	1,991,837
		4,237,239

Health Care Services – 1.1%

CVS Health Corp.
3.13%, 3/9/2020	500,000	501,267
(ICE LIBOR USD 3 Month + 0.63%), 3.23%, 3/9/2020(a)	971,000	974,366
3.35%, 3/9/2021	1,245,000	1,254,274
		2,729,907

Home Improvement Retail – 0.7%

Home Depot, Inc. (The)
2.00%, 6/15/2019	388,000	387,490
(ICE LIBOR USD 3 Month + 0.15%), 2.75%, 6/5/2020(a)	762,000	763,335

Investments	Principal Amount	Value

Home Improvement Retail – (continued)

Lowe’s Cos., Inc.
(ICE LIBOR USD 3 Month + 0.42%), 3.02%, 9/10/2019(a)	$593,000	$593,848
		1,744,673

Homebuilding – 0.2%

DR Horton, Inc.
2.55%, 12/1/2020	428,000	426,363

Hotels, Resorts & Cruise Lines – 1.1%

Marriott International, Inc.
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.23%, 12/1/2020(a)	816,000	818,927
Series N, 3.13%, 10/15/2021	2,000,000	2,008,159
		2,827,086

Household Products – 1.0%

Church & Dwight Co., Inc.
2.45%, 12/15/2019	410,000	408,916

Kimberly-Clark Corp.
1.90%, 5/22/2019	465,000	464,836

Procter & Gamble Co. (The)
1.90%, 11/1/2019	1,718,000	1,712,167
		2,585,919

Industrial Conglomerates – 1.5%

General Electric Co.
5.50%, 1/8/2020	1,000,000	1,017,494
2.20%, 1/9/2020	500,000	497,095
5.55%, 5/4/2020	1,000,000	1,025,281

Honeywell International, Inc.
1.40%, 10/30/2019	789,000	784,546
(ICE LIBOR USD 3 Month + 0.28%), 2.86%, 10/30/2019(a)	388,000	388,543
		3,712,959

Integrated Oil & Gas – 0.1%

BP Capital Markets plc
1.68%, 5/3/2019	327,000	326,991

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	297

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Integrated Telecommunication Services – 2.5%

AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 1/15/2020(a)	$1,078,000	$1,081,827
(ICE LIBOR USD 3 Month + 0.95%), 3.55%, 7/15/2021(a)	2,286,000	2,312,199

Orange SA
1.63%, 11/3/2019	1,271,000	1,263,863

Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.21%, 5/22/2020(a)	1,414,000	1,419,766
(ICE LIBOR USD 3 Month + 1.00%), 3.61%, 3/16/2022(a)	320,000	326,215
		6,403,870

Internet & Direct Marketing Retail – 0.5%

eBay, Inc.
2.20%, 8/1/2019	1,244,000	1,241,426

Investment Banking & Brokerage – 2.4%

Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 2.96%, 5/21/2021(a)	515,000	515,542

Goldman Sachs Bank USA
3.20%, 6/5/2020	108,000	108,681

Goldman Sachs Group, Inc. (The)
1.95%, 7/23/2019	292,000	291,535
2.55%, 10/23/2019	690,000	689,731
(ICE LIBOR USD 3 Month + 1.16%), 3.75%, 4/23/2020(a)	1,000,000	1,008,262

Morgan Stanley
7.30%, 5/13/2019	1,250,000	1,251,753
2.38%, 7/23/2019	358,000	357,763
5.63%, 9/23/2019	1,280,000	1,294,007
5.50%, 1/26/2020	430,000	438,594
(ICE LIBOR USD 3 Month + 0.55%), 3.25%, 2/10/2021(a)	104,000	104,153
		6,060,021

Investments	Principal Amount	Value

Life & Health Insurance – 2.0%

Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 2.90%, 10/15/2020(a) (b)	$1,145,000	$1,144,597
(ICE LIBOR USD 3 Month + 0.48%), 3.08%, 6/11/2021(a) (b)	500,000	501,991

Prudential Financial, Inc.
7.38%, 6/15/2019	255,000	256,343
4.50%, 11/15/2020	3,000,000	3,085,030
		4,987,961

Managed Health Care – 0.5%

Cigna Corp.
3.20%, 9/17/2020(b)	1,380,000	1,384,856

Multi-line Insurance – 1.0%

American International Group, Inc.
2.30%, 7/16/2019	475,000	474,663

New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 2.86%, 1/28/2021(a) (b)	2,000,000	2,005,781
		2,480,444

Multi-Sector Holdings – 0.1%

Berkshire Hathaway, Inc.
2.10%, 8/14/2019	174,000	173,705

Oil & Gas Equipment & Services – 0.0%(d)

Schlumberger Finance Canada Ltd.
2.20%, 11/20/2020(b)	25,000	24,792

Oil & Gas Storage & Transportation – 0.1%

Enterprise Products Operating LLC
5.25%, 1/31/2020	341,000	346,668

Other Diversified Financial Services – 1.0%

Kreditanstalt fuer Wiederaufbau
2.38%, 3/24/2021	2,535,211	2,537,433

Siemens Financieringsmaatschappij NV
(ICE LIBOR USD 3 Month + 0.34%), 2.95%, 3/16/2020(a) (b)	45,000	45,127
		2,582,560

See Accompanying Notes to the Financial Statements.

298	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Packaged Foods & Meats – 3.8%

Danone SA
1.69%, 10/30/2019(b)	$1,985,000	$1,973,018

JM Smucker Co. (The)
2.20%, 12/6/2019	2,337,000	2,329,779

Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019(b)	1,724,000	1,714,404

Tyson Foods, Inc.
2.65%, 8/15/2019	716,000	716,331
(ICE LIBOR USD 3 Month + 0.55%), 3.17%, 6/2/2020(a)	1,717,000	1,718,387
2.25%, 8/23/2021	1,210,000	1,197,192
		9,649,111

Pharmaceuticals – 1.3%

GlaxoSmithKline Capital plc
(ICE LIBOR USD 3 Month + 0.35%), 3.04%, 5/14/2021(a)	1,120,000	1,122,747

Roche Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.34%), 2.94%, 9/30/2019(a) (b)	250,000	250,310

Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/2019	1,862,000	1,855,019
		3,228,076

Property & Casualty Insurance – 0.5%

Allstate Corp. (The)
7.45%, 5/16/2019	209,000	209,386
(ICE LIBOR USD 3 Month + 0.43%), 3.03%, 3/29/2021(a)	990,000	991,635
		1,201,021

Railroads – 1.9%

Burlington Northern Santa Fe LLC
4.70%, 10/1/2019	194,000	195,599

Canadian National Railway Co.
2.40%, 2/3/2020	1,000,000	997,580

Investments	Principal Amount	Value

Railroads – (continued)

Canadian Pacific Railway Co.
7.25%, 5/15/2019	$3,692,000	$3,697,843
		4,891,022

Regional Banks – 9.1%

ABN AMRO Bank NV
(ICE LIBOR USD 3 Month + 0.57%), 3.21%, 8/27/2021(a) (b)	1,100,000	1,104,511

Branch Banking & Trust Co.
1.45%, 5/10/2019	365,000	364,892
2.10%, 1/15/2020	1,000,000	996,005

Capital One NA
1.85%, 9/13/2019	250,000	249,214
2.35%, 1/31/2020	600,000	598,089

Citizens Bank NA
2.45%, 12/4/2019	2,921,000	2,916,521
(ICE LIBOR USD 3 Month + 0.72%), 3.41%, 2/14/2022(a)	2,000,000	2,006,231

Discover Bank
3.10%, 6/4/2020	2,250,000	2,256,632

Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.20%, 9/27/2019(a)	200,000	200,345
(ICE LIBOR USD 3 Month + 0.25%), 2.83%, 10/30/2020(a)	1,500,000	1,500,316
2.25%, 6/14/2021	460,000	455,877

KeyBank NA
1.60%, 8/22/2019	1,825,000	1,819,430

Manufacturers & Traders Trust Co.
2.25%, 7/25/2019	130,000	129,907

PNC Bank NA
2.25%, 7/2/2019	2,500,000	2,498,363
1.45%, 7/29/2019	267,000	266,342
2.40%, 10/18/2019	850,000	849,372
(ICE LIBOR USD 3 Month + 0.36%), 3.04%, 5/19/2020(a)	900,000	902,228
(ICE LIBOR USD 3 Month + 0.35%), 2.95%, 3/12/2021(a)	3,000,000	3,005,262

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	299

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Regional Banks – (continued)

SunTrust Banks, Inc.
2.50%, 5/1/2019	$1,000,000	$1,000,000
		23,119,537

Specialty Chemicals – 0.5%

DowDuPont, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 3.39%, 11/15/2020(a)	1,222,000	1,231,954

Systems Software – 0.0%(d)

Oracle Corp.
2.25%, 10/8/2019	100,000	99,817

Technology Hardware, Storage & Peripherals – 0.6%

Dell International LLC
4.42%, 6/15/2021(b)	500,000	512,228

Hewlett Packard Enterprise Co.
3.60%, 10/15/2020(e)	1,000,000	1,009,646
		1,521,874

Trading Companies & Distributors – 0.7%

Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.67%), 3.25%, 7/30/2021(a) (b)	1,150,000	1,145,146

GATX Corp.
2.50%, 7/30/2019	500,000	499,412
		1,644,558

Trucking – 0.7%

Penske Truck Leasing Co. LP
3.05%, 1/9/2020(b)	445,000	444,849
3.65%, 7/29/2021(b)	600,000	608,046

Ryder System, Inc.
2.55%, 6/1/2019	531,000	530,729
2.45%, 9/3/2019	92,000	91,885
		1,675,509
Total Corporate Bonds (Cost $221,085,004)		221,559,067

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 8.1%

Americredit Automobile Receivables Trust
Series 2018-1, Class A2A, 2.71%, 7/19/2021	$344,126	$344,142

Carmax Auto Owner Trust
Series 2019-1, Class A2A, 3.02%, 7/15/2022	500,000	501,769

CarMax Auto Owner Trust
Series 2018-3, Class A2A, 2.88%, 10/15/2021	1,781,467	1,783,656

CNH Equipment Trust
Series 2018-A, Class A2, 2.78%, 8/16/2021	534,865	535,779

Dell Equipment Finance Trust
Series 2019-1, Class A2, 2.78%, 8/23/2021(b)	920,000	922,611

Drive Auto Receivables Trust
Series 2019-1, Class A2A, 3.08%, 9/15/2021	750,000	751,244
Series 2019-2, Class A2A, 2.93%, 3/15/2022	1,200,000	1,201,018

Ford Credit Floorplan Master Owner Trust A
Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	502,147

GM Financial Automobile Leasing Trust
Series 2018-3, Class A2A, 2.89%, 9/21/2020	445,402	445,780

GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A2A, 2.74%, 7/16/2021	1,390,031	1,390,586
Series 2019-1, Class A2, 2.99%, 3/16/2022	2,247,687	2,252,924

Honda Auto Receivables Owner Trust
Series 2018-2, Class A2, 2.66%, 12/18/2020	2,088,842	2,089,337

Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	1,024,691	1,020,828

See Accompanying Notes to the Financial Statements.

300	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

Nissan Auto Receivables Owner Trust
Series 2019-A, Class A2A, 2.82%, 1/18/2022	$2,500,000	$2,504,778

Santander Drive Auto Receivables Trust
Series 2018-4, Class A2, 2.73%, 3/15/2021	461,699	461,539
Series 2019-1, Class A2A, 2.91%, 1/18/2022	1,000,000	1,001,171

Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/17/2025	2,000,000	2,019,023

Volkswagen Auto Loan Enhanced Trust
Series 2018-1, Class A2A, 2.81%, 7/20/2021	840,118	840,997
Total Asset-Backed Securities (Cost $20,518,527)		20,569,329

U.S. TREASURY OBLIGATIONS – 1.1%

U.S. Treasury Notes
1.50%, 11/30/2019	1,800,000	1,790,121
2.50%, 1/31/2021	1,000,000	1,003,008
Total U.S. Treasury Obligations (Cost $2,790,216)		2,793,129

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%

Holmes Master Issuer plc
Series 2018-1A, Class A2, 2.96%, 10/15/2054(b) (f) (Cost $354,286)	354,286	354,039

SHORT-TERM INVESTMENTS – 2.5%

COMMERCIAL PAPER – 1.7%

AstraZeneca plc
3.10%, 7/24/2019(g) (h)	1,000,000	993,511

Nissan Motor Acceptance Corp.
2.93%, 7/8/2019(g) (h)	1,000,000	995,015

Walgreens Boots Alliance, Inc.
3.16%, 6/10/2019(g) (h)	800,000	797,531

Investments	Principal Amount	Value

COMMERCIAL PAPER – (continued)

White Plains Capital Co. LLC
3.09%, 5/17/2019(g) (h)	$1,500,000	$1,498,126
Total Commercial Paper (Cost $4,282,599)		4,284,183

U.S. TREASURY OBLIGATIONS – 0.8%

U.S. Treasury Bills
2.42%, 6/6/2019(h)	1,200,000	1,197,150
2.49%, 9/5/2019(h)	800,000	793,332
Total U.S. Treasury Obligations (Cost $1,990,165)		1,990,482
Total Short-Term Investments (Cost $6,272,764)		6,274,665
Total Investments – 99.2% (Cost $251,020,797)		251,550,229

Other Assets Less Liabilities – 0.8%		1,937,933
NET ASSETS – 100.0%		$253,488,162

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2019.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)	Represents less than 0.05% of net assets.

(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2019.

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2019.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

(h)	The rate shown was the current yield as of April 30, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	301

FlexShares® Ready Access Variable Income Fund (cont.)

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$571,409
Aggregate gross unrealized depreciation	(42,837)
Net unrealized appreciation	$528,572
Federal income tax cost	$251,021,657

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2019:

Australia	2.6%
Canada	7.7
Finland	0.6
France	1.7
Germany	4.1
Japan	1.3
Netherlands	0.6
Singapore	0.5
Sweden	2.0
Switzerland	1.3
United Kingdom	4.1
United States	72.7
Other[1]	0.8
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

302	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2019 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 99.3%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	172,631	$8,748,938

FlexShares® Disciplined Duration MBS Index Fund(a)	188,098	4,367,636

iShares 20+ Year Treasury Bond ETF	17,771	2,197,384

iShares 3-7 Year Treasury Bond ETF	41,776	5,134,688

iShares 7-10 Year Treasury Bond ETF	10,317	1,092,570

iShares Long-Term Corporate Bond ETF	105,655	6,364,658

iShares MBS ETF	135,784	14,391,746

iShares Short-Term Corporate Bond ETF	20,650	1,090,733
Total Exchange Traded Funds (Cost $42,397,509)		43,388,353
	Principal Amount

SHORT-TERM INVESTMENTS – 0.4%

U.S. TREASURY OBLIGATIONS – 0.4%

U.S. Treasury Bills 2.40%, 10/24/2019(b) (Cost $163,084)	$165,000	163,100
Total Investments – 99.7% (Cost $42,560,593)		43,551,453

Other Assets Less Liabilities – 0.3%		145,835
NET ASSETS – 100.0%		$43,697,288
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

(b)	The rate shown was the current yield as of April 30, 2019.

Percentages shown are based on Net Assets.

As of April 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$946,087
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$946,087
Federal income tax cost	$42,605,366

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	303

FlexShares® Core Select Bond Fund (cont.)

As of April 30, 2019, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares April 30, 2019	Value April 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$10,633,465	$3,206,376	$5,509,542	172,631	$8,748,938	$465,921	$165,708	$(47,282)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	5,822,971	916,435	6,927,638	—	—	381,384	86,653	(193,152)
FlexShares® Disciplined Duration MBS Index Fund	13,730,880	2,564,291	12,135,620	188,098	4,367,636	379,513	225,193	(171,428)
FlexShares® Ready Access Variable Income Fund	1,012,975	953,305	1,966,795	—	—	(1,414)	17,923	1,929
	$31,200,291	$7,640,407	$26,539,595	360,729	$13,116,574	$1,225,404	$495,477	$(409,933)

See Accompanying Notes to the Financial Statements.

304	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements April 30, 2019 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-six operational exchange-traded funds as of April 30, 2019 (each a “Fund” and collectively, the “Funds”). The Flex-Shares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), a subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indexes sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indexes sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indexes sponsored by Markit Indexes Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indexes, LLC.

Each of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial amount of its assets in the shares of another FlexShares ETF. Each of these Funds may also invest directly in the securities included in its Underlying Index. The FlexShares Real Assets Allocation Index Fund is a fund of funds that seeks its investment objective by investing primarily in the shares of

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Notes to the Financial Statements (cont.)

other FlexShares ETFs that are eligible for inclusion in its Underlying Index, rather than in securities of individual companies. The FlexShares Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through FlexShares ETFs, unaffiliated ETFs and other registered investment companies. The investment performance of each of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund and FlexShares Core Select Bond Fund is directly related to the performance of the underlying fund(s) in which it invests (“Underlying Fund”).

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ready Access Variable Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Trust’s Board of Trustees (“Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher

306	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by the index provider may adversely affect the Fund’s ability to track its Underlying Index. The index provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks

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Notes to the Financial Statements (cont.)

associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2019 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,479,501,471	$—	$—	$1,479,501,471
Rights	—	—	6,522	6,522
Securities Lending Reinvestments
Certificates of Deposit	—	44,496,190	—	44,496,190
Commercial Paper	—	6,487,272	—	6,487,272

Repurchase Agreements	—	52,226,080	—	52,226,080

Total Investments	$1,479,501,471	$103,209,542	$6,522	$1,582,717,535

Other Financial Instruments
Assets

Futures Contracts	$1,154,294	$—	$—	$1,154,294

Total Other Financial Instruments	$1,154,294	$—	$—	$1,154,294

308	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$968,664	$—	$—	$968,664
Common Stocks
Construction & Engineering	24,267,369	17,459	—	24,284,828
Health Care Providers & Services	5,530,169	63,288	—	5,593,457
Industrial Conglomerates	9,292,062	39,361	—	9,331,423
Insurance	52,860,702	217,616	—	53,078,318
Oil, Gas & Consumable Fuels	61,402,736	9,588	—	61,412,324
Pharmaceuticals	41,010,207	10	—	41,010,217
Other*	818,100,617	—	—	818,100,617
Preferred Stocks	—	4,556	—	4,556
Rights	5,004	—	21,757	26,761
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	14,484,118	—	14,484,118

Total Investments	$1,013,437,530	$14,835,996	$21,757	$1,028,295,283

Other Financial Instruments
Assets
Futures Contracts	$781,675	$—	$—	$781,675
Forward Foreign Currency Contracts	—	14,878	—	14,878
Liabilities
Futures Contracts	(5,527)	—	—	(5,527)

Forward Foreign Currency Contracts	—	(46,323)	—	(46,323)

Total Other Financial Instruments	$776,148	$(31,445)	$—	$744,703

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Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$84,466,425	$454,509	$—	$84,920,934
Beverages	3,236,072	22,228	—	3,258,300
Capital Markets	12,206,258	117,776	—	12,324,034
Entertainment	2,714,563	21,475	—	2,736,038
Equity Real Estate Investment Trusts (REITs)	4,626,972	69,907	—	4,696,879
Food & Staples Retailing	5,345,904	807	—	5,346,711
Food Products	10,237,248	234,882	—	10,472,130
Health Care Equipment & Supplies	465,648	2,799	—	468,447
Hotels, Restaurants & Leisure	3,787,954	2,143	—	3,790,097
Industrial Conglomerates	10,187,433	4,022	—	10,191,455
Oil, Gas & Consumable Fuels	33,525,425	1,961	—	33,527,386
Pharmaceuticals	4,620,789	272,256	—	4,893,045
Real Estate Management & Development	36,140,041	59,701	—	36,199,742
Technology Hardware, Storage & Peripherals	32,423,708	29,918	—	32,453,626
Textiles, Apparel & Luxury Goods	8,891,917	184,599	—	9,076,516
Other*	322,748,724	—	—	322,748,724
Corporate Bonds*	—	9,170	—	9,170
Rights	—	59,085	—	59,085
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	3,577,822	—	3,577,822

Total Investments	$575,625,081	$5,125,060	$—	$580,750,141

Other Financial Instruments
Assets
Futures Contracts	$205,303	$—	$—	$205,303
Forward Foreign Currency Contracts	—	42,394	—	42,394
Liabilities

Forward Foreign Currency Contracts	—	(11,551)	—	(11,551)

Total Other Financial Instruments	$205,303	$30,843	$—	$236,146

310	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments

Exchange Traded Funds	$8,399,144	$—	$—	$8,399,144

Total Investments	$8,399,144	$—	$—	$8,399,144

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$30,338	$—	$30,338
Liabilities

Forward Foreign Currency Contracts	—	(11,373)	—	(11,373)

Total Other Financial Instruments	$—	$18,965	$—	$18,965

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments

Exchange Traded Funds	$5,789,714	$—	$—	$5,789,714

Total Investments	$5,789,714	$—	$—	$5,789,714

Other Financial Instruments
Assets
Futures Contracts	$2,130	$—	$—	$2,130
Forward Foreign Currency Contracts	—	42,495	—	42,495
Liabilities

Forward Foreign Currency Contracts	—	(921)	—	(921)

Total Other Financial Instruments	$2,130	$41,574	$—	$43,704

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Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$81,260,702	$—	$—	$81,260,702
Securities Lending Reinvestments

Repurchase Agreements	—	653,504	—	653,504

Total Investments	$81,260,702	$653,504	$—	$81,914,206

Other Financial Instruments
Assets

Futures Contracts	$64,159	$—	$—	$64,159

Total Other Financial Instruments	$64,159	$—	$—	$64,159

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$45,177,580	$—	$—	$45,177,580
Securities Lending Reinvestments

Repurchase Agreements	—	111,491	—	111,491

Total Investments	$45,177,580	$111,491	$—	$45,289,071

Other Financial Instruments
Assets

Futures Contracts	$13,680	$—	$—	$13,680

Total Other Financial Instruments	$13,680	$—	$—	$13,680

312	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Industrial Conglomerates	$606,870	$4,920	$—	$611,790
Other*	72,546,237	—	—	72,546,237
Securities Lending Reinvestments

Repurchase Agreements	$—	$879,269	$—	$879,269

Total Investments	$73,153,107	$884,189	$—	$74,037,296

Other Financial Instruments
Assets

Futures Contracts	$32,134	$—	$—	$32,134

Total Other Financial Instruments	$32,134	$—	$—	$32,134

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,608,852,141	$—	$—	$5,608,852,141
Securities Lending Reinvestments
Certificates of Deposit	—	103,979,437	—	103,979,437
Commercial Paper	—	9,957,575	—	9,957,575
Funding Agreements	—	3,000,000	—	3,000,000

Repurchase Agreements	—	114,576,504	—	114,576,504

Total Investments	$5,608,852,141	$231,513,516	$—	$5,840,365,657

Other Financial Instruments
Assets
Futures Contracts	$1,474,028	$—	$—	$1,474,028
Forward Foreign Currency Contracts	—	558,130	—	558,130
Liabilities
Futures Contracts	(8,291)	—	—	(8,291)

Forward Foreign Currency Contracts	—	(367,051)	—	(367,051)

Total Other Financial Instruments	$1,465,737	$191,079	$—	$1,656,816

FLEXSHARES SEMIANNUAL REPORT	313

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$33,291,185	$168,892	$—	$33,460,077
Other*	894,969,953	—	—	894,969,953
Securities Lending Reinvestments

Repurchase Agreements	—	23,065,024	—	23,065,024

Total Investments	$928,261,138	$23,233,916	$—	$951,495,054

Other Financial Instruments
Assets
Futures Contracts	$379,827	$—	$—	$379,827
Forward Foreign Currency Contracts	—	9,613	—	9,613
Liabilities

Forward Foreign Currency Contracts	—	(16,990)	—	(16,990)

Total Other Financial Instruments	$379,827	$(7,377)	$—	$372,450

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks
Industrial Conglomerates	$—	$782,293	$—	$782,293
Other*	330,970,688	—	—	330,970,688
Securities Lending Reinvestments

Repurchase Agreements	—	7,855,000	—	7,855,000

Total Investments	$330,970,688	$8,637,293	$—	$339,607,981

Other Financial Instruments
Assets
Futures Contracts	$126,484	$—	$—	$126,484
Forward Foreign Currency Contracts	—	8,578	—	8,578
Liabilities
Futures Contracts	(8,291)	—	—	(8,291)

Forward Foreign Currency Contracts	—	(11,034)	—	(11,034)

Total Other Financial Instruments	$118,193	$(2,456)	$—	$115,737

314	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Real Assets Allocation Index Fund
Investments

Exchange Traded Funds	$10,196,434	$—	$—	$10,196,434

Total Investments	$10,196,434	$—	$—	$10,196,434

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,763,188,384	$—	$—	$1,763,188,384
Securities Lending Reinvestments
Certificates of Deposit	—	100,477,858	—	100,477,858
Commercial Paper	—	9,957,575	—	9,957,575

Repurchase Agreements	—	39,335,621	—	39,335,621

Total Investments	$1,763,188,384	$149,771,054	$—	$1,912,959,438

Other Financial Instruments
Assets

Futures Contracts	$1,496,811	$—	$—	$1,496,811

Total Other Financial Instruments	$1,496,811	$—	$—	$1,496,811

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$374,965,261	$—	$—	$374,965,261
Securities Lending Reinvestments

Repurchase Agreements	—	19,950,016	—	19,950,016

Total Investments	$374,965,261	$19,950,016	$—	$394,915,277

Other Financial Instruments
Assets

Futures Contracts	$336,673	$—	$—	$336,673

Total Other Financial Instruments	$336,673	$—	$—	$336,673

FLEXSHARES SEMIANNUAL REPORT	315

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$50,713,551	$—	$—	$50,713,551
Securities Lending Reinvestments

Repurchase Agreements	—	89,590	—	89,590

Total Investments	$50,713,551	$89,590	$—	$50,803,141

Other Financial Instruments
Assets

Futures Contracts	$48,733	$—	$—	$48,733

Total Other Financial Instruments	$48,733	$—	$—	$48,733

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$834,402,472	$—	$—	$834,402,472
Securities Lending Reinvestments

Repurchase Agreements	—	35,071,552	—	35,071,552

Total Investments	$834,402,472	$35,071,552	$—	$869,474,024

Other Financial Instruments
Assets
Futures Contracts	$460,774	$—	$—	$460,774
Forward Foreign Currency Contracts	—	69,834	—	69,834
Liabilities
Futures Contracts	(3,296)	—	—	(3,296)

Forward Foreign Currency Contracts	—	(30,883)	—	(30,883)

Total Other Financial Instruments	$457,478	$38,951	$—	$496,429

316	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$93,738,045	$—	$—	$93,738,045
Securities Lending Reinvestments

Repurchase Agreements	—	1,301,131	—	1,301,131

Total Investments	$93,738,045	$1,301,131	$—	$95,039,176

Other Financial Instruments
Assets
Futures Contracts	$75,390	$—	$—	$75,390
Forward Foreign Currency Contracts	—	1,146	—	1,146
Liabilities

Forward Foreign Currency Contracts	—	(53)	—	(53)

Total Other Financial Instruments	$75,390	$1,093	$—	$76,483

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$44,489,724	$—	$—	$44,489,724
Securities Lending Reinvestments

Repurchase Agreements	—	532,077	—	532,077

Total Investments	$44,489,724	$532,077	$—	$45,021,801

Other Financial Instruments
Assets

Futures Contracts	$25,676	$—	$—	$25,676

Total Other Financial Instruments	$25,676	$—	$—	$25,676

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$1,258,535,893	$—	$1,258,535,893

Total Investments	$—	$1,258,535,893	$—	$1,258,535,893

FLEXSHARES SEMIANNUAL REPORT	317

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$558,972,060	$—	$558,972,060

Total Investments	$—	$558,972,060	$—	$558,972,060

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Disciplined Duration MBS Index Fund
Investments

Mortgage-Backed Securities	$—	$50,685,543	$—	$50,685,543

Total Investments	$—	$50,685,543	$—	$50,685,543

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$102,638,177	$—	$102,638,177

Total Investments	$—	$102,638,177	$—	$102,638,177

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments
Asset-Backed Securities	$—	$20,209	$—	$20,209

Corporate Bonds*	—	28,210,142	—	28,210,142

Total Investments	$—	$28,230,351	$—	$28,230,351

318	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares High Yield Value-Scored Bond Index Fund
Investments

Corporate Bonds*	$—	$40,293,639	$—	$40,293,639

Total Investments	$—	$40,293,639	$—	$40,293,639

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$20,569,329	$—	$20,569,329
Collateralized Mortgage Obligations	—	354,039	—	354,039
Corporate Bonds*	—	221,559,067	—	221,559,067
U.S. Treasury Obligations	—	2,793,129	—	2,793,129

Short-Term Investments	—	6,274,665	—	6,274,665

Total Investments	$—	$251,550,229	$—	$251,550,229

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$43,388,353	$—	$—	$43,388,353

Short-Term Investments	—	163,100	—	163,100

Total Investments	$43,388,353	$163,100	$—	$43,551,453

*	See Schedules of Investments for segregation by industry type.

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund,

FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S.

FLEXSHARES SEMIANNUAL REPORT	319

Notes to the Financial Statements (cont.)

dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

In addition to investment risks associated with the underlying issuer, ADRs and GDRs expose a Fund to risk associated with non-uniform terms that apply to ADR and GDR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency and liquidity risk. ADRs and GDRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s Underlying Index. The FlexShares Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline. To the extent that a Fund’s assets are significantly invested in a single country or geographic region, a Fund will be subject to the risks associated with that particular country or region.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund) will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

320	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund may invest in inflation-indexed securities.

TIPS issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the

CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the

FLEXSHARES SEMIANNUAL REPORT	321

Notes to the Financial Statements (cont.)

cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. The use of this technique may diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts at JP Morgan Chase, the Fund’s custodian, and is not reflected in the assets of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2019, none of the Funds presented in these financial statements had repurchase agreements outstanding.

As of the period ended April 30, 2019, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Dividend Dynamic Index Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement

U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%

U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%

322	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Type of Loan	Minimum Initial Collateral Requirement

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedule of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).” The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing (Topic 860): Repurchase to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2019, which were comprised of cash, were as follows:

Fund

FlexShares Morningstar US Market Factor Tilt Index Fund	$103,184,691

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	14,484,118

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,577,822

FlexShares US Quality Large Cap Index Fund	653,504

FLEXSHARES SEMIANNUAL REPORT	323

Notes to the Financial Statements (cont.)

Fund

FlexShares STOXX® US ESG Impact Index Fund	$111,491

FlexShares STOXX® Global ESG Impact Index Fund	879,269

FlexShares Morningstar Global Upstream Natural Resources Index Fund	231,439,250

FlexShares STOXX® Global Broad Infrastructure Index Fund	23,065,024

FlexShares Global Quality Real Estate Index Fund	7,855,000

FlexShares Quality Dividend Index Fund	149,698,267

FlexShares Quality Dividend Defensive Index Fund	19,950,016

FlexShares Quality Dividend Dynamic Index Fund	89,590

FlexShares International Quality Dividend Index Fund	35,071,552

FlexShares International Quality Dividend Defensive Index Fund	1,301,131

FlexShares International Quality Dividend Dynamic Index Fund	532,077

At April 30, 2019, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

Regulations that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their Underlying Indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) on futures contracts”.

The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments.

As of April 30, 2019, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund,

324	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund intend to use forward foreign currency contracts to hedge the currency exposure resulting from investments in foreign securities, to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not

FLEXSHARES SEMIANNUAL REPORT	325

Notes to the Financial Statements (cont.)

expect to engage in currency transactions for speculative purposes. All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statement of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2019, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares

Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive

326	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Index Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and

Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$10,627	$(6,990)	$—	$3,637
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	4,238	(4,238)	—	—
	Foreign Currency Contracts — Societe Generale	13	—	—	13
	Foreign Currency Contracts — JPMorgan Chase Bank	—	—	—	—
	Total	$14,878	$(11,228)	$—	$3,650
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$11,440	$—	$—	$11,440
	Foreign Currency Contracts — Citibank NA	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	194	(194)	—	—
	Foreign Currency Contracts — Morgan Stanley	30,760	—	—	30,760
	Foreign Currency Contracts — Credit Suisse International	—	—	—	—
	Total	$42,394	$(194)	$—	$42,200
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index	Foreign Currency Contracts — Morgan Stanley	$30,338	$(11,373)	$—	$18,965
	Total	$30,338	$(11,373)	$—	$18,965
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Morgan Stanley	$42,495	$(921)	$—	$41,574
	Total	$42,495	$(921)	$—	$41,574
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$2,363	$—	$—	$2,363
	Foreign Currency Contracts — BNP Paribas SA	—	—	—	—
	Foreign Currency Contracts — Citibank NA	118,461	(118,461)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	88,723	(9,334)	(60,000)	19,389
	Foreign Currency Contracts — JPMorgan Chase Bank	2,553	(2,553)	—	—
	Foreign Currency Contracts — Morgan Stanley	298,566	(67,580)	—	230,986
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	47,464	(6,472)	—	40,992
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Total	$558,130	$(204,400)	$(60,000)	$293,730
FlexShares STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Citibank NA	$8,992	$(8,992)	$—	$—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	290	(290)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	331	(331)	—	—
	Total	$9,613	$(9,613)	$—	$—

FLEXSHARES SEMIANNUAL REPORT	327

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$3,367	$(555)	$—	$2,812
	Foreign Currency Contracts — Goldman Sachs & Co.	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	2,388	(2,225)	—	163
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	1,563	(1,033)	—	530
	Foreign Currency Contracts — JPMorgan Chase Bank	498	(498)	—	—
	Foreign Currency Contracts — Societe Generale	762	—	—	762
	Total	$8,578	$(4,311)	$—	$4,267
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — BNP Paribas SA	$21,487	$(1,507)	$—	$19,980
	Foreign Currency Contracts — Citibank NA	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	1,359	(1,359)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	3,972	(3,972)	—	—
	Foreign Currency Contracts — Morgan Stanley	30,293	(380)	—	29,913
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	12,723	(4,864)	—	7,859
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Total	$69,834	$(12,082)	$—	$57,752
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — BNP Paribas SA	$772	$—	$—	$772
	Foreign Currency Contracts — JPMorgan Chase Bank	374	—	—	374
	Foreign Currency Contracts — Citibank NA	—	—	—	—
	Total	$1,146	$—	$—	$1,146

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(6,990)	$6,990	$—	$—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(9,310)	—	—	(9,310)
	Foreign Currency Contracts — Morgan Stanley	(13,359)	4,238	—	(9,121)
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(16,664)	—	—	(16,664)
	Total	$(46,323)	$11,228	$—	$(35,095)

328	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank NA	(9,264)	—	—	(9,264)
	Foreign Currency Contracts — Goldman Sachs & Co.	(2,158)	194	—	(1,964)
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — Credit Suisse International	(129)	—	—	(129)
	Total	$(11,551)	$194	$—	$(11,357)
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index	Foreign Currency Contracts — Morgan Stanley	$(11,373)	$11,373	$—	$—
	Total	$(11,373)	$11,373	$—	$—
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Morgan Stanley	$(921)	$921	$—	$—
	Total	$(921)	$921	$—	$—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$—	$—	$—	$—
	Foreign Currency Contracts — BNP Paribas SA	(50,787)	—	—	(50,787)
	Foreign Currency Contracts — Citibank NA	(192,309)	118,461	—	(73,848)
	Foreign Currency Contracts — Goldman Sachs & Co.	(9,334)	9,334	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(15,354)	2,553	—	(12,801)
	Foreign Currency Contracts — Morgan Stanley	(67,580)	67,580	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(6,472)	6,472	—	—
	Foreign Currency Contracts — Societe Generale	(25,215)	—	—	(25,215)
	Total	$(367,051)	$204,400	$—	$(162,651)
FlexShares STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Citibank NA	$(9,369)	$8,992	$—	$(377)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(1,041)	—	—	(1,041)
	Foreign Currency Contracts — Morgan Stanley	(4,493)	290	—	(4,203)
	Foreign Currency Contracts — JPMorgan Chase Bank	(2,087)	331	—	(1,756)
	Total	$(16,990)	$9,613	$—	$(7,377)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$(555)	$555	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	(316)	—	—	(316)
	Foreign Currency Contracts — Morgan Stanley	(2,225)	2,225	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(1,033)	1,033	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(6,905)	498	—	(6,407)
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Total	$(11,034)	$4,311	$—	$(6,723)

FLEXSHARES SEMIANNUAL REPORT	329

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(1,507)	$1,507	$—	$—
	Foreign Currency Contracts — Citibank NA	(8,730)	—	—	(8,730)
	Foreign Currency Contracts — Goldman Sachs & Co.	(1,693)	1,359	—	(334)
	Foreign Currency Contracts — JPMorgan Chase Bank	(13,649)	3,972	—	(9,677)
	Foreign Currency Contracts — Morgan Stanley	(380)	380	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(4,864)	4,864	—	—
	Foreign Currency Contracts — Societe Generale	(60)	—	—	(60)
	Total	$(30,883)	$12,082	$—	$(18,801)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — BNP Paribas SA	$—	$—	$—	$—
	Foreign Currency Contracts — JPMorgan Chase Bank	—	—	—	—
	Foreign Currency Contracts — Citibank NA	(53)	—	—	(53)
	Total	$(53)	$—	$—	$(53)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2019

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	$1,154,294

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	781,675

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(5,527)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	14,878

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(46,323)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	205,303

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	42,394

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(11,551)

330	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	$30,338

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(11,373)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	2,130

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	42,495

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(921)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares US Quality Large Cap Index Fund	64,159

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® US ESG Impact Index Fund	13,680

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global ESG Impact Index Fund	32,134

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,474,028

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(8,291)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	558,130

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(367,051)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	379,827

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	9,613

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(16,990)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	126,484

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	(8,291)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	8,578

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(11,034)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Index Fund	1,496,811

FLEXSHARES SEMIANNUAL REPORT	331

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	$336,673

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	48,733

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	460,774

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	(3,296)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	69,834

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(30,883)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	75,390

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	1,146

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(53)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	25,676

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2019

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$(2,865,010)	$2,317,901

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(756,112)	1,356,636

332	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$(82,014)	$116,519

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	191,540	331,579

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(23,368)	64,225

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	128,968	(66,579)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	1,071	4,911

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(5,129)	4,370

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Large Cap Index Fund	27,572	75,331

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® US ESG Impact Index Fund	(21,950)	40,578

FLEXSHARES SEMIANNUAL REPORT	333

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global ESG Impact Index Fund	$(59,966)	$98,308

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	188,345	3,286,358

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(430,507)	422,597

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(379,762)	649,920

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(50,734)	6,942

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	(341,522)	538,582

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	11,119	(14,417)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	(893,085)	2,378,740

334	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	$(309,388)	$483,218

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	(31,822)	79,080

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	28,351	783,223

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	13,164	55,806

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(20,853)	151,400

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(495)	2,576

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(20,698)	55,190

Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Core Select Bond Fund	14,881	—

FLEXSHARES SEMIANNUAL REPORT	335

Notes to the Financial Statements (cont.)

At April 30, 2019, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts				Interest Rate Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	158	$476,526	—	$—	—	$—	—	$—

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	48	671,468	151	366,896	—	—	—	—	—	—

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	64	296,732	54	370,676	—	—	—	—	—	—

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	182	541,273	—	—	—	—	—	—	—	—

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	330	286,597	2	50,716	—	—	—	—	—	—

FlexShares US Quality Large Cap Index Fund	—	—	22	183,956	—	—	—	—	—	—

FlexShares STOXX® US ESG Impact Index Fund	—	—	16	148,336	—	—	—	—	—	—

FlexShares STOXX® Global ESG Impact Index Fund	—	—	42	87,208	—	—	—	—	—	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	246	1,134,319	289	809,310	—	—	—	—	—	—

FlexShares STOXX® Global Broad Infrastructure Index Fund	49	245,052	129	263,600	—	—	—	—	—	—

FlexShares Global Quality Real Estate Index Fund	53	328,410	84	321,446	—	—	—	—	—	—

FlexShares Quality Dividend Index Fund	—	—	66	1,088,774	—	—	—	—	—	—

FlexShares Quality Dividend Defensive Index Fund	—	—	53	403,827	—	—	—	—	—	—

FlexShares Quality Dividend Dynamic Index Fund	—	—	15	163,470	—	—	—	—	—	—

FlexShares International Quality Dividend Index Fund	128	292,040	190	255,324	—	—	—	—	—	—

FlexShares International Quality Dividend Defensive Index Fund	16	33,548	55	125,891	—	—	—	—	—	—

FlexShares International Quality Dividend Dynamic Index Fund	—	—	31	79,789	—	—	—	—	—	—

FlexShares Core Select Bond Fund	—	—	—	—	—	—	4	1,695,792	—	—

336	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of April 30, 2019, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund, FlexShares iBoxx 5-Year Target Duration TIPs Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Board.

As compensation for its advisory services and assumption of certain Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the Management Fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody,

FLEXSHARES SEMIANNUAL REPORT	337

Notes to the Financial Statements (cont.)

fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Management Fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee

FlexShares Morningstar US Market Factor Tilt Index Fund	0.25%

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.59%

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.44%

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	0.64%

FlexShares US Quality Large Cap Index Fund	0.32%

FlexShares STOXX® US ESG Impact Index Fund	0.32%

FlexShares STOXX® Global ESG Impact Index Fund	0.42%

FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.46%

FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%

FlexShares Global Quality Real Estate Index Fund	0.45%

FlexShares Real Assets Allocation Index Fund	0.57%

FlexShares Quality Dividend Index Fund	0.37%

FlexShares Quality Dividend Defensive Index Fund	0.37%

FlexShares Quality Dividend Dynamic Index Fund	0.37%

Fund	Unitary Management Fee

FlexShares International Quality Dividend Index Fund	0.47%

FlexShares International Quality Dividend Defensive Index Fund	0.47%

FlexShares International Quality Dividend Dynamic Index Fund	0.47%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.18%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.18%

FlexShares Disciplined Duration MBS Index Fund	0.20%

FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%

FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%

FlexShares High Yield Value-Scored Bond Index Fund	0.37%

FlexShares Ready Access Variable Income Fund	0.25%

FlexShares Core Select Bond Fund	0.35%

The Investment Adviser has contractually agreed until March 1, 2020, in the case of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Real Assets Allocation Index Fund, to waive Management Fees or reimburse certain expenses in an amount equal to the acquired fund fees and expenses (“AFFE”) attributable to each Fund’s investments in their respective Underlying Fund(s). In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds that are not Affiliated Funds, until

338	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

March 1, 2020. After these dates, the Investment Adviser and a Fund may mutually agree to extend the contractual arrangements. The Board may terminate the contractual arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements.

In addition, effective October 29, 2018, NTI contractually agreed to reimburse the Funds for certain other fees and expenses that are not Covered Expenses. These fees and expenses and the reimbursements are shown as Other expenses and Other expenses reimbursed, respectively, in the Statements of Operations.

The Investment Adviser may voluntarily waive additional management fees. Amounts waived by the Investment Adviser may not be recouped by the Investment Adviser. As of the period ended April 30, 2019, no Management Fees had been voluntarily waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

From November 1, 2018 until March 1, 2019, NTI contractually agreed with each Fund, except the FlexShares High Yield Value-Scored Bond Index Fund, to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund. As of March 1, 2019, NTI has contractually agreed to reimburse each Fund its proportionate share of the expenses relating to the administration of the deferred compensation plan (“DC Plan”) for the Trust’s independent trustees allocated to such Fund until at least March 1, 2020. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a DC Plan for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, Independent Trustees may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments

FLEXSHARES SEMIANNUAL REPORT	339

Notes to the Financial Statements (cont.)

to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2019	As of October 31, 2018

FlexShares Morningstar US Market Factor Tilt Index Fund	$15,000	$12,000

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	100,000	20,000

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	100,000	150,000

FlexShares US Quality Large Cap Index Fund	3,500	2,500

FlexShares STOXX® US ESG Impact Index Fund	1,400	700

FlexShares STOXX® Global ESG Impact Index Fund	7,500	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	28,500	9,000

Fund	As of April 30, 2019	As of October 31, 2018

FlexShares STOXX® Global Broad Infrastructure Index Fund	$16,000	$14,000

FlexShares Global Quality Real Estate Index Fund	10,000	2,000

FlexShares Quality Dividend Index Fund	11,250	9,750

FlexShares Quality Dividend Defensive Index Fund	7,500	3,000

FlexShares Quality Dividend Dynamic Index Fund	4,500	750

FlexShares International Quality Dividend Index Fund	65,000	60,000

FlexShares International Quality Dividend Defensive Index Fund	20,000	—

FlexShares International Quality Dividend Dynamic Index Fund	5,000	5,000

FlexShares Disciplined Duration MBS Index Fund	5,200	1,200

FlexShares Credit-Scored US Corporate Bond Index Fund	1,000	500

FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	—

FlexShares High Yield Value-Scored Bond Index Fund	500	—

FlexShares Ready Access Variable Income Fund	700	2,100

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge creation unit transaction fees.

340	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

10. Investment Transactions

For the period ended April 30, 2019, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2019, were as follows:

Fund	Purchases	Sales

FlexShares Morningstar US Market Factor Tilt Index Fund	$186,968,231	$193,462,665

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	151,999,088	142,657,740

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	146,528,589	117,913,273

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	302,357	130,450

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	54,086	57,324

FlexShares US Quality Large Cap Index Fund	24,420,689	25,048,637

FlexShares STOXX® US ESG Impact Index Fund	16,142,833	15,445,526

FlexShares STOXX® Global ESG Impact Index Fund	26,414,815	26,017,533

FlexShares Morningstar Global Upstream Natural Resources Index Fund	633,190,780	636,852,307

FlexShares STOXX® Global Broad Infrastructure Index Fund	79,028,367	77,091,932

FlexShares Global Quality Real Estate Index Fund	94,831,729	84,247,470

FlexShares Real Assets Allocation Index Fund	279,523	278,237

Fund	Purchases	Sales

FlexShares Quality Dividend Index Fund	$809,545,511	$839,785,165

FlexShares Quality Dividend Defensive Index Fund	115,864,451	130,033,548

FlexShares Quality Dividend Dynamic Index Fund	20,141,361	20,382,427

FlexShares International Quality Dividend Index Fund	280,513,501	271,362,071

FlexShares International Quality Dividend Defensive Index Fund	28,718,464	28,525,515

FlexShares International Quality Dividend Dynamic Index Fund	22,594,070	28,171,856

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	302,147,654	307,728,317

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	105,083,786	108,322,646

FlexShares Disciplined Duration MBS Index Fund	18,820,729	40,777,116

FlexShares Credit-Scored US Corporate Bond Index Fund	58,196,403	19,589,528

FlexShares Credit-Scored US Long Corporate Bond Index Fund	5,933,984	5,867,642

FlexShares High Yield Value-Scored Bond Index Fund	13,129,119	11,817,542

FlexShares Ready Access Variable Income Fund†	130,487,637	79,869,983

FlexShares Core Select Bond Fund	31,043,620	31,072,110

†	Include $2,861,192 in purchases and $3,540,956 in sales in U.S. Government Securities.

FLEXSHARES SEMIANNUAL REPORT	341

Notes to the Financial Statements (cont.)

11. In-Kind Transactions

During the period ended April 30, 2019, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2019, the fair value of the securities received for subscriptions for each Fund were as follows:

Fund	Fair Value

FlexShares Morningstar US Market Factor Tilt Index Fund	$52,257,994

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	74,452,404

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	11,036,909

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	656,248

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	635,796

FlexShares US Quality Large Cap Index Fund	19,080,686

FlexShares STOXX® US ESG Impact Index Fund	12,432,896

FlexShares STOXX® Global ESG Impact Index Fund	4,328,081

FlexShares Morningstar Global Upstream Natural Resources Index Fund	151,565,928

FlexShares STOXX® Global Broad Infrastructure Index Fund	71,605,112

FlexShares Global Quality Real Estate Index Fund	28,545,657

FlexShares Quality Dividend Index Fund	64,711,386

FlexShares Quality Dividend Defensive Index Fund	47,938,778

FlexShares Quality Dividend Dynamic Index Fund	11,151,139

FlexShares International Quality Dividend Index Fund	119,848,335

FlexShares International Quality Dividend Defensive Index Fund	16,316,795

FlexShares International Quality Dividend Dynamic Index Fund	6,754,960

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	46,580,381

Fund	Fair Value

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$48,132,058

FlexShares Core Select Bond Fund	7,109,482

During the period ended April 30, 2019, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended April 30, 2019, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund were as follows:

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares Morningstar US Market Factor Tilt Index Fund	$42,760,731	$21,821,360

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	54,930,126	11,736,420

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,867,396	181,958

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	651,591	(3,143)

FlexShares US Quality Large Cap Index Fund	1,466,405	68,405

FlexShares STOXX® Global ESG Impact Index Fund	9,077,508	1,787,706

FlexShares Morningstar Global Upstream Natural Resources Index Fund	142,894,714	31,211,188

FlexShares Real Assets Allocation Index Fund	4,857,109	290,406

FlexShares Quality Dividend Index Fund	87,606,445	19,117,176

FlexShares Quality Dividend Dynamic Index Fund	8,618,107	1,961,785

FlexShares International Quality Dividend Index Fund	78,103,110	(1,502,462)

342	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares International Quality Dividend Defensive Index Fund	$13,172,543	$320,505

FlexShares International Quality Dividend Dynamic Index Fund	21,087,508	(1,693,816)

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	459,996,323	(4,136,079)

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	415,815,948	(4,909,444)

FlexShares High Yield Value-Scored Bond Index Fund	9,329,200	(504,890)

FlexShares Ready Access Variable Income Fund	46,207,836	(142,215)

FlexShares Core Select Bond Fund	3,580,742	60,129

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. New Accounting Pronouncements

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact. The Funds have not early adopted ASU 2017-08.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	343

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs:

(1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2019.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2019.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 04/30/19	Expenses Paid During the Period* 11/1/18 - 04/30/19	Annualized Expense Ratio During Period

FlexShares® Morningstar US Market Factor Tilt Index Fund

Actual	$1,000.00	$1,084.70	$1.29	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Actual	$1,000.00	$1,053.20	$1.99	0.39%

Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Actual	$1,000.00	$1,124.70	$3.11	0.59%

Hypothetical	$1,000.00	$1,021.87	$2.96	0.59%

344	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value 11/1/18	Ending Account Value 04/30/19	Expenses Paid During the Period* 11/1/18 - 04/30/19	Annualized Expense Ratio During Period

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund(a)

Actual	$1,000.00	$1,071.20	$0.26	0.05%

Hypothetical	$1,000.00	$1,024.55	$0.25	0.05%

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund(a)

Actual	$1,000.00	$1,135.80	$0.32	0.06%

Hypothetical	$1,000.00	$1,024.50	$0.30	0.06%

FlexShares® US Quality Large Cap Index Fund

Actual	$1,000.00	$1,038.60	$1.62	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® US ESG Impact Index Fund

Actual	$1,000.00	$1,098.10	$1.66	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® Global ESG Impact Index Fund

Actual	$1,000.00	$1,088.00	$2.17	0.42%

Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Actual	$1,000.00	$1,057.30	$2.35	0.46%

Hypothetical	$1,000.00	$1,022.51	$2.31	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund

Actual	$1,000.00	$1,123.50	$2.47	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® Global Quality Real Estate Index Fund

Actual	$1,000.00	$1,105.30	$2.35	0.45%

Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%

FlexShares® Real Assets Allocation Index Fund(a)

Actual	$1,000.00	$1,116.00	$0.58	0.11%

Hypothetical	$1,000.00	$1,024.25	$0.55	0.11%

FlexShares® Quality Dividend Index Fund

Actual	$1,000.00	$1,059.30	$1.89	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,085.40	$1.91	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FLEXSHARES SEMIANNUAL REPORT	345

Fund Expenses (cont.)

	Beginning Account Value 11/1/18	Ending Account Value 04/30/19	Expenses Paid During the Period* 11/1/18 - 04/30/19	Annualized Expense Ratio During Period

FlexShares® Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,079.80	$1.91	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® International Quality Dividend Index Fund

Actual	$1,000.00	$1,067.80	$2.41	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,060.00	$2.40	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,089.90	$2.44	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,030.40	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,047.20	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® Disciplined Duration MBS Index Fund

Actual	$1,000.00	$1,039.60	$1.01	0.20%

Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

FlexShares® Credit-Scored US Corporate Bond Index Fund

Actual	$1,000.00	$1,059.00	$1.12	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

Actual	$1,000.00	$1,107.90	$1.15	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® High Yield Value-Scored Bond Index Fund

Actual	$1,000.00	$1,054.20	$1.88	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Ready Access Variable Income Fund

Actual	$1,000.00	$1,015.90	$1.25	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

346	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value 11/1/18	Ending Account Value 04/30/19	Expenses Paid During the Period* 11/1/18 - 04/30/19	Annualized Expense Ratio During Period

FlexShares® Core Select Bond Fund(a)

Actual	$1,000.00	$1,053.00	$0.87	0.17%

Hypothetical	$1,000.00	$1,023.95	$0.85	0.17%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

FLEXSHARES SEMIANNUAL REPORT	347

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Cyber Security and Operational Risk

Cyber security and operational risk is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Investment’ Adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Valuation Risk

The sale price the Funds could receive for a security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

Calculation Methodology Risk

Each of the Index Funds is subject to Calculation Methodology Risk. This is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed.

348	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

The following risks apply to each Fund, as disclosed:

Concentration Risk

Each of the Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, is subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in Master Limited Partnerships (“MLPs”). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may also be sensitive to changes in interest rates and, during periods of interest rate volatility, may not provide attractive returns. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The performance of these Funds may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

FLEXSHARES SEMIANNUAL REPORT	349

Supplemental Information (cont.)

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund are subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The FlexShares STOXX® US ESG Impact Index Fund and the FlexShares STOXX® Global ESG Impact Index Fund may invest in stocks of mid-sized companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mid and Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in stocks of smaller companies which may be more volatile than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund’s (including through its investment in its Underlying Fund(s)) investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

ESG Investment Risk

The FlexShares STOXX® US ESG Impact Index Fund and the FlexShares STOXX® Global ESG Impact Index Fund are subject to the risk that because the methodology of the Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments.

High Portfolio Turnover Risk

The FlexShares STOXX® US ESG Impact Index Fund, FlexShares Ready Access Variable Income Fund, the FlexShares Core Select Bond Fund, the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, the FlexShares Disciplined Duration MBS Index

350	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Fund, the FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares High Yield Value-Scored Bond Index Fund are subject to the risk that active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Global Natural Resources Industry Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Hedging Risk

The FlexShares Core Select Bond Fund is subject to the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Interest Rate Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) are subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

FLEXSHARES SEMIANNUAL REPORT	351

Supplemental Information (cont.)

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. A Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by a Fund may be greater or lower than the targeted overall volatility of the Fund’s Underlying Index. Although a Fund’s Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. A Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that a Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risk applies to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund):

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

The following risk applies to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) and the FlexShares STOXX® Global Broad Infrastructure Index Fund:

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

352	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund and the FlexShares Core Select Bond Fund:

Fund of Funds Risk (or Underlying Funds Risk)

The Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund:

Currency Hedging Risk

The Fund is subject to the risk that the Fund’s hedging transactions will not be effective. The Fund enters into foreign currency forward contracts designed to offset the Fund’s currency exposure of non-U.S. dollar denominated securities included in the Underlying Index against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s foreign currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Because the Fund’s currency hedge is reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. In addition, a Fund’s currency hedging activities may involve frequent trading of currency instruments, which may increase transaction costs and cause the Fund’s return to deviate from the Underlying Index.

In seeking to track the performance of the Underlying Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts, which may include non-deliverable foreign currency forward contracts (“NDFs”). NDFs on currencies are often less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended. In addition, NTI may seek to limit the size of the Fund in order to attempt to reduce a situation where the Fund is unable to obtain sufficient liquidity in an underlying currency to implement its investment objective.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect

FLEXSHARES SEMIANNUAL REPORT	353

Supplemental Information (cont.)

the value of the Fund’s investments and its returns. Changes in an issuer’s credit rating or the market’ perception of an issuer’ creditworthiness may also adversely affect the value of the Fund’ investment in that issuer. The degree of credit risk depends on the issuer’s or counterparty’s financial condition and on the terms of the securities.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Liquidity Risk

The Fund is subject to the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund:

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage-Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

354	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

The following risks apply to the FlexShares High Yield Value-Scored Bond Index Fund:

Distressed Securities Risk

Distressed securities risk is the substantial risk of investing in distressed securities that is in addition to the risks of investing in non-investment grade securities generally. NTI defines securities issued by companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings as “distressed securities.” Distressed securities are speculative and involve a substantial risk that principal will not be paid. In addition, the Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. These securities may present a substantial risk of default. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

High Yield Securities Risk

High yield securities risk is the risk that the Fund will be subject to greater credit risk, price volatility and risk of loss than if it invested primarily in investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to increased risk of an issuer’s inability to make principal and interest payments. The Fund’s Underlying Index is designed to be comprised of securities with the potential for higher yields as compared to the overall high yield corporate bond market. As such, the Fund is expected to exhibit greater sensitivity to market fluctuations.

New Fund Risk

New Fund Risk is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Investment Adviser or an affiliate of the Investment Adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

Substantial Volatility Risk

Substantial volatility risk is the risk that the value of the securities in the Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably at a greater level than the overall market. There is a risk that the Fund could have substantial volatility.

Value Score Risk

Value score risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued will not appreciate in value as anticipated. Although the Underlying Index is designed to measure a portfolio of bonds of companies with the potential for higher yields and less risk of insolvency relative to the Parent Index, there is no assurance that the Underlying Index or Fund will be comprised of such securities. Accordingly, the Fund may be subject to greater credit risk, price volatility and risk of loss relative to the Parent Index.

FLEXSHARES SEMIANNUAL REPORT	355

Supplemental Information (cont.)

The following risk applies to the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and/or non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital funds. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

The following risk applies to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, the FlexShares Quality Dividend Dynamic Index Fund, FlexShares STOXX US ESG Impact Index Fund and FlexShares US Quality Large Cap Index Fund:

Information Technology Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. information technology sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s price.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

356	FLEXSHARES SEMIANNUAL REPORT

For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Funds’ Forms N-Q and Forms N-PORT are available on the SEC’s Web site at www.sec.gov.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s website at www.sec.gov.

FLEXSHARES SEMIANNUAL REPORT	357

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt Hedged IndexSM, Morningstar® Emerging Markets Factor Tilt Hedged IndexSM and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Impact Index, STOXX® Global ESG Impact Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, Northern Trust Credit-Scored US Corporate Bond IndexSM, Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM, Northern Trust High Yield US Corporate Bond IndexSM, and Northern Trust High Yield Value-Scored US Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofAML® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00139-0619

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
July 8, 2019

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 8, 2019